As filed with the Securities and Exchange Commission on April 25, 2011
File Nos. 333-76651, 811-09301

UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 40	☒
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY	☒
ACT OF 1940
Amendment No. 43	☒
(Check appropriate box or boxes)

TIAA-CREF Funds
(Exact Name of Registrant as Specified in Charter)

730 Third Avenue
New York, New York 10017-3206
(Address of Principal Executive Offices) (Zip Code)
Registrant’s Telephone Number, including Area Code: (800) 842-2733

Stewart P. Greene, Esq.
TIAA-CREF Funds
730 Third Avenue
New York, New York 10017-3206
(Name and Address of Agent for Service)

Copy to:
Jeffrey S. Puretz, Esq.
Dechert LLP
1775 I Street, N.W.
Washington, D.C. 20006-2401

Approximate Date of Proposed Public Offering:
As soon as practicable after effectiveness of the Registration Statement.

It is proposed that this filing will become effective (check appropriate box):

☐	Immediately upon filing pursuant to paragraph (b)
☐	On February 1, 2011 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☒	On July 14, 2011 pursuant to paragraph (a)(1)
☐	On (date) pursuant to paragraph (a)(2) of rule 485

If appropriate, check the following box:

☒	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

PROSPECTUS

FEBRUARY 1, 2011

TIAA-CREF LIFECYCLE FUNDS

of the TIAA-CREF Funds

Fund Class Ticker:	Retail Class	Retirement Class	Premier Class	Institutional Class
▪ Lifecycle Retirement Income Fund	TLRRX	TLIRX	TPILX	TLRIX
▪ Lifecycle 2010 Fund	—	TCLEX	TCTPX	TCTIX
▪ Lifecycle 2015 Fund	—	TCLIX	TCFPX	TCNIX
▪ Lifecycle 2020 Fund	—	TCLTX	TCWPX	TCWIX
▪ Lifecycle 2025 Fund	—	TCLFX	TCQPX	TCYIX
▪ Lifecycle 2030 Fund	—	TCLNX	TCHPX	TCRIX
▪ Lifecycle 2035 Fund	—	TCLRX	TCYPX	TCIIX
▪ Lifecycle 2040 Fund	—	TCLOX	TCZPX	TCOIX
▪ Lifecycle 2045 Fund	—	TTFRX	TTFPX	TTFIX
▪ Lifecycle 2050 Fund	—	TLFRX	TCLPX	TFTIX

This Prospectus describes the Retirement, Premier and Institutional Class shares offered by ten investment portfolios (each, a “Fund”) of the TIAA-CREF Funds (the “Trust”). The Lifecycle Retirement Income Fund also offers Retail Class shares. These Funds comprise the TIAA-CREF Lifecycle Funds (the “Lifecycle Funds”), a sub-family of funds offered by the Trust.

An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. An investor can lose money in any of the Funds and the Funds could perform more poorly than other investments.

The Securities and Exchange Commission (the “SEC”) has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Summary Information

Lifecycle Retirement Income Fund

Investment Objective 6

Fees and Expenses 6

Shareholder Fees 6

Annual Fund Operating Expenses 6

Example 7

Portfolio Turnover 7

Principal Investment Strategies 8

Principal Investment Risks 9

Past Performance 12

Portfolio Management 14

Purchase and Sale of Fund Shares 14

Tax Information 15

Payments to Broker-Dealers and Other Financial Intermediary Compensation 15

Summary Information

Lifecycle 2010 Fund

Investment Objective 17

Fees and Expenses 17

Shareholder Fees 17

Annual Fund Operating Expenses 17

Example 18

Portfolio Turnover 18

Principal Investment Strategies 18

Principal Investment Risks 21

Past Performance 24

Portfolio Management 26

Purchase and Sale of Fund Shares 26

Tax Information 27

Payments to Broker-Dealers and Other Financial Intermediary Compensation 27

Summary Information

Lifecycle 2015 Fund

Investment Objective 28

Fees and Expenses 28

Shareholder Fees 28

Annual Fund Operating Expenses 28

Example 29

Portfolio Turnover 29

Principal Investment Strategies 29

Principal Investment Risks 32

Past Performance 35

Portfolio Management 37

Purchase and Sale of Fund Shares 37

Tax Information 38

Payments to Broker-Dealers and Other Financial Intermediary Compensation 38

Summary Information

Lifecycle 2020 Fund

Investment Objective 39

Fees and Expenses 39

Shareholder Fees 39

Annual Fund Operating Expenses 39

Example 40

Portfolio Turnover 40

Principal Investment Strategies 40

Principal Investment Risks 43

Past Performance 46

Portfolio Management 48

Purchase and Sale of Fund Shares 48

Tax Information 48

Payments to Broker-Dealers and Other Financial Intermediary Compensation 49

Summary Information

Lifecycle 2025 Fund

Investment Objective 50

Fees and Expenses 50

Shareholder Fees 50

Annual Fund Operating Expenses 50

Example 51

Portfolio Turnover 51

Principal Investment Strategies 51

Principal Investment Risks 54

Past Performance 57

Portfolio Management 59

Purchase and Sale of Fund Shares 59

Tax Information 60

Payments to Broker-Dealers and Other Financial Intermediary Compensation 60

Summary Information

Lifecycle 2030 Fund

Investment Objective 61

Fees and Expenses 61

Shareholder Fees 61

Annual Fund Operating Expenses 61

Example 62

Portfolio Turnover 62

Principal Investment Strategies 62

Principal Investment Risks 65

Past Performance 68

Portfolio Management 70

Purchase and Sale of Fund Shares 70

Tax Information 71

Payments to Broker-Dealers and Other Financial Intermediary Compensation 71

Summary Information

Lifecycle 2035 Fund

Investment Objective 72

Fees and Expenses 72

Shareholder Fees 72

Annual Fund Operating Expenses 72

Example 73

Portfolio Turnover 73

Principal Investment Strategies 73

Principal Investment Risks 76

Past Performance 79

Portfolio Management 81

Purchase and Sale of Fund Shares 81

Tax Information 81

Payments to Broker-Dealers and Other Financial Intermediary Compensation 82

Summary Information

Lifecycle 2040 Fund

Investment Objective 83

Fees and Expenses 83

Shareholder Fees 83

Annual Fund Operating Expenses 83

Example 84

Portfolio Turnover 84

Principal Investment Strategies 84

Principal Investment Risks 87

Past Performance 90

Portfolio Management 92

Purchase and Sale of Fund Shares 92

Tax Information 92

Payments to Broker-Dealers and Other Financial Intermediary Compensation 93

Summary Information

Lifecycle 2045 Fund

Investment Objective 94

Fees and Expenses 94

Shareholder Fees 94

Annual Fund Operating Expenses 94

Example 95

Portfolio Turnover 95

Principal Investment Strategies 95

Principal Investment Risks 98

Past Performance 101

Portfolio Management 103

Purchase and Sale of Fund Shares 103

Tax Information 104

Payments to Broker-Dealers and Other Financial Intermediary Compensation 104

Summary Information

Lifecycle 2050 Fund

Investment Objective 105

Fees and Expenses 105

Shareholder Fees 105

Annual Fund Operating Expenses 105

Example 106

Portfolio Turnover 106

Principal Investment Strategies 106

Principal Investment Risks 109

Past Performance 112

Portfolio Management 114

Purchase and Sale of Fund Shares 114

Tax Information 115

Payments to Broker-Dealers and Other Financial Intermediary Compensation 115

Additional Information About Investment Strategies and Risks 116

Additional Information About the Funds 116

More About the Funds’ Strategy 116

Additional Information About the Funds’ Composite Benchmark Index 118

Additional Information About the Underlying Funds 120

Additional Information on Principal Investment Risks of the Funds and Underlying Funds 123

Non-Principal Investment Strategies of Underlying Funds 130

Portfolio Holdings 132

Portfolio Turnover 132

Share Classes 132

Management of the Fund 133

The Funds’ Investment Adviser 133

Investment Management Fees 133

Portfolio Management Team 134

Distribution and Services Arrangements 135

Calculating Share Price 137

Dividends and Distributions 139

Taxes 140

Your Account: Purchasing, Redeeming or Exchanging Shares 142

Retail Class 142

Eligibility – Retail Class 142

Purchasing Shares – Retail Class 143

Redeeming Shares – Retail Class 147

Exchanging Shares – Retail Class 149

Retirement Class 151

Eligibility – Retirement Class 151

Purchasing Shares – Retirement Class 151

Redeeming Shares – Retirement Class 155

Exchanging Shares – Retirement Class 157

Premier Class 159

Eligibility – Premier Class 159

Purchasing Shares – Premier Class 161

Redeeming Shares – Premier Class 164

Exchanging Shares – Premier Class 167

Institutional Class 168

Eligibility – Institutional Class 168

Purchasing Shares – Institutional Class 171

Redeeming Shares – Institutional Class 174

Exchanging Shares – Institutional Class 175

Conversion of Shares 176

Important Transaction Information 177

Market Timing/Excessive Trading Policy 181

Electronic Prospectuses 183

Additional Information About Index Providers 183

Glossary 183

Financial Highlights 185

SUMMARY INFORMATION

TIAA-CREF LIFECYCLE RETIREMENT INCOME FUND

of the TIAA-CREF Funds

INVESTMENT OBJECTIVE

The Lifecycle Retirement Income Fund seeks high total return over time primarily through income, with a secondary emphasis on capital appreciation.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (deducted directly from gross amount of transaction)

	Retail Class	Retirement Class	Premier Class	Institutional Class
Maximum Sales Charge Imposed on Purchases (percentage of offering price)	0%	0%	0%	0%
Maximum Deferred Sales Charge	0%	0%	0%	0%
Maximum Sales Charge Imposed on Reinvested Dividends and Other Distributions	0%	0%	0%	0%
Redemption or Exchange Fee	0%	0%	0%	0%
Account Maintenance Fee (annual fee on accounts under $2,000)	$15	0%	0%	0%

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)

	Retail Class	Retirement Class	Premier Class	Institutional Class
Management Fees	0.10%	0.10%	0.10%	0.10%
Distribution (Rule 12b-1) Fees[1]	0.13%	0.05%	0.15%	—
Other Expenses	0.34%	0.55%	0.33%	0.31%
Acquired Fund Fees and Expenses[2]	0.38%	0.38%	0.38%	0.38%
Total Annual Fund Operating Expenses	0.95%	1.08%	0.96%	0.79%
Waivers and Expense Reimbursements[3]	0.32%	0.45%	0.43%	0.41%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.63%	0.63%	0.53%	0.38%

1 The Retail Class of the Fund has adopted a Distribution (12b-1) Plan that reimburses the Fund’s distributor, Teachers Personal Investors Services, Inc. (“TPIS”), for providing distribution, promotional and

6     Prospectus  ■  TIAA-CREF Lifecycle Funds

shareholder services to the Retail Class shares at the annual rate of up to 0.25% of average daily net assets attributable to Retail Class shares. Because reimbursements are currently below the Retail Plan’s maximum rate, the fees shown in the chart for the Plan are estimated reimbursements for the current year. The Retirement Class of the Fund has adopted a Distribution (12b-1) Plan that reimburses the Fund’s distributor, TPIS, for providing distribution, promotional and/or shareholder services to the Retirement Class shares at the annual rate of 0.05% of average daily net assets attributable to Retirement Class shares. In addition, TPIS has contractually agreed not to seek payment of this fee under the Plan for Retirement Class shares through September 30, 2012. This agreement may not be continued after that date.

2 “Acquired Fund Fees and Expenses” are the Fund’s proportionate amount of the expenses of the underlying funds in which the Fund invests. These expenses are not paid directly by Fund shareholders. Instead, Fund shareholders bear these expenses indirectly because the expenses reduce the performance of the underlying funds in which the Fund invests.

3 Teachers Advisors, Inc. (‘”Advisors”), the Fund’s investment adviser, has contractually agreed to reimburse the Fund for any Total Annual Fund Operating Expenses (excluding Acquired Fund Fees and Expenses and extraordinary expenses) that exceed: (i) 0.25% of average daily net assets for Retail Class shares; (ii) 0.25% of average daily net assets for Retirement Class shares; (iii) 0.15% of average daily net assets for Premier Class shares; and (iv) 0.00% of average daily net assets for Institutional Class shares of the Fund. These expense reimbursement arrangements will continue through at least September 30, 2012 unless changed with approval of the Board of Trustees.

Example

This example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses, before expense reimbursements, remain the same. The example assumes that the Fund’s fee waiver agreement and expense reimbursement agreement will remain in place through September 30, 2012 but that there will be no waiver or expense reimbursement agreement in effect thereafter. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Retail Class	Retirement Class	Premier Class	Institutional Class
1 Year	$64	$64	$54	$39
3 Years	$249	$267	$232	$183
5 Years	$473	$521	$459	$370
10 Years	$1,117	$1,248	$1,111	$913

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the fiscal year ended September 30, 2010, the Fund’s portfolio turnover rate was 33% of the average value of its portfolio.

TIAA-CREF Lifecycle Funds  ■  Prospectus     7

PRINCIPAL INVESTMENT STRATEGIES

The Fund is a “fund of funds” that invests in Institutional Class shares of other funds of the TIAA-CREF Funds and potentially in other investment pools or investment products (collectively, the “Underlying Funds”). The Fund invests in Underlying Funds according to a relatively fixed, more conservative asset allocation strategy that will not gradually adjust over time and is designed for investors who are already in or entering retirement (i.e., have already passed their retirement year).

The Fund expects to allocate approximately 40.00% of its assets to equity Underlying Funds and 60.00% of its assets to fixed-income Underlying Funds. These allocations represent targets for equity and fixed-income asset classes. Target allocations may be changed and actual allocations may vary up to 10% from the targets. Within the equity and fixed-income asset classes, the Fund allocates its investments to particular market sectors (U.S. equity, international equity, fixed-income, short-term fixed-income and inflation-protected assets) represented by various Underlying Funds. These market sector allocations may vary by up to 10% from the Fund’s target market sector allocations. The Fund’s target market sector allocations, which may change, are approximately as follows: U.S. Equity: 30.00%; International Equity: 10.00%; Fixed-Income: 40.00%; Short-Term Fixed-Income: 10.00%; and Inflation-Protected Assets: 10.00%. Investors should note that the allocations above in this paragraph are expected to be as of June 30 of the current year.

The Fund’s target market sector allocations to Underlying Funds may include the TIAA-CREF Growth & Income Fund, Large-Cap Growth Fund, Large-Cap Value Fund, Mid-Cap Growth Fund, Mid-Cap Value Fund, Small-Cap Equity Fund, Enhanced Large-Cap Growth Index Fund and Enhanced Large-Cap Value Index Fund (U.S. Equity); International Equity Fund, Enhanced International Equity Index Fund and Emerging Markets Equity Fund (International Equity); Bond Fund, Bond Plus Fund and High-Yield Fund (Fixed-Income); Short-Term Bond Fund and Money Market Fund (Short-Term Fixed-Income); and Inflation-Linked Bond Fund (Inflation-Protected Assets).

Additional or replacement Underlying Funds for each market sector, as well as additional or replacement market sectors, may be included when making future allocations if Advisors believes that such Underlying Funds and/or market sectors are appropriate in light of the Fund’s desired levels of risk and potential return at the particular time. The Fund’s portfolio management team may also add a new market sector if it believes that will help to achieve the Fund’s investment objective. The relative allocations among Underlying Funds within a market sector may be changed at any time without notice to shareholders. If 10% or more of a Fund’s assets are expected to be invested in any Underlying Fund or market sectors not listed above, shareholders will receive prior notice of such change. The Fund is designed to maintain a stable conservative allocation among the Underlying Funds and is therefore designed for shareholders already in or entering retirement.

8     Prospectus  ■  TIAA-CREF Lifecycle Funds

The Fund’s asset class allocations, market sector allocations within each asset class, and Underlying Fund allocations within each market sector are listed in the chart below and are as of December 31 of the prior year. These allocations will change over time.

Asset Class	Allocation	Market Sector	Allocation	Underlying Funds	Allocation
EQUITY	40.36%	U.S. Equity	30.30%	• Enhanced Large-Cap Growth Index Fund	6.18%
				• Enhanced Large-Cap Value Index Fund	6.03%
				• Large-Cap Value Fund	5.20%
				• Large-Cap Growth Fund	5.18%
				• Growth & Income Fund	4.45%
				• Small-Cap Equity Fund	2.48%
				• Mid-Cap Value Fund	0.41%
				• Mid-Cap Growth Fund	0.37%
		International Equity	10.06%	• International Equity Fund	4.59%
				• Enhanced International Equity Index Fund	4.52%
				• Emerging Markets Equity Fund	0.95%
FIXED-INCOME	59.64%	Fixed-Income	39.56%	• Bond Fund	38.41%
				• High-Yield Fund	0.66%
				• Bond Plus Fund	0.49%
		Short-Term Fixed-Income	10.26%	• Short-Term Bond Fund	9.83%
				• Money Market Fund	0.43%
		Inflation-Protected Assets	9.82%	• Inflation-Linked Bond Fund	9.82%
Total	100.00%		100.00%		100.00%

PRINCIPAL INVESTMENT RISKS

You could lose money over short or long periods by investing in this Fund. Accordingly, an investment in the Fund, or the Fund’s portfolio securities, typically is subject to the following principal investment risks:

• Asset Allocation Risk—The risk that the Fund may not achieve its target allocations. In addition, there is the risk that the asset allocations may not achieve the desired risk-return characteristic or that the selection of Underlying Funds and the allocations among them will result in the Fund underperforming other similar funds or cause an investor to lose money.

• Equity Securities Risk—A portion of the assets of the Fund is allocated to Underlying Funds investing primarily in equity securities. Therefore, the value of the Fund may increase or decrease as a result of its indirect interest in equity securities.

• Market Risk—The risk that market prices of securities held by the Underlying Fund may fall rapidly or unpredictably due to a variety of factors, including changing economic, political or market conditions.

TIAA-CREF Lifecycle Funds  ■  Prospectus     9

• Company Risk (often called Financial Risk)—The risk that the issuer’s earnings prospects and overall financial position will deteriorate, causing a decline in the value of the security over short or extended periods of time.

• Foreign Investment Risk—Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, currency, market or economic developments and can result in greater price volatility and perform differently from securities of U.S. issuers. This risk may be heightened in emerging or developing markets.

• Emerging Markets Risk—The risk of foreign investment often increases in countries with emerging markets. For example, these countries may have more unstable governments than developed countries, and their economies may be based on only a few industries. Because their securities markets may be very small, share prices of issuers in emerging market countries may be volatile and difficult to determine. Securities of issuers in these countries may be less liquid than securities of issuers in more developed countries. In addition, foreign investors such as the Fund are subject to a variety of special restrictions in many such countries.

• Style Risk—The risk that use of a particular investing style (such as growth or value investing) may fall out of favor in the marketplace for various periods of time and result in underperformance relative to the broader market sector or significant declines in the value of the Underlying Funds’ portfolio securities.

• Risks of Growth Investing—The risks that growth stocks can perform differently from the market as a whole and other types of stocks. Growth stocks can also be more volatile, and experience sharper price fluctuations, than other stocks.

• Risks of Value Investing—The risks that value stocks can perform differently from the market as a whole and other types of stocks. Value stocks can also continue to be undervalued by the market for long periods of time.

• Large-Cap Risk—The risk that large-capitalization companies are more mature and may grow more slowly than the economy as a whole and tend to go in and out of favor based on market and economic conditions.

• Mid-Cap Risk—The risk that the stocks of mid-capitalization companies often have greater price volatility, lower trading volume, and less liquidity than the stocks of larger, more established companies.

• Small-Cap Risk—The risk that the stocks of small-capitalization companies often experience greater price volatility than large- or mid-

10     Prospectus  ■  TIAA-CREF Lifecycle Funds

sized companies because small-cap companies are often newer or less established than larger companies and are likely to have more limited resources, products and markets. Securities of small-cap companies are often less liquid than securities of larger companies as a result of there being a smaller market for their securities.

• Fixed-Income Securities Risk—A portion of the assets of the Fund is allocated to Underlying Funds investing primarily in fixed-income securities. Therefore, the value of the Fund may increase or decrease as a result of its indirect interest in fixed-income securities.

• Interest Rate Risk (a type of Market Risk)—The risk that increases in interest rates can cause the prices of fixed-income securities to decline.

• Income Volatility Risk—The risk that the level of current income from a portfolio of fixed-income securities declines in certain interest rate environments.

• Credit Risk (a type of Company Risk)—The risk that the issuer of bonds may not be able to meet interest or principal payments when the bonds become due.

• Market Volatility, Liquidity and Valuation Risk (types of Market Risk)—The risk that volatile or dramatic reductions in trading activity make it difficult for the Underlying Fund to properly value the portfolio securities in which it invests and that the Underlying Fund may not be able to purchase or sell a security at an attractive price, if at all.

• Call Risk—The risk that, during periods of falling interest rates, an issuer may call (or repay) a fixed-income security prior to maturity, resulting in a decline in the Underlying Fund’s income.

• Prepayment Risk—The risk that during periods of falling interest rates, borrowers pay off their mortgage loans sooner than expected, forcing the Underlying Fund to reinvest the unanticipated proceeds at lower interest rates and resulting in a decline in income.

• Extension Risk—The risk that during periods of rising interest rates, borrowers pay off their mortgage loans later than expected, preventing an Underlying Fund from reinvesting principal proceeds at higher interest rates and resulting in less income than potentially available.

• Special Risks for Inflation-Indexed Bonds—The risk that interest payments on, or market values of, inflation-indexed bonds decline because of a decline in inflation (or deflation) or changes in investors’ inflation expectations. In addition, inflation indices may not reflect the true rate of inflation.

• Index Risk—The risk that the Underlying Fund’s performance will not correspond to its benchmark index for any period of time and may underperform such index or the overall stock market. Additionally, to the extent that the Underlying Fund’s investments vary from the composition

TIAA-CREF Lifecycle Funds  ■  Prospectus     11

of its benchmark index, the Underlying Fund’s performance could potentially vary from the index’s performance to a greater extent than if the Underlying Fund merely attempted to replicate the index.

• Enhanced Index Risk— Certain Underlying Funds that are enhanced index funds may also underperform their benchmark indices due to differences between the Underlying fund and the benchmark index.

• Active Management Risk—The risk that securities selection by the Fund or an Underlying Fund’s investment adviser could cause the Fund or an Underlying Fund to underperform its benchmark index or mutual funds with similar investment objectives.

• Quantitative Analysis Risk—The risk that stocks selected by the Fund or the Underlying Fund’s investment adviser using quantitative modeling and analysis could perform differently from the market as a whole.

• Derivatives Risk—The risks associated with investing in derivatives may be different and greater than the risks associated with directly investing in the underlying securities and other instruments. The Underlying Funds may use futures and options, and the Underlying Funds may also use more complex derivatives such as swaps that might present liquidity, credit and counterparty risk.

There can be no assurances that the Fund or an Underlying Fund will achieve its investment objective. You should not consider the Fund to be a complete investment program. Please see the non-summary portion of the prospectus for more detailed information about the risks described above.

PAST PERFORMANCE

The following chart and table help illustrate some of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. The bar chart shows the annual total returns of the Retirement Class of the Fund, before taxes, in each full calendar year since inception of the class. Because the expenses vary across share classes, the performance of the Retirement Class will vary from the other share classes. Below the bar chart are the best and worst returns for a calendar quarter since inception of the Retirement Class. The performance table following the bar chart shows the Fund’s average annual total returns for the Retirement, Institutional, Premier and Retail Classes over the one-year, five-year, ten-year and since-inception periods (where applicable) ended December 31, 2010, and how those returns compare to those of broad-based securities market indices and a composite index based on the Fund’s target allocations. After-tax performance is shown only for the Retirement Class shares, and after-tax returns for the other Classes of shares will vary from the after-tax returns presented for Retirement Class shares.

The returns shown below reflect previous agreements by the Fund’s investment adviser to waive or reimburse the Fund and certain Underlying Funds for certain fees and expenses. Without these waivers and reimbursements, the returns of the Fund would have been lower. Past

12     Prospectus  ■  TIAA-CREF Lifecycle Funds

performance of the Fund (before and after taxes) is not necessarily an indication of how it will perform in the future. The benchmark indices listed below are unmanaged, and you cannot invest directly in an index. The returns for the indices reflect no deduction for fees, expenses or taxes. Market indices representing the market sectors in the equity and fixed-income asset classes described above are used to formulate a composite benchmark index for the Fund (the Composite Index), based on the Fund’s target allocations among the market sectors. For performance during periods up to February 1, 2010, the Composite Index has four market sector index components: U.S. Equity, International Equity, Fixed-Income (which includes Inflation-Protected Assets) and Short-Term Fixed-Income. The performance of the Composite Index shown in the table below reflects these four market sector indexes. For performance during periods commencing February 1, 2010, the Composite Index includes an Inflation-Protected Assets index as a separate fifth market sector index component.

In addition, for performance during periods commencing February 1, 2011, the MSCI EAFE® + EM Index is replacing the MSCI EAFE® Index in the Composite Index as the market sector index component for International Equity.

For current performance information of each share class, including performance to the most recent month-end, please visit www.tiaa-cref.org.

ANNUAL TOTAL RETURNS FOR THE RETIREMENT CLASS SHARES (%)

Lifecycle Retirement Income Fund

Best quarter: 8.88%, for the quarter ended September 30, 2009. Worst quarter: -7.81%, for the quarter ended December 31, 2008.

TIAA-CREF Lifecycle Funds  ■  Prospectus     13

AVERAGE ANNUAL TOTAL RETURNS

For the Periods Ended December 31, 2010

	One Year	Since Inception
Retirement Class (Inception: November 30, 2007)
Return Before Taxes	10.44%	1.84%
Return After Taxes on Distributions	9.59%	0.87%
Return After Taxes on Distributions and Sale of
Fund Shares	6.87%	1.02%
Barclays Capital U.S. Aggregate Bond Index	6.54%	5.83%
Lifecycle Retirement Income Fund Composite Index	10.01%	2.60%
Institutional Class (Inception: November 30, 2007)
Return Before Taxes	10.69%	2.09%
Retail Class (Inception: November 30, 2007)
Return Before Taxes	10.53%	2.02%
Premier Class (Inception: September 30, 2009)
Return Before Taxes	10.54%	1.88%*

Current performance of the Fund’s shares may be higher or lower than that shown above.

* The performance shown for the Premier Class that is prior to its inception date is based on performance of the Fund’s Retirement Class. The performance for these periods has not been restated to reflect lower expenses of the Premier Class.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect during the periods shown and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(a), 401(k) or 403(b) plans or Individual Retirement Accounts (IRAs). After-tax returns are shown for only one class and after-tax returns for other classes will vary.

PORTFOLIO MANAGEMENT

Investment Adviser. The Fund’s investment adviser is Teachers Advisors, Inc.

Portfolio Managers. The following persons manage the Fund on a day-to-day basis:

Name:	Hans Erickson, CFA	John Cunniff, CFA	Pablo Mitchell
Title:	Managing Director	Managing Director	Director

Experience on Fund:	since 2007	since 2007	since 2007

PURCHASE AND SALE OF FUND SHARES

Retail Class shares are available for purchase through certain financial intermediaries or by contacting the Fund directly at 800 223-1200 or www.tiaa-cref.org. Retirement Class and Premier Class shares are generally available for purchase through employee benefit plans or other types of savings plans or

14     Prospectus  ■  TIAA-CREF Lifecycle Funds

accounts. Institutional Class shares are available for purchase directly from the Fund by certain eligible investors or through financial intermediaries.

• The minimum initial investment for Retail Class shares is $2,000 for Traditional IRA, Roth IRA and Coverdell accounts and $2,500 for all other account types. Subsequent investments for all account types must be at least $100.

• There is no minimum initial or subsequent investment for Retirement Class shares. Retirement Class shares are primarily offered through employer-sponsored employee benefit plans.

• There is a $100 million aggregate plan size and $1 million initial minimum plan-level investment requirement for Premier Class shares. Premier Class shares are offered through certain financial intermediaries and employer-sponsored employee benefit plans.

• The minimum initial investment is $2 million and the minimum subsequent investment is $1,000 for Institutional Class shares, unless an investor purchases shares by or through financial intermediaries that have entered into an appropriate agreement with the Fund or its affiliates.

Redeeming Shares. You can redeem (sell) your shares of the Fund at any time. If your shares are held through a third party, please contact that person for applicable redemption requirements. If your shares are held directly with the Fund, contact the Fund directly in writing or by telephone.

Exchanging Shares. You can exchange shares of the Fund for the same class of shares of any other funds offered by the TIAA-CREF Funds at any time, subject to the limitations described in the Market Timing/Excessive Trading Policy section in the statutory prospectus or any limitations imposed by a third party when shares are held through a third party. Exchanges involving shares of the Fund held less than 60 calendar days may be subject to the Redemption Fee addressed in “Fees and Expenses” above.

TAX INFORMATION

The Fund intends to make distributions to shareholders that may be taxed as ordinary income or capital gains. Distributions made to tax-exempt shareholders or shareholders who hold Fund shares in a tax-deferred account are generally not subject to income tax in the current year, but redemptions made from tax-deferred accounts may be subject to income tax.

PAYMENTS TO BROKER-DEALERS AND OTHER
FINANCIAL INTERMEDIARY COMPENSATION

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conﬂict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another

TIAA-CREF Lifecycle Funds  ■  Prospectus     15

investment. Ask your salesperson or visit your financial intermediary’s website for more information.

16     Prospectus  ■  TIAA-CREF Lifecycle Funds

SUMMARY INFORMATION

TIAA-CREF LIFECYCLE 2010 FUND

of the TIAA-CREF Funds

INVESTMENT OBJECTIVE

The Lifecycle 2010 Fund seeks high total return over time through a combination of capital appreciation and income.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (deducted directly from gross amount of transaction)

	Retirement Class	Premier Class	Institutional Class
Maximum Sales Charge Imposed on Purchases (percentage of offering price)	0%	0%	0%
Maximum Deferred Sales Charge	0%	0%	0%
Maximum Sales Charge Imposed on Reinvested Dividends and Other Distributions	0%	0%	0%
Redemption or Exchange Fee	0%	0%	0%
Maximum Account Fee	0%	0%	0%

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)

	Retirement Class	Premier Class	Institutional Class
Management Fees	0.10%	0.10%	0.10%
Distribution (Rule 12b-1) Fees[1]	0.05%	0.15%	—
Other Expenses	0.31%	0.06%	0.06%
Acquired Fund Fees and Expenses[2]	0.40%	0.40%	0.40%
Total Annual Fund Operating Expenses	0.86%	0.71%	0.56%
Waivers and Expense Reimbursements[3]	0.21%	0.16%	0.16%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.65%	0.55%	0.40%

1 The Retirement Class of the Fund has adopted a Distribution (12b-1) Plan that reimburses the Fund’s distributor, Teachers Personal Investors Services, Inc. (“TPIS”), for providing distribution, promotional and/or shareholder services to the Retirement Class shares at the annual rate of 0.05% of average daily net assets attributable to Retirement Class shares. In addition, TPIS has contractually agreed not to seek payment of this fee under the Plan for Retirement Class shares through September 30, 2012. This agreement may not be continued after that date.

TIAA-CREF Lifecycle Funds  ■  Prospectus     17

2 “Acquired Fund Fees and Expenses” are the Fund’s proportionate amount of the expenses of the underlying funds in which the Fund invests. These expenses are not paid directly by Fund shareholders. Instead, Fund shareholders bear these expenses indirectly because the expenses reduce the performance of the underlying funds in which the Fund invests.

3 Teachers Advisors, Inc. (“Advisors”), the Fund’s investment adviser, has contractually agreed to reimburse the Fund for any Total Annual Fund Operating Expenses (excluding Acquired Fund Fees and Expenses and extraordinary expenses) that exceed: (i) 0.25% of average daily net assets for Retirement Class shares; (ii) 0.15% of average daily net assets for Premier Class shares; and (iii) 0.00% of average daily net assets for Institutional Class shares of the Fund. These expense reimbursement arrangements will continue through at least September 30, 2012 unless changed with approval of the Board of Trustees.

Example

This example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses, before expense reimbursements, remain the same. The example assumes that the Fund’s fee waiver agreement and expense reimbursement agreement will remain in place through September 30, 2012 but that there will be no waiver or expense reimbursement agreement in effect thereafter. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Retirement Class	Premier Class	Institutional Class
1 Year	$66	$56	$41
3 Years	$239	$199	$152
5 Years	$442	$368	$285
10 Years	$1,028	$857	$675

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the fiscal year ended September 30, 2010, the Fund’s portfolio turnover rate was 24% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Fund is a “fund of funds” that invests in Institutional Class shares of other funds of the TIAA-CREF Funds and potentially in other investment pools or investment products (collectively, the “Underlying Funds”). In general, the Fund is designed for investors who have a specific target retirement year in mind, and the Fund’s investments are adjusted from more aggressive to more conservative over time as a target retirement year approaches and for

18     Prospectus  ■  TIAA-CREF Lifecycle Funds

approximately seven to ten years afterwards. The Fund invests in Underlying Funds according to an asset allocation strategy designed for investors retiring or planning to retire in or within a few years of 2010.

The Fund expects to allocate approximately 49.00% of its assets to equity Underlying Funds and 51.00% of its assets to fixed-income Underlying Funds. These allocations represent targets for equity and fixed-income asset classes. Target allocations will change over time and actual allocations may vary up to 10% from the targets. The target allocations along the investment glidepath, illustrated in the chart below, for the Fund will gradually become more conservative, moving to target allocations of approximately 50% equity/50% fixed-income in its target retirement year of 2010 and reaching its final target allocation of approximately 40% equity/60% fixed-income at some point from 2017 to 2020. Within the equity and fixed-income asset classes, the Fund allocates its investments to particular market sectors (U.S. equity, international equity, fixed-income, short-term fixed-income and inflation-protected assets) represented by various Underlying Funds. These market sector allocations may vary by up to 10% from the Fund’s target market sector allocations. The Fund’s target market sector allocations, which will change over time, are approximately as follows: U.S. Equity: 36.75%; International Equity: 12.25%; Fixed-Income: 38.20%; Short-Term Fixed-Income: 6.40%; and Inflation-Protected Assets: 6.40%. Investors should note that the allocations above in this paragraph are expected to be as of June 30 of the current year.

The Fund’s target market sector allocations to Underlying Funds may include the TIAA-CREF Growth & Income Fund, Large-Cap Growth Fund, Large-Cap Value Fund, Mid-Cap Growth Fund, Mid-Cap Value Fund, Small-Cap Equity Fund, Enhanced Large-Cap Growth Index Fund and Enhanced Large-Cap Value Index Fund (U.S. Equity); International Equity Fund, Enhanced International Equity Index Fund and Emerging Markets Equity Fund (International Equity); Bond Fund, Bond Plus Fund and High-Yield Fund (Fixed-Income); Short-Term Bond Fund and Money Market Fund (Short-Term Fixed-Income); and Inflation-Linked Bond Fund (Inflation-Protected Assets).

Additional or replacement Underlying Funds for each market sector, as well as additional or replacement market sectors, may be included when making future allocations if Advisors believes that such Underlying Funds and/or market sectors are appropriate in light of the Fund’s desired levels of risk and potential return at the particular time. The Fund’s portfolio management team may also add a new market sector if it believes that will help to achieve the Fund’s investment objective. The relative allocations among Underlying Funds within a market sector may be changed at any time without notice to shareholders. If 10% or more of a Fund’s assets are expected to be invested in any Underlying Fund or market sectors not listed above, shareholders will receive prior notice of such change.

The Fund’s asset class allocations, market sector allocations within each asset class, and Underlying Fund allocations within each market sector are

TIAA-CREF Lifecycle Funds  ■  Prospectus     19

listed in the chart below and are as of December 31 of the prior year. These allocations will change over time.

Asset Class	Allocation	Market Sector	Allocation	Underlying Funds	Allocation
EQUITY	49.94%	U.S. Equity	37.59%	• Enhanced Large-Cap Growth Index Fund	8.09%
				• Enhanced Large-Cap Value Index Fund	7.90%
				• Large-Cap Value Fund	6.16%
				• Large-Cap Growth Fund	6.11%
				• Growth & Income Fund	5.24%
				• Small-Cap Equity Fund	3.15%
				• Mid-Cap Value Fund	0.49%
				• Mid-Cap Growth Fund	0.45%
		International Equity	12.35%	• International Equity Fund	5.89%
				• Enhanced International Equity Index Fund	5.76%
				• Emerging Markets Equity Fund	0.70%
FIXED-INCOME	50.06%	Fixed-Income	37.77%	• Bond Fund	34.43%
				• High-Yield Fund	2.43%
				• Bond Plus Fund	0.91%
		Short-Term Fixed-Income	6.38%	• Short-Term Bond Fund	5.86%
				• Money Market Fund	0.52%
		Inflation-Protected Assets	5.91%	• Inflation-Linked Bond Fund	5.91%
Total	100.00%	100.00%		100.00%

The following chart shows how the investment glidepath for the Fund is expected to gradually move the Fund’s target allocations over time between the different target market sector allocations. The actual market sector allocations of the Fund may differ from this chart. The Fund seeks to achieve its final target market sector allocations seven to ten years following the target date.

20     Prospectus  ■  TIAA-CREF Lifecycle Funds

The Fund is designed to accommodate investors who invest in a fund up to their target retirement date, and plan to make gradual systematic withdrawals in retirement. In addition, investors should note that the Fund will continue to have a significant level of equity exposure up to, through and after its target retirement date, and this exposure could cause significant fluctuations in the value of the Fund depending on the performance of the equity markets generally.

Approximately seven to ten years after the Fund enters its target retirement year, the Board of Trustees may authorize the merger of the Fund into the Lifecycle Retirement Income Fund or other similar fund. Fund shareholders will receive prior notice of any such merger. The Lifecycle Retirement Income Fund is designed to maintain a stable conservative allocation among the Underlying Funds. More detailed information about the Lifecycle Retirement Income Fund is contained in the prospectus for that fund.

PRINCIPAL INVESTMENT RISKS

You could lose money over short or long periods by investing in this Fund. Accordingly, an investment in the Fund, or the Fund’s portfolio securities, typically is subject to the following principal investment risks:

• Asset Allocation Risk—The risk that the Fund may not achieve its target allocations. In addition, there is the risk that the asset allocations may not achieve the desired risk-return characteristic or that the selection of Underlying Funds and the allocations among them will result in the Fund underperforming other similar funds or cause an investor to lose money.

• Equity Securities Risk—A portion of the assets of the Fund is allocated to Underlying Funds investing primarily in equity securities. Therefore, the value of the Fund may increase or decrease as a result of its indirect interest in equity securities.

• Market Risk—The risk that market prices of securities held by the Underlying Fund may fall rapidly or unpredictably due to a variety of factors, including changing economic, political or market conditions.

• Company Risk (often called Financial Risk)—The risk that the issuer’s earnings prospects and overall financial position will deteriorate, causing a decline in the value of the security over short or extended periods of time.

• Foreign Investment Risk—Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, currency, market or economic developments and can result in greater price volatility and perform differently from securities of U.S. issuers. This risk may be heightened in emerging or developing markets.

• Emerging Markets Risk—The risk of foreign investment often increases in countries with emerging markets. For example, these countries may have more unstable governments than developed

TIAA-CREF Lifecycle Funds  ■  Prospectus     21

countries, and their economies may be based on only a few industries. Because their securities markets may be very small, share prices of issuers in emerging market countries may be volatile and difficult to determine. Securities of issuers in these countries may be less liquid than securities of issuers in more developed countries. In addition, foreign investors such as the Fund are subject to a variety of special restrictions in many such countries.

• Style Risk—The risk that use of a particular investing style (such as growth or value investing) may fall out of favor in the marketplace for various periods of time and result in underperformance relative to the broader market sector or significant declines in the value of the Underlying Funds’ portfolio securities.

• Risks of Growth Investing—The risks that growth stocks can perform differently from the market as a whole and other types of stocks. Growth stocks can also be more volatile, and experience sharper price fluctuations, than other stocks.

• Risks of Value Investing—The risks that value stocks can perform differently from the market as a whole and other types of stocks. Value stocks can also continue to be undervalued by the market for long periods of time.

• Large-Cap Risk—The risk that large-capitalization companies are more mature and may grow more slowly than the economy as a whole and tend to go in and out of favor based on market and economic conditions.

• Mid-Cap Risk—The risk that the stocks of mid-capitalization companies often have greater price volatility, lower trading volume, and less liquidity than the stocks of larger, more established companies.

• Small-Cap Risk—The risk that the stocks of small-capitalization companies often experience greater price volatility than large- or mid-sized companies because small-cap companies are often newer or less established than larger companies and are likely to have more limited resources, products and markets. Securities of small-cap companies are often less liquid than securities of larger companies as a result of there being a smaller market for their securities.

• Fixed-Income Securities Risk—A portion of the assets of the Fund is allocated to Underlying Funds investing primarily in fixed-income securities. Therefore, the value of the Fund may increase or decrease as a result of its indirect interest in fixed-income securities.

• Interest Rate Risk (a type of Market Risk)—The risk that increases in interest rates can cause the prices of fixed-income securities to decline.

22     Prospectus  ■  TIAA-CREF Lifecycle Funds

• Income Volatility Risk—The risk that the level of current income from a portfolio of fixed-income securities declines in certain interest rate environments.

• Credit Risk (a type of Company Risk)—The risk that the issuer of bonds may not be able to meet interest or principal payments when the bonds become due.

• Market Volatility, Liquidity and Valuation Risk (types of Market Risk)—The risk that volatile or dramatic reductions in trading activity make it difficult for the Underlying Fund to properly value the portfolio securities in which it invests and that the Underlying Fund may not be able to purchase or sell a security at an attractive price, if at all.

• Call Risk—The risk that, during periods of falling interest rates, an issuer may call (or repay) a fixed-income security prior to maturity, resulting in a decline in the Underlying Fund’s income.

• Prepayment Risk—The risk that during periods of falling interest rates, borrowers pay off their mortgage loans sooner than expected, forcing the Underlying Fund to reinvest the unanticipated proceeds at lower interest rates and resulting in a decline in income.

• Extension Risk—The risk that during periods of rising interest rates, borrowers pay off their mortgage loans later than expected, preventing an Underlying Fund from reinvesting principal proceeds at higher interest rates and resulting in less income than potentially available.

• Special Risks for Inflation-Indexed Bonds—The risk that interest payments on, or market values of, inflation-indexed bonds decline because of a decline in inflation (or deflation) or changes in investors’ inflation expectations. In addition, inflation indices may not reflect the true rate of inflation.

• Index Risk—The risk that the Underlying Fund’s performance will not correspond to its benchmark index for any period of time and may underperform such index or the overall stock market. Additionally, to the extent that the Underlying Fund’s investments vary from the composition of its benchmark index, the Underlying Fund’s performance could potentially vary from the index’s performance to a greater extent than if the Underlying Fund merely attempted to replicate the index.

• Enhanced Index Risk— Certain Underlying Funds that are enhanced index funds may also underperform their benchmark indices due to differences between the Underlying fund and the benchmark index.

• Active Management Risk—The risk that securities selection by the Fund or an Underlying Fund’s investment adviser could cause the Fund or an Underlying Fund to underperform its benchmark index or mutual funds with similar investment objectives.

TIAA-CREF Lifecycle Funds  ■  Prospectus     23

• Quantitative Analysis Risk—The risk that stocks selected by the Fund or the Underlying Fund’s investment adviser using quantitative modeling and analysis could perform differently from the market as a whole.

• Derivatives Risk—The risks associated with investing in derivatives may be different and greater than the risks associated with directly investing in the underlying securities and other instruments. The Underlying Funds may use futures and options, and the Underlying Funds may also use more complex derivatives such as swaps that might present liquidity, credit and counterparty risk.

There can be no assurances that the Fund or an Underlying Fund will achieve its investment objective. You should not consider the Fund to be a complete investment program. Please see the non-summary portion of the prospectus for more detailed information about the risks described above.

PAST PERFORMANCE

The following chart and table help illustrate some of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. The bar chart shows the annual total returns of the Retirement Class of the Fund, before taxes, in each full calendar year since inception of the class. Because the expenses vary across share classes, the performance of the Retirement Class will vary from the other share classes. Below the bar chart are the best and worst returns for a calendar quarter since inception of the Retirement Class. The performance table following the bar chart shows the Fund’s average annual total returns for the Retirement, Institutional and Premier Classes over the one-year, five-year, ten-year and since-inception periods (where applicable) ended December 31, 2010, and how those returns compare to those of broad-based securities market indices and a composite index based on the Fund’s target allocations. After-tax performance is shown only for the Retirement Class shares, and after-tax returns for the other Classes of shares will vary from the after-tax returns presented for Retirement Class shares.

The returns shown below reflect previous agreements by the Fund’s investment adviser to waive or reimburse the Fund and certain Underlying Funds for certain fees and expenses. Without these waivers and reimbursements, the returns of the Fund would have been lower. Past performance of the Fund (before and after taxes) is not necessarily an indication of how it will perform in the future. The benchmark indices listed below are unmanaged, and you cannot invest directly in an index. The returns for the indices reflect no deduction for fees, expenses or taxes. Market indices representing the market sectors in the equity and fixed-income asset classes described above are used to formulate a composite benchmark index for the Fund (the Composite Index), based on the Fund’s target allocations among the market sectors. For performance during periods up to February 1, 2010, the Composite Index has four market sector index components: U.S. Equity, International Equity, Fixed-Income (which includes Inflation-Protected Assets)

24     Prospectus  ■  TIAA-CREF Lifecycle Funds

and Short-Term Fixed-Income. The performance of the Composite Index shown in the table below reflects these four market sector indexes. For performance during periods commencing February 1, 2010, the Composite Index includes an Inflation-Protected Assets index as a separate fifth market sector index component. In addition, for performance during periods commencing February 1, 2011, the MSCI EAFE® + EM Index is replacing the MSCI EAFE® Index in the Composite Index as the market sector index component for International Equity.

For current performance information of each share class, including performance to the most recent month-end, please visit www.tiaa-cref.org.

ANNUAL TOTAL RETURNS FOR THE RETIREMENT CLASS SHARES (%)

Lifecycle 2010 Fund

Best quarter: 10.87%, for the quarter ended June 30, 2009. Worst quarter: -11.04%, for the quarter ended December 31, 2008.

AVERAGE ANNUAL TOTAL RETURNS

For the Periods Ended December 31, 2010

	One Year	Five Years	Since Inception
Retirement Class (Inception: October 15, 2004)
Return Before Taxes	11.53%	3.79%	4.79%
Return After Taxes on Distributions	10.74%	3.01%	3.89%
Return After Taxes on Distributions and Sale of
Fund Shares	7.62%	2.86%	3.66%
Barclays Capital U.S. Aggregate Bond Index	6.54%	5.80%	5.12%
Lifecycle 2010 Fund Composite Index	10.88%	4.01%	5.05%
Institutional Class (Inception: January 17, 2007)
Return Before Taxes	11.84%	3.99%*	4.96%*
Premier Class (Inception: September 30, 2009)
Return Before Taxes	11.67%	3.81%*	4.81%*

Current performance of the Fund’s shares may be higher or lower than that shown above.

TIAA-CREF Lifecycle Funds  ■  Prospectus     25

* The performance shown for the Institutional Class and Premier Class that is prior to their inception dates is based on performance of the Fund’s Retirement Class. The performance for these periods has not been restated to reflect the lower expenses of the Institutional Class and Premier Class.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect during the periods shown and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(a), 401(k) or 403(b) plans or Individual Retirement Accounts (IRAs). After-tax returns are shown for only one class and after-tax returns for other classes will vary.

PORTFOLIO MANAGEMENT

Investment Adviser. The Fund’s investment adviser is Teachers Advisors, Inc.

Portfolio Managers. The following persons manage the Fund on a day-to-day basis:

Name:	Hans Erickson, CFA	John Cunniff, CFA	Pablo Mitchell
Title:	Managing Director	Managing Director	Director
Experience on Fund:	since 2006	since 2006	since 2006

PURCHASE AND SALE OF FUND SHARES

Retirement Class and Premier Class shares are generally available for purchase through employee benefit plans or other types of savings plans or accounts. Institutional Class shares are available for purchase directly from the Fund by certain eligible investors or through financial intermediaries.

• There is no minimum initial or subsequent investment for Retirement Class shares. Retirement Class shares are primarily offered through employer-sponsored employee benefit plans.

• There is a $100 million aggregate plan size and $1 million initial minimum plan-level investment requirement for Premier Class shares. Premier Class shares are offered through certain financial intermediaries and employer-sponsored employee benefit plans.

• The minimum initial investment is $2 million and the minimum subsequent investment is $1,000 for Institutional Class shares, unless an investor purchases shares by or through financial intermediaries that have entered into an appropriate agreement with the Fund or its affiliates.

Redeeming Shares. You can redeem (sell) your shares of the Fund at any time. If your shares are held through a third party, please contact that person for applicable redemption requirements. If your shares are held directly with the Fund, contact the Fund directly in writing or by telephone.

Exchanging Shares. You can exchange shares of the Fund for the same class of shares of any other funds offered by the TIAA-CREF Funds at any time, subject to the limitations described in the Market Timing/Excessive Trading Policy section in the statutory prospectus or any limitations imposed by a third party when shares are held through a third party. Exchanges involving shares of

26     Prospectus  ■  TIAA-CREF Lifecycle Funds

the Fund held less than 60 calendar days may be subject to the Redemption Fee addressed in “Fees and Expenses” above.

TAX INFORMATION

The Fund intends to make distributions to shareholders that may be taxed as ordinary income or capital gains. Distributions made to tax-exempt shareholders or shareholders who hold Fund shares in a tax-deferred account are generally not subject to income tax in the current year, but redemptions made from tax-deferred accounts may be subject to income tax.

PAYMENTS TO BROKER-DEALERS AND OTHER
FINANCIAL INTERMEDIARY COMPENSATION

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conﬂict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

TIAA-CREF Lifecycle Funds  ■  Prospectus     27

SUMMARY INFORMATION

TIAA-CREF LIFECYCLE 2015 FUND

of the TIAA-CREF Funds

INVESTMENT OBJECTIVE

The Lifecycle 2015 Fund seeks high total return over time primarily through a combination of capital appreciation and income.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (deducted directly from gross amount of transaction)

	Retirement Class	Premier Class	Institutional Class
Maximum Sales Charge Imposed on Purchases (percentage of offering price)	0%	0%	0%
Maximum Deferred Sales Charge	0%	0%	0%
Maximum Sales Charge Imposed on Reinvested Dividends and Other Distributions	0%	0%	0%
Redemption or Exchange Fee	0%	0%	0%
Maximum Account Fee	0%	0%	0%

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)

	Retirement Class	Premier Class	Institutional Class
Management Fees	0.10%	0.10%	0.10%
Distribution (Rule 12b-1) Fees[1]	0.05%	0.15%	—
Other Expenses	0.31%	0.06%	0.06%
Acquired Fund Fees and Expenses[2]	0.41%	0.41%	0.41%
Total Annual Fund Operating Expenses	0.87%	0.72%	0.57%
Waivers and Expense Reimbursements[3]	0.21%	0.16%	0.16%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.66%	0.56%	0.41%

1 The Retirement Class of the Fund has adopted a Distribution (12b-1) Plan that reimburses the Fund’s distributor, Teachers Personal Investors Services, Inc. (“TPIS”), for providing distribution, promotional and/or shareholder services to the Retirement Class shares at the annual rate of 0.05% of average daily net assets attributable to Retirement Class shares. In addition, TPIS has contractually agreed not to seek payment of this fee under the Plan for Retirement Class shares through September 30, 2012. This agreement may not be continued after that date.

28     Prospectus  ■  TIAA-CREF Lifecycle Funds

2 “Acquired Fund Fees and Expenses” are the Fund’s proportionate amount of the expenses of the underlying funds in which the Fund invests. These expenses are not paid directly by Fund shareholders. Instead, Fund shareholders bear these expenses indirectly because the expenses reduce the performance of the underlying funds in which the Fund invests.

3 Teachers Advisors, Inc. (“Advisors”), the Fund’s investment adviser, has contractually agreed to reimburse the Fund for any Total Annual Fund Operating Expenses (excluding Acquired Fund Fees and Expenses and extraordinary expenses) that exceed: (i) 0.25% of average daily net assets for Retirement Class shares; (ii) 0.15% of average daily net assets for Premier Class shares; and (iii) 0.00% of average daily net assets for Institutional Class shares of the Fund. These expense reimbursement arrangements will continue through at least September 30, 2012 unless changed with approval of the Board of Trustees.

Example

This example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses, before expense reimbursements, remain the same. The example assumes that the Fund’s fee waiver agreement and expense reimbursement agreement will remain in place through September 30, 2012 but that there will be no waiver or expense reimbursement agreement in effect thereafter. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Retirement Class	Premier Class	Institutional Class
1 Year	$67	$57	$42
3 Years	$242	$203	$155
5 Years	$447	$373	$291
10 Years	$1,040	$869	$687

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the fiscal year ended September 30, 2010, the Fund’s portfolio turnover rate was 19% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Fund is a “fund of funds” that invests in Institutional Class shares of other funds of the TIAA-CREF Funds and potentially in other investment pools or investment products (collectively, the “Underlying Funds”). In general, the Fund is designed for investors who have a specific target retirement year in mind, and the Fund’s investments are adjusted from more aggressive to more conservative over time as a target retirement year approaches and for

TIAA-CREF Lifecycle Funds  ■  Prospectus     29

approximately seven to ten years afterwards. The Fund invests in Underlying Funds according to an asset allocation strategy designed for investors retiring or planning to retire in or within a few years of 2015.

The Fund expects to allocate approximately 56.40% of its assets to equity Underlying Funds and 43.60% of its assets to fixed-income Underlying Funds. These allocations represent targets for equity and fixed-income asset classes. Target allocations will change over time and actual allocations may vary up to 10% from the targets. The target allocations along the investment glidepath, illustrated in the chart below, for the Fund will gradually become more conservative, moving to target allocations of approximately 50% equity/50% fixed-income in its target retirement year of 2015 and reaching its final target allocation of approximately 40% equity/60% fixed-income at some point from 2022 to 2025. Within the equity and fixed-income asset classes, the Fund allocates its investments to particular market sectors (U.S. equity, international equity, fixed-income, short-term fixed-income and inflation-protected assets) represented by various Underlying Funds. These market sector allocations may vary by up to 10% from the Fund’s target market sector allocations. The Fund’s target market sector allocations, which will change over time, are approximately as follows: U.S. Equity: 42.30%; International Equity: 14.10%; Fixed-Income: 34.80%; Short-Term Fixed-Income: 4.40%; and Inflation-Protected Assets: 4.40%. Investors should note that the allocations above in this paragraph are expected to be as of June 30 of the current year.

The Fund’s target market sector allocations to Underlying Funds may include the TIAA-CREF Growth & Income Fund, Large-Cap Growth Fund, Large-Cap Value Fund, Mid-Cap Growth Fund, Mid-Cap Value Fund, Small-Cap Equity Fund, Enhanced Large-Cap Growth Index Fund and Enhanced Large-Cap Value Index Fund (U.S. Equity); International Equity Fund, Enhanced International Equity Index Fund and Emerging Markets Equity Fund (International Equity); Bond Fund, Bond Plus Fund and High-Yield Fund (Fixed-Income); Short-Term Bond Fund and Money Market Fund (Short-Term Fixed-Income); and Inflation-Linked Bond Fund (Inflation-Protected Assets).

Additional or replacement Underlying Funds for each market sector, as well as additional or replacement market sectors, may be included when making future allocations if Advisors believes that such Underlying Funds and/or market sectors are appropriate in light of the Fund’s desired levels of risk and potential return at the particular time. The Fund’s portfolio management team may also add a new market sector if it believes that will help to achieve the Fund’s investment objective. The relative allocations among Underlying Funds within a market sector may be changed at any time without notice to shareholders. If 10% or more of a Fund’s assets are expected to be invested in any Underlying Fund or market sectors not listed above, shareholders will receive prior notice of such change.

The Fund’s asset class allocations, market sector allocations within each asset class, and Underlying Fund allocations within each market sector are

30     Prospectus  ■  TIAA-CREF Lifecycle Funds

listed in the chart below and are as of December 31 of the prior year. These allocations will change over time.

Asset Class	Allocation	Market Sector	Allocation	Underlying Funds	Allocation
EQUITY	57.69%	U.S. Equity	43.41%	• Enhanced Large-Cap Growth Index Fund	9.43%
				• Enhanced Large-Cap Value Index Fund	9.19%
				• Large-Cap Value Fund	7.09%
				• Large-Cap Growth Fund	7.04%
				• Growth & Income Fund	6.02%
				• Small-Cap Equity Fund	3.56%
				• Mid-Cap Value Fund	0.57%
				• Mid-Cap Growth Fund	0.51%
		International Equity	14.28%	• International Equity Fund	6.72%
				• Enhanced International Equity Index Fund	6.53%
				• Emerging Markets Equity Fund	1.03%
FIXED-INCOME	42.31%	Fixed-Income	34.27%	• Bond Fund	29.54%
				• High-Yield Fund	2.94%
				• Bond Plus Fund	1.79%
		Short-Term Fixed-Income	4.03%	• Short-Term Bond Fund	4.03%
		Inflation-Protected Assets	4.01%	• Inflation-Linked Bond Fund	4.01%
Total	100.00%	100.00%		100.00%

The following chart shows how the investment glidepath for the Fund is expected to gradually move the Fund’s target allocations over time between the different target market sector allocations. The actual market sector allocations of the Fund may differ from this chart. The Fund seeks to achieve its final target market sector allocations seven to ten years following the target date.

The Fund is designed to accommodate investors who invest in a fund up to their target retirement date, and plan to make gradual systematic withdrawals

TIAA-CREF Lifecycle Funds  ■  Prospectus     31

in retirement. In addition, investors should note that the Fund will continue to have a significant level of equity exposure up to, through and after its target retirement date, and this exposure could cause significant fluctuations in the value of the Fund depending on the performance of the equity markets generally.

Approximately seven to ten years after the Fund enters its target retirement year, the Board of Trustees may authorize the merger of the Fund into the Lifecycle Retirement Income Fund or other similar fund. Fund shareholders will receive prior notice of any such merger. The Lifecycle Retirement Income Fund is designed to maintain a stable conservative allocation among the Underlying Funds. More detailed information about the Lifecycle Retirement Income Fund is contained in the prospectus for that fund.

PRINCIPAL INVESTMENT RISKS

You could lose money over short or long periods by investing in this Fund. Accordingly, an investment in the Fund, or the Fund’s portfolio securities, typically is subject to the following principal investment risks:

• Asset Allocation Risk—The risk that the Fund may not achieve its target allocations. In addition, there is the risk that the asset allocations may not achieve the desired risk-return characteristic or that the selection of Underlying Funds and the allocations among them will result in the Fund underperforming other similar funds or cause an investor to lose money.

• Equity Securities Risk—A portion of the assets of the Fund is allocated to Underlying Funds investing primarily in equity securities. Therefore, the value of the Fund may increase or decrease as a result of its indirect interest in equity securities.

• Market Risk—The risk that market prices of securities held by the Underlying Fund may fall rapidly or unpredictably due to a variety of factors, including changing economic, political or market conditions.

• Company Risk (often called Financial Risk)—The risk that the issuer’s earnings prospects and overall financial position will deteriorate, causing a decline in the value of the security over short or extended periods of time.

• Foreign Investment Risk—Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, currency, market or economic developments and can result in greater price volatility and perform differently from securities of U.S. issuers. This risk may be heightened in emerging or developing markets.

• Emerging Markets Risk—The risk of foreign investment often increases in countries with emerging markets. For example, these countries may have more unstable governments than developed countries, and their economies may be based on only a few industries. Because their securities markets may be very small, share prices of

32     Prospectus  ■  TIAA-CREF Lifecycle Funds

issuers in emerging market countries may be volatile and difficult to determine. Securities of issuers in these countries may be less liquid than securities of issuers in more developed countries. In addition, foreign investors such as the Fund are subject to a variety of special restrictions in many such countries.

• Style Risk—The risk that use of a particular investing style (such as growth or value investing) may fall out of favor in the marketplace for various periods of time and result in underperformance relative to the broader market sector or significant declines in the value of the Underlying Funds’ portfolio securities.

• Risks of Growth Investing—The risks that growth stocks can perform differently from the market as a whole and other types of stocks. Growth stocks can also be more volatile, and experience sharper price fluctuations, than other stocks.

• Risks of Value Investing—The risks that value stocks can perform differently from the market as a whole and other types of stocks. Value stocks can also continue to be undervalued by the market for long periods of time.

• Large-Cap Risk—The risk that large-capitalization companies are more mature and may grow more slowly than the economy as a whole and tend to go in and out of favor based on market and economic conditions.

• Mid-Cap Risk—The risk that the stocks of mid-capitalization companies often have greater price volatility, lower trading volume, and less liquidity than the stocks of larger, more established companies.

• Small-Cap Risk—The risk that the stocks of small-capitalization companies often experience greater price volatility than large- or mid-sized companies because small-cap companies are often newer or less established than larger companies and are likely to have more limited resources, products and markets. Securities of small-cap companies are often less liquid than securities of larger companies as a result of there being a smaller market for their securities.

• Fixed-Income Securities Risk—A portion of the assets of the Fund is allocated to Underlying Funds investing primarily in fixed-income securities. Therefore, the value of the Fund may increase or decrease as a result of its indirect interest in fixed-income securities.

• Interest Rate Risk (a type of Market Risk)—The risk that increases in interest rates can cause the prices of fixed-income securities to decline.

• Income Volatility Risk—The risk that the level of current income from a portfolio of fixed-income securities declines in certain interest rate environments.

TIAA-CREF Lifecycle Funds  ■  Prospectus     33

• Credit Risk (a type of Company Risk)—The risk that the issuer of bonds may not be able to meet interest or principal payments when the bonds become due.

• Market Volatility, Liquidity and Valuation Risk (types of Market Risk)—The risk that volatile or dramatic reductions in trading activity make it difficult for the Underlying Fund to properly value the portfolio securities in which it invests and that the Underlying Fund may not be able to purchase or sell a security at an attractive price, if at all.

• Call Risk—The risk that, during periods of falling interest rates, an issuer may call (or repay) a fixed-income security prior to maturity, resulting in a decline in the Underlying Fund’s income.

• Prepayment Risk—The risk that during periods of falling interest rates, borrowers pay off their mortgage loans sooner than expected, forcing the Underlying Fund to reinvest the unanticipated proceeds at lower interest rates and resulting in a decline in income.

• Extension Risk—The risk that during periods of rising interest rates, borrowers pay off their mortgage loans later than expected, preventing an Underlying Fund from reinvesting principal proceeds at higher interest rates and resulting in less income than potentially available.

• Special Risks for Inflation-Indexed Bonds—The risk that interest payments on, or market values of, inflation-indexed bonds decline because of a decline in inflation (or deflation) or changes in investors’ inflation expectations. In addition, inflation indices may not reflect the true rate of inflation.

• Index Risk—The risk that the Underlying Fund’s performance will not correspond to its benchmark index for any period of time and may underperform such index or the overall stock market. Additionally, to the extent that the Underlying Fund’s investments vary from the composition of its benchmark index, the Underlying Fund’s performance could potentially vary from the index’s performance to a greater extent than if the Underlying Fund merely attempted to replicate the index.

• Enhanced Index Risk— Certain Underlying Funds that are enhanced index funds may also underperform their benchmark indices due to differences between the Underlying fund and the benchmark index.

• Active Management Risk—The risk that securities selection by the Fund or an Underlying Fund’s investment adviser could cause the Fund or an Underlying Fund to underperform its benchmark index or mutual funds with similar investment objectives.

• Quantitative Analysis Risk—The risk that stocks selected by the Fund or the Underlying Fund’s investment adviser using quantitative modeling and analysis could perform differently from the market as a whole.

• Derivatives Risk—The risks associated with investing in derivatives may be different and greater than the risks associated with directly investing in

34     Prospectus  ■  TIAA-CREF Lifecycle Funds

the underlying securities and other instruments. The Underlying Funds may use futures and options, and the Underlying Funds may also use more complex derivatives such as swaps that might present liquidity, credit and counterparty risk.

There can be no assurances that the Fund or an Underlying Fund will achieve its investment objective. You should not consider the Fund to be a complete investment program. Please see the non-summary portion of the prospectus for more detailed information about the risks described above.

PAST PERFORMANCE

The following chart and table help illustrate some of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. The bar chart shows the annual total returns of the Retirement Class of the Fund, before taxes, in each full calendar year since inception of the class. Because the expenses vary across share classes, the performance of the Retirement Class will vary from the other share classes. Below the bar chart are the best and worst returns for a calendar quarter since inception of the Retirement Class. The performance table following the bar chart shows the Fund’s average annual total returns for the Retirement, Institutional and Premier Classes over the one-year, five-year, ten-year and since-inception periods (where applicable) ended December 31, 2010, and how those returns compare to those of broad-based securities market indices and a composite index based on the Fund’s target allocations. After-tax performance is shown only for the Retirement Class shares, and after-tax returns for the other Classes of shares will vary from the after-tax returns presented for Retirement Class shares.

The returns shown below reflect previous agreements by the Fund’s investment adviser to waive or reimburse the Fund and certain Underlying Funds for certain fees and expenses. Without these waivers and reimbursements, the returns of the Fund would have been lower. Past performance of the Fund (before and after taxes) is not necessarily an indication of how it will perform in the future. The benchmark indices listed below are unmanaged, and you cannot invest directly in an index. The returns for the indices reflect no deduction for fees, expenses or taxes. Market indices representing the market sectors in the equity and fixed-income asset classes described above are used to formulate a composite benchmark index for the Fund (the Composite Index), based on the Fund’s target allocations among the market sectors. For performance during periods up to February 1, 2010, the Composite Index has four market sector index components: U.S. Equity, International Equity, Fixed-Income (which includes Inflation-Protected Assets) and Short-Term Fixed-Income. The performance of the Composite Index shown in the table below reflects these four market sector indexes. For performance during periods commencing February 1, 2010, the Composite Index includes an Inflation-Protected Assets index as a separate fifth market sector index component. In addition, for performance during periods commencing February 1,

TIAA-CREF Lifecycle Funds  ■  Prospectus     35

2011, the MSCI EAFE® + EM Index is replacing the MSCI EAFE® Index in the Composite Index as the market sector index component for International Equity.

For current performance information of each share class, including performance to the most recent month-end, please visit www.tiaa-cref.org.

ANNUAL TOTAL RETURNS FOR THE RETIREMENT CLASS SHARES (%)

Lifecycle 2015 Fund

Best quarter: 12.39%, for the quarter ended June 30, 2009. Worst quarter: -12.97%, for the quarter ended December 31, 2008.

AVERAGE ANNUAL TOTAL RETURNS

For the Periods Ended December 31, 2010

	One Year	Five Years	Since Inception
Retirement Class (Inception: October 15, 2004)
Return Before Taxes	12.36%	3.58%	4.80%
Return After Taxes on Distributions	11.63%	2.86%	3.93%
Return After Taxes on Distributions and Sale of
Fund Shares	8.18%	2.71%	3.69%
Russell 3000® Index	16.93%	2.74%	4.88%
Lifecycle 2015 Fund Composite Index	11.54%	3.78%	5.00%
Institutional Class (Inception: January 17, 2007)
Return Before Taxes	12.69%	3.80%*	4.97%*
Premier Class (Inception: September 30, 2009)
Return Before Taxes	12.41%	3.60%*	4.81%*

Current performance of the Fund’s shares may be higher or lower than that shown above.

* The performance shown for the Institutional Class and Premier Class that is prior to their inception dates is based on performance of the Fund’s Retirement Class. The performance for these periods has not been restated to reflect the lower expenses of the Institutional Class and Premier Class.

36     Prospectus  ■  TIAA-CREF Lifecycle Funds

After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect during the periods shown and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(a), 401(k) or 403(b) plans or Individual Retirement Accounts (IRAs). After-tax returns are shown for only one class and after-tax returns for other classes will vary.

PORTFOLIO MANAGEMENT

Investment Adviser. The Fund’s investment adviser is Teachers Advisors, Inc.

Portfolio Managers. The following persons manage the Fund on a day-to-day basis:

Name:	Hans Erickson, CFA	John Cunniff, CFA	Pablo Mitchell
Title:	Managing Director	Managing Director	Director
Experience on Fund:	since 2006	since 2006	since 2006

PURCHASE AND SALE OF FUND SHARES

Retirement Class and Premier Class shares are generally available for purchase through employee benefit plans or other types of savings plans or accounts. Institutional Class shares are available for purchase directly from the Fund by certain eligible investors or through financial intermediaries.

• There is no minimum initial or subsequent investment for Retirement Class shares. Retirement Class shares are primarily offered through employer-sponsored employee benefit plans.

• There is a $100 million aggregate plan size and $1 million initial minimum plan-level investment requirement for Premier Class shares. Premier Class shares are offered through certain financial intermediaries and employer-sponsored employee benefit plans.

• The minimum initial investment is $2 million and the minimum subsequent investment is $1,000 for Institutional Class shares, unless an investor purchases shares by or through financial intermediaries that have entered into an appropriate agreement with the Fund or its affiliates.

Redeeming Shares. You can redeem (sell) your shares of the Fund at any time. If your shares are held through a third party, please contact that person for applicable redemption requirements. If your shares are held directly with the Fund, contact the Fund directly in writing or by telephone.

Exchanging Shares. You can exchange shares of the Fund for the same class of shares of any other funds offered by the TIAA-CREF Funds at any time, subject to the limitations described in the Market Timing/Excessive Trading Policy section in the statutory prospectus or any limitations imposed by a third party when shares are held through a third party. Exchanges involving shares of the Fund held less than 60 calendar days may be subject to the Redemption Fee addressed in “Fees and Expenses” above.

TIAA-CREF Lifecycle Funds  ■  Prospectus     37

TAX INFORMATION

The Fund intends to make distributions to shareholders that may be taxed as ordinary income or capital gains. Distributions made to tax-exempt shareholders or shareholders who hold Fund shares in a tax-deferred account are generally not subject to income tax in the current year, but redemptions made from tax-deferred accounts may be subject to income tax.

PAYMENTS TO BROKER-DEALERS AND OTHER
FINANCIAL INTERMEDIARY COMPENSATION

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conﬂict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

38     Prospectus  ■  TIAA-CREF Lifecycle Funds

SUMMARY INFORMATION

TIAA-CREF LIFECYCLE 2020 FUND

of the TIAA-CREF Funds

INVESTMENT OBJECTIVE

The Lifecycle 2020 Fund seeks high total return over time through a combination of capital appreciation and income.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (deducted directly from gross amount of transaction)

	Retirement Class	Premier Class	Institutional Class
Maximum Sales Charge Imposed on Purchases (percentage of offering price)	0%	0%	0%
Maximum Deferred Sales Charge	0%	0%	0%
Maximum Sales Charge Imposed on Reinvested Dividends and Other Distributions	0%	0%	0%
Redemption or Exchange Fee	0%	0%	0%
Maximum Account Fee	0%	0%	0%

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)

	Retirement Class	Premier Class	Institutional Class
Management Fees	0.10%	0.10%	0.10%
Distribution (Rule 12b-1) Fees[1]	0.05%	0.15%	—
Other Expenses	0.31%	0.06%	0.06%
Acquired Fund Fees and Expenses[2]	0.42%	0.42%	0.42%
Total Annual Fund Operating Expenses	0.88%	0.73%	0.58%
Waivers and Expense Reimbursements[3]	0.21%	0.16%	0.16%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.67%	0.57%	0.42%

1 The Retirement Class of the Fund has adopted a Distribution (12b-1) Plan that reimburses the Fund’s distributor, Teachers Personal Investors Services, Inc. (“TPIS”), for providing distribution, promotional and/or shareholder services to the Retirement Class shares at the annual rate of 0.05% of average daily net assets attributable to Retirement Class shares. In addition, TPIS has contractually agreed not to seek payment of this fee under the Plan for Retirement Class shares through September 30, 2012. This agreement may not be continued after that date.

TIAA-CREF Lifecycle Funds  ■  Prospectus     39

2 “Acquired Fund Fees and Expenses” are the Fund’s proportionate amount of the expenses of the underlying funds in which the Fund invests. These expenses are not paid directly by Fund shareholders. Instead, Fund shareholders bear these expenses indirectly because the expenses reduce the performance of the underlying funds in which the Fund invests.

3 Teachers Advisors, Inc. (“Advisors”), the Fund’s investment adviser, has contractually agreed to reimburse the Fund for any Total Annual Fund Operating Expenses (excluding Acquired Fund Fees and Expenses and extraordinary expenses) that exceed: (i) 0.25% of average daily net assets for Retirement Class shares; (ii) 0.15% of average daily net assets for Premier Class shares; and (iii) 0.00% of average daily net assets for Institutional Class shares of the Fund. These expense reimbursement arrangements will continue through at least September 30, 2012 unless changed with approval of the Board of Trustees.

Example

This example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses, before expense reimbursements, remain the same. The example assumes that the Fund’s fee waiver agreement and expense reimbursement agreement will remain in place through September 30, 2012 but that there will be no waiver or expense reimbursement agreement in effect thereafter. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Retirement Class	Premier Class	Institutional Class
1 Year	$68	$58	$43
3 Years	$245	$206	$158
5 Years	$453	$379	$296
10 Years	$1,051	$881	$699

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the fiscal year ended September 30, 2010, the Fund’s portfolio turnover rate was 16% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Fund is a “fund of funds” that invests in Institutional Class shares of other funds of the TIAA-CREF Funds and potentially in other investment pools or investment products (collectively, the “Underlying Funds”). In general, the Fund is designed for investors who have a specific target retirement year in mind, and the Fund’s investments are adjusted from more aggressive to more conservative over time as a target retirement year approaches and for

40     Prospectus  ■  TIAA-CREF Lifecycle Funds

approximately seven to ten years afterwards. The Fund invests in Underlying Funds according to an asset allocation strategy designed for investors retiring or planning to retire in or within a few years of 2020.

The Fund expects to allocate approximately 64.40% of its assets to equity Underlying Funds and 35.60% of its assets to fixed-income Underlying Funds. These allocations represent targets for equity and fixed-income asset classes. Target allocations will change over time and actual allocations may vary up to 10% from the targets. The target allocations along the investment glidepath, illustrated in the chart below, for the Fund will gradually become more conservative, moving to target allocations of approximately 50% equity/50% fixed-income in its target retirement year of 2020 and reaching its final target allocation of approximately 40% equity/60% fixed-income at some point from 2027 to 2030. Within the equity and fixed-income asset classes, the Fund allocates its investments to particular market sectors (U.S. equity, international equity, fixed-income, short-term fixed-income and inflation-protected assets) represented by various Underlying Funds. These market sector allocations may vary by up to 10% from the Fund’s target market sector allocations. The Fund’s target market sector allocations, which will change over time, are approximately as follows: U.S. Equity: 48.30%; International Equity: 16.10%; Fixed-Income: 30.80%; Short-Term Fixed-Income: 2.40%; and Inflation-Protected Assets: 2.40%. Investors should note that the allocations above in this paragraph are expected to be as of June 30 of the current year.

The Fund’s target market sector allocations to Underlying Funds may include the TIAA-CREF Growth & Income Fund, Large-Cap Growth Fund, Large-Cap Value Fund, Mid-Cap Growth Fund, Mid-Cap Value Fund, Small-Cap Equity Fund, Enhanced Large-Cap Growth Index Fund and Enhanced Large-Cap Value Index Fund (U.S. Equity); International Equity Fund, Enhanced International Equity Index Fund and Emerging Markets Equity Fund (International Equity); Bond Fund, Bond Plus Fund and High-Yield Fund (Fixed-Income); Short-Term Bond Fund and Money Market Fund (Short-Term Fixed-Income); and Inflation-Linked Bond Fund (Inflation-Protected Assets).

Additional or replacement Underlying Funds for each market sector, as well as additional or replacement market sectors, may be included when making future allocations if Advisors believes that such Underlying Funds and/or market sectors are appropriate in light of the Fund’s desired levels of risk and potential return at the particular time. The Fund’s portfolio management team may also add a new market sector if it believes that will help to achieve the Fund’s investment objective. The relative allocations among Underlying Funds within a market sector may be changed at any time without notice to shareholders. If 10% or more of a Fund’s assets are expected to be invested in any Underlying Fund or market sectors not listed above, shareholders will receive prior notice of such change.

The Fund’s asset class allocations, market sector allocations within each asset class, and Underlying Fund allocations within each market sector are

TIAA-CREF Lifecycle Funds  ■  Prospectus     41

listed in the chart below and are as of December 31 of the prior year. These allocations will change over time.

Asset Class	Allocation	Market Sector	Allocation	Underlying Funds	Allocation
EQUITY	65.70%	U.S. Equity	49.53%	• Enhanced Large-Cap Growth Index Fund	10.93%
				• Enhanced Large-Cap Value Index Fund	10.65%
				• Large-Cap Value Fund	8.00%
				• Large-Cap Growth Fund	7.95%
				• Growth & Income Fund	6.80%
				• Small-Cap Equity Fund	3.98%
				• Mid-Cap Value Fund	0.64%
				• Mid-Cap Growth Fund	0.58%
		International Equity	16.17%	• International Equity Fund	7.65%
				• Enhanced International Equity Index Fund	7.33%
				• Emerging Markets Equity Fund	1.19%
FIXED-INCOME	34.30%	Fixed-Income	30.11%	• Bond Fund	23.38%
				• Bond Plus Fund	3.42%
				• High-Yield Fund	3.31%
		Short-Term Fixed-Income	2.10%	• Short-Term Bond Fund	2.10%
		Inflation-Protected Assets	2.09%	• Inflation-Linked Bond Fund	2.09%
Total	100.00%	100.00%		100.00%

The following chart shows how the investment glidepath for the Fund is expected to gradually move the Fund’s target allocations over time between the different target market sector allocations. The actual market sector allocations of the Fund may differ from this chart. The Fund seeks to achieve its final target market sector allocations seven to ten years following the target date.

The Fund is designed to accommodate investors who invest in a fund up to their target retirement date, and plan to make gradual systematic withdrawals

42     Prospectus  ■  TIAA-CREF Lifecycle Funds

in retirement. In addition, investors should note that the Fund will continue to have a significant level of equity exposure up to, through and after its target retirement date, and this exposure could cause significant fluctuations in the value of the Fund depending on the performance of the equity markets generally.

Approximately seven to ten years after the Fund enters its target retirement year, the Board of Trustees may authorize the merger of the Fund into the Lifecycle Retirement Income Fund or other similar fund. Fund shareholders will receive prior notice of any such merger. The Lifecycle Retirement Income Fund is designed to maintain a stable conservative allocation among the Underlying Funds. More detailed information about the Lifecycle Retirement Income Fund is contained in the prospectus for that fund.

PRINCIPAL INVESTMENT RISKS

You could lose money over short or long periods by investing in this Fund. Accordingly, an investment in the Fund, or the Fund’s portfolio securities, typically is subject to the following principal investment risks:

• Asset Allocation Risk—The risk that the Fund may not achieve its target allocations. In addition, there is the risk that the asset allocations may not achieve the desired risk-return characteristic or that the selection of Underlying Funds and the allocations among them will result in the Fund underperforming other similar funds or cause an investor to lose money.

• Equity Securities Risk—A portion of the assets of the Fund is allocated to Underlying Funds investing primarily in equity securities. Therefore, the value of the Fund may increase or decrease as a result of its indirect interest in equity securities.

• Market Risk—The risk that market prices of securities held by the Underlying Fund may fall rapidly or unpredictably due to a variety of factors, including changing economic, political or market conditions.

• Company Risk (often called Financial Risk)—The risk that the issuer’s earnings prospects and overall financial position will deteriorate, causing a decline in the value of the security over short or extended periods of time.

• Foreign Investment Risk—Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, currency, market or economic developments and can result in greater price volatility and perform differently from securities of U.S. issuers. This risk may be heightened in emerging or developing markets.

• Emerging Markets Risk—The risk of foreign investment often increases in countries with emerging markets. For example, these countries may have more unstable governments than developed countries, and their economies may be based on only a few industries. Because their securities markets may be very small, share prices of

TIAA-CREF Lifecycle Funds  ■  Prospectus     43

issuers in emerging market countries may be volatile and difficult to determine. Securities of issuers in these countries may be less liquid than securities of issuers in more developed countries. In addition, foreign investors such as the Fund are subject to a variety of special restrictions in many such countries.

• Style Risk—The risk that use of a particular investing style (such as growth or value investing) may fall out of favor in the marketplace for various periods of time and result in underperformance relative to the broader market sector or significant declines in the value of the Underlying Funds’ portfolio securities.

• Risks of Growth Investing—The risks that growth stocks can perform differently from the market as a whole and other types of stocks. Growth stocks can also be more volatile, and experience sharper price fluctuations, than other stocks.

• Risks of Value Investing—The risks that value stocks can perform differently from the market as a whole and other types of stocks. Value stocks can also continue to be undervalued by the market for long periods of time.

• Large-Cap Risk—The risk that large-capitalization companies are more mature and may grow more slowly than the economy as a whole and tend to go in and out of favor based on market and economic conditions.

• Mid-Cap Risk—The risk that the stocks of mid-capitalization companies often have greater price volatility, lower trading volume, and less liquidity than the stocks of larger, more established companies.

• Small-Cap Risk—The risk that the stocks of small-capitalization companies often experience greater price volatility than large- or mid-sized companies because small-cap companies are often newer or less established than larger companies and are likely to have more limited resources, products and markets. Securities of small-cap companies are often less liquid than securities of larger companies as a result of there being a smaller market for their securities.

• Fixed-Income Securities Risk—A portion of the assets of the Fund is allocated to Underlying Funds investing primarily in fixed-income securities. Therefore, the value of the Fund may increase or decrease as a result of its indirect interest in fixed-income securities.

• Interest Rate Risk (a type of Market Risk)—The risk that increases in interest rates can cause the prices of fixed-income securities to decline.

• Income Volatility Risk—The risk that the level of current income from a portfolio of fixed-income securities declines in certain interest rate environments.

44     Prospectus  ■  TIAA-CREF Lifecycle Funds

• Credit Risk (a type of Company Risk)—The risk that the issuer of bonds may not be able to meet interest or principal payments when the bonds become due.

• Market Volatility, Liquidity and Valuation Risk (types of Market Risk)—The risk that volatile or dramatic reductions in trading activity make it difficult for the Underlying Fund to properly value the portfolio securities in which it invests and that the Underlying Fund may not be able to purchase or sell a security at an attractive price, if at all.

• Call Risk—The risk that, during periods of falling interest rates, an issuer may call (or repay) a fixed-income security prior to maturity, resulting in a decline in the Underlying Fund’s income.

• Prepayment Risk—The risk that during periods of falling interest rates, borrowers pay off their mortgage loans sooner than expected, forcing the Underlying Fund to reinvest the unanticipated proceeds at lower interest rates and resulting in a decline in income.

• Extension Risk—The risk that during periods of rising interest rates, borrowers pay off their mortgage loans later than expected, preventing an Underlying Fund from reinvesting principal proceeds at higher interest rates and resulting in less income than potentially available.

• Special Risks for Inflation-Indexed Bonds—The risk that interest payments on, or market values of, inflation-indexed bonds decline because of a decline in inflation (or deflation) or changes in investors’ inflation expectations. In addition, inflation indices may not reflect the true rate of inflation.

• Index Risk—The risk that the Underlying Fund’s performance will not correspond to its benchmark index for any period of time and may underperform such index or the overall stock market. Additionally, to the extent that the Underlying Fund’s investments vary from the composition of its benchmark index, the Underlying Fund’s performance could potentially vary from the index’s performance to a greater extent than if the Underlying Fund merely attempted to replicate the index.

• Enhanced Index Risk— Certain Underlying Funds that are enhanced index funds may also underperform their benchmark indices due to differences between the Underlying fund and the benchmark index.

• Active Management Risk—The risk that securities selection by the Fund or an Underlying Fund’s investment adviser could cause the Fund or an Underlying Fund to underperform its benchmark index or mutual funds with similar investment objectives.

• Quantitative Analysis Risk—The risk that stocks selected by the Fund or the Underlying Fund’s investment adviser using quantitative modeling and analysis could perform differently from the market as a whole.

• Derivatives Risk—The risks associated with investing in derivatives may be different and greater than the risks associated with directly investing in

TIAA-CREF Lifecycle Funds  ■  Prospectus     45

the underlying securities and other instruments. The Underlying Funds may use futures and options, and the Underlying Funds may also use more complex derivatives such as swaps that might present liquidity, credit and counterparty risk.

There can be no assurances that the Fund or an Underlying Fund will achieve its investment objective. You should not consider the Fund to be a complete investment program. Please see the non-summary portion of the prospectus for more detailed information about the risks described above.

PAST PERFORMANCE

The following chart and table help illustrate some of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. The bar chart shows the annual total returns of the Retirement Class of the Fund, before taxes, in each full calendar year since inception of the class. Because the expenses vary across share classes, the performance of the Retirement Class will vary from the other share classes. Below the bar chart are the best and worst returns for a calendar quarter since inception of the Retirement Class. The performance table following the bar chart shows the Fund’s average annual total returns for the Retirement, Institutional and Premier Classes over the one-year, five-year, ten-year and since-inception periods (where applicable) ended December 31, 2010, and how those returns compare to those of broad-based securities market indices and a composite index based on the Fund’s target allocations. After-tax performance is shown only for the Retirement Class shares, and after-tax returns for the other Classes of shares will vary from the after-tax returns presented for Retirement Class shares.

The returns shown below reflect previous agreements by the Fund’s investment adviser to waive or reimburse the Fund and certain Underlying Funds for certain fees and expenses. Without these waivers and reimbursements, the returns of the Fund would have been lower. Past performance of the Fund (before and after taxes) is not necessarily an indication of how it will perform in the future. The benchmark indices listed below are unmanaged, and you cannot invest directly in an index. The returns for the indices reflect no deduction for fees, expenses or taxes. Market indices representing the market sectors in the equity and fixed-income asset classes described above are used to formulate a composite benchmark index for the Fund (the Composite Index), based on the Fund’s target allocations among the market sectors. For performance during periods up to February 1, 2010, the Composite Index has four market sector index components: U.S. Equity, International Equity, Fixed-Income (which includes Inflation-Protected Assets) and Short-Term Fixed-Income. The performance of the Composite Index shown in the table below reflects these four market sector indexes. For performance during periods commencing February 1, 2010, the Composite Index includes an Inflation-Protected Assets index as a separate fifth market sector index component.

46     Prospectus  ■  TIAA-CREF Lifecycle Funds

In addition, for performance during periods commencing February 1, 2011, the MSCI EAFE® + EM Index is replacing the MSCI EAFE® Index in the Composite Index as the market sector index component for International Equity.

For current performance information of each share class, including performance to the most recent month-end, please visit www.tiaa-cref.org.

ANNUAL TOTAL RETURNS FOR THE RETIREMENT CLASS SHARES (%)

Lifecycle 2020 Fund

Best quarter: 13.85%, for the quarter ended June 30, 2009. Worst quarter: -14.95%, for the quarter ended December 31, 2008.

AVERAGE ANNUAL TOTAL RETURNS

For the Periods Ended December 31, 2010

	One Year	Five Years	Since Inception
Retirement Class (Inception: October 15, 2004)
Return Before Taxes	13.15%	3.17%	4.59%
Return After Taxes on Distributions	12.48%	2.52%	3.78%
Return After Taxes on Distributions and Sale of
Fund Shares	8.72%	2.41%	3.56%
Russell 3000® Index	16.93%	2.74%	4.88%
Lifecycle 2020 Fund Composite Index	12.21%	3.38%	4.78%
Institutional Class (Inception: January 17, 2007)
Return Before Taxes	13.45%	3.37%*	4.75%*
Premier Class (Inception: September 30, 2009)
Return Before Taxes	13.27%	3.22%*	4.63%*

Current performance of the Fund’s shares may be higher or lower than that shown above.

* The performance shown for the Institutional Class and Premier Class that is prior to their inception dates is based on performance of the Fund’s Retirement Class. The performance for these periods has not been restated to reflect the lower expenses of the Institutional Class and Premier Class.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect during the periods shown and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown

TIAA-CREF Lifecycle Funds  ■  Prospectus     47

are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(a), 401(k) or 403(b) plans or Individual Retirement Accounts (IRAs). After-tax returns are shown for only one class and after-tax returns for other classes will vary.

PORTFOLIO MANAGEMENT

Investment Adviser. The Fund’s investment adviser is Teachers Advisors, Inc.

Portfolio Managers. The following persons manage the Fund on a day-to-day basis:

Name:	Hans Erickson, CFA	John Cunniff, CFA	Pablo Mitchell
Title:	Managing Director	Managing Director	Director
Experience on Fund:	since 2006	since 2006	since 2006

PURCHASE AND SALE OF FUND SHARES

Retirement Class and Premier Class shares are generally available for purchase through employee benefit plans or other types of savings plans or accounts. Institutional Class shares are available for purchase directly from the Fund by certain eligible investors or through financial intermediaries.

• There is no minimum initial or subsequent investment for Retirement Class shares. Retirement Class shares are primarily offered through employer-sponsored employee benefit plans.

• There is a $100 million aggregate plan size and $1 million initial minimum plan-level investment requirement for Premier Class shares. Premier Class shares are offered through certain financial intermediaries and employer-sponsored employee benefit plans.

• The minimum initial investment is $2 million and the minimum subsequent investment is $1,000 for Institutional Class shares, unless an investor purchases shares by or through financial intermediaries that have entered into an appropriate agreement with the Fund or its affiliates.

Redeeming Shares. You can redeem (sell) your shares of the Fund at any time. If your shares are held through a third party, please contact that person for applicable redemption requirements. If your shares are held directly with the Fund, contact the Fund directly in writing or by telephone.

Exchanging Shares. You can exchange shares of the Fund for the same class of shares of any other funds offered by the TIAA-CREF Funds at any time, subject to the limitations described in the Market Timing/Excessive Trading Policy section in the statutory prospectus or any limitations imposed by a third party when shares are held through a third party. Exchanges involving shares of the Fund held less than 60 calendar days may be subject to the Redemption Fee addressed in “Fees and Expenses” above.

TAX INFORMATION

The Fund intends to make distributions to shareholders that may be taxed as ordinary income or capital gains. Distributions made to tax-exempt

48     Prospectus  ■  TIAA-CREF Lifecycle Funds

shareholders or shareholders who hold Fund shares in a tax-deferred account are generally not subject to income tax in the current year, but redemptions made from tax-deferred accounts may be subject to income tax.

PAYMENTS TO BROKER-DEALERS AND OTHER
FINANCIAL INTERMEDIARY COMPENSATION

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conﬂict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

TIAA-CREF Lifecycle Funds  ■  Prospectus     49

SUMMARY INFORMATION

TIAA-CREF LIFECYCLE 2025 FUND

of the TIAA-CREF Funds

INVESTMENT OBJECTIVE

The Lifecycle 2025 Fund seeks high total return over time through a combination of capital appreciation and income.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (deducted directly from gross amount of transaction)

	Retirement Class	Premier Class	Institutional Class
Maximum Sales Charge Imposed on Purchases (percentage of offering price)	0%	0%	0%
Maximum Deferred Sales Charge	0%	0%	0%
Maximum Sales Charge Imposed on Reinvested Dividends and Other Distributions	0%	0%	0%
Redemption or Exchange Fee	0%	0%	0%
Maximum Account Fee	0%	0%	0%

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)

	Retirement Class	Premier Class	Institutional Class
Management Fees	0.10%	0.10%	0.10%
Distribution (Rule 12b-1) Fees[1]	0.05%	0.15%	—
Other Expenses	0.31%	0.06%	0.06%
Acquired Fund Fees and Expenses[2]	0.43%	0.43%	0.43%
Total Annual Fund Operating Expenses	0.89%	0.74%	0.59%
Waivers and Expense Reimbursements[3]	0.21%	0.16%	0.16%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.68%	0.58%	0.43%

1 The Retirement Class of the Fund has adopted a Distribution (12b-1) Plan that reimburses the Fund’s distributor, Teachers Personal Investors Services, Inc. (“TPIS”), for providing distribution, promotional and/or shareholder services to the Retirement Class shares at the annual rate of 0.05% of average daily net assets attributable to Retirement Class shares. In addition, TPIS has contractually agreed not to seek payment of this fee under the Plan for Retirement Class shares through September 30, 2012. This agreement may not be continued after that date.

50     Prospectus  ■  TIAA-CREF Lifecycle Funds

2 “Acquired Fund Fees and Expenses” are the Fund’s proportionate amount of the expenses of the underlying funds in which the Fund invests. These expenses are not paid directly by Fund shareholders. Instead, Fund shareholders bear these expenses indirectly because the expenses reduce the performance of the underlying funds in which the Fund invests.

3 Teachers Advisors, Inc. (“Advisors”), the Fund’s investment adviser, has contractually agreed to reimburse the Fund for any Total Annual Fund Operating Expenses (excluding Acquired Fund Fees and Expenses and extraordinary expenses) that exceed: (i) 0.25% of average daily net assets for Retirement Class shares; (ii) 0.15% of average daily net assets for Premier Class shares; and (iii) 0.00% of average daily net assets for Institutional Class shares of the Fund. These expense reimbursement arrangements will continue through at least September 30, 2012 unless changed with approval of the Board of Trustees.

Example

This example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses, before expense reimbursements, remain the same. The example assumes that the Fund’s fee waiver agreement and expense reimbursement agreement will remain in place through September 30, 2012 but that there will be no waiver or expense reimbursement agreement in effect thereafter. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Retirement Class	Premier Class	Institutional Class
1 Year	$69	$59	$44
3 Years	$248	$209	$161
5 Years	$458	$384	$302
10 Years	$1,063	$893	$712

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the fiscal year ended September 30, 2010, the Fund’s portfolio turnover rate was 15% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Fund is a “fund of funds” that invests in Institutional Class shares of other funds of the TIAA-CREF Funds and potentially in other investment pools or investment products (collectively, the “Underlying Funds”). In general, the Fund is designed for investors who have a specific target retirement year in mind, and the Fund’s investments are adjusted from more aggressive to more conservative over time as a target retirement year approaches and for

TIAA-CREF Lifecycle Funds  ■  Prospectus     51

approximately seven to ten years afterwards. The Fund invests in Underlying Funds according to an asset allocation strategy designed for investors retiring or planning to retire in or within a few years of 2025.

The Fund expects to allocate approximately 72.40% of its assets to equity Underlying Funds and 27.60% of its assets to fixed-income Underlying Funds. These allocations represent targets for equity and fixed-income asset classes. Target allocations will change over time and actual allocations may vary up to 10% from the targets. The target allocations along the investment glidepath, illustrated in the chart below, for the Fund will gradually become more conservative, moving to target allocations of approximately 50% equity/50% fixed-income in its target retirement year of 2025 and reaching its final target allocation of approximately 40% equity/60% fixed-income at some point from 2032 to 2035. Within the equity and fixed-income asset classes, the Fund allocates its investments to particular market sectors (U.S. equity, international equity, fixed-income, short-term fixed-income and inflation-protected assets) represented by various Underlying Funds. These market sector allocations may vary by up to 10% from the Fund’s target market sector allocations. The Fund’s target market sector allocations, which will change over time, are approximately as follows: U.S. Equity: 54.30%; International Equity: 18.10%; Fixed-Income: 26.80%; Short-Term Fixed-Income: 0.40%; and Inflation-Protected Assets: 0.40%. Investors should note that the allocations above in this paragraph are expected to be as of June 30 of the current year.

The Fund’s target market sector allocations to Underlying Funds may include the TIAA-CREF Growth & Income Fund, Large-Cap Growth Fund, Large-Cap Value Fund, Mid-Cap Growth Fund, Mid-Cap Value Fund, Small-Cap Equity Fund, Enhanced Large-Cap Growth Index Fund and Enhanced Large-Cap Value Index Fund (U.S. Equity); International Equity Fund, Enhanced International Equity Index Fund and Emerging Markets Equity Fund (International Equity); Bond Fund, Bond Plus Fund and High-Yield Fund (Fixed-Income); Short-Term Bond Fund and Money Market Fund (Short-Term Fixed-Income); and Inflation-Linked Bond Fund (Inflation-Protected Assets).

Additional or replacement Underlying Funds for each market sector, as well as additional or replacement market sectors, may be included when making future allocations if Advisors believes that such Underlying Funds and/or market sectors are appropriate in light of the Fund’s desired levels of risk and potential return at the particular time. The Fund’s portfolio management team may also add a new market sector if it believes that will help to achieve the Fund’s investment objective. The relative allocations among Underlying Funds within a market sector may be changed at any time without notice to shareholders. If 10% or more of a Fund’s assets are expected to be invested in any Underlying Fund or market sectors not listed above, shareholders will receive prior notice of such change.

The Fund’s asset class allocations, market sector allocations within each asset class, and Underlying Fund allocations within each market sector are

52     Prospectus  ■  TIAA-CREF Lifecycle Funds

listed in the chart below and are as of December 31 of the prior year. These allocations will change over time.

Asset Class	Allocation	Market Sector	Allocation	Underlying Funds	Allocation
EQUITY	73.49%	U.S. Equity	55.34%	• Enhanced Large-Cap Growth Index Fund	12.19%
				• Enhanced Large-Cap Value Index Fund	11.87%
				• Large-Cap Value Fund	8.95%
				• Large-Cap Growth Fund	8.89%
				• Growth & Income Fund	7.61%
				• Small-Cap Equity Fund	4.46%
				• Mid-Cap Value Fund	0.73%
				• Mid-Cap Growth Fund	0.64%
		International Equity	18.15%	• International Equity Fund	8.57%
				• Enhanced International Equity Index Fund	8.19%
				• Emerging Markets Equity Fund	1.39%
FIXED-INCOME	26.51%	Fixed-Income	26.25%	• Bond Fund	19.05%
				• High-Yield Fund	3.70%
				• Bond Plus Fund	3.50%
		Short-Term Fixed-Income	0.13%	• Short-Term Bond Fund	0.13%
		Inflation-Protected Assets	0.13%	• Inflation-Linked Bond Fund	0.13%
Total	100.00%		100.00%	100.00%

The following chart shows how the investment glidepath for the Fund is expected to gradually move the Fund’s target allocations over time between the different target market sector allocations. The actual market sector allocations of the Fund may differ from this chart. The Fund seeks to achieve its final target market sector allocations seven to ten years following the target date.

The Fund is designed to accommodate investors who invest in a fund up to their target retirement date, and plan to make gradual systematic withdrawals

TIAA-CREF Lifecycle Funds  ■  Prospectus     53

in retirement. In addition, investors should note that the Fund will continue to have a significant level of equity exposure up to, through and after its target retirement date, and this exposure could cause significant fluctuations in the value of the Fund depending on the performance of the equity markets generally.

Approximately seven to ten years after the Fund enters its target retirement year, the Board of Trustees may authorize the merger of the Fund into the Lifecycle Retirement Income Fund or other similar fund. Fund shareholders will receive prior notice of any such merger. The Lifecycle Retirement Income Fund is designed to maintain a stable conservative allocation among the Underlying Funds. More detailed information about the Lifecycle Retirement Income Fund is contained in the prospectus for that fund.

PRINCIPAL INVESTMENT RISKS

You could lose money over short or long periods by investing in this Fund. Accordingly, an investment in the Fund, or the Fund’s portfolio securities, typically is subject to the following principal investment risks:

• Asset Allocation Risk—The risk that the Fund may not achieve its target allocations. In addition, there is the risk that the asset allocations may not achieve the desired risk-return characteristic or that the selection of Underlying Funds and the allocations among them will result in the Fund underperforming other similar funds or cause an investor to lose money.

• Equity Securities Risk—A portion of the assets of the Fund is allocated to Underlying Funds investing primarily in equity securities. Therefore, the value of the Fund may increase or decrease as a result of its indirect interest in equity securities.

• Market Risk—The risk that market prices of securities held by the Underlying Fund may fall rapidly or unpredictably due to a variety of factors, including changing economic, political or market conditions.

• Company Risk (often called Financial Risk)—The risk that the issuer’s earnings prospects and overall financial position will deteriorate, causing a decline in the value of the security over short or extended periods of time.

• Foreign Investment Risk—Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, currency, market or economic developments and can result in greater price volatility and perform differently from securities of U.S. issuers. This risk may be heightened in emerging or developing markets.

• Emerging Markets Risk—The risk of foreign investment often increases in countries with emerging markets. For example, these countries may have more unstable governments than developed countries, and their economies may be based on only a few industries. Because their securities markets may be very small, share prices of

54     Prospectus  ■  TIAA-CREF Lifecycle Funds

issuers in emerging market countries may be volatile and difficult to determine. Securities of issuers in these countries may be less liquid than securities of issuers in more developed countries. In addition, foreign investors such as the Fund are subject to a variety of special restrictions in many such countries.

• Style Risk—The risk that use of a particular investing style (such as growth or value investing) may fall out of favor in the marketplace for various periods of time and result in underperformance relative to the broader market sector or significant declines in the value of the Underlying Funds’ portfolio securities.

• Risks of Growth Investing—The risks that growth stocks can perform differently from the market as a whole and other types of stocks. Growth stocks can also be more volatile, and experience sharper price fluctuations, than other stocks.

• Risks of Value Investing—The risks that value stocks can perform differently from the market as a whole and other types of stocks. Value stocks can also continue to be undervalued by the market for long periods of time.

• Large-Cap Risk—The risk that large-capitalization companies are more mature and may grow more slowly than the economy as a whole and tend to go in and out of favor based on market and economic conditions.

• Mid-Cap Risk—The risk that the stocks of mid-capitalization companies often have greater price volatility, lower trading volume, and less liquidity than the stocks of larger, more established companies.

• Small-Cap Risk—The risk that the stocks of small-capitalization companies often experience greater price volatility than large- or mid-sized companies because small-cap companies are often newer or less established than larger companies and are likely to have more limited resources, products and markets. Securities of small-cap companies are often less liquid than securities of larger companies as a result of there being a smaller market for their securities.

• Fixed-Income Securities Risk—A portion of the assets of the Fund is allocated to Underlying Funds investing primarily in fixed-income securities. Therefore, the value of the Fund may increase or decrease as a result of its indirect interest in fixed-income securities.

• Interest Rate Risk (a type of Market Risk)—The risk that increases in interest rates can cause the prices of fixed-income securities to decline.

• Income Volatility Risk—The risk that the level of current income from a portfolio of fixed-income securities declines in certain interest rate environments.

TIAA-CREF Lifecycle Funds  ■  Prospectus     55

• Credit Risk (a type of Company Risk)—The risk that the issuer of bonds may not be able to meet interest or principal payments when the bonds become due.

• Market Volatility, Liquidity and Valuation Risk (types of Market Risk)—The risk that volatile or dramatic reductions in trading activity make it difficult for the Underlying Fund to properly value the portfolio securities in which it invests and that the Underlying Fund may not be able to purchase or sell a security at an attractive price, if at all.

• Call Risk—The risk that, during periods of falling interest rates, an issuer may call (or repay) a fixed-income security prior to maturity, resulting in a decline in the Underlying Fund’s income.

• Prepayment Risk—The risk that during periods of falling interest rates, borrowers pay off their mortgage loans sooner than expected, forcing the Underlying Fund to reinvest the unanticipated proceeds at lower interest rates and resulting in a decline in income.

• Extension Risk—The risk that during periods of rising interest rates, borrowers pay off their mortgage loans later than expected, preventing an Underlying Fund from reinvesting principal proceeds at higher interest rates and resulting in less income than potentially available.

• Special Risks for Inflation-Indexed Bonds—The risk that interest payments on, or market values of, inflation-indexed bonds decline because of a decline in inflation (or deflation) or changes in investors’ inflation expectations. In addition, inflation indices may not reflect the true rate of inflation.

• Index Risk—The risk that the Underlying Fund’s performance will not correspond to its benchmark index for any period of time and may underperform such index or the overall stock market. Additionally, to the extent that the Underlying Fund’s investments vary from the composition of its benchmark index, the Underlying Fund’s performance could potentially vary from the index’s performance to a greater extent than if the Underlying Fund merely attempted to replicate the index.

• Enhanced Index Risk— Certain Underlying Funds that are enhanced index funds may also underperform their benchmark indices due to differences between the Underlying fund and the benchmark index.

• Active Management Risk—The risk that securities selection by the Fund or an Underlying Fund’s investment adviser could cause the Fund or an Underlying Fund to underperform its benchmark index or mutual funds with similar investment objectives.

• Quantitative Analysis Risk—The risk that stocks selected by the Fund or the Underlying Fund’s investment adviser using quantitative modeling and analysis could perform differently from the market as a whole.

• Derivatives Risk—The risks associated with investing in derivatives may be different and greater than the risks associated with directly investing in

56     Prospectus  ■  TIAA-CREF Lifecycle Funds

the underlying securities and other instruments. The Underlying Funds may use futures and options, and the Underlying Funds may also use more complex derivatives such as swaps that might present liquidity, credit and counterparty risk.

There can be no assurances that the Fund or an Underlying Fund will achieve its investment objective. You should not consider the Fund to be a complete investment program. Please see the non-summary portion of the prospectus for more detailed information about the risks described above.

PAST PERFORMANCE

The following chart and table help illustrate some of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. The bar chart shows the annual total returns of the Retirement Class of the Fund, before taxes, in each full calendar year since inception of the class. Because the expenses vary across share classes, the performance of the Retirement Class will vary from the other share classes. Below the bar chart are the best and worst returns for a calendar quarter since inception of the Retirement Class. The performance table following the bar chart shows the Fund’s average annual total returns for the Retirement, Institutional and Premier Classes over the one-year, five-year, ten-year and since-inception periods (where applicable) ended December 31, 2010, and how those returns compare to those of broad-based securities market indices and a composite index based on the Fund’s target allocations. After-tax performance is shown only for the Retirement Class shares, and after-tax returns for the other Classes of shares will vary from the after-tax returns presented for Retirement Class shares.

The returns shown below reflect previous agreements by the Fund’s investment adviser to waive or reimburse the Fund and certain Underlying Funds for certain fees and expenses. Without these waivers and reimbursements, the returns of the Fund would have been lower. Past performance of the Fund (before and after taxes) is not necessarily an indication of how it will perform in the future. The benchmark indices listed below are unmanaged, and you cannot invest directly in an index. The returns for the indices reflect no deduction for fees, expenses or taxes. Market indices representing the market sectors in the equity and fixed-income asset classes described above are used to formulate a composite benchmark index for the Fund (the Composite Index), based on the Fund’s target allocations among the market sectors. For performance during periods up to February 1, 2010, the Composite Index has four market sector index components: U.S. Equity, International Equity, Fixed-Income (which includes Inflation-Protected Assets) and Short-Term Fixed-Income. The performance of the Composite Index shown in the table below reflects these four market sector indexes. For performance during periods commencing February 1, 2010, the Composite Index includes an Inflation-Protected Assets index as a separate fifth market sector index component.

TIAA-CREF Lifecycle Funds  ■  Prospectus     57

In addition, for performance during periods commencing February 1, 2011, the MSCI EAFE® + EM Index is replacing the MSCI EAFE® Index in the Composite Index as the market sector index component for International Equity.

For current performance information of each share class, including performance to the most recent month-end, please visit www.tiaa-cref.org.

ANNUAL TOTAL RETURNS FOR THE RETIREMENT CLASS SHARES (%)

Lifecycle 2025 Fund

Best quarter: 15.33%, for the quarter ended June 30, 2009. Worst quarter: -16.97%, for the quarter ended December 31, 2008.

AVERAGE ANNUAL TOTAL RETURNS

For the Periods Ended December 31, 2010

	One Year	Five Years	Since Inception
Retirement Class (Inception: October 15, 2004)
Return Before Taxes	13.88%	2.77%	4.42%
Return After Taxes on Distributions	13.25%	2.16%	3.63%
Return After Taxes on Distributions and Sale of
Fund Shares	9.20%	2.10%	3.43%
Russell 3000® Index	16.93%	2.74%	4.88%
Lifecycle 2025 Fund Composite Index	12.86%	2.98%	4.57%
Institutional Class (Inception: January 17, 2007)
Return Before Taxes	13.99%	2.97%*	4.58%*
Premier Class (Inception: September 30, 2009)
Return Before Taxes	13.82%	2.77%*	4.42%*

Current performance of the Fund’s shares may be higher or lower than that shown above.

* The performance shown for the Institutional Class and Premier Class that is prior to their inception dates is based on performance of the Fund’s Retirement Class. The performance for these periods has not been restated to reflect the lower expenses of the Institutional Class and Premier Class.

58     Prospectus  ■  TIAA-CREF Lifecycle Funds

After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect during the periods shown and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(a), 401(k) or 403(b) plans or Individual Retirement Accounts (IRAs). After-tax returns are shown for only one class and after-tax returns for other classes will vary.

PORTFOLIO MANAGEMENT

Investment Adviser. The Fund’s investment adviser is Teachers Advisors, Inc.

Portfolio Managers. The following persons manage the Fund on a day-to-day basis:

Name:	Hans Erickson, CFA	John Cunniff, CFA	Pablo Mitchell
Title:	Managing Director	Managing Director	Director
Experience on Fund:	since 2006	since 2006	since 2006

PURCHASE AND SALE OF FUND SHARES

Retirement Class and Premier Class shares are generally available for purchase through employee benefit plans or other types of savings plans or accounts. Institutional Class shares are available for purchase directly from the Fund by certain eligible investors or through financial intermediaries.

• There is no minimum initial or subsequent investment for Retirement Class shares. Retirement Class shares are primarily offered through employer-sponsored employee benefit plans.

• There is a $100 million aggregate plan size and $1 million initial minimum plan-level investment requirement for Premier Class shares. Premier Class shares are offered through certain financial intermediaries and employer-sponsored employee benefit plans.

• The minimum initial investment is $2 million and the minimum subsequent investment is $1,000 for Institutional Class shares, unless an investor purchases shares by or through financial intermediaries that have entered into an appropriate agreement with the Fund or its affiliates.

Redeeming Shares. You can redeem (sell) your shares of the Fund at any time. If your shares are held through a third party, please contact that person for applicable redemption requirements. If your shares are held directly with the Fund, contact the Fund directly in writing or by telephone.

Exchanging Shares. You can exchange shares of the Fund for the same class of shares of any other funds offered by the TIAA-CREF Funds at any time, subject to the limitations described in the Market Timing/Excessive Trading Policy section in the statutory prospectus or any limitations imposed by a third party when shares are held through a third party. Exchanges involving shares of the Fund held less than 60 calendar days may be subject to the Redemption Fee addressed in “Fees and Expenses” above.

TIAA-CREF Lifecycle Funds  ■  Prospectus     59

TAX INFORMATION

The Fund intends to make distributions to shareholders that may be taxed as ordinary income or capital gains. Distributions made to tax-exempt shareholders or shareholders who hold Fund shares in a tax-deferred account are generally not subject to income tax in the current year, but redemptions made from tax-deferred accounts may be subject to income tax.

PAYMENTS TO BROKER-DEALERS AND OTHER
FINANCIAL INTERMEDIARY COMPENSATION

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conﬂict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

60     Prospectus  ■  TIAA-CREF Lifecycle Funds

SUMMARY INFORMATION

TIAA-CREF LIFECYCLE 2030 FUND

of the TIAA-CREF Funds

INVESTMENT OBJECTIVE

The Lifecycle 2030 Fund seeks high total return over time through a combination of capital appreciation and income.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (deducted directly from gross amount of transaction)

	Retirement Class	Premier Class	Institutional Class
Maximum Sales Charge Imposed on Purchases (percentage of offering price)	0%	0%	0%
Maximum Deferred Sales Charge	0%	0%	0%
Maximum Sales Charge Imposed on Reinvested Dividends and Other Distributions	0%	0%	0%
Redemption or Exchange Fee	0%	0%	0%
Maximum Account Fee	0%	0%	0%

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)

	Retirement Class	Premier Class	Institutional Class
Management Fees	0.10%	0.10%	0.10%
Distribution (Rule 12b-1) Fees[1]	0.05%	0.15%	—
Other Expenses	0.31%	0.06%	0.06%
Acquired Fund Fees and Expenses[2]	0.44%	0.44%	0.44%
Total Annual Fund Operating Expenses	0.90%	0.75%	0.60%
Waivers and Expense Reimbursements[3]	0.21%	0.16%	0.16%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.69%	0.59%	0.44%

1 The Retirement Class of the Fund has adopted a Distribution (12b-1) Plan that reimburses the Fund’s distributor, Teachers Personal Investors Services, Inc. (“TPIS”), for providing distribution, promotional and/or shareholder services to the Retirement Class shares at the annual rate of 0.05% of average daily net assets attributable to Retirement Class shares. In addition, TPIS has contractually agreed not to seek payment of this fee under the Plan for Retirement Class shares through September 30, 2012. This agreement may not be continued after that date.

TIAA-CREF Lifecycle Funds  ■  Prospectus     61

2 “Acquired Fund Fees and Expenses” are the Fund’s proportionate amount of the expenses of the underlying funds in which the Fund invests. These expenses are not paid directly by Fund shareholders. Instead, Fund shareholders bear these expenses indirectly because the expenses reduce the performance of the underlying funds in which the Fund invests.

3 Teachers Advisors, Inc. (“Advisors”), the Fund’s investment adviser, has contractually agreed to reimburse the Fund for any Total Annual Fund Operating Expenses (excluding Acquired Fund Fees and Expenses and extraordinary expenses) that exceed: (i) 0.25% of average daily net assets for Retirement Class shares; (ii) 0.15% of average daily net assets for Premier Class shares; and (iii) 0.00% of average daily net assets for Institutional Class shares of the Fund. These expense reimbursement arrangements will continue through at least September 30, 2012 unless changed with approval of the Board of Trustees.

Example

This example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses, before expense reimbursements, remain the same. The example assumes that the Fund’s fee waiver agreement and expense reimbursement agreement will remain in place through September 30, 2012 but that there will be no waiver or expense reimbursement agreement in effect thereafter. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Retirement Class	Premier Class	Institutional Class
1 Year	$70	$60	$45
3 Years	$251	$212	$164
5 Years	$464	$390	$307
10 Years	$1,075	$904	$724

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the fiscal year ended September 30, 2010, the Fund’s portfolio turnover rate was 14% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Fund is a “fund of funds” that invests in Institutional Class shares of other funds of the TIAA-CREF Funds and potentially in other investment pools or investment products (collectively, the “Underlying Funds”). In general, the Fund is designed for investors who have a specific target retirement year in mind, and the Fund’s investments are adjusted from more aggressive to more conservative over time as a target retirement year approaches and for

62     Prospectus  ■  TIAA-CREF Lifecycle Funds

approximately seven to ten years afterwards. The Fund invests in Underlying Funds according to an asset allocation strategy designed for investors retiring or planning to retire in or within a few years of 2030.

The Fund expects to allocate approximately 80.40% of its assets to equity Underlying Funds and 19.60% of its assets to fixed-income Underlying Funds. These allocations represent targets for equity and fixed-income asset classes. Target allocations will change over time and actual allocations may vary up to 10% from the targets. The target allocations along the investment glidepath, illustrated in the chart below, for the Fund will gradually become more conservative, moving to target allocations of approximately 50% equity/50% fixed-income in its target retirement year of 2030 and reaching its final target allocation of approximately 40% equity/60% fixed-income at some point from 2037 to 2040. Within the equity and fixed-income asset classes, the Fund allocates its investments to particular market sectors (U.S. equity, international equity, fixed-income, short-term fixed-income and inflation-protected assets) represented by various Underlying Funds. These market sector allocations may vary by up to 10% from the Fund’s target market sector allocations. The Fund’s target market sector allocations, which will change over time, are approximately as follows: U.S. Equity: 60.30%; International Equity: 20.10%; Fixed-Income: 19.60%; Short-Term Fixed-Income: 0.00%; and Inflation-Protected Assets: 0.00%. Investors should note that the allocations above in this paragraph are expected to be as of June 30 of the current year.

The Fund’s target market sector allocations to Underlying Funds may include the TIAA-CREF Growth & Income Fund, Large-Cap Growth Fund, Large-Cap Value Fund, Mid-Cap Growth Fund, Mid-Cap Value Fund, Small-Cap Equity Fund, Enhanced Large-Cap Growth Index Fund and Enhanced Large-Cap Value Index Fund (U.S. Equity); International Equity Fund, Enhanced International Equity Index Fund and Emerging Markets Equity Fund (International Equity); Bond Fund, Bond Plus Fund and High-Yield Fund (Fixed Income); Short-Term Bond Fund and Money Market Fund (Short-Term Fixed-Income); and Inflation-Linked Bond Fund (Inflation-Protected Assets).

Additional or replacement Underlying Funds for each market sector, as well as additional or replacement market sectors, may be included when making future allocations if Advisors believes that such Underlying Funds and/or market sectors are appropriate in light of the Fund’s desired levels of risk and potential return at the particular time. The Fund’s portfolio management team may also add a new market sector if it believes that will help to achieve the Fund’s investment objective. The relative allocations among Underlying Funds within a market sector may be changed at any time without notice to shareholders. If 10% or more of a Fund’s assets are expected to be invested in any Underlying Fund or market sectors not listed above, shareholders will receive prior notice of such change.

The Fund’s asset class allocations, market sector allocations within each asset class, and Underlying Fund allocations within each market sector are

TIAA-CREF Lifecycle Funds  ■  Prospectus     63

listed in the chart below and are as of December 31 of the prior year. These allocations will change over time.

Asset Class	Allocation	Market Sector	Allocation	Underlying Funds	Allocation
EQUITY	81.24%	U.S. Equity	61.27%	• Enhanced Large-Cap Growth Index Fund	13.44%
				• Enhanced Large-Cap Value Index Fund	13.09%
				• Large-Cap Value Fund	9.95%
				• Large-Cap Growth Fund	9.90%
				• Growth & Income Fund	8.46%
				• Small-Cap Equity Fund	4.90%
				• Mid-Cap Value Fund	0.81%
				• Mid-Cap Growth Fund	0.72%
		International Equity	19.97%	• International Equity Fund	9.41%
				• Enhanced International Equity Index Fund	9.02%
				• Emerging Markets Equity Fund	1.54%
FIXED-INCOME	18.76%	Fixed-Income	18.76%	• Bond Fund	12.24%
				• High-Yield Fund	3.68%
				• Bond Plus Fund	2.84%
Total	100.00%	100.00%		100.00%

The following chart shows how the investment glidepath for the Fund is expected to gradually move the Fund’s target allocations over time between the different target market sector allocations. The actual market sector allocations of the Fund may differ from this chart. The Fund seeks to achieve its final target market sector allocations seven to ten years following the target date.

The Fund is designed to accommodate investors who invest in a fund up to their target retirement date, and plan to make gradual systematic withdrawals in retirement. In addition, investors should note that the Fund will continue to have a significant level of equity exposure up to, through and after its target retirement date, and this exposure could cause significant fluctuations in the

64     Prospectus  ■  TIAA-CREF Lifecycle Funds

value of the Fund depending on the performance of the equity markets generally.

Approximately seven to ten years after the Fund enters its target retirement year, the Board of Trustees may authorize the merger of the Fund into the Lifecycle Retirement Income Fund or other similar fund. Fund shareholders will receive prior notice of any such merger. The Lifecycle Retirement Income Fund is designed to maintain a stable conservative allocation among the Underlying Funds. More detailed information about the Lifecycle Retirement Income Fund is contained in the prospectus for that fund.

PRINCIPAL INVESTMENT RISKS

You could lose money over short or long periods by investing in this Fund. Accordingly, an investment in the Fund, or the Fund’s portfolio securities, typically is subject to the following principal investment risks:

• Asset Allocation Risk—The risk that the Fund may not achieve its target allocations. In addition, there is the risk that the asset allocations may not achieve the desired risk-return characteristic or that the selection of Underlying Funds and the allocations among them will result in the Fund underperforming other similar funds or cause an investor to lose money.

• Equity Securities Risk—A portion of the assets of the Fund is allocated to Underlying Funds investing primarily in equity securities. Therefore, the value of the Fund may increase or decrease as a result of its indirect interest in equity securities.

• Market Risk—The risk that market prices of securities held by the Underlying Fund may fall rapidly or unpredictably due to a variety of factors, including changing economic, political or market conditions.

• Company Risk (often called Financial Risk)—The risk that the issuer’s earnings prospects and overall financial position will deteriorate, causing a decline in the value of the security over short or extended periods of time.

• Foreign Investment Risk—Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, currency, market or economic developments and can result in greater price volatility and perform differently from securities of U.S. issuers. This risk may be heightened in emerging or developing markets.

• Emerging Markets Risk—The risk of foreign investment often increases in countries with emerging markets. For example, these countries may have more unstable governments than developed countries, and their economies may be based on only a few industries. Because their securities markets may be very small, share prices of issuers in emerging market countries may be volatile and difficult to determine. Securities of issuers in these countries may be less liquid than securities of issuers in more developed countries. In addition,

TIAA-CREF Lifecycle Funds  ■  Prospectus     65

foreign investors such as the Fund are subject to a variety of special restrictions in many such countries.

• Style Risk—The risk that use of a particular investing style (such as growth or value investing) may fall out of favor in the marketplace for various periods of time and result in underperformance relative to the broader market sector or significant declines in the value of the Underlying Funds’ portfolio securities.

• Risks of Growth Investing—The risks that growth stocks can perform differently from the market as a whole and other types of stocks. Growth stocks can also be more volatile, and experience sharper price fluctuations, than other stocks.

• Risks of Value Investing—The risks that value stocks can perform differently from the market as a whole and other types of stocks. Value stocks can also continue to be undervalued by the market for long periods of time.

• Large-Cap Risk—The risk that large-capitalization companies are more mature and may grow more slowly than the economy as a whole and tend to go in and out of favor based on market and economic conditions.

• Mid-Cap Risk—The risk that the stocks of mid-capitalization companies often have greater price volatility, lower trading volume, and less liquidity than the stocks of larger, more established companies.

• Small-Cap Risk—The risk that the stocks of small-capitalization companies often experience greater price volatility than large- or mid-sized companies because small-cap companies are often newer or less established than larger companies and are likely to have more limited resources, products and markets. Securities of small-cap companies are often less liquid than securities of larger companies as a result of there being a smaller market for their securities.

• Fixed-Income Securities Risk—A portion of the assets of the Fund is allocated to Underlying Funds investing primarily in fixed-income securities. Therefore, the value of the Fund may increase or decrease as a result of its indirect interest in fixed-income securities.

• Interest Rate Risk (a type of Market Risk)—The risk that increases in interest rates can cause the prices of fixed-income securities to decline.

• Income Volatility Risk—The risk that the level of current income from a portfolio of fixed-income securities declines in certain interest rate environments.

• Credit Risk (a type of Company Risk)—The risk that the issuer of bonds may not be able to meet interest or principal payments when the bonds become due.

66     Prospectus  ■  TIAA-CREF Lifecycle Funds

• Market Volatility, Liquidity and Valuation Risk (types of Market Risk)—The risk that volatile or dramatic reductions in trading activity make it difficult for the Underlying Fund to properly value the portfolio securities in which it invests and that the Underlying Fund may not be able to purchase or sell a security at an attractive price, if at all.

• Call Risk—The risk that, during periods of falling interest rates, an issuer may call (or repay) a fixed-income security prior to maturity, resulting in a decline in the Underlying Fund’s income.

• Prepayment Risk—The risk that during periods of falling interest rates, borrowers pay off their mortgage loans sooner than expected, forcing the Underlying Fund to reinvest the unanticipated proceeds at lower interest rates and resulting in a decline in income.

• Extension Risk—The risk that during periods of rising interest rates, borrowers pay off their mortgage loans later than expected, preventing an Underlying Fund from reinvesting principal proceeds at higher interest rates and resulting in less income than potentially available.

• Special Risks for Inflation-Indexed Bonds—The risk that interest payments on, or market values of, inflation-indexed bonds decline because of a decline in inflation (or deflation) or changes in investors’ inflation expectations. In addition, inflation indices may not reflect the true rate of inflation.

• Index Risk—The risk that the Underlying Fund’s performance will not correspond to its benchmark index for any period of time and may underperform such index or the overall stock market. Additionally, to the extent that the Underlying Fund’s investments vary from the composition of its benchmark index, the Underlying Fund’s performance could potentially vary from the index’s performance to a greater extent than if the Underlying Fund merely attempted to replicate the index.

• Enhanced Index Risk— Certain Underlying Funds that are enhanced index funds may also underperform their benchmark indices due to differences between the Underlying fund and the benchmark index.

• Active Management Risk—The risk that securities selection by the Fund or an Underlying Fund’s investment adviser could cause the Fund or an Underlying Fund to underperform its benchmark index or mutual funds with similar investment objectives.

• Quantitative Analysis Risk—The risk that stocks selected by the Fund or the Underlying Fund’s investment adviser using quantitative modeling and analysis could perform differently from the market as a whole.

• Derivatives Risk—The risks associated with investing in derivatives may be different and greater than the risks associated with directly investing in the underlying securities and other instruments. The Underlying Funds may use futures and options, and the Underlying Funds may also use more

TIAA-CREF Lifecycle Funds  ■  Prospectus     67

complex derivatives such as swaps that might present liquidity, credit and counterparty risk.

There can be no assurances that the Fund or an Underlying Fund will achieve its investment objective. You should not consider the Fund to be a complete investment program. Please see the non-summary portion of the prospectus for more detailed information about the risks described above.

PAST PERFORMANCE

The following chart and table help illustrate some of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. The bar chart shows the annual total returns of the Retirement Class of the Fund, before taxes, in each full calendar year since inception of the class. Because the expenses vary across share classes, the performance of the Retirement Class will vary from the other share classes. Below the bar chart are the best and worst returns for a calendar quarter since inception of the Retirement Class. The performance table following the bar chart shows the Fund’s average annual total returns for the Retirement, Institutional and Premier Classes over the one-year, five-year, ten-year and since-inception periods (where applicable) ended December 31, 2010, and how those returns compare to those of broad-based securities market indices and a composite index based on the Fund’s target allocations. After-tax performance is shown only for the Retirement Class shares, and after-tax returns for the other Classes of shares will vary from the after-tax returns presented for Retirement Class shares.

The returns shown below reflect previous agreements by the Fund’s investment adviser to waive or reimburse the Fund and certain Underlying Funds for certain fees and expenses. Without these waivers and reimbursements, the returns of the Fund would have been lower. Past performance of the Fund (before and after taxes) is not necessarily an indication of how it will perform in the future. The benchmark indices listed below are unmanaged, and you cannot invest directly in an index. The returns for the indices reflect no deduction for fees, expenses or taxes. Market indices representing the market sectors in the equity and fixed-income asset classes described above are used to formulate a composite benchmark index for the Fund (the Composite Index), based on the Fund’s target allocations among the market sectors. For performance during periods up to February 1, 2010, the Composite Index has four market sector index components: U.S. Equity, International Equity, Fixed-Income (which includes Inflation-Protected Assets) and Short-Term Fixed-Income. The performance of the Composite Index shown in the table below reflects these four market sector indexes. For performance during periods commencing February 1, 2010, the Composite Index includes an Inflation-Protected Assets index as a separate fifth market sector index component.

68     Prospectus  ■  TIAA-CREF Lifecycle Funds

In addition, for performance during periods commencing February 1, 2011, the MSCI EAFE® + EM Index is replacing the MSCI EAFE® Index in the Composite Index as the market sector index component for International Equity.

For current performance information of each share class, including performance to the most recent month-end, please visit www.tiaa-cref.org.

ANNUAL TOTAL RETURNS FOR THE RETIREMENT CLASS SHARES (%)

Lifecycle 2030 Fund

Best quarter: 16.62%, for the quarter ended June 30, 2009. Worst quarter: -19.05%, for the quarter ended December 31, 2008.

AVERAGE ANNUAL TOTAL RETURNS

For the Periods Ended December 31, 2010

	One Year	Five Years	Since Inception
Retirement Class (Inception: October 15, 2004)
Return Before Taxes	14.39%	2.37%	4.13%
Return After Taxes on Distributions	13.83%	1.80%	3.39%
Return After Taxes on Distributions and Sale of
Fund Shares	9.56%	1.79%	3.21%
Russell 3000® Index	16.93%	2.74%	4.88%
Lifecycle 2030 Fund Composite Index	13.41%	2.57%	4.35%
Institutional Class (Inception: January 17, 2007)
Return Before Taxes	14.74%	2.57%*	4.31%*
Premier Class (Inception: September 30, 2009)
Return Before Taxes	14.44%	2.38%*	4.14%*

Current performance of the Fund’s shares may be higher or lower than that shown above.

* The performance shown for the Institutional Class and Premier Class that is prior to their inception dates is based on performance of the Fund’s Retirement Class. The performance for these periods has not been restated to reflect the lower expenses of the Institutional Class and Premier Class.

TIAA-CREF Lifecycle Funds  ■  Prospectus     69

After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect during the periods shown and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(a), 401(k) or 403(b) plans or Individual Retirement Accounts (IRAs). After-tax returns are shown for only one class and after-tax returns for other classes will vary.

PORTFOLIO MANAGEMENT

Investment Adviser. The Fund’s investment adviser is Teachers Advisors, Inc.

Portfolio Managers. The following persons manage the Fund on a day-to-day basis:

Name:	Hans Erickson, CFA	John Cunniff, CFA	Pablo Mitchell
Title:	Managing Director	Managing Director	Director
Experience on Fund:	since 2006	since 2006	since 2006

PURCHASE AND SALE OF FUND SHARES

Retirement Class and Premier Class shares are generally available for purchase through employee benefit plans or other types of savings plans or accounts. Institutional Class shares are available for purchase directly from the Fund by certain eligible investors or through financial intermediaries.

• There is no minimum initial or subsequent investment for Retirement Class shares. Retirement Class shares are primarily offered through employer-sponsored employee benefit plans.

• There is a $100 million aggregate plan size and $1 million initial minimum plan-level investment requirement for Premier Class shares. Premier Class shares are offered through certain financial intermediaries and employer-sponsored employee benefit plans.

• The minimum initial investment is $2 million and the minimum subsequent investment is $1,000 for Institutional Class shares, unless an investor purchases shares by or through financial intermediaries that have entered into an appropriate agreement with the Fund or its affiliates.

Redeeming Shares. You can redeem (sell) your shares of the Fund at any time. If your shares are held through a third party, please contact that person for applicable redemption requirements. If your shares are held directly with the Fund, contact the Fund directly in writing or by telephone.

Exchanging Shares. You can exchange shares of the Fund for the same class of shares of any other funds offered by the TIAA-CREF Funds at any time, subject to the limitations described in the Market Timing/Excessive Trading Policy section in the statutory prospectus or any limitations imposed by a third party when shares are held through a third party. Exchanges involving shares of the Fund held less than 60 calendar days may be subject to the Redemption Fee addressed in “Fees and Expenses” above.

70     Prospectus  ■  TIAA-CREF Lifecycle Funds

TAX INFORMATION

The Fund intends to make distributions to shareholders that may be taxed as ordinary income or capital gains. Distributions made to tax-exempt shareholders or shareholders who hold Fund shares in a tax-deferred account are generally not subject to income tax in the current year, but redemptions made from tax-deferred accounts may be subject to income tax.

PAYMENTS TO BROKER-DEALERS AND OTHER
FINANCIAL INTERMEDIARY COMPENSATION

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conﬂict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

TIAA-CREF Lifecycle Funds  ■  Prospectus     71

SUMMARY INFORMATION

TIAA-CREF LIFECYCLE 2035 FUND

of the TIAA-CREF Funds

INVESTMENT OBJECTIVE

The Lifecycle 2035 Fund seeks high total return over time through a combination of capital appreciation and income.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (deducted directly from gross amount of transaction)

	Retirement Class	Premier Class	Institutional Class
Maximum Sales Charge Imposed on Purchases (percentage of offering price)	0%	0%	0%
Maximum Deferred Sales Charge	0%	0%	0%
Maximum Sales Charge Imposed on Reinvested Dividends and Other Distributions	0%	0%	0%
Redemption or Exchange Fee	0%	0%	0%
Maximum Account Fee	0%	0%	0%

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)

	Retirement Class	Premier Class	Institutional Class
Management Fees	0.10%	0.10%	0.10%
Distribution (Rule 12b-1) Fees[1]	0.05%	0.15%	—
Other Expenses	0.31%	0.06%	0.06%
Acquired Fund Fees and Expenses[2]	0.45%	0.45%	0.45%
Total Annual Fund Operating Expenses	0.91%	0.76%	0.61%
Waivers and Expense Reimbursements[3]	0.21%	0.16%	0.16%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.70%	0.60%	0.45%

1 The Retirement Class of the Fund has adopted a Distribution (12b-1) Plan that reimburses the Fund’s distributor, Teachers Personal Investors Services, Inc. (“TPIS”), for providing distribution, promotional and/or shareholder services to the Retirement Class shares at the annual rate of 0.05% of average daily net assets attributable to Retirement Class shares. In addition, TPIS has contractually agreed not to seek payment of this fee under the Plan for Retirement Class shares through September 30, 2012. This agreement may not be continued after that date.

72     Prospectus  ■  TIAA-CREF Lifecycle Funds

2 “Acquired Fund Fees and Expenses” are the Fund’s proportionate amount of the expenses of the underlying funds in which the Fund invests. These expenses are not paid directly by Fund shareholders. Instead, Fund shareholders bear these expenses indirectly because the expenses reduce the performance of the underlying funds in which the Fund invests.

3 Teachers Advisors, Inc. (“Advisors”), the Fund’s investment adviser, has contractually agreed to reimburse the Fund for any Total Annual Fund Operating Expenses (excluding Acquired Fund Fees and Expenses and extraordinary expenses) that exceed: (i) 0.25% of average daily net assets for Retirement Class shares; (ii) 0.15% of average daily net assets for Premier Class shares; and (iii) 0.00% of average daily net assets for Institutional Class shares of the Fund. These expense reimbursement arrangements will continue through at least September 30, 2012 unless changed with approval of the Board of Trustees.

Example

This example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses, before expense reimbursements, remain the same. The example assumes that the Fund’s fee waiver agreement and expense reimbursement agreement will remain in place through September 30, 2012 but that there will be no waiver or expense reimbursement agreement in effect thereafter. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Retirement Class	Premier Class	Institutional Class
1 Year	$72	$61	$46
3 Years	$254	$215	$168
5 Years	$469	$395	$313
10 Years	$1,087	$916	$736

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the fiscal year ended September 30, 2010, the Fund’s portfolio turnover rate was 11% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Fund is a “fund of funds” that invests in Institutional Class shares of other funds of the TIAA-CREF Funds and potentially in other investment pools or investment products (collectively, the “Underlying Funds”). In general, the Fund is designed for investors who have a specific target retirement year in mind, and the Fund’s investments are adjusted from more aggressive to more conservative over time as a target retirement year approaches and for

TIAA-CREF Lifecycle Funds  ■  Prospectus     73

approximately seven to ten years afterwards. The Fund invests in Underlying Funds according to an asset allocation strategy designed for investors retiring or planning to retire in or within a few years of 2035.

The Fund expects to allocate approximately 88.40% of its assets to equity Underlying Funds and 11.60% of its assets to fixed-income Underlying Funds. These allocations represent targets for equity and fixed-income asset classes. Target allocations will change over time and actual allocations may vary up to 10% from the targets. The target allocations along the investment glidepath, illustrated in the chart below, for the Fund will gradually become more conservative, moving to target allocations of approximately 50% equity/50% fixed-income in its target retirement year of 2035 and reaching its final target allocation of approximately 40% equity/60% fixed-income at some point from 2042 to 2045. Within the equity and fixed-income asset classes, the Fund allocates its investments to particular market sectors (U.S. equity, international equity, fixed-income, short-term fixed-income and inflation-protected assets) represented by various Underlying Funds. These market sector allocations may vary by up to 10% from the Fund’s target market sector allocations. The Fund’s target market sector allocations, which will change over time, are approximately as follows: U.S. Equity: 66.30%; International Equity: 22.10%; Fixed-Income: 11.60%; Short-Term Fixed-Income: 0.00%; and Inflation-Protected Assets: 0.00%. Investors should note that the allocations above in this paragraph are expected to be as of June 30 of the current year.

The Fund’s target market sector allocations to Underlying Funds may include the TIAA-CREF Growth & Income Fund, Large-Cap Growth Fund, Large-Cap Value Fund, Mid-Cap Growth Fund, Mid-Cap Value Fund, Small-Cap Equity Fund, Enhanced Large-Cap Growth Index Fund and Enhanced Large-Cap Value Index Fund (U.S. Equity); International Equity Fund, Enhanced International Equity Index Fund and Emerging Markets Equity Fund (International Equity); Bond Fund, Bond Plus Fund and High-Yield Fund (Fixed-Income); Short-Term Bond Fund and Money Market Fund (Short-Term Fixed-Income); and Inflation-Linked Bond Fund (Inflation-Protected Assets).

Additional or replacement Underlying Funds for each market sector, as well as additional or replacement market sectors, may be included when making future allocations if Advisors believes that such Underlying Funds and/or market sectors are appropriate in light of the Fund’s desired levels of risk and potential return at the particular time. The Fund’s portfolio management team may also add a new market sector if it believes that will help to achieve the Fund’s investment objective. The relative allocations among Underlying Funds within a market sector may be changed at any time without notice to shareholders. If 10% or more of a Fund’s assets are expected to be invested in any Underlying Fund or market sectors not listed above, shareholders will receive prior notice of such change.

The Fund’s asset class allocations, market sector allocations within each asset class, and Underlying Fund allocations within each market sector are

74     Prospectus  ■  TIAA-CREF Lifecycle Funds

listed in the chart below and are as of December 31 of the prior year. These allocations will change over time.

Asset Class	Allocation	Market Sector	Allocation	Underlying Funds	Allocation
EQUITY	89.27%	U.S. Equity	67.38%	• Enhanced Large-Cap Growth Index Fund	14.61%
				• Enhanced Large-Cap Value Index Fund	14.23%
				• Large-Cap Value Fund	11.05%
				• Large-Cap Growth Fund	11.04%
				• Growth & Income Fund	9.41%
				• Small-Cap Equity Fund	5.36%
				• Mid-Cap Value Fund	0.88%
				• Mid-Cap Growth Fund	0.80%
		International Equity	21.89%	• International Equity Fund	10.26%
				• Enhanced International Equity Index Fund	9.87%
				• Emerging Markets Equity Fund	1.76%
FIXED-INCOME	10.73%	Fixed-Income	10.73%	• Bond Fund	5.39%
				• High-Yield Fund	3.58%
				• Bond Plus Fund	1.76%
Total	100.00%	100.00%		100.00%

The following chart shows how the investment glidepath for the Fund is expected to gradually move the Fund’s target allocations over time between the different target market sector allocations. The actual market sector allocations of the Fund may differ from this chart. The Fund seeks to achieve its final target market sector allocations seven to ten years following the target date.

The Fund is designed to accommodate investors who invest in a fund up to their target retirement date, and plan to make gradual systematic withdrawals in retirement. In addition, investors should note that the Fund will continue to have a significant level of equity exposure up to, through and after its target retirement date, and this exposure could cause significant fluctuations in the

TIAA-CREF Lifecycle Funds  ■  Prospectus     75

value of the Fund depending on the performance of the equity markets generally.

Approximately seven to ten years after the Fund enters its target retirement year, the Board of Trustees may authorize the merger of the Fund into the Lifecycle Retirement Income Fund or other similar fund. Fund shareholders will receive prior notice of any such merger. The Lifecycle Retirement Income Fund is designed to maintain a stable conservative allocation among the Underlying Funds. More detailed information about the Lifecycle Retirement Income Fund is contained in the prospectus for that fund.

PRINCIPAL INVESTMENT RISKS

You could lose money over short or long periods by investing in this Fund. Accordingly, an investment in the Fund, or the Fund’s portfolio securities, typically is subject to the following principal investment risks:

• Asset Allocation Risk—The risk that the Fund may not achieve its target allocations. In addition, there is the risk that the asset allocations may not achieve the desired risk-return characteristic or that the selection of Underlying Funds and the allocations among them will result in the Fund underperforming other similar funds or cause an investor to lose money.

• Equity Securities Risk—A portion of the assets of the Fund is allocated to Underlying Funds investing primarily in equity securities. Therefore, the value of the Fund may increase or decrease as a result of its indirect interest in equity securities.

• Market Risk—The risk that market prices of securities held by the Underlying Fund may fall rapidly or unpredictably due to a variety of factors, including changing economic, political or market conditions.

• Company Risk (often called Financial Risk)—The risk that the issuer’s earnings prospects and overall financial position will deteriorate, causing a decline in the value of the security over short or extended periods of time.

• Foreign Investment Risk—Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, currency, market or economic developments and can result in greater price volatility and perform differently from securities of U.S. issuers. This risk may be heightened in emerging or developing markets.

• Emerging Markets Risk—The risk of foreign investment often increases in countries with emerging markets. For example, these countries may have more unstable governments than developed countries, and their economies may be based on only a few industries. Because their securities markets may be very small, share prices of issuers in emerging market countries may be volatile and difficult to determine. Securities of issuers in these countries may be less liquid than securities of issuers in more developed countries. In addition,

76     Prospectus  ■  TIAA-CREF Lifecycle Funds

foreign investors such as the Fund are subject to a variety of special restrictions in many such countries.

• Style Risk—The risk that use of a particular investing style (such as growth or value investing) may fall out of favor in the marketplace for various periods of time and result in underperformance relative to the broader market sector or significant declines in the value of the Underlying Funds’ portfolio securities.

• Risks of Growth Investing—The risks that growth stocks can perform differently from the market as a whole and other types of stocks. Growth stocks can also be more volatile, and experience sharper price fluctuations, than other stocks.

• Risks of Value Investing—The risks that value stocks can perform differently from the market as a whole and other types of stocks. Value stocks can also continue to be undervalued by the market for long periods of time.

• Large-Cap Risk—The risk that large-capitalization companies are more mature and may grow more slowly than the economy as a whole and tend to go in and out of favor based on market and economic conditions.

• Mid-Cap Risk—The risk that the stocks of mid-capitalization companies often have greater price volatility, lower trading volume, and less liquidity than the stocks of larger, more established companies.

• Small-Cap Risk—The risk that the stocks of small-capitalization companies often experience greater price volatility than large- or mid-sized companies because small-cap companies are often newer or less established than larger companies and are likely to have more limited resources, products and markets. Securities of small-cap companies are often less liquid than securities of larger companies as a result of there being a smaller market for their securities.

• Fixed-Income Securities Risk—A portion of the assets of the Fund is allocated to Underlying Funds investing primarily in fixed-income securities. Therefore, the value of the Fund may increase or decrease as a result of its indirect interest in fixed-income securities.

• Interest Rate Risk (a type of Market Risk)—The risk that increases in interest rates can cause the prices of fixed-income securities to decline.

• Income Volatility Risk—The risk that the level of current income from a portfolio of fixed-income securities declines in certain interest rate environments.

• Credit Risk (a type of Company Risk)—The risk that the issuer of bonds may not be able to meet interest or principal payments when the bonds become due.

TIAA-CREF Lifecycle Funds  ■  Prospectus     77

• Market Volatility, Liquidity and Valuation Risk (types of Market Risk)—The risk that volatile or dramatic reductions in trading activity make it difficult for the Underlying Fund to properly value the portfolio securities in which it invests and that the Underlying Fund may not be able to purchase or sell a security at an attractive price, if at all.

• Call Risk—The risk that, during periods of falling interest rates, an issuer may call (or repay) a fixed-income security prior to maturity, resulting in a decline in the Underlying Fund’s income.

• Prepayment Risk—The risk that during periods of falling interest rates, borrowers pay off their mortgage loans sooner than expected, forcing the Underlying Fund to reinvest the unanticipated proceeds at lower interest rates and resulting in a decline in income.

• Extension Risk—The risk that during periods of rising interest rates, borrowers pay off their mortgage loans later than expected, preventing an Underlying Fund from reinvesting principal proceeds at higher interest rates and resulting in less income than potentially available.

• Special Risks for Inflation-Indexed Bonds—The risk that interest payments on, or market values of, inflation-indexed bonds decline because of a decline in inflation (or deflation) or changes in investors’ inflation expectations. In addition, inflation indices may not reflect the true rate of inflation.

• Index Risk—The risk that the Underlying Fund’s performance will not correspond to its benchmark index for any period of time and may underperform such index or the overall stock market. Additionally, to the extent that the Underlying Fund’s investments vary from the composition of its benchmark index, the Underlying Fund’s performance could potentially vary from the index’s performance to a greater extent than if the Underlying Fund merely attempted to replicate the index.

• Enhanced Index Risk— Certain Underlying Funds that are enhanced index funds may also underperform their benchmark indices due to differences between the Underlying fund and the benchmark index.

• Active Management Risk—The risk that securities selection by the Fund or an Underlying Fund’s investment adviser could cause the Fund or an Underlying Fund to underperform its benchmark index or mutual funds with similar investment objectives.

• Quantitative Analysis Risk—The risk that stocks selected by the Fund or the Underlying Fund’s investment adviser using quantitative modeling and analysis could perform differently from the market as a whole.

• Derivatives Risk—The risks associated with investing in derivatives may be different and greater than the risks associated with directly investing in the underlying securities and other instruments. The Underlying Funds may use futures and options, and the Underlying Funds may also use more

78     Prospectus  ■  TIAA-CREF Lifecycle Funds

complex derivatives such as swaps that might present liquidity, credit and counterparty risk.

There can be no assurances that the Fund or an Underlying Fund will achieve its investment objective. You should not consider the Fund to be a complete investment program. Please see the non-summary portion of the prospectus for more detailed information about the risks described above.

PAST PERFORMANCE

The following chart and table help illustrate some of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. The bar chart shows the annual total returns of the Retirement Class of the Fund, before taxes, in each full calendar year since inception of the class. Because the expenses vary across share classes, the performance of the Retirement Class will vary from the other share classes. Below the bar chart are the best and worst returns for a calendar quarter since inception of the Retirement Class. The performance table following the bar chart shows the Fund’s average annual total returns for the Retirement, Institutional and Premier Classes over the one-year, five-year, ten-year and since-inception periods (where applicable) ended December 31, 2010, and how those returns compare to those of broad-based securities market indices and a composite index based on the Fund’s target allocations. After-tax performance is shown only for the Retirement Class shares, and after-tax returns for the other Classes of shares will vary from the after-tax returns presented for Retirement Class shares.

The returns shown below reflect previous agreements by the Fund’s investment adviser to waive or reimburse the Fund and certain Underlying Funds for certain fees and expenses. Without these waivers and reimbursements, the returns of the Fund would have been lower. Past performance of the Fund (before and after taxes) is not necessarily an indication of how it will perform in the future. The benchmark indices listed below are unmanaged, and you cannot invest directly in an index. The returns for the indices reflect no deduction for fees, expenses or taxes. Market indices representing the market sectors in the equity and fixed-income asset classes described above are used to formulate a composite benchmark index for the Fund (the Composite Index), based on the Fund’s target allocations among the market sectors. For performance during periods up to February 1, 2010, the Composite Index has four market sector index components: U.S. Equity, International Equity, Fixed-Income (which includes Inflation-Protected Assets) and Short-Term Fixed-Income. The performance of the Composite Index shown in the table below reflects these four market sector indexes. For performance during periods commencing February 1, 2010, the Composite Index includes an Inflation-Protected Assets index as a separate fifth market sector index component. In addition, for performance during periods commencing February 1, 2011, the MSCI EAFE® + EM Index is replacing the MSCI EAFE® Index in the

TIAA-CREF Lifecycle Funds  ■  Prospectus     79

Composite Index as the market sector index component for International Equity.

For current performance information of each share class, including performance to the most recent month-end, please visit www.tiaa-cref.org.

ANNUAL TOTAL RETURNS FOR THE RETIREMENT CLASS SHARES (%)

Lifecycle 2035 Fund

Best quarter: 17.55%, for the quarter ended June 30, 2009. Worst quarter: -20.30%, for the quarter ended December 31, 2008.

AVERAGE ANNUAL TOTAL RETURNS

For the Periods Ended December 31, 2010

	One Year	Five Years	Since Inception
Retirement Class (Inception: October 15, 2004)
Return Before Taxes	15.02%	2.39%	4.27%
Return After Taxes on Distributions	14.52%	1.85%	3.53%
Return After Taxes on Distributions and Sale of
Fund Shares	9.98%	1.82%	3.34%
Russell 3000® Index	16.93%	2.74%	4.88%
Lifecycle 2035 Fund Composite Index	13.98%	2.57%	4.47%
Institutional Class (Inception: January 17, 2007)
Return Before Taxes	15.26%	2.60%*	4.44%*
Premier Class (Inception: September 30, 2009)
Return Before Taxes	15.20%	2.45%*	4.32%*

Current performance of the Fund’s shares may be higher or lower than that shown above.

* The performance shown for the Institutional Class and Premier Class that is prior to their inception dates is based on performance of the Fund’s Retirement Class. The performance for these periods has not been restated to reflect the lower expenses of the Institutional Class and Premier Class.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect during the periods shown and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(a),

80     Prospectus  ■  TIAA-CREF Lifecycle Funds

401(k) or 403(b) plans or Individual Retirement Accounts (IRAs). After-tax returns are shown for only one class and after-tax returns for other classes will vary.

PORTFOLIO MANAGEMENT

Investment Adviser. The Fund’s investment adviser is Teachers Advisors, Inc.

Portfolio Managers. The following persons manage the Fund on a day-to-day basis:

Name:	Hans Erickson, CFA	John Cunniff, CFA	Pablo Mitchell
Title:	Managing Director	Managing Director	Director
Experience on Fund:	since 2006	since 2006	since 2006

PURCHASE AND SALE OF FUND SHARES

Retirement Class and Premier Class shares are generally available for purchase through employee benefit plans or other types of savings plans or accounts. Institutional Class shares are available for purchase directly from the Fund by certain eligible investors or through financial intermediaries.

• There is no minimum initial or subsequent investment for Retirement Class shares. Retirement Class shares are primarily offered through employer-sponsored employee benefit plans.

• There is a $100 million aggregate plan size and $1 million initial minimum plan-level investment requirement for Premier Class shares. Premier Class shares are offered through certain financial intermediaries and employer-sponsored employee benefit plans.

• The minimum initial investment is $2 million and the minimum subsequent investment is $1,000 for Institutional Class shares, unless an investor purchases shares by or through financial intermediaries that have entered into an appropriate agreement with the Fund or its affiliates.

Redeeming Shares. You can redeem (sell) your shares of the Fund at any time. If your shares are held through a third party, please contact that person for applicable redemption requirements. If your shares are held directly with the Fund, contact the Fund directly in writing or by telephone.

Exchanging Shares. You can exchange shares of the Fund for the same class of shares of any other funds offered by the TIAA-CREF Funds at any time, subject to the limitations described in the Market Timing/Excessive Trading Policy section in the statutory prospectus or any limitations imposed by a third party when shares are held through a third party. Exchanges involving shares of the Fund held less than 60 calendar days may be subject to the Redemption Fee addressed in “Fees and Expenses” above.

TAX INFORMATION

The Fund intends to make distributions to shareholders that may be taxed as ordinary income or capital gains. Distributions made to tax-exempt shareholders or shareholders who hold Fund shares in a tax-deferred account

TIAA-CREF Lifecycle Funds  ■  Prospectus     81

are generally not subject to income tax in the current year, but redemptions made from tax-deferred accounts may be subject to income tax.

PAYMENTS TO BROKER-DEALERS AND OTHER
FINANCIAL INTERMEDIARY COMPENSATION

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conﬂict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

82     Prospectus  ■  TIAA-CREF Lifecycle Funds

SUMMARY INFORMATION

TIAA-CREF LIFECYCLE 2040 FUND

of the TIAA-CREF Funds

INVESTMENT OBJECTIVE

The Lifecycle 2040 Fund seeks high total return over time through a combination of capital appreciation and income.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (deducted directly from gross amount of transaction)

	Retirement Class	Premier Class	Institutional Class
Maximum Sales Charge Imposed on Purchases (percentage of offering price)	0%	0%	0%
Maximum Deferred Sales Charge	0%	0%	0%
Maximum Sales Charge Imposed on Reinvested Dividends and Other Distributions	0%	0%	0%
Redemption or Exchange Fee	0%	0%	0%
Maximum Account Fee	0%	0%	0%

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)

	Retirement Class	Premier Class	Institutional Class
Management Fees	0.10%	0.10%	0.10%
Distribution (Rule 12b-1) Fees[1]	0.05%	0.15%	—
Other Expenses	0.30%	0.06%	0.05%
Acquired Fund Fees and Expenses[2]	0.45%	0.45%	0.45%
Total Annual Fund Operating Expenses	0.90%	0.76%	0.60%
Waivers and Expense Reimbursements[3]	0.20%	0.16%	0.15%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.70%	0.60%	0.45%

1 The Retirement Class of the Fund has adopted a Distribution (12b-1) Plan that reimburses the Fund’s distributor, Teachers Personal Investors Services, Inc. (“TPIS”), for providing distribution, promotional and/or shareholder services to the Retirement Class shares at the annual rate of 0.05% of average daily net assets attributable to Retirement Class shares. In addition, TPIS has contractually agreed not to seek payment of this fee under the Plan for Retirement Class shares through September 30, 2012. This agreement may not be continued after that date.

TIAA-CREF Lifecycle Funds  ■  Prospectus     83

2 “Acquired Fund Fees and Expenses” are the Fund’s proportionate amount of the expenses of the underlying funds in which the Fund invests. These expenses are not paid directly by Fund shareholders. Instead, Fund shareholders bear these expenses indirectly because the expenses reduce the performance of the underlying funds in which the Fund invests.

3 Teachers Advisors, Inc. (“Advisors”), the Fund’s investment adviser, has contractually agreed to reimburse the Fund for any Total Annual Fund Operating Expenses (excluding Acquired Fund Fees and Expenses and extraordinary expenses) that exceed: (i) 0.25% of average daily net assets for Retirement Class shares; (ii) 0.15% of average daily net assets for Premier Class shares; and (iii) 0.00% of average daily net assets for Institutional Class shares of the Fund. These expense reimbursement arrangements will continue through at least September 30, 2012 unless changed with approval of the Board of Trustees.

Example

This example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses, before expense reimbursements, remain the same. The example assumes that the Fund’s fee waiver agreement and expense reimbursement agreement will remain in place through September 30, 2012 but that there will be no waiver or expense reimbursement agreement in effect thereafter. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Retirement Class	Premier Class	Institutional Class
1 Year	$72	$61	$46
3 Years	$253	$215	$184
5 Years	$466	$395	$327
10 Years	$1,077	$916	$743

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the fiscal year ended September 30, 2010, the Fund’s portfolio turnover rate was 10% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Fund is a “fund of funds” that invests in Institutional Class shares of other funds of the TIAA-CREF Funds and potentially in other investment pools or investment products (collectively, the “Underlying Funds”). In general, the Fund is designed for investors who have a specific target retirement year in mind, and the Fund’s investments are adjusted from more aggressive to more conservative over time as a target retirement year approaches and for

84     Prospectus  ■  TIAA-CREF Lifecycle Funds

approximately seven to ten years afterwards. The Fund invests in Underlying Funds according to an asset allocation strategy designed for investors retiring or planning to retire in or within a few years of 2040.

The Fund expects to allocate approximately 90.00% of its assets to equity Underlying Funds and 10.00% of its assets to fixed-income Underlying Funds. These allocations represent targets for equity and fixed-income asset classes. Target allocations will change over time and actual allocations may vary up to 10% from the targets. The target allocations along the investment glidepath, illustrated in the chart below, for the Fund will gradually become more conservative, moving to target allocations of approximately 50% equity/50% fixed-income in its target retirement year of 2040 and reaching its final target allocation of approximately 40% equity/60% fixed-income at some point from 2047 to 2050. Within the equity and fixed-income asset classes, the Fund allocates its investments to particular market sectors (U.S. equity, international equity, fixed-income, short-term fixed-income and inflation-protected assets) represented by various Underlying Funds. These market sector allocations may vary by up to 10% from the Fund’s target market sector allocations. The Fund’s target market sector allocations, which will change over time, are approximately as follows: U.S. Equity: 67.50%; International Equity: 22.50%; Fixed-Income: 10.00%; Short-Term Fixed-Income: 0.00%; and Inflation-Protected Assets: 0.00%. Investors should note that the allocations above in this paragraph are expected to be as of June 30 of the current year.

The Fund’s target market sector allocations to Underlying Funds may include the TIAA-CREF Growth & Income Fund, Large-Cap Growth Fund, Large-Cap Value Fund, Mid-Cap Growth Fund, Mid-Cap Value Fund, Small-Cap Equity Fund, Enhanced Large-Cap Growth Index Fund and Enhanced Large-Cap Value Index Fund (U.S. Equity); International Equity Fund, Enhanced International Equity Index Fund and Emerging Markets Equity Fund (International Equity); Bond Fund, Bond Plus Fund and High-Yield Fund (Fixed-Income); Short-Term Bond Fund and Money Market Fund (Short-Term Fixed-Income); and Inflation-Linked Bond Fund (Inflation-Protected Assets).

Additional or replacement Underlying Funds for each market sector, as well as additional or replacement market sectors, may be included when making future allocations if Advisors believes that such Underlying Funds and/or market sectors are appropriate in light of the Fund’s desired levels of risk and potential return at the particular time. The Fund’s portfolio management team may also add a new market sector if it believes that will help to achieve the Fund’s investment objective. The relative allocations among Underlying Funds within a market sector may be changed at any time without notice to shareholders. If 10% or more of a Fund’s assets are expected to be invested in any Underlying Fund or market sectors not listed above, shareholders will receive prior notice of such change.

The Fund’s asset class allocations, market sector allocations within each asset class, and Underlying Fund allocations within each market sector are

TIAA-CREF Lifecycle Funds  ■  Prospectus     85

listed in the chart below and are as of December 31 of the prior year. These allocations will change over time.

Asset Class	Allocation	Market Sector	Allocation	Underlying Funds	Allocation
EQUITY	89.95%	U.S. Equity	67.98%	• Enhanced Large-Cap Growth Index Fund	14.73%
				• Enhanced Large-Cap Value Index Fund	14.34%
				• Large-Cap Value Fund	11.16%
				• Large-Cap Growth Fund	11.14%
				• Growth & Income Fund	9.50%
				• Small-Cap Equity Fund	5.42%
				• Mid-Cap Value Fund	0.89%
				• Mid-Cap Growth Fund	0.80%
		International Equity	21.97%	• International Equity Fund	10.28%
				• Enhanced International Equity Index Fund	9.91%
				• Emerging Markets Equity Fund	1.78%
FIXED-INCOME	10.05%	Fixed-Income	10.05%	• Bond Fund	5.07%
				• High-Yield Fund	3.58%
				• Bond Plus Fund	1.40%
Total	100.00%	100.00%		100.00%

The following chart shows how the investment glidepath for the Fund is expected to gradually move the Fund’s target allocations over time between the different target market sector allocations. The actual market sector allocations of the Fund may differ from this chart. The Fund seeks to achieve its final target market sector allocations seven to ten years following the target date.

The Fund is designed to accommodate investors who invest in a fund up to their target retirement date, and plan to make gradual systematic withdrawals in retirement. In addition, investors should note that the Fund will continue to have a significant level of equity exposure up to, through and after its target retirement date, and this exposure could cause significant fluctuations in the

86     Prospectus  ■  TIAA-CREF Lifecycle Funds

value of the Fund depending on the performance of the equity markets generally.

Approximately seven to ten years after the Fund enters its target retirement year, the Board of Trustees may authorize the merger of the Fund into the Lifecycle Retirement Income Fund or other similar fund. Fund shareholders will receive prior notice of any such merger. The Lifecycle Retirement Income Fund is designed to maintain a stable conservative allocation among the Underlying Funds. More detailed information about the Lifecycle Retirement Income Fund is contained in the prospectus for that fund.

PRINCIPAL INVESTMENT RISKS

You could lose money over short or long periods by investing in this Fund. Accordingly, an investment in the Fund, or the Fund’s portfolio securities, typically is subject to the following principal investment risks:

• Asset Allocation Risk—The risk that the Fund may not achieve its target allocations. In addition, there is the risk that the asset allocations may not achieve the desired risk-return characteristic or that the selection of Underlying Funds and the allocations among them will result in the Fund underperforming other similar funds or cause an investor to lose money.

• Equity Securities Risk—A portion of the assets of the Fund is allocated to Underlying Funds investing primarily in equity securities. Therefore, the value of the Fund may increase or decrease as a result of its indirect interest in equity securities.

• Market Risk—The risk that market prices of securities held by the Underlying Fund may fall rapidly or unpredictably due to a variety of factors, including changing economic, political or market conditions.

• Company Risk (often called Financial Risk)—The risk that the issuer’s earnings prospects and overall financial position will deteriorate, causing a decline in the value of the security over short or extended periods of time.

• Foreign Investment Risk—Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, currency, market or economic developments and can result in greater price volatility and perform differently from securities of U.S. issuers. This risk may be heightened in emerging or developing markets.

• Emerging Markets Risk—The risk of foreign investment often increases in countries with emerging markets. For example, these countries may have more unstable governments than developed countries, and their economies may be based on only a few industries. Because their securities markets may be very small, share prices of issuers in emerging market countries may be volatile and difficult to determine. Securities of issuers in these countries may be less liquid than securities of issuers in more developed countries. In addition,

TIAA-CREF Lifecycle Funds  ■  Prospectus     87

foreign investors such as the Fund are subject to a variety of special restrictions in many such countries.

• Style Risk—The risk that use of a particular investing style (such as growth or value investing) may fall out of favor in the marketplace for various periods of time and result in underperformance relative to the broader market sector or significant declines in the value of the Underlying Funds’ portfolio securities.

• Risks of Growth Investing—The risks that growth stocks can perform differently from the market as a whole and other types of stocks. Growth stocks can also be more volatile, and experience sharper price fluctuations, than other stocks.

• Risks of Value Investing—The risks that value stocks can perform differently from the market as a whole and other types of stocks. Value stocks can also continue to be undervalued by the market for long periods of time.

• Large-Cap Risk—The risk that large-capitalization companies are more mature and may grow more slowly than the economy as a whole and tend to go in and out of favor based on market and economic conditions.

• Mid-Cap Risk—The risk that the stocks of mid-capitalization companies often have greater price volatility, lower trading volume, and less liquidity than the stocks of larger, more established companies.

• Small-Cap Risk—The risk that the stocks of small-capitalization companies often experience greater price volatility than large- or mid-sized companies because small-cap companies are often newer or less established than larger companies and are likely to have more limited resources, products and markets. Securities of small-cap companies are often less liquid than securities of larger companies as a result of there being a smaller market for their securities.

• Fixed-Income Securities Risk—A portion of the assets of the Fund is allocated to Underlying Funds investing primarily in fixed-income securities. Therefore, the value of the Fund may increase or decrease as a result of its indirect interest in fixed-income securities.

• Interest Rate Risk (a type of Market Risk)—The risk that increases in interest rates can cause the prices of fixed-income securities to decline.

• Income Volatility Risk—The risk that the level of current income from a portfolio of fixed-income securities declines in certain interest rate environments.

• Credit Risk (a type of Company Risk)—The risk that the issuer of bonds may not be able to meet interest or principal payments when the bonds become due.

88     Prospectus  ■  TIAA-CREF Lifecycle Funds

• Market Volatility, Liquidity and Valuation Risk (types of Market Risk)—The risk that volatile or dramatic reductions in trading activity make it difficult for the Underlying Fund to properly value the portfolio securities in which it invests and that the Underlying Fund may not be able to purchase or sell a security at an attractive price, if at all.

• Call Risk—The risk that, during periods of falling interest rates, an issuer may call (or repay) a fixed-income security prior to maturity, resulting in a decline in the Underlying Fund’s income.

• Prepayment Risk—The risk that during periods of falling interest rates, borrowers pay off their mortgage loans sooner than expected, forcing the Underlying Fund to reinvest the unanticipated proceeds at lower interest rates and resulting in a decline in income.

• Extension Risk—The risk that during periods of rising interest rates, borrowers pay off their mortgage loans later than expected, preventing an Underlying Fund from reinvesting principal proceeds at higher interest rates and resulting in less income than potentially available.

• Special Risks for Inflation-Indexed Bonds—The risk that interest payments on, or market values of, inflation-indexed bonds decline because of a decline in inflation (or deflation) or changes in investors’ inflation expectations. In addition, inflation indices may not reflect the true rate of inflation.

• Index Risk—The risk that the Underlying Fund’s performance will not correspond to its benchmark index for any period of time and may underperform such index or the overall stock market. Additionally, to the extent that the Underlying Fund’s investments vary from the composition of its benchmark index, the Underlying Fund’s performance could potentially vary from the index’s performance to a greater extent than if the Underlying Fund merely attempted to replicate the index.

• Enhanced Index Risk— Certain Underlying Funds that are enhanced index funds may also underperform their benchmark indices due to differences between the Underlying fund and the benchmark index.

• Active Management Risk—The risk that securities selection by the Fund or an Underlying Fund’s investment adviser could cause the Fund or an Underlying Fund to underperform its benchmark index or mutual funds with similar investment objectives.

• Quantitative Analysis Risk—The risk that stocks selected by the Fund or the Underlying Fund’s investment adviser using quantitative modeling and analysis could perform differently from the market as a whole.

• Derivatives Risk—The risks associated with investing in derivatives may be different and greater than the risks associated with directly investing in the underlying securities and other instruments. The Underlying Funds may use futures and options, and the Underlying Funds may also use more

TIAA-CREF Lifecycle Funds  ■  Prospectus     89

complex derivatives such as swaps that might present liquidity, credit and counterparty risk.

There can be no assurances that the Fund or an Underlying Fund will achieve its investment objective. You should not consider the Fund to be a complete investment program. Please see the non-summary portion of the prospectus for more detailed information about the risks described above.

PAST PERFORMANCE

The following chart and table help illustrate some of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. The bar chart shows the annual total returns of the Retirement Class of the Fund, before taxes, in each full calendar year since inception of the class. Because the expenses vary across share classes, the performance of the Retirement Class will vary from the other share classes. Below the bar chart are the best and worst returns for a calendar quarter since inception of the Retirement Class. The performance table following the bar chart shows the Fund’s average annual total returns for the Retirement, Institutional and Premier Classes over the one-year, five-year, ten-year and since-inception periods (where applicable) ended December 31, 2010, and how those returns compare to those of broad-based securities market indices and a composite index based on the Fund’s target allocations. After-tax performance is shown only for the Retirement Class shares, and after-tax returns for the other Classes of shares will vary from the after-tax returns presented for Retirement Class shares.

The returns shown below reflect previous agreements by the Fund’s investment adviser to waive or reimburse the Fund and certain Underlying Funds for certain fees and expenses. Without these waivers and reimbursements, the returns of the Fund would have been lower. Past performance of the Fund (before and after taxes) is not necessarily an indication of how it will perform in the future. The benchmark indices listed below are unmanaged, and you cannot invest directly in an index. The returns for the indices reflect no deduction for fees, expenses or taxes. Market indices representing the market sectors in the equity and fixed-income asset classes described above are used to formulate a composite benchmark index for the Fund (the Composite Index), based on the Fund’s target allocations among the market sectors. For performance during periods up to February 1, 2010, the Composite Index has four market sector index components: U.S. Equity, International Equity, Fixed-Income (which includes Inflation-Protected Assets) and Short-Term Fixed-Income. The performance of the Composite Index shown in the table below reflects these four market sector indexes. For performance during periods commencing February 1, 2010, the Composite Index includes an Inflation-Protected Assets index as a separate fifth market sector index component. In addition, for performance during periods commencing February 1, 2011, the MSCI EAFE® + EM Index is replacing the MSCI EAFE® Index in the

90     Prospectus  ■  TIAA-CREF Lifecycle Funds

Composite Index as the market sector index component for International Equity.

For current performance information of each share class, including performance to the most recent month-end, please visit www.tiaa-cref.org.

ANNUAL TOTAL RETURNS FOR THE RETIREMENT CLASS SHARES (%)

Lifecycle 2040 Fund

Best quarter: 17.54%, for the quarter ended June 30, 2009. Worst quarter: -20.27%, for the quarter ended December 31, 2008.

AVERAGE ANNUAL TOTAL RETURNS

For the Periods Ended December 31, 2010

	One Year	Five Years	Since Inception
Retirement Class (Inception: October 15, 2004)
Return Before Taxes	15.21%	2.68%	4.63%
Return After Taxes on Distributions	14.72%	2.14%	3.89%
Return After Taxes on Distributions and Sale of
Fund Shares	10.11%	2.07%	3.66%
Russell 3000® Index	16.93%	2.74%	4.88%
Lifecycle 2040 Fund Composite Index	14.07%	2.78%	4.76%
Institutional Class (Inception: January 17, 2007)
Return Before Taxes	15.45%	2.88%*	4.80%*
Premier Class (Inception: September 30, 2009)
Return Before Taxes	15.27%	2.70%*	4.65%*

Current performance of the Fund’s shares may be higher or lower than that shown above.

* The performance shown for the Institutional Class and Premier Class that is prior to their inception dates is based on performance of the Fund’s Retirement Class. The performance for these periods has not been restated to reflect the lower expenses of the Institutional Class and Premier Class.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect during the periods shown and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(a),

TIAA-CREF Lifecycle Funds  ■  Prospectus     91

401(k) or 403(b) plans or Individual Retirement Accounts (IRAs). After-tax returns are shown for only one class and after-tax returns for other classes will vary.

PORTFOLIO MANAGEMENT

Investment Adviser. The Fund’s investment adviser is Teachers Advisors, Inc.

Portfolio Managers. The following persons manage the Fund on a day-to-day basis:

Name:	Hans Erickson, CFA	John Cunniff, CFA	Pablo Mitchell
Title:	Managing Director	Managing Director	Director
Experience on Fund:	since 2006	since 2006	since 2006

PURCHASE AND SALE OF FUND SHARES

Retirement Class and Premier Class shares are generally available for purchase through employee benefit plans or other types of savings plans or accounts. Institutional Class shares are available for purchase directly from the Fund by certain eligible investors or through financial intermediaries.

• There is no minimum initial or subsequent investment for Retirement Class shares. Retirement Class shares are primarily offered through employer-sponsored employee benefit plans.

• There is a $100 million aggregate plan size and $1 million initial minimum plan-level investment requirement for Premier Class shares. Premier Class shares are offered through certain financial intermediaries and employer-sponsored employee benefit plans.

• The minimum initial investment is $2 million and the minimum subsequent investment is $1,000 for Institutional Class shares, unless an investor purchases shares by or through financial intermediaries that have entered into an appropriate agreement with the Fund or its affiliates.

Redeeming Shares. You can redeem (sell) your shares of the Fund at any time. If your shares are held through a third party, please contact that person for applicable redemption requirements. If your shares are held directly with the Fund, contact the Fund directly in writing or by telephone.

Exchanging Shares. You can exchange shares of the Fund for the same class of shares of any other funds offered by the TIAA-CREF Funds at any time, subject to the limitations described in the Market Timing/Excessive Trading Policy section in the statutory prospectus or any limitations imposed by a third party when shares are held through a third party. Exchanges involving shares of the Fund held less than 60 calendar days may be subject to the Redemption Fee addressed in “Fees and Expenses” above.

TAX INFORMATION

The Fund intends to make distributions to shareholders that may be taxed as ordinary income or capital gains. Distributions made to tax-exempt shareholders or shareholders who hold Fund shares in a tax-deferred account

92     Prospectus  ■  TIAA-CREF Lifecycle Funds

are generally not subject to income tax in the current year, but redemptions made from tax-deferred accounts may be subject to income tax.

PAYMENTS TO BROKER-DEALERS AND OTHER
FINANCIAL INTERMEDIARY COMPENSATION

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conﬂict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

TIAA-CREF Lifecycle Funds  ■  Prospectus     93

SUMMARY INFORMATION

TIAA-CREF LIFECYCLE 2045 FUND

of the TIAA-CREF Funds

INVESTMENT OBJECTIVE

The Lifecycle 2045 Fund seeks high total return over time through a combination of capital appreciation and income.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (deducted directly from gross amount of transaction)

	Retirement Class	Premier Class	Institutional Class
Maximum Sales Charge Imposed on Purchases (percentage of offering price)	0%	0%	0%
Maximum Deferred Sales Charge	0%	0%	0%
Maximum Sales Charge Imposed on Reinvested Dividends and Other Distributions	0%	0%	0%
Redemption or Exchange Fee	0%	0%	0%
Maximum Account Fee	0%	0%	0%

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)

	Retirement Class	Premier Class	Institutional Class
Management Fees	0.10%	0.10%	0.10%
Distribution (Rule 12b-1) Fees[1]	0.05%	0.15%	—
Other Expenses	0.49%	0.25%	0.25%
Acquired Fund Fees and Expenses[2]	0.45%	0.45%	0.45%
Total Annual Fund Operating Expenses	1.09%	0.95%	0.80%
Waivers and Expense Reimbursements[3]	0.39%	0.35%	0.35%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.70%	0.60%	0.45%

1 The Retirement Class of the Fund has adopted a Distribution (12b-1) Plan that reimburses the Fund’s distributor, Teachers Personal Investors Services, Inc. (“TPIS”), for providing distribution, promotional and/or shareholder services to the Retirement Class shares at the annual rate of 0.05% of average daily net assets attributable to Retirement Class shares. In addition, TPIS has contractually agreed not to seek payment of this fee under the Plan for Retirement Class shares through September 30, 2012. This agreement may not be continued after that date.

94     Prospectus  ■  TIAA-CREF Lifecycle Funds

2 “Acquired Fund Fees and Expenses” are the Fund’s proportionate amount of the expenses of the underlying funds in which the Fund invests. These expenses are not paid directly by Fund shareholders. Instead, Fund shareholders bear these expenses indirectly because the expenses reduce the performance of the underlying funds in which the Fund invests.

3 Teachers Advisors, Inc. (“Advisors”), the Fund’s investment adviser, has contractually agreed to reimburse the Fund for any Total Annual Fund Operating Expenses (excluding Acquired Fund Fees and Expenses and extraordinary expenses) that exceed: (i) 0.25% of average daily net assets for Retirement Class shares; (ii) 0.15% of average daily net assets for Premier Class shares; and (iii) 0.00% of average daily net assets for Institutional Class shares of the Fund. These expense reimbursement arrangements will continue through at least September 30, 2012 unless changed with approval of the Board of Trustees.

Example

This example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses, before expense reimbursements, remain the same. The example assumes that the Fund’s fee waiver agreement and expense reimbursement agreement will remain in place through September 30, 2012 but that there will be no waiver or expense reimbursement agreement in effect thereafter. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Retirement Class	Premier Class	Institutional Class
1 Year	$72	$61	$46
3 Years	$281	$244	$196
5 Years	$536	$468	$386
10 Years	$1,269	$1,112	$935

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the fiscal year ended September 30, 2010, the Fund’s portfolio turnover rate was 18% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Fund is a “fund of funds” that invests in Institutional Class shares of other funds of the TIAA-CREF Funds and potentially in other investment pools or investment products (collectively, the “Underlying Funds”). In general, the Fund is designed for investors who have a specific target retirement year in mind, and the Fund’s investments are adjusted from more aggressive to more conservative over time as a target retirement year approaches and for

TIAA-CREF Lifecycle Funds  ■  Prospectus     95

approximately seven to ten years afterwards. The Fund invests in Underlying Funds according to an asset allocation strategy designed for investors retiring or planning to retire in or within a few years of 2045.

The Fund expects to allocate approximately 90.00% of its assets to equity Underlying Funds and 10.00% of its assets to fixed-income Underlying Funds. These allocations represent targets for equity and fixed-income asset classes. Target allocations will change over time and actual allocations may vary up to 10% from the targets. The target allocations along the investment glidepath, illustrated in the chart below, for the Fund will gradually become more conservative, moving to target allocations of approximately 50% equity/50% fixed-income in its target retirement year of 2045 and reaching its final target allocation of approximately 40% equity/60% fixed-income at some point from 2052 to 2055. Within the equity and fixed-income asset classes, the Fund allocates its investments to particular market sectors (U.S. equity, international equity, fixed-income, short-term fixed-income and inflation-protected assets) represented by various Underlying Funds. These market sector allocations may vary by up to 10% from the Fund’s target market sector allocations. The Fund’s target market sector allocations, which will change over time, are approximately as follows: U.S. Equity: 67.50%; International Equity: 22.50%; Fixed-Income: 10.00%; Short-Term Fixed-Income: 0.00%; and Inflation-Protected Assets: 0.00%. Investors should note that the allocations above in this paragraph are expected to be as of June 30 of the current year.

The Fund’s target market sector allocations to Underlying Funds may include the TIAA-CREF Growth & Income Fund, Large-Cap Growth Fund, Large-Cap Value Fund, Mid-Cap Growth Fund, Mid-Cap Value Fund, Small-Cap Equity Fund, Enhanced Large-Cap Growth Index Fund and Enhanced Large-Cap Value Index Fund (U.S. Equity); International Equity Fund, Enhanced International Equity Index Fund and Emerging Markets Equity Fund (International Equity); Bond Fund, Bond Plus Fund and High-Yield Fund (Fixed-Income); Short-Term Bond Fund and Money Market Fund (Short-Term Fixed-Income); and Inflation-Linked Bond Fund (Inflation-Protected Assets).

Additional or replacement Underlying Funds for each market sector, as well as additional or replacement market sectors, may be included when making future allocations if Advisors believes that such Underlying Funds and/or market sectors are appropriate in light of the Fund’s desired levels of risk and potential return at the particular time. The Fund’s portfolio management team may also add a new market sector if it believes that will help to achieve the Fund’s investment objective. The relative allocations among Underlying Funds within a market sector may be changed at any time without notice to shareholders. If 10% or more of a Fund’s assets are expected to be invested in any Underlying Fund or market sectors not listed above, shareholders will receive prior notice of such change.

The Fund’s asset class allocations, market sector allocations within each asset class, and Underlying Fund allocations within each market sector are

96     Prospectus  ■  TIAA-CREF Lifecycle Funds

listed in the chart below and are as of December 31 of the prior year. These allocations will change over time.

Asset Class	Allocation	Market Sector	Allocation	Underlying Funds	Allocation
EQUITY	89.94%	U.S. Equity	67.68%	• Enhanced Large-Cap Growth Index Fund	13.33%
				• Enhanced Large-Cap Value Index Fund	12.95%
				• Large-Cap Growth Fund	12.06%
				• Large-Cap Value Fund	11.91%
				• Growth & Income Fund	10.19%
				• Small-Cap Equity Fund	5.44%
				• Mid-Cap Value Fund	0.95%
				• Mid-Cap Growth Fund	0.85%
		International Equity	22.26%	• International Equity Fund	9.96%
				• Enhanced International Equity Index Fund	9.93%
				• Emerging Markets Equity Fund	2.37%
FIXED-INCOME	10.06%	Fixed-Income	10.06%	• Bond Fund	4.70%
				• High-Yield Fund	3.38%
				• Bond Plus Fund	1.98%
Total	100.00%	100.00%		100.00%

The following chart shows how the investment glidepath for the Fund is expected to gradually move the Fund’s target allocations over time between the different target market sector allocations. The actual market sector allocations of the Fund may differ from this chart. The Fund seeks to achieve its final target market sector allocations seven to ten years following the target date.

The Fund is designed to accommodate investors who invest in a fund up to their target retirement date, and plan to make gradual systematic withdrawals in retirement. In addition, investors should note that the Fund will continue to have a significant level of equity exposure up to, through and after its target retirement date, and this exposure could cause significant fluctuations in the

TIAA-CREF Lifecycle Funds  ■  Prospectus     97

value of the Fund depending on the performance of the equity markets generally.

Approximately seven to ten years after the Fund enters its target retirement year, the Board of Trustees may authorize the merger of the Fund into the Lifecycle Retirement Income Fund or other similar fund. Fund shareholders will receive prior notice of any such merger. The Lifecycle Retirement Income Fund is designed to maintain a stable conservative allocation among the Underlying Funds. More detailed information about the Lifecycle Retirement Income Fund is contained in the prospectus for that fund.

PRINCIPAL INVESTMENT RISKS

You could lose money over short or long periods by investing in this Fund. Accordingly, an investment in the Fund, or the Fund’s portfolio securities, typically is subject to the following principal investment risks:

• Asset Allocation Risk—The risk that the Fund may not achieve its target allocations. In addition, there is the risk that the asset allocations may not achieve the desired risk-return characteristic or that the selection of Underlying Funds and the allocations among them will result in the Fund underperforming other similar funds or cause an investor to lose money.

• Equity Securities Risk—A portion of the assets of the Fund is allocated to Underlying Funds investing primarily in equity securities. Therefore, the value of the Fund may increase or decrease as a result of its indirect interest in equity securities.

• Market Risk—The risk that market prices of securities held by the Underlying Fund may fall rapidly or unpredictably due to a variety of factors, including changing economic, political or market conditions.

• Company Risk (often called Financial Risk)—The risk that the issuer’s earnings prospects and overall financial position will deteriorate, causing a decline in the value of the security over short or extended periods of time.

• Foreign Investment Risk—Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, currency, market or economic developments and can result in greater price volatility and perform differently from securities of U.S. issuers. This risk may be heightened in emerging or developing markets.

• Emerging Markets Risk—The risk of foreign investment often increases in countries with emerging markets. For example, these countries may have more unstable governments than developed countries, and their economies may be based on only a few industries. Because their securities markets may be very small, share prices of issuers in emerging market countries may be volatile and difficult to determine. Securities of issuers in these countries may be less liquid than securities of issuers in more developed countries. In addition,

98     Prospectus  ■  TIAA-CREF Lifecycle Funds

foreign investors such as the Fund are subject to a variety of special restrictions in many such countries.

• Style Risk—The risk that use of a particular investing style (such as growth or value investing) may fall out of favor in the marketplace for various periods of time and result in underperformance relative to the broader market sector or significant declines in the value of the Underlying Funds’ portfolio securities.

• Risks of Growth Investing—The risks that growth stocks can perform differently from the market as a whole and other types of stocks. Growth stocks can also be more volatile, and experience sharper price fluctuations, than other stocks.

• Risks of Value Investing—The risks that value stocks can perform differently from the market as a whole and other types of stocks. Value stocks can also continue to be undervalued by the market for long periods of time.

• Large-Cap Risk—The risk that large-capitalization companies are more mature and may grow more slowly than the economy as a whole and tend to go in and out of favor based on market and economic conditions.

• Mid-Cap Risk—The risk that the stocks of mid-capitalization companies often have greater price volatility, lower trading volume, and less liquidity than the stocks of larger, more established companies.

• Small-Cap Risk—The risk that the stocks of small-capitalization companies often experience greater price volatility than large- or mid-sized companies because small-cap companies are often newer or less established than larger companies and are likely to have more limited resources, products and markets. Securities of small-cap companies are often less liquid than securities of larger companies as a result of there being a smaller market for their securities.

• Fixed-Income Securities Risk—A portion of the assets of the Fund is allocated to Underlying Funds investing primarily in fixed-income securities. Therefore, the value of the Fund may increase or decrease as a result of its indirect interest in fixed-income securities.

• Interest Rate Risk (a type of Market Risk)—The risk that increases in interest rates can cause the prices of fixed-income securities to decline.

• Income Volatility Risk—The risk that the level of current income from a portfolio of fixed-income securities declines in certain interest rate environments.

• Credit Risk (a type of Company Risk)—The risk that the issuer of bonds may not be able to meet interest or principal payments when the bonds become due.

TIAA-CREF Lifecycle Funds  ■  Prospectus     99

• Market Volatility, Liquidity and Valuation Risk (types of Market Risk)—The risk that volatile or dramatic reductions in trading activity make it difficult for the Underlying Fund to properly value the portfolio securities in which it invests and that the Underlying Fund may not be able to purchase or sell a security at an attractive price, if at all.

• Call Risk—The risk that, during periods of falling interest rates, an issuer may call (or repay) a fixed-income security prior to maturity, resulting in a decline in the Underlying Fund’s income.

• Prepayment Risk—The risk that during periods of falling interest rates, borrowers pay off their mortgage loans sooner than expected, forcing the Underlying Fund to reinvest the unanticipated proceeds at lower interest rates and resulting in a decline in income.

• Extension Risk—The risk that during periods of rising interest rates, borrowers pay off their mortgage loans later than expected, preventing an Underlying Fund from reinvesting principal proceeds at higher interest rates and resulting in less income than potentially available.

• Special Risks for Inflation-Indexed Bonds—The risk that interest payments on, or market values of, inflation-indexed bonds decline because of a decline in inflation (or deflation) or changes in investors’ inflation expectations. In addition, inflation indices may not reflect the true rate of inflation.

• Index Risk—The risk that the Underlying Fund’s performance will not correspond to its benchmark index for any period of time and may underperform such index or the overall stock market. Additionally, to the extent that the Underlying Fund’s investments vary from the composition of its benchmark index, the Underlying Fund’s performance could potentially vary from the index’s performance to a greater extent than if the Underlying Fund merely attempted to replicate the index.

• Enhanced Index Risk— Certain Underlying Funds that are enhanced index funds may also underperform their benchmark indices due to differences between the Underlying fund and the benchmark index.

• Active Management Risk—The risk that securities selection by the Fund or an Underlying Fund’s investment adviser could cause the Fund or an Underlying Fund to underperform its benchmark index or mutual funds with similar investment objectives.

• Quantitative Analysis Risk—The risk that stocks selected by the Fund or the Underlying Fund’s investment adviser using quantitative modeling and analysis could perform differently from the market as a whole.

• Derivatives Risk—The risks associated with investing in derivatives may be different and greater than the risks associated with directly investing in the underlying securities and other instruments. The Underlying Funds may use futures and options, and the Underlying Funds may also use more

100     Prospectus  ■  TIAA-CREF Lifecycle Funds

complex derivatives such as swaps that might present liquidity, credit and counterparty risk.

There can be no assurances that the Fund or an Underlying Fund will achieve its investment objective. You should not consider the Fund to be a complete investment program. Please see the non-summary portion of the prospectus for more detailed information about the risks described above.

PAST PERFORMANCE

The following chart and table help illustrate some of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. The bar chart shows the annual total returns of the Retirement Class of the Fund, before taxes, in each full calendar year since inception of the class. Because the expenses vary across share classes, the performance of the Retirement Class will vary from the other share classes. Below the bar chart are the best and worst returns for a calendar quarter since inception of the Retirement Class. The performance table following the bar chart shows the Fund’s average annual total returns for the Retirement, Institutional and Premier Classes over the one-year, five-year, ten-year and since-inception periods (where applicable) ended December 31, 2010, and how those returns compare to those of broad-based securities market indices and a composite index based on the Fund’s target allocations. After-tax performance is shown only for the Retirement Class shares, and after-tax returns for the other Classes of shares will vary from the after-tax returns presented for Retirement Class shares.

The returns shown below reflect previous agreements by the Fund’s investment adviser to waive or reimburse the Fund and certain Underlying Funds for certain fees and expenses. Without these waivers and reimbursements, the returns of the Fund would have been lower. Past performance of the Fund (before and after taxes) is not necessarily an indication of how it will perform in the future. The benchmark indices listed below are unmanaged, and you cannot invest directly in an index. The returns for the indices reflect no deduction for fees, expenses or taxes. Market indices representing the market sectors in the equity and fixed-income asset classes described above are used to formulate a composite benchmark index for the Fund (the Composite Index), based on the Fund’s target allocations among the market sectors. For performance during periods up to February 1, 2010, the Composite Index has four market sector index components: U.S. Equity, International Equity, Fixed-Income (which includes Inflation-Protected Assets) and Short-Term Fixed-Income. The performance of the Composite Index shown in the table below reflects these four market sector indexes. For performance during periods commencing February 1, 2010, the Composite Index includes an Inflation-Protected Assets index as a separate fifth market sector index component. In addition, for performance during periods commencing February 1, 2011, the MSCI EAFE® + EM Index is replacing the MSCI EAFE® Index in the

TIAA-CREF Lifecycle Funds  ■  Prospectus     101

Composite Index as the market sector index component for International Equity.

For current performance information of each share class, including performance to the most recent month-end, please visit www.tiaa-cref.org.

ANNUAL TOTAL RETURNS FOR THE RETIREMENT CLASS SHARES (%)

Lifecycle 2045 Fund

Best quarter: 17.33%, for the quarter ended June 30, 2009. Worst quarter: -21.15%, for the quarter ended December 31, 2008.

AVERAGE ANNUAL TOTAL RETURNS

For the Periods Ended December 31, 2010

	One Year	Since Inception
Retirement Class (Inception: November 30, 2007)
Return Before Taxes	15.10%	–3.35%
Return After Taxes on Distributions	14.62%	–3.96%
Return After Taxes on Distributions and Sale of
Fund Shares	10.04%	–3.09%
Russell 3000® Index	16.93%	–2.15%
Lifecycle 2045 Fund Composite Index	14.07%	–2.31%
Institutional Class (Inception: November 30, 2007)
Return Before Taxes	15.40%	–3.11%
Premier Class (Inception: September 30, 2009)
Return Before Taxes	15.21%	–3.30%*

Current performance of the Fund’s shares may be higher or lower than that shown above.

* The performance shown for the Premier Class that is prior to its inception date is based on performance of the Fund’s Retirement Class. The performance for these periods has not been restated to reflect lower expenses of the Premier Class.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect during the periods shown and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(a),

102     Prospectus  ■  TIAA-CREF Lifecycle Funds

401(k) or 403(b) plans or Individual Retirement Accounts (IRAs). After-tax returns are shown for only one class and after-tax returns for other classes will vary.

PORTFOLIO MANAGEMENT

Investment Adviser. The Fund’s investment adviser is Teachers Advisors, Inc.

Portfolio Managers. The following persons manage the Fund on a day-to-day basis:

Name:	Hans Erickson, CFA	John Cunniff, CFA	Pablo Mitchell
Title:	Managing Director	Managing Director	Director

Experience on Fund:	since 2007	since 2007	since 2007

PURCHASE AND SALE OF FUND SHARES

Retirement Class and Premier Class shares are generally available for purchase through employee benefit plans or other types of savings plans or accounts. Institutional Class shares are available for purchase directly from the Fund by certain eligible investors or through financial intermediaries.

• There is no minimum initial or subsequent investment for Retirement Class shares. Retirement Class shares are primarily offered through employer-sponsored employee benefit plans.

• There is a $100 million aggregate plan size and $1 million initial minimum plan-level investment requirement for Premier Class shares. Premier Class shares are offered through certain financial intermediaries and employer-sponsored employee benefit plans.

• The minimum initial investment is $2 million and the minimum subsequent investment is $1,000 for Institutional Class shares, unless an investor purchases shares by or through financial intermediaries that have entered into an appropriate agreement with the Fund or its affiliates.

Redeeming Shares. You can redeem (sell) your shares of the Fund at any time. If your shares are held through a third party, please contact that person for applicable redemption requirements. If your shares are held directly with the Fund, contact the Fund directly in writing or by telephone.

Exchanging Shares. You can exchange shares of the Fund for the same class of shares of any other funds offered by the TIAA-CREF Funds at any time, subject to the limitations described in the Market Timing/Excessive Trading Policy section in the statutory prospectus or any limitations imposed by a third party when shares are held through a third party. Exchanges involving shares of the Fund held less than 60 calendar days may be subject to the Redemption Fee addressed in “Fees and Expenses” above.

TIAA-CREF Lifecycle Funds  ■  Prospectus     103

TAX INFORMATION

The Fund intends to make distributions to shareholders that may be taxed as ordinary income or capital gains. Distributions made to tax-exempt shareholders or shareholders who hold Fund shares in a tax-deferred account are generally not subject to income tax in the current year, but redemptions made from tax-deferred accounts may be subject to income tax.

PAYMENTS TO BROKER-DEALERS AND OTHER
FINANCIAL INTERMEDIARY COMPENSATION

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conﬂict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

104     Prospectus  ■  TIAA-CREF Lifecycle Funds

SUMMARY INFORMATION

TIAA-CREF LIFECYCLE 2050 FUND

of the TIAA-CREF Funds

INVESTMENT OBJECTIVE

The Lifecycle 2050 Fund seeks high total return over time through a combination of capital appreciation and income.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (deducted directly from gross amount of transaction)

	Retirement Class	Premier Class	Institutional Class
Maximum Sales Charge Imposed on Purchases (percentage of offering price)	0%	0%	0%
Maximum Deferred Sales Charge	0%	0%	0%
Maximum Sales Charge Imposed on Reinvested Dividends and Other Distributions	0%	0%	0%
Redemption or Exchange Fee	0%	0%	0%
Maximum Account Fee	0%	0%	0%

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)

	Retirement Class	Premier Class	Institutional Class
Management Fees	0.10%	0.10%	0.10%
Distribution (Rule 12b-1) Fees[1]	0.05%	0.15%	—
Other Expenses	0.68%	0.45%	0.44%
Acquired Fund Fees and Expenses[2]	0.45%	0.45%	0.45%
Total Annual Fund Operating Expenses	1.28%	1.15%	0.99%
Waivers and Expense Reimbursements[3]	0.58%	0.55%	0.54%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.70%	0.60%	0.45%

1 The Retirement Class of the Fund has adopted a Distribution (12b-1) Plan that reimburses the Fund’s distributor, Teachers Personal Investors Services, Inc. (“TPIS”), for providing distribution, promotional and/or shareholder services to the Retirement Class shares at the annual rate of 0.05% of average daily net assets attributable to Retirement Class shares. In addition, TPIS has contractually agreed not to seek payment of this fee under the Plan for Retirement Class shares through September 30, 2012. This agreement may not be continued after that date.

TIAA-CREF Lifecycle Funds  ■  Prospectus     105

2 “Acquired Fund Fees and Expenses” are the Fund’s proportionate amount of the expenses of the underlying funds in which the Fund invests. These expenses are not paid directly by Fund shareholders. Instead, Fund shareholders bear these expenses indirectly because the expenses reduce the performance of the underlying funds in which the Fund invests.

3 Teachers Advisors, Inc. (“Advisors”), the Fund’s investment adviser, has contractually agreed to reimburse the Fund for any Total Annual Fund Operating Expenses (excluding Acquired Fund Fees and Expenses and extraordinary expenses) that exceed: (i) 0.25% of average daily net assets for Retirement Class shares; (ii) 0.15% of average daily net assets for Premier Class shares; and (iii) 0.00% of average daily net assets for Institutional Class shares of the Fund. These expense reimbursement arrangements will continue through at least September 30, 2012 unless changed with approval of the Board of Trustees.

Example

This example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses, before expense reimbursements, remain the same. The example assumes that the Fund’s fee waiver agreement and expense reimbursement agreement will remain in place through September 30, 2012 but that there will be no waiver or expense reimbursement agreement in effect thereafter. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Retirement Class	Premier Class	Institutional Class
1 Year	$72	$61	$46
3 Years	$308	$272	$224
5 Years	$607	$542	$457
10 Years	$1,458	$1,313	$1,129

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the fiscal year ended September 30, 2010, the Fund’s portfolio turnover rate was 24% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Fund is a “fund of funds” that invests in Institutional Class shares of other funds of the TIAA-CREF Funds and potentially in other investment pools or investment products (collectively, the “Underlying Funds”). In general, the Fund is designed for investors who have a specific target retirement year in mind, and the Fund’s investments are adjusted from more aggressive to more conservative over time as a target retirement year approaches and for

106     Prospectus  ■  TIAA-CREF Lifecycle Funds

approximately seven to ten years afterwards. The Fund invests in Underlying Funds according to an asset allocation strategy designed for investors retiring or planning to retire in or within a few years of 2050.

The Fund expects to allocate approximately 90.00% of its assets to equity Underlying Funds and 10.00% of its assets to fixed-income Underlying Funds. These allocations represent targets for equity and fixed-income asset classes. Target allocations will change over time and actual allocations may vary up to 10% from the targets. The target allocations along the investment glidepath, illustrated in the chart below, for the Fund will gradually become more conservative, moving to target allocations of approximately 50% equity/50% fixed-income in its target retirement year of 2050 and reaching its final target allocation of approximately 40% equity/60% fixed-income at some point from 2057 to 2060. Within the equity and fixed-income asset classes, the Fund allocates its investments to particular market sectors (U.S. equity, international equity, fixed-income, short-term fixed-income and inflation-protected assets) represented by various Underlying Funds. These market sector allocations may vary by up to 10% from the Fund’s target market sector allocations. The Fund’s target market sector allocations, which will change over time, are approximately as follows: U.S. Equity: 67.50%; International Equity: 22.50%; Fixed-Income: 10.00%; Short-Term Fixed-Income: 0.00%; and Inflation-Protected Assets: 0.00%. Investors should note that the allocations above in this paragraph are expected to be as of June 30 of the current year.

The Fund’s target market sector allocations to Underlying Funds may include the TIAA-CREF Growth & Income Fund, Large-Cap Growth Fund, Large-Cap Value Fund, Mid-Cap Growth Fund, Mid-Cap Value Fund, Small-Cap Equity Fund, Enhanced Large-Cap Growth Index Fund and Enhanced Large-Cap Value Index Fund (U.S. Equity); International Equity Fund, Enhanced International Equity Index Fund and Emerging Markets Equity Fund (International Equity); Bond Fund, Bond Plus Fund and High-Yield Fund (Fixed-Income); Short-Term Bond Fund and Money Market Fund (Short-Term Fixed-Income); and Inflation-Linked Bond Fund (Inflation-Protected Assets).

Additional or replacement Underlying Funds for each market sector, as well as additional or replacement market sectors, may be included when making future allocations if Advisors believes that such Underlying Funds and/or market sectors are appropriate in light of the Fund’s desired levels of risk and potential return at the particular time. The Fund’s portfolio management team may also add a new market sector if it believes that will help to achieve the Fund’s investment objective. The relative allocations among Underlying Funds within a market sector may be changed at any time without notice to shareholders. If 10% or more of a Fund’s assets are expected to be invested in any Underlying Fund or market sectors not listed above, shareholders will receive prior notice of such change.

The Fund’s asset class allocations, market sector allocations within each asset class, and Underlying Fund allocations within each market sector are

TIAA-CREF Lifecycle Funds  ■  Prospectus     107

listed in the chart below and are as of December 31 of the prior year. These allocations will change over time.

Asset Class	Allocation	Market Sector	Allocation	Underlying Funds	Allocation
EQUITY	89.95%	U.S. Equity	67.59%	• Enhanced Large-Cap Growth Index Fund	13.20%
				• Enhanced Large-Cap Value Index Fund	12.84%
				• Large-Cap Growth Fund	12.10%
				• Large-Cap Value Fund	11.95%
				• Growth & Income Fund	10.23%
				• Small-Cap Equity Fund	5.46%
				• Mid-Cap Value Fund	0.95%
				• Mid-Cap Growth Fund	0.86%
		International Equity	22.36%	• International Equity Fund	10.01%
				• Enhanced International Equity Index Fund	9.98%
				• Emerging Markets Equity Fund	2.37%
FIXED-INCOME	10.05%	Fixed-Income	10.05%	• Bond Fund	4.73%
				• High-Yield Fund	3.40%
				• Bond Plus Fund	1.92%
Total	100.00%	100.00%		100.00%

The following chart shows how the investment glidepath for the Fund is expected to gradually move the Fund’s target allocations over time between the different target market sector allocations. The actual market sector allocations of the Fund may differ from this chart. The Fund seeks to achieve its final target market sector allocations seven to ten years following the target date.

The Fund is designed to accommodate investors who invest in a fund up to their target retirement date, and plan to make gradual systematic withdrawals in retirement. In addition, investors should note that the Fund will continue to have a significant level of equity exposure up to, through and after its target retirement date, and this exposure could cause significant fluctuations in the

108     Prospectus  ■  TIAA-CREF Lifecycle Funds

value of the Fund depending on the performance of the equity markets generally.

Approximately seven to ten years after the Fund enters its target retirement year, the Board of Trustees may authorize the merger of the Fund into the Lifecycle Retirement Income Fund or other similar fund. Fund shareholders will receive prior notice of any such merger. The Lifecycle Retirement Income Fund is designed to maintain a stable conservative allocation among the Underlying Funds. More detailed information about the Lifecycle Retirement Income Fund is contained in the prospectus for that fund.

PRINCIPAL INVESTMENT RISKS

You could lose money over short or long periods by investing in this Fund. Accordingly, an investment in the Fund, or the Fund’s portfolio securities, typically is subject to the following principal investment risks:

• Asset Allocation Risk—The risk that the Fund may not achieve its target allocations. In addition, there is the risk that the asset allocations may not achieve the desired risk-return characteristic or that the selection of Underlying Funds and the allocations among them will result in the Fund underperforming other similar funds or cause an investor to lose money.

• Equity Securities Risk—A portion of the assets of the Fund is allocated to Underlying Funds investing primarily in equity securities. Therefore, the value of the Fund may increase or decrease as a result of its indirect interest in equity securities.

• Market Risk—The risk that market prices of securities held by the Underlying Fund may fall rapidly or unpredictably due to a variety of factors, including changing economic, political or market conditions.

• Company Risk (often called Financial Risk)—The risk that the issuer’s earnings prospects and overall financial position will deteriorate, causing a decline in the value of the security over short or extended periods of time.

• Foreign Investment Risk—Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, currency, market or economic developments and can result in greater price volatility and perform differently from securities of U.S. issuers. This risk may be heightened in emerging or developing markets.

• Emerging Markets Risk—The risk of foreign investment often increases in countries with emerging markets. For example, these countries may have more unstable governments than developed countries, and their economies may be based on only a few industries. Because their securities markets may be very small, share prices of issuers in emerging market countries may be volatile and difficult to determine. Securities of issuers in these countries may be less liquid than securities of issuers in more developed countries. In addition,

TIAA-CREF Lifecycle Funds  ■  Prospectus     109

foreign investors such as the Fund are subject to a variety of special restrictions in many such countries.

• Style Risk—The risk that use of a particular investing style (such as growth or value investing) may fall out of favor in the marketplace for various periods of time and result in underperformance relative to the broader market sector or significant declines in the value of the Underlying Funds’ portfolio securities.

• Risks of Growth Investing—The risks that growth stocks can perform differently from the market as a whole and other types of stocks. Growth stocks can also be more volatile, and experience sharper price fluctuations, than other stocks.

• Risks of Value Investing—The risks that value stocks can perform differently from the market as a whole and other types of stocks. Value stocks can also continue to be undervalued by the market for long periods of time.

• Large-Cap Risk—The risk that large-capitalization companies are more mature and may grow more slowly than the economy as a whole and tend to go in and out of favor based on market and economic conditions.

• Mid-Cap Risk—The risk that the stocks of mid-capitalization companies often have greater price volatility, lower trading volume, and less liquidity than the stocks of larger, more established companies.

• Small-Cap Risk—The risk that the stocks of small-capitalization companies often experience greater price volatility than large- or mid-sized companies because small-cap companies are often newer or less established than larger companies and are likely to have more limited resources, products and markets. Securities of small-cap companies are often less liquid than securities of larger companies as a result of there being a smaller market for their securities.

• Fixed-Income Securities Risk—A portion of the assets of the Fund is allocated to Underlying Funds investing primarily in fixed-income securities. Therefore, the value of the Fund may increase or decrease as a result of its indirect interest in fixed-income securities.

• Interest Rate Risk (a type of Market Risk)—The risk that increases in interest rates can cause the prices of fixed-income securities to decline.

• Income Volatility Risk—The risk that the level of current income from a portfolio of fixed-income securities declines in certain interest rate environments.

• Credit Risk (a type of Company Risk)—The risk that the issuer of bonds may not be able to meet interest or principal payments when the bonds become due.

110     Prospectus  ■  TIAA-CREF Lifecycle Funds

• Market Volatility, Liquidity and Valuation Risk (types of Market Risk)—The risk that volatile or dramatic reductions in trading activity make it difficult for the Underlying Fund to properly value the portfolio securities in which it invests and that the Underlying Fund may not be able to purchase or sell a security at an attractive price, if at all.

• Call Risk—The risk that, during periods of falling interest rates, an issuer may call (or repay) a fixed-income security prior to maturity, resulting in a decline in the Underlying Fund’s income.

• Prepayment Risk—The risk that during periods of falling interest rates, borrowers pay off their mortgage loans sooner than expected, forcing the Underlying Fund to reinvest the unanticipated proceeds at lower interest rates and resulting in a decline in income.

• Extension Risk—The risk that during periods of rising interest rates, borrowers pay off their mortgage loans later than expected, preventing an Underlying Fund from reinvesting principal proceeds at higher interest rates and resulting in less income than potentially available.

• Special Risks for Inflation-Indexed Bonds—The risk that interest payments on, or market values of, inflation-indexed bonds decline because of a decline in inflation (or deflation) or changes in investors’ inflation expectations. In addition, inflation indices may not reflect the true rate of inflation.

• Index Risk—The risk that the Underlying Fund’s performance will not correspond to its benchmark index for any period of time and may underperform such index or the overall stock market. Additionally, to the extent that the Underlying Fund’s investments vary from the composition of its benchmark index, the Underlying Fund’s performance could potentially vary from the index’s performance to a greater extent than if the Underlying Fund merely attempted to replicate the index.

• Enhanced Index Risk— Certain Underlying Funds that are enhanced index funds may also underperform their benchmark indices due to differences between the Underlying fund and the benchmark index.

• Active Management Risk—The risk that securities selection by the Fund or an Underlying Fund’s investment adviser could cause the Fund or an Underlying Fund to underperform its benchmark index or mutual funds with similar investment objectives.

• Quantitative Analysis Risk—The risk that stocks selected by the Fund or the Underlying Fund’s investment adviser using quantitative modeling and analysis could perform differently from the market as a whole.

• Derivatives Risk—The risks associated with investing in derivatives may be different and greater than the risks associated with directly investing in the underlying securities and other instruments. The Underlying Funds may use futures and options, and the Underlying Funds may also use more

TIAA-CREF Lifecycle Funds  ■  Prospectus     111

complex derivatives such as swaps that might present liquidity, credit and counterparty risk.

There can be no assurances that the Fund or an Underlying Fund will achieve its investment objective. You should not consider the Fund to be a complete investment program. Please see the non-summary portion of the prospectus for more detailed information about the risks described above.

PAST PERFORMANCE

The following chart and table help illustrate some of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. The bar chart shows the annual total returns of the Retirement Class of the Fund, before taxes, in each full calendar year since inception of the class. Because the expenses vary across share classes, the performance of the Retirement Class will vary from the other share classes. Below the bar chart are the best and worst returns for a calendar quarter since inception of the Retirement Class. The performance table following the bar chart shows the Fund’s average annual total returns for the Retirement, Institutional and Premier Classes over the one-year, five-year, ten-year and since-inception periods (where applicable) ended December 31, 2010, and how those returns compare to those of broad-based securities market indices and a composite index based on the Fund’s target allocations. After-tax performance is shown only for the Retirement Class shares, and after-tax returns for the other Classes of shares will vary from the after-tax returns presented for Retirement Class shares.

The returns shown below reflect previous agreements by the Fund’s investment adviser to waive or reimburse the Fund and certain Underlying Funds for certain fees and expenses. Without these waivers and reimbursements, the returns of the Fund would have been lower. Past performance of the Fund (before and after taxes) is not necessarily an indication of how it will perform in the future. The benchmark indices listed below are unmanaged, and you cannot invest directly in an index. The returns for the indices reflect no deduction for fees, expenses or taxes. Market indices representing the market sectors in the equity and fixed-income asset classes described above are used to formulate a composite benchmark index for the Fund (the Composite Index), based on the Fund’s target allocations among the market sectors. For performance during periods up to February 1, 2010, the Composite Index has four market sector index components: U.S. Equity, International Equity, Fixed-Income (which includes Inflation-Protected Assets) and Short-Term Fixed-Income. The performance of the Composite Index shown in the table below reflects these four market sector indexes. For performance during periods commencing February 1, 2010, the Composite Index includes an Inflation-Protected Assets index as a separate fifth market sector index component. In addition, for performance during periods commencing February 1, 2011, the MSCI EAFE® + EM Index is replacing the MSCI EAFE® Index in the

112     Prospectus  ■  TIAA-CREF Lifecycle Funds

Composite Index as the market sector index component for International Equity.

For current performance information of each share class, including performance to the most recent month-end, please visit www.tiaa-cref.org.

ANNUAL TOTAL RETURNS FOR THE RETIREMENT CLASS SHARES (%)

Lifecycle 2050 Fund

Best quarter: 17.30%, for the quarter ended June 30, 2009. Worst quarter: -21.79%, for the quarter ended December 31, 2008.

AVERAGE ANNUAL TOTAL RETURNS

For the Periods Ended December 31, 2010

	One Year	Since Inception
Retirement Class (Inception: November 30, 2007)
Return Before Taxes	15.03%	–3.44%
Return After Taxes on Distributions	14.43%	–4.06%
Return After Taxes on Distributions and Sale of
Fund Shares	10.14%	–3.17%
Russell 3000® Index	16.93%	–2.15%
Lifecycle 2050 Fund Composite Index	14.07%	–2.31%
Institutional Class (Inception: November 30, 2007)
Return Before Taxes	15.32%	–3.19%
Premier Class (Inception: September 30, 2009)
Return Before Taxes	15.13%	–3.43%*

Current performance of the Fund’s shares may be higher or lower than that shown above.

* The performance shown for the Premier Class that is prior to its inception date is based on performance of the Fund’s Retirement Class. The performance for these periods has not been restated to reflect lower expenses of the Premier Class.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect during the periods shown and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(a),

TIAA-CREF Lifecycle Funds  ■  Prospectus     113

401(k) or 403(b) plans or Individual Retirement Accounts (IRAs). After-tax returns are shown for only one class and after-tax returns for other classes will vary.

PORTFOLIO MANAGEMENT

Investment Adviser. The Fund’s investment adviser is Teachers Advisors, Inc.

Portfolio Managers. The following persons manage the Fund on a day-to-day basis:

Name:	Hans Erickson, CFA	John Cunniff, CFA	Pablo Mitchell
Title:	Managing Director	Managing Director	Director

Experience on Fund:	since 2007	since 2007	since 2007

PURCHASE AND SALE OF FUND SHARES

Retirement Class and Premier Class shares are generally available for purchase through employee benefit plans or other types of savings plans or accounts. Institutional Class shares are available for purchase directly from the Fund by certain eligible investors or through financial intermediaries.

• There is no minimum initial or subsequent investment for Retirement Class shares. Retirement Class shares are primarily offered through employer-sponsored employee benefit plans.

• There is a $100 million aggregate plan size and $1 million initial minimum plan-level investment requirement for Premier Class shares. Premier Class shares are offered through certain financial intermediaries and employer-sponsored employee benefit plans.

• The minimum initial investment is $2 million and the minimum subsequent investment is $1,000 for Institutional Class shares, unless an investor purchases shares by or through financial intermediaries that have entered into an appropriate agreement with the Fund or its affiliates.

Redeeming Shares. You can redeem (sell) your shares of the Fund at any time. If your shares are held through a third party, please contact that person for applicable redemption requirements. If your shares are held directly with the Fund, contact the Fund directly in writing or by telephone.

Exchanging Shares. You can exchange shares of the Fund for the same class of shares of any other funds offered by the TIAA-CREF Funds at any time, subject to the limitations described in the Market Timing/Excessive Trading Policy section in the statutory prospectus or any limitations imposed by a third party when shares are held through a third party. Exchanges involving shares of the Fund held less than 60 calendar days may be subject to the Redemption Fee addressed in “Fees and Expenses” above.

114     Prospectus  ■  TIAA-CREF Lifecycle Funds

TAX INFORMATION

The Fund intends to make distributions to shareholders that may be taxed as ordinary income or capital gains. Distributions made to tax-exempt shareholders or shareholders who hold Fund shares in a tax-deferred account are generally not subject to income tax in the current year, but redemptions made from tax-deferred accounts may be subject to income tax.

PAYMENTS TO BROKER-DEALERS AND OTHER
FINANCIAL INTERMEDIARY COMPENSATION

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conﬂict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

TIAA-CREF Lifecycle Funds  ■  Prospectus     115

ADDITIONAL INFORMATION ABOUT INVESTMENT STRATEGIES AND RISKS

ADDITIONAL INFORMATION ABOUT THE FUNDS

Each of the Funds is a “fund of funds” and diversifies its assets by investing in Institutional Class shares of other funds of the TIAA-CREF Funds and potentially other investment pools or investment products (the “Underlying Funds”). In general, each Fund (except the Lifecycle Retirement Income Fund) is designed for investors who have a specific target retirement year in mind, and each Fund’s investments are adjusted from more aggressive to more conservative as a target retirement year approaches and for approximately seven to ten years afterwards. Generally, this means that each Fund’s investments (except the investments of the Lifecycle Retirement Income Fund) will gradually be reallocated to reduce weightings in Underlying Funds investing primarily in equity securities (stocks) and to increase weightings in Underlying Funds investing primarily in fixed-income securities (bonds) or money market instruments.

The Lifecycle Retirement Income Fund is not designed for investors who have a specific retirement year in mind and its allocations will not gradually adjust over time. Instead, the Lifecycle Retirement Income Fund is designed for investors who are already in or entering retirement (i.e., have already passed their target retirement year). The Lifecycle Retirement Income Fund has relatively fixed asset allocations between Underlying Funds that invest primarily in equity securities and those that invest primarily in fixed-income (including money market) securities.

The use of a particular index as a Fund’s benchmark index is not a fundamental policy and can be changed without shareholder approval.

The Funds are not appropriate for market timing. You should not invest in the Funds if you are a market timer.

No one can assure that the Funds will achieve their investment objective and investors should not consider any one fund to be a complete investment program.

Please see the Glossary towards the end of this Prospectus for certain defined terms used in this Prospectus.

MORE ABOUT THE FUNDS’ STRATEGY

General Information About the Funds

This Prospectus describes the shares of ten Lifecycle Funds, a sub-family of funds offered by the Trust. Each Fund is a separate investment portfolio or mutual fund, and has its own investment objective, investment strategies, restrictions and associated risks. An investor should consider each Fund separately to determine if it is an appropriate investment. Allocations for the Funds are based on historical risk/return characteristics and Advisors’

116     Prospectus  ■  TIAA-CREF Lifecycle Funds

assumptions. If an asset class, market sector or Underlying Fund should perform in a fashion that varies from historical characteristics and/or Advisors’ assumptions, then the allocations may not achieve the intended risk/return characteristics. The investment objective of each Fund and its non-fundamental investment restrictions may be changed by the Board of Trustees of the Trust without shareholder approval. Certain investment restrictions described in the Statement of Additional Information (“SAI”) are fundamental and may only be changed with shareholder approval. Each Fund is diversified under the Investment Company Act of 1940, as amended (“1940 Act”).

Investment Glidepath and Target Allocations

The target allocations along the investment glidepath for each Fund (except the Lifecycle Retirement Income Fund) will gradually become more conservative (i.e., invest less in Underlying Funds holding primarily equity securities and invest more in Underlying Funds holding primarily fixed-income securities) over time as the target retirement year of the Fund approaches and is passed.

Investors should plan to fund their investment in a Fund up to their target retirement date. In the event that investors stop funding their investment in a Fund prior to their target retirement date, they should re-think whether they need to be in a different Fund. In addition, investors should note that each Fund will continue to have a significant level of equity exposure up to, through and after its target retirement date, and this exposure could cause significant fluctuations in the value of the Fund, depending on performance of the equity markets generally.

The following chart shows how the investment glidepath for each Fund (except the Lifecycle Retirement Income Fund) is expected to gradually move the Fund’s target allocations over time between the equity and fixed-income asset classes. The Lifecycle Retirement Income Fund has relatively fixed asset allocations that will not gradually adjust over time. The actual asset allocations of any particular Fund may differ from this chart.

TIAA-CREF Lifecycle Funds  ■  Prospectus     117

The Funds’ Investment Glidepath

Future Potential Investments

A portion of each Fund may be invested in certain annuity or other contracts issued by Teachers Insurance and Annuity Association of America (“TIAA”), to the extent that it is determined that they are appropriate in light of the Funds’ desired levels of risk and potential return at the particular time, and provided that the Funds have received the necessary exemptive relief from the SEC.

Rebalancing

In order to maintain its target allocations, each of the Funds will invest incoming monies from share purchases to underweighted Underlying Funds. If cash flows are not sufficient to reestablish the current target allocation for a particular Fund, the Fund will typically rebalance its allocation among the Underlying Funds by buying and selling Underlying Fund shares. To minimize the amount of disruption to the Funds’ portfolios, rebalancings, reallocations or adjustments to the investment glidepath may occur gradually depending on Advisors’ assessment of, among other things, fund flows and market conditions.

ADDITIONAL INFORMATION ABOUT THE FUNDS’ COMPOSITE BENCHMARK INDEX

The composite benchmark index for each of the Funds is a composite of five unmanaged benchmark indices that represent the five market sectors in which the Funds invest across the equity and fixed-income asset classes. The composite benchmark is created by applying the performance of the benchmark indices in proportion to each Fund’s target allocations across the market sectors. As a result, each Fund’s composite benchmark changes over time with changes in the Fund’s target allocations.

The five market sectors and the related benchmark indices for the Lifecycle Funds are as follows: U.S. Equity (Russell 3000® Index); International Equity

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(MSCI EAFE® + EM Index); Fixed-Income (Barclays Capital U.S. Aggregate Bond Index); Short-Term Fixed-Income (Barclays Capital 1-5 Year U.S. Government/Credit Index) and Inflation-Protected Assets (Barclays Capital U.S. Treasury Inflation-Protected Securities (TIPS) Index (Series –L)).

The benchmark indices for the Lifecycle Funds are described below.

Russell 3000® Index (U.S. Equity)

The Russell 3000® Index represents the 3,000 largest publicly-traded U.S. companies, based on market capitalization (according to the Russell Investment Group). Russell 3000 companies represent about 98% of the total market capitalization of the publicly-traded U.S. equity market. As of November 30, 2010, the market capitalization of companies in the Russell 3000® Index ranged from $24 million to $354.5 billion, with a mean market capitalization of $68.1 billion and a median market capitalization of $924 million. The Russell Investment Group determines the composition of the index based only on market capitalization and can change its composition at any time.

MSCI EAFE® + EM Index (International Equity)

Beginning February 1, 2011, the MSCI EAFE®+ EM Index is replacing the MSCI EAFE® Index in the Composite Index as the market sector component for International Equity. The MSCI EAFE® + EM Index tracks the performance of the leading stocks in 22 MSCI developed countries outside of North America—in Europe, Australasia and the Far East – and in 21 MSCI emerging countries. The MSCI EAFE® + EM Index constructs indices country by country, then assembles the country indices into regional indices. To construct an MSCI country index, the MSCI EAFE® Index analyzes each stock in that country’s market based on its market capitalization, trading volume and significant owners.

The stocks are sorted by free float adjusted market capitalization, and the largest stocks (meeting liquidity and trading volume requirements) are selected until approximately 85% of the free float adjusted market representation of each country’s market is reached. When combined as the MSCI EAFE® + EM Index, the regional index captures approximately 85% of the free float adjusted market capitalization of 22 developed and 21 emerging countries around the world.

The MSCI EAFE® + EM Index primarily includes securities of large- and mid-cap issuers. MSCI Barra determines the composition of the index based on a combination of factors including regional/country exposure, price, trading volume and significant owners, and can change its composition at any time.

Barclays Capital U.S. Aggregate Bond Index (Fixed-Income)

The Barclays Capital U.S. Aggregate Bond Index covers the U.S. investment-grade fixed-rate bond market, including government and corporate securities, agency mortgage pass through securities, asset-backed securities, and commercial mortgage-backed securities. This index contains approximately 8,216 issues. The Barclays Capital U.S. Aggregate Bond Index represents

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securities that are SEC-registered, taxable, and dollar denominated. To be selected for inclusion in the Barclays Capital U.S. Aggregate Bond Index, the securities must have a minimum maturity of one year and a minimum par amount outstanding of $250 million, and the securities must be rated investment-grade or higher using the middle rating of Moody’s, S&P, and Fitch after dropping the highest and lowest available ratings.

Barclays Capital 1-5 Year U.S. Government/Credit Index (Short-Term Fixed-Income)

The Barclays Capital 1-5 Year U.S. Government/Credit Index tracks the performance primarily of U.S. Treasury and agency securities and corporate bonds with 1-5 year maturities.

Barclays Capital U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L) (Inflation-Protected Assets)

The Barclays Capital U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L) measures the return of fixed-income securities with fixed-rate coupon payments that adjust for inflation as measured by the Consumer Price Index for all Urban Consumers (“CPI-U”). To be selected for inclusion in the Barclays Capital U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L), the securities must have a minimum maturity of one year and a minimum issue size of $500 million.

ADDITIONAL INFORMATION ABOUT THE UNDERLYING FUNDS

The following is a description of the investment objectives and principal investment strategies of the Underlying Funds of the Trust in which the Funds currently invest. For a discussion of the risks associated with these investments, see the “Additional Information on Principal Investment Risks of the Funds and the Underlying Funds” section. For a more detailed discussion of the investment strategies and risks of the Underlying Funds of the Trust, see the Prospectus for the Institutional Class of the TIAA-CREF Funds at www.tiaa-cref.org/prospectuses.

Fund	Investment Objective and Strategies/Benchmark
Growth & Income Fund

Seeks a favorable long-term total return through both capital appreciation and investment income, primarily from income-producing equity securities. Under normal circumstances, the Fund will invest primarily in (1) income- producing equity securities or (2) other securities defined by its benchmark index, the Standard & Poor’s 500® Index.

International Equity Fund

Seeks a favorable long-term total return, mainly through capital appreciation, primarily from equity securities of foreign issuers. Under normal circumstances, the Fund will invest primarily in equity securities of foreign issuers in at least three countries other than the United States. The Fund’s benchmark index is the MSCI EAFE® Index.

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Fund	Investment Objective and Strategies/Benchmark
Large-Cap Growth Fund

Seeks a favorable long-term return, mainly through capital appreciation, primarily from equity securities. Under normal circumstances, the Fund will invest primarily in large-cap equity securities that Advisors believes present the opportunity for growth. The Fund’s benchmark index is the Russell 1000® Growth Index.

Large-Cap Value Fund

Seeks a favorable long-term total return, mainly through capital appreciation, primarily from equity securities of large domestic companies. Under normal circumstances, the Fund will invest primarily in equity securities of large domestic companies that Advisors believes appear undervalued by the market based on an evaluation of their potential worth. The Fund’s benchmark index is the Russell 1000® Value Index.

Mid-Cap Growth Fund

Seeks a favorable long-term total return mainly through capital appreciation, primarily from equity securities of medium-sized domestic companies. Under normal circumstances, the Fund will invest primarily in equity securities of medium-sized domestic companies as defined by its benchmark index, the Russell Midcap® Growth Index, a growth-oriented subset of the Russell Midcap Index, which represents the 800 U.S. equity securities following the top 200 U.S. equity securities based on market capitalization.

Mid-Cap Value Fund

Seeks a favorable long-term total return mainly through capital appreciation, primarily from equity securities of medium-sized domestic companies. Under normal circumstances, the Fund will invest primarily in equity securities of medium-sized domestic companies as defined by its benchmark index, the Russell Midcap® Value Index, a value-oriented subset of the Russell Midcap® Index.

Small-Cap Equity Fund

Seeks a favorable long-term total return, mainly through capital appreciation, primarily from equity securities of smaller domestic companies. Under normal circumstances, the Fund Invests primarily in equity securities of smaller domestic companies across a wide range of sectors, growth rates and valuations, that appear to have favorable prospects for significant long-term capital appreciation. The Fund’s benchmark index is the Russell 2000® Index, which represents the largest 2,000 U.S. equities in market capitalization following the top 1,000 U.S. equities in market capitalization.

Enhanced Large-Cap Growth Index Fund

Seeks a favorable long-term total return, mainly through capital appreciation, primarily from equity securities of large domestic companies. Under normal circumstances, the Fund will follow an enhanced index management strategy. Advisors actively uses quantitative analysis to attempt to enhance the Fund’s performance relative to its benchmark index, the Russell 1000® Growth Index, while retaining a similar risk profile, instead of passively holding a representative basket of securities designed to match this index. The Russell 1000® Index represents the top 1,000 U.S. equity securities in market capitalization, and the Russell 1000® Growth Index represents securities within the Russell 1000® Index that have higher relative forecasted growth rates and price-to-book ratios.

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Fund	Investment Objective and Strategies/Benchmark
Enhanced Large-Cap Value Index Fund

Seeks a favorable long-term total return, mainly through capital appreciation, primarily from equity securities of large domestic companies. Under normal circumstances, the Fund will follow an enhanced index management strategy. Advisors actively uses quantitative analysis to attempt to enhance the Fund’s performance relative to its benchmark index, the Russell 1000® Value Index, while retaining a similar risk profile, instead of passively holding a representative basket of securities designed to match this index. The Russell 1000® Value Index includes companies with lower price-to-book ratios and lower expected growth values.

Enhanced International Equity Index Fund

Seeks a favorable long-term total return, mainly through capital appreciation, primarily from equity securities of foreign issuers. Under normal circumstances, the Fund will follow an enhanced index management strategy. Advisors actively uses quantitative analysis to attempt to enhance the Fund’s performance relative to its benchmark index, the MSCI EAFE® Index, while retaining a similar risk profile, instead of passively holding a representative basket of securities designed to match this index.

Emerging Markets Equity Fund

Seeks a favorable long-term total return, mainly through capital appreciation, primarily from equity securities of emerging market issuers. Under normal circumstances, the Fund invests primarily in equity securities of emerging market issuers or in instruments with economic characteristics similar to emerging market equity securities. The Fund’s benchmark index is the MSCI Emerging Markets Index.

Bond Fund

Seeks as favorable a long-term total return through income as is consistent with preserving capital, primarily from investment-grade fixed-income securities. The Fund’s benchmark index is the Barclays Capital U.S. Aggregate Bond Index, which covers the U.S. investment-grade fixed-rate bond market, including government and credit securities, agency mortgage pass-through securities, asset-backed securities and commercial mortgage-backed securities.

Bond Plus Fund

Seeks a favorable long-term return, primarily through high current income consistent with preserving capital. The Fund’s benchmark index is the Barclays Capital U.S. Aggregate Bond Index. The Fund’s portfolio is divided into two segments. The first segment, which makes up at least 70% of the Fund’s assets, is invested primarily in a broad-range of investment-grade bonds and fixed-income securities, including, but not limited to, corporate bonds, U.S. Treasury and agency securities and mortgage-backed and asset-backed securities. The second segment, which will not exceed 30% of the Fund’s assets, is invested in fixed-income securities and bonds with special features (such as non-investment-grade securities, emerging market fixed-income securities and convertible and preferred securities) in an effort to improve the Fund’s total return.

Short-Term Bond Fund

Seeks high current income consistent with preservation of capital by investing primarily in U.S. Treasury and agency securities and corporate bonds with maturities of less than 5 years. The Fund’s benchmark index is the Barclays Capital 1-5 Year U.S. Government/Credit Index.

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Fund	Investment Objective and Strategies/Benchmark

High-Yield Fund

Seeks high current income and, when consistent with its primary objective, capital appreciation. Invests primarily in lower-rated, higher-yielding fixed-income securities (often called “junk” bonds), such as domestic and foreign corporate bonds, debentures, loan participations and assignments and notes, as well as convertible securities and preferred stocks. The Fund’s benchmark index is the BofA Merrill Lynch BB-B U.S. Cash Pay High Yield Constrained Index, which tracks the performance of debt securities that pay interest in cash, and have a credit rating of BB or B.

Inflation-Linked Bond Fund

Seeks a long-term rate of return that outpaces inflation, primarily through investment in inflation-linked bonds. Under normal circumstances, the Fund invests primarily in fixed-income securities whose returns are designed to track a specified inflation index, the Consumer Price Index for All Urban Consumers, over the life of the security. Typically, the Fund will invest in U.S. Treasury Inflation-Indexed Securities. The Fund’s benchmark index is the Barclays Capital U.S. Treasury Inflation Protected Securities Index (series L), which measures the return of fixed-income securities with fixed-rate coupon payments that adjust for inflation as measured by the Consumer Price Index for All Urban Consumers.

Money Market Fund

Seeks high current income consistent with maintaining liquidity and preserving capital. The Fund invests primarily in high-quality, short-term money market instruments. Generally, the Fund seeks to maintain a share value of $1.00 per share. The Fund’s benchmark index is the iMoneyNet Money Fund Report AveragesTM—All Taxable.

ADDITIONAL INFORMATION ON PRINCIPAL INVESTMENT RISKS OF THE FUNDS AND UNDERLYING FUNDS

The assets of each of the Funds are normally allocated among Underlying Funds investing primarily in equity securities and Underlying Funds investing primarily in fixed-income securities. Each Fund is subject to asset allocation risk and, depending on the allocation of Fund assets among Underlying Funds, proportionately subject to the risks of equity securities and the risks of fixed-income securities. Because certain Underlying Funds use derivatives to a limited degree, the Funds have limited exposure to the risks of derivatives. Each of these risks, alone or in combination with other risks, has the potential to impact Fund performance.

Asset Allocation

The Funds may not achieve their target allocations and the selection of market sectors and Underlying Funds and the allocations among them may result in a Fund underperforming other similar funds or cause an investor to lose money. Although the allocation decisions of Advisors are intended to result in each Fund meeting its investment objective, Underlying Fund and asset class performance may differ in the future from the historical performance and assumptions upon which Advisors’ decisions are based, which could cause a Fund to not meet its investment objective. A Fund will typically rebalance its

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allocation among the Underlying Funds by buying and selling Underlying Fund shares. Periodic rebalancing of a Fund’s allocation can sometimes cause the Fund and the Underlying Funds to incur transactional expenses. These expenses can adversely affect performance of the Funds and the Underlying Funds.

Equity Securities

Each of the Funds invests to some degree, at different levels depending on where it is on the investment glidepath, in equity securities through certain Underlying Funds. In general, the value of equity securities fluctuates in response to the fortune of individual companies and in response to general market and economic conditions. Therefore, the value of the Funds may increase or decrease as a result of their investments in equity securities. More specifically, the Funds, or any of the Funds’ portfolio securities, typically are subject to the following principal investment risks:

• Market Risk—The risk that the price of equity securities may decline in response to general market and economic conditions or events, including conditions and developments outside of the equity markets such as significant changes in interest and inflation rates and the availability of credit. Accordingly, the value of the equity securities that an Underlying Fund holds may decline over short or extended periods of time. Any stock is subject to the risk that the stock market as a whole may decline in value, thereby depressing the stock’s price. Equity markets tend to be cyclical, with periods when prices generally rise and periods when prices generally decline. Foreign equity markets tend to reflect local economic and financial conditions and, therefore, trends often vary from country to country and region to region. During periods of unusual volatility or turmoil in the equity markets, the Funds may undergo an extended period of decline.

• Company Risk (often called Financial Risk)—The risk that the issuer’s earnings prospects and overall financial position will deteriorate, causing a decline in the security’s value over short or extended periods of time. In times of market turmoil, perceptions of a company’s credit risk can quickly change and even large, well-established companies may deteriorate rapidly with little or no warning.

• Style Risk—Some of the Underlying Funds in which the Lifecycle Funds invest use either a growth or value investing style. A fund that uses either a growth investing or a value investing style entails the risk that equity securities representing either style may be out of favor in the marketplace for various periods of time, and result in underperformance relative to the broader market sector or significant declines in an Underlying fund’s portfolio value.

• Risks of Growth Investing—Underlying Funds with a growth investing style, like the Large-Cap Growth Fund or the Enhanced Large-Cap Growth Index Fund, may be invested in growth stocks. Due

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to their relatively high valuations, growth stocks are typically more volatile than value stocks. For example, the price of a growth stock may experience a larger decline on a forecast of lower earnings, or a negative event or market development, than would a value stock. Because the value of growth companies is often a function of their expected earnings growth, there is a risk that such earnings growth may not occur or cannot be sustained.

• Risks of Value Investing—Underlying Funds with a value investing style, like the Large-Cap Value Fund or the Enhanced Large-Cap Value Index Fund, may be invested in securities believed to be undervalued. Securities believed to be undervalued are subject to the risks that: (1) the issuer’s potential business prospects are not realized; (2) their potential values are never recognized by the market; and (3) due to unanticipated or unforeseen problems associated with the issuer or industry, they were appropriately priced (or over-priced) when acquired and therefore do not perform as anticipated.

• Large-Cap Risk—The risk that, by focusing on securities of larger companies, an Underlying Fund may have fewer opportunities to identify securities that the market misprices and that these companies may grow more slowly than the economy as a whole or not at all. Also, larger companies may fall out of favor with the investing public for market, political and economic conditions, including for reasons unrelated to their businesses or economic fundamentals.

• Mid-Cap Risk—Securities of medium-sized companies may experience greater fluctuations in price than the securities of larger companies. From time to time, medium-sized company securities may have to be sold at a discount from their current market prices or in small lots over an extended period, since they may be harder to sell than larger-cap securities. In addition, it may sometimes be difficult to find buyers for securities of medium-sized companies that an Underlying Fund wishes to sell when the company is not perceived favorably in the marketplace or during periods of poor economic or market conditions. Such companies may be subject to certain business risks due to their smaller size, limited markets and financial resources, narrow product lines and frequent lack of depth of management. The costs of purchasing and selling securities of medium-sized companies are sometimes greater than those of more widely traded securities.

• Small-Cap Risk—Securities of small-sized companies may experience greater fluctuations in price than the securities of larger companies. From time to time, small-sized company securities may have to be sold at a discount from their current market prices or in small lots over an extended period, since they may be harder to sell than larger-cap securities. In addition, it may sometimes be difficult to find buyers for securities of small-

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sized companies that an Underlying Fund wishes to sell when the company is not perceived favorably in the marketplace or during periods of poor economic or market conditions. Such companies may be subject to certain business risks due to their smaller size, limited markets and financial resources, narrow product lines and frequent lack of depth of management. The costs of purchasing and selling securities of small-sized companies are sometimes greater than those of more widely traded securities.

• Foreign Investment Risk—Each of the Lifecycle Funds may include an allocation to the International Equity Fund, Enhanced International Equity Index Fund and the Emerging Markets Equity Fund. Each of these Underlying Funds invests primarily in foreign securities. Foreign investments, which may include securities of foreign issuers, securities or contracts traded or acquired in non-U.S. markets or on non-U.S. exchanges, or securities or contracts payable or denominated in non-U.S. currencies, can involve special risks that arise from one or more of the following events or circumstances: (1) changes in currency exchange rates; (2) possible imposition of market controls or currency exchange controls; (3) possible imposition of withholding taxes on dividends and interest; (4) possible seizure, expropriation or nationalization of assets; (5) more limited foreign financial information or difficulties interpreting it because of foreign regulations and accounting standards; (6) lower liquidity and higher volatility in some foreign markets; (7) the impact of political, social or diplomatic events; (8) the difficulty of evaluating some foreign economic trends; and (9) the possibility that a foreign government could restrict an issuer from paying principal and interest to investors outside the country. Brokerage commissions and custodial and transaction costs are often higher for foreign investments, and it may be harder to use foreign laws and courts to enforce financial or legal obligations. The risks described above often increase in countries with emerging markets

• Emerging Markets Risk—The risk of foreign investment often increases in countries with emerging markets. For example, these countries may have more unstable governments than developed countries, and their economies may be based on only a few industries. Because their securities markets may be very small, share prices of issuers in emerging market countries may be volatile and difficult to determine. Securities of issuers in these countries may be less liquid than securities of issuers in more developed countries. In addition, foreign investors such as the Fund are subject to a variety of special restrictions in many such countries.

• Index Risk—Each of the Lifecycle Funds may invest in the Enhanced International Equity Index Fund, the Enhanced Large-Cap Growth Index Fund, and the Enhanced Large-Cap Value Index Fund (the "Enhanced Index Funds") or in the other Underlying Funds that may be managed to a specified index (each, an "Underlying Index Fund" and collectively, the "Underlying Index Funds".) Index risk is the risk that the performance of

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an Underlying Index Fund will not correspond to, or may underperform, its benchmark index for any period of time. Although each Underlying Index Fund generally attempts to use the investment performance of its respective index as a baseline, it may not duplicate the exact composition of that index. In addition, unlike a mutual fund, the returns of an index are not reduced by investment and other operating expenses, and therefore, the ability of an Underlying Index Fund to match the performance of its index is adversely affected by the costs of buying and selling investments as well as other expenses. Seeking enhanced results relative to an index may cause an Enhanced Index Fund to actually underperform its index. Therefore, none of the Underlying Index Funds can guarantee that its performance will match or exceed its index for any period of time.

• Enhanced Index Risk— Certain Underlying Funds that are enhanced index funds may also underperform their benchmark indices due to differences between the Underlying fund and the benchmark index.

• Active Management Risk—The risk that the performance of Underlying Funds that are actively managed, in whole or in part, reflects in part the ability of the portfolio manager(s) to make active, qualitative investment decisions that are suited to achieving the Underlying Funds' investment objective. As a result of securities selection, the Underlying Funds could underperform its benchmark or other mutual funds with similar investment objectives.

• Quantitative Analysis Risk—The risk that securities selected for Underlying Funds that are actively managed, in whole or in part, according to a quantitative analysis methodology can perform differently from the market as a whole based on the model and the factors used in the analysis, the weight placed on each factor and changes in the factor’s historical trends.

Fixed-Income Securities

A portion of each of the Funds is allocated to Underlying Funds investing primarily in fixed-income securities. An investment in fixed-income securities typically will be subject to the following investment risks described below:

• Income Volatility Risk—Income volatility refers to the degree and speed with which changes in prevailing market interest rates diminish the level of current income from a portfolio of fixed-income securities. The risk of income volatility is that the level of current income from a portfolio of fixed-income securities declines in certain interest rate environments.

• Credit Risk (a type of Company Risk)—The risk that a decline in a company’s financial position may prevent it from making principal and interest payments on fixed-income securities when due. Credit risk relates to the possibility that the issuer could default on its obligations, thereby causing an Underlying Fund to lose its investment in the security. Credit risk is heightened in times of market turmoil when perceptions of a

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company’s credit risk can quickly change and even large, well-established companies may deteriorate rapidly with little or no warning. Credit risk is also heightened in the case of investments in lower-rated, high-yield fixed-income securities because their issuers are typically in weak financial health and their ability to pay interest and principal is uncertain. Compared to issuers of investment-grade securities, they are more likely to encounter financial difficulties and to be materially affected by such difficulties. High-yield securities may also be relatively more illiquid, therefore they may be more difficult to purchase or sell.

• Market Volatility, Liquidity and Valuation Risk (types of Market Risk)—Trading activity in fixed-income securities in which the Underlying invest may be dramatically reduced or cease at any time, whether due to general market turmoil, problems experienced by a single company or a market sector or other factors. In such cases, it may be difficult for the Underlying to properly value assets represented by such securities. In addition, the Underlying may not be able to purchase or sell a security at a price deemed to be attractive, if at all.

• Call Risk—The risk that an issuer will redeem a fixed-income security prior to maturity. This often happens when prevailing interest rates are lower than the rate specified for the fixed-income security. If a fixed-income security is called early, an Underlying Fund may not be able to benefit fully from the increase in value that other fixed-income securities experience when interest rates decline. Additionally, an Underlying Fund would likely have to reinvest the payoff proceeds at current yields, which are likely to be lower than the fixed-income security in which the Fund originally invested.

• Interest Rate Risk (a type of Market Risk)—The risk that the value or yield of fixed-income securities may decline if interest rates change. In general, when prevailing interest rates decline, the market value of fixed-income securities (particularly those paying a fixed rate of interest) tends to increase. Conversely, when prevailing interest rates increase, the market value of fixed-income securities (particularly those paying a fixed rate of interest) tends to decline. Depending on the timing of the purchase of a fixed-income security and the price paid for it, changes in prevailing interest rates may increase or decrease the security’s yield. Fixed-income securities with longer durations tend to be more sensitive to interest rate changes than shorter-term securities.

• Prepayment Risk—The risk that during periods of falling interest rates, borrowers pay off their mortgage loans sooner than expected, forcing an Underlying Fund to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in income. These risks are normally present in mortgage-backed securities and other asset-backed securities. For example, homeowners have the option to prepay their mortgages. Therefore, the duration of a security backed by home mortgages can shorten depending on homeowner prepayment activity. A rise in the prepayment rate and the

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resulting decline in duration of fixed-income securities held by an Underlying Fund can result in losses to investors in an Underlying Fund.

• Extension Risk—The risk that during periods of rising interest rates, borrowers pay off their mortgage loans later than expected, preventing an Underlying Fund from reinvesting principal proceeds at higher interest rates, resulting in less income than potentially available. These risks are normally present in mortgage-backed securities and other asset-backed securities. For example, homeowners have the option to prepay their mortgages. Therefore, the duration of a security backed by home mortgages can lengthen depending on homeowner prepayment activity. A decline in the prepayment rate and the resulting increase in duration of fixed-income securities held by an Underlying Fund can result in losses to investors in an Underlying Fund.

• Special Risks Relating to Inflation-Indexed Bonds—The risk that market values of inflation-indexed bonds held by an Underlying Fund may be adversely affected by a number of factors, including changes in the market’s inflation expectations, changes in real rates of interest or declines in inflation (or deflation). There is a risk that interest payments in inflation-indexed bonds fall because of a decline in inflation (or deflation). In addition, the CPI-U may not accurately reflect the true rate of inflation. If the market perceives that any of these events have occurred, then the market value of those bonds could be adversely affected.

• Active Management Risk—The risk that the performance of Underlying Funds that are actively managed, in whole or in part, reflects in part the ability of the portfolio manager(s) to make active, qualitative investment decisions that are suited to achieving the Underlying Funds' investment objective. As a result of securities selection, the Underlying Funds could underperform its benchmark or other mutual funds with similar investment objectives.

Derivatives

• Derivatives Risk—The risks associated with investing in derivatives by the Underlying Funds may be different and greater than the risks associated with directly investing in the underlying securities and other instruments. Derivatives such as swaps are subject to risks such as liquidity risk, interest rate risk, market risk, and credit risk. These derivatives involve the risk of mispricing or improper valuation and the risk that the prices of certain options, futures, swaps and other types of derivative instruments, and their prices, may not correlate perfectly with the prices or performance of the underlying security, currency, rate, index or other asset. Certain derivatives present the risk of default by the other party to the contract, and some derivatives are, or may suddenly become, illiquid. Some of these risks exist for futures and options which may trade on established markets. Unanticipated changes in interest rates, securities prices or currency

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exchange rates may result in poorer overall performance of the Underlying Funds than if it had not entered into derivatives transactions. The potential for loss as a result of investing in derivatives, and the speed at which such losses can be realized, are greater than investing directly in the underlying security or other instrument.

In addition to the principal investment risks set forth above, there are other risks associated with investing in the Funds and in fixed-income and equity securities that are discussed in the “Summary Information” sections above and in the Fund’s SAI, which risks may include some of the risks previously identified for fixed-income and equity securities.

No one can assure that the Fund or an Underlying Fund will achieve its investment objective and investors should not consider any one fund to be a complete investment program. As with all mutual funds, there is a risk that an investor could lose money by investing in a Fund.

NON-PRINCIPAL INVESTMENT STRATEGIES OF UNDERLYING FUNDS

The Equity Funds

The Underlying Funds of the Trust that invest primarily in equity securities—the Growth & Income Fund, the Mid-Cap Growth Fund, the Mid-Cap Value Fund, the Enhanced Large-Cap Growth Index Fund, the Enhanced Large-Cap Value Index Fund, the Large-Cap Growth Fund, the Large-Cap Value Fund, the Small-Cap Equity Fund, the International Equity Fund, the Enhanced International Equity Index Fund, and the Emerging Markets Equity Fund (collectively, the “Equity Funds”)—may also invest in short-term debt securities of the same type as those held by the TIAA-CREF Money Market Fund and other kinds of short-term instruments. These short-term investments help the Equity Funds maintain liquidity, use cash balances effectively, and take advantage of attractive investment opportunities. The Equity Funds also may invest up to 20% of their assets in fixed-income securities. The Equity Funds may also manage cash by investing in money market funds or other short-term investment company securities.

Each Equity Fund also may buy and sell (1) put and call options on securities of the types they each may invest in and on securities indices composed of such securities, (2) futures contracts on securities indices composed of securities of the types in which each may invest, and (3) put and call options on such futures contracts. The Equity Funds may use such options and futures contracts for hedging, cash management and increasing total return. Futures contracts permit an Underlying Fund to gain exposure to groups of securities and thereby have the potential to earn returns that are similar to those that would be earned by direct investments in those securities or instruments. To manage currency risk, the Equity Funds also may enter into forward currency contracts and currency swaps and may buy or sell put and call options and futures contracts on foreign currencies.

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Where appropriate futures contracts do not exist, or if Advisors deems advisable for other reasons, an Equity Fund may invest in investment company securities, such as ETFs. The Lifecycle Funds may also invest in ETFs, as well as ETNs, for investment exposure, cash management hedging or short-term defensive purposes. ETFs and ETNs will be subject to the risks associated with the types of asset classes, securities or sectors that they track, while ETNs, which are structured as fixed-income obligations, will also be subject to the general risks of fixed-income securities, including credit risk. When the Equity Funds or the Funds invest in ETFs, ETNs or other Underlying Funds that are not offered by the Trust (“Unaffiliated Underlying Funds”), they will bear a proportionate share of expenses charged by these pools or products to their investors.

The Equity Funds may also invest in derivatives and other similar financial instruments, such as equity swaps (including contracts for difference ("CFDs"), an arrangement where the return is linked to the price movement of an underlying security or a stock market index) and equity-linked fixed-income securities, so long as these derivatives and financial instruments are consistent with a particular Fund’s investment objective, restrictions and policies, as well as current regulations.

The Fixed-Income Funds

The Underlying Funds of the Trust that invest primarily in fixed-income securities—the Bond Fund, the Bond Plus Fund, the Inflation-Linked Bond, the High-Yield Fund and the Short-Term Bond Fund (collectively, the “Fixed-Income Funds”)—may make certain other investments, but not as principal strategies. For example, these Funds may invest in interest-only and principal-only mortgage-backed securities. These instruments have unique characteristics and are more sensitive to prepayment risk and extension risk than traditional mortgage-backed securities. Similarly, the Fixed-Income Funds may also buy and sell put and call options, futures contracts, and options on futures. The Fixed-Income Funds intend to use options and futures primarily as a hedging technique or for cash management as well as risk management. In seeking to manage currency risk, these Fixed-Income Funds can also enter into forward currency contracts, and buy or sell options and futures on foreign currencies, or enter into foreign currency contracts. The Fixed-Income Funds can also buy and sell swaps and options on swaps, so long as these are consistent with each Fixed-Income Fund’s investment objective, restrictions and policies, as well as current regulations.

Investments for Temporary Defensive Purposes

Each Underlying Fund may, for temporary defensive purposes, invest all of its assets in cash and money market instruments. In doing so, the Underlying Fund may be successful in reducing market losses but may otherwise fail to achieve its investment objective.

TIAA-CREF Lifecycle Funds  ■  Prospectus     131

PORTFOLIO HOLDINGS

A description of the Funds’ policies and procedures with respect to the disclosure of their portfolio holdings is available in the Funds’ SAI.

PORTFOLIO TURNOVER

While each Fund will normally seek to invest in Underlying Funds for the long term, it may frequently rebalance those holdings with the goal of staying close to its projected target allocation. Therefore, a Fund may sell shares of Underlying Funds regardless of how long they have been held. Although a Fund bears no brokerage commissions when it buys or sells shares of Underlying Funds of the Trust, it may bear brokerage commissions or other transaction costs when it transacts in shares of Unaffiliated Underlying Funds. A “high portfolio turnover rate” for a Fund with respect to its holdings of Unaffiliated Underlying Funds generally will result in greater brokerage commission expenses or other transaction costs borne by the Fund and, ultimately, by shareholders. The portfolio turnover rate of the Fund during recent fiscal periods is provided in the Financial Highlights. The Funds are not subject to a specific limitation on portfolio turnover and are generally not managed to minimize tax burdens of shareholders.

An Underlying Fund that engages in active and frequent trading of portfolio securities will have a correspondingly higher “portfolio turnover rate.” A high portfolio turnover rate for an Underlying Fund generally will result in greater brokerage commission expenses borne by the Fund and, ultimately, by shareholders. Also, Underlying Funds with high turnover rates may be more likely to generate capital gains that must be distributed to the Fund, and ultimately to shareholders, as taxable income. None of the Underlying Funds of the Trust are subject to a specific limitation on portfolio turnover, and securities of each Underlying Fund may be sold at any time such sale is deemed advisable for investment or operational reasons.

SHARE CLASSES

Each Fund offers Retirement, Premier and Institutional Class shares in this Prospectus. The Lifecycle Retirement Income Fund also offers Retail Class shares. Each Fund’s investments are held by the Fund as a whole, not by a particular share class, so an investor’s money will be invested the same way no matter which class of shares is held. However, there are differences among the fees and expenses associated with each class and not everyone is eligible to buy every class. After determining which classes you are eligible to buy, decide which class best suits your needs. Please contact the Funds’ distributor, Teachers Personal Investors Services, Inc., if you have questions or would like assistance in determining which class is right for you.

132     Prospectus  ■  TIAA-CREF Lifecycle Funds

MANAGEMENT OF THE FUNDS

THE FUNDS’ INVESTMENT ADVISER

Advisors manages the assets of the Trust, under the supervision of the Board of Trustees. Advisors is an indirect wholly owned subsidiary of Teachers Insurance and Annuity Association of America (“TIAA”). TIAA is a life insurance company founded in 1918 by the Carnegie Foundation for the Advancement of Teaching and is the companion organization of College Retirement Equities Fund (“CREF”), the first company in the United States to issue a variable annuity. Advisors is registered as an investment adviser with the SEC under the Investment Advisers Act of 1940. Advisors also manages the investments of TIAA Separate Account VA-1 and the TIAA-CREF Life Funds. Through an affiliated investment adviser, TIAA-CREF Investment Management, LLC (“Investment Management”), the personnel of Advisors also manage the investment accounts of CREF. As of December 31, 2010, Advisors and Investment Management together had approximately $225 billion of registered investment company assets under management. Advisors is located at 730 Third Avenue, New York, NY 10017-3206.

TIAA-CREF entities sponsor an array of financial products for retirement and other investment goals. For some of these products, for example, the investment accounts of CREF, TIAA or its subsidiaries perform services “at cost.” The Funds offered in the Prospectus, however, pay the management fees and other expenses that are described in the table on Fees and Expenses in the Prospectus. The management fees paid by the Fund to Advisors are intended to compensate Advisors for its services to the Fund and are not limited to the reimbursement of Advisors’ costs. Thus, under this arrangement, Advisors can earn a profit or incur a loss on the services which it renders to the Fund. The Fund also pays Advisors for certain administrative services that Advisors provides to the Fund on an at-cost basis.

Advisors manages the assets of the Fund pursuant to an investment management agreement with the Trust that was approved by shareholders of the Fund (the “Management Agreement”). Advisors’ duties include, among other things, providing the Fund with investment research, advice and supervision, furnishing an investment program for the Fund, determining which securities or other investments to purchase, sell or exchange and providing or obtaining any other necessary services to manage, acquire or dispose of securities, cash or other investments. Advisors also supervises and acts as liaison among the various service providers to the Fund, such as the custodian and transfer agent.

INVESTMENT MANAGEMENT FEES

Under the terms of an Investment Management Agreement between the Trust and Advisors, Advisors is entitled to a fee at an annual rate of 0.10% of the average daily net assets of each Lifecycle Fund. Advisors has contractually

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agreed to waive this management fee on the Lifecycle Funds. This waiver will remain in effect until September 30, 2012 unless changed with approval of the Board of Trustees. Due to these waivers, Advisors received no management fees from the Lifecycle Funds during the 2010 fiscal year. Advisors also receives management fees as the investment adviser to the Underlying Funds.

In addition, Advisors has contractually agreed to reimburse each Fund for any Total Annual Fund Operating Expenses (excluding Acquired Fund Fees and Expenses and extraordinary expenses) that exceed: (i) 0.25% of average daily net assets for Retail Class shares; (ii) 0.25% of average daily net assets for Retirement Class shares; (iii) 0.15% of average daily net assets for Premier Class shares; and (iv) 0.00% of average daily net assets for Institutional Class shares of the Funds. These expense reimbursement arrangements will continue through at least September 30, 2012, unless changed with approval of the Board of Trustees. Each Fund also pays Advisors for certain administrative services Advisors provides to the Funds on at at-cost basis.

A discussion regarding the basis for the Board of Trustees’ most recent approval of the Funds’ Management Agreement is available in the Funds’ semiannual shareholder report for the fiscal period ended March 31, 2010. For a free copy of the Funds’ shareholder report, please call 800 842-2776, visit the Funds’ website at www.tiaa-cref.org or visit the SEC’s website at www.sec.gov.

PORTFOLIO MANAGEMENT TEAM

The Funds are managed by a team of managers, whose members are responsible for the day-to-day management of the Fund, with expertise in the area(s) applicable to the Fund’s investments. Certain team members are, for example, principally responsible for selecting appropriate investments for the Fund and others are principally responsible for asset allocation. The following is a list of members of the management team primarily responsible for managing the Fund’s investments, along with their relevant experience. The members of the team may change from time to time.

Name & Title	Portfolio Role/ Coverage/ Expertise/Specialty	Experience Over Past Five Years	Total Experience (since dates specified below)
			At TIAA	Total	On Team
LIFECYCLE FUNDS
John M. Cunniff, CFA Managing Director	Asset Allocation (allocation strategies)	Advisors, TIAA and its affiliates— 2006 to Present (quantitative portfolio manager); Morgan Stanley Investment Management—2001 to 2006 (U.S. Research Director (oversight of equity research analysis team for U.S. market segments)	2006	1992	2006

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Name & Title	Portfolio Role/ Coverage/ Expertise/Specialty	Experience Over Past Five Years	Total Experience (since dates specified below)
			At TIAA	Total	On Team
Hans L. Erickson, CFA Managing Director	Asset Allocation (general oversight)	Advisors, TIAA and its affiliates— 1996 to Present (oversight responsibility for all quantitative equity strategies, equity index funds and asset allocation funds)	1996	1988	2006
Pablo Mitchell Director	Asset Allocation (daily portfolio management)	Advisors, TIAA and its affiliates— 2004 to Present (quantitative portfolio manager; various quantitative equity research responsibilities); Thomson Vestek—2003 to 2004 (senior quantitative researcher for equity and fixed-income performance analysis and risk modeling)	2004	2002	2006

The Funds’ SAI provides additional disclosure about the compensation structure of each of the Funds’ portfolio managers, the other accounts they manage, total assets in those accounts and potential conflicts of interest, as well as the portfolio managers’ ownership of shares of the Funds they manage.

OTHER SERVICES

Under the terms of the Management Agreement, responsibility for payment of administrative expenses, including transfer agency, dividend disbursing, accounting, administrative and shareholder services, is allocated either directly to the Fund or to Advisors.

The Funds have a separate service agreement with Advisors (the “Retirement Class Service Agreement”) pursuant to which Advisors provides or arranges for the provision of administrative and shareholder services for Retirement Class shares, including services associated with the maintenance of Retirement Class shares on retirement plan or other platforms. Under the Retirement Class Service Agreement, the Retirement Class of each Fund pays a monthly fee to Advisors at an annual rate of 0.25% of average daily net assets, which is reflected as part of “other expenses” in the Fee and Expenses section of this Prospectus. Advisors may rely on affiliated or unaffiliated persons to fulfill its obligations under the Retirement Class Service Agreement.

DISTRIBUTION AND SERVICES ARRANGEMENTS

ALL CLASSES

Teachers Personal Investors Services, Inc. (“TPIS”) distributes the different classes of the Funds’ shares. TPIS may enter into agreements with other intermediaries, including its affiliated broker/dealer, TIAA-CREF Individual & Institutional Services, LLC (“Services”), to sell shares of the Funds. For Premier

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Class and Retail Class shares, TPIS may utilize some or all of the 12b-1 fees it receives from Premier Class and Retail Class shares to pay such other intermediaries for expenses incurred in connection with the sale, promotion and/or servicing of Premier Class and Retail Class shares. In addition TPIS, Services or Advisors may pay intermediaries out of its own assets to support the distribution and/or servicing of Fund shares. Payments to intermediaries may include payments to certain third-party broker/dealers and financial advisors, including fund supermarkets, to provide access to their fund distribution platforms, as well as to provide transaction processing or administrative services.

RETAIL CLASS

TPIS distributes the Funds’ Retail Class shares. The Funds have adopted a distribution plan under Rule 12b-1 with respect to Retail Class shares that allows the Funds to reimburse TPIS and other entities for expenses related to the sale and promotion of Retail Class shares.

Under the plan, the Funds may reimburse TPIS or another entity up to 0.25% of average daily net assets attributable to Retail Class shares for distribution and promotion-related expenses as well as shareholder services. Advisors, TPIS and their affiliates, at their own expense, may also continue to pay for distribution expenses of Retail Class shares. Because Rule 12b-1 plan fees are paid out of the Funds’ assets on an ongoing basis, over time they will increase the cost of your investment in the Fund.

More information about the Funds’ distribution and services arrangements for Retail Class shares appears in the Funds’ SAI.

RETIREMENT CLASS

TPIS distributes the Funds’ Retirement Class shares. The Funds have adopted a distribution plan under Rule 12b-1 with respect to Retirement Class shares that allows the Funds to reimburse TPIS for expenses related to the sale and promotion of Retirement Class shares and providing ongoing servicing and maintenance of accounts of the Funds’ shareholders, including sales and other expenses relating to the servicing efforts.

Under the plan, the Funds may reimburse TPIS up to 0.05% of average daily net assets attributable to Retirement Class shares for distribution and promotion-related expenses as well as shareholder services. Because Rule 12b-1 plan fees are paid out of the Funds’ assets on an ongoing basis, over time they will increase the cost of your investment in the Funds. TPIS has contractually agreed not to seek any reimbursements from the Funds under the Distribution Plan through at least September 30, 2012. This agreement may be amended or terminated at any time by TPIS with the approval of the Board of Trustees.

More information about the Funds’ distribution and services arrangements for Retirement Class shares appears in the Funds’ SAI.

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PREMIER CLASS

TPIS distributes the Funds’ Premier Class shares. The Funds have adopted a distribution plan under Rule 12b-1 with respect to Premier Class under which the Funds pay TPIS an annual fee to compensate TPIS for TPIS’ services related to the sale, promotion and/or servicing of Premier Class shares.

Under the plan, the Funds pay TPIS at the annual rate of 0.15% of average daily net assets attributable to Premier Class shares for distribution and promotion-related activities, as well as shareholder and account maintenance services. Advisors, TPIS and their affiliates, at their own expense, may also continue to pay for distribution, promotional and shareholder account maintenance expenses of Premier Class shares. Because Rule 12b-1 plan fees are paid out of the Funds’ assets on an ongoing basis, over time they will increase the cost of your investment in the Fund.

More information about the Funds’ distribution and services arrangements for Premier Class shares appears in the Funds’ SAI.

INSTITUTIONAL CLASS

TPIS distributes the Funds’ Institutional Class shares. More information about the Funds’ distribution and services arrangements for Institutional Class shares appears in the Funds’ SAI.

CALCULATING SHARE PRICE

Each Fund determines its net asset value (“NAV”) per share, or share price, on each day the New York Stock Exchange (the “NYSE”) is open for business. The NAV for each Fund is calculated as of the time when regular trading closes on the NYSE (generally, 4:00 p.m. Eastern Time or at such earlier time that regular trading on the NYSE closes prior to 4 p.m. Eastern Time). The Funds do not price their shares on days that the NYSE is closed. The NAV per share for each class is determined by dividing the value of the Fund’s assets attributable to such class, less all liabilities attributable to such class, by the total number of shares of the class outstanding. The assets of each Fund consist primarily of shares of the Underlying Funds, which are valued at their respective NAVs in the case of mutual funds. The values of any shares of Unaffiliated Underlying Funds held by a Fund are based on the market value of the shares. Therefore, the share price of each of the Funds is determined based on the NAV per share or market value per share of each of the Underlying Funds (and the value of any other assets and liabilities of the Funds), subject to the fair value pricing procedures described below.

To value securities and other instruments held by the Underlying Funds of the Trust (other than for the Money Market Fund), such Underlying Funds generally use market quotations or values obtained from independent pricing services to value such assets. Fixed-income securities with remaining maturities of 60 days or less that are held by the Underlying Funds of the Trust are

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generally valued using their amortized cost. If market quotations or values from independent pricing services are not readily available or are not considered reliable, the Underlying Funds of the Trust will use a security’s “fair value,” as determined in good faith using procedures approved by the Board of Trustees. Such Underlying Funds may also use fair value if events that have a significant effect on the value of an investment (as determined in Advisors’ sole discretion) occur between the time when its price is determined and the time a Fund’s NAV is calculated. Like the Funds, the Underlying Funds of the Trust do not price their shares on dates when the NYSE is closed. This remains the case for Underlying Funds of the Trust that invest in foreign securities that are primarily listed on foreign exchanges that trade on days when such Underlying Funds do not price their shares, even though such securities may continue to trade and their values may fluctuate when the NYSE is closed. For example, the Underlying Funds of the Trust might use a domestic security’s fair value when the exchange on which the security is principally traded closes early or when trading in the security is halted and does not resume before an Underlying Fund’s NAV is calculated. The use of fair value pricing can involve reliance on quantitative models or individual judgment, and may result in changes to the prices of portfolio securities that are used to calculate the NAV of an Underlying Fund of the Trust. Although the Underlying Funds of the Trust fair value portfolio securities on a security-by-security basis, those that hold foreign portfolio securities may see more of their portfolio securities fair valued more frequently than other Underlying Funds that do not hold foreign securities.

Fair value pricing most commonly occurs with securities that are primarily traded outside of the United States. Fair value pricing may occur, for instance, when there are market movements in the U.S. after foreign markets have closed, and there is the expectation that securities traded on foreign markets will adjust based on market movements in the U.S. when their markets open the next day. In these cases, the Underlying Funds of the Trust may fair value certain foreign securities when it is believed that the last traded price on the foreign market does not reflect the value of that security at 4:00 p.m. Eastern Time. This may have the effect of decreasing the ability of market timers to engage in “stale price arbitrage,” which takes advantage of the perceived difference in price from a foreign market closing price. For these foreign securities, the Underlying Fund uses a fair value pricing service approved by the Underlying Fund's Board of Trustees. This pricing service employs quantitative models to value foreign equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the close of the NYSE. Fair value pricing is subjective in nature and the use of fair value pricing by the Underlying Fund may cause the NAV of the Underlying Fund’s shares to differ significantly from the NAV that would have been calculated using market prices at the close of the foreign exchange on which a portfolio security is primarily traded.

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While using a fair value price for foreign securities decreases the ability of market timers to make money by exchanging into or out of an affected Underlying Fund to the detriment of longer-term shareholders, it may reduce some of the certainty in pricing obtained by using actual market close prices.

The values of any securities of unaffiliated Underlying Funds held by a Fund are based on the market value of the securities. The Funds use fair value pricing to value these securities under the same circumstances that the Underlying Funds use fair value pricing to value their portfolio securities, as described above. The use of fair value pricing can involve reliance on quantitative models or individual judgment, and may result in changes to the prices of portfolio securities that are used to calculate a Fund’s NAV.

Money market instruments (other than those held by a money market Underlying Fund) with maturities of more than 60 days are valued using market quotations or independent pricing sources or derived from a pricing matrix that has various types of money market instruments along one axis and various maturities along the other.

DIVIDENDS AND DISTRIBUTIONS

Each Fund expects to declare and distribute to shareholders substantially all of its net investment income and net realized capital gains, if any. The amount distributed will vary according to the income received from securities held by the Fund and capital gains realized from the sale of securities. Each Fund plans to pay dividends on an annual basis (except for the Retirement Income Fund, which plans to pay dividends on a quarterly basis). Each Fund intends to pay net capital gains, if any, annually.

Dividends and capital gain distributions paid to Premier Class and Retirement Class shareholders who hold their shares through a TIAA-CREF administered plan or custody account will automatically be reinvested in additional same class shares of the particular Fund. All other Premier and Retirement Class shareholders, as well as Institutional and Retail Class shareholders, may elect from the following distribution options (barring any restrictions from the intermediary or plan through which such shares are held):

1. Reinvestment Option, Same Fund. Your dividend and capital gain distributions are automatically reinvested in additional shares of the Fund. Unless you elect otherwise, this will be your default distribution option.

2. Reinvestment Option, Different Fund. Your dividend and capital gain distributions are automatically reinvested in additional shares of another Fund in which you already hold shares.

3. Income-Earned Option. Your long-term capital gain distributions are automatically reinvested, but you will be sent a check for each dividend and short-term capital gain distribution.

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4. Capital Gains Option. Your dividend and short-term capital gain distributions are automatically reinvested, but you will be sent a check for each long-term capital gain distribution.

5. Cash Option. A check will be sent for your dividend and each capital gain distribution.

On each Fund’s distribution date, the Fund makes distributions on a per share basis to the shareholders who hold and have paid for Fund shares on the record date. The Funds do this regardless of how long the shares have been held. This means that if you buy shares just before or on a record date, you will pay the full price for the shares and then you may receive a portion of the price back as a taxable distribution (see the discussion of “Buying a dividend” below under “Taxes”). Cash distribution checks will be mailed within seven days of the distribution date.

Shareholders who hold their shares through a variable insurance or annuity product, an employee benefit plan or through an intermediary may be subject to restrictions on their distribution payment options imposed by the product, plan or intermediary. Please contact the variable insurance or annuity product issuer or your plan sponsor or intermediary for more details.

TAXES

As with any investment, you should consider how your investment in any Fund will be taxed.

Taxes on dividends and distributions. Unless you are tax-exempt or hold Fund shares in a tax-deferred account, you are subject to federal income tax on dividends and taxable distributions each year. Your dividends and taxable distributions generally are taxable when they are paid, whether you take them in cash or reinvest them. However, distributions declared in October, November or December of a year and paid in January of the following year are taxable as if they were paid on December 31 of the prior year.

For federal tax purposes, income and short-term capital gain distributions from a Fund are taxed as ordinary income, and long-term capital gain distributions are taxed as long-term capital gains. Every January, a statement showing the taxable distributions paid to you in the previous year from the Fund will be sent to you and the Internal Revenue Service (“IRS”) .. Long-term capital gain distributions generally may be taxed at a maximum federal rate of 15% to individual investors (or at 0% to individual investors who are in the 10% or 15% tax bracket). These rates are currently scheduled to apply through 2012. Whether or not a capital gain distribution is considered long-term or short-term depends on how long the Fund held the securities the sale of which led to the gain.

A portion of ordinary income dividends paid by a Fund to individual investors may constitute “qualified dividend income” that is subject to the same maximum tax rates as long-term capital gains. The portion of a dividend that will qualify

140     Prospectus  ■  TIAA-CREF Lifecycle Funds

for this treatment will depend on the aggregated qualified dividend income received by a Fund. Notwithstanding this, certain holding period requirements with respect to a shareholder’s shares in a Fund may apply to prevent the shareholder from treating any portion of a dividend as “qualified dividend income.” The favorable treatment of qualified dividends is currently scheduled to expire after 2012. Additional information about this can be found in the Funds’ SAI.

Taxes on transactions. Unless a transaction involves Fund shares held in a tax-deferred account, redemptions (sales), including exchanges to other funds, may also give rise to capital gains or losses. The amount of any capital gain or loss will be the difference, if any, between the adjusted cost basis of your shares and the price you receive when you sell or exchange them. In general, a capital gain or loss will be treated as a long-term capital gain or loss if you have held your shares for more than one year.

Whenever you sell shares of a Fund, you will be sent a confirmation statement showing how many shares you sold and at what price. However, you or your tax preparer must determine whether this sale resulted in a capital gain or loss and the amount of tax to be paid on any gain. Be sure to keep your regular account statements; the information they contain will be essential in calculating the amount of your capital gains or losses.

Backup withholding. If you fail to provide a correct taxpayer identification number or fail to certify that it is correct, the Funds are required by law to withhold 28% of all the distributions and redemption proceeds paid from your account. The Funds are also required to begin backup withholding if instructed by the IRS to do so.

Buying a dividend. If you buy shares just before a Fund deducts a distribution from its net asset value, you will pay the full price for the shares and then receive a portion of the price back in the form of a taxable distribution. This is referred to as “buying a dividend.” For example, assume you bought shares of a Fund for $10.00 per share the day before the Fund paid a $0.25 dividend. After the dividend was paid, each share would be worth $9.75, and, unless you hold your shares through a tax-deferred arrangement such as 401(a), 401(k) or 403(b) plans or IRAs, you would have to include the $0.25 dividend in your gross income for tax purposes.

Effect of foreign taxes. Foreign governments may impose taxes on the Fund and its Underlying Funds and its investments and these taxes generally will reduce the Fund’s distributions. If the Fund qualifies to pass through a credit for such taxes paid and elects to do so, an offsetting tax credit or deduction may be available to you if you maintain a taxable account. If so, your tax statement will show more taxable income than was actually distributed by the Fund, but will also show the amount of the available offsetting credit or deduction.

Other restrictions. There are tax requirements that all mutual funds must follow in order to avoid federal taxation. In its effort to adhere to these

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requirements, a Fund or an Underlying Fund may have to limit its investment in some types of instruments.

Special considerations for certain institutional investors. If you are a corporate investor, a portion of the dividends from net investment income paid by a Fund may qualify for the corporate dividends-received deduction. The portion of the dividends that will qualify for this treatment will depend on the aggregate qualifying dividend income that the Fund receives from the Underlying Funds. Certain holding period and debt financing restrictions may apply to corporate investors seeking to claim the deduction.

Taxes related to Employee Benefit Plans or IRAs. Generally, individuals are not subject to federal income tax in connection with shares held (or that are held on their behalf) in participant or custody accounts under Code section 401(a) employee benefit plans (including 401(k) and Keogh plans), Code section 403(b) or 457 employee benefit plans, or IRAs. Distributions from such plan participant or custody accounts may, however, be subject to ordinary income taxation in the year of the distribution. For information about the tax aspects of your plan or IRA or Keogh account, please consult your plan administrator, TIAA-CREF or your tax advisor.

Other Tax Matters. Certain investments of the Funds, including certain debt instruments, foreign securities and shares of other investment funds could affect the amount, timing and character of distributions you receive and could cause a Fund to recognize taxable income in excess of the cash generated by such investments (which may require a Fund to liquidate other investments in order to make required distributions).

This information is only a brief summary of certain federal income tax information about your investment in a Fund. The investment may have state, local or foreign tax consequences, and you should consult your tax advisor about the effect of your investment in a Fund in your particular situation. Additional tax information can be found in the Funds’ SAI.

YOUR ACCOUNT: PURCHASING, REDEEMING
OR EXCHANGING SHARES

RETAIL CLASS

Eligibility – Retail Class

Types of Accounts

Retail Class shares of the Fund are available for purchase in the following types of accounts:

• Individual accounts (for one person) or Joint accounts (more than one person) including Transfer on Death (TOD) accounts (see below for more details).

• Financial advisor accounts.

• Trust accounts (other than foreign trust accounts).

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• Accounts for a minor child under the Uniform Gift to Minors Act (UGMA) or Uniform Transfer to Minors Act (UTMA).

• Traditional IRAs and Roth IRAs. These accounts let you shelter investment income from federal income tax while saving for retirement.

• Coverdell Education Savings Accounts (“Coverdell” accounts, formerly Education IRAs). These accounts let you shelter investment income from federal income tax while saving to pay qualified higher education expenses of a designated beneficiary.

• Corporate and Institutional accounts.

• Omnibus accounts held by financial intermediaries, platforms, programs, plans and other similar entities (collectively, “financial intermediaries”) on behalf of other investors.

• Registered and unregistered investment company accounts.

The Fund will only accept accounts with a U.S. address of record; the Fund will not accept accounts with a foreign address of record. Additionally, the Fund will not accept a P.O. Box as the address of record.

For more information about opening an IRA or corporate or institutional account, please call the Fund at 800 223-1200, Monday through Friday, from 8:00 a.m. to 10:00 p.m. Eastern Time.

Purchasing Shares – Retail Class

How to Open an Account and Make Subsequent Investments

To open an account, send the Fund a completed application with your initial investment. If you want an application, or if you have any questions or need help completing the application, call one of the Funds’ consultants at 800 223-1200. You can also download and print the application from our website at www.tiaa-cref.org. If you intend to hold your shares indirectly through a financial intermediary, please contact the intermediary about initiating purchases of Fund shares or making additional purchases.

The minimum initial investment for Traditional IRA, Roth IRA and Coverdell accounts is $2,000 per Fund account. The minimum initial investment for all other accounts, including custodial (UGMA/UTMA) accounts is $2,500 per Fund account.

Subsequent investments for all account types must be at least $100 per Fund account. Financial intermediaries may enforce their own minimum initial and subsequent investment minimums. The Funds have the discretion to waive or otherwise change the initial or subsequent minimum investment requirements at any time without any prior notice to shareholders. All purchases must be in U.S. dollars and all checks must be drawn on U.S. banks. The Fund will not accept payment in the following forms: travelers checks, money orders, credit card convenience checks, cashier’s checks, cash or starter checks. The Fund will not accept corporate checks for investment into non-corporate accounts. The Funds will not accept third-party checks. (Any check not made payable directly

TIAA-CREF Lifecycle Funds  ■  Prospectus     143

to TIAA-CREF Lifecycle Funds-Retail Class will be considered a third-party check). The Funds cannot accept checks made out to you or other parties and signed over to the Fund.

The Funds consider all purchase requests to be received when they are received in “good order” by the Fund’s transfer agent (or other authorized Fund agent). Financial intermediaries may have their own independent good order and eligibility requirements. (See below.)

To Open An Account On-Line: Please visit the Funds’ Web Center at www.tiaa-cref.org and click on Mutual Funds. You can establish an individual, joint, or custodian (UGMA or UTMA) account. For assistance in completing these transactions, please call 800 223-1200. Once completed, your transaction cannot be modified or canceled.

To Open An Account By Mail: Send your check, made payable to TIAA-CREF Lifecycle Funds—Retail Class, and application to:

First Class Mail: The TIAA-CREF Lifecycle Funds—Retail Class

 c/o Boston Financial Data Services

 P.O. Box 8009

 Boston, MA 02266-8009

Overnight Mail: The TIAA-CREF Lifecycle Funds—Retail Class

 c/o Boston Financial Data Services

 30 Dan Road

 Canton, MA 02021-2809

Once submitted, your transaction cannot be modified or canceled.

To Open An Account By Wire: Send a completed and signed application by mail, then call the Fund to confirm that your account has been established. Instruct your bank to wire money to:

 State Street Bank and Trust Company

 225 Franklin Street

 Boston, MA 02110

 ABA Number 011000028

 DDA Number 99052771

Specify on the wire:

• The TIAA-CREF Lifecycle Funds—Retail Class;

• Account registration (names of registered owners), address and Social Security number or taxpayer identification number;

• Indicate if this is for a new or existing account (provide Fund account number if existing); and

• The Fund and amount to be invested.

You can purchase additional shares in any of the following ways:

By Mail: Send a check to either of the addresses listed above with an investment coupon from a previous confirmation statement. If you do not have an investment coupon, use a separate piece of paper to give us your name,

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address, Fund account number, the Fund you want to invest in and the amount to be invested in the Fund.

By Automatic Investment Plan (AIP): You can make subsequent investments automatically by electing to utilize the Automatic Investment Plan on your initial application or later upon request. By electing this option you authorize the Funds to take regular, automatic withdrawals from your bank account.

To begin this service, send the Funds a voided checking or savings account investment slip. It will take the Funds up to 10 days from the time it is received to set up your Automatic Investment Plan. You can make automatic investments semi-monthly or monthly (on the 1st and 15th of each month or on the next business day if those days are not business days). Investments must be made for at least $100 per Fund account.

You can change the date or amount of your investment, or terminate the Automatic Investment Plan, at any time by letter or by telephone. The change will take effect approximately 5 business days after the Funds receive your request.

By Telephone: Call 800 223-1200. You can make electronic withdrawals from your designated bank account to buy additional Retail Class shares of the Funds over the telephone. There is a $100,000 limit on these purchases. Telephone requests cannot be modified or canceled.

All shareholders automatically have the right to buy shares by telephone provided bank account information and a voided check were provided at the time the account was established. If you do not want the telephone purchase option, you can indicate this on the application or call the Funds at 800 223-1200 any time after opening your account. You may add this privilege after the account has been established by completing an Account Services Form, which you can request by calling 800 223-1200, or you may download it from the Funds’ website.

Over the Internet: With TIAA-CREF’s Web Center, you can make electronic withdrawals from your designated bank account to buy additional shares over the Internet. There is a $100,000 limit on these purchases. TIAA-CREF’s Web Center can be accessed through TIAA-CREF’s homepage at www.tiaa-cref.org.

Before you can use TIAA-CREF’s Web Center, you must enter your Social Security number, date of birth and active account number. You will then be given an opportunity to create a user name and password. TIAA-CREF’s Web Center will lead you through the transaction process, and the Funds will use reasonable procedures to confirm that the instructions given are genuine. All transactions over TIAA-CREF’s Web Center are recorded electronically. Once made, your transactions cannot be modified or canceled.

By Wire: To buy additional shares by wire, follow the instructions above for opening an account by wire (please note that there is no need to forward another account application once the account has been established and you are making a subsequent investment).

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Note that if you hold Fund shares through a financial intermediary, you must contact the intermediary to purchase additional shares.

Points to Remember for All Purchases

• Your investment must be for a specified dollar amount. The Funds cannot accept purchase requests specifying a certain price, date, or number of shares. These types of requests will be deemed to be not in “good order” (see below) and the money you sent will be returned to you.

• The Funds reserve the right to reject any application, investment or purchase request. There may be circumstances when the Fund will not accept new investments without prior notice to shareholders.

• Your ability to purchase shares may be restricted due to limitations on purchases or exchanges, including limitations under the Funds’ Market Timing/Excessive Trading Policy (see below).

• If you hold your shares through a financial intermediary, it may charge you additional fees. Contact your financial intermediary to find out if it imposes any other conditions, such as a higher minimum investment requirement, on your transactions.

• If your purchase check does not clear or payment on it is stopped, or if the Funds do not receive good funds through wire transfer or electronic funds transfer, the Funds will treat this as a redemption of the shares purchased when your check or electronic funds were received. You will be responsible for any resulting loss incurred by any of the Funds or Advisors and you may be subject to tax consequences on such a redemption. If you are already a shareholder, the Funds can redeem shares from any of your account(s) as reimbursement for all losses. The Funds also reserve the right to restrict you from making future purchases in any of the Funds or any other series of the Trust. There is a $25 fee for all returned items, including checks and electronic funds transfers. Please note that there is a 10-calendar day hold on all purchases by check, or through electronic funds transfer.

• Federal law requires the Funds to obtain, verify and record information that identifies each person who opens an account. Until the Funds receive such information, it may not be able to open an account or effect transactions for you. Furthermore, if the Funds are unable to verify your identity, or that of another person authorized to act on your behalf, or if it is believed potential criminal activity has been identified, the Funds reserve the right to take such action as deemed appropriate, which may include closing your account.

• The Funds are not responsible for any losses due to unauthorized or fraudulent instructions so long as the Funds follow reasonable security procedures to verify your identity. It is your responsibility to review and verify the accuracy of your confirmation statements immediately after you receive them.

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In-Kind Purchases of Shares

Advisors, at its sole discretion, may permit a shareholder to purchase Retail Class shares with investment securities (instead of cash), if: (1) Advisors believes the securities are appropriate investments for the particular Fund; (2) the securities offered to the Fund are not subject to any restrictions upon their sale by the Fund under the Securities Act of 1933, or otherwise; and (3) the securities are permissible holdings under the Fund’s investment policies and restrictions. If the Fund accepts the securities, the shareholder’s account will be credited with Retail Class shares equal in net asset value to the market value of the securities received. Shareholders who are investing through a financial intermediary or plan who are interested in making in-kind purchases should contact the Fund or their intermediary or plan sponsor directly. Otherwise, shareholders interested in making in-kind purchases should contact the Fund directly.

Redeeming Shares – Retail Class

You can redeem (sell) your Retail Class shares of the Funds at any time. If you hold your Fund shares through a financial intermediary, please contact the intermediary to sell your shares. Your intermediary may have different requirements and restrictions on redemptions than the Fund. Certain redemptions of shares of the Fund will be subject to the Redemption Fee (see the section entitled “Redemption or Exchange Fee” below).

Usually, the Funds send your redemption proceeds to you on the next business day after the Funds receive your request, but not later than seven days afterwards, assuming the request is received in good order by the Funds’ transfer agent (or other authorized Fund agent) (see below). If a redemption of shares is requested shortly after you have purchased those shares by check or automatic investment plan, it will take 10 calendar days for your check or automatic investment to clear and for your shares to be available for redemption.

The Funds send redemption proceeds to the shareholder of record at his/her address or bank of record. If proceeds are to be sent to someone else, a different address, or a different bank, the Funds generally will require a letter of instruction with a Medallion Signature Guarantee for each account holder (see below). The Funds can send your redemption proceeds by check to the address of record; by electronic transfer to your bank; or by wire transfer (minimum of $5,000). Before calling, read “Points to Remember When Redeeming,” below.

The Funds can postpone payment if: (a) the NYSE is closed for other than usual weekends or holidays, or trading on the NYSE is restricted; (b) an emergency exists as defined by the SEC, or the SEC requires that trading be restricted; or (c) the SEC permits a delay for the protection of investors.

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You Can Redeem Shares In Any Of The Following Ways:

By Mail: Send your written request to either of the addresses listed in the “How to Open an Account and Make Subsequent Investments” section. Requests must include: account number, transaction amount (in dollars or shares), signatures of all owners exactly as registered on the account, Medallion Signature Guarantees (if required), and any other required supporting legal documentation. Once mailed to the Funds, your redemption request is irrevocable and cannot be modified or canceled.

By Telephone: Call 800 223-1200 to redeem shares in amounts under $50,000. Once made, your telephone request cannot be modified or canceled.

All shareholders automatically receive the telephone redemption option. If you do not want to be able to redeem by telephone, indicate this on your application or call the Funds any time after opening your account. Telephone redemptions are not available for IRA accounts.

By Systematic Redemption Plan: You can elect this feature only from accounts with balances of at least $5,000. The Funds will automatically redeem shares in a Fund each month or quarter (on the 1st or 15th of the month or on the following business day if those days are not business days) and provide you with a check or electronic transfer to your bank. You must specify the dollar amount of the redemption.

If you want to set up a systematic redemption plan, contact the Funds and they will send the necessary forms to you. All owners of an account must sign the systematic redemption plan request. Similarly, all owners must sign any request to increase the amount or frequency of the systematic redemptions or a request for payments to be sent to an address other than the address of record. A Medallion Signature Guarantee is required for this address change.

The Funds can terminate the systematic redemption plan option at any time, although the Funds will notify you if this occurs. You can terminate the plan or reduce the amount or frequency of the redemptions by writing or calling the Fund. Requests to establish, terminate, or change the amount or frequency of redemptions will become effective within 5 days after the Funds receive your instructions.

Points To Remember When Redeeming:

• The Funds cannot accept redemption requests specifying a certain price or date; these requests will be deemed to be not in “good order” (see below) and will be returned.

• If you request a redemption by telephone within 30 days of changing your address, or if you would like the proceeds sent to someone else, you must send the Funds your request in writing with a Medallion Signature Guarantee of all owners exactly as registered on the account.

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In-Kind Redemptions of Shares

Certain large redemptions of Fund shares may be detrimental to a Funds’ other shareholders because such redemptions can adversely affect a portfolio manager’s ability to implement its investment strategy by causing premature sale of portfolio securities that would otherwise be held. Consequently, if, in any 90-day period, a shareholder redeems (sells) shares in an amount that exceeds the lesser of (i) $250,000 or (ii) 1% of a Funds’ assets, then the Fund, at its sole discretion, has the right (without prior notice) to satisfy the difference between the redemption amount and the lesser of the two previously mentioned figures with securities from the Fund’s portfolio (which may consist of either Institutional Class shares of the Underlying Funds or actual securities originally held by the Underlying Funds) instead of cash. This is referred to as a “distribution in-kind” redemption and the securities you receive in this manner represent a portion of the Fund’s or an Underlying Fund entire portfolio. The securities you receive will be selected by the Funds in their discretion. The shareholder receiving the securities will be responsible for disposing of the securities and bearing any associated costs.

Exchanging Shares – Retail Class

Investors holding Retail Class shares of the Funds are accorded certain exchange privileges involving their Retail Class shares of the Fund. For purposes of making an exchange involving Retail Class shares, an “exchange” means:

• a sale (redemption) of Retail Class shares of the Fund and the use of the proceeds to purchase Retail Class shares of another fund or series of the TIAA-CREF Funds.

In each case, these exchanges may be made at any time, subject to the exchange privilege limitations described below and in the section below entitled “Market Timing/Excessive Trading Policy.” The minimum investment amounts that apply to purchases also apply to exchanges. In other words, for any account, an exchange into a Fund in which you already own shares must be at least $50. An exchange to a new fund account must meet the account minimums as stated by account type above (i.e., $2,000 per Fund account for Traditional IRA, Roth IRA or Coverdell accounts and $2,500 per fund account for all other accounts, including custodial (UGMA/UTMA) accounts).

Exchanges between funds can be made only if the accounts are registered identically in the same name(s), address and Social Security number or taxpayer identification number.

If you hold your shares through a financial intermediary, please contact the intermediary to exchange Fund shares. Please note that financial intermediaries may have their own limitations, restrictions or fees on exchange requests.

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You Can Make Exchanges In Any Of The Following Ways:

By Mail: Send a letter of instruction to either of the addresses in the “How to Open an Account and Make Subsequent Investments” section. The letter must include your name, address, and the funds and accounts you want to exchange between.

By Telephone: Call 800 223-1200. Once made, your telephone request cannot be modified or canceled.

Over the Internet: You can exchange shares using TIAA-CREF’s Web Center, which can be accessed through TIAA-CREF’s homepage at
www.tiaa-cref.org. Once made, your transaction cannot be modified or canceled.

By Systematic Exchange: You can elect this feature only if the balance of the Fund account from which you are transferring shares is at least $5,000. The Funds automatically redeems Retail Class shares from the Funds and purchases Retail Class shares in another fund or series of the TIAA-CREF Funds each month or quarter (on the 1st or 15th of the month or on the following business day if those days are not business days). You must specify the dollar amount and the funds involved in the exchange. An exchange into a fund in which you already own shares must be for at least $50, and an exchange into a new fund account must meet the account minimums as stated by account type above (i.e., $2,000 per fund account for Traditional IRA, Roth IRA or Coverdell accounts and $2,500 per fund account for all other accounts, including custodial (UGMA/UTMA) accounts).

If you want to set up a systematic exchange, you can contact the Funds and they will send you the necessary forms. All owners of an account must sign the systematic exchange request. Similarly, all account owners must sign any request to increase the amount or frequency of systematic exchanges. You can terminate the plan or change the amount or frequency of the exchanges by writing or calling the Funds. Requests to establish, terminate, or change the amount or frequency of exchanges will become effective within 5 days after the Funds receive your instructions.

Points To Remember When Exchanging:

• Make sure you understand the investment objective, policies, strategies and risks disclosed in the prospectus of the funds into which you exchange shares. The exchange option is not designed to allow you to time the market. It gives you a convenient way to adjust the balance of your account so that it more closely matches your overall investment objectives and risk tolerance level.

• The Funds reserve the right to reject any exchange request and to modify or terminate the exchange option at any time without prior notice to shareholders. The Fund may do this, in particular, when your transaction activity is deemed to be harmful to the Fund, including if it is considered to be market timing activity.

• An exchange is considered a sale of securities, and therefore is taxable.

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RETIREMENT CLASS

Eligibility – Retirement Class

Retirement Class shares of the Funds are (or may be made) available by or through

• accounts established by or on behalf of employers, or the trustees of plans sponsored by employers, in connection with certain employee benefit plans (the “plan(s)”), such as plans described in sections 401(a) (including 401(k) and Keogh plans), 403(b)(7) and 457 of the Code, that are sponsored or administered by TIAA-CREF.

• certain custody accounts sponsored or administered by TIAA-CREF that are established by individuals as IRAs pursuant to section 408 of the Code.

• certain intermediaries who have entered into a contract or arrangement with the Funds, or their investment adviser or distributor that enables them to purchase shares on behalf of their clients.

• other accounts, entities and categories of shareholders as may be approved by the Fund from time to time.

Definition of Eligible Investor for Retirement Class

Collectively, intermediaries that are unaffiliated with TIAA-CREF and/or that do not provide custodial services to plans administered by TIAA-CREF, but that have contracted with the Trust or its affiliates to offer Retirement Class shares of the Funds are referred to as “Eligible Investors” in the rest of this “Retirement Class” section of this Prospectus.

Purchasing Shares – Retirement Class

Purchasing Shares—For Participants Purchasing Shares through a Plan or Account Administered by TIAA-CREF:

If you are a participant in such a plan and your employer or plan trustee has established a plan account, then you may direct the purchase of Retirement Class shares of the Funds offered under the plan for your account. You should contact your employer to learn how to enroll in the plan. Your employer must notify TIAA-CREF that you are eligible to enroll. In many cases, you will be able to use TIAA-CREF Web Center’s online enrollment feature at www.tiaa-cref.org.

You may direct the purchase of Retirement Class shares of the Funds by allocating single or ongoing retirement plan contribution amounts made on your behalf by your employer pursuant to the terms of your plan or through a currently effective salary or payroll reduction agreement with your employer to a particular Fund or Funds offering Retirement Class shares (see “Allocating Retirement Contributions to a Fund” below). You may also direct the purchase of Retirement Class shares of the Funds by reinvesting retirement plan proceeds that were previously invested in another investment vehicle available under your employer’s plan.

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The Funds impose no minimum investment requirement for Retirement Class shares. The Funds also do not currently restrict the frequency of investments made in the Funds by participant accounts, although the Funds reserve the right to impose such restrictions in the future. Your employer’s plan may limit the amount that you may invest in your participant account. In addition, the Code limits total annual contributions to most types of plans. All purchases must be in U.S. dollars and all checks must be drawn on U.S. banks. The Funds will only accept accounts with a U.S. address of record. The Funds will not accept a P.O. Box as an account’s address of record. Each investment in your participant account must be for a specified dollar amount. All other requests, including those specifying a certain price, date, or number of shares, will not be deemed to be in “good order” (see below) and will not be accepted by the Funds.

The Funds have the right to reject your custody application and to refuse to sell additional Retirement Class shares of the Funds to any investor for any reason. The Funds treat all orders to purchase Retirement Class shares as being received when they are received in “good order” by the Funds’ transfer agent (or other authorized Fund agent) (see below). The Funds may suspend or terminate the offering of Retirement Class shares of one or more of the Funds to your employer’s plan.

Allocating Retirement Contributions to the Fund—For Participants Purchasing Shares through a Plan or Account Administered by TIAA-CREF

If you are just starting out and are initiating contributions to your employer’s plan, you may allocate single or ongoing contribution amounts to Retirement Class shares of the Funds by completing an account application or enrollment form (paper or online) and selecting the Funds and the amounts you wish to contribute to the Funds. You may be able to change your allocation for future contributions by:

• using the TIAA-CREF Web Center at www.tiaa-cref.org;

• calling the Funds’ Automated Telephone Service (available 24 hours a day) at 800 842-2252;

• calling a TIAA-CREF representative (available weekdays from 8:00 a.m. Eastern Time to 10:00 p.m. Eastern Time and Saturdays from 9:00 a.m. Eastern Time to 6:00 p.m. Eastern Time) at 800 842-2776;

• faxing the Funds at: 800 914-8922; or

• writing to the Funds at: TIAA-CREF Lifecycle Funds, P.O. Box 1259, Charlotte, NC 28201.

Opening an IRA or Keogh Account

Any plan participant or person eligible to participate in a plan may open an IRA or Keogh custody account and purchase Retirement Class shares for their account. For more information about opening an IRA, please call the Funds’ Telephone Counseling Center at 800 842-2888 or go to the TIAA-CREF Web

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Center at www.tiaa-cref.org. The Funds reserve the right to limit the ability of IRA and Keogh accounts to purchase the Retirement Class of certain Funds.

Purchasing Shares—For Eligible Investors and Their Clients:

Eligible Investors may invest directly in the Funds. All other prospective investors should contact their intermediary or plan sponsor for applicable purchase requirements. All purchases must be in U.S. dollars and all checks must be drawn on U.S. banks. The Funds will only accept accounts with a U.S. address of record. The Funds will not accept a P.O. Box as the address of record.

There may be circumstances when the Funds will not accept new investments in one or more of the Funds. The Funds reserve the right to suspend or terminate the offering of their shares at any time without prior notice. The Funds also reserve the right to reject any application or investment or any other specific purchase request.

The Funds do not impose minimum investment requirements. However, investors purchasing Retirement Class shares through Eligible Investors (like financial intermediaries or employee benefit plans) may purchase shares only in accordance with instructions and limitations pertaining to their account at the intermediary or plan. These Eligible Investors may set different minimum investment requirements for their customers’ investments in Retirement Class shares. Please contact your intermediary or plan sponsor for more information.

The Funds consider all purchase requests to be received when they are received in “good order” by the Funds’ transfer agent (or other authorized Fund agent) (see below). The Funds will not accept third-party checks. (The Funds consider any check not made payable directly to TIAA-CREF Funds as a third-party check.) The Funds cannot accept checks made out to you or other parties and signed over to the Funds. The Funds will not accept payment in the following forms: travelers’ checks, money orders, credit card convenience checks, cashier’s checks, cash or starter checks. The Funds will not accept corporate checks for investment into non-corporate accounts.

To open an account or purchase shares by wire:

Eligible Investors should instruct their bank to wire money to:

 State Street Bank

 225 Franklin Street

 Boston, MA 02110

 ABA Number 011000028

 DDA Number 99054546

Specify on the wire:

• The TIAA-CREF Lifecycle Funds—Retirement Class;

• Account registration (names of registered owners), address and Social Security number or taxpayer identification number;

• Indicate if this is for a new or existing account (provide Fund account number if existing); and

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• The Fund or Funds in which you want to invest and amount per Fund to be invested.

To buy additional shares by wire, Eligible Investors should follow the instructions above for opening an account or purchasing shares by wire. Once a Fund account has been opened, shareholders do not have to send the Funds an application again.

Points to Remember for All Purchases by Eligible Investors:

• Each investment by an Eligible Investor in Retirement Class shares of the Funds must be for a specified dollar amount. The Funds cannot accept purchase requests specifying a certain price, date, or number of shares; such requests will be deemed to be not in “good order” (see below) and the Funds will return these investments.

• If you invest in the Retirement Class of the Funds through an Eligible Investor, the Eligible Investor may charge you a fee in connection with your investment (in addition to the fees and expenses deducted by the Funds). Contact the Eligible Investor to learn whether there are any other conditions, such as a minimum investment requirement, on your transactions.

• If the Funds do not receive good funds through wire transfer, the Fund will treat this as a redemption of the shares purchased when your wire transfer is received. You will be responsible for any resulting loss incurred by any of the Funds or Advisors and you may be subject to investment losses and tax consequences on such a redemption. If you are already a shareholder, the Funds can redeem shares from any of your account(s) as reimbursement for all losses. The Funds also reserve the right to restrict you from making future purchases in any of the Funds.

• Federal law requires the Funds to obtain, verify and record information that identifies each person who opens an account. Until the Funds receive such information, the Funds may not be able to open an account or effect transactions for you. Furthermore, if the Funds are unable to verify your identity, or that of another person authorized to act on your behalf, or if it is believed potential criminal activity has been identified, the Funds reserve the right to take such action as deemed appropriate, which may include closing your account.

• Your ability to purchase shares may be restricted due to limitations on exchanges, including limitations related to the Funds’ Market Timing/Excessive Trading Policy (see below).

• The Funds are not responsible for any losses due to unauthorized or fraudulent instructions so long as the Funds follow reasonable security procedures to verify your identity. It is your responsibility to review and verify the accuracy of your confirmation statements immediately after you receive them.

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In-Kind Purchases of Shares by Eligible Investors

Advisors, at its sole discretion, may permit Eligible Investors or their clients to purchase Retirement Class shares with investment securities (instead of cash), if: (1) Advisors believes the securities are appropriate investments for the Fund; (2) the securities offered to the Fund are not subject to any restrictions upon their sale by the Fund under the Securities Act of 1933, or otherwise; and (3) the securities are permissible holdings under the Fund’s investment policies and restrictions. If the Fund accepts the securities, the Eligible Investor’s account will be credited with Retirement Class shares equal in net asset value to the market value of the securities received. Eligible Investors interested in making in-kind purchases should contact the Funds, and interested clients should contact their Eligible Investor (i.e., their intermediary or plan sponsor).

Redeeming Shares – Retirement Class

Redeeming Shares—For Participants Holding Shares through a Plan or Account Administered by TIAA-CREF:

TIAA-CREF participants may redeem (sell) their Retirement Class shares at any time, subject to the terms of their employer’s plan, and Eligible Investors can redeem (sell) their Retirement Class shares at any time. A redemption can be part of an exchange. Certain redemptions of shares of the Fund will be subject to the Redemption Fee (see the section entitled “Redemption or Exchange Fee” below).

To request a redemption, you can do one of the following:

• using the TIAA-CREF Web Center at www.tiaa-cref.org;

• call a TIAA-CREF representative (available weekdays from 8:00 a.m. Eastern Time to 10:00 p.m. Eastern Time and Saturdays from 9:00 a.m. Eastern Time to 6:00 p.m. Eastern Time) at 800 842-2776;

• fax the Fund at: 800 914-8922; or

• write to the Fund at: TIAA-CREF Lifecycle Funds, P.O. Box 1259, Charlotte, NC 28201.

You may be required to complete and return certain forms to effect your redemption. Before you complete your redemption request, please make sure you understand the possible federal and other income tax consequences of a redemption.

Pursuant to a TIAA-CREF participant’s instructions, the Funds reinvest redemption proceeds in (1) Retirement Class shares of other funds or series of the TIAA-CREF Funds available under the participant’s plan, or (2) shares of other mutual funds available under the participant’s plan. Redemptions are effected as of the day that the Funds’ transfer agent (or other authorized Fund agent) receives your request in “good order” (see below), and your participant or IRA account will be credited within seven days thereafter. If a redemption is requested after a recent purchase of Retirement Class shares by check, the Funds may delay payment of the redemption proceeds until the check clears.

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This can take up to ten days. If you request a distribution of redemption proceeds from your participant account, the Funds will send the proceeds by check to the address of record, or by wire to the bank account, of record. If you want to send the redemption proceeds elsewhere, you must instruct the Funds by letter and generally include a Medallion Signature Guarantee for each shareholder.

The Funds can postpone payment if: (a) the NYSE is closed for other than usual weekends or holidays, or trading on the NYSE is restricted; (b) an emergency exists as defined by the SEC, or the SEC requires that trading be restricted; or (c) the SEC permits a delay for the protection of investors. If you hold shares through an Eligible Investor, like a plan or intermediary, please contact the Eligible Investor for redemption requests.

Redeeming Shares—For Eligible Investors and Their Clients:

Eligible Investors can redeem (sell) their Retirement Class shares at any time. Certain redemptions of shares of the Fund will be subject to the Redemption Fee (see the section entitled “Redemption or Exchange Fee” below).

If your shares are held through an Eligible Investor, contact the Eligible Investor for applicable redemption requirements. Shares held through an Eligible Investor must be redeemed by the Eligible Investor. For further information, contact your intermediary or plan sponsor. Redemption requests generally must include: account number, transaction amount (in dollars or shares), signatures of all owners exactly as registered on the account, Medallion Signature Guarantees of each owner on the account (if required), and any other required supporting legal documentation.

The Funds will only accept redemption requests that specify a dollar amount or number of shares to be redeemed. All other requests, including those specifying a certain price or date, will not be deemed to be in “good order” (see below) and will be returned.

If you hold shares through an Eligible Investor, like a plan or intermediary, please contact the Eligible Investor for redemption requests.

Usually, the Funds send redemption proceeds to the Eligible Investor on the next business day after the Funds receive a redemption request in “good order” by the Funds’ transfer agent (or other authorized Fund agent) (see below), but not later than seven days afterwards. If a redemption is requested shortly after a recent purchase by check, it may take 10 calendar days for your check to clear and for your shares to be available for redemption.

The Funds can postpone payment if: (a) the NYSE is closed for other than usual weekends or holidays, or trading on the NYSE is restricted; (b) an emergency exists as defined by the SEC, or the SEC requires that trading be restricted; or (c) the SEC permits a delay for the protection of investors.

The Funds generally send redemption proceeds to the Eligible Investor at the address of record or bank account of record. If proceeds are to be sent to someone else, a different address or a different bank or if an Eligible Investor

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requests a redemption within 30 days of changing its address, the Funds generally may require a letter of instruction from the Eligible Investor with a Medallion Signature Guarantee for each account holder or for all owners exactly as registered on the account, as appropriate (see below). The Funds can send the redemption proceeds by check to the address of record or by wire transfer.

In-Kind Redemptions of Shares

Certain large redemptions of Fund shares may be detrimental to the Fund’s other shareholders because such redemptions can adversely affect a portfolio manager’s ability to implement its investment strategy by causing premature sale of portfolio securities that would otherwise be held. Consequently, if, in any 90-day period, an Eligible Investor redeems (sells) shares in an amount that exceeds the lesser of (i) $250,000 or (ii) 1% of a Fund’s assets, then the Fund, at its sole discretion, has the right (without prior notice) to satisfy the difference between the redemption amount and the lesser of the two previously mentioned figures with securities from the Fund’s portfolio (which may consist of either Institutional Class shares of the Underlying Funds or actual securities originally held by the Underlying Funds) instead of cash. This is referred to as a “distribution in-kind” redemption and the securities you receive in this manner represent a portion of the Fund or an Underlying Fund’s entire portfolio. The securities you receive will be selected by the Fund in its discretion. The Eligible Investor receiving the securities will be responsible for disposing of the securities and bearing any associated costs.

Exchanging Shares – Retirement Class

Exchanging Shares—For Participants Purchasing Shares through a Plan or Account Administered by TIAA-CREF:

Subject to the limitations outlined below and any limitations under your employer’s plan, you may exchange Retirement Class shares of a Fund for Retirement Class shares of another fund available under the plan (including other funds or series of the TIAA-CREF Funds, if available). An “exchange” means:

• a sale of Retirement Class shares of the Fund held in your participant or IRA account and the use of the proceeds to purchase Retirement Class shares of another fund for your account;

• a sale of interests in a CREF Account, the TIAA Real Estate Account, or the TIAA Traditional Annuity, and the use of the proceeds to purchase an equivalent dollar amount of Retirement Class shares of the Fund for your participant, IRA or Annuity account;

• a sale of Retirement Class shares held in a participant account and the use of the proceeds to purchase an interest in a CREF Account, the TIAA Real Estate Account, or the TIAA Traditional Annuity. Because interests in a CREF Account, the TIAA Real Estate Account, and the TIAA Traditional Annuity are not offered through participant accounts, you must withdraw

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redemption proceeds held in your participant account and use them to purchase one of these investments.

You can make exchanges in any of the following ways:

• using the TIAA-CREF Web Center at www.tiaa-cref.org;

• calling the Funds’ Automated Telephone Service (available 24 hours a day) at 800 842-2252;

• calling a TIAA-CREF representative (available weekdays from 8:00 a.m. Eastern Time to 10:00 p.m. Eastern Time and Saturdays from 9:00 a.m. Eastern Time to 6:00 p.m. Eastern Time) at 800 842-2776;

• faxing the Funds at: 800 914-8922; or

• writing to the Fund at: TIAA-CREF Lifecycle Funds, P.O. Box 1259, Charlotte, NC 28201.

The Funds reserve the right to reject any exchange request and to modify, suspend or terminate the exchange privilege for any shareholder or class of shareholders. This may be done, in particular, when your transaction activity is deemed to be harmful to a Fund, including if it is considered to be market-timing activity.

Make sure you understand the investment objective, policies, strategies and risks disclosed in the prospectus of the fund into which you exchange shares. The exchange option is not designed to allow you to time the market. It gives you a convenient way to adjust the balance of your account so that it more closely matches your overall investment objectives and risk tolerance level.

Exchanging Shares—For Eligible Investors and Their Clients:

Eligible Investors can exchange Retirement Class shares in a Fund for Retirement Class shares of any other fund or Retirement Class shares of any other fund or series of the TIAA-CREF Funds at any time, subject to the limitations described in the Funds’ Market Timing/Excessive Trading Policy below. (An exchange is a simultaneous redemption of shares in one fund and a purchase of shares in another fund.)

Exchanges between accounts can be made only if the accounts are registered in the same name(s), address and Social Security number or taxpayer identification number. An exchange is considered a sale of securities, and therefore may be a taxable event.

The Funds reserve the right to reject any exchange request and to modify, suspend or terminate the exchange privilege for any shareholder or class of shareholders. This may be done, in particular, when your transaction activity is deemed to be harmful to the Fund, including if it is considered to be market-timing activity.

Shareholders who hold shares through an Eligible Investor, like a plan or intermediary, should contact the Eligible Investor for exchange requests. Once made, an exchange request cannot be modified or canceled.

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Make sure you understand the investment objective, policies, strategies and risks disclosed in the prospectus of the fund into which you exchange shares. The exchange option is not designed to allow you to time the market. It gives you a convenient way to adjust the balance of your account so that it more closely matches your overall investment objectives and risk tolerance level.

PREMIER CLASS

Eligibility – Premier Class

Premier Class shares of the Fund are available for purchase by or through

• certain intermediaries or entities affiliated with TIAA-CREF including

• registered investment companies,

• state-sponsored tuition savings plans or healthcare saving accounts (“HSAs”), or

• insurance company separate accounts advised by or affiliated with Advisors;

• other non-affiliated persons, entities or intermediaries including

• investment companies,

• state-sponsored tuition savings plans or prepaid plans or insurance company separate accounts,

• employer-sponsored employee benefit plans who have entered into a contract or arrangement that enables them to purchase shares of the Fund,

• through accounts established by employers, or the trustees of plans sponsored by employers, through TIAA-CREF in connection with certain employee benefit plans, such as 401(a) (including 401(k) plans), 403(a), 403(b) and 457 plans. Shareholders investing through such a plan may have to pay additional expenses related to the administration of such plans,

• other affiliates of TIAA-CREF, or

• Other accounts, entities and categories of shareholders as may be approved by the Fund from time to time.

The Fund reserves the right to determine in its sole discretion whether any person, intermediary, or entity is eligible to purchase Premier Class shares.

Definition of Eligible Investor for Premier Class

Collectively, all investors in the Fund, except for investors through an employer–sponsored employee benefit plan sponsored or administered by TIAA-CREF, are referred to as “Eligible Investors” in the rest of this “Premier Class” section of this Prospectus.

Account Minimums (Not Applicable At the Participant Level)

With respect to the categories of investors listed below, the aggregate plan sizes related to these investors must be at least $100 million:

TIAA-CREF Lifecycle Funds  ■  Prospectus     159

• Accounts established by employers or the trustees of plans sponsored by employers in connection with certain employee benefit plans, such as 401(a) (including 401(k) plans), 403(a), 403(b) and 457 plans, profit-sharing plans, defined benefit plans and non-qualified deferred compensation plans where such accounts are established on a plan-level or omnibus basis; or

• Other affiliates of Advisors or other persons or entities that the Funds may approve from time to time.

With respect to the categories of investors listed below, in addition to the $100 million minimum aggregate plan size noted above, an initial minimum investment of $1 million with respect to each Fund is required:

• Certain financial intermediaries that have entered into an appropriate agreement with the Funds, Advisors and/or TPIS directly or via their trading agent, including:

• Financial intermediaries affiliated with Advisors;

• Other financial intermediaries, platforms and programs, including registered investment adviser (“RIA”) programs, wrap programs and other advisory programs whose clients pay asset-based fees to such entities for investment advisory, management or other services;

• Trust companies that are not sponsored by an affiliate of Advisors;

• Registered investment companies, including funds of funds that are not advised or administered by Advisors or its affiliates;

• State-sponsored tuition savings plans and HSAs that are not sponsored by an affiliate of Advisors;

• Insurance company separate accounts that are sponsored or administered by insurance companies that are not affiliated with Advisors;

• Any unaffiliated individual retirement plan or group retirement plan, or those retirement plans not held in an omnibus manner and for which the plan sponsor, trustee, other financial intermediary or other entity provides services to investors who hold Fund shares through such entities, including, but not limited to, shareholder servicing or sub-accounting services; or

• Other persons or entities that the Funds may approve from time to time.

Please note that the $100 million aggregate plan size and the initial minimum investment requirements noted above must be met at the time of initial investment or, as approved by the Fund, over a reasonable period of time. At its sole discretion, each Fund reserves the right to convert any Premier Class shareholder’s shares to another class of shares of the same Fund for which the shareholder is otherwise eligible if the plan size or initial minimum investment requirements are not met in a reasonable period of time, or if the aggregate plan size falls below $100 million. Please see the section entitled “Conversion of Shares” below for more information on such mandatory conversions.

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Investors may be subject to additional expenses or eligibility requirements imposed by the financial intermediary, plan, platform, program or other entity through which they hold their shares.

The Fund reserves the right to waive or modify eligibility requirements for the Premier Class at any time for any investor or financial intermediary.

Purchasing Shares – Premier Class

Purchasing Shares—For Participants Purchasing Shares through a Plan or Account Sponsored or Administered by TIAA-CREF:

If you are a participant in such a plan and your employer or plan trustee has established a plan account, then you may direct the purchase of Premier Class shares of the Funds offered under the plan for your account. You should contact your employer to learn how to enroll in the plan. Your employer must notify TIAA-CREF that you are eligible to enroll. In many cases, you will be able to use TIAA-CREF Web Center’s online enrollment feature at www.tiaa-cref.org.

You may direct the purchase of Premier Class shares of the Fund by allocating single or ongoing retirement plan contribution amounts made on your behalf by your employer pursuant to the terms of your plan or through a currently effective salary or payroll reduction agreement with your employer to a particular Fund or Funds offering Premier Class shares (see “Allocating Retirement Contributions to a Fund” below). You may also direct the purchase of Premier Class shares of the Fund by reinvesting retirement plan proceeds that were previously invested in another investment vehicle available under your employer’s plan.

No Minimum Investment Requirements are imposed at the Participant Level.

The Funds impose no minimum investment requirements for Premier Class shares on the participant level (however, see above for minimums on aggregate plan/account sizes). The Funds also do not currently restrict the frequency of investments made in the Funds by participant accounts, although the Funds reserve the right to impose such restrictions in the future. Your employer’s plan may limit the amount that you may invest in your participant account. In addition, the Code limits total annual contributions to most types of plans. All purchases must be in U.S. dollars and all checks must be drawn on U.S. banks. The Funds will only accept accounts with a U.S. address of record. The Funds will not accept a P.O. Box as an account’s address of record. Each investment in your participant account must be for a specified dollar amount. All other requests, including those specifying a certain price, date, or number of shares, will not be deemed to be in “good order” (see below) and will not be accepted by the Funds.

The Funds have the right to reject your application and to refuse to sell additional Premier Class shares of any Funds to any investor for any reason. The Funds treat all orders to purchase Premier Class shares as being received when they are received in “good order” by the Funds’ transfer agent (or other authorized Fund agent) (see below). The Funds may suspend or terminate the

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offering of Premier Class shares of one or more of the Funds to your employer’s plan.

Allocating Retirement Contributions to a Fund—For Participants Purchasing through a Plan or Account Sponsored or Administered by TIAA-CREF:

If you are just starting out and are initiating contributions to your employer’s plan, you may allocate single or ongoing contribution amounts to Premier Class shares of the Funds by completing an account application or enrollment form (paper or online) and selecting the Lifecycle Funds you wish to invest in and the amounts you wish to contribute to the Funds. You may be able to change your allocation for future contributions by:

• using the TIAA-CREF Web Center at www.tiaa-cref.org;

• calling the Funds’ Automated Telephone Service (available 24 hours a day) at 800 842-2252;

• calling a TIAA-CREF representative (available weekdays from

8:00 a.m. Eastern Time to 10:00 p.m. Eastern Time and Saturdays from

9:00 a.m. Eastern Time to 6:00 p.m. Eastern Time) at 800 842-2776;

• faxing the Funds at: 800 914-8922; or

• writing to the Funds at: TIAA-CREF Lifecycle Funds, P.O. Box 1259, Charlotte, NC 28201.

Purchasing Shares—For Eligible Investors and Their Clients:

Eligible Investors may invest directly in the Funds. All other prospective investors should contact their intermediary or plan sponsor for applicable purchase requirements. All purchases must be in U.S. dollars and all checks must be drawn on U.S. banks. The Funds will only accept accounts with a U.S. address of record. The Funds will not accept a P.O. Box as the address of record.

There may be circumstances when the Funds will not accept new investments in one or more of the Funds. The Funds reserve the right to suspend or terminate the offering of shares by one or more of the Funds at any time without prior notice. The Funds also reserve the right to reject any application or investment or any other specific purchase request.

See above for certain minimum investment limits on purchases of the Funds by certain investors and certain aggregate minimum plan/account sizes. Additionally, investors purchasing Premier Class shares through Eligible Investors (like financial intermediaries or employee benefit plans) may purchase shares only in accordance with instructions and limitations pertaining to their account at the intermediary or plan. These Eligible Investors may set different minimum investment requirements for their customers’ investments in Premier Class shares. Please contact your intermediary or plan sponsor for more information.

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The Funds consider all purchase requests to be received when they are received in “good order” by the Funds’ transfer agent (or other authorized Fund agent) (see below). The Funds will not accept third-party checks. (The Funds consider any check not made payable directly to TIAA-CREF Lifecycle Funds as a third-party check.) The Funds cannot accept checks made out to you or other parties and signed over to the Funds. The Funds will not accept payment in the following forms: travelers’ checks, money orders, credit card convenience checks, cashier’s checks, cash or starter checks. The Funds will not accept corporate checks for investment into non-corporate accounts.

Opening an account or purchasing shares by wire—Eligible Investors:

Eligible Investors should instruct their bank to wire money to:

 State Street Bank

 225 Franklin Street

 Boston, MA 02110

 ABA Number 011000028

 DDA Number 99054546

Specify on the wire:

• The TIAA-CREF Lifecycle Funds – Premier Class;

• Account registration (names of registered owners), address and Social Security number or taxpayer identification number;

• Indicate if this is for a new or existing account (provide Fund account number if existing); and

• The Fund or Funds in which you want to invest and amount per Fund to be invested.

To buy additional shares by wire, Eligible Investors should follow the instructions above for opening an account or purchasing shares by wire. Once a Fund account has been opened, shareholders do not have to send the Funds an application again.

Points to Remember for All Purchases by Eligible Investors:

• Each investment by an Eligible Investor in Premier Class shares of the Funds must be for a specified dollar amount. The Funds cannot accept purchase requests specifying a certain price, date, or number of shares; such requests will be deemed to be not in “good order” (see below) and the Funds will return the money you sent.

• If you invest in the Premier Class of the Funds through an Eligible Investor, the Eligible Investor may charge you a fee in connection with your investment (in addition to the fees and expenses deducted by the Funds). Contact the Eligible Investor to learn whether there are any other conditions, such as a minimum investment requirement, on your transactions.

TIAA-CREF Lifecycle Funds  ■  Prospectus     163

• If the Funds do not receive good funds through wire transfer, they will treat this as a redemption of the shares purchased when your wire transfer is received. You will be responsible for any resulting loss incurred by any of the Funds or Advisors and you may be subject to investment losses and tax consequences on such a redemption. If you are already a shareholder, the Funds can redeem shares from any of your account(s) as reimbursement for all losses. The Funds also reserve the right to restrict you from making future purchases in any of the Funds.

• Federal law requires the Funds to obtain, verify and record information that identifies each person who opens an account. Until the Funds receive such information, the Funds may not be able to open an account or effect transactions for you. Furthermore, if the Funds are unable to verify your identity, or that of another person authorized to act on your behalf, or if it is believed potential criminal activity has been identified, the Funds reserve the right to take such action as deemed appropriate, which may include closing your account.

• Your ability to purchase shares may be restricted due to limitations on exchanges, including limitations related to the Funds’ Market Timing/Excessive Trading Policy (see below).

• The Funds are not responsible for any losses due to unauthorized or fraudulent instructions so long as the Funds follow reasonable security procedures to verify your identity. It is your responsibility to review and verify the accuracy of your confirmation statements immediately after you receive them.

In-Kind Purchases of Shares by Eligible Investors

Advisors, at its sole discretion, may permit Eligible Investors or their clients to purchase Premier Class shares with investment securities (instead of cash) if: (1) Advisors believes the securities are appropriate investments for the Fund; (2) the securities offered to the Fund are not subject to any restrictions upon their sale by the Fund under the Securities Act of 1933, or otherwise; and (3) the securities are permissible holdings under the Fund’s investment policies and restrictions. If the Fund accepts the securities, the Eligible Investor’s account will be credited with Premier Class shares equal in net asset value to the market value of the securities received. Eligible Investors interested in making in-kind purchases should contact the Funds, and interested clients should contact their Eligible Investor (i.e., their intermediary or plan sponsor).

Redeeming Shares – Premier Class

Redeeming Shares—For Participants Holding Shares through a Plan or Account Administered by TIAA-CREF:

TIAA-CREF participants may redeem (sell) their Premier Class shares at any time, subject to the terms of their employer’s plan and Eligible Investors can redeem (sell) their Premier Class shares at any time. A redemption can be part

164     Prospectus  ■  TIAA-CREF Lifecycle Funds

of an exchange. Certain redemptions of shares of the Fund will be subject to the Redemption Fee (see the section entitled “Redemption or Exchange Fee” below).

To request a redemption, you can do one of the following:

• use the TIAA-CREF Web Center at www.tiaa-cref.org;

• call a TIAA-CREF representative (available weekdays from 8:00 a.m. Eastern Time to 10:00 p.m. Eastern Time and Saturdays from 9:00 a.m. Eastern Time to 6:00 p.m. Eastern Time) at 800 842-2776;

• fax the Funds at: 800 914-8922; or

• write to the Funds at: TIAA-CREF Lifecycle Funds, P.O. Box 1259, Charlotte, NC 28201.

You may be required to complete and return certain forms to effect your redemption. Before you complete your redemption request, please make sure you understand the possible federal and other income tax consequences of a redemption.

Pursuant to a TIAA-CREF participant’s instructions, the Funds reinvest redemption proceeds in (1) Premier Class shares of other funds or series of the TIAA-CREF Funds available under the participant’s plan, or (2) shares of other mutual funds available under the participant’s plan. Redemptions are effected as of the day that the Fund’s transfer agent (or other authorized Fund agent) receives your request in “good order” (see below), and your participant will be credited within seven days thereafter. If a redemption is requested after a recent purchase of Premier Class shares by check, the Funds may delay payment of the redemption proceeds until the check clears. This can take up to ten days. If you request a distribution of redemption proceeds from your participant account, the Funds will send the proceeds by check to the address of record, or by wire to the bank account of record. If you want to send the redemption proceeds elsewhere, you must instruct the Funds by letter and generally include a Medallion Signature Guarantee for each shareholder.

The Funds can postpone payment if: (a) the NYSE is closed for other than usual weekends or holidays, or trading on the NYSE is restricted; (b) an emergency exists as defined by the SEC, or the SEC requires that trading be restricted; or (c) the SEC permits a delay for the protection of investors.

Redeeming Shares—For Eligible Investors and Their Clients:

Eligible Investors can redeem (sell) their Premier Class shares at any time.

Certain redemptions of shares of the Fund will be subject to the Redemption Fee (see the section entitled “Redemption or Exchange Fee” below).

If your shares are held through an Eligible Investor, contact the Eligible Investor for applicable redemption requirements. Shares held through an Eligible Investor must be redeemed by the Eligible Investor. For further information, contact your intermediary or plan sponsor. Redemption requests generally must include: account number, transaction amount (in dollars or shares), signatures of all owners exactly as registered on the account, Medallion

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Signature Guarantees of each owner on the account (if required), and any other required supporting legal documentation.

The Funds will only accept redemption requests that specify a dollar amount or number of shares to be redeemed. All other requests, including those specifying a certain price or date, will not be deemed to be in “good order” (see below) and will be returned.

If you hold shares through an Eligible Investor, like a plan or intermediary, please contact the Eligible Investor for redemption requests.

Usually, the Funds send redemption proceeds to the Eligible Investor on the next business day after the Funds receive a redemption request in “good order” by the Funds’ transfer agent (or other authorized Fund agent) (see below), but not later than seven days afterwards. If a redemption is requested shortly after a recent purchase by check, it may take 10 calendar days for your check to clear and for your shares to be available for redemption.

The Funds can postpone payment if: (a) the NYSE is closed for other than usual weekends or holidays, or trading on the NYSE is restricted; (b) an emergency exists as defined by the SEC, or the SEC requires that trading be restricted; or (c) the SEC permits a delay for the protection of investors.

The Funds generally send redemption proceeds to the Eligible Investor at the address of record or bank account of record. If proceeds are to be sent to someone else, a different address or a different bank or if an Eligible Investor requests a redemption within 30 days of changing its address, the Funds generally may require a letter of instruction from the Eligible Investor with a Medallion Signature Guarantee for each account holder or for all owners exactly as registered on the account, as appropriate (see below). The Funds can send the redemption proceeds by check to the address of record or by wire transfer.

In-Kind Redemptions of Shares

Certain large redemptions of Fund shares may be detrimental to the Fund’s other shareholders because such redemptions can adversely affect a portfolio manager’s ability to implement its investment strategy by causing premature sale of portfolio securities that would otherwise be held. Consequently, if, in any 90-day period, an Eligible Investor redeems (sells) shares in an amount that exceeds the lesser of (i) $250,000 or (ii) 1% of a Fund’s assets, then the Fund, at its sole discretion, has the right (without prior notice) to satisfy the difference between the redemption amount and the lesser of the two previously mentioned figures with securities from the Fund’s portfolio (which may consist of either Institutional Class shares of the Underlying Funds or actual securities originally held by the Underlying Funds) instead of cash. This is referred to as a “distribution in-kind” redemption and the securities you receive in this manner represent a portion of the Fund or an Underlying Fund’s entire portfolio. The securities you receive will be selected by the Fund in its discretion. The Eligible Investor receiving the securities will be responsible for disposing of the securities and bearing any associated costs.

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Exchanging Shares – Premier Class

Exchanging Shares—For Participants Holding Shares through a Plan or Account Administered by TIAA-CREF:

Subject to the limitations outlined below and any limitations under your employer’s plan, you may exchange Premier Class shares of a Fund for Premier Class shares of another fund available under the plan (including other funds or series of the TIAA-CREF Funds, if available). An “exchange” means:

• a sale of Premier Class shares of a Fund held in your participant account and the use of the proceeds to purchase Premier Class shares of another Fund or other fund or series of the TIAA-CREF Funds for your account;

• a sale of interests in a CREF Account, the TIAA Real Estate Account, or the TIAA Traditional Annuity, and the use of the proceeds to purchase an equivalent dollar amount of Premier Class shares of a Fund for your participant or Annuity account;

• a sale of Premier Class shares held in a participant account and the use of the proceeds to purchase an interest in a CREF Account, the TIAA Real Estate Account, or the TIAA Traditional Annuity. Because interests in a CREF Account, the TIAA Real Estate Account, and the TIAA Traditional Annuity are not offered through participant accounts, you must withdraw redemption proceeds held in your participant account and use them to purchase one of these investments.

You can make exchanges in any of the following ways:

• using the TIAA-CREF Web Center at www.tiaa-cref.org;

• calling the Funds’ Automated Telephone Service (available 24 hours a day) at 800 842-2252;

• calling a TIAA-CREF representative (available weekdays from 8:00 a.m. Eastern Time to 10:00 p.m. Eastern Time and Saturdays from 9:00 a.m. Eastern Time to 6:00 p.m. Eastern Time) at 800 842-2776;

• faxing the Funds at: 800 914-8922; or

• writing to the Funds at: TIAA-CREF Lifecycle Funds, P.O. Box 1259, Charlotte, NC 28201.

The Funds reserve the right to reject any exchange request and to modify, suspend or terminate the exchange privilege for any shareholder or class of shareholders. This may be done, in particular, when your transaction activity is deemed to be harmful to a Fund, including if it is considered to be market-timing activity.

Make sure you understand the investment objective, policies, strategies and risks disclosed in the prospectus of the fund into which you exchange shares. The exchange option is not designed to allow you to time the market. It gives you a convenient way to adjust the balance of your account so that it more closely matches your overall investment objectives and risk tolerance level.

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Exchanging Shares—For Eligible Investors and Their Clients:

Eligible Investors can exchange Premier Class shares in a Fund for Premier Class shares of any other Fund or Premier Class shares of any other fund or series of the TIAA-CREF Funds at any time, subject to the limitations described in the Funds’ Market Timing/Excessive Trading Policy below. (An exchange is a simultaneous redemption of shares in one fund and a purchase of shares in another fund.)

If you hold shares through an intermediary, plan sponsor or other Eligible Investor, contact the Eligible Investor for applicable exchange requirements.

Exchanges between accounts can be made only if the accounts are registered in the same name(s), address and Social Security number or taxpayer identification number. An exchange is considered a sale of securities, and therefore, may be a taxable event.

The Funds reserve the right to reject any exchange request and to modify, suspend or terminate the exchange privilege for any shareholder or class of shareholders. This may be done, in particular, when your transaction activity is deemed to be harmful to a Funds, including if it is considered to be market-timing activity.

Shareholders who hold shares through an Eligible Investor like a plan or intermediary should contact the Eligible Investor for exchange requests. Once made, an exchange request cannot be modified or canceled.

Make sure you understand the investment objective, policies, strategies and risks disclosed in the prospectus of the fund into which you exchange shares. The exchange option is not designed to allow you to time the market. It gives you a convenient way to adjust the balance of your account so that it more closely matches your overall investment objectives and risk tolerance level.

INSTITUTIONAL CLASS

Eligibility – Institutional Class

Institutional Class shares of the Funds are available for purchase by or through:

• certain intermediaries affiliated with TIAA-CREF,

• or other non-affiliated persons or intermediaries who have entered into a contract or arrangement that enables them to purchase shares of the Fund, or other affiliates of TIAA-CREF, such as

• state-sponsored tuition savings plans or prepaid plans,

• insurance company separate accounts,

• employer-sponsored employee benefit plans,

• accounts established by employers, or the trustees of plans sponsored by employers, through TIAA-CREF in connection with certain employee benefit plans, such as 401(a) (including 401(k) and Keogh plans), 403(a), 403(b) and 457 plans, or through custody accounts established by individuals through TIAA-CREF as IRAs. Shareholders

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investing through such a plan may have to pay additional expenses related to the administration of such plans, or

• other accounts, entities and categories of shareholders as may be approved by the Fund from time to time.

Definition of Eligible Investor

Collectively, investors that have contracted with the Trust or its affiliates to offer Institutional Class shares of the Fund and entities that are affiliated with the Trust, Advisors or TPIS are referred to as “Eligible Investors” in this “Institutional Class” section of this Prospectus.

Under certain circumstances, Institutional Class shares of the Fund may be offered directly to certain eligible individuals or institutions (each, a “Direct Purchaser”).

Account Minimums—Certain Eligible Investors

No minimum initial investment is required to purchase Institutional Class shares of the Fund by or through the following categories of Eligible Investors:

• Certain financial intermediaries that have entered into an appropriate agreement with the Funds, Advisors and/or TPIS directly or via their trading agent, including:

• Financial intermediaries affiliated with Advisors;

• Other financial intermediaries, platforms and programs, including registered investment adviser (“RIA”) programs, wrap programs and other advisory programs: (1) whose clients pay asset-based fees to such entities for investment advisory, management or other services; and (2) which are not compensated by the Funds for any services provided to clients who hold Fund shares through such entities;

• Trust companies, including both those affiliated with Advisors, such as TIAA-CREF Trust Company, FSB (the “Trust Company”) and other trust companies that are not affiliated with Advisors;

• Registered investment companies advised by or affiliated with Advisors, including funds of funds;

• State-sponsored tuition savings plans and healthcare savings accounts (“HSAs”) sponsored by Advisors or its affiliates;

• Insurance company separate accounts sponsored or administered by an insurance company that is affiliated with Advisors;

• Accounts established by employers or the trustees of plans sponsored by employers in connection with certain employee benefit plans, such as 401(a) (including 401(k) and Keogh plans), 403(a), 403(b) and 457 plans, profit-sharing plans, defined benefit plans and non-qualified deferred compensation plans where: (1) such accounts are established on a plan-level or omnibus basis; and (2) the plan, plan sponsor, any financial intermediary

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or any other entity is not compensated by the Funds for any services provided to investors who hold Fund shares through such entities; or

• Other affiliates of Advisors or other persons or entities that the Funds may approve from time to time.

Account Minimums—Other Investors

With respect to the categories of investors listed below, a $2 million minimum initial investment amount for purchases of Institutional Class shares of the Funds is applicable:

• Individual or institutional investors, including financial institutions, corporations, partnerships, foundations, banks, trusts, endowments, government entities or other similar entities, that invest directly in a Fund (such Direct Purchasers will be subject to a $1,000 minimum subsequent investment requirement);

• Registered investment companies, including funds of funds that are not advised or administered by Advisors or its affiliates;

• State-sponsored tuition savings plans and HSAs that are not sponsored by an affiliate of Advisors;

• Insurance company separate accounts that are sponsored or administered by insurance companies that are not affiliated with Advisors;

• Financial intermediaries that have entered into an appropriate agreement with the Funds, Advisors and/or TPIS directly or via their trading agent and which receive compensation from the Funds for services provided to investors who hold Fund shares through such entities, including, but not limited to, shareholder servicing or sub-accounting services; or

• Any individual retirement plan or group retirement plan that is not held in an omnibus manner and for which the plan sponsor, trustee, other financial intermediary or other entity receives compensation from the Funds for services provided to investors who hold Fund shares through such entities, including, but not limited to, shareholder servicing or sub-accounting services.

Please note that the initial minimum investment requirement must be met at the time of initial investment or, as approved by the Fund, over a reasonable period of time. At its sole discretion, each Fund reserves the right to convert any Institutional Class shareholder’s shares to another class of shares of the same Fund for which the shareholder is otherwise eligible if the initial minimum investment requirement is not met in a reasonable period of time. Please see the section entitled “Conversion of Shares” below for more information on such mandatory conversions.

Investors who do not hold their Institutional Class shares directly with the Funds may be subject to additional expenses or eligibility requirements imposed by the financial intermediary, plan, platform, program or other entity through which they hold their shares. Eligible Investors (like financial intermediaries or employee benefit plans) may set different minimum investment requirements for their customers’

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investments in Institutional Class shares and investors purchasing Institutional Class shares through Eligible Investors may purchase shares only in accordance with such requirements.

The Fund reserves the right to waive or modify eligibility requirements for the Institutional Class at any time for any investor or financial intermediary.

Purchasing Shares – Institutional Class

Eligible Investors and Direct Purchasers may invest directly in the Institutional Class shares of the Funds. All other prospective investors should contact their intermediary or plan sponsor for applicable purchase requirements. All purchases must be in U.S. dollars and all checks must be drawn on U.S. banks. The Funds will only accept accounts with a U.S. address of record. The Funds will not accept a P.O. Box as the address of record.

There may be circumstances when the Funds will not accept new investments in one or more of the Funds. The Funds reserve the right to suspend or terminate the offering of their shares at any time without prior notice. The Funds also reserve the right to reject any application or investment or any other specific purchase request.

As described above, the Funds impose minimum investment requirements for certain Eligible Investors and Direct Purchasers. However, Eligible Investors (like financial intermediaries or employee benefit plans) may purchase shares only in accordance with instructions and limitations pertaining to their account at the intermediary or plan. These Eligible Investors may set different minimum investment requirements for their customers’ investments in Institutional Class shares and investors purchasing Institutional Class shares through Eligible Investors may purchase shares only in accordance with such requirements. Please contact your intermediary or plan sponsor for more information.

The Funds consider all purchase requests to be received when they are received in “good order” by the Funds’ transfer agent (or other authorized Fund agent) (see below). The Funds will not accept third-party checks. (The Funds consider any check not made payable directly to TIAA-CREF Funds as a third-party check.) The Funds cannot accept checks made out to you or other parties and signed over to the Funds. The Funds will not accept payment in the following forms: travelers’ checks, money orders, credit card convenience checks, cashier’s checks, cash or starter checks. The Funds will not accept corporate checks for investment into non-corporate accounts.

To open an account or purchase shares by wire (Direct Purchasers and Eligible Investors):

Direct Purchasers should request an application from their Relationship Manager, who can help a Direct Purchaser complete the application or answer any questions that a Direct Purchaser may have about the application. A Direct Purchaser should send the Fund its application by mail, then call its Relationship Manager or the Fund directly to confirm that its account has been

TIAA-CREF Lifecycle Funds  ■  Prospectus     171

established. Or, the Direct Purchaser may forward its application and request for an account number directly to its Relationship Manager.

Eligible Investors or Direct Purchasers should instruct their bank to wire money to:

 State Street Bank

 225 Franklin Street

 Boston, MA 02110

 ABA Number 011000028

 DDA Number 99054546

Specify on the wire:

• The TIAA-CREF Lifecycle Funds—Institutional Class;

• Account registration (names of registered owners), address and Social Security number or taxpayer identification number;

• Indicate if this is for a new or existing account (provide Fund account number if existing); and

• The Fund or Funds in which you want to invest and the amount per Fund to be invested.

To buy additional shares by wire, Direct Purchasers and Eligible Investors should follow the instructions above for opening an account or purchasing shares by wire, except that existing investors need not forward another account application.

To open an account or purchase shares by mail (Direct Purchasers Only):

Send your check, made payable to TIAA-CREF Funds, and application to:

First Class Mail: The TIAA-CREF Lifecycle Funds—Institutional Class

 c/o Boston Financial Data Services

 P.O. Box 8009

 Boston, MA 02266-8009

Overnight Mail: The TIAA-CREF Lifecycle Funds—Institutional Class

 c/o Boston Financial Data Services

 30 Dan Road

 Canton, MA 02021-2809

To purchase additional shares by mail, send a check to either of the addresses listed above with the registration of the account, Fund account number, and the amount to be invested in each Fund.

Points to Remember for All Purchases—All Investors:

• Each investment must be for a specified dollar amount. The Funds cannot accept purchase requests specifying a certain price, date, or number of shares; such requests will be deemed to be not in “good order” (see below) and the Funds will return these investments.

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• If you invest in the Institutional Class of the Funds through an Eligible Investor, the Eligible Investor may charge you a fee in connection with your investment (in addition to the fees and expenses deducted by the Funds). Contact the Eligible Investor to learn whether there are any other conditions, such as a minimum investment requirement, on your transactions. In addition, Eligible Investors that are not themselves affiliated with TIAA-CREF may be charged a fee by their intermediary or plan sponsor (in addition to the fees and expenses deducted by the Funds).

• If your purchase check does not clear or payment on it is stopped, or if the Funds do not receive good funds through wire transfer or electronic funds transfer, the Funds will treat this as a redemption of the shares purchased. You will be responsible for any resulting loss incurred by any of the Funds or Advisors and you may be subject to investment losses and tax consequences on such a redemption. If you are already a shareholder, the Funds can redeem shares from any of your account(s) as reimbursement for all losses. The Funds also reserve the right to restrict you from making future purchases in any of the Funds. There is a $25 fee for all returned items, including checks and electronic funds transfers. Please note that there is a 10-calendar day hold on all purchases by check.

• Federal law requires the Funds to obtain, verify and record information that identifies each person who opens an account. Until the Funds receive such information, the Funds may not be able to open an account or effect transactions for you. Furthermore, if the Funds are unable to verify your identity, or that of another person authorized to act on your behalf, or if it is believed potential criminal activity has been identified, the Funds reserve the right to take such action as deemed appropriate, which may include closing your account.

• An investor’s ability to purchase shares may be restricted due to limitations on exchanges, including limitations related to the Funds’ Market Timing/Excessive Trading Policy (see below).

• The Funds are not responsible for any losses due to unauthorized or fraudulent instructions so long as the Funds follow reasonable security procedures to verify your identity. It is your responsibility to review and verify the accuracy of your confirmation statements immediately after you receive them.

In-Kind Purchases of Shares

Advisors, at its sole discretion, may permit an Eligible Investor or Direct Purchaser to purchase Institutional Class shares with investment securities (instead of cash), if: (1) Advisors believes the securities are appropriate investments for the Fund; (2) the securities offered to the Fund are not subject to any restrictions upon their sale by the Fund under the Securities Act of 1933, or otherwise; and (3) the securities are permissible holdings under the Fund’s investment policies and restrictions. If the Fund accepts the securities, the

TIAA-CREF Lifecycle Funds  ■  Prospectus     173

Eligible Investor’s or Direct Purchaser’s account will be credited with Fund shares equal in net asset value to the market value of the securities received. Eligible Investors interested in making in-kind purchases should contact the Funds or their intermediary or plan sponsor and Direct Purchasers interested in making in-kind purchases should contact either their Relationship Manager or the Funds directly.

Redeeming Shares – Institutional Class

Eligible Investors and Direct Purchasers can redeem (sell) their Institutional Class shares at any time. Certain redemptions of shares of the Fund will be subject to the Redemption Fee (see the section entitled “Redemption or Exchange Fee” below).

Redeeming Shares—For Shares Held Through an Eligible Investor

If your shares are held through an Eligible Investor, contact the Eligible Investor for applicable redemption requirements. Shares held through an Eligible Investor must be redeemed by the Eligible Investor. For further information, contact your intermediary or plan sponsor.

Redeeming Shares—For Shares Held By Direct Purchasers

If you are a Direct Purchaser, either contact your Relationship Manager or send your written request to one of the addresses listed in the “To open an account or purchase shares by mail (Direct Purchasers Only)” section for applicable redemption requirements. Requests must include: account number, transaction amount (in dollars or shares), signatures of all owners exactly as registered on the account, Medallion Signature Guarantees of each owner on the account (if required), and any other required supporting legal documentation.

Direct Purchasers wishing to make redemption orders by telephone should call their Relationship Manager.

Points to Remember—For All Redemptions

The Funds will only accept redemption requests that specify a dollar amount or number of shares to be redeemed. All other requests, including those specifying a certain price or date, will not be deemed to be in “good order” (see below) and will be returned.

Redemption Proceeds—All Investors

Usually, the Funds send redemption proceeds on the next business day after the Funds receive a redemption request in “good order” by the Funds’ transfer agent (or other authorized Fund agent ) (see below), but not later than seven days afterwards. If a redemption is requested shortly after a recent purchase by check, it may take 10 calendar days for your check to clear and for your shares to be available for redemption.

The Funds can postpone payment if: (a) the NYSE is closed for other than usual weekends or holidays, or trading on the NYSE is restricted; (b) an

174     Prospectus  ■  TIAA-CREF Lifecycle Funds

emergency exists as defined by the SEC, or the SEC requires that trading be restricted; or (c) the SEC permits a delay for the protection of investors.

The Funds generally send redemption proceeds to the address of record or bank account of record. If proceeds are to be sent to someone else, a different address or a different bank or if the investor requests a redemption within 30 days of changing its address, the Funds generally will require a letter of instruction from the investor with a Medallion Signature Guarantee for each account holder or for all owners exactly as registered on the account, as appropriate (see below). The Funds can send the redemption proceeds by check to the address of record; by electronic transfer to your bank (Direct Purchasers only); or by wire transfer.

In-Kind Redemptions of Shares

Certain large redemptions of Fund shares may be detrimental to the Fund’s other shareholders because such redemptions can adversely affect a portfolio manager’s ability to implement its investment strategy by causing premature sale of portfolio securities that would otherwise be held. Consequently, if, in any 90-day period, an investor redeems (sells) shares in an amount that exceeds the lesser of (i) $250,000 or (ii) 1% of a Fund’s assets, then the Fund, at its sole discretion, has the right (without prior notice) to satisfy the difference between the redemption amount and the lesser of the two previously mentioned figures with securities from the Fund’s portfolio (which may consist of either Institutional Class shares of the Underlying Funds or actual securities originally held by the Underlying Funds) instead of cash. This is referred to as a “distribution in-kind” redemption and the securities you receive in this manner represent a portion of the Fund or an Underlying Fund’s entire portfolio. The securities you receive will be selected by the Fund in its discretion. The investor receiving the securities will be responsible for disposing of the securities and bearing any associated costs.

Exchanging Shares – Institutional Class

Investors can exchange Institutional Class shares in a Fund for Institutional Class shares of any other fund or Institutional Class shares of any other fund or series of the TIAA-CREF Funds at any time, subject to the limitations described in the Funds’ Market Timing/Excessive Trading Policy below. (An exchange is a simultaneous redemption of shares in a Fund and a purchase of shares in another fund.)

Exchanging Shares—Eligible Investors

If you hold shares through an intermediary, plan sponsor or other Eligible Investor, contact the Eligible Investor for applicable exchange requirements. Eligible Investors can make an exchange through a telephone request by calling their Relationship Manager.

TIAA-CREF Lifecycle Funds  ■  Prospectus     175

Exchanging Shares—Direct Purchasers

If you are a Direct Purchaser and would like to make an exchange, you may either call your Relationship Manager or send a letter of instruction to either of the addresses in the “To open an account or purchase shares by mail (Direct Purchasers Only)” section. The letter must include your name, address, and the Funds and/or accounts you want to exchange between.

Exchange Requirements—All Investors

Exchanges between accounts can be made only if the accounts are registered in the same name(s), address and Social Security number or taxpayer identification number. An exchange is considered a sale of securities, and therefore may be a taxable event. Any applicable minimum investment amounts on purchases also apply to exchanges.

The Funds reserve the right to reject any exchange request and to modify, suspend or terminate the exchange privilege for any shareholder or class of shareholders. This may be done, in particular, when your transaction activity is deemed to be harmful to a Fund, including if it is considered to be market-timing activity.

Once made, an exchange request cannot be modified or canceled.

Make sure you understand the investment objective, policies, strategies and risks disclosed in the prospectus of the fund into which you exchange shares. The exchange option is not designed to allow you to time the market. It gives you a convenient way to adjust the balance of your account so that it more closely matches your overall investment objectives and risk tolerance level.

CONVERSION OF SHARES – APPLICABLE TO ALL INVESTORS

A share conversion is a transaction where shares of one class of a Fund are exchanged for shares of another class of the Fund. Share conversions can occur between each share class of a Fund. Generally, share conversions occur where a shareholder becomes eligible for another share class of a Fund or no longer meets the eligibility of the share class they own (and another class exists for which they would be eligible). Please note that a share conversion is generally a non-taxable event, but please consult with your personal tax advisor on your particular circumstances.

A request for a share conversion will not be processed until it is received in “good order” (as defined below) by the Funds’ transfer agent (or other authorized Fund agent). Conversion requests received in “good order” prior to the close of the NYSE (generally 4:00 p.m. Eastern Time) on a day the NYSE is open will receive the NAV of the new class calculated that day. Please note that because the NAVs of each class of the Funds will generally vary due to differences in expenses, you will receive a different number of shares in the new class than you held in the old class, but the total value of your holdings will remain the same.

176     Prospectus  ■  TIAA-CREF Lifecycle Funds

The Funds’ market timing policies will not be applicable to share conversions. If you hold your shares through an Eligible Investor like an intermediary or plan sponsor, please contact the Eligible Investor for more information on share conversions. Please note that certain intermediaries or plan sponsors may not permit all types of share conversions. The Funds reserve the right to terminate, suspend or modify the share conversion privilege for any shareholder or group of shareholders.

Voluntary Conversions

If you believe that you are eligible to convert your Fund shares to another class, you may place an order for a share conversion by contacting your Relationship Manager. If you hold your shares through an Eligible Investor like a plan or intermediary, please contact the Eligible Investor regarding conversions. Please be sure to read the applicable sections of the prospectus for the new class in which you wish to convert prior to such a conversion in order to learn more about its different features, performance and expenses. Neither the Funds nor Advisors have any responsibility for reviewing accounts and/or contacting shareholders to apprise them that they may qualify to request a voluntary conversion. Some Eligible Investors may not allow investors who own Fund shares through them to make share conversions.

Mandatory Conversions

The Funds reserve the right to automatically convert shareholders from one class to another if they either no longer qualify as eligible for their existing class or if they become eligible for another class. Such mandatory conversions may be as a result of a change in value of an account due to market movements, exchanges or redemptions. The Funds will notify affected shareholders in writing prior to any mandatory conversion.

IMPORTANT TRANSACTION INFORMATION

Good Order. Purchase, redemption and exchange requests are not processed until received in good order by the Funds’ transfer agent at its processing center (or by another authorized Fund agent). “Good order” means actual receipt of the order along with all information and supporting legal documentation necessary to effect the transaction by the Funds’ transfer agent (or other authorized Fund agent). This information and documentation generally includes the Fund account number, the transaction amount (in dollars or shares), signatures of all account owners exactly as registered on the account and any other information or supporting documentation as the Funds, their transfer agent or other authorized Fund agent may require. With respect to purchase requests, “good order” also generally includes receipt of sufficient funds by the Funds’ transfer agent (or other authorized Fund agent) to effect the purchase. The Funds, their transfer agent or any other authorized Fund agent may, in their sole discretion, determine whether any particular transaction request is in good order and reserve the right to change or waive any good order requirement at any time.

TIAA-CREF Lifecycle Funds  ■  Prospectus     177

Financial intermediaries or plan sponsors may have their own requirements for considering transaction requests to be in “good order.” If you hold your shares through a financial intermediary or plan sponsor, please contact them for their specific “good order” requirements.

Share Price. If the Funds’ transfer agent (or other authorized Fund agent) receives an order to purchase, redeem or exchange shares that is in good order anytime before close of regular trading on the NYSE (usually 4:00 p.m. Eastern Time), the transaction price will be the NAV per share for that day. If the Funds’ transfer agent (or other authorized Fund agent) receives an order to purchase, redeem or exchange shares that is in good order anytime after the NYSE closes, the transaction price will be the NAV per share calculated the next business day.

If you hold Institutional, Premier or Retirement Class shares through an Eligible Investor, the Eligible Investor may require you to communicate to it any purchase, redemption or exchange request by a specified deadline earlier than 4:00 p.m. Eastern Time in order to receive that day’s NAV per share as the transaction price.

If you hold Retail Class shares through a financial intermediary, the intermediary may require you to communicate to it any purchase, redemption or exchange request by a specified deadline earlier than 4:00 p.m. Eastern Time in order to receive that day’s NAV per share as the transaction price.

Large Redemptions—Applicable to All Investors.   Please contact the Funds before attempting to redeem a large dollar amount of shares (including exchange requests since they include redemption transactions).  Large redemptions of Fund shares may be detrimental to the Funds’ other shareholders because such transactions can adversely affect a portfolio manager’s ability to efficiently manage the Fund.  By contacting the Fund before you attempt to redeem a large dollar amount, you may avoid in-kind payment of your request.

Minimum Account Size.

• Retail Class. Due to the relatively high cost of maintaining smaller accounts, the Funds reserve the right to redeem shares in any account if the value of that account drops below $1,500. You will be allowed at least 60 days, after written notice, to make an additional investment to bring your account value up to at least the specified minimum before the redemption is processed. The Funds reserve the right to waive or reduce the minimum account size for a Fund account at any time. Additionally, the Funds may increase, terminate or revise the terms of the minimum account size requirements at any time without advance notice to shareholders.

• Premier and Retirement Class. Except as noted above under “Eligibility - Premier Class.” there is currently no minimum account size for Premier or Retirement Class shares. The Funds reserve the right, without prior notice, to establish a minimum amount required to open, maintain or add to an account.

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• Institutional Class. While there is currently no minimum account size for maintaining an Institutional Class account, the Funds reserve the right, without prior notice, to establish a minimum amount required to maintain an account.

Small Account Maintenance Fee—Retail Class. The Funds charge an annual Small Account Maintenance Fee of $15.00 per Retail Class account (applicable to both retirement and nonretirement accounts) in order to allocate shareholder servicing costs equitably if your Fund balance falls below $2,000 (for any reason, including a decrease in market value). Investors cannot pay this fee by any other means besides an automatic deduction of the fee from their account.

The annual Small Account Maintenance Fee will not apply to the following types of Retail Class Fund accounts: accounts held through retirement or employee benefit plans; accounts held through intermediaries and their supermarkets and platforms (i.e., omnibus accounts); accounts that are registered under a taxpayer identification number (or Social Security number) that have aggregated non-retirement or non-employee benefit plan assets held in accounts for the Fund or other series of the Trust of $25,000 or more; accounts currently enrolled in the Fund’s automatic investment plan (AIP); and accounts held through tuition (529) programs. However, the annual Small Account Maintenance Fee will apply to IRAs and Coverdell education savings accounts. The Funds reserve the right to waive or reduce the annual Small Account Maintenance Fee for any Fund account at any time. Additionally, the Funds may increase, terminate or revise the terms of the annual Small Account Maintenance Fee at any time without advance notice to shareholders.

Taxpayer Identification Number. Regardless of whether you hold your Fund shares directly or through a financial intermediary, you must give the Fund your taxpayer identification number (which, for most individuals, is your Social Security number) and tell the Funds whether or not you are subject to back-up withholding. If you do not furnish your taxpayer identification number, redemptions or exchanges of shares, as well as dividends and capital gains distributions, will be subject to back-up tax withholding. In addition, if you hold Fund shares directly and do not furnish your taxpayer identification number, then your account application will be rejected and returned.

Changing Your Address.

• Retail Class. To change the address on your account, please call the Funds or send the Funds a written notification signed by all registered owners of your account. If you hold your shares through a financial intermediary, please contact the intermediary to change your address.

•  Premier and Retirement Class. To change the address on an Eligible Investor account, please send the Funds a written notification.

• Institutional Class. To change the address on an account, please contact your Relationship Manager (for Direct Purchasers) or send the Funds a written notification.

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Medallion Signature Guarantee. For some transaction requests (for example, when you are redeeming shares within 30 days of changing your address, bank or bank account or adding certain new services to an existing account), the Funds may require a Medallion Signature Guarantee of each owner of record of an account. This requirement is designed to protect you and the Funds from fraud, and to comply with rules on stock transfers. A Medallion Signature Guarantee is a written endorsement from an eligible guarantor institution that the signature(s) on the written request is (are) valid. Certain commercial banks, trust companies, savings associations, credit unions and members of U.S. stock exchanges participate in the Medallion Signature Guarantee program. No other form of signature verification will be accepted. A notary public cannot provide a signature guarantee. For more information about when a Medallion Signature Guarantee may be required, please contact the Funds or your Relationship Manager (for Direct Purchasers).

Transferring Shares. You can transfer ownership of your account to another person or organization that also qualifies to own the class of shares or change the name on your account by sending the Funds written instructions. Generally, each registered owner of the account must sign the request and provide Medallion Signature Guarantees. When you change the name on an account, shares in that account are transferred to a new account.

Limitations. Federal laws designed to counter terrorism and prevent money laundering might, in certain circumstances, require the Funds to block an account owner’s ability to make certain transactions and thereby refuse to accept a purchase order or any request for transfers or withdrawals, until instructions are received from the appropriate regulator. The Funds may also be required to provide additional information about you and your account to government regulators.

Advice About Your Account—Direct Purchasers Only. TPIS, a TIAA subsidiary, is considered the principal underwriter for the Funds and Services, a TIAA subsidiary, has entered into an agreement with TPIS to sell Fund shares. TPIS representatives are only authorized to recommend securities of TIAA or its affiliates. Neither TPIS nor Services receives commissions for these recommendations.

Customer Complaints. Customer complaints may be directed to TIAA-CREF Lifecycle Funds, 730 Third Avenue, New York, NY 10017-3206, Mail Stop 730/06/41, Attention: Director, Distribution Operation Services.

Transfer On Death—Retail Class. If you live in certain states and hold Retail Class shares, you can designate one or more persons (“beneficiaries”) to whom your Fund shares can be transferred upon death. You can set up your account with a Transfer On Death (“TOD”) registration upon request. (Call us to get the necessary forms.) A TOD registration avoids probate if the beneficiary(ies) survives all shareholders. You maintain total control over your account during your lifetime.

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TIAA-CREF Web Center and Telephone Transactions. The Funds are not liable for losses from unauthorized TIAA-CREF Web Center and telephone transactions so long as reasonable procedures designed to verify the identity of the person effecting the transaction are followed. The Funds require the use of personal identification numbers, codes and other procedures designed to reasonably confirm that instructions given through TIAA-CREF’s Web Center or by telephone are genuine. The Funds also tape record telephone instructions and provide written confirmations of such instructions. The Funds accept all telephone instructions that are reasonably believed to be genuine and accurate. However, you should verify the accuracy of your confirmation statements immediately after you receive them. The Funds may suspend or terminate Internet or telephone transaction facilities at any time, for any reason. If you do not want to be able to effect transactions over the telephone, call the Funds for instructions.

MARKET TIMING/EXCESSIVE TRADING POLICY—
APPLICABLE TO ALL INVESTORS

There are shareholders who may try to profit from making transactions back and forth among the Funds and other funds in an effort to “time” the market. As money is shifted in and out of a Fund, the Fund may incur transaction costs, including, among other things, expenses for buying and selling securities. These costs are borne by all Fund shareholders, including long-term investors who do not generate these costs. In addition, market timing can interfere with efficient portfolio management and cause dilution, if timers are able to take advantage of pricing inefficiencies. Consequently, the Funds are not appropriate for such market timing and you should not invest in the Funds if you want to engage in market timing activity.

The Board of Trustees has adopted policies and procedures to discourage this market timing activity. Under these policies and procedures, if, within a 60-calendar day period, a shareholder redeems or exchanges any monies out of a Fund, subsequently purchases or exchanges any monies back into the Fund and then redeems or exchanges any monies out of the Fund, the shareholder will not be permitted to transfer back into the Fund through a purchase or exchange for 90 calendar days.

These market timing policies and procedures will not be applied to certain types of transactions like reinvestments of dividends and capital gains distributions, systematic withdrawals, systematic purchases, automatic rebalancings, death and hardship withdrawals, certain transactions made within a retirement or employee benefit plan, such as contributions, mandatory distributions, loans and plan sponsor-initiated transactions, and other types of transactions specified by the Fund. In addition, the market timing policies and procedures will not apply to certain tuition (529) programs, funds of funds, wrap programs, asset allocation programs and other similar programs that are approved by the Fund. The Fund may also waive the market timing policies and

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procedures when it is believed that such waiver is in a Fund’s best interests, including but not limited to when it is determined that enforcement of these policies and procedures is not necessary to protect the Fund from the effects of short-term trading.

The Funds also reserve the right to reject any purchase or exchange request, including when it is believed that a request would be disruptive to a Funds’ efficient portfolio management. The Funds also may suspend or terminate your ability to transact by telephone, fax or Internet for any reason, including the prevention of market timing. A purchase or exchange request could be rejected or electronic trading privileges could be suspended because of the timing or amount of the investment or because of a history of excessive trading by the investor. Because the Funds have discretion in applying this policy, it is possible that similar transaction activity could be handled differently because of the surrounding circumstances.

The Funds’ portfolio securities are fair valued, as necessary (most frequently with respect to international holdings), to help ensure that a portfolio security’s true value is reflected in the Funds’ NAVs, thereby minimizing any potential stale price arbitrage.

The Funds seek to apply their specifically defined market timing policies and procedures uniformly to all shareholders, and not to make exceptions with respect to these policies and procedures (beyond the exemptions noted above). The Funds make reasonable efforts to apply these policies and procedures to shareholders who own shares through omnibus accounts. At times, the Funds may agree to defer to an intermediary’s market timing policy if the Fund believes that the intermediary’s policy provides comparable protection of Fund shareholders’ interests. The Funds have the right to modify their market timing policies and procedures at any time without advance notice. These efforts may include requesting transaction data from intermediaries from time to time to verify whether a Fund’s policies are being followed and/or to instruct intermediaries to take action against shareholders who have violated a Fund’s market timing policies.

The Funds are not appropriate for market timing. You should not invest in the Funds if you want to engage in market timing activity.

Shareholders seeking to engage in market timing may deploy a variety of strategies to avoid detection, and, despite efforts to discourage market timing, there is no guarantee that the Funds or their agents will be able to identify such shareholders or curtail their trading practices.

If you invest in the Funds through an intermediary, including through a retirement or employee benefit plan, you may be subject to additional market timing or excessive trading policies implemented by the intermediary or plan. Please contact your intermediary or plan sponsor for more details.

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ELECTRONIC PROSPECTUSES

If you received this Prospectus electronically and would like a paper copy, please contact the Funds and one will be sent to you.

ADDITIONAL INFORMATION ABOUT INDEX PROVIDERS

The Russell 3000® Index is a trademark/service mark of the Russell Investment Group. The Russell Investment Group is the owner of the copyrights relating to the Russell Indexes and is the source and owner of the data contained or reflected in the performance values relating to the Russell Indexes. The Funds are not promoted by, nor in any way affiliated with, the Russell Investment Group. The Russell Investment Group is not responsible for and has not reviewed the Funds nor any associated literature or publications and the Russell Investment Group makes no representation or warranty, express or implied, as to their accuracy, or completeness, or otherwise.

GLOSSARY

Code: The Internal Revenue Code of 1986, as amended, including any applicable regulations and Revenue Rulings.

Duration: Duration is a measure of volatility in the price of a bond in response to a change in prevailing interest rates, with a longer duration indicating more volatility. It can be understood as the weighted average of the time to each coupon and principal payment of such a security. For an investment portfolio of fixed-income securities, duration is the weighted average of each security’s duration.

Equity Securities: Primarily, common stock, preferred stock and securities convertible or exchangeable into common stock, including convertible debt securities, convertible preferred stock and warrants or rights to acquire common stock.

Fixed-Income or Fixed-Income Securities: Primarily, bonds and notes (such as corporate and government debt obligations), mortgage-backed securities, asset-backed securities, and structured securities that generally pay fixed or variable rates of interest; debt obligations issued at a discount from face value (i.e., that have an imputed rate of interest); non-interest bearing debt securities (i.e., zero coupon bonds) and other non-equity securities that pay dividends.

Foreign Investments: Foreign investments may include securities of foreign issuers, securities or contracts traded or acquired in non-U.S. markets or on non-U.S. exchanges, or securities or contracts payable or denominated in non-U.S. currencies. Obligations issued by U.S. companies in non-U.S. currencies are not considered to be foreign investments.

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Foreign Issuers: Foreign issuers generally include (1) companies whose securities are principally traded outside of the United States, (2) companies having their principal business operations outside of the United States,
(3) companies organized outside the United States, and (4) foreign governments and agencies or instrumentalities of foreign governments.

High-Yield Bond: A bond that has been rated lower than investment-grade by rating agencies or is deemed as such by Advisors and that generally pays a higher yield to compensate for its greater risk of default.

Investment Glidepath: The general movement of the target allocations of the Funds (other than the Lifecycle Retirement Income Fund) from Underlying Funds that invest in equity securities to Underlying Funds that invest in fixed-income securities as a Fund’s target retirement year approaches, as well as after that target retirement year is reached.

Investment-Grade: A fixed-income security is investment-grade if it is rated in the four highest categories by a nationally recognized statistical rating organization (“NRSRO”) or unrated securities that Advisors determines are of comparable quality.

Short-Term Fixed Income: Fixed Income Securities with maturities from less than one year to five years.

U. S. Government Securities: Securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities.

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FINANCIAL HIGHLIGHTS

The Financial Highlights table is intended to help you understand the financial performance of each class of shares of the Lifecycle Funds for the past five years (or, if the class has not been in operation for five years, since commencement of operations of that class). Certain information reflects financial results for a single share of the Fund. The total returns in the table show the rates that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions).

PricewaterhouseCoopers LLP serves as the Funds’ independent registered public accounting firm and has audited the financial statements of the Fund for each of the periods presented. Their report appear in the Trust’s Annual Report, which is available without charge upon request.

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FINANCIAL HIGHLIGHTS (continued)

LIFECYCLE RETIREMENT INCOME FUND ■ FOR THE PERIOD OR YEAR ENDED

	Retirement Class
	09/30/10	09/30/09	09/30/08	(b)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value,
beginning of period	$8.84	$8.65	$10.00
Gain (loss) from investment operations:
Net investment
income (e)	0.18	0.21	0.31
Net realized and
unrealized gain (loss)
on total investments	0.58	0.19	(1.34)
Total gain (loss) from
investment operations	0.76	0.40	(1.03)
Less distributions from:
Net investment income	(0.19)	(0.21)	(0.32)
Net realized gains	—	—	—
Total distributions	(0.19)	(0.21)	(0.32)
Net asset value,
end of period	$9.41	$8.84	$8.65

TOTAL RETURN	8.65%	4.86%	(10.49	)%(f)
RATIOS AND SUPPLEMENTAL DATA
Net assets at end of
period (in thousands)	$39,682	$19,384	$4,800
Ratio of expenses to
average net assets
before expense waiver
and reimbursement (g)	0.70%	1.01%	1.79	%(h)
Ratio of expenses to
average net assets
after expense waiver
and reimbursement (g)	0.25%	0.25%	0.25	%(h)
Ratio of net investment
income to average
net assets	2.04%	2.59%	4.00	%(h)
Portfolio turnover rate	33%	38%	26	%(f)

186     Prospectus  ■  TIAA-CREF Lifecycle Funds

FINANCIAL HIGHLIGHTS (continued)

LIFECYCLE RETIREMENT INCOME FUND ■ FOR THE PERIOD OR YEAR ENDED

	Institutional Class
	09/30/10	09/30/09	09/30/08	(a)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value,
beginning of period	$8.85	$8.65	$10.00
Gain (loss) from investment operations:
Net investment
income (e)	0.21	0.23	0.34
Net realized and
unrealized gain (loss)
on total investments	0.58	0.19	(1.36)
Total gain (loss) from
investment operations	0.79	0.42	(1.02)
Less distributions from:
Net investment income	(0.21)	(0.22)	(0.33)
Net realized gains	—	—	—
Total distributions	(0.21)	(0.22)	(0.33)
Net asset value,
end of period	$9.43	$8.85	$8.65

TOTAL RETURN	9.01%	5.19%	(10.37	)%(f)
RATIOS AND SUPPLEMENTAL DATA
Net assets at end of
period (in thousands)	$11,111	$5,554	$2,691
Ratio of expenses to
average net assets
before expense waiver
and reimbursement (g)	0.41%	0.73%	1.49	%(h)
Ratio of expenses to
average net assets
after expense waiver
and reimbursement (g)	0.00%	0.00%	0.00	%(h)
Ratio of net investment
income to average
net assets	2.27%	2.86%	4.30	%(h)
Portfolio turnover rate	33%	38%	26	%(f)

TIAA-CREF Lifecycle Funds  ■  Prospectus     187

FINANCIAL HIGHLIGHTS (continued)

LIFECYCLE RETIREMENT INCOME FUND ■ FOR THE PERIOD OR YEAR ENDED

	Retail Class
	09/30/10	09/30/09	09/30/08	(c)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value,
beginning of period	$8.85	$8.65	$10.00
Gain (loss) from investment operations:
Net investment
income (e)	0.19	0.23	0.32
Net realized and
unrealized gain (loss)
on total investments	0.58	0.19	(1.34)
Total gain (loss) from
investment operations	0.77	0.42	(1.02)
Less distributions from:
Net investment income	(0.20)	(0.22)	(0.33)
Net realized gains	—	—	—
Total distributions	(0.20)	(0.22)	(0.33)
Net asset value,
end of period	$9.42	$8.85	$8.65

TOTAL RETURN	8.76%	5.16%	(10.37	)%(f)
RATIOS AND SUPPLEMENTAL DATA
Net assets at end of
period (in thousands)	$16,652	$8,460	$6,171
Ratio of expenses to
average net assets
before expense waiver
and reimbursement (g)	0.55%	0.97%	1.72	%(h)
Ratio of expenses to
average net assets
after expense waiver
and reimbursement (g)	0.15%	0.05%	0.00	%(h)
Ratio of net investment
income to average
net assets	2.14%	2.92%	4.09	%(h)
Portfolio turnover rate	33%	38%	26	%(f)

188     Prospectus  ■  TIAA-CREF Lifecycle Funds

FINANCIAL HIGHLIGHTS (continued)

LIFECYCLE RETIREMENT INCOME FUND ■ FOR THE PERIOD OR YEAR ENDED

	Premier Class
	09/30/10	09/30/09	(d)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value,
beginning of period	$8.85	$8.85
Gain (loss) from investment operations:
Net investment
income (e)	0.17	0.00	(i)
Net realized and
unrealized gain (loss)
on total investments	0.61	—
Total gain (loss) from
investment operations	0.78	0.00	(i)
Less distributions from:
Net investment income	(0.20)	—
Net realized gains	—	—
Total distributions	(0.20)	—
Net asset value,
end of period	$9.43	$8.85

TOTAL RETURN	8.86%	0.00	%(f)
RATIOS AND SUPPLEMENTAL DATA
Net assets at end of
period (in thousands)	$1,453	$250
Ratio of expenses to
average net assets
before expense waiver
and reimbursement (g)	0.58%	220.71	%(h)
Ratio of expenses to
average net assets
after expense waiver
and reimbursement (g)	0.15%	0.15	%(h)
Ratio of net investment
income to average
net assets	1.91%	0.00	%(h)
Portfolio turnover rate	33%	38%

(a)	The Institutional Class commenced operations on November 30, 2007.
(b)	The Retirement Class commenced operations on November 30, 2007.
(c)	The Retail Class commenced operations on November 30, 2007.
(d)	The Premier Class commenced operations on September 30, 2009.
(e)	Based on average shares outstanding.
(f)	The percentages shown for this period are not annualized.
(g)	The Fund's expenses do not include the expenses of the Underlying Funds. The annualized weighted average expense ratio of the Underlying Funds was 0.38% for the period ended September 30, 2010.
(h)	The percentages shown for this period are annualized.
(i)	Amount represents less than $0.01 per share.

TIAA-CREF Lifecycle Funds  ■  Prospectus     189

FINANCIAL HIGHLIGHTS (continued)

LIFECYCLE 2010 FUND ■ FOR THE PERIOD OR YEAR ENDED

	Retirement Class
	09/30/10	09/30/09	09/30/08	09/30/07	09/30/06
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value,
beginning of period	$10.05	$10.06	$12.04	$10.99	$10.61
Gain (loss) from investment operations:
Net investment
income (c)	0.21	0.24	0.37	0.34	0.36
Net realized and
unrealized gain (loss)
on total investments	0.70	0.05	(1.95)	0.98	0.29
Total gain (loss) from
investment operations	0.91	0.29	(1.58)	1.32	0.65
Less distributions from:
Net investment income	(0.20)	(0.21)	(0.34)	(0.24)	(0.25)
Net realized gains	—	(0.09)	(0.06)	(0.03)	(0.02)
Total distributions	(0.20)	(0.30)	(0.40)	(0.27)	(0.27)
Net asset value,
end of period	$10.76	$10.05	$10.06	$12.04	$10.99

TOTAL RETURN	9.23%	3.36%	(13.59)%	12.21%	6.32%
RATIOS AND SUPPLEMENTAL DATA
Net assets at end of
period (in thousands)	$469,156	$395,514	$351,907	$255,875	$59,699
Ratio of expenses to
average net assets
before expense waiver
and reimbursement (e)	0.46%	0.51%	0.46%	0.48%	0.69%
Ratio of expenses to
average net assets
after expense waiver
and reimbursement (e)	0.25%	0.25%	0.25%	0.26%	0.33%
Ratio of net investment
income to average
net assets	2.07%	2.76%	3.27%	2.93%	3.32%
Portfolio turnover rate	24%	60%	26%	12%	13%

190     Prospectus  ■  TIAA-CREF Lifecycle Funds

FINANCIAL HIGHLIGHTS (continued)

LIFECYCLE 2010 FUND ■ FOR THE PERIOD OR YEAR ENDED

	Institutional Class
	09/30/10	09/30/09	09/30/08	09/30/07	(a)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value,
beginning of period	$8.97	$9.02	$10.83	$10.00
Gain (loss) from investment operations:
Net investment
income (c)	0.20	0.23	0.32	0.22
Net realized and
unrealized gain (loss)
on total investments	0.63	0.05	(1.71)	0.61
Total gain (loss) from
investment operations	0.83	0.28	(1.39)	0.83
Less distributions from:
Net investment income	(0.22)	(0.24)	(0.36)	—
Net realized gains	—	(0.09)	(0.06)	—
Total distributions	(0.22)	(0.33)	(0.42)	—
Net asset value,
end of period	$9.58	$8.97	$9.02	$10.83

TOTAL RETURN	9.48%	3.63%	(13.37)%	8.30	%(d)
RATIOS AND SUPPLEMENTAL DATA
Net assets at end of
period (in thousands)	$38,539	$17,753	$9,649	$3,735
Ratio of expenses to
average net assets
before expense waiver
and reimbursement (e)	0.16%	0.21%	0.17%	0.31	%(f)
Ratio of expenses to
average net assets
after expense waiver
and reimbursement (e)	0.00%	0.00%	0.00%	0.00	%(f)
Ratio of net investment
income to average
net assets	2.20%	2.90%	3.24%	3.04	%(f)
Portfolio turnover rate	24%	60%	26%	12%

TIAA-CREF Lifecycle Funds  ■  Prospectus     191

FINANCIAL HIGHLIGHTS (continued)

LIFECYCLE 2010 FUND ■ FOR THE PERIOD OR YEAR ENDED

	Premier Class
	09/30/10	09/30/09	(b)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value,
beginning of period	$8.97	$8.97
Gain (loss) from investment operations:
Net investment
income (c)	0.14	0.00	(g)
Net realized and
unrealized gain (loss)
on total investments	0.68	—
Total gain (loss) from
investment operations	0.82	0.00	(g)
Less distributions from:
Net investment income	(0.22)	—
Net realized gains	—	—
Total distributions	(0.22)	—
Net asset value,
end of period	$9.57	$8.97

TOTAL RETURN	9.32%	0.00	%(d)
RATIOS AND SUPPLEMENTAL DATA
Net assets at end of
period (in thousands)	$27,054	$250
Ratio of expenses to
average net assets
before expense waiver
and reimbursement (e)	0.31%	220.71	%(f)
Ratio of expenses to
average net assets
after expense waiver
and reimbursement (e)	0.15%	0.15	%(f)
Ratio of net investment
income to average
net assets	1.50%	0.00	%(f)
Portfolio turnover rate	24%	60%

(a)	The Institutional Class commenced operations on January 17, 2007.
(b)	The Premier Class commenced operations on September 30, 2009.
(c)	Based on average shares outstanding.
(d)	The percentages shown for this period are not annualized.
(e)	The Fund's expenses do not include the expenses of the Underlying Funds. The annualized weighted average expense ratio of the Underlying Funds was 0.40% for the period ended September 30, 2010.
(f)	The percentages shown for this period are annualized.
(g)	Amount represents less than $0.01 per share.

192     Prospectus  ■  TIAA-CREF Lifecycle Funds

FINANCIAL HIGHLIGHTS (continued)

LIFECYCLE 2015 FUND ■ FOR THE PERIOD OR YEAR ENDED

	Retirement Class
	09/30/10	09/30/09	09/30/08	09/30/07	09/30/06
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value,
beginning of period	$9.94	$9.99	$12.26	$11.06	$10.66
Gain (loss) from investment operations:
Net investment
income (c)	0.20	0.22	0.35	0.32	0.31
Net realized and
unrealized gain (loss)
on total investments	0.72	(0.02)	(2.23)	1.16	0.40
Total gain (loss) from
investment operations	0.92	0.20	(1.88)	1.48	0.71
Less distributions from:
Net investment income	(0.19)	(0.21)	(0.32)	(0.26)	(0.26)
Net realized gains	—	(0.04)	(0.07)	(0.02)	(0.05)
Total distributions	(0.19)	(0.25)	(0.39)	(0.28)	(0.31)
Net asset value,
end of period	$10.67	$9.94	$9.99	$12.26	$11.06

TOTAL RETURN	9.36%	2.49%	(15.83)%	13.60%	6.80%
RATIOS AND SUPPLEMENTAL DATA
Net assets at end of
period (in thousands)	$580,270	$456,392	$295,996	$201,246	$53,660
Ratio of expenses to
average net assets
before expense waiver
and reimbursement (e)	0.46%	0.51%	0.47%	0.49%	0.61%
Ratio of expenses to
average net assets
after expense waiver
and reimbursement (e)	0.25%	0.25%	0.25%	0.26%	0.33%
Ratio of net investment
income to average
net assets	1.96%	2.57%	3.08%	2.74%	2.91%
Portfolio turnover rate	19%	34%	22%	15%	6%

TIAA-CREF Lifecycle Funds  ■  Prospectus     193

FINANCIAL HIGHLIGHTS (continued)

LIFECYCLE 2015 FUND ■ FOR THE PERIOD OR YEAR ENDED

	Institutional Class
	09/30/10	09/30/09	09/30/08	09/30/07	(a)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value,
beginning of period	$8.75	$8.84	$10.88	$10.00
Gain (loss) from investment operations:
Net investment
income (c)	0.18	0.20	0.33	0.18
Net realized and
unrealized gain (loss)
on total investments	0.65	(0.02)	(1.96)	0.70
Total gain (loss) from
investment operations	0.83	0.18	(1.63)	0.88
Less distributions from:
Net investment income	(0.21)	(0.23)	(0.34)	—
Net realized gains	—	(0.04)	(0.07)	—
Total distributions	(0.21)	(0.27)	(0.41)	—
Net asset value,
end of period	$9.37	$8.75	$8.84	$10.88

TOTAL RETURN	9.62%	2.66%	(15.57)%	8.80	%(d)
RATIOS AND SUPPLEMENTAL DATA
Net assets at end of
period (in thousands)	$50,118	$18,419	$6,896	$3,525
Ratio of expenses to
average net assets
before expense waiver
and reimbursement (e)	0.16%	0.21%	0.17%	0.32	%(f)
Ratio of expenses to
average net assets
after expense waiver
and reimbursement (e)	0.00%	0.00%	0.00%	0.00	%(f)
Ratio of net investment
income to average
net assets	2.03%	2.59%	3.36%	2.37	%(f)
Portfolio turnover rate	19%	34%	22%	15%

194     Prospectus  ■  TIAA-CREF Lifecycle Funds

FINANCIAL HIGHLIGHTS (continued)

LIFECYCLE 2015 FUND ■ FOR THE PERIOD OR YEAR ENDED

	Premier Class
	09/30/10	09/30/09	(b)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value,
beginning of period	$8.75	$8.75
Gain (loss) from investment operations:
Net investment
income (c)	0.12	0.00	(g)
Net realized and
unrealized gain (loss)
on total investments	0.69	—
Total gain (loss) from
investment operations	0.81	0.00	(g)
Less distributions from:
Net investment income	(0.20)	—
Net realized gains	—	—
Total distributions	(0.20)	—
Net asset value,
end of period	$9.36	$8.75

TOTAL RETURN	9.47%	0.00	%(d)
RATIOS AND SUPPLEMENTAL DATA
Net assets at end of
period (in thousands)	$31,743	$250
Ratio of expenses to
average net assets
before expense waiver
and reimbursement (e)	0.31%	220.71	%(f)
Ratio of expenses to
average net assets
after expense waiver
and reimbursement (e)	0.15%	0.15	%(f)
Ratio of net investment
income to average
net assets	1.36%	0.00	%(f)
Portfolio turnover rate	19%	34%

(a)	The Institutional Class commenced operations on January 17, 2007.
(b)	The Premier Class commenced operations on September 30, 2009.
(c)	Based on average shares outstanding.
(d)	The percentages shown for this period are not annualized.
(e)	The Fund's expenses do not include the expenses of the Underlying Funds. The annualized weighted average expense ratio of the Underlying Funds was 0.41% for the period ended September 30, 2010.
(f)	The percentages shown for this period are annualized.
(g)	Amount represents less than $0.01 per share.

TIAA-CREF Lifecycle Funds  ■  Prospectus     195

FINANCIAL HIGHLIGHTS (continued)

LIFECYCLE 2020 FUND ■ FOR THE PERIOD OR YEAR ENDED

	Retirement Class
	09/30/10	09/30/09	09/30/08	09/30/07	09/30/06
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value,
beginning of period	$9.74	$9.87	$12.48	$11.18	$10.71
Gain (loss) from investment operations:
Net investment
income (c)	0.18	0.20	0.32	0.29	0.29
Net realized and
unrealized gain (loss)
on total investments	0.72	(0.11)	(2.52)	1.28	0.48
Total gain (loss) from
investment operations	0.90	0.09	(2.20)	1.57	0.77
Less distributions from:
Net investment income	(0.17)	(0.17)	(0.32)	(0.26)	(0.27)
Net realized gains	—	(0.05)	(0.09)	(0.01)	(0.03)
Total distributions	(0.17)	(0.22)	(0.41)	(0.27)	(0.30)
Net asset value,
end of period	$10.47	$9.74	$9.87	$12.48	$11.18

TOTAL RETURN	9.36%	1.40%	(18.21)%	14.23%	7.30%
RATIOS AND SUPPLEMENTAL DATA
Net assets at end of
period (in thousands)	$672,342	$479,735	$277,700	$181,152	$45,193
Ratio of expenses to
average net assets
before expense waiver
and reimbursement (e)	0.46%	0.51%	0.48%	0.50%	0.70%
Ratio of expenses to
average net assets
after expense waiver
and reimbursement (e)	0.25%	0.25%	0.25%	0.26%	0.32%
Ratio of net investment
income to average
net assets	1.80%	2.41%	2.87%	2.42%	2.66%
Portfolio turnover rate	16%	27%	20%	20%	1%

196     Prospectus  ■  TIAA-CREF Lifecycle Funds

FINANCIAL HIGHLIGHTS (continued)

LIFECYCLE 2020 FUND ■ FOR THE PERIOD OR YEAR ENDED

	Institutional Class
	09/30/10	09/30/09	09/30/08	09/30/07	(a)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value,
beginning of period	$8.43	$8.58	$10.89	$10.00
Gain (loss) from investment operations:
Net investment
income (c)	0.16	0.18	0.28	0.13
Net realized and
unrealized gain (loss)
on total investments	0.64	(0.09)	(2.16)	0.76
Total gain (loss) from
investment operations	0.80	0.09	(1.88)	0.89
Less distributions from:
Net investment income	(0.19)	(0.19)	(0.34)	—
Net realized gains	—	(0.05)	(0.09)	—
Total distributions	(0.19)	(0.24)	(0.43)	—
Net asset value,
end of period	$9.04	$8.43	$8.58	$10.89

TOTAL RETURN	9.63%	1.66%	(17.95)%	8.90	%(d)
RATIOS AND SUPPLEMENTAL DATA
Net assets at end of
period (in thousands)	$51,076	$16,959	$5,618	$1,472
Ratio of expenses to
average net assets
before expense waiver
and reimbursement (e)	0.16%	0.21%	0.19%	0.43	%(f)
Ratio of expenses to
average net assets
after expense waiver
and reimbursement (e)	0.00%	0.00%	0.00%	0.00	%(f)
Ratio of net investment
income to average
net assets	1.86%	2.45%	2.91%	1.83	%(f)
Portfolio turnover rate	16%	27%	20%	20%

TIAA-CREF Lifecycle Funds  ■  Prospectus     197

FINANCIAL HIGHLIGHTS (continued)

LIFECYCLE 2020 FUND ■ FOR THE PERIOD OR YEAR ENDED

	Premier Class
	09/30/10	09/30/09	(b)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value,
beginning of period	$8.43	$8.43
Gain (loss) from investment operations:
Net investment
income (c)	0.10	0.00	(g)
Net realized and
unrealized gain (loss)
on total investments	0.70	—
Total gain (loss) from
investment operations	0.80	0.00	(g)
Less distributions from:
Net investment income	(0.19)	—
Net realized gains	—	—
Total distributions	(0.19)	—
Net asset value,
end of period	$9.04	$8.43

TOTAL RETURN	9.59%	0.00	%(d)
RATIOS AND SUPPLEMENTAL DATA
Net assets at end of
period (in thousands)	$38,234	$250
Ratio of expenses to
average net assets
before expense waiver
and reimbursement (e)	0.31%	220.71	%(f)
Ratio of expenses to
average net assets
after expense waiver
and reimbursement (e)	0.15%	0.15	%(f)
Ratio of net investment
income to average
net assets	1.16%	0.00	%(f)
Portfolio turnover rate	16%	27%

(a)	The Institutional Class commenced operations on January 17, 2007.
(b)	The Premier Class commenced operations on September 30, 2009.
(c)	Based on average shares outstanding.
(d)	The percentages shown for this period are not annualized.
(e)	The Fund's expenses do not include the expenses of the Underlying Funds. The annualized weighted average expense ratio of the Underlying Funds was 0.42% for the period ended September 30, 2010.
(f)	The percentages shown for this period are annualized.
(g)	Amount represents less than $0.01 per share.

198     Prospectus  ■  TIAA-CREF Lifecycle Funds

FINANCIAL HIGHLIGHTS (continued)

LIFECYCLE 2025 FUND ■ FOR THE PERIOD OR YEAR ENDED

	Retirement Class
	09/30/10	09/30/09	09/30/08	09/30/07	09/30/06
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value,
beginning of period	$9.51	$9.75	$12.62	$11.24	$10.75
Gain (loss) from investment operations:
Net investment
income (c)	0.16	0.18	0.30	0.26	0.25
Net realized and
unrealized gain (loss)
on total investments	0.74	(0.21)	(2.78)	1.42	0.55
Total gain (loss) from
investment operations	0.90	(0.03)	(2.48)	1.68	0.80
Less distributions from:
Net investment income	(0.16)	(0.15)	(0.31)	(0.28)	(0.28)
Net realized gains	—	(0.06)	(0.08)	(0.02)	(0.03)
Total distributions	(0.16)	(0.21)	(0.39)	(0.30)	(0.31)
Net asset value,
end of period	$10.25	$9.51	$9.75	$12.62	$11.24

TOTAL RETURN	9.55%	0.08%	(20.25)%	15.18%	7.59%
RATIOS AND SUPPLEMENTAL DATA
Net assets at end of
period (in thousands)	$630,705	$447,297	$246,043	$143,559	$34,164
Ratio of expenses to
average net assets
before expense waiver
and reimbursement (e)	0.46%	0.52%	0.49%	0.53%	0.73%
Ratio of expenses to
average net assets
after expense waiver
and reimbursement (e)	0.25%	0.25%	0.25%	0.26%	0.33%
Ratio of net investment
income to average
net assets	1.67%	2.27%	2.64%	2.12%	2.25%
Portfolio turnover rate	15%	22%	17%	25%	3%

TIAA-CREF Lifecycle Funds  ■  Prospectus     199

FINANCIAL HIGHLIGHTS (continued)

LIFECYCLE 2025 FUND ■ FOR THE PERIOD OR YEAR ENDED

	Institutional Class
	09/30/10	09/30/09	09/30/08	09/30/07	(a)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value,
beginning of period	$8.17	$8.41	$10.93	$10.00
Gain (loss) from investment operations:
Net investment
income (c)	0.14	0.16	0.26	0.11
Net realized and
unrealized gain (loss)
on total investments	0.65	(0.17)	(2.37)	0.82
Total gain (loss) from
investment operations	0.79	(0.01)	(2.11)	0.93
Less distributions from:
Net investment income	(0.18)	(0.17)	(0.33)	—
Net realized gains	—	(0.06)	(0.08)	—
Total distributions	(0.18)	(0.23)	(0.41)	—
Net asset value,
end of period	$8.78	$8.17	$8.41	$10.93

TOTAL RETURN	9.76%	0.37%	(20.04)%	9.30	%(d)
RATIOS AND SUPPLEMENTAL DATA
Net assets at end of
period (in thousands)	$50,809	$17,434	$5,096	$2,204
Ratio of expenses to
average net assets
before expense waiver
and reimbursement (e)	0.16%	0.22%	0.19%	0.38	%(f)
Ratio of expenses to
average net assets
after expense waiver
and reimbursement (e)	0.00%	0.00%	0.00%	0.00	%(f)
Ratio of net investment
income to average
net assets	1.72%	2.21%	2.63%	1.45	%(f)
Portfolio turnover rate	15%	22%	17%	25%

200     Prospectus  ■  TIAA-CREF Lifecycle Funds

FINANCIAL HIGHLIGHTS (continued)

LIFECYCLE 2025 FUND ■ FOR THE PERIOD OR YEAR ENDED

	Premier Class
	09/30/10	09/30/09	(b)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value,
beginning of period	$8.17	$8.17
Gain (loss) from investment operations:
Net investment
income (c)	0.08	0.00	(g)
Net realized and
unrealized gain (loss)
on total investments	0.68	—
Total gain (loss) from
investment operations	0.76	0.00	(g)
Less distributions from:
Net investment income	(0.17)	—
Net realized gains	—	—
Total distributions	(0.17)	—
Net asset value,
end of period	$8.76	$8.17

TOTAL RETURN	9.47%	0.00	%(d)
RATIOS AND SUPPLEMENTAL DATA
Net assets at end of
period (in thousands)	$36,184	$250
Ratio of expenses to
average net assets
before expense waiver
and reimbursement (e)	0.31%	220.71	%(f)
Ratio of expenses to
average net assets
after expense waiver
and reimbursement (e)	0.15%	0.15	%(f)
Ratio of net investment
income to average
net assets	0.97%	0.00	%(f)
Portfolio turnover rate	15%	22%

(a)	The Institutional Class commenced operations on January 17, 2007.
(b)	The Premier Class commenced operations on September 30, 2009.
(c)	Based on average shares outstanding.
(d)	The percentages shown for this period are not annualized.
(e)	The Fund's expenses do not include the expenses of the Underlying Funds. The annualized weighted average expense ratio of the Underlying Funds was 0.43% for the period ended September 30, 2010.
(f)	The percentages shown for this period are annualized.
(g)	Amount represents less than $0.01 per share.

TIAA-CREF Lifecycle Funds  ■  Prospectus     201

FINANCIAL HIGHLIGHTS (continued)

LIFECYCLE 2030 FUND ■ FOR THE PERIOD OR YEAR ENDED

	Retirement Class
	09/30/10	09/30/09	09/30/08	09/30/07	09/30/06
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value,
beginning of period	$9.28	$9.65	$12.81	$11.30	$10.74
Gain (loss) from investment operations:
Net investment
income (c)	0.14	0.16	0.28	0.24	0.23
Net realized and
unrealized gain (loss)
on total investments	0.73	(0.34)	(3.03)	1.55	0.63
Total gain (loss) from
investment operations	0.87	(0.18)	(2.75)	1.79	0.86
Less distributions from:
Net investment income	(0.14)	(0.15)	(0.32)	(0.26)	(0.27)
Net realized gains	—	(0.04)	(0.09)	(0.02)	(0.03)
Total distributions	(0.14)	(0.19)	(0.41)	(0.28)	(0.30)
Net asset value,
end of period	$10.01	$9.28	$9.65	$12.81	$11.30

TOTAL RETURN	9.51%	(1.41)%	(22.21)%	16.07%	8.20%
RATIOS AND SUPPLEMENTAL DATA
Net assets at end of
period (in thousands)	$607,051	$429,188	$222,388	$128,768	$29,807
Ratio of expenses to
average net assets
before expense waiver
and reimbursement (e)	0.46%	0.52%	0.50%	0.55%	0.85%
Ratio of expenses to
average net assets
after expense waiver
and reimbursement (e)	0.25%	0.25%	0.25%	0.26%	0.33%
Ratio of net investment
income to average
net assets	1.50%	2.05%	2.43%	1.94%	2.06%
Portfolio turnover rate	14%	18%	17%	29%	0	%(g)

202     Prospectus  ■  TIAA-CREF Lifecycle Funds

FINANCIAL HIGHLIGHTS (continued)

LIFECYCLE 2030 FUND ■ FOR THE PERIOD OR YEAR ENDED

	Institutional Class
	09/30/10	09/30/09	09/30/08	09/30/07	(a)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value,
beginning of period	$7.87	$8.22	$10.96	$10.00
Gain (loss) from investment operations:
Net investment
income (c)	0.12	0.14	0.26	0.02
Net realized and
unrealized gain (loss)
on total investments	0.64	(0.28)	(2.58)	0.94
Total gain (loss) from
investment operations	0.76	(0.14)	(2.32)	0.96
Less distributions from:
Net investment income	(0.16)	(0.17)	(0.33)	—
Net realized gains	—	(0.04)	(0.09)	—
Total distributions	(0.16)	(0.21)	(0.42)	—
Net asset value,
end of period	$8.47	$7.87	$8.22	$10.96

TOTAL RETURN	9.80%	(1.14)%	(21.99)%	9.60	%(d)
RATIOS AND SUPPLEMENTAL DATA
Net assets at end of
period (in thousands)	$45,757	$15,396	$4,003	$1,735
Ratio of expenses to
average net assets
before expense waiver
and reimbursement (e)	0.16%	0.22%	0.19%	0.46	%(f)
Ratio of expenses to
average net assets
after expense waiver
and reimbursement (e)	0.00%	0.00%	0.00%	0.00	%(f)
Ratio of net investment
income to average
net assets	1.52%	2.11%	2.68%	0.33	%(f)
Portfolio turnover rate	14%	18%	17%	29%

TIAA-CREF Lifecycle Funds  ■  Prospectus     203

FINANCIAL HIGHLIGHTS (continued)

LIFECYCLE 2030 FUND ■ FOR THE PERIOD OR YEAR ENDED

	Premier Class
	09/30/10	09/30/09	(b)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value,
beginning of period	$7.87	$7.87
Gain (loss) from investment operations:
Net investment
income (c)	0.06	0.00	(h)
Net realized and
unrealized gain (loss)
on total investments	0.68	—
Total gain (loss) from
investment operations	0.74	0.00	(h)
Less distributions from:
Net investment income	(0.16)	—
Net realized gains	—	—
Total distributions	(0.16)	—
Net asset value,
end of period	$8.45	$7.87

TOTAL RETURN	9.50%	0.00	%(d)
RATIOS AND SUPPLEMENTAL DATA
Net assets at end of
period (in thousands)	$32,600	$250
Ratio of expenses to
average net assets
before expense waiver
and reimbursement (e)	0.31%	220.71	%(f)
Ratio of expenses to
average net assets
after expense waiver
and reimbursement (e)	0.15%	0.15	%(f)
Ratio of net investment
income to average
net assets	0.75%	0.00	%(f)
Portfolio turnover rate	14%	18%

(a)	The Institutional Class commenced operations on January 17, 2007.
(b)	The Premier Class commenced operations on September 30, 2009.
(c)	Based on average shares outstanding.
(d)	The percentages shown for this period are not annualized.
(e)	The Fund's expenses do not include the expenses of the Underlying Funds. The annualized weighted average expense ratio of the Underlying Funds was 0.44% for the period ended September 30, 2010.
(f)	The percentages shown for this period are annualized.
(g)	Percentage is less than 1%.
(h)	Amount represents less than $0.01 per share.

204     Prospectus  ■  TIAA-CREF Lifecycle Funds

FINANCIAL HIGHLIGHTS (continued)

LIFECYCLE 2035 FUND ■ FOR THE PERIOD OR YEAR ENDED

	Retirement Class
	09/30/10	09/30/09	09/30/08	09/30/07	09/30/06
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value,
beginning of period	$9.24	$9.68	$12.98	$11.38	$10.78
Gain (loss) from investment operations:
Net investment
income (c)	0.13	0.14	0.25	0.21	0.19
Net realized and
unrealized gain (loss)
on total investments	0.72	(0.38)	(3.16)	1.68	0.73
Total gain (loss) from
investment operations	0.85	(0.24)	(2.91)	1.89	0.92
Less distributions from:
Net investment income	(0.13)	(0.16)	(0.31)	(0.27)	(0.28)
Net realized gains	—	(0.04)	(0.08)	(0.02)	(0.04)
Total distributions	(0.13)	(0.20)	(0.39)	(0.29)	(0.32)
Net asset value,
end of period	$9.96	$9.24	$9.68	$12.98	$11.38

TOTAL RETURN	9.33%	(1.94)%	(23.10)%	16.91%	8.62%
RATIOS AND SUPPLEMENTAL DATA
Net assets at end of
period (in thousands)	$598,803	$421,832	$197,256	$102,014	$19,426
Ratio of expenses to
average net assets
before expense waiver
and reimbursement (e)	0.46%	0.51%	0.51%	0.60%	1.03%
Ratio of expenses to
average net assets
after expense waiver
and reimbursement (e)	0.25%	0.25%	0.25%	0.26%	0.33%
Ratio of net investment
income to average
net assets	1.33%	1.86%	2.22%	1.72%	1.76%
Portfolio turnover rate	11%	15%	17%	24%	1%

TIAA-CREF Lifecycle Funds  ■  Prospectus     205

FINANCIAL HIGHLIGHTS (continued)

LIFECYCLE 2035 FUND ■ FOR THE PERIOD OR YEAR ENDED

	Institutional Class
	09/30/10	09/30/09	09/30/08	09/30/07	(a)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value,
beginning of period	$7.75	$8.16	$11.00	$10.00
Gain (loss) from investment operations:
Net investment
income (c)	0.11	0.12	0.23	0.07
Net realized and
unrealized gain (loss)
on total investments	0.63	(0.31)	(2.66)	0.93
Total gain (loss) from
investment operations	0.74	(0.19)	(2.43)	1.00
Less distributions from:
Net investment income	(0.15)	(0.18)	(0.33)	—
Net realized gains	—	(0.04)	(0.08)	—
Total distributions	(0.15)	(0.22)	(0.41)	—
Net asset value,
end of period	$8.34	$7.75	$8.16	$11.00

TOTAL RETURN	9.67%	(1.67)%	(22.94)%	10.00	%(d)
RATIOS AND SUPPLEMENTAL DATA
Net assets at end of
period (in thousands)	$42,535	$14,247	$3,569	$1,432
Ratio of expenses to
average net assets
before expense waiver
and reimbursement (e)	0.16%	0.21%	0.21%	0.55	%(f)
Ratio of expenses to
average net assets
after expense waiver
and reimbursement (e)	0.00%	0.00%	0.00%	0.00	%(f)
Ratio of net investment
income to average
net assets	1.33%	1.87%	2.35%	0.90	%(f)
Portfolio turnover rate	11%	15%	17%	24%

206     Prospectus  ■  TIAA-CREF Lifecycle Funds

FINANCIAL HIGHLIGHTS (continued)

LIFECYCLE 2035 FUND ■ FOR THE PERIOD OR YEAR ENDED

	Premier Class
	09/30/10	09/30/09	(b)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value,
beginning of period	$7.75	$7.75
Gain (loss) from investment operations:
Net investment
income (c)	0.04	0.00	(g)
Net realized and
unrealized gain (loss)
on total investments	0.69	—
Total gain (loss) from
investment operations	0.73	0.00	(g)
Less distributions from:
Net investment income	(0.15)	—
Net realized gains	—	—
Total distributions	(0.15)	—
Net asset value,
end of period	$8.33	$7.75

TOTAL RETURN	9.50%	0.00	%(d)
RATIOS AND SUPPLEMENTAL DATA
Net assets at end of
period (in thousands)	$37,314	$250
Ratio of expenses to
average net assets
before expense waiver
and reimbursement (e)	0.31%	220.71	%(f)
Ratio of expenses to
average net assets
after expense waiver
and reimbursement (e)	0.15%	0.15	%(f)
Ratio of net investment
income to average
net assets	0.51%	0.00	%(f)
Portfolio turnover rate	11%	15%

(a)	The Institutional Class commenced operations on January 17, 2007.
(b)	The Premier Class commenced operations on September 30, 2009.
(c)	Based on average shares outstanding.
(d)	The percentages shown for this period are not annualized.
(e)	The Fund's expenses do not include the expenses of the Underlying Funds. The annualized weighted average expense ratio of the Underlying Funds was 0.45% for the period ended September 30, 2010.
(f)	The percentages shown for this period are annualized.
(g)	Amount represents less than $0.01 per share.

TIAA-CREF Lifecycle Funds  ■  Prospectus     207

FINANCIAL HIGHLIGHTS (continued)

LIFECYCLE 2040 FUND ■ FOR THE PERIOD OR YEAR ENDED

	Retirement Class
	09/30/10	09/30/09	09/30/08	09/30/07	09/30/06
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value,
beginning of period	$9.40	$9.83	$13.16	$11.45	$10.81
Gain (loss) from investment operations:
Net investment
income (c)	0.13	0.15	0.26	0.20	0.17
Net realized and
unrealized gain (loss)
on total investments	0.75	(0.38)	(3.21)	1.82	0.79
Total gain (loss) from
investment operations	0.88	(0.23)	(2.95)	2.02	0.96
Less distributions from:
Net investment income	(0.14)	(0.16)	(0.31)	(0.28)	(0.27)
Net realized gains	—	(0.04)	(0.07)	(0.03)	(0.05)
Total distributions	(0.14)	(0.20)	(0.38)	(0.31)	(0.32)
Net asset value,
end of period	$10.14	$9.40	$9.83	$13.16	$11.45

TOTAL RETURN	9.42%	(1.91)%	(23.09)%	17.93%	9.04%
RATIOS AND SUPPLEMENTAL DATA
Net assets at end of
period (in thousands)	$893,915	$639,490	$285,171	$141,996	$21,093
Ratio of expenses to
average net assets
before expense waiver
and reimbursement (e)	0.45%	0.50%	0.48%	0.57%	1.19%
Ratio of expenses to
average net assets
after expense waiver
and reimbursement (e)	0.25%	0.25%	0.25%	0.26%	0.33%
Ratio of net investment
income to average
net assets	1.35%	1.84%	2.21%	1.59%	1.50%
Portfolio turnover rate	10%	14%	16%	18%	17%

208     Prospectus  ■  TIAA-CREF Lifecycle Funds

FINANCIAL HIGHLIGHTS (continued)

LIFECYCLE 2040 FUND ■ FOR THE PERIOD OR YEAR ENDED

	Institutional Class
	09/30/10	09/30/09	09/30/08	09/30/07	(a)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value,
beginning of period	$7.81	$8.21	$11.04	$10.00
Gain (loss) from investment operations:
Net investment
income (c)	0.11	0.12	0.23	0.06
Net realized and
unrealized gain (loss)
on total investments	0.63	(0.31)	(2.67)	0.98
Total gain (loss) from
investment operations	0.74	(0.19)	(2.44)	1.04
Less distributions from:
Net investment income	(0.15)	(0.17)	(0.32)	—
Net realized gains	—	(0.04)	(0.07)	—
Total distributions	(0.15)	(0.21)	(0.39)	—
Net asset value,
end of period	$8.40	$7.81	$8.21	$11.04

TOTAL RETURN	9.65%	(1.66)%	(22.87)%	10.40	%(d)
RATIOS AND SUPPLEMENTAL DATA
Net assets at end of
period (in thousands)	$60,554	$21,359	$5,714	$2,414
Ratio of expenses to
average net assets
before expense waiver
and reimbursement (e)	0.15%	0.20%	0.18%	0.44	%(f)
Ratio of expenses to
average net assets
after expense waiver
and reimbursement (e)	0.00%	0.00%	0.00%	0.00	%(f)
Ratio of net investment
income to average
net assets	1.32%	1.86%	2.39%	0.78	%(f)
Portfolio turnover rate	10%	14%	16%	18%

TIAA-CREF Lifecycle Funds  ■  Prospectus     209

FINANCIAL HIGHLIGHTS (continued)

LIFECYCLE 2040 FUND ■ FOR THE PERIOD OR YEAR ENDED

	Premier Class
	09/30/10	09/30/09	(b)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value,
beginning of period	$7.81	$7.81
Gain (loss) from investment operations:
Net investment
income (c)	0.04	0.00	(g)
Net realized and
unrealized gain (loss)
on total investments	0.70	—
Total gain (loss) from
investment operations	0.74	0.00	(g)
Less distributions from:
Net investment income	(0.15)	—
Net realized gains	—	—
Total distributions	(0.15)	—
Net asset value,
end of period	$8.40	$7.81

TOTAL RETURN	9.61%	0.00	%(d)
RATIOS AND SUPPLEMENTAL DATA
Net assets at end of
period (in thousands)	$49,852	$250
Ratio of expenses to
average net assets
before expense waiver
and reimbursement (e)	0.31%	220.71	%(f)
Ratio of expenses to
average net assets
after expense waiver
and reimbursement (e)	0.15%	0.15	%(f)
Ratio of net investment
income to average
net assets	0.50%	0.00	%(f)
Portfolio turnover rate	10%	14%

(a)	The Institutional Class commenced operations on January 17, 2007.
(b)	The Premier Class commenced operations on September 30, 2009.
(c)	Based on average shares outstanding.
(d)	The percentages shown for this period are not annualized.
(e)	The Fund's expenses do not include the expenses of the Underlying Funds. The annualized weighted average expense ratio of the Underlying Funds was 0.45% for the period ended September 30, 2010.
(f)	The percentages shown for this period are annualized.
(g)	Amount represents less than $0.01 per share.

210     Prospectus  ■  TIAA-CREF Lifecycle Funds

FINANCIAL HIGHLIGHTS (continued)

LIFECYCLE 2045 FUND ■ FOR THE PERIOD OR YEAR ENDED

	Retirement Class
	09/30/10	09/30/09	09/30/08	(b)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value,
beginning of period	$7.14	$7.56	$10.00
Gain (loss) from investment operations:
Net investment
income (d)	0.09	0.07	0.16
Net realized and
unrealized gain (loss)
on total investments	0.57	(0.33)	(2.38)
Total gain (loss) from
investment operations	0.66	(0.26)	(2.22)
Less distributions from:
Net investment income	(0.10)	(0.12)	(0.22)
Net realized gains	—	(0.04)	—
Total distributions	(0.10)	(0.16)	(0.22)
Net asset value,
end of period	$7.70	$7.14	$7.56

TOTAL RETURN	9.32%	(2.93)%	(22.69	)%(e)
RATIOS AND SUPPLEMENTAL DATA
Net assets at end of
period (in thousands)	$84,309	$30,587	$3,287
Ratio of expenses to
average net assets
before expense waiver
and reimbursement (f)	0.64%	0.98%	6.60	%(g)
Ratio of expenses to
average net assets
after expense waiver
and reimbursement (f)	0.25%	0.25%	0.25	%(g)
Ratio of net investment
income to average
net assets	1.17%	1.21%	2.23	%(g)
Portfolio turnover rate	18%	8%	27	%(e)

TIAA-CREF Lifecycle Funds  ■  Prospectus     211

FINANCIAL HIGHLIGHTS (continued)

LIFECYCLE 2045 FUND ■ FOR THE PERIOD OR YEAR ENDED

	Institutional Class
	09/30/10	09/30/09	09/30/08	(a)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value,
beginning of period	$7.16	$7.57	$10.00
Gain (loss) from investment operations:
Net investment
income (d)	0.09	0.12	0.26
Net realized and
unrealized gain (loss)
on total investments	0.59	(0.37)	(2.47)
Total gain (loss) from
investment operations	0.68	(0.25)	(2.21)
Less distributions from:
Net investment income	(0.11)	(0.12)	(0.22)
Net realized gains	—	(0.04)	—
Total distributions	(0.11)	(0.16)	(0.22)
Net asset value,
end of period	$7.73	$7.16	$7.57

TOTAL RETURN	9.58%	(2.68)%	(22.57	)%(e)
RATIOS AND SUPPLEMENTAL DATA
Net assets at end of
period (in thousands)	$7,970	$2,039	$780
Ratio of expenses to
average net assets
before expense waiver
and reimbursement (f)	0.35%	0.70%	6.40	%(g)
Ratio of expenses to
average net assets
after expense waiver
and reimbursement (f)	0.00%	0.00%	0.00	%(g)
Ratio of net investment
income to average
net assets	1.29%	1.95%	3.55	%(g)
Portfolio turnover rate	18%	8%	27	%(e)

212     Prospectus  ■  TIAA-CREF Lifecycle Funds

FINANCIAL HIGHLIGHTS (continued)

LIFECYCLE 2045 FUND ■ FOR THE PERIOD OR YEAR ENDED

	Premier Class
	09/30/10	09/30/09	(c)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value,
beginning of period	$7.16	$7.16
Gain (loss) from investment operations:
Net investment
income (d)	0.06	0.00	(h)
Net realized and
unrealized gain (loss)
on total investments	0.61	—
Total gain (loss) from
investment operations	0.67	0.00	(h)
Less distributions from:
Net investment income	(0.11)	—
Net realized gains	—	—
Total distributions	(0.11)	—
Net asset value,
end of period	$7.72	$7.16

TOTAL RETURN	9.39%	0.00	%(e)
RATIOS AND SUPPLEMENTAL DATA
Net assets at end of
period (in thousands)	$2,975	$250
Ratio of expenses to
average net assets
before expense waiver
and reimbursement (f)	0.50%	220.71	%(g)
Ratio of expenses to
average net assets
after expense waiver
and reimbursement (f)	0.15%	0.15	%(g)
Ratio of net investment
income to average
net assets	0.79%	0.00	%(g)
Portfolio turnover rate	18%	8%

(a)	The Institutional Class commenced operations on November 30, 2007.
(b)	The Retirement Class commenced operations on November 30, 2007.
(c)	The Premier Class commenced operations on September 30, 2009.
(d)	Based on average shares outstanding.
(e)	The percentages shown for this period are not annualized.
(f)	The Fund's expenses do not include the expenses of the Underlying Funds. The annualized weighted average expense ratio of the Underlying Funds was 0.45% for the period ended September 30, 2010.
(g)	The percentages shown for this period are annualized.
(h)	Amount represents less than $0.01 per share.

TIAA-CREF Lifecycle Funds  ■  Prospectus     213

FINANCIAL HIGHLIGHTS (continued)

LIFECYCLE 2050 FUND ■ FOR THE PERIOD OR YEAR ENDED

	Retirement Class
	09/30/10	09/30/09	09/30/08	(b)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value,
beginning of period	$7.15	$7.62	$10.00
Gain (loss) from investment operations:
Net investment
income (d)	0.09	0.08	0.20
Net realized and
unrealized gain (loss)
on total investments	0.57	(0.42)	(2.36)
Total gain (loss) from
investment operations	0.66	(0.34)	(2.16)
Less distributions from:
Net investment income	(0.10)	(0.13)	(0.22)
Net realized gains	—	0.00 (e)	—
Total distributions	(0.10)	(0.13)	(0.22)
Net asset value,
end of period	$7.71	$7.15	$7.62

TOTAL RETURN	9.38%	(4.08)%	(22.08	)%(f)
RATIOS AND SUPPLEMENTAL DATA
Net assets at end of
period (in thousands)	$40,745	$14,383	$1,973
Ratio of expenses to
average net assets
before expense waiver
and reimbursement (g)	0.83%	1.45%	7.70	%(h)
Ratio of expenses to
average net assets
after expense waiver
and reimbursement (g)	0.25%	0.25%	0.25	%(h)
Ratio of net investment
income to average
net assets	1.16%	1.35%	2.75	%(h)
Portfolio turnover rate	24%	18%	73	%(f)

214     Prospectus  ■  TIAA-CREF Lifecycle Funds

FINANCIAL HIGHLIGHTS (continued)

LIFECYCLE 2050 FUND ■ FOR THE PERIOD OR YEAR ENDED

	Institutional Class
	09/30/10	09/30/09	09/30/08	(a)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value,
beginning of period	$7.18	$7.64	$10.00
Gain (loss) from investment operations:
Net investment
income (d)	0.10	0.12	0.27
Net realized and
unrealized gain (loss)
on total investments	0.58	(0.45)	(2.41)
Total gain (loss) from
investment operations	0.68	(0.33)	(2.14)
Less distributions from:
Net investment income	(0.11)	(0.13)	(0.22)
Net realized gains	—	0.00 (e)	—
Total distributions	(0.11)	(0.13)	(0.22)
Net asset value,
end of period	$7.75	$7.18	$7.64

TOTAL RETURN	9.63%	(3.81)%	(21.86	)%(f)
RATIOS AND SUPPLEMENTAL DATA
Net assets at end of
period (in thousands)	$5,599	$1,633	$783
Ratio of expenses to
average net assets
before expense waiver
and reimbursement (g)	0.54%	1.18%	7.46	%(h)
Ratio of expenses to
average net assets
after expense waiver
and reimbursement (g)	0.00%	0.00%	0.00	%(h)
Ratio of net investment
income to average
net assets	1.35%	2.04%	3.55	%(h)
Portfolio turnover rate	24%	18%	73	%(f)

TIAA-CREF Lifecycle Funds  ■  Prospectus     215

FINANCIAL HIGHLIGHTS (concluded)

LIFECYCLE 2050 FUND ■ FOR THE PERIOD OR YEAR ENDED

	Premier Class
	09/30/10	09/30/09	(c)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value,
beginning of period	$7.18	$7.18
Gain (loss) from investment operations:
Net investment
income (d)	0.08	0.00	(e)
Net realized and
unrealized gain (loss)
on total investments	0.59	—
Total gain (loss) from
investment operations	0.67	0.00	(e)
Less distributions from:
Net investment income	(0.11)	—
Net realized gains	—	—
Total distributions	(0.11)	—
Net asset value,
end of period	$7.74	$7.18

TOTAL RETURN	9.45%	0.00	%(f)
RATIOS AND SUPPLEMENTAL DATA
Net assets at end of
period (in thousands)	$1,100	$250
Ratio of expenses to
average net assets
before expense waiver
and reimbursement (g)	0.70%	220.71	%(h)
Ratio of expenses to
average net assets
after expense waiver
and reimbursement (g)	0.15%	0.15	%(h)
Ratio of net investment
income to average
net assets	1.09%	0.00	%(h)
Portfolio turnover rate	24%	18%

(a)	The Institutional Class commenced operations on November 30, 2007.
(b)	The Retirement Class commenced operations on November 30, 2007.
(c)	The Premier Class commenced operations on September 30, 2009.
(d)	Based on average shares outstanding.
(e)	Amount represents less than $0.01 per share.
(f)	The percentages shown for this period are not annualized.
(g)	The Fund's expenses do not include the expenses of the Underlying Funds. The annualized weighted average expense ratio of the Underlying Funds was 0.45% for the period ended September 30, 2010.
(h)	The percentages shown for this period are annualized.

216     Prospectus  ■  TIAA-CREF Lifecycle Funds

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FOR MORE INFORMATION ABOUT TIAA-CREF FUNDS

Statement of Additional Information (“SAI”). The Funds’ SAI contains more information about certain aspects of the Funds. A current SAI has been filed with the SEC and is incorporated into this Prospectus by reference. This means that the Funds’ SAI is legally a part of the Prospectus.

Annual and Semiannual Reports. The Funds’ annual and semiannual reports provide additional information about the Funds’ investments. In the Funds’ annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Funds’ performance during the preceding fiscal year. The audited financial statements in the Funds’ annual shareholder report dated September 30, 2010 are also incorporated into this Prospectus by reference.

Requesting documents. You can request a copy of the Funds’ SAI or these reports without charge, or contact the Funds for any other purpose, in any of the following ways:

By telephone:

Call 877 518-9161

In writing:

TIAA-CREF Funds
P.O. Box 1259
Charlotte, NC 28201

Over the Internet:

www.tiaa-cref.org

Information about the Trust (including the Funds’ SAI) can be reviewed and copied at the SEC’s public reference room (202 551-8090) in Washington, DC. The reports and other information are also available through the EDGAR Database on the SEC’s Internet website at www.sec.gov. Copies of the information can also be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC’s Public Reference Section, Washington, DC 20549.

To lower costs and eliminate duplicate documents sent to your home, the Funds may mail only one copy of the Funds’ Prospectus, prospectus supplements, annual and semiannual reports, or any other required documents, to your household, even if more than one shareholder lives there. If you would prefer to continue receiving your own copy of any of these documents, you may call the Funds toll-free or write to the Funds as follows:

By telephone:

Call 877 518-9161

In writing:

TIAA-CREF Funds
P.O. Box 1259
Charlotte, NC 28201

Important Information about procedures for opening a new account

To help the government fight the funding of terrorism and money laundering activities, Federal law requires all financial institutions, including the Funds, to obtain, verify and record information that identifies each person who opens an account.

What this means for you: When you open an account, the Funds will ask for your name, address, date of birth, social security number and other information that will allow the Funds to identify you, such as your home telephone number. Until you provide the Funds with the information they need, the Funds may not be able to open an account or effect any transactions for you.

1940 Act File No. 811-9301	A12013 (2/11)

PROSPECTUS

FEBRUARY 1, 2011

TIAA-CREF LIFECYCLE INDEX FUNDS

of the TIAA-CREF Funds

Fund Class Ticker:	Retirement Class	Premier Class	Institutional Class
▪ Lifecycle Index Retirement Income Fund	TRCIX	TLIPX	TRILX
▪ Lifecycle Index 2010 Fund	TLTRX	TLTPX	TLTIX
▪ Lifecycle Index 2015 Fund	TLGRX	TLFPX	TLFIX
▪ Lifecycle Index 2020 Fund	TLWRX	TLWPX	TLWIX
▪ Lifecycle Index 2025 Fund	TLQRX	TLVPX	TLQIX
▪ Lifecycle Index 2030 Fund	TLHRX	TLHPX	TLHIX
▪ Lifecycle Index 2035 Fund	TLYRX	TLYPX	TLYIX
▪ Lifecycle Index 2040 Fund	TLZRX	TLPRX	TLZIX
▪ Lifecycle Index 2045 Fund	TLMRX	TLMPX	TLXIX
▪ Lifecycle Index 2050 Fund	TLLRX	TLLPX	TLLIX

This Prospectus describes the Retirement, Premier and Institutional Class shares offered by ten investment portfolios (each, a “Fund”) of the TIAA-CREF Funds (the “Trust”). These Funds comprise the TIAA-CREF Lifecycle Index Funds (the “Lifecycle Index Funds”), a sub-family of funds offered by the Trust.

An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. An investor can lose money in any of the Funds and the Funds could perform more poorly than other investments.

The Securities and Exchange Commission (the “SEC”) has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Summary Information

Lifecycle Index Retirement Income Fund

Investment Objective 6

Fees and Expenses 6

Shareholder Fees 6

Annual Fund Operating Expenses 6

Example 7

Portfolio Turnover 7

Principal Investment Strategies 8

Principal Investment Risks 9

Past Performance 11

Portfolio Management 13

Purchase and Sale of Fund Shares 13

Tax Information 14

Payments to Broker-Dealers and Other Financial Intermediary Compensation 14

Summary Information

Lifecycle Index 2010 Fund

Investment Objective 15

Fees and Expenses 15

Shareholder Fees 15

Annual Fund Operating Expenses 15

Example 16

Portfolio Turnover 16

Principal Investment Strategies 17

Principal Investment Risks 19

Past Performance 21

Portfolio Management 23

Purchase and Sale of Fund Shares 23

Tax Information 24

Payments to Broker-Dealers and Other Financial Intermediary Compensation 24

Summary Information

Lifecycle Index 2015 Fund

Investment Objective 25

Fees and Expenses 25

Shareholder Fees 25

Annual Fund Operating Expenses 25

Example 26

Portfolio Turnover 26

Principal Investment Strategies 27

Principal Investment Risks 29

Past Performance 31

Portfolio Management 33

Purchase and Sale of Fund Shares 33

Tax Information 34

Payments to Broker-Dealers and Other Financial Intermediary Compensation 34

Summary Information

Lifecycle Index 2020 Fund

Investment Objective 35

Fees and Expenses 35

Shareholder Fees 35

Annual Fund Operating Expenses 35

Example 36

Portfolio Turnover 36

Principal Investment Strategies 37

Principal Investment Risks 39

Past Performance 41

Portfolio Management 43

Purchase and Sale of Fund Shares 43

Tax Information 44

Payments to Broker-Dealers and Other Financial Intermediary Compensation 44

Summary Information

Lifecycle Index 2025 Fund

Investment Objective 45

Fees and Expenses 45

Shareholder Fees 45

Annual Fund Operating Expenses 45

Example 46

Portfolio Turnover 46

Principal Investment Strategies 47

Principal Investment Risks 49

Past Performance 51

Portfolio Management 53

Purchase and Sale of Fund Shares 53

Tax Information 54

Payments to Broker-Dealers and Other Financial Intermediary Compensation 54

Summary Information

Lifecycle Index 2030 Fund

Investment Objective 55

Fees and Expenses 55

Shareholder Fees 55

Annual Fund Operating Expenses 55

Example 56

Portfolio Turnover 56

Principal Investment Strategies 56

Principal Investment Risks 59

Past Performance 61

Portfolio Management 63

Purchase and Sale of Fund Shares 63

Tax Information 64

Payments to Broker-Dealers and Other Financial Intermediary Compensation 64

Summary Information

Lifecycle Index 2035 Fund

Investment Objective 65

Fees and Expenses 65

Shareholder Fees 65

Annual Fund Operating Expenses 65

Example 66

Portfolio Turnover 66

Principal Investment Strategies 66

Principal Investment Risks 69

Past Performance 71

Portfolio Management 73

Purchase and Sale of Fund Shares 73

Tax Information 74

Payments to Broker-Dealers and Other Financial Intermediary Compensation 74

Summary Information

Lifecycle Index 2040 Fund

Investment Objective 75

Fees and Expenses 75

Shareholder Fees 75

Annual Fund Operating Expenses 75

Example 76

Portfolio Turnover 76

Principal Investment Strategies 76

Principal Investment Risks 79

Past Performance 81

Portfolio Management 83

Purchase and Sale of Fund Shares 83

Tax Information 84

Payments to Broker-Dealers and Other Financial Intermediary Compensation 84

Summary Information

Lifecycle Index 2045 Fund

Investment Objective 85

Fees and Expenses 85

Shareholder Fees 85

Annual Fund Operating Expenses 85

Example 86

Portfolio Turnover 86

Principal Investment Strategies 86

Principal Investment Risks 89

Past Performance 91

Portfolio Management 93

Purchase and Sale of Fund Shares 93

Tax Information 94

Payments to Broker-Dealers and Other Financial Intermediary Compensation 94

Summary Information

Lifecycle Index 2050 Fund

Investment Objective 95

Fees and Expenses 95

Shareholder Fees 95

Annual Fund Operating Expenses 95

Example 96

Portfolio Turnover 96

Principal Investment Strategies 96

Principal Investment Risks 99

Past Performance 101

Portfolio Management 103

Purchase and Sale of Fund Shares 103

Tax Information 104

Payments to Broker-Dealers and Other Financial Intermediary Compensation 104

Additional Information About Investment Strategies and Risks 105

Additional Information About the Funds 105

More About the Funds’ Strategy 105

Additional Information About the Funds’ Composite Benchmark Index 107

Additional Information About the Underlying Funds 109

Additional Information on Principal Investment Risks of the Funds and the Underlying Funds 110

Non-Principal Investment Strategies of Underlying Funds 115

Portfolio Holdings 117

Portfolio Turnover 117

Share Classes 117

Management of the Funds 118

The Funds’ Investment Adviser 118

Investment Management Fees 118

Portfolio Management Team 119

Distribution and Services Arrangements 121

Calculating Share Price 122

Dividends and Distributions 124

Taxes 125

Your Account: Purchasing, Redeeming or Exchanging Shares 127

Retirement Class 127

Eligibility – Retirement Class 127

Purchasing Shares – Retirement Class 128

Redeeming Shares – Retirement Class 132

Exchanging Shares – Retirement Class 134

Premier Class 135

Eligibility – Premier Class 135

Purchasing Shares – Premier Class 137

Redeeming Shares – Premier Class 141

Exchanging Shares – Premier Class 143

Institutional Class 145

Eligibility – Institutional Class 145

Purchasing Shares – Institutional Class 147

Redeeming Shares – Institutional Class 150

Exchanging Shares – Institutional Class 152

Conversion of Shares 153

Important Transaction Information 154

Market Timing/Excessive Trading Policy 157

Electronic Prospectuses 158

Additional Information About Index Providers 158

Glossary 159

Financial Highlights 160

SUMMARY INFORMATION

TIAA-CREF LIFECYCLE INDEX RETIREMENT INCOME FUND

of the TIAA-CREF Funds

INVESTMENT OBJECTIVE

The Lifecycle Index Retirement Income Fund seeks high total return over time primarily through income, with a secondary emphasis on capital appreciation.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (deducted directly from gross amount of transaction)

	Retirement Class	Premier Class	Institutional Class
Maximum Sales Charge Imposed on Purchases (percentage of offering price)	0%	0%	0%
Maximum Deferred Sales Charge	0%	0%	0%
Maximum Sales Charge Imposed on Reinvested Dividends and Other Distributions	0%	0%	0%
Redemption or Exchange Fee	0%	0%	0%
Maximum Account Fee	0%	0%	0%

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)

	Retirement Class	Premier Class	Institutional Class
Management Fees	0.10%	0.10%	0.10%
Distribution (Rule 12b-1) Fees[1]	0.05%	0.15%	—
Other Expenses	1.92%	1.66%	1.64%
Acquired Fund Fees and Expenses[2]	0.13%	0.13%	0.13%
Total Annual Fund Operating Expenses	2.20%	2.04%	1.87%
Waivers and Expense Reimbursements[3,4]	1.76%	1.70%	1.68%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.44%	0.34%	0.19%

6     Prospectus  ■  TIAA-CREF Lifecycle Index Funds

1 The Retirement Class of the Fund has adopted a Distribution (12b-1) Plan that compensates the Fund’s distributor, Teachers Personal Investors Services, Inc. (“TPIS”), for providing distribution, promotional and/or shareholder services to the Retirement Class shares at the annual rate of 0.05% of average daily net assets attributable to Retirement Class shares. In addition, TPIS has contractually agreed not to seek payment of this fee under the Plan for Retirement Class shares through September 30, 2012. This agreement may not be continued after that date.

2 “Acquired Fund Fees and Expenses” are the Fund’s proportionate amount of the expenses of the underlying funds in which the Fund invests. These expenses are not paid directly by Fund shareholders. Instead, Fund shareholders bear these expenses indirectly because the expenses reduce the performance of the underlying funds in which the Fund invests.

3 Teachers Advisors, Inc. (“Advisors”), the Fund’s investment adviser, has contractually agreed to reimburse the Fund for any Total Annual Fund Operating Expenses (excluding Acquired Fund Fees and Expenses and extraordinary expenses) that exceed: (i) 0.35% of average daily net assets for Retirement Class shares; (ii) 0.25% of average daily net assets for Premier Class shares; and (iii) 0.10% of average daily net assets for Institutional Class shares of the Fund. These expense reimbursement arrangements will continue through at least September 30, 2012, unless changed with approval of the Board of Trustees.

4 In addition to the expense reimbursement arrangements, Advisors has contractually agreed to waive a portion of the Fund’s Management Fees equal to, on an annual basis, 0.04%. This waiver will remain in effect through September 30, 2012, unless changed with approval of the Board of Trustees.

Example

This example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses, before expense reimbursements, remain the same. The example assumes that the Fund’s fee waiver agreement and expense reimbursement agreement will remain in place through September 30, 2012 but that there will be no waiver or expense reimbursement agreement in effect thereafter. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Retirement Class	Premier Class	Institutional Class
1 Year	$45	$35	$20
3 Years	$398	$358	$308
5 Years	$905	$831	$744
10 Years	$2,300	$2,139	$1,958

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the fiscal year ended September 30, 2010, the Fund’s portfolio turnover rate was 39% of the average value of its portfolio.

TIAA-CREF Lifecycle Index Funds  ■  Prospectus     7

PRINCIPAL INVESTMENT STRATEGIES

The Fund is a “fund of funds” that invests in Institutional Class shares of other funds of the TIAA-CREF Funds and potentially in other investment pools or investment products (collectively, the “Underlying Funds”). The Fund invests in Underlying Funds according to a relatively fixed, more conservative asset allocation strategy that will not gradually adjust over time and is designed for investors who are already in or entering retirement (i.e., have already passed their retirement year). The Fund has a policy of investing at least 80% of its assets (net assets, plus the amount of any borrowings for investment purposes) in Underlying Funds that are managed to seek investment returns that track particular market indices.

The Fund expects to allocate approximately 40.00% of its assets to equity Underlying Funds and 60.00% of its assets to fixed-income Underlying Funds. These allocations represent targets for equity and fixed-income asset classes. Target allocations may be changed and actual allocations may vary up to 10% from the targets. Within the equity and fixed-income asset classes, the Fund allocates its investments to particular market sectors (U.S. equity, international equity, fixed-income, and inflation-protected assets) represented by various Underlying Funds. These market sector allocations may vary by up to 10% from the Fund’s target market sector allocations. The Fund’s target market sector allocations, which may change, are approximately as follows: U.S. Equity: 30.00%; International Equity: 10.00%; Fixed-Income: 50.00%; and Inflation-Protected Assets: 10.00%. Investors should note that the allocations above in this paragraph are expected to be as of June 30 of the current year.

The Fund’s target market sector allocations to Underlying Funds may include the TIAA-CREF Equity Index Fund (U.S. Equity); International Equity Index Fund and Emerging Markets Equity Index Fund (International Equity); Bond Index Fund (Fixed-Income); and Inflation-Linked Bond Fund (Inflation-Protected Assets).

Additional or replacement Underlying Funds for each market sector, as well as additional or replacement market sectors, may be included when making future allocations if Advisors believes that such Underlying Funds and/or market sectors are appropriate in light of the Fund’s desired levels of risk and potential return at the particular time. The Fund’s portfolio management team may also add a new market sector if it believes that will help to achieve the Fund’s investment objective. The relative allocations among Underlying Funds within a market sector may be changed at any time without notice to shareholders. If 10% or more of a Fund’s assets are expected to be invested in any Underlying Fund or market sectors not listed above, shareholders will receive prior notice of such change. The Fund is designed to maintain a stable conservative allocation among the Underlying Funds and is therefore designed for shareholders already in or entering retirement.

The Fund’s asset class allocations, market sector allocations within each asset class, and Underlying Fund allocations within each market sector are

8     Prospectus  ■  TIAA-CREF Lifecycle Index Funds

listed in the chart below and are as of December 31 of the prior year. These allocations will change over time.

Asset Class	Allocation	Market Sector	Allocation	Underlying Funds	Allocation
EQUITY	40.36%	U.S. Equity	30.25%	• Equity Index Fund	30.25%
		International Equity	10.11%	• International Equity Index Fund	10.11%
FIXED-INCOME	59.64%	Fixed-Income	49.70%	• Bond Index Fund	49.70%
		Inflation-Protected Assets	9.94%	• Inflation-Linked Bond Fund	9.94%
Total	100.00%		100.00%		100.00%

PRINCIPAL INVESTMENT RISKS

You could lose money over short or long periods by investing in this Fund. Accordingly, an investment in the Fund, or the Fund’s portfolio securities, typically is subject to the following principal investment risks:

• Asset Allocation Risk—The risk that the Fund may not achieve its target allocations. In addition, there is the risk that the asset allocations may not achieve the desired risk-return characteristic or that the selection of Underlying Funds and the allocations among them will result in the Fund underperforming other similar funds or cause an investor to lose money.

• Index Risk—The risk that the Underlying Fund’s performance will not correspond to its benchmark index for any period of time and may underperform such index or the overall stock market. Additionally, to the extent that the Underlying Fund’s investments vary from the composition of its benchmark index, the Underlying Fund’s performance could potentially vary from the index’s performance to a greater extent than if the Underlying Fund merely attempted to replicate the index.

• Equity Securities Risk—A portion of the assets of the Fund is allocated to Underlying Funds investing primarily in equity securities. Therefore, the value of the Fund may increase or decrease as a result of its indirect interest in equity securities.

• Market Risk—The risk that market prices of securities held by the Underlying Fund may fall rapidly or unpredictably due to a variety of factors, including changing economic, political or market conditions.

• Company Risk (often called Financial Risk)—The risk that the issuer’s earnings prospects and overall financial position will deteriorate, causing a decline in the value of the security over short or extended periods of time.

• Foreign Investment Risk—Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, currency, market or economic developments and can result in greater price volatility and perform differently from securities of

TIAA-CREF Lifecycle Index Funds  ■  Prospectus     9

U.S. issuers. This risk may be heightened in emerging or developing markets.

• Emerging Markets Risk—The risk of foreign investment often increases in countries with emerging markets. For example, these countries may have more unstable governments than developed countries, and their economies may be based on only a few industries. Because their securities markets may be very small, share prices of issuers in emerging market countries may be volatile and difficult to determine. Securities of issuers in these countries may be less liquid than securities of issuers in more developed countries. In addition, foreign investors such as the Fund are subject to a variety of special restrictions in many such countries.

• Large-Cap Risk—The risk that large-capitalization companies are more mature and may grow more slowly than the economy as a whole and tend to go in and out of favor based on market and economic conditions.

• Mid-Cap Risk—The risk that the stocks of mid-capitalization companies often have greater price volatility, lower trading volume, and less liquidity than the stocks of larger, more established companies.

• Small-Cap Risk—The risk that the stocks of small-capitalization companies often experience greater price volatility than large- or mid-sized companies because small-cap companies are often newer or less established than larger companies and are likely to have more limited resources, products and markets. Securities of small-cap companies are often less liquid than securities of larger companies as a result of there being a smaller market for their securities.

• Fixed-Income Securities Risk—A portion of the assets of the Fund is allocated to Underlying Funds investing primarily in fixed-income securities. Therefore, the value of the Fund may increase or decrease as a result of its indirect interest in fixed-income securities.

• Interest Rate Risk (a type of Market Risk)—The risk that increases in interest rates can cause the prices of fixed-income securities to decline.

• Income Volatility Risk—The risk that the level of current income from a portfolio of fixed-income securities declines in certain interest rate environments.

• Credit Risk (a type of Company Risk)—The risk that the issuer of bonds may not be able to meet interest or principal payments when the bonds become due.

• Market Volatility, Liquidity and Valuation Risk (types of Market Risk)—The risk that volatile or dramatic reductions in trading activity make it difficult for the Underlying Fund to properly value the portfolio

10     Prospectus  ■  TIAA-CREF Lifecycle Index Funds

securities in which it invests and that the Underlying Fund may not be able to purchase or sell a security at an attractive price, if at all.

• Call Risk—The risk that, during periods of falling interest rates, an issuer may call (or repay) a fixed-income security prior to maturity, resulting in a decline in the Underlying Fund’s income.

• Prepayment Risk—The risk that during periods of falling interest rates, borrowers pay off their mortgage loans sooner than expected, forcing the Underlying Fund to reinvest the unanticipated proceeds at lower interest rates and resulting in a decline in income.

• Extension Risk—The risk that during periods of rising interest rates, borrowers pay off their mortgage loans later than expected, preventing an Underlying Fund from reinvesting principal proceeds at higher interest rates and resulting in less income than potentially available.

• Special Risks for Inflation-Indexed Bonds—The risk that interest payments on, or market values of, inflation-indexed bonds decline because of a decline in inflation (or deflation) or changes in investors’ inflation expectations. In addition, inflation indices may not reflect the true rate of inflation.

• Active Management Risk—The risk that securities selection by the Fund or an Underlying Fund’s investment adviser could cause the Fund or an Underlying Fund to underperform its benchmark index or mutual funds with similar investment objectives.

• Derivatives Risk—The risks associated with investing in derivatives may be different and greater than the risks associated with directly investing in the underlying securities and other instruments. The Underlying Funds may use futures and options, and the Underlying Funds may also use more complex derivatives such as swaps that might present liquidity, credit and counterparty risk.

There can be no assurances that the Fund or an Underlying Fund will achieve its investment objective. You should not consider the Fund to be a complete investment program. Please see the non-summary portion of the prospectus for more detailed information about the risks described above.

PAST PERFORMANCE

The following chart and table help illustrate some of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. The bar chart shows the annual total returns of the Retirement Class of the Fund, before taxes, in each full calendar year since inception of the class. Because the expenses vary across share classes, the performance of the Retirement Class will vary from the other share classes. Below the bar chart are the best and worst returns for a calendar quarter since inception of the Retirement Class. The performance table following the bar chart shows the Fund’s average annual total returns for the Retirement, Institutional and Premier Classes over the one-

TIAA-CREF Lifecycle Index Funds  ■  Prospectus     11

year, five-year, ten-year and since-inception periods (where applicable) ended December 31, 2010, and how those returns compare to those of broad-based securities market indices and a composite index based on the Fund’s target allocations. After-tax performance is shown only for the Retirement Class shares, and after-tax returns for the other Classes of shares will vary from the after-tax returns presented for Retirement Class shares.

The returns shown below reflect previous agreements by the Fund’s investment adviser to waive or reimburse the Fund and certain Underlying Funds for certain fees and expenses. Without these waivers and reimbursements, the returns of the Fund would have been lower. Past performance of the Fund (before and after taxes) is not necessarily an indication of how it will perform in the future. The benchmark indices listed below are unmanaged, and you cannot invest directly in an index. The returns for the indices reflect no deduction for fees, expenses or taxes. Market indices representing the market sectors in the equity and fixed-income asset classes described above are used to formulate a composite benchmark index for the Fund (the Composite Index), based on the Fund’s target allocations among the market sectors. For performance during periods commencing February 1, 2011, the MSCI EAFE® + EM Index is replacing the MSCI EAFE® Index in the Composite Index as the market sector index component for International Equity.

For current performance information of each share class, including performance to the most recent month-end, please visit www.tiaa-cref.org.

ANNUAL TOTAL RETURNS FOR THE RETIREMENT CLASS SHARES (%)

Lifecycle Index Retirement Income Fund

Best quarter: 6.74%, for the quarter ended September 30, 2010. Worst quarter: -2.99%, for the quarter ended June 30, 2010.

12     Prospectus  ■  TIAA-CREF Lifecycle Index Funds

AVERAGE ANNUAL TOTAL RETURNS

For the Periods Ended December 31, 2010

	One Year	Since Inception
Retirement Class (Inception: September 30, 2009)
Return Before Taxes	9.70%	9.44%
Return After Taxes on Distributions	8.93%	8.66%
Return After Taxes on Distributions and Sale of
Fund Shares	6.43%	7.66%
Barclays Capital U.S. Aggregate Bond Index	6.54%	5.36%
Lifecycle Index Retirement Income Fund Composite Index	10.28%	10.10%
Institutional Class (Inception: September 30, 2009)
Return Before Taxes	9.96%	9.70%
Premier Class (Inception: September 30, 2009)
Return Before Taxes	9.81%	9.55%

Current performance of the Fund’s shares may be higher or lower than that shown above.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect during the periods shown and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(a), 401(k) or 403(b) plans or Individual Retirement Accounts (IRAs). After-tax returns are shown for only one class and after-tax returns for other classes will vary.

PORTFOLIO MANAGEMENT

Investment Adviser. The Fund’s investment adviser is Teachers Advisors, Inc.

Portfolio Managers. The following persons manage the Fund on a day-to-day basis:

Name:	Hans Erickson, CFA	John Cunniff, CFA	Pablo Mitchell
Title:	Managing Director	Managing Director	Director
Experience on Fund:	since 2009	since 2009	since 2009

PURCHASE AND SALE OF FUND SHARES

Retirement Class and Premier Class shares are generally available for purchase through employee benefit plans or other types of savings plans or accounts. Institutional Class shares are available for purchase directly from the Fund by certain eligible investors or through financial intermediaries.

• There is no minimum initial or subsequent investment for Retirement Class shares. Retirement Class shares are primarily offered through employer-sponsored employee benefit plans.

• There is a $100 million aggregate plan size and $5 million initial minimum plan-level investment requirement for Premier Class shares. Premier Class

TIAA-CREF Lifecycle Index Funds  ■  Prospectus     13

shares are offered through certain financial intermediaries and employer-sponsored employee benefit plans.

• The minimum initial investment is $2 million and the minimum subsequent investment is $1,000 for Institutional Class shares, unless an investor purchases shares by or through financial intermediaries that have entered into an appropriate agreement with the Fund or its affiliates.

Redeeming Shares. You can redeem (sell) your shares of the Fund at any time. If your shares are held through a third party, please contact that person for applicable redemption requirements. If your shares are held directly with the Fund, contact the Fund directly in writing or by telephone.

Exchanging Shares. You can exchange shares of the Fund for the same class of shares of any other funds offered by the TIAA-CREF Funds at any time, subject to the limitations described in the Market Timing/Excessive Trading Policy section in the statutory prospectus or any limitations imposed by a third party when shares are held through a third party. Exchanges involving shares of the Fund held less than 60 calendar days may be subject to the Redemption Fee addressed in “Fees and Expenses” above.

TAX INFORMATION

The Fund intends to make distributions to shareholders that may be taxed as ordinary income or capital gains. Distributions made to tax-exempt shareholders or shareholders who hold Fund shares in a tax-deferred account are generally not subject to income tax in the current year, but redemptions made from tax-deferred accounts may be subject to income tax.

PAYMENTS TO BROKER-DEALERS AND OTHER
FINANCIAL INTERMEDIARY COMPENSATION

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conﬂict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

14     Prospectus  ■  TIAA-CREF Lifecycle Index Funds

SUMMARY INFORMATION

TIAA-CREF LIFECYCLE INDEX 2010 FUND

of the TIAA-CREF Funds

INVESTMENT OBJECTIVE

The Lifecycle Index 2010 Fund seeks high total return over time through a combination of capital appreciation and income.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (deducted directly from gross amount of transaction)

	Retirement Class	Premier Class	Institutional Class
Maximum Sales Charge Imposed on Purchases (percentage of offering price)	0%	0%	0%
Maximum Deferred Sales Charge	0%	0%	0%
Maximum Sales Charge Imposed on Reinvested Dividends and Other Distributions	0%	0%	0%
Redemption or Exchange Fee	0%	0%	0%
Maximum Account Fee	0%	0%	0%

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)

	Retirement Class	Premier Class	Institutional Class
Management Fees	0.10%	0.10%	0.10%
Distribution (Rule 12b-1) Fees[1]	0.05%	0.15%	—
Other Expenses	1.07%	0.79%	0.70%
Acquired Fund Fees and Expenses[2]	0.12%	0.12%	0.12%
Total Annual Fund Operating Expenses	1.34%	1.16%	0.92%
Waivers and Expense Reimbursements[3,4]	0.90%	0.82%	0.73%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.44%	0.34%	0.19%

1 The Retirement Class of the Fund has adopted a Distribution (12b-1) Plan that compensates the Fund’s distributor, Teachers Personal Investors Services, Inc. (“TPIS”), for providing distribution, promotional and/or shareholder services to the Retirement Class shares at the annual rate of 0.05% of average daily

TIAA-CREF Lifecycle Index Funds  ■  Prospectus     15

net assets attributable to Retirement Class shares. In addition, TPIS has contractually agreed not to seek payment of this fee under the Plan for Retirement Class shares through September 30, 2012. This agreement may not be continued after that date.

2 “Acquired Fund Fees and Expenses” are the Fund’s proportionate amount of the expenses of the underlying funds in which the Fund invests. These expenses are not paid directly by Fund shareholders. Instead, Fund shareholders bear these expenses indirectly because the expenses reduce the performance of the underlying funds in which the Fund invests.

3 Teachers Advisors, Inc. (“Advisors”), the Fund’s investment adviser, has contractually agreed to reimburse the Fund for any Total Annual Fund Operating Expenses (excluding Acquired Fund Fees and Expenses and extraordinary expenses) that exceed: (i) 0.35% of average daily net assets for Retirement Class shares; (ii) 0.25% of average daily net assets for Premier Class shares; and (iii) 0.10% of average daily net assets for Institutional Class shares of the Fund. These expense reimbursement arrangements will continue through at least September 30, 2012, unless changed with approval of the Board of Trustees.

4 In addition to the expense reimbursement arrangements, Advisors has contractually agreed to waive a portion of the Fund’s Management Fees equal to, on an annual basis, 0.03%. This waiver will remain in effect through September 30, 2012, unless changed with approval of the Board of Trustees.

Example

This example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses, before expense reimbursements, remain the same. The example assumes that the Fund’s fee waiver agreement and expense reimbursement agreement will remain in place through September 30, 2012 but that there will be no waiver or expense reimbursement agreement in effect thereafter. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Retirement Class	Premier Class	Institutional Class
1 Year	$45	$35	$19
3 Years	$273	$230	$169
5 Years	$587	$503	$387
10 Years	$1,478	$1,284	$1,017

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the fiscal year ended September 30, 2010, the Fund’s portfolio turnover rate was 43% of the average value of its portfolio.

16     Prospectus  ■  TIAA-CREF Lifecycle Index Funds

PRINCIPAL INVESTMENT STRATEGIES

The Fund is a “fund of funds” that invests in Institutional Class shares of other funds of the TIAA-CREF Funds and potentially in other investment pools or investment products (collectively, the “Underlying Funds”). In general, the Fund is designed for investors who have a specific target retirement year in mind, and the Fund’s investments are adjusted from more aggressive to more conservative over time as a target retirement year approaches and for approximately seven to ten years afterwards. The Fund invests in Underlying Funds according to an asset allocation strategy designed for investors retiring or planning to retire in or within a few years of 2010. The Fund has a policy of investing at least 80% of its assets (net assets, plus the amount of any borrowings for investment purposes) in Underlying Funds that are managed to seek investment returns that track particular market indices.

The Fund expects to allocate approximately 49.00% of its assets to equity Underlying Funds and 51.00% of its assets to fixed-income Underlying Funds. These allocations represent targets for equity and fixed-income asset classes. Target allocations will change over time and actual allocations may vary up to 10% from the targets. The target allocations along the investment glidepath, illustrated in the chart below, for the Fund will gradually become more conservative, moving to target allocations of approximately 50% equity/50% fixed-income in its target retirement year of 2010 and reaching its final target allocation of approximately 40% equity/60% fixed-income at some point from 2017 to 2020. Within the equity and fixed-income asset classes, the Fund allocates its investments to particular market sectors (U.S. equity, international equity, fixed-income and inflation-protected assets) represented by various Underlying Funds. These market sector allocations may vary by up to 10% from the Fund’s target market sector allocations. The Fund’s target market sector allocations, which will change over time, are approximately as follows: U.S. Equity: 36.75%; International Equity: 12.25%; Fixed-Income: 44.60%; and Inflation-Protected Assets: 6.40%. Investors should note that the allocations above in this paragraph are expected to be as of June 30 of the current year.

The Fund’s target market sector allocations to Underlying Funds may include the TIAA-CREF Equity Index Fund (U.S. Equity); International Equity Index Fund and Emerging Markets Equity Index Fund (International Equity); Bond Index Fund (Fixed-Income); and Inflation-Linked Bond Fund (Inflation-Protected Assets).

Additional or replacement Underlying Funds for each market sector, as well as additional or replacement market sectors, may be included when making future allocations if Advisors believes that such Underlying Funds and/or market sectors are appropriate in light of the Fund’s desired levels of risk and potential return at the particular time. The Fund’s portfolio management team may also add a new market sector if it believes that will help to achieve the Fund’s investment objective. The relative allocations among Underlying Funds within a market sector may be changed at any time without notice to

TIAA-CREF Lifecycle Index Funds  ■  Prospectus     17

shareholders. If 10% or more of a Fund’s assets are expected to be invested in any Underlying Fund or market sectors not listed above, shareholders will receive prior notice of such change.

The Fund’s asset class allocations, market sector allocations within each asset class, and Underlying Fund allocations within each market sector are listed in the chart below and are as of December 31 of the prior year. These allocations will change over time.

Asset Class	Allocation	Market Sector	Allocation	Underlying Funds	Allocation
EQUITY	49.48%	U.S. Equity	37.06%	• Equity Index Fund	37.06%
		International Equity	12.42%	• International Equity Index Fund	12.42%
FIXED-INCOME	50.52%	Fixed-Income	44.35%	• Bond Index Fund	44.35%
		Inflation-Protected Assets	6.17%	• Inflation-Linked Bond Fund	6.17%
Total	100.00%		100.00%		100.00%

The following chart shows how the investment glidepath for the Fund is expected to gradually move the Fund’s target allocations over time between the different target market sector allocations. The actual market sector allocations of the Fund may differ from this chart. The Fund seeks to achieve its final target market sector allocations seven to ten years following the target date.

The Fund is designed to accommodate investors who invest in a fund up to their target retirement date, and plan to make gradual systematic withdrawals in retirement. In addition, investors should note that the Fund will continue to have a significant level of equity exposure up to, through and after its target retirement date, and this exposure could cause significant fluctuations in the value of the Fund depending on the performance of the equity markets generally.

Approximately seven to ten years after the Fund enters its target retirement year, the Board of Trustees may authorize the merger of the Fund into the Lifecycle Index Retirement Income Fund or other similar fund. Fund

18     Prospectus  ■  TIAA-CREF Lifecycle Index Funds

shareholders will receive prior notice of any such merger. The Lifecycle Index Retirement Income Fund is designed to maintain a stable conservative allocation among the Underlying Funds. More detailed information about the Lifecycle Index Retirement Income Fund is contained in the prospectus for that fund.

PRINCIPAL INVESTMENT RISKS

You could lose money over short or long periods by investing in this Fund. Accordingly, an investment in the Fund, or the Fund’s portfolio securities, typically is subject to the following principal investment risks:

• Asset Allocation Risk—The risk that the Fund may not achieve its target allocations. In addition, there is the risk that the asset allocations may not achieve the desired risk-return characteristic or that the selection of Underlying Funds and the allocations among them will result in the Fund underperforming other similar funds or cause an investor to lose money.

• Index Risk—The risk that the Underlying Fund’s performance will not correspond to its benchmark index for any period of time and may underperform such index or the overall stock market. Additionally, to the extent that the Underlying Fund’s investments vary from the composition of its benchmark index, the Underlying Fund’s performance could potentially vary from the index’s performance to a greater extent than if the Underlying Fund merely attempted to replicate the index.

• Equity Securities Risk—A portion of the assets of the Fund is allocated to Underlying Funds investing primarily in equity securities. Therefore, the value of the Fund may increase or decrease as a result of its indirect interest in equity securities.

• Market Risk—The risk that market prices of securities held by the Underlying Fund may fall rapidly or unpredictably due to a variety of factors, including changing economic, political or market conditions.

• Company Risk (often called Financial Risk)—The risk that the issuer’s earnings prospects and overall financial position will deteriorate, causing a decline in the value of the security over short or extended periods of time.

• Foreign Investment Risk—Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, currency, market or economic developments and can result in greater price volatility and perform differently from securities of U.S. issuers. This risk may be heightened in emerging or developing markets.

• Emerging Markets Risk—The risk of foreign investment often increases in countries with emerging markets. For example, these countries may have more unstable governments than developed countries, and their economies may be based on only a few industries.

TIAA-CREF Lifecycle Index Funds  ■  Prospectus     19

Because their securities markets may be very small, share prices of issuers in emerging market countries may be volatile and difficult to determine. Securities of issuers in these countries may be less liquid than securities of issuers in more developed countries. In addition, foreign investors such as the Fund are subject to a variety of special restrictions in many such countries.

• Large-Cap Risk—The risk that large-capitalization companies are more mature and may grow more slowly than the economy as a whole and tend to go in and out of favor based on market and economic conditions.

• Mid-Cap Risk—The risk that the stocks of mid-capitalization companies often have greater price volatility, lower trading volume, and less liquidity than the stocks of larger, more established companies.

• Small-Cap Risk—The risk that the stocks of small-capitalization companies often experience greater price volatility than large- or mid-sized companies because small-cap companies are often newer or less established than larger companies and are likely to have more limited resources, products and markets. Securities of small-cap companies are often less liquid than securities of larger companies as a result of there being a smaller market for their securities.

• Fixed-Income Securities Risk—A portion of the assets of the Fund is allocated to Underlying Funds investing primarily in fixed-income securities. Therefore, the value of the Fund may increase or decrease as a result of its indirect interest in fixed-income securities.

• Interest Rate Risk (a type of Market Risk)—The risk that increases in interest rates can cause the prices of fixed-income securities to decline.

• Income Volatility Risk—The risk that the level of current income from a portfolio of fixed-income securities declines in certain interest rate environments.

• Credit Risk (a type of Company Risk)—The risk that the issuer of bonds may not be able to meet interest or principal payments when the bonds become due.

• Market Volatility, Liquidity and Valuation Risk (types of Market Risk)—The risk that volatile or dramatic reductions in trading activity make it difficult for the Underlying Fund to properly value the portfolio securities in which it invests and that the Underlying Fund may not be able to purchase or sell a security at an attractive price, if at all.

• Call Risk—The risk that, during periods of falling interest rates, an issuer may call (or repay) a fixed-income security prior to maturity, resulting in a decline in the Underlying Fund’s income.

20     Prospectus  ■  TIAA-CREF Lifecycle Index Funds

• Prepayment Risk—The risk that during periods of falling interest rates, borrowers pay off their mortgage loans sooner than expected, forcing the Underlying Fund to reinvest the unanticipated proceeds at lower interest rates and resulting in a decline in income.

• Extension Risk—The risk that during periods of rising interest rates, borrowers pay off their mortgage loans later than expected, preventing an Underlying Fund from reinvesting principal proceeds at higher interest rates and resulting in less income than potentially available.

• Special Risks for Inflation-Indexed Bonds—The risk that interest payments on, or market values of, inflation-indexed bonds decline because of a decline in inflation (or deflation) or changes in investors’ inflation expectations. In addition, inflation indices may not reflect the true rate of inflation.

• Active Management Risk—The risk that securities selection by the Fund or an Underlying Fund’s investment adviser could cause the Fund or an Underlying Fund to underperform its benchmark index or mutual funds with similar investment objectives.

• Quantitative Analysis Risk—The risk that stocks selected by the Fund or the Underlying Fund’s investment adviser using quantitative modeling and analysis could perform differently from the market as a whole.

• Derivatives Risk—The risks associated with investing in derivatives may be different and greater than the risks associated with directly investing in the underlying securities and other instruments. The Underlying Funds may use futures and options, and the Underlying Funds may also use more complex derivatives such as swaps that might present liquidity, credit and counterparty risk.

There can be no assurances that the Fund or an Underlying Fund will achieve its investment objective. You should not consider the Fund to be a complete investment program. Please see the non-summary portion of the prospectus for more detailed information about the risks described above.

PAST PERFORMANCE

The following chart and table help illustrate some of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. The bar chart shows the annual total returns of the Retirement Class of the Fund, before taxes, in each full calendar year since inception of the class. Because the expenses vary across share classes, the performance of the Retirement Class will vary from the other share classes. Below the bar chart are the best and worst returns for a calendar quarter since inception of the Retirement Class. The performance table following the bar chart shows the Fund’s average annual total returns for the Retirement, Institutional and Premier Classes over the one-year, five-year, ten-year and since-inception periods (where applicable) ended December 31, 2010, and how those returns compare to those of broad-based securities market indices and a composite index based on the Fund’s target

TIAA-CREF Lifecycle Index Funds  ■  Prospectus     21

allocations. After-tax performance is shown only for the Retirement Class shares, and after-tax returns for the other Classes of shares will vary from the after-tax returns presented for Retirement Class shares.

The returns shown below reflect previous agreements by the Fund’s investment adviser to waive or reimburse the Fund and certain Underlying Funds for certain fees and expenses. Without these waivers and reimbursements, the returns of the Fund would have been lower. Past performance of the Fund (before and after taxes) is not necessarily an indication of how it will perform in the future. The benchmark indices listed below are unmanaged, and you cannot invest directly in an index. The returns for the indices reflect no deduction for fees, expenses or taxes. Market indices representing the market sectors in the equity and fixed-income asset classes described above are used to formulate a composite benchmark index for the Fund (the Composite Index), based on the Fund’s target allocations among the market sectors.

For performance during periods commencing February 1, 2011, the MSCI EAFE® + EM Index is replacing the MSCI EAFE® Index in the Composite Index as the market sector index component for International Equity.

For current performance information of each share class, including performance to the most recent month-end, please visit www.tiaa-cref.org.

ANNUAL TOTAL RETURNS FOR THE RETIREMENT CLASS SHARES (%)

Lifecycle Index 2010 Fund

Best quarter: 7.77%, for the quarter ended September 30, 2010. Worst quarter: -4.56%, for the quarter ended June 30, 2010.

22     Prospectus  ■  TIAA-CREF Lifecycle Index Funds

AVERAGE ANNUAL TOTAL RETURNS

For the Periods Ended December 31, 2010

	One Year	Since Inception
Retirement Class (Inception: September 30, 2009)
Return Before Taxes	10.48%	10.48%
Return After Taxes on Distributions	10.08%	10.07%
Return After Taxes on Distributions and Sale of
Fund Shares	6.99%	8.76%
Barclays Capital U.S. Aggregate Bond Index	6.54%	5.36%
Lifecycle Index 2010 Fund Composite Index	11.04%	11.10%
Institutional Class (Inception: September 30, 2009)
Return Before Taxes	10.77%	10.76%
Premier Class (Inception: September 30, 2009)
Return Before Taxes	10.63%	10.62%

Current performance of the Fund’s shares may be higher or lower than that shown above.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect during the periods shown and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(a), 401(k) or 403(b) plans or Individual Retirement Accounts (IRAs). After-tax returns are shown for only one class and after-tax returns for other classes will vary.

PORTFOLIO MANAGEMENT

Investment Adviser. The Fund’s investment adviser is Teachers Advisors, Inc.

Portfolio Managers. The following persons manage the Fund on a day-to-day basis:

Name:	Hans Erickson, CFA	John Cunniff, CFA	Pablo Mitchell
Title:	Managing Director	Managing Director	Director
Experience on Fund:	since 2009	since 2009	since 2009

PURCHASE AND SALE OF FUND SHARES

Retirement Class and Premier Class shares are generally available for purchase through employee benefit plans or other types of savings plans or accounts. Institutional Class shares are available for purchase directly from the Fund by certain eligible investors or through financial intermediaries.

• There is no minimum initial or subsequent investment for Retirement Class shares. Retirement Class shares are primarily offered through employer-sponsored employee benefit plans.

• There is a $100 million aggregate plan size and $5 million initial minimum plan-level investment requirement for Premier Class shares. Premier Class

TIAA-CREF Lifecycle Index Funds  ■  Prospectus     23

shares are offered through certain financial intermediaries and employer-sponsored employee benefit plans.

• The minimum initial investment is $2 million and the minimum subsequent investment is $1,000 for Institutional Class shares, unless an investor purchases shares by or through financial intermediaries that have entered into an appropriate agreement with the Fund or its affiliates.

Redeeming Shares. You can redeem (sell) your shares of the Fund at any time. If your shares are held through a third party, please contact that person for applicable redemption requirements. If your shares are held directly with the Fund, contact the Fund directly in writing or by telephone.

Exchanging Shares. You can exchange shares of the Fund for the same class of shares of any other funds offered by the TIAA-CREF Funds at any time, subject to the limitations described in the Market Timing/Excessive Trading Policy section in the statutory prospectus or any limitations imposed by a third party when shares are held through a third party. Exchanges involving shares of the Fund held less than 60 calendar days may be subject to the Redemption Fee addressed in “Fees and Expenses” above.

TAX INFORMATION

The Fund intends to make distributions to shareholders that may be taxed as ordinary income or capital gains. Distributions made to tax-exempt shareholders or shareholders who hold Fund shares in a tax-deferred account are generally not subject to income tax in the current year, but redemptions made from tax-deferred accounts may be subject to income tax.

PAYMENTS TO BROKER-DEALERS AND OTHER
FINANCIAL INTERMEDIARY COMPENSATION

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conﬂict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

24     Prospectus  ■  TIAA-CREF Lifecycle Index Funds

SUMMARY INFORMATION

TIAA-CREF LIFECYCLE INDEX 2015 FUND

of the TIAA-CREF Funds

INVESTMENT OBJECTIVE

The Lifecycle Index 2015 Fund seeks high total return over time through a combination of capital appreciation and income.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (deducted directly from gross amount of transaction)

	Retirement Class	Premier Class	Institutional Class
Maximum Sales Charge Imposed on Purchases (percentage of offering price)	0%	0%	0%
Maximum Deferred Sales Charge	0%	0%	0%
Maximum Sales Charge Imposed on Reinvested Dividends and Other Distributions	0%	0%	0%
Redemption or Exchange Fee	0%	0%	0%
Maximum Account Fee	0%	0%	0%

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)

	Retirement Class	Premier Class	Institutional Class
Management Fees	0.10%	0.10%	0.10%
Distribution (Rule 12b-1) Fees[1]	0.05%	0.15%	—
Other Expenses	0.92%	0.65%	0.54%
Acquired Fund Fees and Expenses[2]	0.11%	0.11%	0.11%
Total Annual Fund Operating Expenses	1.18%	1.01%	0.75%
Waivers and Expense Reimbursements[3,4]	0.74%	0.67%	0.56%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.44%	0.34%	0.19%

1 The Retirement Class of the Fund has adopted a Distribution (12b-1) Plan that compensates the Fund’s distributor, Teachers Personal Investors Services, Inc. (“TPIS”), for providing distribution, promotional and/or shareholder services to the Retirement Class shares at the annual rate of 0.05% of average daily

TIAA-CREF Lifecycle Index Funds  ■  Prospectus     25

net assets attributable to Retirement Class shares. In addition, TPIS has contractually agreed not to seek payment of this fee under the Plan for Retirement Class shares through September 30, 2012. This agreement may not be continued after that date.

2 “Acquired Fund Fees and Expenses” are the Fund’s proportionate amount of the expenses of the underlying funds in which the Fund invests. These expenses are not paid directly by Fund shareholders. Instead, Fund shareholders bear these expenses indirectly because the expenses reduce the performance of the underlying funds in which the Fund invests.

3 Teachers Advisors, Inc. (“Advisors”), the Fund’s investment adviser, has contractually agreed to reimburse the Fund for any Total Annual Fund Operating Expenses (excluding Acquired Fund Fees and Expenses and extraordinary expenses) that exceed: (i) 0.35% of average daily net assets for Retirement Class shares; (ii) 0.25% of average daily net assets for Premier Class shares; and (iii) 0.10% of average daily net assets for Institutional Class shares of the Fund. These expense reimbursement arrangements will continue through at least September 30, 2012, unless changed with approval of the Board of Trustees.

4 In addition to the expense reimbursement arrangements, Advisors has contractually agreed to waive a portion of the Fund’s Management Fees equal to, on an annual basis, 0.02%. This waiver will remain in effect through September 30, 2012, unless changed with approval of the Board of Trustees.

Example

This example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses, before expense reimbursements, remain the same. The example assumes that the Fund’s fee waiver agreement and expense reimbursement agreement will remain in place through September 30, 2012 but that there will be no waiver or expense reimbursement agreement in effect thereafter. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Retirement Class	Premier Class	Institutional Class
1 Year	$45	$35	$19
3 Years	$250	$208	$144
5 Years	$527	$447	$323
10 Years	$1,319	$1,132	$841

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the fiscal year ended September 30, 2010, the Fund’s portfolio turnover rate was 23% of the average value of its portfolio.

26     Prospectus  ■  TIAA-CREF Lifecycle Index Funds

PRINCIPAL INVESTMENT STRATEGIES

The Fund is a “fund of funds” that invests in Institutional Class shares of other funds of the TIAA-CREF Funds and potentially in other investment pools or investment products (collectively, the “Underlying Funds”). In general, the Fund is designed for investors who have a specific target retirement year in mind, and the Fund’s investments are adjusted from more aggressive to more conservative over time as a target retirement year approaches and for approximately seven to ten years afterwards. The Fund invests in Underlying Funds according to an asset allocation strategy designed for investors retiring or planning to retire in or within a few years of 2015. The Fund has a policy of investing at least 80% of its assets (net assets, plus the amount of any borrowings for investment purposes) in Underlying Funds that are managed to seek investment returns that track particular market indices.

The Fund expects to allocate approximately 56.40% of its assets to equity Underlying Funds and 43.60% of its assets to fixed-income Underlying Funds. These allocations represent targets for equity and fixed-income asset classes. Target allocations will change over time and actual allocations may vary up to 10% from the targets. The target allocations along the investment glidepath, illustrated in the chart below, for the Fund will gradually become more conservative, moving to target allocations of approximately 50% equity/50% fixed-income in its target retirement year of 2015 and reaching its final target allocation of approximately 40% equity/60% fixed-income at some point from 2022 to 2025. Within the equity and fixed-income asset classes, the Fund allocates its investments to particular market sectors (U.S. equity, international equity, fixed-income and inflation-protected assets) represented by various Underlying Funds. These market sector allocations may vary by up to 10% from the Fund’s target market sector allocations. The Fund’s target market sector allocations, which will change over time, are approximately as follows: U.S. Equity: 42.30%; International Equity: 14.10%; Fixed-Income: 39.20%; and Inflation-Protected Assets: 4.40%. Investors should note that the allocations above in this paragraph are expected to be as of June 30 of the current year.

The Fund’s target market sector allocations to Underlying Funds may include the TIAA-CREF Equity Index Fund (U.S. Equity); International Equity Index Fund and Emerging Markets Equity Index Fund (International Equity); Bond Index Fund (Fixed-Income); and Inflation-Linked Bond Fund (Inflation-Protected Assets).

Additional or replacement Underlying Funds for each market sector, as well as additional or replacement market sectors, may be included when making future allocations if Advisors believes that such Underlying Funds and/or market sectors are appropriate in light of the Fund’s desired levels of risk and potential return at the particular time. The Fund’s portfolio management team may also add a new market sector if it believes that will help to achieve the Fund’s investment objective. The relative allocations among Underlying Funds within a market sector may be changed at any time without notice to

TIAA-CREF Lifecycle Index Funds  ■  Prospectus     27

shareholders. If 10% or more of a Fund’s assets are expected to be invested in any Underlying Fund or market sectors not listed above, shareholders will receive prior notice of such change.

The Fund’s asset class allocations, market sector allocations within each asset class, and Underlying Fund allocations within each market sector are listed in the chart below and are as of December 31 of the prior year. These allocations will change over time.

Asset Class	Allocation	Market Sector	Allocation	Underlying Funds	Allocation
EQUITY	57.47%	U.S. Equity	43.05%	• Equity Index Fund	43.05%
		International Equity	14.42%	• International Equity Index Fund	14.42%
FIXED-INCOME	42.53%	Fixed-Income	38.38%	• Bond Index Fund	38.38%
		Inflation-Protected Assets	4.15%	• Inflation-Linked Bond Fund	4.15%
Total	100.00%		100.00%		100.00%

The following chart shows how the investment glidepath for the Fund is expected to gradually move the Fund’s target allocations over time between the different target market sector allocations. The actual market sector allocations of the Fund may differ from this chart. The Fund seeks to achieve its final target market sector allocations seven to ten years following the target date.

The Fund is designed to accommodate investors who invest in a fund up to their target retirement date, and plan to make gradual systematic withdrawals in retirement. In addition, investors should note that the Fund will continue to have a significant level of equity exposure up to, through and after its target retirement date, and this exposure could cause significant fluctuations in the value of the Fund depending on the performance of the equity markets generally.

Approximately seven to ten years after the Fund enters its target retirement year, the Board of Trustees may authorize the merger of the Fund into the

28     Prospectus  ■  TIAA-CREF Lifecycle Index Funds

Lifecycle Index Retirement Income Fund or other similar fund. Fund shareholders will receive prior notice of any such merger. The Lifecycle Index Retirement Income Fund is designed to maintain a stable conservative allocation among the Underlying Funds. More detailed information about the Lifecycle Index Retirement Income Fund is contained in the prospectus for that fund.

PRINCIPAL INVESTMENT RISKS

You could lose money over short or long periods by investing in this Fund. Accordingly, an investment in the Fund, or the Fund’s portfolio securities, typically is subject to the following principal investment risks:

• Asset Allocation Risk—The risk that the Fund may not achieve its target allocations. In addition, there is the risk that the asset allocations may not achieve the desired risk-return characteristic or that the selection of Underlying Funds and the allocations among them will result in the Fund underperforming other similar funds or cause an investor to lose money.

• Index Risk—The risk that the Underlying Fund’s performance will not correspond to its benchmark index for any period of time and may underperform such index or the overall stock market. Additionally, to the extent that the Underlying Fund’s investments vary from the composition of its benchmark index, the Underlying Fund’s performance could potentially vary from the index’s performance to a greater extent than if the Underlying Fund merely attempted to replicate the index.

• Equity Securities Risk—A portion of the assets of the Fund is allocated to Underlying Funds investing primarily in equity securities. Therefore, the value of the Fund may increase or decrease as a result of its indirect interest in equity securities.

• Market Risk—The risk that market prices of securities held by the Underlying Fund may fall rapidly or unpredictably due to a variety of factors, including changing economic, political or market conditions.

• Company Risk (often called Financial Risk)—The risk that the issuer’s earnings prospects and overall financial position will deteriorate, causing a decline in the value of the security over short or extended periods of time.

• Foreign Investment Risk—Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, currency, market or economic developments and can result in greater price volatility and perform differently from securities of U.S. issuers. This risk may be heightened in emerging or developing markets.

• Emerging Markets Risk—The risk of foreign investment often increases in countries with emerging markets. For example, these countries may have more unstable governments than developed

TIAA-CREF Lifecycle Index Funds  ■  Prospectus     29

countries, and their economies may be based on only a few industries. Because their securities markets may be very small, share prices of issuers in emerging market countries may be volatile and difficult to determine. Securities of issuers in these countries may be less liquid than securities of issuers in more developed countries. In addition, foreign investors such as the Fund are subject to a variety of special restrictions in many such countries.

• Large-Cap Risk—The risk that large-capitalization companies are more mature and may grow more slowly than the economy as a whole and tend to go in and out of favor based on market and economic conditions.

• Mid-Cap Risk—The risk that the stocks of mid-capitalization companies often have greater price volatility, lower trading volume, and less liquidity than the stocks of larger, more established companies.

• Small-Cap Risk—The risk that the stocks of small-capitalization companies often experience greater price volatility than large- or mid-sized companies because small-cap companies are often newer or less established than larger companies and are likely to have more limited resources, products and markets. Securities of small-cap companies are often less liquid than securities of larger companies as a result of there being a smaller market for their securities.

• Fixed-Income Securities Risk—A portion of the assets of the Fund is allocated to Underlying Funds investing primarily in fixed-income securities. Therefore, the value of the Fund may increase or decrease as a result of its indirect interest in fixed-income securities.

• Interest Rate Risk (a type of Market Risk)—The risk that increases in interest rates can cause the prices of fixed-income securities to decline.

• Income Volatility Risk—The risk that the level of current income from a portfolio of fixed-income securities declines in certain interest rate environments.

• Credit Risk (a type of Company Risk)—The risk that the issuer of bonds may not be able to meet interest or principal payments when the bonds become due.

• Market Volatility, Liquidity and Valuation Risk (types of Market Risk)—The risk that volatile or dramatic reductions in trading activity make it difficult for the Underlying Fund to properly value the portfolio securities in which it invests and that the Underlying Fund may not be able to purchase or sell a security at an attractive price, if at all.

• Call Risk—The risk that, during periods of falling interest rates, an issuer may call (or repay) a fixed-income security prior to maturity, resulting in a decline in the Underlying Fund’s income.

30     Prospectus  ■  TIAA-CREF Lifecycle Index Funds

• Prepayment Risk—The risk that during periods of falling interest rates, borrowers pay off their mortgage loans sooner than expected, forcing the Underlying Fund to reinvest the unanticipated proceeds at lower interest rates and resulting in a decline in income.

• Extension Risk—The risk that during periods of rising interest rates, borrowers pay off their mortgage loans later than expected, preventing an Underlying Fund from reinvesting principal proceeds at higher interest rates and resulting in less income than potentially available.

• Special Risks for Inflation-Indexed Bonds—The risk that interest payments on, or market values of, inflation-indexed bonds decline because of a decline in inflation (or deflation) or changes in investors’ inflation expectations. In addition, inflation indices may not reflect the true rate of inflation.

• Active Management Risk—The risk that securities selection by the Fund or an Underlying Fund’s investment adviser could cause the Fund or an Underlying Fund to underperform its benchmark index or mutual funds with similar investment objectives.

• Quantitative Analysis Risk—The risk that stocks selected by the Fund or the Underlying Fund’s investment adviser using quantitative modeling and analysis could perform differently from the market as a whole.

• Derivatives Risk—The risks associated with investing in derivatives may be different and greater than the risks associated with directly investing in the underlying securities and other instruments. The Underlying Funds may use futures and options, and the Underlying Funds may also use more complex derivatives such as swaps that might present liquidity, credit and counterparty risk.

There can be no assurances that the Fund or an Underlying Fund will achieve its investment objective. You should not consider the Fund to be a complete investment program. Please see the non-summary portion of the prospectus for more detailed information about the risks described above.

PAST PERFORMANCE

The following chart and table help illustrate some of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. The bar chart shows the annual total returns of the Retirement Class of the Fund, before taxes, in each full calendar year since inception of the class. Because the expenses vary across share classes, the performance of the Retirement Class will vary from the other share classes. Below the bar chart are the best and worst returns for a calendar quarter since inception of the Retirement Class. The performance table following the bar chart shows the Fund’s average annual total returns for the Retirement, Institutional and Premier Classes over the one-year, five-year, ten-year and since-inception periods (where applicable) ended December 31, 2010, and how those returns compare to those of broad-based securities market indices and a composite index based on the Fund’s target

TIAA-CREF Lifecycle Index Funds  ■  Prospectus     31

allocations. After-tax performance is shown only for the Retirement Class shares, and after-tax returns for the other Classes of shares will vary from the after-tax returns presented for Retirement Class shares.

The returns shown below reflect previous agreements by the Fund’s investment adviser to waive or reimburse the Fund and certain Underlying Funds for certain fees and expenses. Without these waivers and reimbursements, the returns of the Fund would have been lower. Past performance of the Fund (before and after taxes) is not necessarily an indication of how it will perform in the future. The benchmark indices listed below are unmanaged, and you cannot invest directly in an index. The returns for the indices reflect no deduction for fees, expenses or taxes. Market indices representing the market sectors in the equity and fixed-income asset classes described above are used to formulate a composite benchmark index for the Fund (the Composite Index), based on the Fund’s target allocations among the market sectors. For performance during periods commencing February 1, 2011, the MSCI EAFE® + EM Index is replacing the MSCI EAFE® Index in the Composite Index as the market sector index component for International Equity.

For current performance information of each share class, including performance to the most recent month-end, please visit www.tiaa-cref.org.

ANNUAL TOTAL RETURNS FOR THE RETIREMENT CLASS SHARES (%)

Lifecycle Index 2015 Fund

Best quarter: 8.63%, for the quarter ended September 30, 2010. Worst quarter: -5.85%, for the quarter ended June 30, 2010.

32     Prospectus  ■  TIAA-CREF Lifecycle Index Funds

AVERAGE ANNUAL TOTAL RETURNS

For the Periods Ended December 31, 2010

	One Year	Since Inception
Retirement Class (Inception: September 30, 2009)
Return Before Taxes	11.03%	11.20%
Return After Taxes on Distributions	10.66%	10.84%
Return After Taxes on Distributions and Sale of
Fund Shares	7.38%	9.42%
Russell 3000® Index	16.93%	18.61%
Lifecycle Index 2015 Fund Composite Index	11.65%	11.89%
Institutional Class (Inception: September 30, 2009)
Return Before Taxes	11.31%	11.48%
Premier Class (Inception: September 30, 2009)
Return Before Taxes	11.18%	11.34%

Current performance of the Fund’s shares may be higher or lower than that shown above.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect during the periods shown and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(a), 401(k) or 403(b) plans or Individual Retirement Accounts (IRAs). After-tax returns are shown for only one class and after-tax returns for other classes will vary.

PORTFOLIO MANAGEMENT

Investment Adviser. The Fund’s investment adviser is Teachers Advisors, Inc.

Portfolio Managers. The following persons manage the Fund on a day-to-day basis:

Name:	Hans Erickson, CFA	John Cunniff, CFA	Pablo Mitchell
Title:	Managing Director	Managing Director	Director
Experience on Fund:	since 2009	since 2009	since 2009

PURCHASE AND SALE OF FUND SHARES

Retirement Class and Premier Class shares are generally available for purchase through employee benefit plans or other types of savings plans or accounts. Institutional Class shares are available for purchase directly from the Fund by certain eligible investors or through financial intermediaries.

• There is no minimum initial or subsequent investment for Retirement Class shares. Retirement Class shares are primarily offered through employer-sponsored employee benefit plans.

• There is a $100 million aggregate plan size and $5 million initial minimum plan-level investment requirement for Premier Class shares. Premier Class

TIAA-CREF Lifecycle Index Funds  ■  Prospectus     33

shares are offered through certain financial intermediaries and employer-sponsored employee benefit plans.

• The minimum initial investment is $2 million and the minimum subsequent investment is $1,000 for Institutional Class shares, unless an investor purchases shares by or through financial intermediaries that have entered into an appropriate agreement with the Fund or its affiliates.

Redeeming Shares. You can redeem (sell) your shares of the Fund at any time. If your shares are held through a third party, please contact that person for applicable redemption requirements. If your shares are held directly with the Fund, contact the Fund directly in writing or by telephone.

Exchanging Shares. You can exchange shares of the Fund for the same class of shares of any other funds offered by the TIAA-CREF Funds at any time, subject to the limitations described in the Market Timing/Excessive Trading Policy section in the statutory prospectus or any limitations imposed by a third party when shares are held through a third party. Exchanges involving shares of the Fund held less than 60 calendar days may be subject to the Redemption Fee addressed in “Fees and Expenses” above.

TAX INFORMATION

The Fund intends to make distributions to shareholders that may be taxed as ordinary income or capital gains. Distributions made to tax-exempt shareholders or shareholders who hold Fund shares in a tax-deferred account are generally not subject to income tax in the current year, but redemptions made from tax-deferred accounts may be subject to income tax.

PAYMENTS TO BROKER-DEALERS AND OTHER
FINANCIAL INTERMEDIARY COMPENSATION

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conﬂict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

34     Prospectus  ■  TIAA-CREF Lifecycle Index Funds

SUMMARY INFORMATION

TIAA-CREF LIFECYCLE INDEX 2020 FUND

of the TIAA-CREF Funds

INVESTMENT OBJECTIVE

The Lifecycle Index 2020 Fund seeks high total return over time through a combination of capital appreciation and income.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (deducted directly from gross amount of transaction)

	Retirement Class	Premier Class	Institutional Class
Maximum Sales Charge Imposed on Purchases (percentage of offering price)	0%	0%	0%
Maximum Deferred Sales Charge	0%	0%	0%
Maximum Sales Charge Imposed on Reinvested Dividends and Other Distributions	0%	0%	0%
Redemption or Exchange Fee	0%	0%	0%
Maximum Account Fee	0%	0%	0%

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)

	Retirement Class	Premier Class	Institutional Class
Management Fees	0.10%	0.10%	0.10%
Distribution (Rule 12b-1) Fees[1]	0.05%	0.15%	—
Other Expenses	0.91%	0.60%	0.52%
Acquired Fund Fees and Expenses[2]	0.10%	0.10%	0.10%
Total Annual Fund Operating Expenses	1.16%	0.95%	0.72%
Waivers and Expense Reimbursements[3,4]	0.72%	0.61%	0.53%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.44%	0.34%	0.19%

1 The Retirement Class of the Fund has adopted a Distribution (12b-1) Plan that compensates the Fund’s distributor, Teachers Personal Investors Services, Inc. (“TPIS”), for providing distribution, promotional and/or shareholder services to the Retirement Class shares at the annual rate of 0.05% of average daily

TIAA-CREF Lifecycle Index Funds  ■  Prospectus     35

net assets attributable to Retirement Class shares. In addition, TPIS has contractually agreed not to seek payment of this fee under the Plan for Retirement Class shares through September 30, 2012. This agreement may not be continued after that date.

2 “Acquired Fund Fees and Expenses” are the Fund’s proportionate amount of the expenses of the underlying funds in which the Fund invests. These expenses are not paid directly by Fund shareholders. Instead, Fund shareholders bear these expenses indirectly because the expenses reduce the performance of the underlying funds in which the Fund invests.

3 Teachers Advisors, Inc. (“Advisors”), the Fund’s investment adviser, has contractually agreed to reimburse the Fund for any Total Annual Fund Operating Expenses (excluding Acquired Fund Fees and Expenses and extraordinary expenses) that exceed: (i) 0.35% of average daily net assets for Retirement Class shares; (ii) 0.25% of average daily net assets for Premier Class shares; and (iii) 0.10% of average daily net assets for Institutional Class shares of the Fund. These expense reimbursement arrangements will continue through at least September 30, 2012, unless changed with approval of the Board of Trustees.

4 In addition to the expense reimbursement arrangements, Advisors has contractually agreed to waive a portion of the Fund’s Management Fees equal to, on an annual basis, 0.01%. This waiver will remain in effect through September 30, 2012, unless changed with approval of the Board of Trustees.

Example

This example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses, before expense reimbursements, remain the same. The example assumes that the Fund’s fee waiver agreement and expense reimbursement agreement will remain in place through September 30, 2012 but that there will be no waiver or expense reimbursement agreement in effect thereafter. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Retirement Class	Premier Class	Institutional Class
1 Year	$45	$35	$19
3 Years	$247	$199	$139
5 Years	$520	$424	$311
10 Years	$1,299	$1,071	$809

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the fiscal year ended September 30, 2010, the Fund’s portfolio turnover rate was 22% of the average value of its portfolio.

36     Prospectus  ■  TIAA-CREF Lifecycle Index Funds

PRINCIPAL INVESTMENT STRATEGIES

The Fund is a “fund of funds” that invests in Institutional Class shares of other funds of the TIAA-CREF Funds and potentially in other investment pools or investment products (collectively, the “Underlying Funds”). In general, the Fund is designed for investors who have a specific target retirement year in mind, and the Fund’s investments are adjusted from more aggressive to more conservative over time as a target retirement year approaches and for approximately seven to ten years afterwards. The Fund invests in Underlying Funds according to an asset allocation strategy designed for investors retiring or planning to retire in or within a few years of 2020. The Fund has a policy of investing at least 80% of its assets (net assets, plus the amount of any borrowings for investment purposes) in Underlying Funds that are managed to seek investment returns that track particular market indices.

The Fund expects to allocate approximately 64.40% of its assets to equity Underlying Funds and 35.60% of its assets to fixed-income Underlying Funds. These allocations represent targets for equity and fixed-income asset classes. Target allocations will change over time and actual allocations may vary up to 10% from the targets. The target allocations along the investment glidepath, illustrated in the chart below, for the Fund will gradually become more conservative, moving to target allocations of approximately 50% equity/50% fixed-income in its target retirement year of 2020 and reaching its final target allocation of approximately 40% equity/60% fixed-income at some point from 2027 to 2030. Within the equity and fixed-income asset classes, the Fund allocates its investments to particular market sectors (U.S. equity, international equity, fixed-income and inflation-protected assets) represented by various Underlying Funds. These market sector allocations may vary by up to 10% from the Fund’s target market sector allocations. The Fund’s target market sector allocations, which will change over time, are approximately as follows: U.S. Equity: 48.30%; International Equity: 16.10%; Fixed-Income: 33.20%; and Inflation-Protected Assets: 2.40%. Investors should note that the allocations above in this paragraph are expected to be as of June 30 of the current year.

The Fund’s target market sector allocations to Underlying Funds may include the TIAA-CREF Equity Index Fund (U.S. Equity); International Equity Index Fund and Emerging Markets Equity Index Fund (International Equity); Bond Index Fund (Fixed-Income); and Inflation-Linked Bond Fund (Inflation-Protected Assets).

Additional or replacement Underlying Funds for each market sector, as well as additional or replacement market sectors, may be included when making future allocations if Advisors believes that such Underlying Funds and/or market sectors are appropriate in light of the Fund’s desired levels of risk and potential return at the particular time. The Fund’s portfolio management team may also add a new market sector if it believes that will help to achieve the Fund’s investment objective. The relative allocations among Underlying Funds within a market sector may be changed at any time without notice to

TIAA-CREF Lifecycle Index Funds  ■  Prospectus     37

shareholders. If 10% or more of a Fund’s assets are expected to be invested in any Underlying Fund or market sectors not listed above, shareholders will receive prior notice of such change.

The Fund’s asset class allocations, market sector allocations within each asset class, and Underlying Fund allocations within each market sector are listed in the chart below and are as of December 31 of the prior year. These allocations will change over time.

Asset Class	Allocation	Market Sector	Allocation	Underlying Funds	Allocation
EQUITY	65.55%	U.S. Equity	49.12%	• Equity Index Fund	49.12%
		International Equity	16.43%	• International Equity Index Fund	16.43%
FIXED-INCOME	34.45%	Fixed-Income	32.30%	• Bond Index Fund	32.30%
		Inflation-Protected Assets	2.15%	• Inflation-Linked Bond Fund	2.15%
Total	100.00%		100.00%		100.00%

The following chart shows how the investment glidepath for the Fund is expected to gradually move the Fund’s target allocations over time between the different target market sector allocations. The actual market sector allocations of the Fund may differ from this chart. The Fund seeks to achieve its final target market sector allocations seven to ten years following the target date.

The Fund is designed to accommodate investors who invest in a fund up to their target retirement date, and plan to make gradual systematic withdrawals in retirement. In addition, investors should note that the Fund will continue to have a significant level of equity exposure up to, through and after its target retirement date, and this exposure could cause significant fluctuations in the value of the Fund depending on the performance of the equity markets generally.

Approximately seven to ten years after the Fund enters its target retirement year, the Board of Trustees may authorize the merger of the Fund into the Lifecycle Index Retirement Income Fund or other similar fund. Fund

38     Prospectus  ■  TIAA-CREF Lifecycle Index Funds

shareholders will receive prior notice of any such merger. The Lifecycle Index Retirement Income Fund is designed to maintain a stable conservative allocation among the Underlying Funds. More detailed information about the Lifecycle Index Retirement Income Fund is contained in the prospectus for that fund.

PRINCIPAL INVESTMENT RISKS

You could lose money over short or long periods by investing in this Fund. Accordingly, an investment in the Fund, or the Fund’s portfolio securities, typically is subject to the following principal investment risks:

• Asset Allocation Risk—The risk that the Fund may not achieve its target allocations. In addition, there is the risk that the asset allocations may not achieve the desired risk-return characteristic or that the selection of Underlying Funds and the allocations among them will result in the Fund underperforming other similar funds or cause an investor to lose money.

• Index Risk—The risk that the Underlying Fund’s performance will not correspond to its benchmark index for any period of time and may underperform such index or the overall stock market. Additionally, to the extent that the Underlying Fund’s investments vary from the composition of its benchmark index, the Underlying Fund’s performance could potentially vary from the index’s performance to a greater extent than if the Underlying Fund merely attempted to replicate the index.

• Equity Securities Risk—A portion of the assets of the Fund is allocated to Underlying Funds investing primarily in equity securities. Therefore, the value of the Fund may increase or decrease as a result of its indirect interest in equity securities.

• Market Risk—The risk that market prices of securities held by the Underlying Fund may fall rapidly or unpredictably due to a variety of factors, including changing economic, political or market conditions.

• Company Risk (often called Financial Risk)—The risk that the issuer’s earnings prospects and overall financial position will deteriorate, causing a decline in the value of the security over short or extended periods of time.

• Foreign Investment Risk—Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, currency, market or economic developments and can result in greater price volatility and perform differently from securities of U.S. issuers. This risk may be heightened in emerging or developing markets.

• Emerging Markets Risk—The risk of foreign investment often increases in countries with emerging markets. For example, these countries may have more unstable governments than developed countries, and their economies may be based on only a few industries.

TIAA-CREF Lifecycle Index Funds  ■  Prospectus     39

Because their securities markets may be very small, share prices of issuers in emerging market countries may be volatile and difficult to determine. Securities of issuers in these countries may be less liquid than securities of issuers in more developed countries. In addition, foreign investors such as the Fund are subject to a variety of special restrictions in many such countries.

• Large-Cap Risk—The risk that large-capitalization companies are more mature and may grow more slowly than the economy as a whole and tend to go in and out of favor based on market and economic conditions.

• Mid-Cap Risk—The risk that the stocks of mid-capitalization companies often have greater price volatility, lower trading volume, and less liquidity than the stocks of larger, more established companies.

• Small-Cap Risk—The risk that the stocks of small-capitalization companies often experience greater price volatility than large- or mid-sized companies because small-cap companies are often newer or less established than larger companies and are likely to have more limited resources, products and markets. Securities of small-cap companies are often less liquid than securities of larger companies as a result of there being a smaller market for their securities.

• Fixed-Income Securities Risk—A portion of the assets of the Fund is allocated to Underlying Funds investing primarily in fixed-income securities. Therefore, the value of the Fund may increase or decrease as a result of its indirect interest in fixed-income securities.

• Interest Rate Risk (a type of Market Risk)—The risk that increases in interest rates can cause the prices of fixed-income securities to decline.

• Income Volatility Risk—The risk that the level of current income from a portfolio of fixed-income securities declines in certain interest rate environments.

• Credit Risk (a type of Company Risk)—The risk that the issuer of bonds may not be able to meet interest or principal payments when the bonds become due.

• Market Volatility, Liquidity and Valuation Risk (types of Market Risk)—The risk that volatile or dramatic reductions in trading activity make it difficult for the Underlying Fund to properly value the portfolio securities in which it invests and that the Underlying Fund may not be able to purchase or sell a security at an attractive price, if at all.

• Call Risk—The risk that, during periods of falling interest rates, an issuer may call (or repay) a fixed-income security prior to maturity, resulting in a decline in the Underlying Fund’s income.

40     Prospectus  ■  TIAA-CREF Lifecycle Index Funds

• Prepayment Risk—The risk that during periods of falling interest rates, borrowers pay off their mortgage loans sooner than expected, forcing the Underlying Fund to reinvest the unanticipated proceeds at lower interest rates and resulting in a decline in income.

• Extension Risk—The risk that during periods of rising interest rates, borrowers pay off their mortgage loans later than expected, preventing an Underlying Fund from reinvesting principal proceeds at higher interest rates and resulting in less income than potentially available.

• Special Risks for Inflation-Indexed Bonds—The risk that interest payments on, or market values of, inflation-indexed bonds decline because of a decline in inflation (or deflation) or changes in investors’ inflation expectations. In addition, inflation indices may not reflect the true rate of inflation.

• Active Management Risk—The risk that securities selection by the Fund or an Underlying Fund’s investment adviser could cause the Fund or an Underlying Fund to underperform its benchmark index or mutual funds with similar investment objectives.

• Quantitative Analysis Risk—The risk that stocks selected by the Fund or the Underlying Fund’s investment adviser using quantitative modeling and analysis could perform differently from the market as a whole.

• Derivatives Risk—The risks associated with investing in derivatives may be different and greater than the risks associated with directly investing in the underlying securities and other instruments. The Underlying Funds may use futures and options, and the Underlying Funds may also use more complex derivatives such as swaps that might present liquidity, credit and counterparty risk.

There can be no assurances that the Fund or an Underlying Fund will achieve its investment objective. You should not consider the Fund to be a complete investment program. Please see the non-summary portion of the prospectus for more detailed information about the risks described above.

PAST PERFORMANCE

The following chart and table help illustrate some of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. The bar chart shows the annual total returns of the Retirement Class of the Fund, before taxes, in each full calendar year since inception of the class. Because the expenses vary across share classes, the performance of the Retirement Class will vary from the other share classes. Below the bar chart are the best and worst returns for a calendar quarter since inception of the Retirement Class. The performance table following the bar chart shows the Fund’s average annual total returns for the Retirement, Institutional and Premier Classes over the one-year, five-year, ten-year and since-inception periods (where applicable) ended December 31, 2010, and how those returns compare to those of broad-based securities market indices and a composite index based on the Fund’s target

TIAA-CREF Lifecycle Index Funds  ■  Prospectus     41

allocations. After-tax performance is shown only for the Retirement Class shares, and after-tax returns for the other Classes of shares will vary from the after-tax returns presented for Retirement Class shares.

The returns shown below reflect previous agreements by the Fund’s investment adviser to waive or reimburse the Fund and certain Underlying Funds for certain fees and expenses. Without these waivers and reimbursements, the returns of the Fund would have been lower. Past performance of the Fund (before and after taxes) is not necessarily an indication of how it will perform in the future. The benchmark indices listed below are unmanaged, and you cannot invest directly in an index. The returns for the indices reflect no deduction for fees, expenses or taxes. Market indices representing the market sectors in the equity and fixed-income asset classes described above are used to formulate a composite benchmark index for the Fund (the Composite Index), based on the Fund’s target allocations among the market sectors. For performance during periods commencing February 1, 2011, the MSCI EAFE® + EM Index is replacing the MSCI EAFE® Index in the Composite Index as the market sector index component for International Equity.

For current performance information of each share class, including performance to the most recent month-end, please visit www.tiaa-cref.org.

ANNUAL TOTAL RETURNS FOR THE RETIREMENT CLASS SHARES (%)

Lifecycle Index 2020 Fund

Best quarter: 9.39%, for the quarter ended September 30, 2010. Worst quarter: -6.95%, for the quarter ended June 30, 2010.

42     Prospectus  ■  TIAA-CREF Lifecycle Index Funds

AVERAGE ANNUAL TOTAL RETURNS

For the Periods Ended December 31, 2010

	One Year	Since Inception
Retirement Class (Inception: September 30, 2009)
Return Before Taxes	11.69%	12.02%
Return After Taxes on Distributions	11.35%	11.68%
Return After Taxes on Distributions and Sale of
Fund Shares	7.84%	10.14%
Russell 3000® Index	16.93%	18.61%
Lifecycle Index 2020 Fund Composite Index	12.27%	12.68%
Institutional Class (Inception: September 30, 2009)
Return Before Taxes	11.97%	12.30%
Premier Class (Inception: September 30, 2009)
Return Before Taxes	11.74%	12.08%

Current performance of the Fund’s shares may be higher or lower than that shown above.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect during the periods shown and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(a), 401(k) or 403(b) plans or Individual Retirement Accounts (IRAs). After-tax returns are shown for only one class and after-tax returns for other classes will vary.

PORTFOLIO MANAGEMENT

Investment Adviser. The Fund’s investment adviser is Teachers Advisors, Inc.

Portfolio Managers. The following persons manage the Fund on a day-to-day basis:

Name:	Hans Erickson, CFA	John Cunniff, CFA	Pablo Mitchell
Title:	Managing Director	Managing Director	Director
Experience on Fund:	since 2009	since 2009	since 2009

PURCHASE AND SALE OF FUND SHARES

Retirement Class and Premier Class shares are generally available for purchase through employee benefit plans or other types of savings plans or accounts. Institutional Class shares are available for purchase directly from the Fund by certain eligible investors or through financial intermediaries.

• There is no minimum initial or subsequent investment for Retirement Class shares. Retirement Class shares are primarily offered through employer-sponsored employee benefit plans.

• There is a $100 million aggregate plan size and $5 million initial minimum plan-level investment requirement for Premier Class shares. Premier Class

TIAA-CREF Lifecycle Index Funds  ■  Prospectus     43

shares are offered through certain financial intermediaries and employer-sponsored employee benefit plans.

• The minimum initial investment is $2 million and the minimum subsequent investment is $1,000 for Institutional Class shares, unless an investor purchases shares by or through financial intermediaries that have entered into an appropriate agreement with the Fund or its affiliates.

Redeeming Shares. You can redeem (sell) your shares of the Fund at any time. If your shares are held through a third party, please contact that person for applicable redemption requirements. If your shares are held directly with the Fund, contact the Fund directly in writing or by telephone.

Exchanging Shares. You can exchange shares of the Fund for the same class of shares of any other funds offered by the TIAA-CREF Funds at any time, subject to the limitations described in the Market Timing/Excessive Trading Policy section in the statutory prospectus or any limitations imposed by a third party when shares are held through a third party. Exchanges involving shares of the Fund held less than 60 calendar days may be subject to the Redemption Fee addressed in “Fees and Expenses” above.

TAX INFORMATION

The Fund intends to make distributions to shareholders that may be taxed as ordinary income or capital gains. Distributions made to tax-exempt shareholders or shareholders who hold Fund shares in a tax-deferred account are generally not subject to income tax in the current year, but redemptions made from tax-deferred accounts may be subject to income tax.

PAYMENTS TO BROKER-DEALERS AND OTHER
FINANCIAL INTERMEDIARY COMPENSATION

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conﬂict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

44     Prospectus  ■  TIAA-CREF Lifecycle Index Funds

SUMMARY INFORMATION

TIAA-CREF LIFECYCLE INDEX 2025 FUND

of the TIAA-CREF Funds

INVESTMENT OBJECTIVE

The Lifecycle Index 2025 Fund seeks high total return over time through a combination of capital appreciation and income.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (deducted directly from gross amount of transaction)

	Retirement Class	Premier Class	Institutional Class
Maximum Sales Charge Imposed on Purchases (percentage of offering price)	0%	0%	0%
Maximum Deferred Sales Charge	0%	0%	0%
Maximum Sales Charge Imposed on Reinvested Dividends and Other Distributions	0%	0%	0%
Redemption or Exchange Fee	0%	0%	0%
Maximum Account Fee	0%	0%	0%

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)

	Retirement Class	Premier Class	Institutional Class
Management Fees	0.10%	0.10%	0.10%
Distribution (Rule 12b-1) Fees[1]	0.05%	0.15%	—
Other Expenses	0.95%	0.64%	0.55%
Acquired Fund Fees and Expenses[2]	0.10%	0.10%	0.10%
Total Annual Fund Operating Expenses	1.20%	0.99%	0.75%
Waivers and Expense Reimbursements[3,4]	0.76%	0.65%	0.56%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.44%	0.34%	0.19%

1 The Retirement Class of the Fund has adopted a Distribution (12b-1) Plan that compensates the Fund’s distributor, Teachers Personal Investors Services, Inc. (“TPIS”), for providing distribution, promotional and/or shareholder services to the Retirement Class shares at the annual rate of 0.05% of average daily

TIAA-CREF Lifecycle Index Funds  ■  Prospectus     45

net assets attributable to Retirement Class shares. In addition, TPIS has contractually agreed not to seek payment of this fee under the Plan for Retirement Class shares through September 30, 2012. This agreement may not be continued after that date.

2 “Acquired Fund Fees and Expenses” are the Fund’s proportionate amount of the expenses of the underlying funds in which the Fund invests. These expenses are not paid directly by Fund shareholders. Instead, Fund shareholders bear these expenses indirectly because the expenses reduce the performance of the underlying funds in which the Fund invests.

3 Teachers Advisors, Inc. (“Advisors”), the Fund’s investment adviser, has contractually agreed to reimburse the Fund for any Total Annual Fund Operating Expenses (excluding Acquired Fund Fees and Expenses and extraordinary expenses) that exceed: (i) 0.35% of average daily net assets for Retirement Class shares; (ii) 0.25% of average daily net assets for Premier Class shares; and (iii) 0.10% of average daily net assets for Institutional Class shares of the Fund. These expense reimbursement arrangements will continue through at least September 30, 2012, unless changed with approval of the Board of Trustees.

4 In addition to the expense reimbursement arrangements, Advisors has contractually agreed to waive a portion of the Fund’s Management Fees equal to, on an annual basis, 0.01%. This waiver will remain in effect through September 30, 2012, unless changed with approval of the Board of Trustees.

Example

This example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses, before expense reimbursements, remain the same. The example assumes that the Fund’s fee waiver agreement and expense reimbursement agreement will remain in place through September 30, 2012 but that there will be no waiver or expense reimbursement agreement in effect thereafter. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Retirement Class	Premier Class	Institutional Class
1 Year	$45	$35	$19
3 Years	$252	$205	$144
5 Years	$535	$439	$323
10 Years	$1,339	$1,112	$841

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the fiscal year ended September 30, 2010, the Fund’s portfolio turnover rate was 16% of the average value of its portfolio.

46     Prospectus  ■  TIAA-CREF Lifecycle Index Funds

PRINCIPAL INVESTMENT STRATEGIES

The Fund is a “fund of funds” that invests in Institutional Class shares of other funds of the TIAA-CREF Funds and potentially in other investment pools or investment products (collectively, the “Underlying Funds”). In general, the Fund is designed for investors who have a specific target retirement year in mind, and the Fund’s investments are adjusted from more aggressive to more conservative over time as a target retirement year approaches and for approximately seven to ten years afterwards. The Fund invests in Underlying Funds according to an asset allocation strategy designed for investors retiring or planning to retire in or within a few years of 2025. The Fund has a policy of investing at least 80% of its assets (net assets, plus the amount of any borrowings for investment purposes) in Underlying Funds that are managed to seek investment returns that track particular market indices.

The Fund expects to allocate approximately 72.40% of its assets to equity Underlying Funds and 27.60% of its assets to fixed-income Underlying Funds. These allocations represent targets for equity and fixed-income asset classes. Target allocations will change over time and actual allocations may vary up to 10% from the targets. The target allocations along the investment glidepath, illustrated in the chart below, for the Fund will gradually become more conservative, moving to target allocations of approximately 50% equity/50% fixed-income in its target retirement year of 2025 and reaching its final target allocation of approximately 40% equity/60% fixed-income at some point from 2032 to 2035. Within the equity and fixed-income asset classes, the Fund allocates its investments to particular market sectors (U.S. equity, international equity, fixed-income, and inflation-protected assets) represented by various Underlying Funds. These market sector allocations may vary by up to 10% from the Fund’s target market sector allocations. The Fund’s target market sector allocations, which will change over time, are approximately as follows: U.S. Equity: 54.30%; International Equity: 18.10%; Fixed-Income: 27.20%; and Inflation-Protected Assets: 0.40%. Investors should note that the allocations above in this paragraph are expected to be as of June 30 of the current year.

The Fund’s target market sector allocations to Underlying Funds may include the TIAA-CREF Equity Index Fund (U.S. Equity); International Equity Index Fund and Emerging Markets Equity Index Fund (International Equity); Bond Index Fund (Fixed-Income); and Inflation-Linked Bond Fund (Inflation-Protected Assets).

Additional or replacement Underlying Funds for each market sector, as well as additional or replacement market sectors, may be included when making future allocations if Advisors believes that such Underlying Funds and/or market sectors are appropriate in light of the Fund’s desired levels of risk and potential return at the particular time. The Fund’s portfolio management team may also add a new market sector if it believes that will help to achieve the Fund’s investment objective. The relative allocations among Underlying Funds within a market sector may be changed at any time without notice to

TIAA-CREF Lifecycle Index Funds  ■  Prospectus     47

shareholders. If 10% or more of a Fund’s assets are expected to be invested in any Underlying Fund or market sectors not listed above, shareholders will receive prior notice of such change.

The Fund’s asset class allocations, market sector allocations within each asset class, and Underlying Fund allocations within each market sector are listed in the chart below and are as of December 31 of the prior year. These allocations will change over time.

Asset Class	Allocation	Market Sector	Allocation	Underlying Funds	Allocation
EQUITY	73.48%	U.S. Equity	54.99%	• Equity Index Fund	54.99%
		International Equity	18.49%	• International Equity Index Fund	18.49%
FIXED-INCOME	26.52%	Fixed-Income	26.35%	• Bond Index Fund	26.35%
		Inflation-Protected Assets	0.17%	• Inflation-Linked Bond Fund	0.17%
Total	100.00%		100.00%		100.00%

The following chart shows how the investment glidepath for the Fund is expected to gradually move the Fund’s target allocations over time between the different target market sector allocations. The actual market sector allocations of the Fund may differ from this chart. The Fund seeks to achieve its final target market sector allocations seven to ten years following the target date.

The Fund is designed to accommodate investors who invest in a fund up to their target retirement date, and plan to make gradual systematic withdrawals in retirement. In addition, investors should note that the Fund will continue to have a significant level of equity exposure up to, through and after its target retirement date, and this exposure could cause significant fluctuations in the value of the Fund depending on the performance of the equity markets generally.

Approximately seven to ten years after the Fund enters its target retirement year, the Board of Trustees may authorize the merger of the Fund into the

48     Prospectus  ■  TIAA-CREF Lifecycle Index Funds

Lifecycle Index Retirement Income Fund or other similar fund. Fund shareholders will receive prior notice of any such merger. The Lifecycle Index Retirement Income Fund is designed to maintain a stable conservative allocation among the Underlying Funds. More detailed information about the Lifecycle Index Retirement Income Fund is contained in the prospectus for that fund.

PRINCIPAL INVESTMENT RISKS

You could lose money over short or long periods by investing in this Fund. Accordingly, an investment in the Fund, or the Fund’s portfolio securities, typically is subject to the following principal investment risks:

• Asset Allocation Risk—The risk that the Fund may not achieve its target allocations. In addition, there is the risk that the asset allocations may not achieve the desired risk-return characteristic or that the selection of Underlying Funds and the allocations among them will result in the Fund underperforming other similar funds or cause an investor to lose money.

• Index Risk—The risk that the Underlying Fund’s performance will not correspond to its benchmark index for any period of time and may underperform such index or the overall stock market. Additionally, to the extent that the Underlying Fund’s investments vary from the composition of its benchmark index, the Underlying Fund’s performance could potentially vary from the index’s performance to a greater extent than if the Underlying Fund merely attempted to replicate the index.

• Equity Securities Risk—A portion of the assets of the Fund is allocated to Underlying Funds investing primarily in equity securities. Therefore, the value of the Fund may increase or decrease as a result of its indirect interest in equity securities.

• Market Risk—The risk that market prices of securities held by the Underlying Fund may fall rapidly or unpredictably due to a variety of factors, including changing economic, political or market conditions.

• Company Risk (often called Financial Risk)—The risk that the issuer’s earnings prospects and overall financial position will deteriorate, causing a decline in the value of the security over short or extended periods of time.

• Foreign Investment Risk—Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, currency, market or economic developments and can result in greater price volatility and perform differently from securities of U.S. issuers. This risk may be heightened in emerging or developing markets.

• Emerging Markets Risk—The risk of foreign investment often increases in countries with emerging markets. For example, these countries may have more unstable governments than developed

TIAA-CREF Lifecycle Index Funds  ■  Prospectus     49

countries, and their economies may be based on only a few industries. Because their securities markets may be very small, share prices of issuers in emerging market countries may be volatile and difficult to determine. Securities of issuers in these countries may be less liquid than securities of issuers in more developed countries. In addition, foreign investors such as the Fund are subject to a variety of special restrictions in many such countries.

• Large-Cap Risk—The risk that large-capitalization companies are more mature and may grow more slowly than the economy as a whole and tend to go in and out of favor based on market and economic conditions.

• Mid-Cap Risk—The risk that the stocks of mid-capitalization companies often have greater price volatility, lower trading volume, and less liquidity than the stocks of larger, more established companies.

• Small-Cap Risk—The risk that the stocks of small-capitalization companies often experience greater price volatility than large- or mid-sized companies because small-cap companies are often newer or less established than larger companies and are likely to have more limited resources, products and markets. Securities of small-cap companies are often less liquid than securities of larger companies as a result of there being a smaller market for their securities.

• Fixed-Income Securities Risk—A portion of the assets of the Fund is allocated to Underlying Funds investing primarily in fixed-income securities. Therefore, the value of the Fund may increase or decrease as a result of its indirect interest in fixed-income securities.

• Interest Rate Risk (a type of Market Risk)—The risk that increases in interest rates can cause the prices of fixed-income securities to decline.

• Income Volatility Risk—The risk that the level of current income from a portfolio of fixed-income securities declines in certain interest rate environments.

• Credit Risk (a type of Company Risk)—The risk that the issuer of bonds may not be able to meet interest or principal payments when the bonds become due.

• Market Volatility, Liquidity and Valuation Risk (types of Market Risk)—The risk that volatile or dramatic reductions in trading activity make it difficult for the Underlying Fund to properly value the portfolio securities in which it invests and that the Underlying Fund may not be able to purchase or sell a security at an attractive price, if at all.

• Call Risk—The risk that, during periods of falling interest rates, an issuer may call (or repay) a fixed-income security prior to maturity, resulting in a decline in the Underlying Fund’s income.

50     Prospectus  ■  TIAA-CREF Lifecycle Index Funds

• Prepayment Risk—The risk that during periods of falling interest rates, borrowers pay off their mortgage loans sooner than expected, forcing the Underlying Fund to reinvest the unanticipated proceeds at lower interest rates and resulting in a decline in income.

• Extension Risk—The risk that during periods of rising interest rates, borrowers pay off their mortgage loans later than expected, preventing an Underlying Fund from reinvesting principal proceeds at higher interest rates and resulting in less income than potentially available.

• Special Risks for Inflation-Indexed Bonds—The risk that interest payments on, or market values of, inflation-indexed bonds decline because of a decline in inflation (or deflation) or changes in investors’ inflation expectations. In addition, inflation indices may not reflect the true rate of inflation.

• Active Management Risk—The risk that securities selection by the Fund or an Underlying Fund’s investment adviser could cause the Fund or an Underlying Fund to underperform its benchmark index or mutual funds with similar investment objectives.

• Quantitative Analysis Risk—The risk that stocks selected by the Fund or the Underlying Fund’s investment adviser using quantitative modeling and analysis could perform differently from the market as a whole.

• Derivatives Risk—The risks associated with investing in derivatives may be different and greater than the risks associated with directly investing in the underlying securities and other instruments. The Underlying Funds may use futures and options, and the Underlying Funds may also use more complex derivatives such as swaps that might present liquidity, credit and counterparty risk.

There can be no assurances that the Fund or an Underlying Fund will achieve its investment objective. You should not consider the Fund to be a complete investment program. Please see the non-summary portion of the prospectus for more detailed information about the risks described above.

PAST PERFORMANCE

The following chart and table help illustrate some of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. The bar chart shows the annual total returns of the Retirement Class of the Fund, before taxes, in each full calendar year since inception of the class. Because the expenses vary across share classes, the performance of the Retirement Class will vary from the other share classes. Below the bar chart are the best and worst returns for a calendar quarter since inception of the Retirement Class. The performance table following the bar chart shows the Fund’s average annual total returns for the Retirement, Institutional and Premier Classes over the one-year, five-year, ten-year and since-inception periods (where applicable) ended December 31, 2010, and how those returns compare to those of broad-based securities market indices and a composite index based on the Fund’s target

TIAA-CREF Lifecycle Index Funds  ■  Prospectus     51

allocations. After-tax performance is shown only for the Retirement Class shares, and after-tax returns for the other Classes of shares will vary from the after-tax returns presented for Retirement Class shares.

The returns shown below reflect previous agreements by the Fund’s investment adviser to waive or reimburse the Fund and certain Underlying Funds for certain fees and expenses. Without these waivers and reimbursements, the returns of the Fund would have been lower. Past performance of the Fund (before and after taxes) is not necessarily an indication of how it will perform in the future. The benchmark indices listed below are unmanaged, and you cannot invest directly in an index. The returns for the indices reflect no deduction for fees, expenses or taxes. Market indices representing the market sectors in the equity and fixed-income asset classes described above are used to formulate a composite benchmark index for the Fund (the Composite Index), based on the Fund’s target allocations among the market sectors. For performance during periods commencing February 1, 2011, the MSCI EAFE® + EM Index is replacing the MSCI EAFE® Index in the Composite Index as the market sector index component for International Equity.

For current performance information of each share class, including performance to the most recent month-end, please visit www.tiaa-cref.org.

ANNUAL TOTAL RETURNS FOR THE RETIREMENT CLASS SHARES (%)

Lifecycle Index 2025 Fund

Best quarter: 10.18%, for the quarter ended September 30, 2010. Worst quarter: -8.22%, for the quarter ended June 30, 2010.

52     Prospectus  ■  TIAA-CREF Lifecycle Index Funds

AVERAGE ANNUAL TOTAL RETURNS

For the Periods Ended December 31, 2010

	One Year	Since Inception
Retirement Class (Inception: September 30, 2009)
Return Before Taxes	12.31%	12.83%
Return After Taxes on Distributions	11.98%	12.49%
Return After Taxes on Distributions and Sale of
Fund Shares	8.28%	10.85%
Russell 3000® Index	16.93%	18.61%
Lifecycle Index 2025 Fund Composite Index	12.86%	13.46%
Institutional Class (Inception: September 30, 2009)
Return Before Taxes	12.59%	13.11%
Premier Class (Inception: September 30, 2009)
Return Before Taxes	12.46%	12.97%

Current performance of the Fund’s shares may be higher or lower than that shown above.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect during the periods shown and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(a), 401(k) or 403(b) plans or Individual Retirement Accounts (IRAs). After-tax returns are shown for only one class and after-tax returns for other classes will vary.

PORTFOLIO MANAGEMENT

Investment Adviser. The Fund’s investment adviser is Teachers Advisors, Inc.

Portfolio Managers. The following persons manage the Fund on a day-to-day basis:

Name:	Hans Erickson, CFA	John Cunniff, CFA	Pablo Mitchell
Title:	Managing Director	Managing Director	Director

Experience on Fund:	since 2009	since 2009	since 2009

PURCHASE AND SALE OF FUND SHARES

Retirement Class and Premier Class shares are generally available for purchase through employee benefit plans or other types of savings plans or accounts. Institutional Class shares are available for purchase directly from the Fund by certain eligible investors or through financial intermediaries.

• There is no minimum initial or subsequent investment for Retirement Class shares. Retirement Class shares are primarily offered through employer-sponsored employee benefit plans.

• There is a $100 million aggregate plan size and $5 million initial minimum plan-level investment requirement for Premier Class shares. Premier Class

TIAA-CREF Lifecycle Index Funds  ■  Prospectus     53

shares are offered through certain financial intermediaries and employer-sponsored employee benefit plans.

• The minimum initial investment is $2 million and the minimum subsequent investment is $1,000 for Institutional Class shares, unless an investor purchases shares by or through financial intermediaries that have entered into an appropriate agreement with the Fund or its affiliates.

Redeeming Shares. You can redeem (sell) your shares of the Fund at any time. If your shares are held through a third party, please contact that person for applicable redemption requirements. If your shares are held directly with the Fund, contact the Fund directly in writing or by telephone.

Exchanging Shares. You can exchange shares of the Fund for the same class of shares of any other funds offered by the TIAA-CREF Funds at any time, subject to the limitations described in the Market Timing/Excessive Trading Policy section in the statutory prospectus or any limitations imposed by a third party when shares are held through a third party. Exchanges involving shares of the Fund held less than 60 calendar days may be subject to the Redemption Fee addressed in “Fees and Expenses” above.

TAX INFORMATION

The Fund intends to make distributions to shareholders that may be taxed as ordinary income or capital gains. Distributions made to tax-exempt shareholders or shareholders who hold Fund shares in a tax-deferred account are generally not subject to income tax in the current year, but redemptions made from tax-deferred accounts may be subject to income tax.

PAYMENTS TO BROKER-DEALERS AND OTHER
FINANCIAL INTERMEDIARY COMPENSATION

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conﬂict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

54     Prospectus  ■  TIAA-CREF Lifecycle Index Funds

SUMMARY INFORMATION

TIAA-CREF LIFECYCLE INDEX 2030 FUND

of the TIAA-CREF Funds

INVESTMENT OBJECTIVE

The Lifecycle Index 2030 Fund seeks high total return over time through a combination of capital appreciation and income.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (deducted directly from gross amount of transaction)

	Retirement Class	Premier Class	Institutional Class
Maximum Sales Charge Imposed on Purchases (percentage of offering price)	0%	0%	0%
Maximum Deferred Sales Charge	0%	0%	0%
Maximum Sales Charge Imposed on Reinvested Dividends and Other Distributions	0%	0%	0%
Redemption or Exchange Fee	0%	0%	0%
Maximum Account Fee	0%	0%	0%

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)

	Retirement Class	Premier Class	Institutional Class
Management Fees	0.10%	0.10%	0.10%
Distribution (Rule 12b-1) Fees[1]	0.05%	0.15%	—
Other Expenses	0.86%	0.58%	0.49%
Acquired Fund Fees and Expenses[2]	0.09%	0.09%	0.09%
Total Annual Fund Operating Expenses	1.10%	0.92%	0.68%
Waivers and Expense Reimbursements[3]	0.66%	0.58%	0.49%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.44%	0.34%	0.19%

1 The Retirement Class of the Fund has adopted a Distribution (12b-1) Plan that compensates the Fund’s distributor, Teachers Personal Investors Services, Inc. (“TPIS”), for providing distribution, promotional and/or shareholder services to the Retirement Class shares at the annual rate of 0.05% of average daily

TIAA-CREF Lifecycle Index Funds  ■  Prospectus     55

net assets attributable to Retirement Class shares. In addition, TPIS has contractually agreed not to seek payment of this fee under the Plan for Retirement Class shares through September 30, 2012. This agreement may not be continued after that date.

2 “Acquired Fund Fees and Expenses” are the Fund’s proportionate amount of the expenses of the underlying funds in which the Fund invests. These expenses are not paid directly by Fund shareholders. Instead, Fund shareholders bear these expenses indirectly because the expenses reduce the performance of the underlying funds in which the Fund invests.

3 Teachers Advisors, Inc. (“Advisors”), the Fund’s investment adviser, has contractually agreed to reimburse the Fund for any Total Annual Fund Operating Expenses (excluding Acquired Fund Fees and Expenses and extraordinary expenses) that exceed: (i) 0.35% of average daily net assets for Retirement Class shares; (ii) 0.25% of average daily net assets for Premier Class shares; and (iii) 0.10% of average daily net assets for Institutional Class shares of the Fund. These expense reimbursement arrangements will continue through at least September 30, 2012, unless changed with approval of the Board of Trustees.

Example

This example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses, before expense reimbursements, remain the same. The example assumes that the Fund’s fee waiver agreement and expense reimbursement agreement will remain in place through September 30, 2012 but that there will be no waiver or expense reimbursement agreement in effect thereafter. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Retirement Class	Premier Class	Institutional Class
1 Year	$45	$35	$19
3 Years	$238	$195	$134
5 Years	$497	$413	$296
10 Years	$1,239	$1,040	$768

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the fiscal year ended September 30, 2010, the Fund’s portfolio turnover rate was 16% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Fund is a “fund of funds” that invests in Institutional Class shares of other funds of the TIAA-CREF Funds and potentially in other investment pools or investment products (collectively, the “Underlying Funds”). In general, the

56     Prospectus  ■  TIAA-CREF Lifecycle Index Funds

Fund is designed for investors who have a specific target retirement year in mind, and the Fund’s investments are adjusted from more aggressive to more conservative over time as a target retirement year approaches and for approximately seven to ten years afterwards. The Fund invests in Underlying Funds according to an asset allocation strategy designed for investors retiring or planning to retire in or within a few years of 2030. The Fund has a policy of investing at least 80% of its assets (net assets, plus the amount of any borrowings for investment purposes) in Underlying Funds that are managed to seek investment returns that track particular market indices.

The Fund expects to allocate approximately 80.40% of its assets to equity Underlying Funds and 19.60% of its assets to fixed-income Underlying Funds. These allocations represent targets for equity and fixed-income asset classes. Target allocations will change over time and actual allocations may vary up to 10% from the targets. The target allocations along the investment glidepath, illustrated in the chart below, for the Fund will gradually become more conservative, moving to target allocations of approximately 50% equity/50% fixed-income in its target retirement year of 2030 and reaching its final target allocation of approximately 40% equity/60% fixed-income at some point from 2037 to 2040. Within the equity and fixed-income asset classes, the Fund allocates its investments to particular market sectors (U.S. equity, international equity, fixed-income, and inflation-protected assets) represented by various Underlying Funds. These market sector allocations may vary by up to 10% from the Fund’s target market sector allocations. The Fund’s target market sector allocations, which will change over time, are approximately as follows: U.S. Equity: 60.30%; International Equity: 20.10%; Fixed-Income: 19.60%; and Inflation-Protected Assets: 0.00%. Investors should note that the allocations above in this paragraph are expected to be as of June 30 of the current year.

The Fund’s target market sector allocations to Underlying Funds may include the TIAA-CREF Equity Index Fund (U.S. Equity); International Equity Index Fund and Emerging Markets Equity Index Fund (International Equity); Bond Index Fund (Fixed-Income); and Inflation-Linked Bond Fund (Inflation-Protected Assets).

Additional or replacement Underlying Funds for each market sector, as well as additional or replacement market sectors, may be included when making future allocations if Advisors believes that such Underlying Funds and/or market sectors are appropriate in light of the Fund’s desired levels of risk and potential return at the particular time. The Fund’s portfolio management team may also add a new market sector if it believes that will help to achieve the Fund’s investment objective. The relative allocations among Underlying Funds within a market sector may be changed at any time without notice to shareholders. If 10% or more of a Fund’s assets are expected to be invested in any Underlying Fund or market sectors not listed above, shareholders will receive prior notice of such change.

TIAA-CREF Lifecycle Index Funds  ■  Prospectus     57

The Fund’s asset class allocations, market sector allocations within each asset class, and Underlying Fund allocations within each market sector are listed in the chart below and are as of December 31 of the prior year. These allocations will change over time.

Asset Class	Allocation	Market Sector	Allocation	Underlying Funds	Allocation
EQUITY	81.24%	U.S. Equity	60.86%	• Equity Index Fund	60.86%
		International Equity	20.38%	• International Equity Index Fund	20.38%
FIXED-INCOME	18.76%	Fixed-Income	18.76%	• Bond Index Fund	18.76%
Total	100.00%		100.00%		100.00%

The following chart shows how the investment glidepath for the Fund is expected to gradually move the Fund’s target allocations over time between the different target market sector allocations. The actual market sector allocations of the Fund may differ from this chart. The Fund seeks to achieve its final target market sector allocations seven to ten years following the target date.

The Fund is designed to accommodate investors who invest in a fund up to their target retirement date, and plan to make gradual systematic withdrawals in retirement. In addition, investors should note that the Fund will continue to have a significant level of equity exposure up to, through and after its target retirement date, and this exposure could cause significant fluctuations in the value of the Fund depending on the performance of the equity markets generally.

Approximately seven to ten years after the Fund enters its target retirement year, the Board of Trustees may authorize the merger of the Fund into the Lifecycle Index Retirement Income Fund or other similar fund. Fund shareholders will receive prior notice of any such merger. The Lifecycle Index Retirement Income Fund is designed to maintain a stable conservative allocation among the Underlying Funds. More detailed information about the

58     Prospectus  ■  TIAA-CREF Lifecycle Index Funds

Lifecycle Index Retirement Income Fund is contained in the prospectus for that fund.

PRINCIPAL INVESTMENT RISKS

You could lose money over short or long periods by investing in this Fund. Accordingly, an investment in the Fund, or the Fund’s portfolio securities, typically is subject to the following principal investment risks:

• Asset Allocation Risk—The risk that the Fund may not achieve its target allocations. In addition, there is the risk that the asset allocations may not achieve the desired risk-return characteristic or that the selection of Underlying Funds and the allocations among them will result in the Fund underperforming other similar funds or cause an investor to lose money.

• Index Risk—The risk that the Underlying Fund’s performance will not correspond to its benchmark index for any period of time and may underperform such index or the overall stock market. Additionally, to the extent that the Underlying Fund’s investments vary from the composition of its benchmark index, the Underlying Fund’s performance could potentially vary from the index’s performance to a greater extent than if the Underlying Fund merely attempted to replicate the index.

• Equity Securities Risk—A portion of the assets of the Fund is allocated to Underlying Funds investing primarily in equity securities. Therefore, the value of the Fund may increase or decrease as a result of its indirect interest in equity securities.

• Market Risk—The risk that market prices of securities held by the Underlying Fund may fall rapidly or unpredictably due to a variety of factors, including changing economic, political or market conditions.

• Company Risk (often called Financial Risk)—The risk that the issuer’s earnings prospects and overall financial position will deteriorate, causing a decline in the value of the security over short or extended periods of time.

• Foreign Investment Risk—Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, currency, market or economic developments and can result in greater price volatility and perform differently from securities of U.S. issuers. This risk may be heightened in emerging or developing markets.

• Emerging Markets Risk—The risk of foreign investment often increases in countries with emerging markets. For example, these countries may have more unstable governments than developed countries, and their economies may be based on only a few industries. Because their securities markets may be very small, share prices of issuers in emerging market countries may be volatile and difficult to determine. Securities of issuers in these countries may be less liquid

TIAA-CREF Lifecycle Index Funds  ■  Prospectus     59

than securities of issuers in more developed countries. In addition, foreign investors such as the Fund are subject to a variety of special restrictions in many such countries.

• Large-Cap Risk—The risk that large-capitalization companies are more mature and may grow more slowly than the economy as a whole and tend to go in and out of favor based on market and economic conditions.

• Mid-Cap Risk—The risk that the stocks of mid-capitalization companies often have greater price volatility, lower trading volume, and less liquidity than the stocks of larger, more established companies.

• Small-Cap Risk—The risk that the stocks of small-capitalization companies often experience greater price volatility than large- or mid-sized companies because small-cap companies are often newer or less established than larger companies and are likely to have more limited resources, products and markets. Securities of small-cap companies are often less liquid than securities of larger companies as a result of there being a smaller market for their securities.

• Fixed-Income Securities Risk—A portion of the assets of the Fund is allocated to Underlying Funds investing primarily in fixed-income securities. Therefore, the value of the Fund may increase or decrease as a result of its indirect interest in fixed-income securities.

• Interest Rate Risk (a type of Market Risk)—The risk that increases in interest rates can cause the prices of fixed-income securities to decline.

• Income Volatility Risk—The risk that the level of current income from a portfolio of fixed-income securities declines in certain interest rate environments.

• Credit Risk (a type of Company Risk)—The risk that the issuer of bonds may not be able to meet interest or principal payments when the bonds become due.

• Market Volatility, Liquidity and Valuation Risk (types of Market Risk)—The risk that volatile or dramatic reductions in trading activity make it difficult for the Underlying Fund to properly value the portfolio securities in which it invests and that the Underlying Fund may not be able to purchase or sell a security at an attractive price, if at all.

• Call Risk—The risk that, during periods of falling interest rates, an issuer may call (or repay) a fixed-income security prior to maturity, resulting in a decline in the Underlying Fund’s income.

• Prepayment Risk—The risk that during periods of falling interest rates, borrowers pay off their mortgage loans sooner than expected, forcing the Underlying Fund to reinvest the unanticipated proceeds at lower interest rates and resulting in a decline in income.

60     Prospectus  ■  TIAA-CREF Lifecycle Index Funds

• Extension Risk—The risk that during periods of rising interest rates, borrowers pay off their mortgage loans later than expected, preventing an Underlying Fund from reinvesting principal proceeds at higher interest rates and resulting in less income than potentially available.

• Special Risks for Inflation-Indexed Bonds—The risk that interest payments on, or market values of, inflation-indexed bonds decline because of a decline in inflation (or deflation) or changes in investors’ inflation expectations. In addition, inflation indices may not reflect the true rate of inflation.

• Active Management Risk—The risk that securities selection by the Fund or an Underlying Fund’s investment adviser could cause the Fund or an Underlying Fund to underperform its benchmark index or mutual funds with similar investment objectives.

• Quantitative Analysis Risk—The risk that stocks selected by the Fund or the Underlying Fund’s investment adviser using quantitative modeling and analysis could perform differently from the market as a whole.

• Derivatives Risk—The risks associated with investing in derivatives may be different and greater than the risks associated with directly investing in the underlying securities and other instruments. The Underlying Funds may use futures and options, and the Underlying Funds may also use more complex derivatives such as swaps that might present liquidity, credit and counterparty risk.

There can be no assurances that the Fund or an Underlying Fund will achieve its investment objective. You should not consider the Fund to be a complete investment program. Please see the non-summary portion of the prospectus for more detailed information about the risks described above.

PAST PERFORMANCE

The following chart and table help illustrate some of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. The bar chart shows the annual total returns of the Retirement Class of the Fund, before taxes, in each full calendar year since inception of the class. Because the expenses vary across share classes, the performance of the Retirement Class will vary from the other share classes. Below the bar chart are the best and worst returns for a calendar quarter since inception of the Retirement Class. The performance table following the bar chart shows the Fund’s average annual total returns for the Retirement, Institutional and Premier Classes over the one-year, five-year, ten-year and since-inception periods (where applicable) ended December 31, 2010, and how those returns compare to those of broad-based securities market indices and a composite index based on the Fund’s target allocations. After-tax performance is shown only for the Retirement Class shares, and after-tax returns for the other Classes of shares will vary from the after-tax returns presented for Retirement Class shares.

TIAA-CREF Lifecycle Index Funds  ■  Prospectus     61

The returns shown below reflect previous agreements by the Fund’s investment adviser to waive or reimburse the Fund and certain Underlying Funds for certain fees and expenses. Without these waivers and reimbursements, the returns of the Fund would have been lower. Past performance of the Fund (before and after taxes) is not necessarily an indication of how it will perform in the future. The benchmark indices listed below are unmanaged, and you cannot invest directly in an index. The returns for the indices reflect no deduction for fees, expenses or taxes. Market indices representing the market sectors in the equity and fixed-income asset classes described above are used to formulate a composite benchmark index for the Fund (the Composite Index), based on the Fund’s target allocations among the market sectors. For performance during periods commencing February 1, 2011, the MSCI EAFE® + EM Index is replacing the MSCI EAFE® Index in the Composite Index as the market sector index component for International Equity.

For current performance information of each share class, including performance to the most recent month-end, please visit www.tiaa-cref.org.

ANNUAL TOTAL RETURNS FOR THE RETIREMENT CLASS SHARES (%)

Lifecycle Index 2030 Fund

Best quarter: 11.08%, for the quarter ended September 30, 2010. Worst quarter: -9.55%, for the quarter ended June 30, 2010.

62     Prospectus  ■  TIAA-CREF Lifecycle Index Funds

AVERAGE ANNUAL TOTAL RETURNS

For the Periods Ended December 31, 2010

	One Year	Since Inception
Retirement Class (Inception: September 30, 2009)
Return Before Taxes	12.91%	13.67%
Return After Taxes on Distributions	12.59%	13.35%
Return After Taxes on Distributions and Sale of
Fund Shares	8.70%	11.59%
Russell 3000® Index	16.93%	18.61%
Lifecycle Index 2030 Fund Composite Index	13.41%	14.24%
Institutional Class (Inception: September 30, 2009)
Return Before Taxes	13.18%	13.94%
Premier Class (Inception: September 30, 2009)
Return Before Taxes	12.94%	13.71%

Current performance of the Fund’s shares may be higher or lower than that shown above.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect during the periods shown and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(a), 401(k) or 403(b) plans or Individual Retirement Accounts (IRAs). After-tax returns are shown for only one class and after-tax returns for other classes will vary.

PORTFOLIO MANAGEMENT

Investment Adviser. The Fund’s investment adviser is Teachers Advisors, Inc.

Portfolio Managers. The following persons manage the Fund on a day-to-day basis:

Name:	Hans Erickson, CFA	John Cunniff, CFA	Pablo Mitchell
Title:	Managing Director	Managing Director	Director
Experience on Fund:	since 2009	since 2009	since 2009

PURCHASE AND SALE OF FUND SHARES

Retirement Class and Premier Class shares are generally available for purchase through employee benefit plans or other types of savings plans or accounts. Institutional Class shares are available for purchase directly from the Fund by certain eligible investors or through financial intermediaries.

• There is no minimum initial or subsequent investment for Retirement Class shares. Retirement Class shares are primarily offered through employer-sponsored employee benefit plans.

• There is a $100 million aggregate plan size and $5 million initial minimum plan-level investment requirement for Premier Class shares. Premier Class

TIAA-CREF Lifecycle Index Funds  ■  Prospectus     63

shares are offered through certain financial intermediaries and employer-sponsored employee benefit plans.

• The minimum initial investment is $2 million and the minimum subsequent investment is $1,000 for Institutional Class shares, unless an investor purchases shares by or through financial intermediaries that have entered into an appropriate agreement with the Fund or its affiliates.

Redeeming Shares. You can redeem (sell) your shares of the Fund at any time. If your shares are held through a third party, please contact that person for applicable redemption requirements. If your shares are held directly with the Fund, contact the Fund directly in writing or by telephone.

Exchanging Shares. You can exchange shares of the Fund for the same class of shares of any other funds offered by the TIAA-CREF Funds at any time, subject to the limitations described in the Market Timing/Excessive Trading Policy section in the statutory prospectus or any limitations imposed by a third party when shares are held through a third party. Exchanges involving shares of the Fund held less than 60 calendar days may be subject to the Redemption Fee addressed in “Fees and Expenses” above.

TAX INFORMATION

The Fund intends to make distributions to shareholders that may be taxed as ordinary income or capital gains. Distributions made to tax-exempt shareholders or shareholders who hold Fund shares in a tax-deferred account are generally not subject to income tax in the current year, but redemptions made from tax-deferred accounts may be subject to income tax.

PAYMENTS TO BROKER-DEALERS AND OTHER
FINANCIAL INTERMEDIARY COMPENSATION

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conﬂict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

64     Prospectus  ■  TIAA-CREF Lifecycle Index Funds

SUMMARY INFORMATION

TIAA-CREF LIFECYCLE INDEX 2035 FUND

of the TIAA-CREF Funds

INVESTMENT OBJECTIVE

The Lifecycle Index 2035 Fund seeks high total return over time through a combination of capital appreciation and income.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (deducted directly from gross amount of transaction)

	Retirement Class	Premier Class	Institutional Class
Maximum Sales Charge Imposed on Purchases (percentage of offering price)	0%	0%	0%
Maximum Deferred Sales Charge	0%	0%	0%
Maximum Sales Charge Imposed on Reinvested Dividends and Other Distributions	0%	0%	0%
Redemption or Exchange Fee	0%	0%	0%
Maximum Account Fee	0%	0%	0%

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)

	Retirement Class	Premier Class	Institutional Class
Management Fees	0.10%	0.10%	0.10%
Distribution (Rule 12b-1) Fees[1]	0.05%	0.15%	—
Other Expenses	0.89%	0.60%	0.51%
Acquired Fund Fees and Expenses[2]	0.09%	0.09%	0.09%
Total Annual Fund Operating Expenses	1.13%	0.94%	0.70%
Waivers and Expense Reimbursements[3]	0.69%	0.60%	0.51%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.44%	0.34%	0.19%

1 The Retirement Class of the Fund has adopted a Distribution (12b-1) Plan that compensates the Fund’s distributor, Teachers Personal Investors Services, Inc. (“TPIS”), for providing distribution, promotional and/or shareholder services to the Retirement Class shares at the annual rate of 0.05% of average daily

TIAA-CREF Lifecycle Index Funds  ■  Prospectus     65

net assets attributable to Retirement Class shares. In addition, TPIS has contractually agreed not to seek payment of this fee under the Plan for Retirement Class shares through September 30, 2012. This agreement may not be continued after that date.

2 “Acquired Fund Fees and Expenses” are the Fund’s proportionate amount of the expenses of the underlying funds in which the Fund invests. These expenses are not paid directly by Fund shareholders. Instead, Fund shareholders bear these expenses indirectly because the expenses reduce the performance of the underlying funds in which the Fund invests.

3 Teachers Advisors, Inc. (“Advisors”), the Fund’s investment adviser, has contractually agreed to reimburse the Fund for any Total Annual Fund Operating Expenses (excluding Acquired Fund Fees and Expenses and extraordinary expenses) that exceed: (i) 0.35% of average daily net assets for Retirement Class shares; (ii) 0.25% of average daily net assets for Premier Class shares; and (iii) 0.10% of average daily net assets for Institutional Class shares of the Fund. These expense reimbursement arrangements will continue through at least September 30, 2012, unless changed with approval of the Board of Trustees.

Example

This example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses, before expense reimbursements, remain the same. The example assumes that the Fund’s fee waiver agreement and expense reimbursement agreement will remain in place through September 30, 2012 but that there will be no waiver or expense reimbursement agreement in effect thereafter. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Retirement Class	Premier Class	Institutional Class
1 Year	$45	$35	$19
3 Years	$242	$198	$137
5 Years	$508	$420	$304
10 Years	$1,269	$1,061	$789

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the fiscal year ended September 30, 2010, the Fund’s portfolio turnover rate was 10% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Fund is a “fund of funds” that invests in Institutional Class shares of other funds of the TIAA-CREF Funds and potentially in other investment pools or investment products (collectively, the “Underlying Funds”). In general, the

66     Prospectus  ■  TIAA-CREF Lifecycle Index Funds

Fund is designed for investors who have a specific target retirement year in mind, and the Fund’s investments are adjusted from more aggressive to more conservative over time as a target retirement year approaches and for approximately seven to ten years afterwards. The Fund invests in Underlying Funds according to an asset allocation strategy designed for investors retiring or planning to retire in or within a few years of 2035. The Fund has a policy of investing at least 80% of its assets (net assets, plus the amount of any borrowings for investment purposes) in Underlying Funds that are managed to seek investment returns that track particular market indices.

The Fund expects to allocate approximately 88.40% of its assets to equity Underlying Funds and 11.60% of its assets to fixed-income Underlying Funds. These allocations represent targets for equity and fixed-income asset classes. Target allocations will change over time and actual allocations may vary up to 10% from the targets. The target allocations along the investment glidepath, illustrated in the chart below, for the Fund will gradually become more conservative, moving to target allocations of approximately 50% equity/50% fixed-income in its target retirement year of 2035 and reaching its final target allocation of approximately 40% equity/60% fixed-income at some point from 2042 to 2045. Within the equity and fixed-income asset classes, the Fund allocates its investments to particular market sectors (U.S. equity, international equity, fixed-income, and inflation-protected assets) represented by various Underlying Funds. These market sector allocations may vary by up to 10% from the Fund’s target market sector allocations. The Fund’s target market sector allocations, which will change over time, are approximately as follows: U.S. Equity: 66.30%; International Equity: 22.10%; Fixed-Income: 11.60%; and Inflation-Protected Assets: 0.00%. Investors should note that the allocations above in this paragraph are expected to be as of June 30 of the current year.

The Fund’s target market sector allocations to Underlying Funds may include the TIAA-CREF Equity Index Fund (U.S. Equity); International Equity Index Fund and Emerging Markets Equity Index Fund (International Equity); Bond Index Fund (Fixed-Income); and Inflation-Linked Bond Fund (Inflation-Protected Assets).

Additional or replacement Underlying Funds for each market sector, as well as additional or replacement market sectors, may be included when making future allocations if Advisors believes that such Underlying Funds and/or market sectors are appropriate in light of the Fund’s desired levels of risk and potential return at the particular time. The Fund’s portfolio management team may also add a new market sector if it believes that will help to achieve the Fund’s investment objective. The relative allocations among Underlying Funds within a market sector may be changed at any time without notice to shareholders. If 10% or more of a Fund’s assets are expected to be invested in any Underlying Fund or market sectors not listed above, shareholders will receive prior notice of such change.

TIAA-CREF Lifecycle Index Funds  ■  Prospectus     67

The Fund’s asset class allocations, market sector allocations within each asset class, and Underlying Fund allocations within each market sector are listed in the chart below and are as of December 31 of the prior year. These allocations will change over time.

Asset Class	Allocation	Market Sector	Allocation	Underlying Funds	Allocation
EQUITY	89.28%	U.S. Equity	66.83%	• Equity Index Fund	66.83%
		International Equity	22.45%	• International Equity Index Fund	22.45%
FIXED-INCOME	10.72%	Fixed-Income	10.72%	• Bond Index Fund	10.72%
Total	100.00%		100.00%		100.00%

The following chart shows how the investment glidepath for the Fund is expected to gradually move the Fund’s target allocations over time between the different target market sector allocations. The actual market sector allocations of the Fund may differ from this chart. The Fund seeks to achieve its final target market sector allocations seven to ten years following the target date.

The Fund is designed to accommodate investors who invest in a fund up to their target retirement date, and plan to make gradual systematic withdrawals in retirement. In addition, investors should note that the Fund will continue to have a significant level of equity exposure up to, through and after its target retirement date, and this exposure could cause significant fluctuations in the value of the Fund depending on the performance of the equity markets generally.

Approximately seven to ten years after the Fund enters its target retirement year, the Board of Trustees may authorize the merger of the Fund into the Lifecycle Index Retirement Income Fund or other similar fund. Fund shareholders will receive prior notice of any such merger. The Lifecycle Index Retirement Income Fund is designed to maintain a stable conservative allocation among the Underlying Funds. More detailed information about the Lifecycle Index Retirement Income Fund is contained in the prospectus for that fund.

68     Prospectus  ■  TIAA-CREF Lifecycle Index Funds

PRINCIPAL INVESTMENT RISKS

You could lose money over short or long periods by investing in this Fund. Accordingly, an investment in the Fund, or the Fund’s portfolio securities, typically is subject to the following principal investment risks:

• Asset Allocation Risk—The risk that the Fund may not achieve its target allocations. In addition, there is the risk that the asset allocations may not achieve the desired risk-return characteristic or that the selection of Underlying Funds and the allocations among them will result in the Fund underperforming other similar funds or cause an investor to lose money.

• Index Risk—The risk that the Underlying Fund’s performance will not correspond to its benchmark index for any period of time and may underperform such index or the overall stock market. Additionally, to the extent that the Underlying Fund’s investments vary from the composition of its benchmark index, the Underlying Fund’s performance could potentially vary from the index’s performance to a greater extent than if the Underlying Fund merely attempted to replicate the index.

• Equity Securities Risk—A portion of the assets of the Fund is allocated to Underlying Funds investing primarily in equity securities. Therefore, the value of the Fund may increase or decrease as a result of its indirect interest in equity securities.

• Market Risk—The risk that market prices of securities held by the Underlying Fund may fall rapidly or unpredictably due to a variety of factors, including changing economic, political or market conditions.

• Company Risk (often called Financial Risk)—The risk that the issuer’s earnings prospects and overall financial position will deteriorate, causing a decline in the value of the security over short or extended periods of time.

• Foreign Investment Risk—Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, currency, market or economic developments and can result in greater price volatility and perform differently from securities of U.S. issuers. This risk may be heightened in emerging or developing markets.

• Emerging Markets Risk—The risk of foreign investment often increases in countries with emerging markets. For example, these countries may have more unstable governments than developed countries, and their economies may be based on only a few industries. Because their securities markets may be very small, share prices of issuers in emerging market countries may be volatile and difficult to determine. Securities of issuers in these countries may be less liquid than securities of issuers in more developed countries. In addition, foreign investors such as the Fund are subject to a variety of special restrictions in many such countries.

TIAA-CREF Lifecycle Index Funds  ■  Prospectus     69

• Large-Cap Risk—The risk that large-capitalization companies are more mature and may grow more slowly than the economy as a whole and tend to go in and out of favor based on market and economic conditions.

• Mid-Cap Risk—The risk that the stocks of mid-capitalization companies often have greater price volatility, lower trading volume, and less liquidity than the stocks of larger, more established companies.

• Small-Cap Risk—The risk that the stocks of small-capitalization companies often experience greater price volatility than large- or mid-sized companies because small-cap companies are often newer or less established than larger companies and are likely to have more limited resources, products and markets. Securities of small-cap companies are often less liquid than securities of larger companies as a result of there being a smaller market for their securities.

• Fixed-Income Securities Risk—A portion of the assets of the Fund is allocated to Underlying Funds investing primarily in fixed-income securities. Therefore, the value of the Fund may increase or decrease as a result of its indirect interest in fixed-income securities.

• Interest Rate Risk (a type of Market Risk)—The risk that increases in interest rates can cause the prices of fixed-income securities to decline.

• Income Volatility Risk—The risk that the level of current income from a portfolio of fixed-income securities declines in certain interest rate environments.

• Credit Risk (a type of Company Risk)—The risk that the issuer of bonds may not be able to meet interest or principal payments when the bonds become due.

• Market Volatility, Liquidity and Valuation Risk (types of Market Risk)—The risk that volatile or dramatic reductions in trading activity make it difficult for the Underlying Fund to properly value the portfolio securities in which it invests and that the Underlying Fund may not be able to purchase or sell a security at an attractive price, if at all.

• Call Risk—The risk that, during periods of falling interest rates, an issuer may call (or repay) a fixed-income security prior to maturity, resulting in a decline in the Underlying Fund’s income.

• Prepayment Risk—The risk that during periods of falling interest rates, borrowers pay off their mortgage loans sooner than expected, forcing the Underlying Fund to reinvest the unanticipated proceeds at lower interest rates and resulting in a decline in income.

• Extension Risk—The risk that during periods of rising interest rates, borrowers pay off their mortgage loans later than expected, preventing

70     Prospectus  ■  TIAA-CREF Lifecycle Index Funds

an Underlying Fund from reinvesting principal proceeds at higher interest rates and resulting in less income than potentially available.

• Special Risks for Inflation-Indexed Bonds—The risk that interest payments on, or market values of, inflation-indexed bonds decline because of a decline in inflation (or deflation) or changes in investors’ inflation expectations. In addition, inflation indices may not reflect the true rate of inflation.

• Active Management Risk—The risk that securities selection by the Fund or an Underlying Fund’s investment adviser could cause the Fund or an Underlying Fund to underperform its benchmark index or mutual funds with similar investment objectives.

• Quantitative Analysis Risk—The risk that stocks selected by the Fund or the Underlying Fund’s investment adviser using quantitative modeling and analysis could perform differently from the market as a whole.

• Derivatives Risk—The risks associated with investing in derivatives may be different and greater than the risks associated with directly investing in the underlying securities and other instruments. The Underlying Funds may use futures and options, and the Underlying Funds may also use more complex derivatives such as swaps that might present liquidity, credit and counterparty risk.

There can be no assurances that the Fund or an Underlying Fund will achieve its investment objective. You should not consider the Fund to be a complete investment program. Please see the non-summary portion of the prospectus for more detailed information about the risks described above.

PAST PERFORMANCE

The following chart and table help illustrate some of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. The bar chart shows the annual total returns of the Retirement Class of the Fund, before taxes, in each full calendar year since inception of the class. Because the expenses vary across share classes, the performance of the Retirement Class will vary from the other share classes. Below the bar chart are the best and worst returns for a calendar quarter since inception of the Retirement Class. The performance table following the bar chart shows the Fund’s average annual total returns for the Retirement, Institutional and Premier Classes over the one-year, five-year, ten-year and since-inception periods (where applicable) ended December 31, 2010, and how those returns compare to those of broad-based securities market indices and a composite index based on the Fund’s target allocations. After-tax performance is shown only for the Retirement Class shares, and after-tax returns for the other Classes of shares will vary from the after-tax returns presented for Retirement Class shares.

The returns shown below reflect previous agreements by the Fund’s investment adviser to waive or reimburse the Fund and certain Underlying Funds for certain fees and expenses. Without these waivers and

TIAA-CREF Lifecycle Index Funds  ■  Prospectus     71

reimbursements, the returns of the Fund would have been lower. Past performance of the Fund (before and after taxes) is not necessarily an indication of how it will perform in the future. The benchmark indices listed below are unmanaged, and you cannot invest directly in an index. The returns for the indices reflect no deduction for fees, expenses or taxes. Market indices representing the market sectors in the equity and fixed-income asset classes described above are used to formulate a composite benchmark index for the Fund (the Composite Index), based on the Fund’s target allocations among the market sectors. For performance during periods commencing February 1, 2011, the MSCI EAFE® + EM Index is replacing the MSCI EAFE® Index in the Composite Index as the market sector index component for International Equity.

For current performance information of each share class, including performance to the most recent month-end, please visit www.tiaa-cref.org.

ANNUAL TOTAL RETURNS FOR THE RETIREMENT CLASS SHARES (%)

Lifecycle Index 2035 Fund

Best quarter: 11.89%, for the quarter ended September 30, 2010. Worst quarter: -10.71%, for the quarter ended June 30, 2010.

72     Prospectus  ■  TIAA-CREF Lifecycle Index Funds

AVERAGE ANNUAL TOTAL RETURNS

For the Periods Ended December 31, 2010

	One Year	Since Inception
Retirement Class (Inception: September 30, 2009)
Return Before Taxes	13.41%	14.37%
Return After Taxes on Distributions	13.10%	14.07%
Return After Taxes on Distributions and Sale of
Fund Shares	9.05%	12.21%
Russell 3000® Index	16.93%	18.61%
Lifecycle Index 2035 Fund Composite Index	13.98%	14.99%
Institutional Class (Inception: September 30, 2009)
Return Before Taxes	13.67%	14.64%
Premier Class (Inception: September 30, 2009)
Return Before Taxes	13.44%	14.42%

Current performance of the Fund’s shares may be higher or lower than that shown above.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect during the periods shown and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(a), 401(k) or 403(b) plans or Individual Retirement Accounts (IRAs). After-tax returns are shown for only one class and after-tax returns for other classes will vary.

PORTFOLIO MANAGEMENT

Investment Adviser. The Fund’s investment adviser is Teachers Advisors, Inc.

Portfolio Managers. The following persons manage the Fund on a day-to-day basis:

Name:	Hans Erickson, CFA	John Cunniff, CFA	Pablo Mitchell
Title:	Managing Director	Managing Director	Director
Experience on Fund:	since 2009	since 2009	since 2009

PURCHASE AND SALE OF FUND SHARES

Retirement Class and Premier Class shares are generally available for purchase through employee benefit plans or other types of savings plans or accounts. Institutional Class shares are available for purchase directly from the Fund by certain eligible investors or through financial intermediaries.

• There is no minimum initial or subsequent investment for Retirement Class shares. Retirement Class shares are primarily offered through employer-sponsored employee benefit plans.

• There is a $100 million aggregate plan size and $5 million initial minimum plan-level investment requirement for Premier Class shares. Premier Class

TIAA-CREF Lifecycle Index Funds  ■  Prospectus     73

shares are offered through certain financial intermediaries and employer-sponsored employee benefit plans.

• The minimum initial investment is $2 million and the minimum subsequent investment is $1,000 for Institutional Class shares, unless an investor purchases shares by or through financial intermediaries that have entered into an appropriate agreement with the Fund or its affiliates.

Redeeming Shares. You can redeem (sell) your shares of the Fund at any time. If your shares are held through a third party, please contact that person for applicable redemption requirements. If your shares are held directly with the Fund, contact the Fund directly in writing or by telephone.

Exchanging Shares. You can exchange shares of the Fund for the same class of shares of any other funds offered by the TIAA-CREF Funds at any time, subject to the limitations described in the Market Timing/Excessive Trading Policy section in the statutory prospectus or any limitations imposed by a third party when shares are held through a third party. Exchanges involving shares of the Fund held less than 60 calendar days may be subject to the Redemption Fee addressed in “Fees and Expenses” above.

TAX INFORMATION

The Fund intends to make distributions to shareholders that may be taxed as ordinary income or capital gains. Distributions made to tax-exempt shareholders or shareholders who hold Fund shares in a tax-deferred account are generally not subject to income tax in the current year, but redemptions made from tax-deferred accounts may be subject to income tax.

PAYMENTS TO BROKER-DEALERS AND OTHER
FINANCIAL INTERMEDIARY COMPENSATION

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conﬂict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

74     Prospectus  ■  TIAA-CREF Lifecycle Index Funds

SUMMARY INFORMATION

TIAA-CREF LIFECYCLE INDEX 2040 FUND

of the TIAA-CREF Funds

INVESTMENT OBJECTIVE

The Lifecycle Index 2040 Fund seeks high total return over time through a combination of capital appreciation and income.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (deducted directly from gross amount of transaction)

	Retirement Class	Premier Class	Institutional Class
Maximum Sales Charge Imposed on Purchases (percentage of offering price)	0%	0%	0%
Maximum Deferred Sales Charge	0%	0%	0%
Maximum Sales Charge Imposed on Reinvested Dividends and Other Distributions	0%	0%	0%
Redemption or Exchange Fee	0%	0%	0%
Maximum Account Fee	0%	0%	0%

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)

	Retirement Class	Premier Class	Institutional Class
Management Fees	0.10%	0.10%	0.10%
Distribution (Rule 12b-1) Fees[1]	0.05%	0.15%	—
Other Expenses	0.73%	0.44%	0.37%
Acquired Fund Fees and Expenses[2]	0.09%	0.09%	0.09%
Total Annual Fund Operating Expenses	0.97%	0.78%	0.56%
Waivers and Expense Reimbursements[3]	0.53%	0.44%	0.37%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.44%	0.34%	0.19%

1 The Retirement Class of the Fund has adopted a Distribution (12b-1) Plan that compensates the Fund’s distributor, Teachers Personal Investors Services, Inc. (“TPIS”), for providing distribution, promotional and/or shareholder services to the Retirement Class shares at the annual rate of 0.05% of average daily

TIAA-CREF Lifecycle Index Funds  ■  Prospectus     75

net assets attributable to Retirement Class shares. In addition, TPIS has contractually agreed not to seek payment of this fee under the Plan for Retirement Class shares through September 30, 2012. This agreement may not be continued after that date.

2 “Acquired Fund Fees and Expenses” are the Fund’s proportionate amount of the expenses of the underlying funds in which the Fund invests. These expenses are not paid directly by Fund shareholders. Instead, Fund shareholders bear these expenses indirectly because the expenses reduce the performance of the underlying funds in which the Fund invests.

3 Teachers Advisors, Inc. (“Advisors”), the Fund’s investment adviser, has contractually agreed to reimburse the Fund for any Total Annual Fund Operating Expenses (excluding Acquired Fund Fees and Expenses and extraordinary expenses) that exceed: (i) 0.35% of average daily net assets for Retirement Class shares; (ii) 0.25% of average daily net assets for Premier Class shares; and (iii) 0.10% of average daily net assets for Institutional Class shares of the Fund. These expense reimbursement arrangements will continue through at least September 30, 2012, unless changed with approval of the Board of Trustees.

Example

This example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses, before expense reimbursements, remain the same. The example assumes that the Fund’s fee waiver agreement and expense reimbursement agreement will remain in place through September 30, 2012 but that there will be no waiver or expense reimbursement agreement in effect thereafter. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Retirement Class	Premier Class	Institutional Class
1 Year	$45	$35	$20
3 Years	$219	$174	$116
5 Years	$448	$360	$250
10 Years	$1,108	$897	$642

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the fiscal year ended September 30, 2010, the Fund’s portfolio turnover rate was 11% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Fund is a “fund of funds” that invests in Institutional Class shares of other funds of the TIAA-CREF Funds and potentially in other investment pools or investment products (collectively, the “Underlying Funds”). In general, the

76     Prospectus  ■  TIAA-CREF Lifecycle Index Funds

Fund is designed for investors who have a specific target retirement year in mind, and the Fund’s investments are adjusted from more aggressive to more conservative over time as a target retirement year approaches and for approximately seven to ten years afterwards. The Fund invests in Underlying Funds according to an asset allocation strategy designed for investors retiring or planning to retire in or within a few years of 2040. The Fund has a policy of investing at least 80% of its assets (net assets, plus the amount of any borrowings for investment purposes) in Underlying Funds that are managed to seek investment returns that track particular market indices.

The Fund expects to allocate approximately 90.00% of its assets to equity Underlying Funds and 10.00% of its assets to fixed-income Underlying Funds. These allocations represent targets for equity and fixed-income asset classes. Target allocations will change over time and actual allocations may vary up to 10% from the targets. The target allocations along the investment glidepath, illustrated in the chart below, for the Fund will gradually become more conservative, moving to target allocations of approximately 50% equity/50% fixed-income in its target retirement year of 2040 and reaching its final target allocation of approximately 40% equity/60% fixed-income at some point from 2047 to 2050. Within the equity and fixed-income asset classes, the Fund allocates its investments to particular market sectors (U.S. equity, international equity, fixed-income, and inflation-protected assets) represented by various Underlying Funds. These market sector allocations may vary by up to 10% from the Fund’s target market sector allocations. The Fund’s target market sector allocations, which will change over time, are approximately as follows: U.S. Equity: 67.50%; International Equity: 22.50%; Fixed-Income: 10.00%; and Inflation-Protected Assets: 0.00%. Investors should note that the allocations above in this paragraph are expected to be as of June 30 of the current year.

The Fund’s target market sector allocations to Underlying Funds may include the TIAA-CREF Equity Index Fund (U.S. Equity); International Equity Index Fund and Emerging Markets Equity Index Fund (International Equity); Bond Index Fund (Fixed-Income); and Inflation-Linked Bond Fund (Inflation-Protected Assets).

Additional or replacement Underlying Funds for each market sector, as well as additional or replacement market sectors, may be included when making future allocations if Advisors believes that such Underlying Funds and/or market sectors are appropriate in light of the Fund’s desired levels of risk and potential return at the particular time. The Fund’s portfolio management team may also add a new market sector if it believes that will help to achieve the Fund’s investment objective. The relative allocations among Underlying Funds within a market sector may be changed at any time without notice to shareholders. If 10% or more of a Fund’s assets are expected to be invested in any Underlying Fund or market sectors not listed above, shareholders will receive prior notice of such change.

TIAA-CREF Lifecycle Index Funds  ■  Prospectus     77

The Fund’s asset class allocations, market sector allocations within each asset class, and Underlying Fund allocations within each market sector are listed in the chart below and are as of December 31 of the prior year. These allocations will change over time.

Asset Class	Allocation	Market Sector	Allocation	Underlying Funds	Allocation
EQUITY	90.23%	U.S. Equity	67.52%	• Equity Index Fund	67.52%
		International Equity	22.71%	• International Equity Index Fund	22.71%
FIXED-INCOME	9.77%	Fixed-Income	9.77%	• Bond Index Fund	9.77%
Total	100.00%		100.00%		100.00%

The following chart shows how the investment glidepath for the Fund is expected to gradually move the Fund’s target allocations over time between the different target market sector allocations. The actual market sector allocations of the Fund may differ from this chart. The Fund seeks to achieve its final target market sector allocations seven to ten years following the target date.

The Fund is designed to accommodate investors who invest in a fund up to their target retirement date, and plan to make gradual systematic withdrawals in retirement. In addition, investors should note that the Fund will continue to have a significant level of equity exposure up to, through and after its target retirement date, and this exposure could cause significant fluctuations in the value of the Fund depending on the performance of the equity markets generally.

Approximately seven to ten years after the Fund enters its target retirement year, the Board of Trustees may authorize the merger of the Fund into the Lifecycle Index Retirement Income Fund or other similar fund. Fund shareholders will receive prior notice of any such merger. The Lifecycle Index Retirement Income Fund is designed to maintain a stable conservative allocation among the Underlying Funds. More detailed information about the

78     Prospectus  ■  TIAA-CREF Lifecycle Index Funds

Lifecycle Index Retirement Income Fund is contained in the prospectus for that fund.

PRINCIPAL INVESTMENT RISKS

You could lose money over short or long periods by investing in this Fund. Accordingly, an investment in the Fund, or the Fund’s portfolio securities, typically is subject to the following principal investment risks:

• Asset Allocation Risk—The risk that the Fund may not achieve its target allocations. In addition, there is the risk that the asset allocations may not achieve the desired risk-return characteristic or that the selection of Underlying Funds and the allocations among them will result in the Fund underperforming other similar funds or cause an investor to lose money.

• Index Risk—The risk that the Underlying Fund’s performance will not correspond to its benchmark index for any period of time and may underperform such index or the overall stock market. Additionally, to the extent that the Underlying Fund’s investments vary from the composition of its benchmark index, the Underlying Fund’s performance could potentially vary from the index’s performance to a greater extent than if the Underlying Fund merely attempted to replicate the index.

• Equity Securities Risk—A portion of the assets of the Fund is allocated to Underlying Funds investing primarily in equity securities. Therefore, the value of the Fund may increase or decrease as a result of its indirect interest in equity securities.

• Market Risk—The risk that market prices of securities held by the Underlying Fund may fall rapidly or unpredictably due to a variety of factors, including changing economic, political or market conditions.

• Company Risk (often called Financial Risk)—The risk that the issuer’s earnings prospects and overall financial position will deteriorate, causing a decline in the value of the security over short or extended periods of time.

• Foreign Investment Risk—Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, currency, market or economic developments and can result in greater price volatility and perform differently from securities of U.S. issuers. This risk may be heightened in emerging or developing markets.

• Emerging Markets Risk—The risk of foreign investment often increases in countries with emerging markets. For example, these countries may have more unstable governments than developed countries, and their economies may be based on only a few industries. Because their securities markets may be very small, share prices of issuers in emerging market countries may be volatile and difficult to determine. Securities of issuers in these countries may be less liquid

TIAA-CREF Lifecycle Index Funds  ■  Prospectus     79

than securities of issuers in more developed countries. In addition, foreign investors such as the Fund are subject to a variety of special restrictions in many such countries.

• Large-Cap Risk—The risk that large-capitalization companies are more mature and may grow more slowly than the economy as a whole and tend to go in and out of favor based on market and economic conditions.

• Mid-Cap Risk—The risk that the stocks of mid-capitalization companies often have greater price volatility, lower trading volume, and less liquidity than the stocks of larger, more established companies.

• Small-Cap Risk—The risk that the stocks of small-capitalization companies often experience greater price volatility than large- or mid-sized companies because small-cap companies are often newer or less established than larger companies and are likely to have more limited resources, products and markets. Securities of small-cap companies are often less liquid than securities of larger companies as a result of there being a smaller market for their securities.

• Fixed-Income Securities Risk—A portion of the assets of the Fund is allocated to Underlying Funds investing primarily in fixed-income securities. Therefore, the value of the Fund may increase or decrease as a result of its indirect interest in fixed-income securities.

• Interest Rate Risk (a type of Market Risk)—The risk that increases in interest rates can cause the prices of fixed-income securities to decline.

• Income Volatility Risk—The risk that the level of current income from a portfolio of fixed-income securities declines in certain interest rate environments.

• Credit Risk (a type of Company Risk)—The risk that the issuer of bonds may not be able to meet interest or principal payments when the bonds become due.

• Market Volatility, Liquidity and Valuation Risk (types of Market Risk)—The risk that volatile or dramatic reductions in trading activity make it difficult for the Underlying Fund to properly value the portfolio securities in which it invests and that the Underlying Fund may not be able to purchase or sell a security at an attractive price, if at all.

• Call Risk—The risk that, during periods of falling interest rates, an issuer may call (or repay) a fixed-income security prior to maturity, resulting in a decline in the Underlying Fund’s income.

• Prepayment Risk—The risk that during periods of falling interest rates, borrowers pay off their mortgage loans sooner than expected, forcing the Underlying Fund to reinvest the unanticipated proceeds at lower interest rates and resulting in a decline in income.

80     Prospectus  ■  TIAA-CREF Lifecycle Index Funds

• Extension Risk—The risk that during periods of rising interest rates, borrowers pay off their mortgage loans later than expected, preventing an Underlying Fund from reinvesting principal proceeds at higher interest rates and resulting in less income than potentially available.

• Special Risks for Inflation-Indexed Bonds—The risk that interest payments on, or market values of, inflation-indexed bonds decline because of a decline in inflation (or deflation) or changes in investors’ inflation expectations. In addition, inflation indices may not reflect the true rate of inflation.

• Active Management Risk—The risk that securities selection by the Fund or an Underlying Fund’s investment adviser could cause the Fund or an Underlying Fund to underperform its benchmark index or mutual funds with similar investment objectives.

• Quantitative Analysis Risk—The risk that stocks selected by the Fund or the Underlying Fund’s investment adviser using quantitative modeling and analysis could perform differently from the market as a whole.

• Derivatives Risk—The risks associated with investing in derivatives may be different and greater than the risks associated with directly investing in the underlying securities and other instruments. The Underlying Funds may use futures and options, and the Underlying Funds may also use more complex derivatives such as swaps that might present liquidity, credit and counterparty risk.

There can be no assurances that the Fund or an Underlying Fund will achieve its investment objective. You should not consider the Fund to be a complete investment program. Please see the non-summary portion of the prospectus for more detailed information about the risks described above.

PAST PERFORMANCE

The following chart and table help illustrate some of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. The bar chart shows the annual total returns of the Retirement Class of the Fund, before taxes, in each full calendar year since inception of the class. Because the expenses vary across share classes, the performance of the Retirement Class will vary from the other share classes. Below the bar chart are the best and worst returns for a calendar quarter since inception of the Retirement Class. The performance table following the bar chart shows the Fund’s average annual total returns for the Retirement, Institutional and Premier Classes over the one-year, five-year, ten-year and since-inception periods (where applicable) ended December 31, 2010, and how those returns compare to those of broad-based securities market indices and a composite index based on the Fund’s target allocations. After-tax performance is shown only for the Retirement Class shares, and after-tax returns for the other Classes of shares will vary from the after-tax returns presented for Retirement Class shares.

TIAA-CREF Lifecycle Index Funds  ■  Prospectus     81

The returns shown below reflect previous agreements by the Fund’s investment adviser to waive or reimburse the Fund and certain Underlying Funds for certain fees and expenses. Without these waivers and reimbursements, the returns of the Fund would have been lower. Past performance of the Fund (before and after taxes) is not necessarily an indication of how it will perform in the future. The benchmark indices listed below are unmanaged, and you cannot invest directly in an index. The returns for the indices reflect no deduction for fees, expenses or taxes. Market indices representing the market sectors in the equity and fixed-income asset classes described above are used to formulate a composite benchmark index for the Fund (the Composite Index), based on the Fund’s target allocations among the market sectors. For performance during periods commencing February 1, 2011, the MSCI EAFE® + EM Index is replacing the MSCI EAFE® Index in the Composite Index as the market sector index component for International Equity.

For current performance information of each share class, including performance to the most recent month-end, please visit www.tiaa-cref.org.

ANNUAL TOTAL RETURNS FOR THE RETIREMENT CLASS SHARES (%)

Lifecycle Index 2040 Fund

Best quarter: 11.87%, for the quarter ended September 30, 2010. Worst quarter: -10.69%, for the quarter ended June 30, 2010.

82     Prospectus  ■  TIAA-CREF Lifecycle Index Funds

AVERAGE ANNUAL TOTAL RETURNS

For the Periods Ended December 31, 2010

	One Year	Since Inception
Retirement Class (Inception: September 30, 2009)
Return Before Taxes	13.50%	14.43%
Return After Taxes on Distributions	13.18%	14.15%
Return After Taxes on Distributions and Sale of
Fund Shares	9.11%	12.26%
Russell 3000® Index	16.93%	18.61%
Lifecycle Index 2040 Fund Composite Index	14.07%	15.06%
Institutional Class (Inception: September 30, 2009)
Return Before Taxes	13.76%	14.70%
Premier Class (Inception: September 30, 2009)
Return Before Taxes	13.53%	14.48%

Current performance of the Fund’s shares may be higher or lower than that shown above.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect during the periods shown and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(a), 401(k) or 403(b) plans or Individual Retirement Accounts (IRAs). After-tax returns are shown for only one class and after-tax returns for other classes will vary.

PORTFOLIO MANAGEMENT

Investment Adviser. The Fund’s investment adviser is Teachers Advisors, Inc.

Portfolio Managers. The following persons manage the Fund on a day-to-day basis:

Name:	Hans Erickson, CFA	John Cunniff, CFA	Pablo Mitchell
Title:	Managing Director	Managing Director	Director
Experience on Fund:	since 2009	since 2009	since 2009

PURCHASE AND SALE OF FUND SHARES

Retirement Class and Premier Class shares are generally available for purchase through employee benefit plans or other types of savings plans or accounts. Institutional Class shares are available for purchase directly from the Fund by certain eligible investors or through financial intermediaries.

• There is no minimum initial or subsequent investment for Retirement Class shares. Retirement Class shares are primarily offered through employer-sponsored employee benefit plans.

• There is a $100 million aggregate plan size and $5 million initial minimum plan-level investment requirement for Premier Class shares. Premier Class

TIAA-CREF Lifecycle Index Funds  ■  Prospectus     83

shares are offered through certain financial intermediaries and employer-sponsored employee benefit plans.

• The minimum initial investment is $2 million and the minimum subsequent investment is $1,000 for Institutional Class shares, unless an investor purchases shares by or through financial intermediaries that have entered into an appropriate agreement with the Fund or its affiliates.

Redeeming Shares. You can redeem (sell) your shares of the Fund at any time. If your shares are held through a third party, please contact that person for applicable redemption requirements. If your shares are held directly with the Fund, contact the Fund directly in writing or by telephone.

Exchanging Shares. You can exchange shares of the Fund for the same class of shares of any other funds offered by the TIAA-CREF Funds at any time, subject to the limitations described in the Market Timing/Excessive Trading Policy section in the statutory prospectus or any limitations imposed by a third party when shares are held through a third party. Exchanges involving shares of the Fund held less than 60 calendar days may be subject to the Redemption Fee addressed in “Fees and Expenses” above.

TAX INFORMATION

The Fund intends to make distributions to shareholders that may be taxed as ordinary income or capital gains. Distributions made to tax-exempt shareholders or shareholders who hold Fund shares in a tax-deferred account are generally not subject to income tax in the current year, but redemptions made from tax-deferred accounts may be subject to income tax.

PAYMENTS TO BROKER-DEALERS AND OTHER
FINANCIAL INTERMEDIARY COMPENSATION

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conﬂict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

84     Prospectus  ■  TIAA-CREF Lifecycle Index Funds

SUMMARY INFORMATION

TIAA-CREF LIFECYCLE INDEX 2045 FUND

of the TIAA-CREF Funds

INVESTMENT OBJECTIVE

The Lifecycle Index 2045 Fund seeks high total return over time through a combination of capital appreciation and income.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (deducted directly from gross amount of transaction)

	Retirement Class	Premier Class	Institutional Class
Maximum Sales Charge Imposed on Purchases (percentage of offering price)	0%	0%	0%
Maximum Deferred Sales Charge	0%	0%	0%
Maximum Sales Charge Imposed on Reinvested Dividends and Other Distributions	0%	0%	0%
Redemption or Exchange Fee	0%	0%	0%
Maximum Account Fee	0%	0%	0%

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)

	Retirement Class	Premier Class	Institutional Class
Management Fees	0.10%	0.10%	0.10%
Distribution (Rule 12b-1) Fees[1]	0.05%	0.15%	—
Other Expenses	1.38%	1.12%	1.05%
Acquired Fund Fees and Expenses[2]	0.09%	0.09%	0.09%
Total Annual Fund Operating Expenses	1.62%	1.46%	1.24%
Waivers and Expense Reimbursements[3]	1.18%	1.12%	1.05%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.44%	0.34%	0.19%

1 The Retirement Class of the Fund has adopted a Distribution (12b-1) Plan that compensates the Fund’s distributor, Teachers Personal Investors Services, Inc. (“TPIS”), for providing distribution, promotional and/or shareholder services to the Retirement Class shares at the annual rate of 0.05% of average daily

TIAA-CREF Lifecycle Index Funds  ■  Prospectus     85

net assets attributable to Retirement Class shares. In addition, TPIS has contractually agreed not to seek payment of this fee under the Plan for Retirement Class shares through September 30, 2012. This agreement may not be continued after that date.

2 “Acquired Fund Fees and Expenses” are the Fund’s proportionate amount of the expenses of the underlying funds in which the Fund invests. These expenses are not paid directly by Fund shareholders. Instead, Fund shareholders bear these expenses indirectly because the expenses reduce the performance of the underlying funds in which the Fund invests.

3 Teachers Advisors, Inc. (“Advisors”), the Fund’s investment adviser, has contractually agreed to reimburse the Fund for any Total Annual Fund Operating Expenses (excluding Acquired Fund Fees and Expenses and extraordinary expenses) that exceed: (i) 0.35% of average daily net assets for Retirement Class shares; (ii) 0.25% of average daily net assets for Premier Class shares; and (iii) 0.10% of average daily net assets for Institutional Class shares of the Fund. These expense reimbursement arrangements will continue through at least September 30, 2012, unless changed with approval of the Board of Trustees.

Example

This example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses, before expense reimbursements, remain the same. The example assumes that the Fund’s fee waiver agreement and expense reimbursement agreement will remain in place through September 30, 2012 but that there will be no waiver or expense reimbursement agreement in effect thereafter. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Retirement Class	Premier Class	Institutional Class
1 Year	$45	$35	$19
3 Years	$313	$273	$215
5 Years	$690	$614	$507
10 Years	$1,750	$1,579	$1,339

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the fiscal year ended September 30, 2010, the Fund’s portfolio turnover rate was 10% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Fund is a “fund of funds” that invests in Institutional Class shares of other funds of the TIAA-CREF Funds and potentially in other investment pools or investment products (collectively, the “Underlying Funds”). In general, the

86     Prospectus  ■  TIAA-CREF Lifecycle Index Funds

Fund is designed for investors who have a specific target retirement year in mind, and the Fund’s investments are adjusted from more aggressive to more conservative over time as a target retirement year approaches and for approximately seven to ten years afterwards. The Fund invests in Underlying Funds according to an asset allocation strategy designed for investors retiring or planning to retire in or within a few years of 2045. The Fund has a policy of investing at least 80% of its assets (net assets, plus the amount of any borrowings for investment purposes) in Underlying Funds that are managed to seek investment returns that track particular market indices.

The Fund expects to allocate approximately 90.00% of its assets to equity Underlying Funds and 10.00% of its assets to fixed-income Underlying Funds. These allocations represent targets for equity and fixed-income asset classes. Target allocations will change over time and actual allocations may vary up to 10% from the targets. The target allocations along the investment glidepath, illustrated in the chart below, for the Fund will gradually become more conservative, moving to target allocations of approximately 50% equity/50% fixed-income in its target retirement year of 2045 and reaching its final target allocation of approximately 40% equity/60% fixed-income at some point from 2052 to 2055. Within the equity and fixed-income asset classes, the Fund allocates its investments to particular market sectors (U.S. equity, international equity, fixed-income, and inflation-protected assets) represented by various Underlying Funds. These market sector allocations may vary by up to 10% from the Fund’s target market sector allocations. The Fund’s target market sector allocations, which will change over time, are approximately as follows: U.S. Equity: 67.50%; International Equity: 22.50%; Fixed-Income: 10.00%; and Inflation-Protected Assets: 0.00%. Investors should note that the allocations above in this paragraph are expected to be as of June 30 of the current year.

The Fund’s target market sector allocations to Underlying Funds may include the TIAA-CREF Equity Index Fund (U.S. Equity); International Equity Index Fund and Emerging Markets Equity Index Fund (International Equity); Bond Index Fund (Fixed-Income); and Inflation-Linked Bond Fund (Inflation-Protected Assets).

Additional or replacement Underlying Funds for each market sector, as well as additional or replacement market sectors, may be included when making future allocations if Advisors believes that such Underlying Funds and/or market sectors are appropriate in light of the Fund’s desired levels of risk and potential return at the particular time. The Fund’s portfolio management team may also add a new market sector if it believes that will help to achieve the Fund’s investment objective. The relative allocations among Underlying Funds within a market sector may be changed at any time without notice to shareholders. If 10% or more of a Fund’s assets are expected to be invested in any Underlying Fund or market sectors not listed above, shareholders will receive prior notice of such change.

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The Fund’s asset class allocations, market sector allocations within each asset class, and Underlying Fund allocations within each market sector are listed in the chart below and are as of December 31 of the prior year. These allocations will change over time.

Asset Class	Allocation	Market Sector	Allocation	Underlying Funds	Allocation
EQUITY	89.95%	U.S. Equity	67.34%	• Equity Index Fund	67.34%
		International Equity	22.61%	• International Equity Index Fund	22.61%
FIXED-INCOME	10.05%	Fixed-Income	10.05%	• Bond Index Fund	10.05%
Total	100.00%		100.00%		100.00%

The following chart shows how the investment glidepath for the Fund is expected to gradually move the Fund’s target allocations over time between the different target market sector allocations. The actual market sector allocations of the Fund may differ from this chart. The Fund seeks to achieve its final target market sector allocations seven to ten years following the target date.

The Fund is designed to accommodate investors who invest in a fund up to their target retirement date, and plan to make gradual systematic withdrawals in retirement. In addition, investors should note that the Fund will continue to have a significant level of equity exposure up to, through and after its target retirement date, and this exposure could cause significant fluctuations in the value of the Fund depending on the performance of the equity markets generally.

Approximately seven to ten years after the Fund enters its target retirement year, the Board of Trustees may authorize the merger of the Fund into the Lifecycle Index Retirement Income Fund or other similar fund. Fund shareholders will receive prior notice of any such merger. The Lifecycle Index Retirement Income Fund is designed to maintain a stable conservative allocation among the Underlying Funds. More detailed information about the

88     Prospectus  ■  TIAA-CREF Lifecycle Index Funds

Lifecycle Index Retirement Income Fund is contained in the prospectus for that fund.

PRINCIPAL INVESTMENT RISKS

You could lose money over short or long periods by investing in this Fund. Accordingly, an investment in the Fund, or the Fund’s portfolio securities, typically is subject to the following principal investment risks:

• Asset Allocation Risk—The risk that the Fund may not achieve its target allocations. In addition, there is the risk that the asset allocations may not achieve the desired risk-return characteristic or that the selection of Underlying Funds and the allocations among them will result in the Fund underperforming other similar funds or cause an investor to lose money.

• Index Risk—The risk that the Underlying Fund’s performance will not correspond to its benchmark index for any period of time and may underperform such index or the overall stock market. Additionally, to the extent that the Underlying Fund’s investments vary from the composition of its benchmark index, the Underlying Fund’s performance could potentially vary from the index’s performance to a greater extent than if the Underlying Fund merely attempted to replicate the index.

• Equity Securities Risk—A portion of the assets of the Fund is allocated to Underlying Funds investing primarily in equity securities. Therefore, the value of the Fund may increase or decrease as a result of its indirect interest in equity securities.

• Market Risk—The risk that market prices of securities held by the Underlying Fund may fall rapidly or unpredictably due to a variety of factors, including changing economic, political or market conditions.

• Company Risk (often called Financial Risk)—The risk that the issuer’s earnings prospects and overall financial position will deteriorate, causing a decline in the value of the security over short or extended periods of time.

• Foreign Investment Risk—Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, currency, market or economic developments and can result in greater price volatility and perform differently from securities of U.S. issuers. This risk may be heightened in emerging or developing markets.

• Emerging Markets Risk—The risk of foreign investment often increases in countries with emerging markets. For example, these countries may have more unstable governments than developed countries, and their economies may be based on only a few industries. Because their securities markets may be very small, share prices of issuers in emerging market countries may be volatile and difficult to determine. Securities of issuers in these countries may be less liquid

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than securities of issuers in more developed countries. In addition, foreign investors such as the Fund are subject to a variety of special restrictions in many such countries.

• Large-Cap Risk—The risk that large-capitalization companies are more mature and may grow more slowly than the economy as a whole and tend to go in and out of favor based on market and economic conditions.

• Mid-Cap Risk—The risk that the stocks of mid-capitalization companies often have greater price volatility, lower trading volume, and less liquidity than the stocks of larger, more established companies.

• Small-Cap Risk—The risk that the stocks of small-capitalization companies often experience greater price volatility than large- or mid-sized companies because small-cap companies are often newer or less established than larger companies and are likely to have more limited resources, products and markets. Securities of small-cap companies are often less liquid than securities of larger companies as a result of there being a smaller market for their securities.

• Fixed-Income Securities Risk—A portion of the assets of the Fund is allocated to Underlying Funds investing primarily in fixed-income securities. Therefore, the value of the Fund may increase or decrease as a result of its indirect interest in fixed-income securities.

• Interest Rate Risk (a type of Market Risk)—The risk that increases in interest rates can cause the prices of fixed-income securities to decline.

• Income Volatility Risk—The risk that the level of current income from a portfolio of fixed-income securities declines in certain interest rate environments.

• Credit Risk (a type of Company Risk)—The risk that the issuer of bonds may not be able to meet interest or principal payments when the bonds become due.

• Market Volatility, Liquidity and Valuation Risk (types of Market Risk)—The risk that volatile or dramatic reductions in trading activity make it difficult for the Underlying Fund to properly value the portfolio securities in which it invests and that the Underlying Fund may not be able to purchase or sell a security at an attractive price, if at all.

• Call Risk—The risk that, during periods of falling interest rates, an issuer may call (or repay) a fixed-income security prior to maturity, resulting in a decline in the Underlying Fund’s income.

• Prepayment Risk—The risk that during periods of falling interest rates, borrowers pay off their mortgage loans sooner than expected, forcing the Underlying Fund to reinvest the unanticipated proceeds at lower interest rates and resulting in a decline in income.

90     Prospectus  ■  TIAA-CREF Lifecycle Index Funds

• Extension Risk—The risk that during periods of rising interest rates, borrowers pay off their mortgage loans later than expected, preventing an Underlying Fund from reinvesting principal proceeds at higher interest rates and resulting in less income than potentially available.

• Special Risks for Inflation-Indexed Bonds—The risk that interest payments on, or market values of, inflation-indexed bonds decline because of a decline in inflation (or deflation) or changes in investors’ inflation expectations. In addition, inflation indices may not reflect the true rate of inflation.

• Active Management Risk—The risk that securities selection by the Fund or an Underlying Fund’s investment adviser could cause the Fund or an Underlying Fund to underperform its benchmark index or mutual funds with similar investment objectives.

• Quantitative Analysis Risk—The risk that stocks selected by the Fund or the Underlying Fund’s investment adviser using quantitative modeling and analysis could perform differently from the market as a whole.

• Derivatives Risk—The risks associated with investing in derivatives may be different and greater than the risks associated with directly investing in the underlying securities and other instruments. The Underlying Funds may use futures and options, and the Underlying Funds may also use more complex derivatives such as swaps that might present liquidity, credit and counterparty risk.

There can be no assurances that the Fund or an Underlying Fund will achieve its investment objective. You should not consider the Fund to be a complete investment program. Please see the non-summary portion of the prospectus for more detailed information about the risks described above.

PAST PERFORMANCE

The following chart and table help illustrate some of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. The bar chart shows the annual total returns of the Retirement Class of the Fund, before taxes, in each full calendar year since inception of the class. Because the expenses vary across share classes, the performance of the Retirement Class will vary from the other share classes. Below the bar chart are the best and worst returns for a calendar quarter since inception of the Retirement Class. The performance table following the bar chart shows the Fund’s average annual total returns for the Retirement, Institutional and Premier Classes over the one-year, five-year, ten-year and since-inception periods (where applicable) ended December 31, 2010, and how those returns compare to those of broad-based securities market indices and a composite index based on the Fund’s target allocations. After-tax performance is shown only for the Retirement Class shares, and after-tax returns for the other Classes of shares will vary from the after-tax returns presented for Retirement Class shares.

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The returns shown below reflect previous agreements by the Fund’s investment adviser to waive or reimburse the Fund and certain Underlying Funds for certain fees and expenses. Without these waivers and reimbursements, the returns of the Fund would have been lower. Past performance of the Fund (before and after taxes) is not necessarily an indication of how it will perform in the future. The benchmark indices listed below are unmanaged, and you cannot invest directly in an index. The returns for the indices reflect no deduction for fees, expenses or taxes. Market indices representing the market sectors in the equity and fixed-income asset classes described above are used to formulate a composite benchmark index for the Fund (the Composite Index), based on the Fund’s target allocations among the market sectors. For performance during periods commencing February 1, 2011, the MSCI EAFE® + EM Index is replacing the MSCI EAFE® Index in the Composite Index as the market sector index component for International Equity.

For current performance information of each share class, including performance to the most recent month-end, please visit www.tiaa-cref.org.

ANNUAL TOTAL RETURNS FOR THE RETIREMENT CLASS SHARES (%)

Lifecycle Index 2045 Fund

Best quarter: 11.95%, for the quarter ended September 30, 2010. Worst quarter: -10.68%, for the quarter ended June 30, 2010.

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AVERAGE ANNUAL TOTAL RETURNS

For the Periods Ended December 31, 2010

	One Year	Since Inception
Retirement Class (Inception: September 30, 2009)
Return Before Taxes	13.50%	14.37%
Return After Taxes on Distributions	13.18%	13.98%
Return After Taxes on Distributions and Sale of
Fund Shares	9.11%	12.19%
Russell 3000® Index	16.93%	18.61%
Lifecycle Index 2045 Fund Composite Index	14.07%	15.06%
Institutional Class (Inception: September 30, 2009)
Return Before Taxes	13.77%	14.65%
Premier Class (Inception: September 30, 2009)
Return Before Taxes	13.64%	14.50%

Current performance of the Fund’s shares may be higher or lower than that shown above.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect during the periods shown and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(a), 401(k) or 403(b) plans or Individual Retirement Accounts (IRAs). After-tax returns are shown for only one class and after-tax returns for other classes will vary.

PORTFOLIO MANAGEMENT

Investment Adviser. The Fund’s investment adviser is Teachers Advisors, Inc.

Portfolio Managers. The following persons manage the Fund on a day-to-day basis:

Name:	Hans Erickson, CFA	John Cunniff, CFA	Pablo Mitchell
Title:	Managing Director	Managing Director	Director
Experience on Fund:	since 2009	since 2009	since 2009

PURCHASE AND SALE OF FUND SHARES

Retirement Class and Premier Class shares are generally available for purchase through employee benefit plans or other types of savings plans or accounts. Institutional Class shares are available for purchase directly from the Fund by certain eligible investors or through financial intermediaries.

• There is no minimum initial or subsequent investment for Retirement Class shares. Retirement Class shares are primarily offered through employer-sponsored employee benefit plans.

• There is a $100 million aggregate plan size and $5 million initial minimum plan-level investment requirement for Premier Class shares. Premier Class

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shares are offered through certain financial intermediaries and employer-sponsored employee benefit plans.

• The minimum initial investment is $2 million and the minimum subsequent investment is $1,000 for Institutional Class shares, unless an investor purchases shares by or through financial intermediaries that have entered into an appropriate agreement with the Fund or its affiliates.

Redeeming Shares. You can redeem (sell) your shares of the Fund at any time. If your shares are held through a third party, please contact that person for applicable redemption requirements. If your shares are held directly with the Fund, contact the Fund directly in writing or by telephone.

Exchanging Shares. You can exchange shares of the Fund for the same class of shares of any other funds offered by the TIAA-CREF Funds at any time, subject to the limitations described in the Market Timing/Excessive Trading Policy section in the statutory prospectus or any limitations imposed by a third party when shares are held through a third party. Exchanges involving shares of the Fund held less than 60 calendar days may be subject to the Redemption Fee addressed in “Fees and Expenses” above.

TAX INFORMATION

The Fund intends to make distributions to shareholders that may be taxed as ordinary income or capital gains. Distributions made to tax-exempt shareholders or shareholders who hold Fund shares in a tax-deferred account are generally not subject to income tax in the current year, but redemptions made from tax-deferred accounts may be subject to income tax.

PAYMENTS TO BROKER-DEALERS AND OTHER
FINANCIAL INTERMEDIARY COMPENSATION

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conﬂict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

94     Prospectus  ■  TIAA-CREF Lifecycle Index Funds

SUMMARY INFORMATION

TIAA-CREF LIFECYCLE INDEX 2050 FUND

of the TIAA-CREF Funds

INVESTMENT OBJECTIVE

The Lifecycle Index 2050 Fund seeks high total return over time through a combination of capital appreciation and income.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (deducted directly from gross amount of transaction)

	Retirement Class	Premier Class	Institutional Class
Maximum Sales Charge Imposed on Purchases (percentage of offering price)	0%	0%	0%
Maximum Deferred Sales Charge	0%	0%	0%
Maximum Sales Charge Imposed on Reinvested Dividends and Other Distributions	0%	0%	0%
Redemption or Exchange Fee	0%	0%	0%
Maximum Account Fee	0%	0%	0%

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)

	Retirement Class	Premier Class	Institutional Class
Management Fees	0.10%	0.10%	0.10%
Distribution (Rule 12b-1) Fees[1]	0.05%	0.15%	—
Other Expenses	1.65%	1.40%	1.36%
Acquired Fund Fees and Expenses[2]	0.09%	0.09%	0.09%
Total Annual Fund Operating Expenses	1.89%	1.74%	1.55%
Waivers and Expense Reimbursements[3]	1.45%	1.40%	1.36%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.44%	0.34%	0.19%

1 The Retirement Class of the Fund has adopted a Distribution (12b-1) Plan that compensates the Fund’s distributor, Teachers Personal Investors Services, Inc. (“TPIS”), for providing distribution, promotional and/or shareholder services to the Retirement Class shares at the annual rate of 0.05% of average daily

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net assets attributable to Retirement Class shares. In addition, TPIS has contractually agreed not to seek payment of this fee under the Plan for Retirement Class shares through September 30, 2012. This agreement may not be continued after that date.

2 “Acquired Fund Fees and Expenses” are the Fund’s proportionate amount of the expenses of the underlying funds in which the Fund invests. These expenses are not paid directly by Fund shareholders. Instead, Fund shareholders bear these expenses indirectly because the expenses reduce the performance of the underlying funds in which the Fund invests.

3 Teachers Advisors, Inc. (“Advisors”), the Fund’s investment adviser, has contractually agreed to reimburse the Fund for any Total Annual Fund Operating Expenses (excluding Acquired Fund Fees and Expenses and extraordinary expenses) that exceed: (i) 0.35% of average daily net assets for Retirement Class shares; (ii) 0.25% of average daily net assets for Premier Class shares; and (iii) 0.10% of average daily net assets for Institutional Class shares of the Fund. These expense reimbursement arrangements will continue through at least September 30, 2012, unless changed with approval of the Board of Trustees.

Example

This example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses, before expense reimbursements, remain the same. The example assumes that the Fund’s fee waiver agreement and expense reimbursement agreement will remain in place through September 30, 2012 but that there will be no waiver or expense reimbursement agreement in effect thereafter. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Retirement Class	Premier Class	Institutional Class
1 Year	$45	$35	$19
3 Years	$352	$314	$261
5 Years	$790	$719	$624
10 Years	$2,008	$1,852	$1,647

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the fiscal year ended September 30, 2010, the Fund’s portfolio turnover rate was 11% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Fund is a “fund of funds” that invests in Institutional Class shares of other funds of the TIAA-CREF Funds and potentially in other investment pools or investment products (collectively, the “Underlying Funds”). In general, the

96     Prospectus  ■  TIAA-CREF Lifecycle Index Funds

Fund is designed for investors who have a specific target retirement year in mind, and the Fund’s investments are adjusted from more aggressive to more conservative over time as a target retirement year approaches and for approximately seven to ten years afterwards. The Fund invests in Underlying Funds according to an asset allocation strategy designed for investors retiring or planning to retire in or within a few years of 2050. The Fund has a policy of investing at least 80% of its assets (net assets, plus the amount of any borrowings for investment purposes) in Underlying Funds that are managed to seek investment returns that track particular market indices.

The Fund expects to allocate approximately 90.00% of its assets to equity Underlying Funds and 10.00% of its assets to fixed-income Underlying Funds. These allocations represent targets for equity and fixed-income asset classes. Target allocations will change over time and actual allocations may vary up to 10% from the targets. The target allocations along the investment glidepath, illustrated in the chart below, for the Fund will gradually become more conservative, moving to target allocations of approximately 50% equity/50% fixed-income in its target retirement year of 2050 and reaching its final target allocation of approximately 40% equity/60% fixed-income at some point from 2057 to 2060. Within the equity and fixed-income asset classes, the Fund allocates its investments to particular market sectors (U.S. equity, international equity, fixed-income, and inflation-protected assets) represented by various Underlying Funds. These market sector allocations may vary by up to 10% from the Fund’s target market sector allocations. The Fund’s target market sector allocations, which will change over time, are approximately as follows: U.S. Equity: 67.50%; International Equity: 22.50%; Fixed-Income: 10.00%; and Inflation-Protected Assets: 0.00%. Investors should note that the allocations above in this paragraph are expected to be as of June 30 of the current year.

The Fund’s target market sector allocations to Underlying Funds may include the TIAA-CREF Equity Index Fund (U.S. Equity); International Equity Index Fund and Emerging Markets Equity Index Fund (International Equity); Bond Index Fund (Fixed-Income); and Inflation-Linked Bond Fund (Inflation-Protected Assets).

Additional or replacement Underlying Funds for each market sector, as well as additional or replacement market sectors, may be included when making future allocations if Advisors believes that such Underlying Funds and/or market sectors are appropriate in light of the Fund’s desired levels of risk and potential return at the particular time. The Fund’s portfolio management team may also add a new market sector if it believes that will help to achieve the Fund’s investment objective. The relative allocations among Underlying Funds within a market sector may be changed at any time without notice to shareholders. If 10% or more of a Fund’s assets are expected to be invested in any Underlying Fund or market sectors not listed above, shareholders will receive prior notice of such change.

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The Fund’s asset class allocations, market sector allocations within each asset class, and Underlying Fund allocations within each market sector are listed in the chart below and are as of December 31 of the prior year. These allocations will change over time.

Asset Class	Allocation	Market Sector	Allocation	Underlying Funds	Allocation
EQUITY	89.94%	U.S. Equity	67.38%	• Equity Index Fund	67.38%
		International Equity	22.56%	• International Equity Index Fund	22.56%
FIXED-INCOME	10.06%	Fixed-Income	10.06%	• Bond Index Fund	10.06%
Total	100.00%		100.00%		100.00%

The following chart shows how the investment glidepath for the Fund is expected to gradually move the Fund’s target allocations over time between the different target market sector allocations. The actual market sector allocations of the Fund may differ from this chart. The Fund seeks to achieve its final target market sector allocations seven to ten years following the target date.

The Fund is designed to accommodate investors who invest in a fund up to their target retirement date, and plan to make gradual systematic withdrawals in retirement. In addition, investors should note that the Fund will continue to have a significant level of equity exposure up to, through and after its target retirement date, and this exposure could cause significant fluctuations in the value of the Fund depending on the performance of the equity markets generally.

Approximately seven to ten years after the Fund enters its target retirement year, the Board of Trustees may authorize the merger of the Fund into the Lifecycle Index Retirement Income Fund or other similar fund. Fund shareholders will receive prior notice of any such merger. The Lifecycle Index Retirement Income Fund is designed to maintain a stable conservative allocation among the Underlying Funds. More detailed information about the

98     Prospectus  ■  TIAA-CREF Lifecycle Index Funds

Lifecycle Index Retirement Income Fund is contained in the prospectus for that fund.

PRINCIPAL INVESTMENT RISKS

You could lose money over short or long periods by investing in this Fund. Accordingly, an investment in the Fund, or the Fund’s portfolio securities, typically is subject to the following principal investment risks:

• Asset Allocation Risk—The risk that the Fund may not achieve its target allocations. In addition, there is the risk that the asset allocations may not achieve the desired risk-return characteristic or that the selection of Underlying Funds and the allocations among them will result in the Fund underperforming other similar funds or cause an investor to lose money.

• Index Risk—The risk that the Underlying Fund’s performance will not correspond to its benchmark index for any period of time and may underperform such index or the overall stock market. Additionally, to the extent that the Underlying Fund’s investments vary from the composition of its benchmark index, the Underlying Fund’s performance could potentially vary from the index’s performance to a greater extent than if the Underlying Fund merely attempted to replicate the index.

• Equity Securities Risk—A portion of the assets of the Fund is allocated to Underlying Funds investing primarily in equity securities. Therefore, the value of the Fund may increase or decrease as a result of its indirect interest in equity securities.

• Market Risk—The risk that market prices of securities held by the Underlying Fund may fall rapidly or unpredictably due to a variety of factors, including changing economic, political or market conditions.

• Company Risk (often called Financial Risk)—The risk that the issuer’s earnings prospects and overall financial position will deteriorate, causing a decline in the value of the security over short or extended periods of time.

• Foreign Investment Risk—Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, currency, market or economic developments and can result in greater price volatility and perform differently from securities of U.S. issuers. This risk may be heightened in emerging or developing markets.

• Emerging Markets Risk—The risk of foreign investment often increases in countries with emerging markets. For example, these countries may have more unstable governments than developed countries, and their economies may be based on only a few industries. Because their securities markets may be very small, share prices of issuers in emerging market countries may be volatile and difficult to determine. Securities of issuers in these countries may be less liquid

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than securities of issuers in more developed countries. In addition, foreign investors such as the Fund are subject to a variety of special restrictions in many such countries.

• Large-Cap Risk—The risk that large-capitalization companies are more mature and may grow more slowly than the economy as a whole and tend to go in and out of favor based on market and economic conditions.

• Mid-Cap Risk—The risk that the stocks of mid-capitalization companies often have greater price volatility, lower trading volume, and less liquidity than the stocks of larger, more established companies.

• Small-Cap Risk—The risk that the stocks of small-capitalization companies often experience greater price volatility than large- or mid-sized companies because small-cap companies are often newer or less established than larger companies and are likely to have more limited resources, products and markets. Securities of small-cap companies are often less liquid than securities of larger companies as a result of there being a smaller market for their securities.

• Fixed-Income Securities Risk—A portion of the assets of the Fund is allocated to Underlying Funds investing primarily in fixed-income securities. Therefore, the value of the Fund may increase or decrease as a result of its indirect interest in fixed-income securities.

• Interest Rate Risk (a type of Market Risk)—The risk that increases in interest rates can cause the prices of fixed-income securities to decline.

• Income Volatility Risk—The risk that the level of current income from a portfolio of fixed-income securities declines in certain interest rate environments.

• Credit Risk (a type of Company Risk)—The risk that the issuer of bonds may not be able to meet interest or principal payments when the bonds become due.

• Market Volatility, Liquidity and Valuation Risk (types of Market Risk)—The risk that volatile or dramatic reductions in trading activity make it difficult for the Underlying Fund to properly value the portfolio securities in which it invests and that the Underlying Fund may not be able to purchase or sell a security at an attractive price, if at all.

• Call Risk—The risk that, during periods of falling interest rates, an issuer may call (or repay) a fixed-income security prior to maturity, resulting in a decline in the Underlying Fund’s income.

• Prepayment Risk—The risk that during periods of falling interest rates, borrowers pay off their mortgage loans sooner than expected, forcing the Underlying Fund to reinvest the unanticipated proceeds at lower interest rates and resulting in a decline in income.

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• Extension Risk—The risk that during periods of rising interest rates, borrowers pay off their mortgage loans later than expected, preventing an Underlying Fund from reinvesting principal proceeds at higher interest rates and resulting in less income than potentially available.

• Special Risks for Inflation-Indexed Bonds—The risk that interest payments on, or market values of, inflation-indexed bonds decline because of a decline in inflation (or deflation) or changes in investors’ inflation expectations. In addition, inflation indices may not reflect the true rate of inflation.

• Active Management Risk—The risk that securities selection by the Fund or an Underlying Fund’s investment adviser could cause the Fund or an Underlying Fund to underperform its benchmark index or mutual funds with similar investment objectives.

• Quantitative Analysis Risk—The risk that stocks selected by the Fund or the Underlying Fund’s investment adviser using quantitative modeling and analysis could perform differently from the market as a whole.

• Derivatives Risk—The risks associated with investing in derivatives may be different and greater than the risks associated with directly investing in the underlying securities and other instruments. The Underlying Funds may use futures and options, and the Underlying Funds may also use more complex derivatives such as swaps that might present liquidity, credit and counterparty risk.

There can be no assurances that the Fund or an Underlying Fund will achieve its investment objective. You should not consider the Fund to be a complete investment program. Please see the non-summary portion of the prospectus for more detailed information about the risks described above.

PAST PERFORMANCE

The following chart and table help illustrate some of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. The bar chart shows the annual total returns of the Retirement Class of the Fund, before taxes, in each full calendar year since inception of the class. Because the expenses vary across share classes, the performance of the Retirement Class will vary from the other share classes. Below the bar chart are the best and worst returns for a calendar quarter since inception of the Retirement Class. The performance table following the bar chart shows the Fund’s average annual total returns for the Retirement, Institutional and Premier Classes over the one-year, five-year, ten-year and since-inception periods (where applicable) ended December 31, 2010, and how those returns compare to those of broad-based securities market indices and a composite index based on the Fund’s target allocations. After-tax performance is shown only for the Retirement Class shares, and after-tax returns for the other Classes of shares will vary from the after-tax returns presented for Retirement Class shares.

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The returns shown below reflect previous agreements by the Fund’s investment adviser to waive or reimburse the Fund and certain Underlying Funds for certain fees and expenses. Without these waivers and reimbursements, the returns of the Fund would have been lower. Past performance of the Fund (before and after taxes) is not necessarily an indication of how it will perform in the future. The benchmark indices listed below are unmanaged, and you cannot invest directly in an index. The returns for the indices reflect no deduction for fees, expenses or taxes. Market indices representing the market sectors in the equity and fixed-income asset classes described above are used to formulate a composite benchmark index for the Fund (the Composite Index), based on the Fund’s target allocations among the market sectors. For performance during periods commencing February 1, 2011, the MSCI EAFE® + EM Index is replacing the MSCI EAFE® Index in the Composite Index as the market sector index component for International Equity.

For current performance information of each share class, including performance to the most recent month-end, please visit www.tiaa-cref.org.

ANNUAL TOTAL RETURNS FOR THE RETIREMENT CLASS SHARES (%)

Lifecycle Index 2050 Fund

Best quarter: 11.85%, for the quarter ended September 30, 2010. Worst quarter: -10.59%, for the quarter ended June 30, 2010.

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AVERAGE ANNUAL TOTAL RETURNS

For the Periods Ended December 31, 2010

	One Year	Since Inception
Retirement Class (Inception: September 30, 2009)
Return Before Taxes	13.51%	14.46%
Return After Taxes on Distributions	13.19%	14.06%
Return After Taxes on Distributions and Sale of
Fund Shares	9.12%	12.26%
Russell 3000® Index	16.93%	18.61%
Lifecycle Index 2050 Fund Composite Index	14.07%	15.06%
Institutional Class (Inception: September 30, 2009)
Return Before Taxes	13.79%	14.74%
Premier Class (Inception: September 30, 2009)
Return Before Taxes	13.56%	14.52%

Current performance of the Fund’s shares may be higher or lower than that shown above.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect during the periods shown and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(a), 401(k) or 403(b) plans or Individual Retirement Accounts (IRAs). After-tax returns are shown for only one class and after-tax returns for other classes will vary.

PORTFOLIO MANAGEMENT

Investment Adviser. The Fund’s investment adviser is Teachers Advisors, Inc.

Portfolio Managers. The following persons manage the Fund on a day-to-day basis:

Name:	Hans Erickson, CFA	John Cunniff, CFA	Pablo Mitchell
Title:	Managing Director	Managing Director	Director
Experience on Fund:	since 2009	since 2009	since 2009

PURCHASE AND SALE OF FUND SHARES

Retirement Class and Premier Class shares are generally available for purchase through employee benefit plans or other types of savings plans or accounts. Institutional Class shares are available for purchase directly from the Fund by certain eligible investors or through financial intermediaries.

• There is no minimum initial or subsequent investment for Retirement Class shares. Retirement Class shares are primarily offered through employer-sponsored employee benefit plans.

• There is a $100 million aggregate plan size and $5 million initial minimum plan-level investment requirement for Premier Class shares. Premier Class

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shares are offered through certain financial intermediaries and employer-sponsored employee benefit plans.

• The minimum initial investment is $2 million and the minimum subsequent investment is $1,000 for Institutional Class shares, unless an investor purchases shares by or through financial intermediaries that have entered into an appropriate agreement with the Fund or its affiliates.

Redeeming Shares. You can redeem (sell) your shares of the Fund at any time. If your shares are held through a third party, please contact that person for applicable redemption requirements. If your shares are held directly with the Fund, contact the Fund directly in writing or by telephone.

Exchanging Shares. You can exchange shares of the Fund for the same class of shares of any other funds offered by the TIAA-CREF Funds at any time, subject to the limitations described in the Market Timing/Excessive Trading Policy section in the statutory prospectus or any limitations imposed by a third party when shares are held through a third party. Exchanges involving shares of the Fund held less than 60 calendar days may be subject to the Redemption Fee addressed in “Fees and Expenses” above.

TAX INFORMATION

The Fund intends to make distributions to shareholders that may be taxed as ordinary income or capital gains. Distributions made to tax-exempt shareholders or shareholders who hold Fund shares in a tax-deferred account are generally not subject to income tax in the current year, but redemptions made from tax-deferred accounts may be subject to income tax.

PAYMENTS TO BROKER-DEALERS AND OTHER
FINANCIAL INTERMEDIARY COMPENSATION

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conﬂict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

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ADDITIONAL INFORMATION ABOUT INVESTMENT STRATEGIES AND RISKS

ADDITIONAL INFORMATION ABOUT THE FUNDS

Each of the Funds is a “fund of funds” and diversifies its assets by investing in Institutional Class shares of other funds of the TIAA-CREF Funds and potentially other investment pools or investment products (the “Underlying Funds”). In general, each Fund (except the Lifecycle Index Retirement Income Fund) is designed for investors who have a specific target retirement year in mind, and each Fund’s investments are adjusted from more aggressive to more conservative as a target retirement year approaches and for approximately seven to ten years afterwards. Generally, this means that each Fund’s investments (except the investments of the Lifecycle Index Retirement Income Fund) will gradually be reallocated to reduce weightings in Underlying Funds investing primarily in equity securities (stocks) and to increase weightings in Underlying Funds investing primarily in fixed-income securities (bonds) or money market instruments.

Each of the Lifecycle Index Funds has a policy of investing at least 80% of its assets (net assets, plus the amount of any borrowings for investment purposes) in Underlying Funds that are managed to seek an investment return that tracks particular market indices.

The Lifecycle Index Retirement Income Fund is not designed for investors who have a specific retirement year in mind and its allocations will not gradually adjust over time. Instead, the Lifecycle Index Retirement Income Fund is designed for investors who are already in or entering retirement (i.e., have already passed their target retirement year). The Lifecycle Index Retirement Income Fund has relatively fixed asset allocations between Underlying Funds that invest primarily in equity securities and those that invest primarily in fixed-income (including money market) securities.

The use of a particular index as a Fund’s benchmark index is not a fundamental policy and can be changed without shareholder approval.

The Funds are not appropriate for market timing. You should not invest in the Funds if you are a market timer.

No one can assure that the Funds will achieve their investment objective and investors should not consider any one fund to be a complete investment program.

Please see the Glossary towards the end of this Prospectus for certain defined terms used in this Prospectus.

MORE ABOUT THE FUNDS’ STRATEGY

General Information About the Funds

This Prospectus describes the shares of ten Lifecycle Index Funds, a sub-family of funds offered by the Trust. Each Fund is a separate investment

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portfolio or mutual fund, and has its own investment objective, investment strategies, restrictions and associated risks. An investor should consider each Fund separately to determine if it is an appropriate investment. Allocations for the Funds are based on historical risk/return characteristics and Advisors’ assumptions. If an asset class, market sector or Underlying Fund should perform in a fashion that varies from historical characteristics and/or Advisors’ assumptions, then the allocations may not achieve the intended risk/return characteristics. The investment objective of each Fund and its non-fundamental investment restrictions may be changed by the Board of Trustees of the Trust without shareholder approval. Certain investment restrictions described in the Statement of Additional Information (“SAI”) are fundamental and may only be changed with shareholder approval. Each Fund is diversified under the Investment Company Act of 1940, as amended (“1940 Act”).

Investment Glidepath and Target Allocations

The target allocations along the investment glidepath for each Fund (except the Lifecycle Index Retirement Income Fund) will gradually become more conservative (i.e., invest less in Underlying Funds holding primarily equity securities and invest more in Underlying Funds holding primarily fixed-income securities) over time as the target retirement year of the Fund approaches and is passed.

Investors should plan to fund their investment in a Fund up to their target retirement date. In the event that investors stop funding their investment in a Fund prior to their target retirement date, they should re-think whether they need to be in a different Fund. In addition, investors should note that each Fund will continue to have a significant level of equity exposure up to, through and after its target retirement date, and this exposure could cause significant fluctuations in the value of the Fund, depending on performance of the equity markets generally.

The following chart shows how the investment glidepath for each Fund (except the Lifecycle Index Retirement Income Fund) is expected to gradually move the Fund’s target allocations over time between the equity and fixed-income asset classes. The Lifecycle Index Retirement Income Fund has relatively fixed asset allocations that will not gradually adjust over time. The actual asset allocations of any particular Fund may differ from this chart.

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The Funds’ Investment Glidepath

Future Potential Investments

A portion of each Fund may be invested in certain annuity or other contracts issued by Teachers Insurance and Annuity Association of America (“TIAA”), to the extent that it is determined that they are appropriate in light of the Funds’ desired levels of risk and potential return at the particular time, and provided that the Funds have received the necessary exemptive relief from the SEC.

Rebalancing

In order to maintain its target allocations, each of the Funds will invest incoming monies from share purchases to underweighted Underlying Funds. If cash flows are not sufficient to reestablish the current target allocation for a particular Fund, the Fund will typically rebalance its allocation among the Underlying Funds by buying and selling Underlying Fund shares. To minimize the amount of disruption to the Funds’ portfolios, rebalancings, reallocations or adjustments to the investment glidepath may occur gradually depending on Advisors’ assessment of, among other things, fund flows and market conditions.

ADDITIONAL INFORMATION ABOUT THE FUNDS’ COMPOSITE BENCHMARK INDEX

The composite benchmark index for each of the Funds is a composite of four unmanaged benchmark indices that represent the four market sectors in which the Funds invest across the equity and fixed-income asset classes. The composite benchmark is created by applying the performance of the benchmark indices in proportion to each Fund’s target allocations across the market sectors. As a result, each Fund’s composite benchmark changes over time with changes in the Fund’s target allocations.

The four market sectors and the related benchmark indices for the Lifecycle Index Funds are as follows: U.S. Equity (Russell 3000® Index); International

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Equity (MSCI EAFE® + EM Index); Fixed-Income (Barclays Capital U.S. Aggregate Bond Index); and Inflation-Protected Assets (U.S. Treasury Inflation Protected Securities (TIPS Index (Series L)).

The benchmark indices for the Lifecycle Index Funds are described below.

Russell 3000® Index (U.S. Equity)

The Russell 3000® Index represents the 3,000 largest publicly-traded U.S. companies, based on market capitalization (according to the Russell Investment Group). Russell 3000 companies represent about 98% of the total market capitalization of the publicly-traded U.S. equity market. As of November 30, 2010, the market capitalization of companies in the Russell 3000® Index ranged from $24 million to $354.5 billion, with a mean market capitalization of $68.1 billion and a median market capitalization of $924 million. The Russell Investment Group determines the composition of the index based only on market capitalization and can change its composition at any time.

MSCI EAFE® + EM Index (International Equity)

Beginning February 1, 2011, the MSCI EAFE®+ EM Index is replacing the MSCI EAFE® Index in the Composite Index as the market sector component for International Equity. The MSCI EAFE® + EM Index tracks the performance of the leading stocks in 22 MSCI developed countries outside of North America—in Europe, Australasia and the Far East – and in 21 MSCI emerging countries. The MSCI EAFE® + EM Index constructs indices country by country, then assembles the country indices into regional indices. To construct an MSCI country index, the MSCI EAFE® Index analyzes each stock in that country’s market based on its market capitalization, trading volume and significant owners.

The stocks are sorted by free float adjusted market capitalization, and the largest stocks (meeting liquidity and trading volume requirements) are selected until approximately 85% of the free float adjusted market representation of each country’s market is reached. When combined as the MSCI EAFE® + EM Index, the regional index captures approximately 85% of the free float adjusted market capitalization of 22 developed and 21 emerging countries around the world.

The MSCI EAFE® + EM Index primarily includes securities of large- and mid-cap issuers. MSCI Barra determines the composition of the index based on a combination of factors including regional/country exposure, price, trading volume and significant owners, and can change its composition at any time.

Barclays Capital U.S. Aggregate Bond Index (Fixed-Income)

The Barclays Capital U.S. Aggregate Bond Index covers the U.S. investment-grade fixed-rate bond market, including government and corporate securities, agency mortgage pass through securities, asset-backed securities, and commercial mortgage-backed securities. This index contains approximately 8,216 issues. The Barclays Capital U.S. Aggregate Bond Index represents securities that are SEC-registered, taxable, and dollar denominated. To be

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selected for inclusion in the Barclays Capital U.S. Aggregate Bond Index, the securities must have a minimum maturity of one year and a minimum par amount outstanding of $250 million, and the securities must be rated investment-grade or higher using the middle rating of Moody’s, S&P, and Fitch after dropping the highest and lowest available ratings.

Barclays Capital U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L) (Inflation-Protected Assets)

The Barclays Capital U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L) measures the return of fixed-income securities with fixed-rate coupon payments that adjust for inflation as measured by the Consumer Price Index for all Urban Consumers (“CPI-U”). To be selected for inclusion in the Barclays Capital U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L), the securities must have a minimum maturity of one year and a minimum issue size of $500 million.

ADDITIONAL INFORMATION ABOUT THE UNDERLYING FUNDS

The following is a description of the investment objectives and principal investment strategies of the Underlying Funds of the Trust in which the Funds currently invest. For a discussion of the risks associated with these investments, see the “Additional Information on Principal Investment Risks of the Funds and the Underlying Funds” section. For a more detailed discussion of the investment strategies and risks of the Underlying Funds of the Trust, see the Prospectus for the Institutional Class of the TIAA-CREF Funds at www.tiaa-cref.org/prospectuses.

Fund	Investment Objective and Strategies/Benchmark
Equity Index Fund

Seeks a favorable long-term total return, mainly through capital appreciation, by investing primarily in a portfolio of large-, mid- and small-cap equity securities selected to track the overall U.S. equity markets based on the Russell 3000® Index, which is also its benchmark index. The Fund has a policy of investing at least 80% of its assets (net assets, plus the amount of any borrowings for investment purposes) in securities within the Russell 3000® Index.

International Equity Index Fund

Seeks a favorable long-term total return, mainly through capital appreciation, by investing primarily in a portfolio of foreign equity investments based on the MSCI EAFE® Index, which is also its benchmark index. Under normal circumstances, the Fund invests at least 80% of its assets (net assets, plus the amount of any borrowings for investment purposes) in securities within the MSCI EAFE® Index.

Emerging Markets Equity Index Fund

Seeks a favorable long-term total return, mainly by investing in a diversified portfolio of equity securities selected to track publicly-traded stocks in emerging markets, as represented by its benchmark index, the MSCI Emerging Markets Index. Under normal circumstances, the Fund invests at least 80% of its assets (net assets, plus the amount of any borrowings for investment purposes) in equity securities within the MSCI Emerging Markets Index or in instruments with economic characteristics similar to all or a portion of the index.

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Fund	Investment Objective and Strategies/Benchmark
Bond Index Fund

Seeks a favorable long-term total return, mainly from current income, by primarily investing in a portfolio of fixed-income securities (including government, corporate, and international dollar-denominated bonds, as well as mortgage-backed, commercial mortgage-backed and asset-backed securities) that is designed to produce a return that corresponds with the total return of the U.S. Investment-grade bond market based on the Barclays Capital U.S. Aggregate Bond Index. The Fund has a policy of investing in at least 80% of its assets (net assets, plus the amount of any borrowings for investment purposes) in securities within the Barclays Capital U.S. Aggregate Bond Index.

Inflation-Linked Bond Fund

Seeks a long-term rate of return that outpaces inflation, primarily through investment in inflation-linked bonds. Under normal circumstances, the Fund invests primarily in fixed-income securities whose returns are designed to track a specified inflation index, the Consumer Price Index for All Urban Consumers, over the life of the security. Typically, the Fund will invest in U.S. Treasury Inflation-Indexed Securities. The Fund’s benchmark index is the Barclays Capital U.S. Treasury Inflation Protected Securities Index (series L), which measures the return of fixed-income securities with fixed-rate coupon payments that adjust for inflation as measured by the Consumer Price Index for All Urban Consumers.

ADDITIONAL INFORMATION ON PRINCIPAL INVESTMENT RISKS OF THE FUNDS AND UNDERLYING FUNDS

The assets of each of the Funds are normally allocated among Underlying Funds investing primarily in equity securities and Underlying Funds investing primarily in fixed-income securities. Each Fund is subject to asset allocation risk and index risk and, depending on the allocation of Fund assets among Underlying Funds, proportionately subject to the risks of equity securities and the risks of fixed-income securities. Each of these risks, alone or in combination with other risks, has the potential to impact Fund performance.

Asset Allocation

The Funds may not achieve their target allocations and the selection of market sectors and Underlying Funds and the allocations among them may result in a Fund underperforming other similar funds or cause an investor to lose money. Although the allocation decisions of Advisors are intended to result in each Fund meeting its investment objective, Underlying Fund and asset class performance may differ in the future from the historical performance and assumptions upon which Advisors’ decisions are based, which could cause a Fund to not meet its investment objective. A Fund will typically rebalance its allocation among the Underlying Funds by buying and selling Underlying Fund shares. Periodic rebalancing of a Fund’s allocation can sometimes cause the Fund and the Underlying Funds to incur transactional expenses. These expenses can adversely affect performance of the Funds and the Underlying Funds.

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• Index Risk—Each of the Lifecycle Index Funds may invest in the Equity Index Fund, the International Equity Index Fund, and the Bond Index Fund (each, an “Underlying Index Fund” and collectively, the “Underlying Index Funds”). Index risk is the risk that the performance of an Underlying Index Fund will not correspond to, or may underperform, its benchmark index for any period of time. Although each Underlying Index Fund generally attempts to use the investment performance of its respective index as a baseline, it may not duplicate the exact composition of that index. In addition, unlike a mutual fund, the returns of an index are not reduced by investment and other operating expenses, and therefore, the ability of an Underlying Index Fund to match the performance of its index is adversely affected by the costs of buying and selling investments as well as other expenses. Therefore, none of the Underlying Index Funds can guarantee that its performance will match or exceed its index for any period of time.

Equity Securities

Each of the Funds invests to some degree, at different levels depending on where it is on the investment glidepath, in equity securities through certain Underlying Funds. In general, the value of equity securities fluctuates in response to the fortune of individual companies and in response to general market and economic conditions. Therefore, the value of the Funds may increase or decrease as a result of their investments in equity securities. More specifically, the Funds, or any of the Funds’ portfolio securities, typically are subject to the following principal investment risks:

• Market Risk—The risk that the price of equity securities may decline in response to general market and economic conditions or events, including conditions and developments outside of the equity markets such as significant changes in interest and inflation rates and the availability of credit. Accordingly, the value of the equity securities that an Underlying Fund holds may decline over short or extended periods of time. Any stock is subject to the risk that the stock market as a whole may decline in value, thereby depressing the stock’s price. Equity markets tend to be cyclical, with periods when prices generally rise and periods when prices generally decline. Foreign equity markets tend to reflect local economic and financial conditions and, therefore, trends often vary from country to country and region to region. During periods of unusual volatility or turmoil in the equity markets, the Funds may undergo an extended period of decline.

• Company Risk (often called Financial Risk)—The risk that the issuer’s earnings prospects and overall financial position will deteriorate, causing a decline in the security’s value over short or extended periods of time. In times of market turmoil, perceptions of a company’s credit risk can quickly change and even large, well-established companies may deteriorate rapidly with little or no warning.

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• Large-Cap Risk—The risk that, by focusing on securities of larger companies, an Underlying Fund may have fewer opportunities to identify securities that the market misprices and that these companies may grow more slowly than the economy as a whole or not at all. Also, larger companies may fall out of favor with the investing public for market, political and economic conditions, including for reasons unrelated to their businesses or economic fundamentals.

• Mid-Cap Risk—Securities of medium-sized companies may experience greater fluctuations in price than the securities of larger companies. From time to time, medium-sized company securities may have to be sold at a discount from their current market prices or in small lots over an extended period, since they may be harder to sell than larger-cap securities. In addition, it may sometimes be difficult to find buyers for securities of medium-sized companies that an Underlying Fund wishes to sell when the company is not perceived favorably in the marketplace or during periods of poor economic or market conditions. Such companies may be subject to certain business risks due to their smaller size, limited markets and financial resources, narrow product lines and frequent lack of depth of management. The costs of purchasing and selling securities of medium-sized companies are sometimes greater than those of more widely traded securities.

• Small-Cap Risk—Securities of small-sized companies may experience greater fluctuations in price than the securities of larger companies. From time to time, small-sized company securities may have to be sold at a discount from their current market prices or in small lots over an extended period, since they may be harder to sell than larger-cap securities. In addition, it may sometimes be difficult to find buyers for securities of small-sized companies that an Underlying Fund wishes to sell when the company is not perceived favorably in the marketplace or during periods of poor economic or market conditions. Such companies may be subject to certain business risks due to their smaller size, limited markets and financial resources, narrow product lines and frequent lack of depth of management. The costs of purchasing and selling securities of small-sized companies are sometimes greater than those of more widely traded securities.

• Foreign Investment Risk—Each of the Lifecycle Index Funds may include an allocation to the International Equity Index Fund and the Emerging Markets Equity Index Fund, each of which is an Underlying Fund that invests primarily in foreign securities. Foreign investments, which may include securities of foreign issuers, securities or contracts traded or acquired in non-U.S. markets or on non-U.S. exchanges, or securities or contracts payable or denominated in non-U.S. currencies, can involve special risks that arise from one or more of the following events or circumstances: (1) changes in currency exchange rates; (2) possible imposition of market controls or currency exchange controls; (3) possible

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imposition of withholding taxes on dividends and interest; (4) possible seizure, expropriation or nationalization of assets; (5) more limited foreign financial information or difficulties interpreting it because of foreign regulations and accounting standards; (6) lower liquidity and higher volatility in some foreign markets; (7) the impact of political, social or diplomatic events; (8) the difficulty of evaluating some foreign economic trends; and (9) the possibility that a foreign government could restrict an issuer from paying principal and interest to investors outside the country. Brokerage commissions and custodial and transaction costs are often higher for foreign investments, and it may be harder to use foreign laws and courts to enforce financial or legal obligations. The risks described above often increase in countries with emerging markets

• Emerging Markets Risk—The risk of foreign investment often increases in countries with emerging markets. For example, these countries may have more unstable governments than developed countries, and their economies may be based on only a few industries. Because their securities markets may be very small, share prices of issuers in emerging market countries may be volatile and difficult to determine. Securities of issuers in these countries may be less liquid than securities of issuers in more developed countries. In addition, foreign investors such as the Fund are subject to a variety of special restrictions in many such countries.

Fixed-Income Securities

A portion of each of the Funds is allocated to Underlying Funds investing primarily in fixed-income securities. An investment in fixed-income securities typically will be subject to the following investment risks described below:

• Income Volatility Risk—Income volatility refers to the degree and speed with which changes in prevailing market interest rates diminish the level of current income from a portfolio of fixed-income securities. The risk of income volatility is that the level of current income from a portfolio of fixed-income securities declines in certain interest rate environments.

• Credit Risk (a type of Company Risk)—The risk that a decline in a company’s financial position may prevent it from making principal and interest payments on fixed-income securities when due. Credit risk relates to the possibility that the issuer could default on its obligations, thereby causing an Underlying Fund to lose its investment in the security. Credit risk is heightened in times of market turmoil when perceptions of a company’s credit risk can quickly change and even large, well-established companies may deteriorate rapidly with little or no warning. Credit risk is also heightened in the case of investments in lower-rated, high-yield fixed-income securities because their issuers are typically in weak financial health and their ability to pay interest and principal is uncertain. Compared to issuers of investment-grade securities, they are more likely to encounter financial difficulties and to be materially affected by such difficulties. High-

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yield securities may also be relatively more illiquid, therefore they may be more difficult to purchase or sell.

• Market Volatility, Liquidity and Valuation Risk (types of Market Risk)—Trading activity in fixed-income securities in which the Underlying invest may be dramatically reduced or cease at any time, whether due to general market turmoil, problems experienced by a single company or a market sector or other factors. In such cases, it may be difficult for the Underlying to properly value assets represented by such securities. In addition, the Underlying may not be able to purchase or sell a security at a price deemed to be attractive, if at all.

• Call Risk—The risk that an issuer will redeem a fixed-income security prior to maturity. This often happens when prevailing interest rates are lower than the rate specified for the fixed-income security. If a fixed-income security is called early, an Underlying Fund may not be able to benefit fully from the increase in value that other fixed-income securities experience when interest rates decline. Additionally, an Underlying Fund would likely have to reinvest the payoff proceeds at current yields, which are likely to be lower than the fixed-income security in which the Fund originally invested.

• Interest Rate Risk (a type of Market Risk)—The risk that the value or yield of fixed-income securities may decline if interest rates change. In general, when prevailing interest rates decline, the market value of fixed-income securities (particularly those paying a fixed rate of interest) tends to increase. Conversely, when prevailing interest rates increase, the market value of fixed-income securities (particularly those paying a fixed rate of interest) tends to decline. Depending on the timing of the purchase of a fixed-income security and the price paid for it, changes in prevailing interest rates may increase or decrease the security’s yield. Fixed-income securities with longer durations tend to be more sensitive to interest rate changes than shorter-term securities.

• Prepayment Risk—The risk that during periods of falling interest rates, borrowers pay off their mortgage loans sooner than expected, forcing an Underlying Fund to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in income. These risks are normally present in mortgage-backed securities and other asset-backed securities. For example, homeowners have the option to prepay their mortgages. Therefore, the duration of a security backed by home mortgages can shorten depending on homeowner prepayment activity. A rise in the prepayment rate and the resulting decline in duration of fixed-income securities held by an Underlying Fund can result in losses to investors in an Underlying Fund.

• Extension Risk—The risk that during periods of rising interest rates, borrowers pay off their mortgage loans later than expected, preventing an Underlying Fund from reinvesting principal proceeds at higher interest rates, resulting in less income than potentially available. These risks are normally present in mortgage-backed securities and other asset-backed

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securities. For example, homeowners have the option to prepay their mortgages. Therefore, the duration of a security backed by home mortgages can lengthen depending on homeowner prepayment activity. A decline in the prepayment rate and the resulting increase in duration of fixed-income securities held by an Underlying Fund can result in losses to investors in an Underlying Fund.

• Special Risks Relating to Inflation-Indexed Bonds—The risk that market values of inflation-indexed bonds held by an Underlying Fund may be adversely affected by a number of factors, including changes in the market’s inflation expectations, changes in real rates of interest or declines in inflation (or deflation). There is a risk that interest payments in inflation-indexed bonds fall because of a decline in inflation (or deflation). In addition, the CPI-U may not accurately reflect the true rate of inflation. If the market perceives that any of these events have occurred, then the market value of those bonds could be adversely affected.

In addition to the principal investment risks set forth above, there are other risks associated with investing in the Funds and in fixed-income and equity securities that are discussed in the “Summary Information” sections above and in the Fund’s SAI, which risks may include some of the risks previously identified for fixed-income and equity securities.

No one can assure that the Fund or an Underlying Fund will achieve its investment objective and investors should not consider any one fund to be a complete investment program. As with all mutual funds, there is a risk that an investor could lose money by investing in a Fund.

NON-PRINCIPAL INVESTMENT STRATEGIES OF UNDERLYING FUNDS

The Equity Funds

The Underlying Funds of the Trust that invest primarily in equity securities—the Equity Index Fund, the International Equity Index Fund and the Emerging Markets Equity Index Fund (collectively, the “Equity Funds”)—may also invest in short-term debt securities of the same type as those held by the TIAA-CREF Money Market Fund and other kinds of short-term instruments. These short-term investments help the Equity Funds maintain liquidity, use cash balances effectively, and take advantage of attractive investment opportunities. The Equity Funds also may invest up to 20% of their assets in fixed-income securities. The Equity Funds may also manage cash by investing in money market funds or other short-term investment company securities.

Each Equity Fund also may buy and sell (1) put and call options on securities of the types they each may invest in and on securities indices composed of such securities, (2) futures contracts on securities indices composed of securities of the types in which each may invest, and (3) put and call options on such futures contracts. The Equity Funds may use such options and futures contracts for hedging, cash management and increasing total return. Futures contracts

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permit an Underlying Fund to gain exposure to groups of securities and thereby have the potential to earn returns that are similar to those that would be earned by direct investments in those securities or instruments. To manage currency risk, the Equity Funds also may enter into forward currency contracts and currency swaps and may buy or sell put and call options and futures contracts on foreign currencies.

Where appropriate futures contracts do not exist, or if Advisors deems advisable for other reasons, an Equity Fund may invest in investment company securities, such as ETFs. The Lifecycle Index Funds may also invest in ETFs, as well as ETNs, for investment exposure, cash management hedging or short-term defensive purposes. ETFs and ETNs will be subject to the risks associated with the types of asset classes, securities or sectors that they track, while ETNs, which are structured as fixed-income obligations, will also be subject to the general risks of fixed-income securities, including credit risk. When the Equity Funds or the Funds invest in ETFs, ETNs or other Underlying Funds that are not offered by the Trust (“Unaffiliated Underlying Funds”), they will bear a proportionate share of expenses charged by these pools or products to their investors.

The Equity Funds may also invest in derivatives and other similar financial instruments, such as equity swaps and equity-linked fixed-income securities, so long as these derivatives and financial instruments are consistent with a particular Fund’s investment objective, restrictions and policies, as well as current regulations.

The Fixed-Income Funds

The Underlying Funds of the Trust that invest primarily in fixed-income securities—the Bond Index Fund and the Inflation-Linked Bond Fund (collectively, the “Fixed-Income Funds”)—may make certain other investments, but not as principal strategies. For example, these Funds may invest in interest-only and principal-only mortgage-backed securities. These instruments have unique characteristics and are more sensitive to prepayment risk and extension risk than traditional mortgage-backed securities. Similarly, the Fixed-Income Funds may also buy and sell put and call options, futures contracts, and options on futures. The Fixed-Income Funds intend to use options and futures primarily as a hedging technique or for cash management as well as risk management. In seeking to manage currency risk, these Fixed-Income Funds can also enter into forward currency contracts, and buy or sell options and futures on foreign currencies, or enter into foreign currency contracts. The Fixed-Income Funds can also buy and sell swaps and options on swaps, so long as these are consistent with each Fixed-Income Fund’s investment objective, restrictions and policies, as well as current regulations.

Investments for Temporary Defensive Purposes

Each Underlying Fund may, for temporary defensive purposes, invest all of its assets in cash and money market instruments. In doing so, the Underlying

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Fund may be successful in reducing market losses but may otherwise fail to achieve its investment objective.

PORTFOLIO HOLDINGS

A description of the Funds’ policies and procedures with respect to the disclosure of their portfolio holdings is available in the Funds’ SAI.

PORTFOLIO TURNOVER

While each Fund will normally seek to invest in Underlying Funds for the long term, it may frequently rebalance those holdings with the goal of staying close to its projected target allocation. Therefore, a Fund may sell shares of Underlying Funds regardless of how long they have been held. Although a Fund bears no brokerage commissions when it buys or sells shares of Underlying Funds of the Trust, it may bear brokerage commissions or other transaction costs when it transacts in shares of Unaffiliated Underlying Funds. A “high portfolio turnover rate” for a Fund with respect to its holdings of Unaffiliated Underlying Funds generally will result in greater brokerage commission expenses or other transaction costs borne by the Fund and, ultimately, by shareholders. The portfolio turnover rate of the Fund during recent fiscal periods is provided in the Financial Highlights. The Funds are not subject to a specific limitation on portfolio turnover and are generally not managed to minimize tax burdens of shareholders.

An Underlying Fund that engages in active and frequent trading of portfolio securities will have a correspondingly higher “portfolio turnover rate.” A high portfolio turnover rate for an Underlying Fund generally will result in greater brokerage commission expenses borne by the Fund and, ultimately, by shareholders. Also, Underlying Funds with high turnover rates may be more likely to generate capital gains that must be distributed to the Fund, and ultimately to shareholders, as taxable income. None of the Underlying Funds of the Trust are subject to a specific limitation on portfolio turnover, and securities of each Underlying Fund may be sold at any time such sale is deemed advisable for investment or operational reasons.

SHARE CLASSES

Each Fund offers Retirement, Premier and Institutional Class shares in this Prospectus. Each Fund’s investments are held by the Fund as a whole, not by a particular share class, so an investor’s money will be invested the same way no matter which class of shares is held. However, there are differences among the fees and expenses associated with each class and not everyone is eligible to buy every class. After determining which classes you are eligible to buy, decide which class best suits your needs. Please contact the Funds’ distributor, Teachers Personal Investors Services, Inc., if you have questions or would like assistance in determining which class is right for you.

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MANAGEMENT OF THE FUNDS

THE FUNDS’ INVESTMENT ADVISER

Advisors manages the assets of the Trust, under the supervision of the Board of Trustees. Advisors is an indirect wholly owned subsidiary of Teachers Insurance and Annuity Association of America (“TIAA”). TIAA is a life insurance company founded in 1918 by the Carnegie Foundation for the Advancement of Teaching and is the companion organization of College Retirement Equities Fund (“CREF”), the first company in the United States to issue a variable annuity. Advisors is registered as an investment adviser with the SEC under the Investment Advisers Act of 1940. Advisors also manages the investments of TIAA Separate Account VA-1 and the TIAA-CREF Life Funds. Through an affiliated investment adviser, TIAA-CREF Investment Management, LLC (“Investment Management”), the personnel of Advisors also manage the investment accounts of CREF. As of December 31, 2010, Advisors and Investment Management together had approximately $225 billion of registered investment company assets under management. Advisors is located at 730 Third Avenue, New York, NY 10017-3206.

TIAA-CREF entities sponsor an array of financial products for retirement and other investment goals. For some of these products, for example, the investment accounts of CREF, TIAA or its subsidiaries perform services “at cost.” The Funds offered in the Prospectus, however, pay the management fees and other expenses that are described in the table on Fees and Expenses in the Prospectus. The management fees paid by the Fund to Advisors are intended to compensate Advisors for its services to the Fund and are not limited to the reimbursement of Advisors’ costs. Thus, under this arrangement, Advisors can earn a profit or incur a loss on the services which it renders to the Fund. The Fund also pays Advisors for certain administrative services that Advisors provides to the Fund on an at-cost basis.

Advisors manages the assets of the Fund pursuant to an investment management agreement with the Trust that was approved by shareholders of the Fund (the “Management Agreement”). Advisors’ duties include, among other things, providing the Fund with investment research, advice and supervision, furnishing an investment program for the Fund, determining which securities or other investments to purchase, sell or exchange and providing or obtaining any other necessary services to manage, acquire or dispose of securities, cash or other investments. Advisors also supervises and acts as liaison among the various service providers to the Fund, such as the custodian and transfer agent.

INVESTMENT MANAGEMENT FEES

Under the terms of an Investment Management Agreement between the Trust and Advisors, Advisors is entitled to a fee at an annual rate of 0.10% of the average daily net assets of each Lifecycle Index Fund. Advisors has

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contractually agreed to waive a portion of certain Funds’ management fees equal to, on an annual basis, the following percentages of the average daily net assets of each Fund: 0.04% for the Lifecycle Index Retirement Income Fund; 0.03% for the Lifecycle Index 2010 Fund; 0.02% for the Lifecycle Index 2015 Fund; 0.01% for the Lifecycle Index 2020 Fund; and 0.01% for the Lifecycle Index 2025 Fund. These waivers will remain in effect through September 30, 2012, unless changed with approval of the Board of Trustees. Advisors also receives management fees as the investment adviser to the Underlying Funds.

In addition, Advisors has contractually agreed to reimburse each Fund for any Total Annual Fund Operating Expenses (excluding Acquired Fund Fees and Expenses and extraordinary expenses) that exceed: (i) 35% of average daily net assets for Retirement Class shares; (ii) 0.25% of average daily net assets for Premier Class shares; and (iii) 0.10% of average daily net assets for Institutional Class shares of the Funds. These expense reimbursement arrangements will continue through at least September 30, 2012, unless changed with approval of the Board of Trustees. Each Fund also pays Advisors for certain administrative services Advisors provides to the Funds on an at-cost basis.

A discussion regarding the basis for the Board of Trustees’ most recent approval of the Funds’ Management Agreement is available in the Funds’ annual shareholder report for the fiscal period ended September 30, 2009. For a free copy of the Funds’ shareholder report, please call 800 842-2776, visit the Funds’ website at www.tiaa-cref.org or visit the SEC’s website at www.sec.gov.

PORTFOLIO MANAGEMENT TEAM

The Funds are managed by a team of managers, whose members are responsible for the day-to-day management of the Fund, with expertise in the area(s) applicable to the Fund’s investments. Certain team members are, for example, principally responsible for selecting appropriate investments for the Fund and others are principally responsible for asset allocation. The following is a list of members of the management team primarily responsible for managing the Fund’s investments, along with their relevant experience. The members of the team may change from time to time.

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Name & Title	Portfolio Role/ Coverage/ Expertise/Specialty	Experience Over Past Five Years	Total Experience (since dates specified below)
			At TIAA	Total	On Team
LIFECYCLE INDEX FUNDS
John M. Cunniff, CFA Managing Director	Asset Allocation (allocation strategies)	Advisors, TIAA and its affiliates— 2006 to Present (quantitative portfolio manager); Morgan Stanley Investment Management—2001 to 2006 (U.S. Research Director (oversight of equity research analysis team for U.S. market segments)	2006	1992	2009
Hans L. Erickson, CFA Managing Director	Asset Allocation (general oversight)	Advisors, TIAA and its affiliates— 1996 to Present (oversight responsibility for all quantitative equity strategies, equity index funds and asset allocation funds)	1996	1988	2009
Pablo Mitchell Director	Asset Allocation (daily portfolio management)	Advisors, TIAA and its affiliates— 2004 to Present (quantitative portfolio manager; various quantitative equity research responsibilities); Thomson Vestek—2003 to 2004 (senior quantitative researcher for equity and fixed-income performance analysis and risk modeling)	2004	2002	2009

The Funds’ SAI provides additional disclosure about the compensation structure of each of the Funds’ portfolio managers, the other accounts they manage, total assets in those accounts and potential conflicts of interest, as well as the portfolio managers’ ownership of shares of the Funds they manage.

OTHER SERVICES

Under the terms of the Management Agreement, responsibility for payment of administrative expenses, including transfer agency, dividend disbursing, accounting, administrative and shareholder services, is allocated either directly to the Fund or to Advisors.

The Funds have a separate service agreement with Advisors (the “Retirement Class Service Agreement”) pursuant to which Advisors provides or arranges for the provision of administrative and shareholder services for Retirement Class shares, including services associated with the maintenance of Retirement Class shares on retirement plan or other platforms. Under the Retirement Class Service Agreement, the Retirement Class of each Fund pays a monthly fee to Advisors at an annual rate of 0.25% of average daily net assets, which is reflected as part of “other expenses” in the Fee and Expenses section of this Prospectus. Advisors may rely on affiliated or unaffiliated persons to fulfill its obligations under the Retirement Class Service Agreement.

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DISTRIBUTION AND SERVICES ARRANGEMENTS

ALL CLASSES

Teachers Personal Investors Services, Inc. (“TPIS”) distributes the different classes of the Funds’ shares. TPIS may enter into agreements with other intermediaries, including its affiliated broker/dealer, TIAA-CREF Individual & Institutional Services, LLC (“Services”), to sell shares of the Funds. For Premier Class shares, TPIS may utilize some or all of the 12b-1 fees it receives from Premier Class shares to pay such other intermediaries for expenses incurred in connection with the sale, promotion and/or servicing of Premier Class shares. In addition TPIS, Services or Advisors may pay intermediaries out of its own assets to support the distribution and/or servicing of Fund shares. Payments to intermediaries may include payments to certain third-party broker/dealers and financial advisors, including fund supermarkets, to provide access to their fund distribution platforms, as well as to provide transaction processing or administrative services.

RETIREMENT CLASS

TPIS distributes the Funds’ Retirement Class shares. The Funds have adopted a distribution plan under Rule 12b-1 with respect to Retirement Class shares that allows the Funds to compensate TPIS for expenses related to the sale and promotion of Retirement Class shares and providing ongoing servicing and maintenance of accounts of the Funds’ shareholders, including sales and other expenses relating to the servicing efforts.

Under the plan, the Funds may compensate TPIS up to 0.05% of average daily net assets attributable to Retirement Class shares for distribution and promotion-related expenses as well as shareholder services. Because Rule 12b-1 plan fees are paid out of the Funds’ assets on an ongoing basis, over time they will increase the cost of your investment in the Funds. TPIS has contractually agreed not to seek any payments from the Funds under the Distribution Plan through at least September 30, 2012. This agreement may be amended or terminated at any time by TPIS with the approval of the Board of Trustees.

More information about the Funds’ distribution and services arrangements for Retirement Class shares appears in the Funds’ SAI.

PREMIER CLASS

TPIS distributes the Funds’ Premier Class shares. The Funds have adopted a distribution plan under Rule 12b-1 with respect to Premier Class under which the Funds pay TPIS an annual fee to compensate TPIS for TPIS’ services related to the sale, promotion and/or servicing of Premier Class shares.

Under the plan, the Funds pay TPIS at the annual rate of 0.15% of average daily net assets attributable to Premier Class shares for distribution and promotion-related activities, as well as shareholder and account maintenance services. Advisors, TPIS and their affiliates, at their own expense, may also

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continue to pay for distribution, promotional and shareholder account maintenance expenses of Premier Class shares. Because Rule 12b-1 plan fees are paid out of the Funds’ assets on an ongoing basis, over time they will increase the cost of your investment in the Fund.

More information about the Funds’ distribution and services arrangements for Premier Class shares appears in the Funds’ SAI.

INSTITUTIONAL CLASS

TPIS distributes the Funds’ Institutional Class shares. More information about the Funds’ distribution and services arrangements for Institutional Class shares appears in the Funds’ SAI.

CALCULATING SHARE PRICE

Each Fund determines its net asset value (“NAV”) per share, or share price, on each day the New York Stock Exchange (the “NYSE”) is open for business. The NAV for each Fund is calculated as of the time when regular trading closes on the NYSE (generally, 4:00 p.m. Eastern Time or at such earlier time that regular trading on the NYSE closes prior to 4 p.m. Eastern Time). The Funds do not price their shares on days that the NYSE is closed. The NAV per share for each class is determined by dividing the value of the Fund’s assets attributable to such class, less all liabilities attributable to such class, by the total number of shares of the class outstanding. The assets of each Fund consist primarily of shares of the Underlying Funds, which are valued at their respective NAVs in the case of mutual funds. The values of any shares of Unaffiliated Underlying Funds held by a Fund are based on the market value of the shares. Therefore, the share price of each of the Funds is determined based on the NAV per share or market value per share of each of the Underlying Funds (and the value of any other assets and liabilities of the Funds), subject to the fair value pricing procedures described below.

To value securities and other instruments held by the Underlying Funds of the Trust such Underlying Funds generally use market quotations or values obtained from independent pricing services to value such assets. Fixed-income securities with remaining maturities of 60 days or less that are held by the Underlying Funds of the Trust are generally valued using their amortized cost. If market quotations or values from independent pricing services are not readily available or are not considered reliable, the Underlying Funds of the Trust will use a security’s “fair value,” as determined in good faith using procedures approved by the Board of Trustees. Such Underlying Funds may also use fair value if events that have a significant effect on the value of an investment (as determined in Advisors’ sole discretion) occur between the time when its price is determined and the time a Fund’s NAV is calculated. Like the Funds, the Underlying Funds of the Trust do not price their shares on dates when the NYSE is closed. This remains the case for Underlying Funds of the Trust that

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invest in foreign securities that are primarily listed on foreign exchanges that trade on days when such Underlying Funds do not price their shares, even though such securities may continue to trade and their values may fluctuate when the NYSE is closed. For example, the Underlying Funds of the Trust might use a domestic security’s fair value when the exchange on which the security is principally traded closes early or when trading in the security is halted and does not resume before an Underlying Fund’s NAV is calculated. The use of fair value pricing can involve reliance on quantitative models or individual judgment, and may result in changes to the prices of portfolio securities that are used to calculate the NAV of an Underlying Fund of the Trust. Although the Underlying Funds of the Trust fair value portfolio securities on a security-by-security basis, those that hold foreign portfolio securities may see more of their portfolio securities fair valued more frequently than other Underlying Funds that do not hold foreign securities.

Fair value pricing most commonly occurs with securities that are primarily traded outside of the United States. Fair value pricing may occur, for instance, when there are market movements in the U.S. after foreign markets have closed, and there is the expectation that securities traded on foreign markets will adjust based on market movements in the U.S. when their markets open the next day. In these cases, the Underlying Funds of the Trust may fair value certain foreign securities when it is believed that the last traded price on the foreign market does not reflect the value of that security at 4:00 p.m. Eastern Time. This may have the effect of decreasing the ability of market timers to engage in “stale price arbitrage,” which takes advantage of the perceived difference in price from a foreign market closing price. For these foreign securities, the Underlying Fund uses a fair value pricing service approved by the Underlying Fund's Board of Trustees. This pricing service employs quantitative models to value foreign equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the close of the NYSE. Fair value pricing is subjective in nature and the use of fair value pricing by the Underlying Fund may cause the NAV of the Underlying Fund’s shares to differ significantly from the NAV that would have been calculated using market prices at the close of the foreign exchange on which a portfolio security is primarily traded.

While using a fair value price for foreign securities decreases the ability of market timers to make money by exchanging into or out of an affected Underlying Fund to the detriment of longer-term shareholders, it may reduce some of the certainty in pricing obtained by using actual market close prices.

The values of any securities of unaffiliated Underlying Funds held by a Fund are based on the market value of the securities. The Funds use fair value pricing to value these securities under the same circumstances that the Underlying Funds use fair value pricing to value their portfolio securities, as described above. The use of fair value pricing can involve reliance on quantitative models

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or individual judgment, and may result in changes to the prices of portfolio securities that are used to calculate a Fund’s NAV.

Money market instruments (other than those held by a money market Underlying Fund) with maturities of more than 60 days are valued using market quotations or independent pricing sources or derived from a pricing matrix that has various types of money market instruments along one axis and various maturities along the other.

DIVIDENDS AND DISTRIBUTIONS

Each Fund expects to declare and distribute to shareholders substantially all of its net investment income and net realized capital gains, if any. The amount distributed will vary according to the income received from securities held by the Fund and capital gains realized from the sale of securities. Each Fund plans to pay dividends on an annual basis (except for the Retirement Income Fund, which plans to pay dividends on a quarterly basis). Each Fund intends to pay net capital gains, if any, annually.

Dividends and capital gain distributions paid to Premier Class and Retirement Class shareholders who hold their shares through a TIAA-CREF administered plan or custody account will automatically be reinvested in additional same class shares of the particular Fund. All other Premier and Retirement Class shareholders, as well as Institutional Class shareholders, may elect from the following distribution options (barring any restrictions from the intermediary or plan through which such shares are held):

1. Reinvestment Option, Same Fund. Your dividend and capital gain distributions are automatically reinvested in additional shares of the Fund. Unless you elect otherwise, this will be your default distribution option.

2. Reinvestment Option, Different Fund. Your dividend and capital gain distributions are automatically reinvested in additional shares of another Fund in which you already hold shares.

3. Income-Earned Option. Your long-term capital gain distributions are automatically reinvested, but you will be sent a check for each dividend and short-term capital gain distribution.

4. Capital Gains Option. Your dividend and short-term capital gain distributions are automatically reinvested, but you will be sent a check for each long-term capital gain distribution.

5. Cash Option. A check will be sent for your dividend and each capital gain distribution.

On each Fund’s distribution date, the Fund makes distributions on a per share basis to the shareholders who hold and have paid for Fund shares on the record date. The Funds do this regardless of how long the shares have been held. This means that if you buy shares just before or on a record date, you will pay the full price for the shares and then you may receive a portion of the price

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back as a taxable distribution (see the discussion of “Buying a dividend” below under “Taxes”). Cash distribution checks will be mailed within seven days of the distribution date.

Shareholders who hold their shares through a variable insurance or annuity product, an employee benefit plan or through an intermediary may be subject to restrictions on their distribution payment options imposed by the product, plan or intermediary. Please contact the variable insurance or annuity product issuer or your plan sponsor or intermediary for more details.

TAXES

As with any investment, you should consider how your investment in any Fund will be taxed.

Taxes on dividends and distributions. Unless you are tax-exempt or hold Fund shares in a tax-deferred account, you are subject to federal income tax on dividends and taxable distributions each year. Your dividends and taxable distributions generally are taxable when they are paid, whether you take them in cash or reinvest them. However, distributions declared in October, November or December of a year and paid in January of the following year are taxable as if they were paid on December 31 of the prior year.

For federal tax purposes, income and short-term capital gain distributions from a Fund are taxed as ordinary income, and long-term capital gain distributions are taxed as long-term capital gains. Every January, a statement showing the taxable distributions paid to you in the previous year from the Fund will be sent to you and the Internal Revenue Service (“IRS”) .. Long-term capital gain distributions generally may be taxed at a maximum federal rate of 15% to individual investors (or at 0% to individual investors who are in the 10% or 15% tax bracket). These rates are currently scheduled to apply through 2012. Whether or not a capital gain distribution is considered long-term or short-term depends on how long the Fund held the securities the sale of which led to the gain.

A portion of ordinary income dividends paid by a Fund to individual investors may constitute “qualified dividend income” that is subject to the same maximum tax rates as long-term capital gains. The portion of a dividend that will qualify for this treatment will depend on the aggregated qualified dividend income received by a Fund. Notwithstanding this, certain holding period requirements with respect to a shareholder’s shares in a Fund may apply to prevent the shareholder from treating any portion of a dividend as “qualified dividend income.” The favorable treatment of qualified dividends is currently scheduled to expire after 2012. Additional information about this can be found in the Funds’ SAI.

Taxes on transactions. Unless a transaction involves Fund shares held in a tax-deferred account, redemptions (sales), including exchanges to other funds, may also give rise to capital gains or losses. The amount of any capital gain or

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loss will be the difference, if any, between the adjusted cost basis of your shares and the price you receive when you sell or exchange them. In general, a capital gain or loss will be treated as a long-term capital gain or loss if you have held your shares for more than one year.

Whenever you sell shares of a Fund, you will be sent a confirmation statement showing how many shares you sold and at what price. However, you or your tax preparer must determine whether this sale resulted in a capital gain or loss and the amount of tax to be paid on any gain. Be sure to keep your regular account statements; the information they contain will be essential in calculating the amount of your capital gains or losses.

Backup withholding. If you fail to provide a correct taxpayer identification number or fail to certify that it is correct, the Funds are required by law to withhold 28% of all the distributions and redemption proceeds paid from your account. The Funds are also required to begin backup withholding if instructed by the IRS to do so.

Buying a dividend. If you buy shares just before a Fund deducts a distribution from its net asset value, you will pay the full price for the shares and then receive a portion of the price back in the form of a taxable distribution. This is referred to as “buying a dividend.” For example, assume you bought shares of a Fund for $10.00 per share the day before the Fund paid a $0.25 dividend. After the dividend was paid, each share would be worth $9.75, and, unless you hold your shares through a tax-deferred arrangement such as 401(a), 401(k) or 403(b) plans or IRAs, you would have to include the $0.25 dividend in your gross income for tax purposes.

Effect of foreign taxes. Foreign governments may impose taxes on the Fund and its Underlying Funds and its investments and these taxes generally will reduce the Fund’s distributions. If the Fund qualifies to pass through a credit for such taxes paid and elects to do so, an offsetting tax credit or deduction may be available to you if you maintain a taxable account. If so, your tax statement will show more taxable income than was actually distributed by the Fund, but will also show the amount of the available offsetting credit or deduction.

Other restrictions. There are tax requirements that all mutual funds must follow in order to avoid federal taxation. In its effort to adhere to these requirements, a Fund or an Underlying Fund may have to limit its investment in some types of instruments.

Special considerations for certain institutional investors. If you are a corporate investor, a portion of the dividends from net investment income paid by a Fund may qualify for the corporate dividends-received deduction. The portion of the dividends that will qualify for this treatment will depend on the aggregate qualifying dividend income that the Fund receives from the Underlying Funds. Certain holding period and debt financing restrictions may apply to corporate investors seeking to claim the deduction.

Taxes related to Employee Benefit Plans or IRAs. Generally, individuals are not subject to federal income tax in connection with shares held (or that are

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held on their behalf) in participant or custody accounts under Code section 401(a) employee benefit plans (including 401(k) and Keogh plans), Code section 403(b) or 457 employee benefit plans, or IRAs. Distributions from such plan participant or custody accounts may, however, be subject to ordinary income taxation in the year of the distribution. For information about the tax aspects of your plan or IRA or Keogh account, please consult your plan administrator, TIAA-CREF or your tax advisor.

Other Tax Matters. Certain investments of the Funds, including certain debt instruments, foreign securities and shares of other investment funds could affect the amount, timing and character of distributions you receive and could cause a Fund to recognize taxable income in excess of the cash generated by such investments (which may require a Fund to liquidate other investments in order to make required distributions).

This information is only a brief summary of certain federal income tax information about your investment in a Fund. The investment may have state, local or foreign tax consequences, and you should consult your tax advisor about the effect of your investment in a Fund in your particular situation. Additional tax information can be found in the Funds’ SAI.

YOUR ACCOUNT: PURCHASING, REDEEMING
OR EXCHANGING SHARES

RETIREMENT CLASS

Eligibility – Retirement Class

Retirement Class shares of the Funds are (or may be made) available by or through

• accounts established by or on behalf of employers, or the trustees of plans sponsored by employers, in connection with certain employee benefit plans (the “plan(s)”), such as plans described in sections 401(a) (including 401(k) and Keogh plans), 403(b)(7) and 457 of the Code, that are sponsored or administered by TIAA-CREF.

• certain custody accounts sponsored or administered by TIAA-CREF that are established by individuals as IRAs pursuant to section 408 of the Code.

• certain intermediaries who have entered into a contract or arrangement with the Funds, or their investment adviser or distributor that enables them to purchase shares on behalf of their clients.

• other accounts, entities and categories of shareholders as may be approved by the Fund from time to time.

Definition of Eligible Investor for Retirement Class

Collectively, intermediaries that are unaffiliated with TIAA-CREF and/or that do not provide custodial services to plans administered by TIAA-CREF, but

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that have contracted with the Trust or its affiliates to offer Retirement Class shares of the Funds are referred to as “Eligible Investors” in the rest of this “Retirement Class” section of this Prospectus.

Purchasing Shares – Retirement Class

Purchasing Shares—For Participants Purchasing Shares through a Plan or Account Administered by TIAA-CREF:

If you are a participant in such a plan and your employer or plan trustee has established a plan account, then you may direct the purchase of Retirement Class shares of the Funds offered under the plan for your account. You should contact your employer to learn how to enroll in the plan. Your employer must notify TIAA-CREF that you are eligible to enroll. In many cases, you will be able to use TIAA-CREF Web Center’s online enrollment feature at www.tiaa-cref.org.

You may direct the purchase of Retirement Class shares of the Funds by allocating single or ongoing retirement plan contribution amounts made on your behalf by your employer pursuant to the terms of your plan or through a currently effective salary or payroll reduction agreement with your employer to a particular Fund or Funds offering Retirement Class shares (see “Allocating Retirement Contributions to a Fund” below). You may also direct the purchase of Retirement Class shares of the Funds by reinvesting retirement plan proceeds that were previously invested in another investment vehicle available under your employer’s plan.

The Funds impose no minimum investment requirement for Retirement Class shares. The Funds also do not currently restrict the frequency of investments made in the Funds by participant accounts, although the Funds reserve the right to impose such restrictions in the future. Your employer’s plan may limit the amount that you may invest in your participant account. In addition, the Code limits total annual contributions to most types of plans. All purchases must be in U.S. dollars and all checks must be drawn on U.S. banks. The Funds will only accept accounts with a U.S. address of record. The Funds will not accept a P.O. Box as an account’s address of record. Each investment in your participant account must be for a specified dollar amount. All other requests, including those specifying a certain price, date, or number of shares, will not be deemed to be in “good order” (see below) and will not be accepted by the Funds.

The Funds have the right to reject your custody application and to refuse to sell additional Retirement Class shares of the Funds to any investor for any reason. The Funds treat all orders to purchase Retirement Class shares as being received when they are received in “good order” by the Funds’ transfer agent (or other authorized Fund agent) (see below). The Funds may suspend or terminate the offering of Retirement Class shares of one or more of the Funds to your employer’s plan.

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Allocating Retirement Contributions to the Fund—For Participants Purchasing Shares through a Plan or Account Administered by TIAA-CREF

If you are just starting out and are initiating contributions to your employer’s plan, you may allocate single or ongoing contribution amounts to Retirement Class shares of the Funds by completing an account application or enrollment form (paper or online) and selecting the Funds and the amounts you wish to contribute to the Funds. You may be able to change your allocation for future contributions by:

• using the TIAA-CREF Web Center at www.tiaa-cref.org;

• calling the Funds’ Automated Telephone Service (available 24 hours a day) at 800 842-2252;

• calling a TIAA-CREF representative (available weekdays from 8:00 a.m. Eastern Time to 10:00 p.m. Eastern Time and Saturdays from 9:00 a.m. Eastern Time to 6:00 p.m. Eastern Time) at 800 842-2776;

• faxing the Funds at: 800 914-8922; or

• writing to the Funds at: TIAA-CREF Lifecycle Index Funds, P.O. Box 1259, Charlotte, NC 28201.

Opening an IRA or Keogh Account

Any plan participant or person eligible to participate in a plan may open an IRA or Keogh custody account and purchase Retirement Class shares for their account. For more information about opening an IRA, please call the Funds’ Telephone Counseling Center at 800 842-2888 or go to the TIAA-CREF Web Center at www.tiaa-cref.org. The Funds reserve the right to limit the ability of IRA and Keogh accounts to purchase the Retirement Class of certain Funds.

Purchasing Shares—For Eligible Investors and Their Clients:

Eligible Investors may invest directly in the Funds. All other prospective investors should contact their intermediary or plan sponsor for applicable purchase requirements. All purchases must be in U.S. dollars and all checks must be drawn on U.S. banks. The Funds will only accept accounts with a U.S. address of record. The Funds will not accept a P.O. Box as the address of record.

There may be circumstances when the Funds will not accept new investments in one or more of the Funds. The Funds reserve the right to suspend or terminate the offering of their shares at any time without prior notice. The Funds also reserve the right to reject any application or investment or any other specific purchase request.

The Funds do not impose minimum investment requirements. However, investors purchasing Retirement Class shares through Eligible Investors (like financial intermediaries or employee benefit plans) may purchase shares only in accordance with instructions and limitations pertaining to their account at the intermediary or plan. These Eligible Investors may set different minimum

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investment requirements for their customers’ investments in Retirement Class shares. Please contact your intermediary or plan sponsor for more information.

The Funds consider all purchase requests to be received when they are received in “good order” by the Funds’ transfer agent (or other authorized Fund agent) (see below). The Funds will not accept third-party checks. (The Funds consider any check not made payable directly to TIAA-CREF Funds as a third-party check.) The Funds cannot accept checks made out to you or other parties and signed over to the Funds. The Funds will not accept payment in the following forms: travelers’ checks, money orders, credit card convenience checks, cashier’s checks, cash or starter checks. The Funds will not accept corporate checks for investment into non-corporate accounts.

To open an account or purchase shares by wire:

Eligible Investors should instruct their bank to wire money to:

 State Street Bank

 225 Franklin Street

 Boston, MA 02110

 ABA Number 011000028

 DDA Number 99054546

Specify on the wire:

• The TIAA-CREF Lifecycle Index Funds—Retirement Class;

• Account registration (names of registered owners), address and Social Security number or taxpayer identification number;

• Indicate if this is for a new or existing account (provide Fund account number if existing); and

• The Fund or Funds in which you want to invest and amount per Fund to be invested.

To buy additional shares by wire, Eligible Investors should follow the instructions above for opening an account or purchasing shares by wire. Once a Fund account has been opened, shareholders do not have to send the Funds an application again.

Points to Remember for All Purchases by Eligible Investors:

• Each investment by an Eligible Investor in Retirement Class shares of the Funds must be for a specified dollar amount. The Funds cannot accept purchase requests specifying a certain price, date, or number of shares; such requests will be deemed to be not in “good order” (see below) and the Funds will return these investments.

• If you invest in the Retirement Class of the Funds through an Eligible Investor, the Eligible Investor may charge you a fee in connection with your investment (in addition to the fees and expenses deducted by the Funds). Contact the Eligible Investor to learn whether there are any other

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conditions, such as a minimum investment requirement, on your transactions.

• If the Funds do not receive good funds through wire transfer, the Fund will treat this as a redemption of the shares purchased when your wire transfer is received. You will be responsible for any resulting loss incurred by any of the Funds or Advisors and you may be subject to investment losses and tax consequences on such a redemption. If you are already a shareholder, the Funds can redeem shares from any of your account(s) as reimbursement for all losses. The Funds also reserve the right to restrict you from making future purchases in any of the Funds.

• Federal law requires the Funds to obtain, verify and record information that identifies each person who opens an account. Until the Funds receive such information, the Funds may not be able to open an account or effect transactions for you. Furthermore, if the Funds are unable to verify your identity, or that of another person authorized to act on your behalf, or if it is believed potential criminal activity has been identified, the Funds reserve the right to take such action as deemed appropriate, which may include closing your account.

• Your ability to purchase shares may be restricted due to limitations on exchanges, including limitations related to the Funds’ Market Timing/Excessive Trading Policy (see below).

• The Funds are not responsible for any losses due to unauthorized or fraudulent instructions so long as the Funds follow reasonable security procedures to verify your identity. It is your responsibility to review and verify the accuracy of your confirmation statements immediately after you receive them.

In-Kind Purchases of Shares by Eligible Investors

Advisors, at its sole discretion, may permit Eligible Investors or their clients to purchase Retirement Class shares with investment securities (instead of cash), if: (1) Advisors believes the securities are appropriate investments for the Fund; (2) the securities offered to the Fund are not subject to any restrictions upon their sale by the Fund under the Securities Act of 1933, or otherwise; and (3) the securities are permissible holdings under the Fund’s investment policies and restrictions. If the Fund accepts the securities, the Eligible Investor’s account will be credited with Retirement Class shares equal in net asset value to the market value of the securities received. Eligible Investors interested in making in-kind purchases should contact the Funds, and interested clients should contact their Eligible Investor (i.e., their intermediary or plan sponsor).

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Redeeming Shares – Retirement Class

Redeeming Shares—For Participants Holding Shares through a Plan or Account Administered by TIAA-CREF:

TIAA-CREF participants may redeem (sell) their Retirement Class shares at any time, subject to the terms of their employer’s plan, and Eligible Investors can redeem (sell) their Retirement Class shares at any time. A redemption can be part of an exchange. Certain redemptions of shares of the Fund will be subject to the Redemption Fee (see the section entitled “Redemption or Exchange Fee” below).

To request a redemption, you can do one of the following:

• using the TIAA-CREF Web Center at www.tiaa-cref.org;

• call a TIAA-CREF representative (available weekdays from 8:00 a.m. Eastern Time to 10:00 p.m. Eastern Time and Saturdays from 9:00 a.m. Eastern Time to 6:00 p.m. Eastern Time) at 800 842-2776;

• fax the Fund at: 800 914-8922; or

• write to the Fund at: TIAA-CREF Lifecycle Index Funds, P.O. Box 1259, Charlotte, NC 28201.

You may be required to complete and return certain forms to effect your redemption. Before you complete your redemption request, please make sure you understand the possible federal and other income tax consequences of a redemption.

Pursuant to a TIAA-CREF participant’s instructions, the Funds reinvest redemption proceeds in (1) Retirement Class shares of other funds or series of the TIAA-CREF Funds available under the participant’s plan, or (2) shares of other mutual funds available under the participant’s plan. Redemptions are effected as of the day that the Funds’ transfer agent (or other authorized Fund agent) receives your request in “good order” (see below), and your participant or IRA account will be credited within seven days thereafter. If a redemption is requested after a recent purchase of Retirement Class shares by check, the Funds may delay payment of the redemption proceeds until the check clears. This can take up to ten days. If you request a distribution of redemption proceeds from your participant account, the Funds will send the proceeds by check to the address of record, or by wire to the bank account, of record. If you want to send the redemption proceeds elsewhere, you must instruct the Funds by letter and generally include a Medallion Signature Guarantee for each shareholder.

The Funds can postpone payment if: (a) the NYSE is closed for other than usual weekends or holidays, or trading on the NYSE is restricted; (b) an emergency exists as defined by the SEC, or the SEC requires that trading be restricted; or (c) the SEC permits a delay for the protection of investors. If you hold shares through an Eligible Investor, like a plan or intermediary, please contact the Eligible Investor for redemption requests.

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Redeeming Shares—For Eligible Investors and Their Clients:

Eligible Investors can redeem (sell) their Retirement Class shares at any time. Certain redemptions of shares of the Fund will be subject to the Redemption Fee (see the section entitled “Redemption or Exchange Fee” below).

If your shares are held through an Eligible Investor, contact the Eligible Investor for applicable redemption requirements. Shares held through an Eligible Investor must be redeemed by the Eligible Investor. For further information, contact your intermediary or plan sponsor. Redemption requests generally must include: account number, transaction amount (in dollars or shares), signatures of all owners exactly as registered on the account, Medallion Signature Guarantees of each owner on the account (if required), and any other required supporting legal documentation.

The Funds will only accept redemption requests that specify a dollar amount or number of shares to be redeemed. All other requests, including those specifying a certain price or date, will not be deemed to be in “good order” (see below) and will be returned.

If you hold shares through an Eligible Investor, like a plan or intermediary, please contact the Eligible Investor for redemption requests.

Usually, the Funds send redemption proceeds to the Eligible Investor on the next business day after the Funds receive a redemption request in “good order” by the Funds’ transfer agent (or other authorized Fund agent) (see below), but not later than seven days afterwards. If a redemption is requested shortly after a recent purchase by check, it may take 10 calendar days for your check to clear and for your shares to be available for redemption.

The Funds can postpone payment if: (a) the NYSE is closed for other than usual weekends or holidays, or trading on the NYSE is restricted; (b) an emergency exists as defined by the SEC, or the SEC requires that trading be restricted; or (c) the SEC permits a delay for the protection of investors.

The Funds generally send redemption proceeds to the Eligible Investor at the address of record or bank account of record. If proceeds are to be sent to someone else, a different address or a different bank or if an Eligible Investor requests a redemption within 30 days of changing its address, the Funds generally may require a letter of instruction from the Eligible Investor with a Medallion Signature Guarantee for each account holder or for all owners exactly as registered on the account, as appropriate (see below). The Funds can send the redemption proceeds by check to the address of record or by wire transfer.

In-Kind Redemptions of Shares

Certain large redemptions of Fund shares may be detrimental to the Fund’s other shareholders because such redemptions can adversely affect a portfolio manager’s ability to implement its investment strategy by causing premature sale of portfolio securities that would otherwise be held. Consequently, if, in any 90-day period, an Eligible Investor redeems (sells) shares in an amount that exceeds the lesser of (i) $250,000 or (ii) 1% of a Fund’s assets, then the Fund, at

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its sole discretion, has the right (without prior notice) to satisfy the difference between the redemption amount and the lesser of the two previously mentioned figures with securities from the Fund’s portfolio (which may consist of either Institutional Class shares of the Underlying Funds or actual securities originally held by the Underlying Funds) instead of cash. This is referred to as a “distribution in-kind” redemption and the securities you receive in this manner represent a portion of the Fund or an Underlying Fund’s entire portfolio. The securities you receive will be selected by the Fund in its discretion. The Eligible Investor receiving the securities will be responsible for disposing of the securities and bearing any associated costs.

Exchanging Shares – Retirement Class

Exchanging Shares—For Participants Purchasing Shares through a Plan or Account Administered by TIAA-CREF:

Subject to the limitations outlined below and any limitations under your employer’s plan, you may exchange Retirement Class shares of a Fund for Retirement Class shares of another fund available under the plan (including other funds or series of the TIAA-CREF Funds, if available). An “exchange” means:

• a sale of Retirement Class shares of the Fund held in your participant or IRA account and the use of the proceeds to purchase Retirement Class shares of another fund for your account;

• a sale of interests in a CREF Account, the TIAA Real Estate Account, or the TIAA Traditional Annuity, and the use of the proceeds to purchase an equivalent dollar amount of Retirement Class shares of the Fund for your participant, IRA or Annuity account;

• a sale of Retirement Class shares held in a participant account and the use of the proceeds to purchase an interest in a CREF Account, the TIAA Real Estate Account, or the TIAA Traditional Annuity. Because interests in a CREF Account, the TIAA Real Estate Account, and the TIAA Traditional Annuity are not offered through participant accounts, you must withdraw redemption proceeds held in your participant account and use them to purchase one of these investments.

You can make exchanges in any of the following ways:

• using the TIAA-CREF Web Center at www.tiaa-cref.org;

• calling the Funds’ Automated Telephone Service (available 24 hours a day) at 800 842-2252;

• calling a TIAA-CREF representative (available weekdays from 8:00 a.m. Eastern Time to 10:00 p.m. Eastern Time and Saturdays from 9:00 a.m. Eastern Time to 6:00 p.m. Eastern Time) at 800 842-2776;

• faxing the Funds at: 800 914-8922; or

• writing to the Fund at: TIAA-CREF Lifecycle Index Funds, P.O. Box 1259, Charlotte, NC 28201.

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The Funds reserve the right to reject any exchange request and to modify, suspend or terminate the exchange privilege for any shareholder or class of shareholders. This may be done, in particular, when your transaction activity is deemed to be harmful to a Fund, including if it is considered to be market-timing activity.

Make sure you understand the investment objective, policies, strategies and risks disclosed in the prospectus of the fund into which you exchange shares. The exchange option is not designed to allow you to time the market. It gives you a convenient way to adjust the balance of your account so that it more closely matches your overall investment objectives and risk tolerance level.

Exchanging Shares—For Eligible Investors and Their Clients:

Eligible Investors can exchange Retirement Class shares in a Fund for Retirement Class shares of any other fund or Retirement Class shares of any other fund or series of the TIAA-CREF Funds at any time, subject to the limitations described in the Funds’ Market Timing/Excessive Trading Policy below. (An exchange is a simultaneous redemption of shares in one fund and a purchase of shares in another fund.)

Exchanges between accounts can be made only if the accounts are registered in the same name(s), address and Social Security number or taxpayer identification number. An exchange is considered a sale of securities, and therefore may be a taxable event.

The Funds reserve the right to reject any exchange request and to modify, suspend or terminate the exchange privilege for any shareholder or class of shareholders. This may be done, in particular, when your transaction activity is deemed to be harmful to the Fund, including if it is considered to be market-timing activity.

Shareholders who hold shares through an Eligible Investor, like a plan or intermediary, should contact the Eligible Investor for exchange requests. Once made, an exchange request cannot be modified or canceled.

Make sure you understand the investment objective, policies, strategies and risks disclosed in the prospectus of the fund into which you exchange shares. The exchange option is not designed to allow you to time the market. It gives you a convenient way to adjust the balance of your account so that it more closely matches your overall investment objectives and risk tolerance level.

PREMIER CLASS

Eligibility – Premier Class

Premier Class shares of the Fund are available for purchase by or through

• certain intermediaries or entities affiliated with TIAA-CREF including

• registered investment companies,

• state-sponsored tuition savings plans or healthcare saving accounts (“HSAs”), or

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• insurance company separate accounts advised by or affiliated with Advisors;

• other non-affiliated persons, entities or intermediaries including

• investment companies,

• state-sponsored tuition savings plans or prepaid plans or insurance company separate accounts,

• employer-sponsored employee benefit plans who have entered into a contract or arrangement that enables them to purchase shares of the Fund,

• through accounts established by employers, or the trustees of plans sponsored by employers, through TIAA-CREF in connection with certain employee benefit plans, such as 401(a) (including 401(k) plans), 403(a), 403(b) and 457 plans. Shareholders investing through such a plan may have to pay additional expenses related to the administration of such plans,

• other affiliates of TIAA-CREF, or

• Other accounts, entities and categories of shareholders as may be approved by the Fund from time to time.

The Fund reserves the right to determine in its sole discretion whether any person, intermediary, or entity is eligible to purchase Premier Class shares.

Definition of Eligible Investor for Premier Class

Collectively, all investors in the Fund, except for investors through an employer–sponsored employee benefit plan sponsored or administered by TIAA-CREF, are referred to as “Eligible Investors” in the rest of this “Premier Class” section of this Prospectus.

Account Minimums (Not Applicable At the Participant Level)

With respect to the categories of investors listed below, the aggregate plan sizes related to these investors must be at least $100 million:

• Accounts established by employers or the trustees of plans sponsored by employers in connection with certain employee benefit plans, such as 401(a) (including 401(k) plans), 403(a), 403(b) and 457 plans, profit-sharing plans, defined benefit plans and non-qualified deferred compensation plans where such accounts are established on a plan-level or omnibus basis; or

• Other affiliates of Advisors or other persons or entities that the Funds may approve from time to time.

With respect to the categories of investors listed below, in addition to the $100 million minimum aggregate plan size noted above, an initial minimum investment of $5 million with respect to each Fund is required:

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• Certain financial intermediaries that have entered into an appropriate agreement with the Funds, Advisors and/or TPIS directly or via their trading agent, including:

• Financial intermediaries affiliated with Advisors;

• Other financial intermediaries, platforms and programs, including registered investment adviser (“RIA”) programs, wrap programs and other advisory programs whose clients pay asset-based fees to such entities for investment advisory, management or other services;

• Trust companies that are not sponsored by an affiliate of Advisors;

• Registered investment companies, including funds of funds that are not advised or administered by Advisors or its affiliates;

• State-sponsored tuition savings plans and HSAs that are not sponsored by an affiliate of Advisors;

• Insurance company separate accounts that are sponsored or administered by insurance companies that are not affiliated with Advisors;

• Any unaffiliated individual retirement plan or group retirement plan, or those retirement plans not held in an omnibus manner and for which the plan sponsor, trustee, other financial intermediary or other entity provides services to investors who hold Fund shares through such entities, including, but not limited to, shareholder servicing or sub-accounting services; or

• Other persons or entities that the Funds may approve from time to time.

Please note that the $100 million aggregate plan size and the initial minimum investment requirements noted above must be met at the time of initial investment or, as approved by the Fund, over a reasonable period of time. At its sole discretion, each Fund reserves the right to convert any Premier Class shareholder’s shares to another class of shares of the same Fund for which the shareholder is otherwise eligible if the plan size or initial minimum investment requirements are not met in a reasonable period of time, or if the aggregate plan size falls below $100 million. Please see the section entitled “Conversion of Shares” below for more information on such mandatory conversions.

Investors may be subject to additional expenses or eligibility requirements imposed by the financial intermediary, plan, platform, program or other entity through which they hold their shares.

The Fund reserves the right to waive or modify eligibility requirements for the Premier Class at any time for any investor or financial intermediary.

Purchasing Shares – Premier Class

Purchasing Shares—For Participants Purchasing Shares through a Plan or Account Sponsored or Administered by TIAA-CREF:

If you are a participant in such a plan and your employer or plan trustee has established a plan account, then you may direct the purchase of Premier Class shares of the Funds offered under the plan for your account. You should contact your employer to learn how to enroll in the plan. Your employer must notify

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TIAA-CREF that you are eligible to enroll. In many cases, you will be able to use TIAA-CREF Web Center’s online enrollment feature at www.tiaa-cref.org.

You may direct the purchase of Premier Class shares of the Fund by allocating single or ongoing retirement plan contribution amounts made on your behalf by your employer pursuant to the terms of your plan or through a currently effective salary or payroll reduction agreement with your employer to a particular Fund or Funds offering Premier Class shares (see “Allocating Retirement Contributions to a Fund” below). You may also direct the purchase of Premier Class shares of the Fund by reinvesting retirement plan proceeds that were previously invested in another investment vehicle available under your employer’s plan.

No Minimum Investment Requirements are imposed at the Participant Level.

The Funds impose no minimum investment requirements for Premier Class shares on the participant level (however, see above for minimums on aggregate plan/account sizes). The Funds also do not currently restrict the frequency of investments made in the Funds by participant accounts, although the Funds reserve the right to impose such restrictions in the future. Your employer’s plan may limit the amount that you may invest in your participant account. In addition, the Code limits total annual contributions to most types of plans. All purchases must be in U.S. dollars and all checks must be drawn on U.S. banks. The Funds will only accept accounts with a U.S. address of record. The Funds will not accept a P.O. Box as an account’s address of record. Each investment in your participant account must be for a specified dollar amount. All other requests, including those specifying a certain price, date, or number of shares, will not be deemed to be in “good order” (see below) and will not be accepted by the Funds.

The Funds have the right to reject your application and to refuse to sell additional Premier Class shares of any Funds to any investor for any reason. The Funds treat all orders to purchase Premier Class shares as being received when they are received in “good order” by the Funds’ transfer agent (or other authorized Fund agent) (see below). The Funds may suspend or terminate the offering of Premier Class shares of one or more of the Funds to your employer’s plan.

Allocating Retirement Contributions to a Fund—For Participants Purchasing through a Plan or Account Sponsored or Administered by TIAA-CREF:

If you are just starting out and are initiating contributions to your employer’s plan, you may allocate single or ongoing contribution amounts to Premier Class shares of the Funds by completing an account application or enrollment form (paper or online) and selecting the Lifecycle Index Funds you wish to invest in and the amounts you wish to contribute to the Funds. You may be able to change your allocation for future contributions by:

• using the TIAA-CREF Web Center at www.tiaa-cref.org;

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• calling the Funds’ Automated Telephone Service (available 24 hours a day) at 800 842-2252;

• calling a TIAA-CREF representative (available weekdays from

8:00 a.m. Eastern Time to 10:00 p.m. Eastern Time and Saturdays from

9:00 a.m. Eastern Time to 6:00 p.m. Eastern Time) at 800 842-2776;

• faxing the Funds at: 800 914-8922; or

• writing to the Funds at: TIAA-CREF Lifecycle Index Funds, P.O. Box 1259, Charlotte, NC 28201.

Purchasing Shares—For Eligible Investors and Their Clients:

Eligible Investors may invest directly in the Funds. All other prospective investors should contact their intermediary or plan sponsor for applicable purchase requirements. All purchases must be in U.S. dollars and all checks must be drawn on U.S. banks. The Funds will only accept accounts with a U.S. address of record. The Funds will not accept a P.O. Box as the address of record.

There may be circumstances when the Funds will not accept new investments in one or more of the Funds. The Funds reserve the right to suspend or terminate the offering of shares by one or more of the Funds at any time without prior notice. The Funds also reserve the right to reject any application or investment or any other specific purchase request.

See above for certain minimum investment limits on purchases of the Funds by certain investors and certain aggregate minimum plan/account sizes. Additionally, investors purchasing Premier Class shares through Eligible Investors (like financial intermediaries or employee benefit plans) may purchase shares only in accordance with instructions and limitations pertaining to their account at the intermediary or plan. These Eligible Investors may set different minimum investment requirements for their customers’ investments in Premier Class shares. Please contact your intermediary or plan sponsor for more information.

The Funds consider all purchase requests to be received when they are received in “good order” by the Funds’ transfer agent (or other authorized Fund agent) (see below). The Funds will not accept third-party checks. (The Funds consider any check not made payable directly to TIAA-CREF Lifecycle Index Funds as a third-party check.) The Funds cannot accept checks made out to you or other parties and signed over to the Funds. The Funds will not accept payment in the following forms: travelers’ checks, money orders, credit card convenience checks, cashier’s checks, cash or starter checks. The Funds will not accept corporate checks for investment into non-corporate accounts.

Opening an account or purchasing shares by wire—Eligible Investors:

Eligible Investors should instruct their bank to wire money to:

 State Street Bank

 225 Franklin Street

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 Boston, MA 02110

 ABA Number 011000028

 DDA Number 99054546

Specify on the wire:

• The TIAA-CREF Lifecycle Index Funds – Premier Class;

• Account registration (names of registered owners), address and Social Security number or taxpayer identification number;

• Indicate if this is for a new or existing account (provide Fund account number if existing); and

• The Fund or Funds in which you want to invest and amount per Fund to be invested.

To buy additional shares by wire, Eligible Investors should follow the instructions above for opening an account or purchasing shares by wire. Once a Fund account has been opened, shareholders do not have to send the Funds an application again.

Points to Remember for All Purchases by Eligible Investors:

• Each investment by an Eligible Investor in Premier Class shares of the Funds must be for a specified dollar amount. The Funds cannot accept purchase requests specifying a certain price, date, or number of shares; such requests will be deemed to be not in “good order” (see below) and the Funds will return the money you sent.

• If you invest in the Premier Class of the Funds through an Eligible Investor, the Eligible Investor may charge you a fee in connection with your investment (in addition to the fees and expenses deducted by the Funds). Contact the Eligible Investor to learn whether there are any other conditions, such as a minimum investment requirement, on your transactions.

• If the Funds do not receive good funds through wire transfer, they will treat this as a redemption of the shares purchased when your wire transfer is received. You will be responsible for any resulting loss incurred by any of the Funds or Advisors and you may be subject to investment losses and tax consequences on such a redemption. If you are already a shareholder, the Funds can redeem shares from any of your account(s) as reimbursement for all losses. The Funds also reserve the right to restrict you from making future purchases in any of the Funds.

• Federal law requires the Funds to obtain, verify and record information that identifies each person who opens an account. Until the Funds receive such information, the Funds may not be able to open an account or effect transactions for you. Furthermore, if the Funds are unable to verify your identity, or that of another person authorized to act on your behalf, or if it is believed potential criminal activity has been identified, the Funds reserve

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the right to take such action as deemed appropriate, which may include closing your account.

• Your ability to purchase shares may be restricted due to limitations on exchanges, including limitations related to the Funds’ Market Timing/Excessive Trading Policy (see below).

• The Funds are not responsible for any losses due to unauthorized or fraudulent instructions so long as the Funds follow reasonable security procedures to verify your identity. It is your responsibility to review and verify the accuracy of your confirmation statements immediately after you receive them.

In-Kind Purchases of Shares by Eligible Investors

Advisors, at its sole discretion, may permit Eligible Investors or their clients to purchase Premier Class shares with investment securities (instead of cash) if: (1) Advisors believes the securities are appropriate investments for the Fund; (2) the securities offered to the Fund are not subject to any restrictions upon their sale by the Fund under the Securities Act of 1933, or otherwise; and (3) the securities are permissible holdings under the Fund’s investment policies and restrictions. If the Fund accepts the securities, the Eligible Investor’s account will be credited with Premier Class shares equal in net asset value to the market value of the securities received. Eligible Investors interested in making in-kind purchases should contact the Funds, and interested clients should contact their Eligible Investor (i.e., their intermediary or plan sponsor).

Redeeming Shares – Premier Class

Redeeming Shares—For Participants Holding Shares through a Plan or Account Administered by TIAA-CREF:

TIAA-CREF participants may redeem (sell) their Premier Class shares at any time, subject to the terms of their employer’s plan and Eligible Investors can redeem (sell) their Premier Class shares at any time. A redemption can be part of an exchange. Certain redemptions of shares of the Fund will be subject to the Redemption Fee (see the section entitled “Redemption or Exchange Fee” below).

To request a redemption, you can do one of the following:

• use the TIAA-CREF Web Center at www.tiaa-cref.org;

• call a TIAA-CREF representative (available weekdays from 8:00 a.m. Eastern Time to 10:00 p.m. Eastern Time and Saturdays from 9:00 a.m. Eastern Time to 6:00 p.m. Eastern Time) at 800 842-2776;

• fax the Funds at: 800 914-8922; or

• write to the Funds at: TIAA-CREF Lifecycle Index Funds, P.O. Box 1259, Charlotte, NC 28201.

You may be required to complete and return certain forms to effect your redemption. Before you complete your redemption request, please make sure

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you understand the possible federal and other income tax consequences of a redemption.

Pursuant to a TIAA-CREF participant’s instructions, the Funds reinvest redemption proceeds in (1) Premier Class shares of other funds or series of the TIAA-CREF Funds available under the participant’s plan, or (2) shares of other mutual funds available under the participant’s plan. Redemptions are effected as of the day that the Fund’s transfer agent (or other authorized Fund agent) receives your request in “good order” (see below), and your participant will be credited within seven days thereafter. If a redemption is requested after a recent purchase of Premier Class shares by check, the Funds may delay payment of the redemption proceeds until the check clears. This can take up to ten days. If you request a distribution of redemption proceeds from your participant account, the Funds will send the proceeds by check to the address of record, or by wire to the bank account of record. If you want to send the redemption proceeds elsewhere, you must instruct the Funds by letter and generally include a Medallion Signature Guarantee for each shareholder.

The Funds can postpone payment if: (a) the NYSE is closed for other than usual weekends or holidays, or trading on the NYSE is restricted; (b) an emergency exists as defined by the SEC, or the SEC requires that trading be restricted; or (c) the SEC permits a delay for the protection of investors.

Redeeming Shares—For Eligible Investors and Their Clients:

Eligible Investors can redeem (sell) their Premier Class shares at any time.

Certain redemptions of shares of the Fund will be subject to the Redemption Fee (see the section entitled “Redemption or Exchange Fee” below).

If your shares are held through an Eligible Investor, contact the Eligible Investor for applicable redemption requirements. Shares held through an Eligible Investor must be redeemed by the Eligible Investor. For further information, contact your intermediary or plan sponsor. Redemption requests generally must include: account number, transaction amount (in dollars or shares), signatures of all owners exactly as registered on the account, Medallion Signature Guarantees of each owner on the account (if required), and any other required supporting legal documentation.

The Funds will only accept redemption requests that specify a dollar amount or number of shares to be redeemed. All other requests, including those specifying a certain price or date, will not be deemed to be in “good order” (see below) and will be returned.

If you hold shares through an Eligible Investor, like a plan or intermediary, please contact the Eligible Investor for redemption requests.

Usually, the Funds send redemption proceeds to the Eligible Investor on the next business day after the Funds receive a redemption request in “good order” by the Funds’ transfer agent (or other authorized Fund agent) (see below), but not later than seven days afterwards. If a redemption is requested shortly after

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a recent purchase by check, it may take 10 calendar days for your check to clear and for your shares to be available for redemption.

The Funds can postpone payment if: (a) the NYSE is closed for other than usual weekends or holidays, or trading on the NYSE is restricted; (b) an emergency exists as defined by the SEC, or the SEC requires that trading be restricted; or (c) the SEC permits a delay for the protection of investors.

The Funds generally send redemption proceeds to the Eligible Investor at the address of record or bank account of record. If proceeds are to be sent to someone else, a different address or a different bank or if an Eligible Investor requests a redemption within 30 days of changing its address, the Funds generally may require a letter of instruction from the Eligible Investor with a Medallion Signature Guarantee for each account holder or for all owners exactly as registered on the account, as appropriate (see below). The Funds can send the redemption proceeds by check to the address of record or by wire transfer.

In-Kind Redemptions of Shares

Certain large redemptions of Fund shares may be detrimental to the Fund’s other shareholders because such redemptions can adversely affect a portfolio manager’s ability to implement its investment strategy by causing premature sale of portfolio securities that would otherwise be held. Consequently, if, in any 90-day period, an Eligible Investor redeems (sells) shares in an amount that exceeds the lesser of (i) $250,000 or (ii) 1% of a Fund’s assets, then the Fund, at its sole discretion, has the right (without prior notice) to satisfy the difference between the redemption amount and the lesser of the two previously mentioned figures with securities from the Fund’s portfolio (which may consist of either Institutional Class shares of the Underlying Funds or actual securities originally held by the Underlying Funds) instead of cash. This is referred to as a “distribution in-kind” redemption and the securities you receive in this manner represent a portion of the Fund or an Underlying Fund’s entire portfolio. The securities you receive will be selected by the Fund in its discretion. The Eligible Investor receiving the securities will be responsible for disposing of the securities and bearing any associated costs.

Exchanging Shares – Premier Class

Exchanging Shares—For Participants Holding Shares through a Plan or Account Administered by TIAA-CREF:

Subject to the limitations outlined below and any limitations under your employer’s plan, you may exchange Premier Class shares of a Fund for Premier Class shares of another fund available under the plan (including other funds or series of the TIAA-CREF Funds, if available). An “exchange” means:

• a sale of Premier Class shares of a Fund held in your participant account and the use of the proceeds to purchase Premier Class shares of another Fund or other fund or series of the TIAA-CREF Funds for your account;

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• a sale of interests in a CREF Account, the TIAA Real Estate Account, or the TIAA Traditional Annuity, and the use of the proceeds to purchase an equivalent dollar amount of Premier Class shares of a Fund for your participant or Annuity account;

• a sale of Premier Class shares held in a participant account and the use of the proceeds to purchase an interest in a CREF Account, the TIAA Real Estate Account, or the TIAA Traditional Annuity. Because interests in a CREF Account, the TIAA Real Estate Account, and the TIAA Traditional Annuity are not offered through participant accounts, you must withdraw redemption proceeds held in your participant account and use them to purchase one of these investments.

You can make exchanges in any of the following ways:

• using the TIAA-CREF Web Center at www.tiaa-cref.org;

• calling the Funds’ Automated Telephone Service (available 24 hours a day) at 800 842-2252;

• calling a TIAA-CREF representative (available weekdays from 8:00 a.m. Eastern Time to 10:00 p.m. Eastern Time and Saturdays from 9:00 a.m. Eastern Time to 6:00 p.m. Eastern Time) at 800 842-2776;

• faxing the Funds at: 800 914-8922; or

• writing to the Funds at: TIAA-CREF Lifecycle Index Funds, P.O. Box 1259, Charlotte, NC 28201.

The Funds reserve the right to reject any exchange request and to modify, suspend or terminate the exchange privilege for any shareholder or class of shareholders. This may be done, in particular, when your transaction activity is deemed to be harmful to a Fund, including if it is considered to be market-timing activity.

Make sure you understand the investment objective, policies, strategies and risks disclosed in the prospectus of the fund into which you exchange shares. The exchange option is not designed to allow you to time the market. It gives you a convenient way to adjust the balance of your account so that it more closely matches your overall investment objectives and risk tolerance level.

Exchanging Shares—For Eligible Investors and Their Clients:

Eligible Investors can exchange Premier Class shares in a Fund for Premier Class shares of any other Fund or Premier Class shares of any other fund or series of the TIAA-CREF Funds at any time, subject to the limitations described in the Funds’ Market Timing/Excessive Trading Policy below. (An exchange is a simultaneous redemption of shares in one fund and a purchase of shares in another fund.)

If you hold shares through an intermediary, plan sponsor or other Eligible Investor, contact the Eligible Investor for applicable exchange requirements.

Exchanges between accounts can be made only if the accounts are registered in the same name(s), address and Social Security number or taxpayer

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identification number. An exchange is considered a sale of securities, and therefore, may be a taxable event.

The Funds reserve the right to reject any exchange request and to modify, suspend or terminate the exchange privilege for any shareholder or class of shareholders. This may be done, in particular, when your transaction activity is deemed to be harmful to a Funds, including if it is considered to be market-timing activity.

Shareholders who hold shares through an Eligible Investor like a plan or intermediary should contact the Eligible Investor for exchange requests. Once made, an exchange request cannot be modified or canceled.

Make sure you understand the investment objective, policies, strategies and risks disclosed in the prospectus of the fund into which you exchange shares. The exchange option is not designed to allow you to time the market. It gives you a convenient way to adjust the balance of your account so that it more closely matches your overall investment objectives and risk tolerance level.

INSTITUTIONAL CLASS

Eligibility – Institutional Class

Institutional Class shares of the Funds are available for purchase by or through:

• certain intermediaries affiliated with TIAA-CREF,

• or other non-affiliated persons or intermediaries who have entered into a contract or arrangement that enables them to purchase shares of the Fund, or other affiliates of TIAA-CREF, such as

• state-sponsored tuition savings plans or prepaid plans,

• insurance company separate accounts,

• employer-sponsored employee benefit plans,

• accounts established by employers, or the trustees of plans sponsored by employers, through TIAA-CREF in connection with certain employee benefit plans, such as 401(a) (including 401(k) and Keogh plans), 403(a), 403(b) and 457 plans, or through custody accounts established by individuals through TIAA-CREF as IRAs. Shareholders investing through such a plan may have to pay additional expenses related to the administration of such plans, or

• other accounts, entities and categories of shareholders as may be approved by the Fund from time to time.

Definition of Eligible Investor

Collectively, investors that have contracted with the Trust or its affiliates to offer Institutional Class shares of the Fund and entities that are affiliated with the Trust, Advisors or TPIS are referred to as “Eligible Investors” in this “Institutional Class” section of this Prospectus.

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Under certain circumstances, Institutional Class shares of the Fund may be offered directly to certain eligible individuals or institutions (each, a “Direct Purchaser”).

Account Minimums—Certain Eligible Investors

No minimum initial investment is required to purchase Institutional Class shares of the Fund by or through the following categories of Eligible Investors:

• Certain financial intermediaries that have entered into an appropriate agreement with the Funds, Advisors and/or TPIS directly or via their trading agent, including:

• Financial intermediaries affiliated with Advisors;

• Other financial intermediaries, platforms and programs, including registered investment adviser (“RIA”) programs, wrap programs and other advisory programs: (1) whose clients pay asset-based fees to such entities for investment advisory, management or other services; and (2) which are not compensated by the Funds for any services provided to clients who hold Fund shares through such entities;

• Trust companies, including both those affiliated with Advisors, such as TIAA-CREF Trust Company, FSB (the “Trust Company”) and other trust companies that are not affiliated with Advisors;

• Registered investment companies advised by or affiliated with Advisors, including funds of funds;

• State-sponsored tuition savings plans and healthcare savings accounts (“HSAs”) sponsored by Advisors or its affiliates;

• Insurance company separate accounts sponsored or administered by an insurance company that is affiliated with Advisors;

• Accounts established by employers or the trustees of plans sponsored by employers in connection with certain employee benefit plans, such as 401(a) (including 401(k) and Keogh plans), 403(a), 403(b) and 457 plans, profit-sharing plans, defined benefit plans and non-qualified deferred compensation plans where: (1) such accounts are established on a plan-level or omnibus basis; and (2) the plan, plan sponsor, any financial intermediary or any other entity is not compensated by the Funds for any services provided to investors who hold Fund shares through such entities; or

• Other affiliates of Advisors or other persons or entities that the Funds may approve from time to time.

Account Minimums—Other Investors

With respect to the categories of investors listed below, a $2 million minimum initial investment amount for purchases of Institutional Class shares of the Funds is applicable:

• Individual or institutional investors, including financial institutions, corporations, partnerships, foundations, banks, trusts, endowments,

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government entities or other similar entities, that invest directly in a Fund (such Direct Purchasers will be subject to a $1,000 minimum subsequent investment requirement);

• Registered investment companies, including funds of funds that are not advised or administered by Advisors or its affiliates;

• State-sponsored tuition savings plans and HSAs that are not sponsored by an affiliate of Advisors;

• Insurance company separate accounts that are sponsored or administered by insurance companies that are not affiliated with Advisors;

• Financial intermediaries that have entered into an appropriate agreement with the Funds, Advisors and/or TPIS directly or via their trading agent and which receive compensation from the Funds for services provided to investors who hold Fund shares through such entities, including, but not limited to, shareholder servicing or sub-accounting services; or

• Any individual retirement plan or group retirement plan that is not held in an omnibus manner and for which the plan sponsor, trustee, other financial intermediary or other entity receives compensation from the Funds for services provided to investors who hold Fund shares through such entities, including, but not limited to, shareholder servicing or sub-accounting services.

Please note that the initial minimum investment requirement must be met at the time of initial investment or, as approved by the Fund, over a reasonable period of time. At its sole discretion, each Fund reserves the right to convert any Institutional Class shareholder’s shares to another class of shares of the same Fund for which the shareholder is otherwise eligible if the initial minimum investment requirement is not met in a reasonable period of time. Please see the section entitled “Conversion of Shares” below for more information on such mandatory conversions.

Investors who do not hold their Institutional Class shares directly with the Funds may be subject to additional expenses or eligibility requirements imposed by the financial intermediary, plan, platform, program or other entity through which they hold their shares. Eligible Investors (like financial intermediaries or employee benefit plans) may set different minimum investment requirements for their customers’ investments in Institutional Class shares and investors purchasing Institutional Class shares through Eligible Investors may purchase shares only in accordance with such requirements.

The Fund reserves the right to waive or modify eligibility requirements for the Institutional Class at any time for any investor or financial intermediary.

Purchasing Shares – Institutional Class

Eligible Investors and Direct Purchasers may invest directly in the Institutional Class shares of the Funds. All other prospective investors should contact their intermediary or plan sponsor for applicable purchase requirements. All purchases must be in U.S. dollars and all checks must be

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drawn on U.S. banks. The Funds will only accept accounts with a U.S. address of record. The Funds will not accept a P.O. Box as the address of record.

There may be circumstances when the Funds will not accept new investments in one or more of the Funds. The Funds reserve the right to suspend or terminate the offering of their shares at any time without prior notice. The Funds also reserve the right to reject any application or investment or any other specific purchase request.

As described above, the Funds impose minimum investment requirements for certain Eligible Investors and Direct Purchasers. However, Eligible Investors (like financial intermediaries or employee benefit plans) may purchase shares only in accordance with instructions and limitations pertaining to their account at the intermediary or plan. These Eligible Investors may set different minimum investment requirements for their customers’ investments in Institutional Class shares and investors purchasing Institutional Class shares through Eligible Investors may purchase shares only in accordance with such requirements. Please contact your intermediary or plan sponsor for more information.

The Funds consider all purchase requests to be received when they are received in “good order” by the Funds’ transfer agent (or other authorized Fund agent) (see below). The Funds will not accept third-party checks. (The Funds consider any check not made payable directly to TIAA-CREF Funds as a third-party check.) The Funds cannot accept checks made out to you or other parties and signed over to the Funds. The Funds will not accept payment in the following forms: travelers’ checks, money orders, credit card convenience checks, cashier’s checks, cash or starter checks. The Funds will not accept corporate checks for investment into non-corporate accounts.

To open an account or purchase shares by wire (Direct Purchasers and Eligible Investors):

Direct Purchasers should request an application from their Relationship Manager, who can help a Direct Purchaser complete the application or answer any questions that a Direct Purchaser may have about the application. A Direct Purchaser should send the Fund its application by mail, then call its Relationship Manager or the Fund directly to confirm that its account has been established. Or, the Direct Purchaser may forward its application and request for an account number directly to its Relationship Manager.

Eligible Investors or Direct Purchasers should instruct their bank to wire money to:

 State Street Bank

 225 Franklin Street

 Boston, MA 02110

 ABA Number 011000028

 DDA Number 99054546

Specify on the wire:

• The TIAA-CREF Lifecycle Index Funds—Institutional Class;

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• Account registration (names of registered owners), address and Social Security number or taxpayer identification number;

• Indicate if this is for a new or existing account (provide Fund account number if existing); and

• The Fund or Funds in which you want to invest and the amount per Fund to be invested.

To buy additional shares by wire, Direct Purchasers and Eligible Investors should follow the instructions above for opening an account or purchasing shares by wire, except that existing investors need not forward another account application.

To open an account or purchase shares by mail (Direct Purchasers Only):

Send your check, made payable to TIAA-CREF Funds, and application to:

First Class Mail: The TIAA-CREF Lifecycle Index Funds—Institutional Class

 c/o Boston Financial Data Services

 P.O. Box 8009

 Boston, MA 02266-8009

Overnight Mail: The TIAA-CREF Lifecycle Index Funds—Institutional Class

 c/o Boston Financial Data Services

 30 Dan Road

 Canton, MA 02021-2809

To purchase additional shares by mail, send a check to either of the addresses listed above with the registration of the account, Fund account number, and the amount to be invested in each Fund.

Points to Remember for All Purchases—All Investors:

• Each investment must be for a specified dollar amount. The Funds cannot accept purchase requests specifying a certain price, date, or number of shares; such requests will be deemed to be not in “good order” (see below) and the Funds will return these investments.

• If you invest in the Institutional Class of the Funds through an Eligible Investor, the Eligible Investor may charge you a fee in connection with your investment (in addition to the fees and expenses deducted by the Funds). Contact the Eligible Investor to learn whether there are any other conditions, such as a minimum investment requirement, on your transactions. In addition, Eligible Investors that are not themselves affiliated with TIAA-CREF may be charged a fee by their intermediary or plan sponsor (in addition to the fees and expenses deducted by the Funds).

• If your purchase check does not clear or payment on it is stopped, or if the Funds do not receive good funds through wire transfer or electronic funds transfer, the Funds will treat this as a redemption of the shares purchased.

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You will be responsible for any resulting loss incurred by any of the Funds or Advisors and you may be subject to investment losses and tax consequences on such a redemption. If you are already a shareholder, the Funds can redeem shares from any of your account(s) as reimbursement for all losses. The Funds also reserve the right to restrict you from making future purchases in any of the Funds. There is a $25 fee for all returned items, including checks and electronic funds transfers. Please note that there is a 10-calendar day hold on all purchases by check.

• Federal law requires the Funds to obtain, verify and record information that identifies each person who opens an account. Until the Funds receive such information, the Funds may not be able to open an account or effect transactions for you. Furthermore, if the Funds are unable to verify your identity, or that of another person authorized to act on your behalf, or if it is believed potential criminal activity has been identified, the Funds reserve the right to take such action as deemed appropriate, which may include closing your account.

• An investor’s ability to purchase shares may be restricted due to limitations on exchanges, including limitations related to the Funds’ Market Timing/Excessive Trading Policy (see below).

• The Funds are not responsible for any losses due to unauthorized or fraudulent instructions so long as the Funds follow reasonable security procedures to verify your identity. It is your responsibility to review and verify the accuracy of your confirmation statements immediately after you receive them.

In-Kind Purchases of Shares

Advisors, at its sole discretion, may permit an Eligible Investor or Direct Purchaser to purchase Institutional Class shares with investment securities (instead of cash), if: (1) Advisors believes the securities are appropriate investments for the Fund; (2) the securities offered to the Fund are not subject to any restrictions upon their sale by the Fund under the Securities Act of 1933, or otherwise; and (3) the securities are permissible holdings under the Fund’s investment policies and restrictions. If the Fund accepts the securities, the Eligible Investor’s or Direct Purchaser’s account will be credited with Fund shares equal in net asset value to the market value of the securities received. Eligible Investors interested in making in-kind purchases should contact the Funds or their intermediary or plan sponsor and Direct Purchasers interested in making in-kind purchases should contact either their Relationship Manager or the Funds directly.

Redeeming Shares – Institutional Class

Eligible Investors and Direct Purchasers can redeem (sell) their Institutional Class shares at any time. Certain redemptions of shares of the Fund will be

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subject to the Redemption Fee (see the section entitled “Redemption or Exchange Fee” below).

Redeeming Shares—For Shares Held Through an Eligible Investor

If your shares are held through an Eligible Investor, contact the Eligible Investor for applicable redemption requirements. Shares held through an Eligible Investor must be redeemed by the Eligible Investor. For further information, contact your intermediary or plan sponsor.

Redeeming Shares—For Shares Held By Direct Purchasers

If you are a Direct Purchaser, either contact your Relationship Manager or send your written request to one of the addresses listed in the “To open an account or purchase shares by mail (Direct Purchasers Only)” section for applicable redemption requirements. Requests must include: account number, transaction amount (in dollars or shares), signatures of all owners exactly as registered on the account, Medallion Signature Guarantees of each owner on the account (if required), and any other required supporting legal documentation.

Direct Purchasers wishing to make redemption orders by telephone should call their Relationship Manager.

Points to Remember—For All Redemptions

The Funds will only accept redemption requests that specify a dollar amount or number of shares to be redeemed. All other requests, including those specifying a certain price or date, will not be deemed to be in “good order” (see below) and will be returned.

Redemption Proceeds—All Investors

Usually, the Funds send redemption proceeds on the next business day after the Funds receive a redemption request in “good order” by the Funds’ transfer agent (or other authorized Fund agent ) (see below), but not later than seven days afterwards. If a redemption is requested shortly after a recent purchase by check, it may take 10 calendar days for your check to clear and for your shares to be available for redemption.

The Funds can postpone payment if: (a) the NYSE is closed for other than usual weekends or holidays, or trading on the NYSE is restricted; (b) an emergency exists as defined by the SEC, or the SEC requires that trading be restricted; or (c) the SEC permits a delay for the protection of investors.

The Funds generally send redemption proceeds to the address of record or bank account of record. If proceeds are to be sent to someone else, a different address or a different bank or if the investor requests a redemption within 30 days of changing its address, the Funds generally will require a letter of instruction from the investor with a Medallion Signature Guarantee for each account holder or for all owners exactly as registered on the account, as appropriate (see below). The Funds can send the redemption proceeds by check

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to the address of record; by electronic transfer to your bank (Direct Purchasers only); or by wire transfer.

In-Kind Redemptions of Shares

Certain large redemptions of Fund shares may be detrimental to the Fund’s other shareholders because such redemptions can adversely affect a portfolio manager’s ability to implement its investment strategy by causing premature sale of portfolio securities that would otherwise be held. Consequently, if, in any 90-day period, an investor redeems (sells) shares in an amount that exceeds the lesser of (i) $250,000 or (ii) 1% of a Fund’s assets, then the Fund, at its sole discretion, has the right (without prior notice) to satisfy the difference between the redemption amount and the lesser of the two previously mentioned figures with securities from the Fund’s portfolio (which may consist of either Institutional Class shares of the Underlying Funds or actual securities originally held by the Underlying Funds) instead of cash. This is referred to as a “distribution in-kind” redemption and the securities you receive in this manner represent a portion of the Fund or an Underlying Fund’s entire portfolio. The securities you receive will be selected by the Fund in its discretion. The investor receiving the securities will be responsible for disposing of the securities and bearing any associated costs.

Exchanging Shares – Institutional Class

Investors can exchange Institutional Class shares in a Fund for Institutional Class shares of any other fund or Institutional Class shares of any other fund or series of the TIAA-CREF Funds at any time, subject to the limitations described in the Funds’ Market Timing/Excessive Trading Policy below. (An exchange is a simultaneous redemption of shares in a Fund and a purchase of shares in another fund.)

Exchanging Shares—Eligible Investors

If you hold shares through an intermediary, plan sponsor or other Eligible Investor, contact the Eligible Investor for applicable exchange requirements. Eligible Investors can make an exchange through a telephone request by calling their Relationship Manager.

Exchanging Shares—Direct Purchasers

If you are a Direct Purchaser and would like to make an exchange, you may either call your Relationship Manager or send a letter of instruction to either of the addresses in the “To open an account or purchase shares by mail (Direct Purchasers Only)” section. The letter must include your name, address, and the Funds and/or accounts you want to exchange between.

Exchange Requirements—All Investors

Exchanges between accounts can be made only if the accounts are registered in the same name(s), address and Social Security number or taxpayer

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identification number. An exchange is considered a sale of securities, and therefore may be a taxable event. Any applicable minimum investment amounts on purchases also apply to exchanges.

The Funds reserve the right to reject any exchange request and to modify, suspend or terminate the exchange privilege for any shareholder or class of shareholders. This may be done, in particular, when your transaction activity is deemed to be harmful to a Fund, including if it is considered to be market-timing activity.

Once made, an exchange request cannot be modified or canceled.

Make sure you understand the investment objective, policies, strategies and risks disclosed in the prospectus of the fund into which you exchange shares. The exchange option is not designed to allow you to time the market. It gives you a convenient way to adjust the balance of your account so that it more closely matches your overall investment objectives and risk tolerance level.

CONVERSION OF SHARES – APPLICABLE TO ALL INVESTORS

A share conversion is a transaction where shares of one class of a Fund are exchanged for shares of another class of the Fund. Share conversions can occur between each share class of a Fund. Generally, share conversions occur where a shareholder becomes eligible for another share class of a Fund or no longer meets the eligibility of the share class they own (and another class exists for which they would be eligible). Please note that a share conversion is generally a non-taxable event, but please consult with your personal tax advisor on your particular circumstances.

A request for a share conversion will not be processed until it is received in “good order” (as defined below) by the Funds’ transfer agent (or other authorized Fund agent). Conversion requests received in “good order” prior to the close of the NYSE (generally 4:00 p.m. Eastern Time) on a day the NYSE is open will receive the NAV of the new class calculated that day. Please note that because the NAVs of each class of the Funds will generally vary due to differences in expenses, you will receive a different number of shares in the new class than you held in the old class, but the total value of your holdings will remain the same.

The Funds’ market timing policies will not be applicable to share conversions. If you hold your shares through an Eligible Investor like an intermediary or plan sponsor, please contact the Eligible Investor for more information on share conversions. Please note that certain intermediaries or plan sponsors may not permit all types of share conversions. The Funds reserve the right to terminate, suspend or modify the share conversion privilege for any shareholder or group of shareholders.

Voluntary Conversions

If you believe that you are eligible to convert your Fund shares to another class, you may place an order for a share conversion by contacting your

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Relationship Manager. If you hold your shares through an Eligible Investor like a plan or intermediary, please contact the Eligible Investor regarding conversions. Please be sure to read the applicable sections of the prospectus for the new class in which you wish to convert prior to such a conversion in order to learn more about its different features, performance and expenses. Neither the Funds nor Advisors have any responsibility for reviewing accounts and/or contacting shareholders to apprise them that they may qualify to request a voluntary conversion. Some Eligible Investors may not allow investors who own Fund shares through them to make share conversions.

Mandatory Conversions

The Funds reserve the right to automatically convert shareholders from one class to another if they either no longer qualify as eligible for their existing class or if they become eligible for another class. Such mandatory conversions may be as a result of a change in value of an account due to market movements, exchanges or redemptions. The Funds will notify affected shareholders in writing prior to any mandatory conversion.

IMPORTANT TRANSACTION INFORMATION

Good Order. Purchase, redemption and exchange requests are not processed until received in good order by the Funds’ transfer agent at its processing center (or by another authorized Fund agent). “Good order” means actual receipt of the order along with all information and supporting legal documentation necessary to effect the transaction by the Funds’ transfer agent (or other authorized Fund agent). This information and documentation generally includes the Fund account number, the transaction amount (in dollars or shares), signatures of all account owners exactly as registered on the account and any other information or supporting documentation as the Funds, their transfer agent or other authorized Fund agent may require. With respect to purchase requests, “good order” also generally includes receipt of sufficient funds by the Funds’ transfer agent (or other authorized Fund agent) to effect the purchase. The Funds, their transfer agent or any other authorized Fund agent may, in their sole discretion, determine whether any particular transaction request is in good order and reserve the right to change or waive any good order requirement at any time.

Financial intermediaries or plan sponsors may have their own requirements for considering transaction requests to be in “good order.” If you hold your shares through a financial intermediary or plan sponsor, please contact them for their specific “good order” requirements.

Share Price. If the Funds’ transfer agent (or other authorized Fund agent) receives an order to purchase, redeem or exchange shares that is in good order anytime before close of regular trading on the NYSE (usually 4:00 p.m. Eastern Time), the transaction price will be the NAV per share for that day. If the Funds’ transfer agent (or other authorized Fund agent) receives an order to purchase, redeem or exchange shares that is in good order anytime after the NYSE closes,

154     Prospectus  ■  TIAA-CREF Lifecycle Index Funds

the transaction price will be the NAV per share calculated the next business day.

If you hold Institutional, Premier or Retirement Class shares through an Eligible Investor, the Eligible Investor may require you to communicate to it any purchase, redemption or exchange request by a specified deadline earlier than 4:00 p.m. Eastern Time in order to receive that day’s NAV per share as the transaction price.

Large Redemptions—Applicable to All Investors.   Please contact the Funds before attempting to redeem a large dollar amount of shares (including exchange requests since they include redemption transactions).  Large redemptions of Fund shares may be detrimental to the Funds’ other shareholders because such transactions can adversely affect a portfolio manager’s ability to efficiently manage the Fund.  By contacting the Fund before you attempt to redeem a large dollar amount, you may avoid in-kind payment of your request.

Minimum Account Size.

• Premier and Retirement Class. Except as noted above under “Eligibility - Premier Class.” there is currently no minimum account size for Premier or Retirement Class shares. The Funds reserve the right, without prior notice, to establish a minimum amount required to open, maintain or add to an account.

• Institutional Class. While there is currently no minimum account size for maintaining an Institutional Class account, the Funds reserve the right, without prior notice, to establish a minimum amount required to maintain an account.

Taxpayer Identification Number. Regardless of whether you hold your Fund shares directly or through a financial intermediary, you must give the Fund your taxpayer identification number (which, for most individuals, is your Social Security number) and tell the Funds whether or not you are subject to back-up withholding. If you do not furnish your taxpayer identification number, redemptions or exchanges of shares, as well as dividends and capital gains distributions, will be subject to back-up tax withholding. In addition, if you hold Fund shares directly and do not furnish your taxpayer identification number, then your account application will be rejected and returned.

Changing Your Address.

•  Premier and Retirement Class. To change the address on an Eligible Investor account, please send the Funds a written notification.

• Institutional Class. To change the address on an account, please contact your Relationship Manager (for Direct Purchasers) or send the Funds a written notification.

Medallion Signature Guarantee. For some transaction requests (for example, when you are redeeming shares within 30 days of changing your address, bank or bank account or adding certain new services to an existing

TIAA-CREF Lifecycle Index Funds  ■  Prospectus     155

account), the Funds may require a Medallion Signature Guarantee of each owner of record of an account. This requirement is designed to protect you and the Funds from fraud, and to comply with rules on stock transfers. A Medallion Signature Guarantee is a written endorsement from an eligible guarantor institution that the signature(s) on the written request is (are) valid. Certain commercial banks, trust companies, savings associations, credit unions and members of U.S. stock exchanges participate in the Medallion Signature Guarantee program. No other form of signature verification will be accepted. A notary public cannot provide a signature guarantee. For more information about when a Medallion Signature Guarantee may be required, please contact the Funds or your Relationship Manager (for Direct Purchasers).

Transferring Shares. You can transfer ownership of your account to another person or organization that also qualifies to own the class of shares or change the name on your account by sending the Funds written instructions. Generally, each registered owner of the account must sign the request and provide Medallion Signature Guarantees. When you change the name on an account, shares in that account are transferred to a new account.

Limitations. Federal laws designed to counter terrorism and prevent money laundering might, in certain circumstances, require the Funds to block an account owner’s ability to make certain transactions and thereby refuse to accept a purchase order or any request for transfers or withdrawals, until instructions are received from the appropriate regulator. The Funds may also be required to provide additional information about you and your account to government regulators.

Advice About Your Account—Direct Purchasers Only. TPIS, a TIAA subsidiary, is considered the principal underwriter for the Funds and Services, a TIAA subsidiary, has entered into an agreement with TPIS to sell Fund shares. TPIS representatives are only authorized to recommend securities of TIAA or its affiliates. Neither TPIS nor Services receives commissions for these recommendations.

Customer Complaints. Customer complaints may be directed to TIAA-CREF Lifecycle Index Funds, 730 Third Avenue, New York, NY 10017-3206, Mail Stop 730/06/41, Attention: Director, Distribution Operation Services.

TIAA-CREF Web Center and Telephone Transactions. The Funds are not liable for losses from unauthorized TIAA-CREF Web Center and telephone transactions so long as reasonable procedures designed to verify the identity of the person effecting the transaction are followed. The Funds require the use of personal identification numbers, codes and other procedures designed to reasonably confirm that instructions given through TIAA-CREF’s Web Center or by telephone are genuine. The Funds also tape record telephone instructions and provide written confirmations of such instructions. The Funds accept all telephone instructions that are reasonably believed to be genuine and accurate. However, you should verify the accuracy of your confirmation statements immediately after you receive them. The Funds may suspend or terminate

156     Prospectus  ■  TIAA-CREF Lifecycle Index Funds

Internet or telephone transaction facilities at any time, for any reason. If you do not want to be able to effect transactions over the telephone, call the Funds for instructions.

MARKET TIMING/EXCESSIVE TRADING POLICY—
APPLICABLE TO ALL INVESTORS

There are shareholders who may try to profit from making transactions back and forth among the Funds and other funds in an effort to “time” the market. As money is shifted in and out of a Fund, the Fund may incur transaction costs, including, among other things, expenses for buying and selling securities. These costs are borne by all Fund shareholders, including long-term investors who do not generate these costs. In addition, market timing can interfere with efficient portfolio management and cause dilution, if timers are able to take advantage of pricing inefficiencies. Consequently, the Funds are not appropriate for such market timing and you should not invest in the Funds if you want to engage in market timing activity.

The Board of Trustees has adopted policies and procedures to discourage this market timing activity. Under these policies and procedures, if, within a 60-calendar day period, a shareholder redeems or exchanges any monies out of a Fund, subsequently purchases or exchanges any monies back into the Fund and then redeems or exchanges any monies out of the Fund, the shareholder will not be permitted to transfer back into the Fund through a purchase or exchange for 90 calendar days.

These market timing policies and procedures will not be applied to certain types of transactions like reinvestments of dividends and capital gains distributions, systematic withdrawals, systematic purchases, automatic rebalancings, death and hardship withdrawals, certain transactions made within a retirement or employee benefit plan, such as contributions, mandatory distributions, loans and plan sponsor-initiated transactions, and other types of transactions specified by the Fund. In addition, the market timing policies and procedures will not apply to certain tuition (529) programs, funds of funds, wrap programs, asset allocation programs and other similar programs that are approved by the Fund. The Fund may also waive the market timing policies and procedures when it is believed that such waiver is in a Fund’s best interests, including but not limited to when it is determined that enforcement of these policies and procedures is not necessary to protect the Fund from the effects of short-term trading.

The Funds also reserve the right to reject any purchase or exchange request, including when it is believed that a request would be disruptive to a Funds’ efficient portfolio management. The Funds also may suspend or terminate your ability to transact by telephone, fax or Internet for any reason, including the prevention of market timing. A purchase or exchange request could be rejected or electronic trading privileges could be suspended because of the timing or amount of the investment or because of a history of excessive trading by the

TIAA-CREF Lifecycle Index Funds  ■  Prospectus     157

investor. Because the Funds have discretion in applying this policy, it is possible that similar transaction activity could be handled differently because of the surrounding circumstances.

The Funds’ portfolio securities are fair valued, as necessary (most frequently with respect to international holdings), to help ensure that a portfolio security’s true value is reflected in the Funds’ NAVs, thereby minimizing any potential stale price arbitrage.

The Funds seek to apply their specifically defined market timing policies and procedures uniformly to all shareholders, and not to make exceptions with respect to these policies and procedures (beyond the exemptions noted above). The Funds make reasonable efforts to apply these policies and procedures to shareholders who own shares through omnibus accounts. At times, the Funds may agree to defer to an intermediary’s market timing policy if the Fund believes that the intermediary’s policy provides comparable protection of Fund shareholders’ interests. The Funds have the right to modify their market timing policies and procedures at any time without advance notice. These efforts may include requesting transaction data from intermediaries from time to time to verify whether a Fund’s policies are being followed and/or to instruct intermediaries to take action against shareholders who have violated a Fund’s market timing policies.

The Funds are not appropriate for market timing. You should not invest in the Funds if you want to engage in market timing activity.

Shareholders seeking to engage in market timing may deploy a variety of strategies to avoid detection, and, despite efforts to discourage market timing, there is no guarantee that the Funds or their agents will be able to identify such shareholders or curtail their trading practices.

If you invest in the Funds through an intermediary, including through a retirement or employee benefit plan, you may be subject to additional market timing or excessive trading policies implemented by the intermediary or plan. Please contact your intermediary or plan sponsor for more details.

ELECTRONIC PROSPECTUSES

If you received this Prospectus electronically and would like a paper copy, please contact the Funds and one will be sent to you.

ADDITIONAL INFORMATION ABOUT INDEX PROVIDERS

The Russell 3000® Index is a trademark/service mark of the Russell Investment Group. The Russell Investment Group is the owner of the copyrights relating to the Russell Indexes and is the source and owner of the data contained or reflected in the performance values relating to the Russell Indexes. The Funds are not promoted by, nor in any way affiliated with, the Russell Investment Group. The Russell Investment Group is not responsible for and has not reviewed the Funds nor any associated literature or publications and the

158     Prospectus  ■  TIAA-CREF Lifecycle Index Funds

Russell Investment Group makes no representation or warranty, express or implied, as to their accuracy, or completeness, or otherwise.

GLOSSARY

Code: The Internal Revenue Code of 1986, as amended, including any applicable regulations and Revenue Rulings.

Duration: Duration is a measure of volatility in the price of a bond in response to a change in prevailing interest rates, with a longer duration indicating more volatility. It can be understood as the weighted average of the time to each coupon and principal payment of such a security. For an investment portfolio of fixed-income securities, duration is the weighted average of each security’s duration.

Equity Securities: Primarily, common stock, preferred stock and securities convertible or exchangeable into common stock, including convertible debt securities, convertible preferred stock and warrants or rights to acquire common stock.

Fixed-Income or Fixed-Income Securities: Primarily, bonds and notes (such as corporate and government debt obligations), mortgage-backed securities, asset-backed securities, and structured securities that generally pay fixed or variable rates of interest; debt obligations issued at a discount from face value (i.e., that have an imputed rate of interest); non-interest bearing debt securities (i.e., zero coupon bonds) and other non-equity securities that pay dividends.

Foreign Investments: Foreign investments may include securities of foreign issuers, securities or contracts traded or acquired in non-U.S. markets or on non-U.S. exchanges, or securities or contracts payable or denominated in non-U.S. currencies. Obligations issued by U.S. companies in non-U.S. currencies are not considered to be foreign investments.

Foreign Issuers: Foreign issuers generally include (1) companies whose securities are principally traded outside of the United States, (2) companies having their principal business operations outside of the United States,
(3) companies organized outside the United States, and (4) foreign governments and agencies or instrumentalities of foreign governments.

High-Yield Bond: A bond that has been rated lower than investment-grade by rating agencies or is deemed as such by Advisors and that generally pays a higher yield to compensate for its greater risk of default.

Investment Glidepath: The general movement of the target allocations of the Funds (other than the Lifecycle Retirement Income Fund) from Underlying Funds that invest in equity securities to Underlying Funds that invest in fixed-income securities as a Fund’s target retirement year approaches, as well as after that target retirement year is reached.

TIAA-CREF Lifecycle Index Funds  ■  Prospectus     159

Investment-Grade: A fixed-income security is investment-grade if it is rated in the four highest categories by a nationally recognized statistical rating organization (“NRSRO”) or unrated securities that Advisors determines are of comparable quality.

Short-Term Fixed Income: Fixed-Income Securities with maturities from less than one year to five years.

U. S. Government Securities: Securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities.

FINANCIAL HIGHLIGHTS

The Financial Highlights table is intended to help you understand the financial performance of each class of shares of the Lifecycle Index Funds for the past five years (or, if the class has not been in operation for five years, since commencement of operations of that class). Certain information reflects financial results for a single share of the Fund. The total returns in the table show the rates that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions).

PricewaterhouseCoopers LLP serves as the Funds’ independent registered public accounting firm and has audited the financial statements of the Fund for each of the periods presented. Their report appears in the Trust’s Annual Report, which is available without charge upon request.

160     Prospectus  ■  TIAA-CREF Lifecycle Index Funds

FINANCIAL HIGHLIGHTS (continued)

LIFECYCLE INDEX RETIREMENT INCOME FUND ■ FOR THE PERIOD OR YEAR ENDED

	Retirement Class
	09/30/10	09/30/09	(a)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value,
beginning of period	$10.00	$10.00
Gain (loss) from investment operations:
Net investment
income (b)	0.22	0.00	(c)
Net realized and
unrealized gain (loss)
on total investments	0.63	—
Total gain (loss) from
investment operations	0.85	0.00	(c)
Less distributions from:
Net investment income	(0.20)	—
Net realized gains	—	—
Total distributions	(0.20)	—
Net asset value,
end of period	$10.65	$10.00

TOTAL RETURN	8.56%	0.00	%(d)
RATIOS AND SUPPLEMENTAL DATA
Net assets at end of
period (in thousands)	$274	$250
Ratio of expenses to
average net assets
before expense waiver
and reimbursement (e)	2.07%	875.82	%(f)
Ratio of expenses to
average net assets
after expense waiver
and reimbursement (e)	0.33%	0.35	%(f)
Ratio of net investment
income to average
net assets	2.13%	(0.35	)%(f)
Portfolio turnover rate	39%	0	%(d)

TIAA-CREF Lifecycle Index Funds  ■  Prospectus     161

FINANCIAL HIGHLIGHTS (continued)

LIFECYCLE INDEX RETIREMENT INCOME FUND ■ FOR THE PERIOD OR YEAR ENDED

	Institutional Class
	09/30/10	09/30/09	(a)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value,
beginning of period	$10.00	$10.00
Gain (loss) from investment operations:
Net investment
income (b)	0.22	0.00	(c)
Net realized and
unrealized gain (loss)
on total investments	0.65	—
Total gain (loss) from
investment operations	0.87	0.00	(c)
Less distributions from:
Net investment income	(0.22)	—
Net realized gains	—	—
Total distributions	(0.22)	—
Net asset value,
end of period	$10.65	$10.00

TOTAL RETURN	8.82%	0.00	%(d)
RATIOS AND SUPPLEMENTAL DATA
Net assets at end of
period (in thousands)	$5,690	$3,500
Ratio of expenses to
average net assets
before expense waiver
and reimbursement (e)	1.74%	670.85	%(f)
Ratio of expenses to
average net assets
after expense waiver
and reimbursement (e)	0.08%	0.10	%(f)
Ratio of net investment
income to average
net assets	2.19%	(0.10	)%(f)
Portfolio turnover rate	39%	0	%(d)

162     Prospectus  ■  TIAA-CREF Lifecycle Index Funds

FINANCIAL HIGHLIGHTS (continued)

LIFECYCLE INDEX RETIREMENT INCOME FUND ■ FOR THE PERIOD OR YEAR ENDED

	Premier Class
	09/30/10	09/30/09	(a)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value,
beginning of period	$10.00	$10.00
Gain (loss) from investment operations:
Net investment
income (b)	0.23	0.00	(c)
Net realized and
unrealized gain (loss)
on total investments	0.63	—
Total gain (loss) from
investment operations	0.86	0.00	(c)
Less distributions from:
Net investment income	(0.21)	—
Net realized gains	—	—
Total distributions	(0.21)	—
Net asset value,
end of period	$10.65	$10.00

TOTAL RETURN	8.67%	0.00	%(d)
RATIOS AND SUPPLEMENTAL DATA
Net assets at end of
period (in thousands)	$272	$250
Ratio of expenses to
average net assets
before expense waiver
and reimbursement (e)	1.91%	875.72	%(f)
Ratio of expenses to
average net assets
after expense waiver
and reimbursement (e)	0.23%	0.25	%(f)
Ratio of net investment
income to average
net assets	2.24%	(0.25	)%(f)
Portfolio turnover rate	39%	0	%(d)

(a)	The Fund commenced operations on September 30, 2009.
(b)	Based on average shares outstanding.
(c)	Amount represents less than $0.01 per share.
(d)	The percentages shown for this period are not annualized.
(e)	The Fund's expenses do not include the expenses of the Underlying Funds. The annualized weighted average expense ratio of the Underlying Funds was 0.13% for the period ended September 30, 2010.
(f)	The percentages shown for this period are annualized.

TIAA-CREF Lifecycle Index Funds  ■  Prospectus     163

FINANCIAL HIGHLIGHTS (continued)

LIFECYCLE INDEX 2010 FUND ■ FOR THE PERIOD OR YEAR ENDED

	Retirement Class
	09/30/10	09/30/09	(a)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value,
beginning of period	$10.00	$10.00
Gain (loss) from investment operations:
Net investment
income (b)	0.21	0.00	(c)
Net realized and
unrealized gain (loss)
on total investments	0.65	—
Total gain (loss) from
investment operations	0.86	0.00	(c)
Less distributions from:
Net investment income	(0.04)	—
Net realized gains	—	—
Total distributions	(0.04)	—
Net asset value,
end of period	$10.82	$10.00

TOTAL RETURN	8.67%	0.00	%(d)
RATIOS AND SUPPLEMENTAL DATA
Net assets at end of
period (in thousands)	$300	$250
Ratio of expenses to
average net assets
before expense waiver
and reimbursement (e)	1.22%	875.82	%(f)
Ratio of expenses to
average net assets
after expense waiver
and reimbursement (e)	0.33%	0.35	%(f)
Ratio of net investment
income to average
net assets	2.01%	(0.35	)%(f)
Portfolio turnover rate	43%	0	%(d)

164     Prospectus  ■  TIAA-CREF Lifecycle Index Funds

FINANCIAL HIGHLIGHTS (continued)

LIFECYCLE INDEX 2010 FUND ■ FOR THE PERIOD OR YEAR ENDED

	Institutional Class
	09/30/10	09/30/09	(a)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value,
beginning of period	$10.00	$10.00
Gain (loss) from investment operations:
Net investment
income (b)	0.17	0.00	(c)
Net realized and
unrealized gain (loss)
on total investments	0.72	—
Total gain (loss) from
investment operations	0.89	0.00	(c)
Less distributions from:
Net investment income	(0.05)	—
Net realized gains	—	—
Total distributions	(0.05)	—
Net asset value,
end of period	$10.84	$10.00

TOTAL RETURN	8.94%	0.00	%(d)
RATIOS AND SUPPLEMENTAL DATA
Net assets at end of
period (in thousands)	$30,599	$3,500
Ratio of expenses to
average net assets
before expense waiver
and reimbursement (e)	0.80%	670.85	%(f)
Ratio of expenses to
average net assets
after expense waiver
and reimbursement (e)	0.07%	0.10	%(f)
Ratio of net investment
income to average
net assets	1.65%	(0.10	)%(f)
Portfolio turnover rate	43%	0	%(d)

TIAA-CREF Lifecycle Index Funds  ■  Prospectus     165

FINANCIAL HIGHLIGHTS (continued)

LIFECYCLE INDEX 2010 FUND ■ FOR THE PERIOD OR YEAR ENDED

	Premier Class
	09/30/10	09/30/09	(a)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value,
beginning of period	$10.00	$10.00
Gain (loss) from investment operations:
Net investment
income (b)	0.22	0.00	(c)
Net realized and
unrealized gain (loss)
on total investments	0.66	—
Total gain (loss) from
investment operations	0.88	0.00	(c)
Less distributions from:
Net investment income	(0.05)	—
Net realized gains	—	—
Total distributions	(0.05)	—
Net asset value,
end of period	$10.83	$10.00

TOTAL RETURN	8.79%	0.00	%(d)
RATIOS AND SUPPLEMENTAL DATA
Net assets at end of
period (in thousands)	$753	$250
Ratio of expenses to
average net assets
before expense waiver
and reimbursement (e)	1.04%	875.72	%(f)
Ratio of expenses to
average net assets
after expense waiver
and reimbursement (e)	0.23%	0.25	%(f)
Ratio of net investment
income to average
net assets	2.08%	(0.25	)%(f)
Portfolio turnover rate	43%	0	%(d)

(a)	The Fund commenced operations on September 30, 2009.
(b)	Based on average shares outstanding.
(c)	Amount represents less than $0.01 per share.
(d)	The percentages shown for this period are not annualized.
(e)	The Fund's expenses do not include the expenses of the Underlying Funds. The annualized weighted average expense ratio of the Underlying Funds was 0.12% for the period ended September 30, 2010.
(f)	The percentages shown for this period are annualized.

166     Prospectus  ■  TIAA-CREF Lifecycle Index Funds

FINANCIAL HIGHLIGHTS (continued)

LIFECYCLE INDEX 2015 FUND ■ FOR THE PERIOD OR YEAR ENDED

	Retirement Class
	09/30/10	09/30/09	(a)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value,
beginning of period	$10.00	$10.00
Gain (loss) from investment operations:
Net investment
income (b)	0.20	0.00	(c)
Net realized and
unrealized gain (loss)
on total investments	0.67	—
Total gain (loss) from
investment operations	0.87	0.00	(c)
Less distributions from:
Net investment income	(0.04)	—
Net realized gains	—	—
Total distributions	(0.04)	—
Net asset value,
end of period	$10.83	$10.00

TOTAL RETURN	8.69%	0.00	%(d)
RATIOS AND SUPPLEMENTAL DATA
Net assets at end of
period (in thousands)	$327	$250
Ratio of expenses to
average net assets
before expense waiver
and reimbursement (e)	1.07%	875.82	%(f)
Ratio of expenses to
average net assets
after expense waiver
and reimbursement (e)	0.33%	0.35	%(f)
Ratio of net investment
income to average
net assets	1.89%	(0.35	)%(f)
Portfolio turnover rate	23%	0	%(d)

TIAA-CREF Lifecycle Index Funds  ■  Prospectus     167

FINANCIAL HIGHLIGHTS (continued)

LIFECYCLE INDEX 2015 FUND ■ FOR THE PERIOD OR YEAR ENDED

	Institutional Class
	09/30/10	09/30/09	(a)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value,
beginning of period	$10.00	$10.00
Gain (loss) from investment operations:
Net investment
income (b)	0.14	0.00	(c)
Net realized and
unrealized gain (loss)
on total investments	0.75	—
Total gain (loss) from
investment operations	0.89	0.00	(c)
Less distributions from:
Net investment income	(0.04)	—
Net realized gains	—	—
Total distributions	(0.04)	—
Net asset value,
end of period	$10.85	$10.00

TOTAL RETURN	8.96%	0.00	%(d)
RATIOS AND SUPPLEMENTAL DATA
Net assets at end of
period (in thousands)	$43,294	$3,500
Ratio of expenses to
average net assets
before expense waiver
and reimbursement (e)	0.64%	670.85	%(f)
Ratio of expenses to
average net assets
after expense waiver
and reimbursement (e)	0.07%	0.10	%(f)
Ratio of net investment
income to average
net assets	1.38%	(0.10	)%(f)
Portfolio turnover rate	23%	0	%(d)

168     Prospectus  ■  TIAA-CREF Lifecycle Index Funds

FINANCIAL HIGHLIGHTS (continued)

LIFECYCLE INDEX 2015 FUND ■ FOR THE PERIOD OR YEAR ENDED

	Premier Class
	09/30/10	09/30/09	(a)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value,
beginning of period	$10.00	$10.00
Gain (loss) from investment operations:
Net investment
income (b)	0.20	0.00	(c)
Net realized and
unrealized gain (loss)
on total investments	0.67	—
Total gain (loss) from
investment operations	0.87	0.00	(c)
Less distributions from:
Net investment income	(0.04)	—
Net realized gains	—	—
Total distributions	(0.04)	—
Net asset value,
end of period	$10.83	$10.00

TOTAL RETURN	8.72%	0.00	%(d)
RATIOS AND SUPPLEMENTAL DATA
Net assets at end of
period (in thousands)	$758	$250
Ratio of expenses to
average net assets
before expense waiver
and reimbursement (e)	0.90%	875.72	%(f)
Ratio of expenses to
average net assets
after expense waiver
and reimbursement (e)	0.23%	0.25	%(f)
Ratio of net investment
income to average
net assets	1.97%	(0.25	)%(f)
Portfolio turnover rate	23%	0	%(d)

(a)	The Fund commenced operations on September 30, 2009.
(b)	Based on average shares outstanding.
(c)	Amount represents less than $0.01 per share.
(d)	The percentages shown for this period are not annualized.
(e)	The Fund's expenses do not include the expenses of the Underlying Funds. The annualized weighted average expense ratio of the Underlying Funds was 0.11% for the period ended September 30, 2010.
(f)	The percentages shown for this period are annualized.

TIAA-CREF Lifecycle Index Funds  ■  Prospectus     169

FINANCIAL HIGHLIGHTS (continued)

LIFECYCLE INDEX 2020 FUND ■ FOR THE PERIOD OR YEAR ENDED

	Retirement Class
	09/30/10	09/30/09	(a)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value,
beginning of period	$10.00	$10.00
Gain (loss) from investment operations:
Net investment
income (b)	0.19	0.00	(c)
Net realized and
unrealized gain (loss)
on total investments	0.68	—
Total gain (loss) from
investment operations	0.87	0.00	(c)
Less distributions from:
Net investment income	(0.04)	—
Net realized gains	—	—
Total distributions	(0.04)	—
Net asset value,
end of period	$10.83	$10.00

TOTAL RETURN	8.73%	0.00	%(d)
RATIOS AND SUPPLEMENTAL DATA
Net assets at end of
period (in thousands)	$304	$250
Ratio of expenses to
average net assets
before expense waiver
and reimbursement (e)	1.06%	875.82	%(f)
Ratio of expenses to
average net assets
after expense waiver
and reimbursement (e)	0.33%	0.35	%(f)
Ratio of net investment
income to average
net assets	1.80%	(0.35	)%(f)
Portfolio turnover rate	22%	0	%(d)

170     Prospectus  ■  TIAA-CREF Lifecycle Index Funds

FINANCIAL HIGHLIGHTS (continued)

LIFECYCLE INDEX 2020 FUND ■ FOR THE PERIOD OR YEAR ENDED

	Institutional Class
	09/30/10	09/30/09	(a)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value,
beginning of period	$10.00	$10.00
Gain (loss) from investment operations:
Net investment
income (b)	0.12	0.00	(c)
Net realized and
unrealized gain (loss)
on total investments	0.78	—
Total gain (loss) from
investment operations	0.90	0.00	(c)
Less distributions from:
Net investment income	(0.05)	—
Net realized gains	—	—
Total distributions	(0.05)	—
Net asset value,
end of period	$10.85	$10.00

TOTAL RETURN	9.00%	0.00	%(d)
RATIOS AND SUPPLEMENTAL DATA
Net assets at end of
period (in thousands)	$51,737	$3,500
Ratio of expenses to
average net assets
before expense waiver
and reimbursement (e)	0.62%	670.85	%(f)
Ratio of expenses to
average net assets
after expense waiver
and reimbursement (e)	0.07%	0.10	%(f)
Ratio of net investment
income to average
net assets	1.16%	(0.10	)%(f)
Portfolio turnover rate	22%	0	%(d)

TIAA-CREF Lifecycle Index Funds  ■  Prospectus     171

FINANCIAL HIGHLIGHTS (continued)

LIFECYCLE INDEX 2020 FUND ■ FOR THE PERIOD OR YEAR ENDED

	Premier Class
	09/30/10	09/30/09	(a)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value,
beginning of period	$10.00	$10.00
Gain (loss) from investment operations:
Net investment
income (b)	0.18	0.00	(c)
Net realized and
unrealized gain (loss)
on total investments	0.69	—
Total gain (loss) from
investment operations	0.87	0.00	(c)
Less distributions from:
Net investment income	(0.04)	—
Net realized gains	—	—
Total distributions	(0.04)	—
Net asset value,
end of period	$10.83	$10.00

TOTAL RETURN	8.76%	0.00	%(d)
RATIOS AND SUPPLEMENTAL DATA
Net assets at end of
period (in thousands)	$1,851	$250
Ratio of expenses to
average net assets
before expense waiver
and reimbursement (e)	0.85%	875.72	%(f)
Ratio of expenses to
average net assets
after expense waiver
and reimbursement (e)	0.23%	0.25	%(f)
Ratio of net investment
income to average
net assets	1.72%	(0.25	)%(f)
Portfolio turnover rate	22%	0	%(d)

(a)	The Fund commenced operations on September 30, 2009.
(b)	Based on average shares outstanding.
(c)	Amount represents less than $0.01 per share.
(d)	The percentages shown for this period are not annualized.
(e)	The Fund's expenses do not include the expenses of the Underlying Funds. The annualized weighted average expense ratio of the Underlying Funds was 0.10% for the period ended September 30, 2010.
(f)	The percentages shown for this period are annualized.

172     Prospectus  ■  TIAA-CREF Lifecycle Index Funds

FINANCIAL HIGHLIGHTS (continued)

LIFECYCLE INDEX 2025 FUND ■ FOR THE PERIOD OR YEAR ENDED

	Retirement Class
	09/30/10	09/30/09	(a)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value,
beginning of period	$10.00	$10.00
Gain (loss) from investment operations:
Net investment
income (b)	0.18	0.00	(c)
Net realized and
unrealized gain (loss)
on total investments	0.69	—
Total gain (loss) from
investment operations	0.87	0.00	(c)
Less distributions from:
Net investment income	(0.05)	—
Net realized gains	—	—
Total distributions	(0.05)	—
Net asset value,
end of period	$10.82	$10.00

TOTAL RETURN	8.69%	0.00	%(d)
RATIOS AND SUPPLEMENTAL DATA
Net assets at end of
period (in thousands)	$324	$250
Ratio of expenses to
average net assets
before expense waiver
and reimbursement (e)	1.10%	875.82	%(f)
Ratio of expenses to
average net assets
after expense waiver
and reimbursement (e)	0.33%	0.35	%(f)
Ratio of net investment
income to average
net assets	1.69%	(0.35	)%(f)
Portfolio turnover rate	16%	0	%(d)

TIAA-CREF Lifecycle Index Funds  ■  Prospectus     173

FINANCIAL HIGHLIGHTS (continued)

LIFECYCLE INDEX 2025 FUND ■ FOR THE PERIOD OR YEAR ENDED

	Institutional Class
	09/30/10	09/30/09	(a)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value,
beginning of period	$10.00	$10.00
Gain (loss) from investment operations:
Net investment
income (b)	0.10	0.00	(c)
Net realized and
unrealized gain (loss)
on total investments	0.79	—
Total gain (loss) from
investment operations	0.89	0.00	(c)
Less distributions from:
Net investment income	(0.05)	—
Net realized gains	—	—
Total distributions	(0.05)	—
Net asset value,
end of period	$10.84	$10.00

TOTAL RETURN	8.96%	0.00	%(d)
RATIOS AND SUPPLEMENTAL DATA
Net assets at end of
period (in thousands)	$51,228	$3,500
Ratio of expenses to
average net assets
before expense waiver
and reimbursement (e)	0.65%	670.85	%(f)
Ratio of expenses to
average net assets
after expense waiver
and reimbursement (e)	0.07%	0.10	%(f)
Ratio of net investment
income to average
net assets	0.97%	(0.10	)%(f)
Portfolio turnover rate	16%	0	%(d)

174     Prospectus  ■  TIAA-CREF Lifecycle Index Funds

FINANCIAL HIGHLIGHTS (continued)

LIFECYCLE INDEX 2025 FUND ■ FOR THE PERIOD OR YEAR ENDED

	Premier Class
	09/30/10	09/30/09	(a)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value,
beginning of period	$10.00	$10.00
Gain (loss) from investment operations:
Net investment
income (b)	0.17	0.00	(c)
Net realized and
unrealized gain (loss)
on total investments	0.71	—
Total gain (loss) from
investment operations	0.88	0.00	(c)
Less distributions from:
Net investment income	(0.05)	—
Net realized gains	—	—
Total distributions	(0.05)	—
Net asset value,
end of period	$10.83	$10.00

TOTAL RETURN	8.82%	0.00	%(d)
RATIOS AND SUPPLEMENTAL DATA
Net assets at end of
period (in thousands)	$1,664	$250
Ratio of expenses to
average net assets
before expense waiver
and reimbursement (e)	0.89%	875.72	%(f)
Ratio of expenses to
average net assets
after expense waiver
and reimbursement (e)	0.23%	0.25	%(f)
Ratio of net investment
income to average
net assets	1.61%	(0.25	)%(f)
Portfolio turnover rate	16%	0	%(d)

(a)	The Fund commenced operations on September 30, 2009.
(b)	Based on average shares outstanding.
(c)	Amount represents less than $0.01 per share.
(d)	The percentages shown for this period are not annualized.
(e)	The Fund's expenses do not include the expenses of the Underlying Funds. The annualized weighted average expense ratio of the Underlying Funds was 0.10% for the period ended September 30, 2010.
(f)	The percentages shown for this period are annualized.

TIAA-CREF Lifecycle Index Funds  ■  Prospectus     175

FINANCIAL HIGHLIGHTS (continued)

LIFECYCLE INDEX 2030 FUND ■ FOR THE PERIOD OR YEAR ENDED

	Retirement Class
	09/30/10	09/30/09	(a)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value,
beginning of period	$10.00	$10.00
Gain (loss) from investment operations:
Net investment
income (b)	0.15	0.00	(c)
Net realized and
unrealized gain (loss)
on total investments	0.72	—
Total gain (loss) from
investment operations	0.87	0.00	(c)
Less distributions from:
Net investment income	(0.04)	—
Net realized gains	—	—
Total distributions	(0.04)	—
Net asset value,
end of period	$10.83	$10.00

TOTAL RETURN	8.69%	0.00	%(d)
RATIOS AND SUPPLEMENTAL DATA
Net assets at end of
period (in thousands)	$455	$250
Ratio of expenses to
average net assets
before expense waiver
and reimbursement (e)	1.01%	875.82	%(f)
Ratio of expenses to
average net assets
after expense waiver
and reimbursement (e)	0.33%	0.35	%(f)
Ratio of net investment
income to average
net assets	1.47%	(0.35	)%(f)
Portfolio turnover rate	16%	0	%(d)

176     Prospectus  ■  TIAA-CREF Lifecycle Index Funds

FINANCIAL HIGHLIGHTS (continued)

LIFECYCLE INDEX 2030 FUND ■ FOR THE PERIOD OR YEAR ENDED

	Institutional Class
	09/30/10	09/30/09	(a)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value,
beginning of period	$10.00	$10.00
Gain (loss) from investment operations:
Net investment
income (b)	0.07	0.00	(c)
Net realized and
unrealized gain (loss)
on total investments	0.83	—
Total gain (loss) from
investment operations	0.90	0.00	(c)
Less distributions from:
Net investment income	(0.04)	—
Net realized gains	—	—
Total distributions	(0.04)	—
Net asset value,
end of period	$10.86	$10.00

TOTAL RETURN	9.06%	0.00	%(d)
RATIOS AND SUPPLEMENTAL DATA
Net assets at end of
period (in thousands)	$56,944	$3,500
Ratio of expenses to
average net assets
before expense waiver
and reimbursement (e)	0.59%	670.85	%(f)
Ratio of expenses to
average net assets
after expense waiver
and reimbursement (e)	0.07%	0.10	%(f)
Ratio of net investment
income to average
net assets	0.71%	(0.10	)%(f)
Portfolio turnover rate	16%	0	%(d)

TIAA-CREF Lifecycle Index Funds  ■  Prospectus     177

FINANCIAL HIGHLIGHTS (continued)

LIFECYCLE INDEX 2030 FUND ■ FOR THE PERIOD OR YEAR ENDED

	Premier Class
	09/30/10	09/30/09	(a)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value,
beginning of period	$10.00	$10.00
Gain (loss) from investment operations:
Net investment
income (b)	0.16	0.00	(c)
Net realized and
unrealized gain (loss)
on total investments	0.72	—
Total gain (loss) from
investment operations	0.88	0.00	(c)
Less distributions from:
Net investment income	(0.04)	—
Net realized gains	—	—
Total distributions	(0.04)	—
Net asset value,
end of period	$10.84	$10.00

TOTAL RETURN	8.82%	0.00	%(d)
RATIOS AND SUPPLEMENTAL DATA
Net assets at end of
period (in thousands)	$1,095	$250
Ratio of expenses to
average net assets
before expense waiver
and reimbursement (e)	0.83%	875.72	%(f)
Ratio of expenses to
average net assets
after expense waiver
and reimbursement (e)	0.23%	0.25	%(f)
Ratio of net investment
income to average
net assets	1.56%	(0.25	)%(f)
Portfolio turnover rate	16%	0	%(d)

(a)	The Fund commenced operations on September 30, 2009.
(b)	Based on average shares outstanding.
(c)	Amount represents less than $0.01 per share.
(d)	The percentages shown for this period are not annualized.
(e)	The Fund's expenses do not include the expenses of the Underlying Funds. The annualized weighted average expense ratio of the Underlying Funds was 0.09% for the period ended September 30, 2010.
(f)	The percentages shown for this period are annualized.

178     Prospectus  ■  TIAA-CREF Lifecycle Index Funds

FINANCIAL HIGHLIGHTS (continued)

LIFECYCLE INDEX 2035 FUND ■ FOR THE PERIOD OR YEAR ENDED

	Retirement Class
	09/30/10	09/30/09	(a)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value,
beginning of period	$10.00	$10.00
Gain (loss) from investment operations:
Net investment
income (b)	0.15	0.00	(c)
Net realized and
unrealized gain (loss)
on total investments	0.71	—
Total gain (loss) from
investment operations	0.86	0.00	(c)
Less distributions from:
Net investment income	(0.04)	—
Net realized gains	—	—
Total distributions	(0.04)	—
Net asset value,
end of period	$10.82	$10.00

TOTAL RETURN	8.64%	0.00	%(d)
RATIOS AND SUPPLEMENTAL DATA
Net assets at end of
period (in thousands)	$404	$250
Ratio of expenses to
average net assets
before expense waiver
and reimbursement (e)	1.04%	875.82	%(f)
Ratio of expenses to
average net assets
after expense waiver
and reimbursement (e)	0.33%	0.35	%(f)
Ratio of net investment
income to average
net assets	1.41%	(0.35	)%(f)
Portfolio turnover rate	10%	0	%(d)

TIAA-CREF Lifecycle Index Funds  ■  Prospectus     179

FINANCIAL HIGHLIGHTS (continued)

LIFECYCLE INDEX 2035 FUND ■ FOR THE PERIOD OR YEAR ENDED

	Institutional Class
	09/30/10	09/30/09	(a)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value,
beginning of period	$10.00	$10.00
Gain (loss) from investment operations:
Net investment
income (b)	0.05	0.00	(c)
Net realized and
unrealized gain (loss)
on total investments	0.84	—
Total gain (loss) from
investment operations	0.89	0.00	(c)
Less distributions from:
Net investment income	(0.05)	—
Net realized gains	—	—
Total distributions	(0.05)	—
Net asset value,
end of period	$10.84	$10.00

TOTAL RETURN	8.91%	0.00	%(d)
RATIOS AND SUPPLEMENTAL DATA
Net assets at end of
period (in thousands)	$56,430	$3,500
Ratio of expenses to
average net assets
before expense waiver
and reimbursement (e)	0.61%	670.85	%(f)
Ratio of expenses to
average net assets
after expense waiver
and reimbursement (e)	0.07%	0.10	%(f)
Ratio of net investment
income to average
net assets	0.52%	(0.10	)%(f)
Portfolio turnover rate	10%	0	%(d)

180     Prospectus  ■  TIAA-CREF Lifecycle Index Funds

FINANCIAL HIGHLIGHTS (continued)

LIFECYCLE INDEX 2035 FUND ■ FOR THE PERIOD OR YEAR ENDED

	Premier Class
	09/30/10	09/30/09	(a)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value,
beginning of period	$10.00	$10.00
Gain (loss) from investment operations:
Net investment
income (b)	0.14	0.00	(c)
Net realized and
unrealized gain (loss)
on total investments	0.73	—
Total gain (loss) from
investment operations	0.87	0.00	(c)
Less distributions from:
Net investment income	(0.04)	—
Net realized gains	—	—
Total distributions	(0.04)	—
Net asset value,
end of period	$10.83	$10.00

TOTAL RETURN	8.77%	0.00	%(d)
RATIOS AND SUPPLEMENTAL DATA
Net assets at end of
period (in thousands)	$1,336	$250
Ratio of expenses to
average net assets
before expense waiver
and reimbursement (e)	0.85%	875.72	%(f)
Ratio of expenses to
average net assets
after expense waiver
and reimbursement (e)	0.23%	0.25	%(f)
Ratio of net investment
income to average
net assets	1.40%	(0.25	)%(f)
Portfolio turnover rate	10%	0	%(d)

(a)	The Fund commenced operations on September 30, 2009.
(b)	Based on average shares outstanding.
(c)	Amount represents less than $0.01 per share.
(d)	The percentages shown for this period are not annualized.
(e)	The Fund's expenses do not include the expenses of the Underlying Funds. The annualized weighted average expense ratio of the Underlying Funds was 0.09% for the period ended September 30, 2010.
(f)	The percentages shown for this period are annualized.

TIAA-CREF Lifecycle Index Funds  ■  Prospectus     181

FINANCIAL HIGHLIGHTS (continued)

LIFECYCLE INDEX 2040 FUND ■ FOR THE PERIOD OR YEAR ENDED

	Retirement Class
	09/30/10	09/30/09	(a)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value,
beginning of period	$10.00	$10.00
Gain (loss) from investment operations:
Net investment
income (b)	0.15	0.00	(c)
Net realized and
unrealized gain (loss)
on total investments	0.71	—
Total gain (loss) from
investment operations	0.86	0.00	(c)
Less distributions from:
Net investment income	(0.02)	—
Net realized gains	—	—
Total distributions	(0.02)	—
Net asset value,
end of period	$10.84	$10.00

TOTAL RETURN	8.62%	0.00	%(d)
RATIOS AND SUPPLEMENTAL DATA
Net assets at end of
period (in thousands)	$395	$250
Ratio of expenses to
average net assets
before expense waiver
and reimbursement (e)	0.88%	875.82	%(f)
Ratio of expenses to
average net assets
after expense waiver
and reimbursement (e)	0.33%	0.35	%(f)
Ratio of net investment
income to average
net assets	1.41%	(0.35	)%(f)
Portfolio turnover rate	11%	0	%(d)

182     Prospectus  ■  TIAA-CREF Lifecycle Index Funds

FINANCIAL HIGHLIGHTS (continued)

LIFECYCLE INDEX 2040 FUND ■ FOR THE PERIOD OR YEAR ENDED

	Institutional Class
	09/30/10	09/30/09	(a)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value,
beginning of period	$10.00	$10.00
Gain (loss) from investment operations:
Net investment
income (b)	0.04	0.00	(c)
Net realized and
unrealized gain (loss)
on total investments	0.86	—
Total gain (loss) from
investment operations	0.90	0.00	(c)
Less distributions from:
Net investment income	(0.03)	—
Net realized gains	—	—
Total distributions	(0.03)	—
Net asset value,
end of period	$10.87	$10.00

TOTAL RETURN	8.98%	0.00	%(d)
RATIOS AND SUPPLEMENTAL DATA
Net assets at end of
period (in thousands)	$79,123	$3,500
Ratio of expenses to
average net assets
before expense waiver
and reimbursement (e)	0.47%	670.85	%(f)
Ratio of expenses to
average net assets
after expense waiver
and reimbursement (e)	0.07%	0.10	%(f)
Ratio of net investment
income to average
net assets	0.42%	(0.10	)%(f)
Portfolio turnover rate	11%	0	%(d)

TIAA-CREF Lifecycle Index Funds  ■  Prospectus     183

FINANCIAL HIGHLIGHTS (continued)

LIFECYCLE INDEX 2040 FUND ■ FOR THE PERIOD OR YEAR ENDED

	Premier Class
	09/30/10	09/30/09	(a)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value,
beginning of period	$10.00	$10.00
Gain (loss) from investment operations:
Net investment
income (b)	0.14	0.00	(c)
Net realized and
unrealized gain (loss)
on total investments	0.73	—
Total gain (loss) from
investment operations	0.87	0.00	(c)
Less distributions from:
Net investment income	(0.02)	—
Net realized gains	—	—
Total distributions	(0.02)	—
Net asset value,
end of period	$10.85	$10.00

TOTAL RETURN	8.74%	0.00	%(d)
RATIOS AND SUPPLEMENTAL DATA
Net assets at end of
period (in thousands)	$1,790	$250
Ratio of expenses to
average net assets
before expense waiver
and reimbursement (e)	0.69%	875.72	%(f)
Ratio of expenses to
average net assets
after expense waiver
and reimbursement (e)	0.23%	0.25	%(f)
Ratio of net investment
income to average
net assets	1.32%	(0.25	)%(f)
Portfolio turnover rate	11%	0	%(d)

(a)	The Fund commenced operations on September 30, 2009.
(b)	Based on average shares outstanding.
(c)	Amount represents less than $0.01 per share.
(d)	The percentages shown for this period are not annualized.
(e)	The Fund's expenses do not include the expenses of the Underlying Funds. The annualized weighted average expense ratio of the Underlying Funds was 0.09% for the period ended September 30, 2010.
(f)	The percentages shown for this period are annualized.

184     Prospectus  ■  TIAA-CREF Lifecycle Index Funds

FINANCIAL HIGHLIGHTS (continued)

LIFECYCLE INDEX 2045 FUND ■ FOR THE PERIOD OR YEAR ENDED

	Retirement Class
	09/30/10	09/30/09	(a)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value,
beginning of period	$10.00	$10.00
Gain (loss) from investment operations:
Net investment
income (b)	0.15	0.00	(c)
Net realized and
unrealized gain (loss)
on total investments	0.71	—
Total gain (loss) from
investment operations	0.86	0.00	(c)
Less distributions from:
Net investment income	(0.09)	—
Net realized gains	—	—
Total distributions	(0.09)	—
Net asset value,
end of period	$10.77	$10.00

TOTAL RETURN	8.67%	0.00	%(d)
RATIOS AND SUPPLEMENTAL DATA
Net assets at end of
period (in thousands)	$325	$250
Ratio of expenses to
average net assets
before expense waiver
and reimbursement (e)	1.53%	875.82	%(f)
Ratio of expenses to
average net assets
after expense waiver
and reimbursement (e)	0.33%	0.35	%(f)
Ratio of net investment
income to average
net assets	1.46%	(0.35	)%(f)
Portfolio turnover rate	10%	0	%(d)

TIAA-CREF Lifecycle Index Funds  ■  Prospectus     185

FINANCIAL HIGHLIGHTS (continued)

LIFECYCLE INDEX 2045 FUND ■ FOR THE PERIOD OR YEAR ENDED

	Institutional Class
	09/30/10	09/30/09	(a)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value,
beginning of period	$10.00	$10.00
Gain (loss) from investment operations:
Net investment
income (b)	0.09	0.00	(c)
Net realized and
unrealized gain (loss)
on total investments	0.80	—
Total gain (loss) from
investment operations	0.89	0.00	(c)
Less distributions from:
Net investment income	(0.10)	—
Net realized gains	—	—
Total distributions	(0.10)	—
Net asset value,
end of period	$10.79	$10.00

TOTAL RETURN	8.94%	0.00	%(d)
RATIOS AND SUPPLEMENTAL DATA
Net assets at end of
period (in thousands)	$17,294	$3,500
Ratio of expenses to
average net assets
before expense waiver
and reimbursement (e)	1.15%	670.85	%(f)
Ratio of expenses to
average net assets
after expense waiver
and reimbursement (e)	0.08%	0.10	%(f)
Ratio of net investment
income to average
net assets	0.90%	(0.10	)%(f)
Portfolio turnover rate	10%	0	%(d)

186     Prospectus  ■  TIAA-CREF Lifecycle Index Funds

FINANCIAL HIGHLIGHTS (continued)

LIFECYCLE INDEX 2045 FUND ■ FOR THE PERIOD OR YEAR ENDED

	Premier Class
	09/30/10	09/30/09	(a)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value,
beginning of period	$10.00	$10.00
Gain (loss) from investment operations:
Net investment
income (b)	0.16	0.00	(c)
Net realized and
unrealized gain (loss)
on total investments	0.71	—
Total gain (loss) from
investment operations	0.87	0.00	(c)
Less distributions from:
Net investment income	(0.09)	—
Net realized gains	—	—
Total distributions	(0.09)	—
Net asset value,
end of period	$10.78	$10.00

TOTAL RETURN	8.80%	0.00	%(d)
RATIOS AND SUPPLEMENTAL DATA
Net assets at end of
period (in thousands)	$408	$250
Ratio of expenses to
average net assets
before expense waiver
and reimbursement (e)	1.37%	875.72	%(f)
Ratio of expenses to
average net assets
after expense waiver
and reimbursement (e)	0.23%	0.25	%(f)
Ratio of net investment
income to average
net assets	1.57%	(0.25	)%(f)
Portfolio turnover rate	10%	0	%(d)

(a)	The Fund commenced operations on September 30, 2009.
(b)	Based on average shares outstanding.
(c)	Amount represents less than $0.01 per share.
(d)	The percentages shown for this period are not annualized.
(e)	The Fund's expenses do not include the expenses of the Underlying Funds. The annualized weighted average expense ratio of the Underlying Funds was 0.09% for the period ended September 30, 2010.
(f)	The percentages shown for this period are annualized.

TIAA-CREF Lifecycle Index Funds  ■  Prospectus     187

FINANCIAL HIGHLIGHTS (continued)

LIFECYCLE INDEX 2050 FUND ■ FOR THE PERIOD OR YEAR ENDED

	Retirement Class
	09/30/10	09/30/09	(a)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value,
beginning of period	$10.00	$10.00
Gain (loss) from investment operations:
Net investment
income (b)	0.15	0.00	(c)
Net realized and
unrealized gain (loss)
on total investments	0.71	—
Total gain (loss) from
investment operations	0.86	0.00	(c)
Less distributions from:
Net investment income	(0.10)	—
Net realized gains	—	—
Total distributions	(0.10)	—
Net asset value,
end of period	$10.76	$10.00

TOTAL RETURN	8.67%	0.00	%(d)
RATIOS AND SUPPLEMENTAL DATA
Net assets at end of
period (in thousands)	$286	$250
Ratio of expenses to
average net assets
before expense waiver
and reimbursement (e)	1.80%	875.82	%(f)
Ratio of expenses to
average net assets
after expense waiver
and reimbursement (e)	0.33%	0.35	%(f)
Ratio of net investment
income to average
net assets	1.49%	(0.35	)%(f)
Portfolio turnover rate	11%	0	%(d)

188     Prospectus  ■  TIAA-CREF Lifecycle Index Funds

FINANCIAL HIGHLIGHTS (continued)

LIFECYCLE INDEX 2050 FUND ■ FOR THE PERIOD OR YEAR ENDED

	Institutional Class
	09/30/10	09/30/09	(a)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value,
beginning of period	$10.00	$10.00
Gain (loss) from investment operations:
Net investment
income (b)	0.11	0.00	(c)
Net realized and
unrealized gain (loss)
on total investments	0.78	—
Total gain (loss) from
investment operations	0.89	0.00	(c)
Less distributions from:
Net investment income	(0.11)	—
Net realized gains	—	—
Total distributions	(0.11)	—
Net asset value,
end of period	$10.78	$10.00

TOTAL RETURN	8.94%	0.00	%(d)
RATIOS AND SUPPLEMENTAL DATA
Net assets at end of
period (in thousands)	$11,539	$3,500
Ratio of expenses to
average net assets
before expense waiver
and reimbursement (e)	1.46%	670.85	%(f)
Ratio of expenses to
average net assets
after expense waiver
and reimbursement (e)	0.08%	0.10	%(f)
Ratio of net investment
income to average
net assets	1.10%	(0.10	)%(f)
Portfolio turnover rate	11%	0	%(d)

TIAA-CREF Lifecycle Index Funds  ■  Prospectus     189

FINANCIAL HIGHLIGHTS (concluded)

LIFECYCLE INDEX 2050 FUND ■ FOR THE PERIOD OR YEAR ENDED

	Premier Class
	09/30/10	09/30/09	(a)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value,
beginning of period	$10.00	$10.00
Gain (loss) from investment operations:
Net investment
income (b)	0.16	0.00	(c)
Net realized and
unrealized gain (loss)
on total investments	0.71	—
Total gain (loss) from
investment operations	0.87	0.00	(c)
Less distributions from:
Net investment income	(0.10)	—
Net realized gains	—	—
Total distributions	(0.10)	—
Net asset value,
end of period	$10.77	$10.00

TOTAL RETURN	8.80%	0.00	%(d)
RATIOS AND SUPPLEMENTAL DATA
Net assets at end of
period (in thousands)	$328	$250
Ratio of expenses to
average net assets
before expense waiver
and reimbursement (e)	1.65%	875.72	%(f)
Ratio of expenses to
average net assets
after expense waiver
and reimbursement (e)	0.23%	0.25	%(f)
Ratio of net investment
income to average
net assets	1.59%	(0.25	)%(f)
Portfolio turnover rate	11%	0	%(d)

(a)	The Fund commenced operations on September 30, 2009.
(b)	Based on average shares outstanding.
(c)	Amount represents less than $0.01 per share.
(d)	The percentages shown for this period are not annualized.
(e)	The Fund's expenses do not include the expenses of the Underlying Funds. The annualized weighted average expense ratio of the Underlying Funds was 0.09% for the period ended September 30, 2010.
(f)	The percentages shown for this period are annualized.

190     Prospectus  ■  TIAA-CREF Lifecycle Index Funds

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FOR MORE INFORMATION ABOUT TIAA-CREF FUNDS

Statement of Additional Information (“SAI”). The Funds’ SAI contains more information about certain aspects of the Funds. A current SAI has been filed with the SEC and is incorporated into this Prospectus by reference. This means that the Funds’ SAI is legally a part of the Prospectus.

Annual and Semiannual Reports. The Funds’ annual and semiannual reports provide additional information about the Funds’ investments. In the Funds’ annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Funds’ performance during the preceding fiscal year. The audited financial statements in the Funds’ annual shareholder report dated September 30, 2010 are also incorporated into this Prospectus by reference.

Requesting documents. You can request a copy of the Funds’ SAI or these reports without charge, or contact the Funds for any other purpose, in any of the following ways:

By telephone:

Call 877 518-9161

In writing:

TIAA-CREF Funds
P.O. Box 1259
Charlotte, NC 28201

Over the Internet:

www.tiaa-cref.org

Information about the Trust (including the Funds’ SAI) can be reviewed and copied at the SEC’s public reference room (202 551-8090) in Washington, DC. The reports and other information are also available through the EDGAR Database on the SEC’s Internet website at www.sec.gov. Copies of the information can also be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC’s Public Reference Section, Washington, DC 20549.

To lower costs and eliminate duplicate documents sent to your home, the Funds may mail only one copy of the Funds’ Prospectus, prospectus supplements, annual and semiannual reports, or any other required documents, to your household, even if more than one shareholder lives there. If you would prefer to continue receiving your own copy of any of these documents, you may call the Funds toll-free or write to the Funds as follows:

By telephone:

Call 877 518-9161

In writing:

TIAA-CREF Funds
P.O. Box 1259
Charlotte, NC 28201

Important Information about procedures for opening a new account

To help the government fight the funding of terrorism and money laundering activities, Federal law requires all financial institutions, including the Funds, to obtain, verify and record information that identifies each person who opens an account.

What this means for you: When you open an account, the Funds will ask for your name, address, date of birth, social security number and other information that will allow the Funds to identify you, such as your home telephone number. Until you provide the Funds with the information they need, the Funds may not be able to open an account or effect any transactions for you.

1940 Act File No. 811-9301	A12014 (2/11)

STATEMENT OF ADDITIONAL INFORMATION

TIAA-CREF FUNDS FUNDS-OF-FUNDS FEBRUARY 1, 2011
Tickers by Class
	Retail	Retirement	Premier	Institutional
Lifecycle Retirement Income Fund	TLRRX	TLIRX	TPLIX	TLRIX
Lifecycle 2010 Fund	—	TCLEX	TCTPX	TCTIX
Lifecycle 2015 Fund	—	TCLIX	TCFPX	TCNIX
Lifecycle 2020 Fund	—	TCLTX	TCWPX	TCWIX
Lifecycle 2025 Fund	—	TCLFX	TCQPX	TCYIX
Lifecycle 2030 Fund	—	TCLNX	TCHPX	TCRIX
Lifecycle 2035 Fund	—	TCLRX	TCYPX	TCIIX
Lifecycle 2040 Fund	—	TCLOX	TCZPX	TCOIX
Lifecycle 2045 Fund	—	TTFRX	TTFPX	TTFIX
Lifecycle 2050 Fund	—	TLFRX	TCLPX	TFTIX
Lifecycle Index Retirement Income Fund	—	TRCIX	TLIPX	TRILX
Lifecycle Index 2010 Fund	—	TLTRX	TLTPX	TLTIX
Lifecycle Index 2015 Fund	—	TLGRX	TLFPX	TLFIX
Lifecycle Index 2020 Fund	—	TLWRX	TLWPX	TLWIX
Lifecycle Index 2025 Fund	—	TLQRX	TLVPX	TLQIX
Lifecycle Index 2030 Fund	—	TLHRX	TLHPX	TLHIX
Lifecycle Index 2035 Fund	—	TLYRX	TLYPX	TLYIX
Lifecycle Index 2040 Fund	—	TLZRX	TLPRX	TLZIX
Lifecycle Index 2045 Fund	—	TLMRX	TLMPX	TLXIX
Lifecycle Index 2050 Fund	—	TLLRX	TLLPX	TLLIX
Managed Allocation Fund	TIMRX	TITRX	—	TIMIX

This Statement of Additional Information (“SAI”) contains additional information that you should consider before investing in the Lifecycle Funds, Lifecycle Index Funds and Managed Allocation Fund, investment portfolios or “Funds” of the TIAA-CREF Funds (the “Trust”). The SAI is not a prospectus, but is incorporated by reference into and is made part of the Lifecycle Funds’, Lifecycle Index Funds’ and Managed Allocation Fund’s prospectuses, dated February 1, 2011 (each, a “Prospectus”). The SAI should be read carefully in conjunction with the Prospectuses. The Prospectuses may be obtained, without charge, by writing the Funds at TIAA-CREF Funds, 730 Third Avenue, New York, NY 10017-3206 or by calling 877 518-9161.

This SAI describes ten Lifecycle Funds, ten Lifecycle Index Funds and the Managed Allocation Fund. Each Lifecycle Fund and Lifecycle Index Fund, as well as the Managed Allocation Fund, offers Retirement Class and Institutional Class shares. Each Lifecycle Fund and Lifecycle Index Fund also offers Premier Class shares and the Lifecycle Retirement Income Fund and Managed Allocation Fund offer Retail Class shares.

Capitalized terms used, but not defined, herein have the same meaning as in the Prospectuses. The audited financial statements for the fiscal year ended September 30, 2010 are incorporated into this SAI by reference to the Funds’ Annual Reports to shareholders. The Funds will furnish you, without charge, a copy of the Annual Reports on request.

B-2	Investment Objectives, Policies, and Restrictions
B-2	Fundamental Policies
B-3	Investment Policies

B-20	Disclosure of Portfolio Holdings

B-21	Management of the Trust
B-21	The Board of Trustees
B-22	Disinterested Trustees and Officers
B-26	Equity Ownership of the Trustees
B-26	Trustee and Officer Compensation
B-27	Board Committees

B-28	Proxy Voting Policies

B-29	Principal Holders of Securities

B-30	Investment Advisory and Other Services
B-30	Investment Advisory Services
B-31	Retirement Class Service Agreement
B-32	Underwriter
B-32	Custodian, Transfer Agent and Fund Accounting Agent
B-32	Independent Registered Public Accounting Firm
B-32	Personal Trading Policy

B-32	Information about the Funds’ Portfolio Management Team
B-32	Structure of Compensation for Portfolio Managers
B-32	Additional Information Regarding Portfolio Managers
B-33	Potential Conflicts of Interest of Advisors and Portfolio Managers

B-34	About the Trust and the Shares
B-34	Class Structure

B-35	Distribution (12b-1) Plans
B-36	Indemnification of Shareholders
B-36	Indemnification of Trustees
B-36	Limitation of Fund Liability
B-36	Shareholder Meetings and Voting Rights
B-37	Shares
B-37	Additional Funds or Classes
B-37	Dividends and Distributions

B-37	Pricing of Shares
B-37	Investments for Which Market Quotations Are Readily Available
B-37	Equity Securities
B-37	Foreign Investments
B-37	Debt Securities
B-37	Special Valuation Procedures for the Money Market Fund
B-38	Options and Futures
B-38	Investments for Which Market Quotations Are Not Readily Available

B-38	Tax Status

B-43	Brokerage Allocation
B-43	Directed Brokerage

B-43	Legal Matters

B-43	Experts

B-43	Financial Statements

B-44	Appendix: TIAA-CREF Policy Statement on Corporate Governance

INVESTMENT OBJECTIVES, POLICIES, AND RESTRICTIONS

          The investment objectives and policies of each Fund are discussed in their respective Prospectuses. Because each Fund invests in Institutional Class shares of other funds of the Trust and potentially other investment pools or investment products (the “Underlying Funds”), investors in each Fund will be affected by an Underlying Fund’s investment strategies in direct proportion to the amount of assets the Fund allocates to the Underlying Fund pursuing such strategies. Accordingly, each Fund is subject to the same risks as the Underlying Funds in direct proportion to the allocation of its assets among the Underlying Funds. The following discussion of investment policies and restrictions supplements the descriptions in the Prospectuses of the Funds as well as the prospectuses of the Underlying Funds of the Trust.

          Under the Investment Company Act of 1940, as amended (the “1940 Act”), any fundamental policy of a registered investment company may not be changed without the vote of a majority of the outstanding voting securities (as defined in the 1940 Act) of that series. However, the investment objective of each Fund as described in the Prospectuses, and its non-fundamental investment restrictions as described in “Investment Policies” below, may be changed by the Board of Trustees of the Trust (the “Board of Trustees” or the “Board”) at any time without shareholder approval. The Trust is an open-end management investment company.

          Each Fund is classified as “diversified” within the meaning of the 1940 Act. In addition, each Fund intends to meet the diversification requirements of Subchapter M of Chapter 1 of the Internal Revenue Code of 1986, as amended (the “Code”).

          Unless otherwise noted, each of the following investment policies and risk considerations apply to each Fund.

FUNDAMENTAL POLICIES

          The following restrictions are fundamental policies of each Fund:

1.	The Fund will not issue senior securities except as permitted by law.

2.

The Fund will not borrow money, except: (a) each Fund may purchase securities on margin, as described in restriction 7 below; and (b) from banks (only in amounts not in excess of 33% of the market value of that Fund’s assets at the time of borrowing), and, from other sources for temporary purposes (only in amounts not exceeding 5%, or such greater amount as may be permitted by law, of that Fund’s total assets taken at market value at the time of borrowing).

3.	The Fund will not underwrite the securities of other companies, except to the extent that it may be deemed an underwriter in connection with the disposition of securities from its portfolio.

4.	The Fund will not purchase real estate or mortgages directly, except that the Fund may invest in investment vehicles that purchase real estate or mortgages directly.

5.	The Fund will not purchase commodities or commodities contracts, except to the extent futures are purchased as described herein.

6.	The Fund will not lend any security or make any other loan if, as a result, more than 33% of its total assets would be lent to other parties, but this limit does not apply to repurchase agreements.

7.	The Fund will not purchase any security on margin except that the Fund may obtain such short-term credit as may be necessary for the clearance of purchases and sales of portfolio securities.

8.	The Fund will not invest 25% or more of its total assets in the securities of one or more issuers conducting their principal

B-2      Statement of Additional Information ▪ TIAA-CREF Funds ▪ Funds-of-Funds

business activities in the same industry (excluding the U.S. Government or any of its agencies or instrumentalities). With respect to investment restriction number 8, each Fund may invest more than 25% of its assets in any one Underlying Fund. With respect to this restriction, the Managed Allocation Fund may invest more than 25% of its assets in any one investment company or other permissible invest product or pool. For concentration purposes, each Fund will look through to the holdings of its affiliated Underlying Funds to assess its industry concentration. Currently, none of the Funds nor any of the Underlying Funds, other than the Real Estate Securities Fund, concentrates, or intends to concentrate, its investments in a particular industry.

The following restriction is a fundamental policy of each Fund other than the Managed Allocation Fund:

9.

The Fund will not, with respect to at least 75% of the value of its total assets, invest more than 5% of its total assets in the securities of any one issuer, other than securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities or securities of other investment companies, or hold more than 10% of the outstanding voting securities of any one issuer.

The following restriction is a fundamental policy of the Managed Allocation Fund:

10.

The Fund will not invest in securities other than securities of other registered investment companies or other permissible investment products or pools that are approved by the Board of Trustees, government securities or short-term securities.

          With the exception of percentage restrictions related to borrowings, if a percentage restriction is adhered to at the time of investment, a later increase or decrease in percentage beyond the specific limit resulting from a change in the value of portfolio securities will not be considered a violation by the Fund.

INVESTMENT POLICIES

          The following policies and restrictions are non-fundamental policies of each Fund. These restrictions may be changed by the Board of Trustees without the approval of Fund shareholders. Since each Fund will invest primarily in shares of other investment companies, rather than investing directly in individual securities, the investment policies listed below are applicable to the Underlying Funds of the Trust (but not to other Underlying Funds unless specifically noted below) in which the Funds invest.

          Non-Equity Investments of the Equity Underlying Funds. The equity Underlying Funds (the “Equity Funds”) can, in addition to common stocks, hold other types of securities with equity characteristics, such as convertible bonds, preferred stock, warrants and depository receipts or rights for such securities. Pending more permanent investments or to use cash balances effectively, the Equity Funds may hold the same types of money market instruments as the TIAA-CREF Money Market Fund invests in (as described in the Underlying Funds’ prospectuses), as well as other short-term instruments. These other instruments are similar to the instruments the Money Market Fund holds, but they have longer maturities than the instruments allowed in the Money Market Fund, or else do not meet the requirements for “First Tier Securities.”

          When market conditions warrant, the Equity Funds may invest directly in investment-grade debt securities similar to those the TIAA-CREF Bond Fund may invest in. The Equity Funds may also hold debt securities that they acquire because of mergers, recapitalizations or otherwise.

          The Equity Funds also may invest in options and futures, as well as newly developed financial instruments, such as equity swaps and equity-linked fixed-income securities, so long as these are consistent with their investment objectives and regulatory requirements.

          These investments and other Underlying Fund investment strategies are discussed in detail below.

          Temporary Defensive Positions. During periods when Teachers Advisors, Inc. (“Advisors”), the investment adviser for the Underlying Funds, believes there are unstable market, economic, political or currency conditions domestically or abroad, Advisors may assume, on behalf of an Underlying Fund, a temporary defensive posture and (1) without limitation hold cash and/or invest in money market instruments, or (2) restrict the securities markets in which the Underlying Fund’s assets will be invested by investing those assets in securities markets deemed by Advisors to be conservative in light of the Underlying Fund’s investment objective and policies. Under normal circumstances, each Underlying Fund may invest a portion of its total assets in cash or money market instruments for cash management purposes, pending investment in accordance with the Underlying Fund’s investment objective and policies and to meet operating expenses. To the extent that an Underlying Fund holds cash or invests in money market instruments, it may not achieve its investment objective.

          Credit Facility. Many of the Underlying Funds and the Funds participate in an unsecured revolving credit facility for temporary or emergency purposes, including, without limitation, funding of shareholder redemptions that otherwise might require the untimely disposition of securities. Certain accounts or funds of the College Retirement Equities Fund (“CREF”), TIAA-CREF Life Funds and TIAA Separate Account VA-1, as well as certain other series of the Trust, each of which is managed by Advisors or an affiliate of Advisors, also participate in this credit facility. An annual commitment fee for the credit facility is borne by the participating Funds and Underlying Funds. Interest associated with any borrowing under the facility will be charged to the borrowing Funds at rates that are based on a specified rate of interest.

          If an Underlying Fund or Fund borrows money, it could leverage its portfolio by keeping securities it might otherwise have had to sell. Leveraging exposes a Fund to special risks, including greater fluctuations in net asset value in response to market changes.

          Additional Risks Resulting From Recent Market Events and Government Intervention in Financial Markets. Recent events in the financial sector have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. These events have included, among others, the placement by the U.S. Government of the Federal National Mortgage Association (“FNMA”) and the Federal Home Loan Mortgage Corporation (“FHLMC”) under conservatorship, the bankruptcy of Lehman Brothers Holdings

TIAA-CREF Funds ▪ Funds-of-Funds ▪ Statement of Additional Information	B-3

Inc., the sale of Merrill Lynch to Bank of America, the U.S. Government’s support of American International Group, Inc., the sale of Wachovia Corporation to Wells Fargo & Company, credit and liquidity issues involving certain money market mutual funds, and emergency measures by the U.S. and foreign governments temporarily banning short-selling. Both domestic and foreign equity markets have experienced increased volatility and turmoil, with companies that have exposure to the real estate, mortgage and credit markets particularly affected, and it is uncertain whether or for how long these conditions will continue.

          In addition to the recent unprecedented turbulence in financial markets, the reduced liquidity in credit and fixed-income markets may adversely affect many issuers worldwide. This reduced liquidity may result in less money being available to purchase raw materials, goods and services from emerging markets, which may, in turn, bring down the prices of these economic staples. It may also result in emerging market issuers having more difficulty obtaining financing, which may, in turn, cause a decline in their stock prices. These events and possible continuing market turbulence may have an adverse effect on the Funds and Underlying Funds.

          The recent instability in the financial markets has led the U.S. Government to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility, and in some cases, a lack of liquidity. Federal, state, and other governments, their regulatory agencies, or self-regulatory organizations may also take actions that affect the regulation of the instruments in which the Funds invest, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the Funds themselves are regulated. Such legislation or regulation could limit or preclude a Fund’s ability to achieve its investment objective. Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation and performance of the Funds’ portfolio holdings.

          Illiquid Investments. The Board of Trustees of the Underlying Funds has delegated responsibility to Advisors for determining the value and liquidity of investments held by each Fund. The Underlying Funds may invest up to 15% (10% in the case of an Underlying Money Market Fund) of their net assets (taken at current value) in investments that may not be readily marketable. Investments may be illiquid because of the absence of a trading market, making it difficult to value them or dispose of them promptly at an acceptable price. Investment in illiquid securities poses risks of potential delays in resale. Limitations, or delays in, resale may have an adverse effect on the marketability of portfolio securities and it may be difficult for the Underlying Fund to dispose of illiquid securities promptly or to sell such securities for their fair market value.

          Restricted Securities. The Underlying Funds may invest in restricted securities. A restricted security is one that has a contractual restriction on resale or cannot be resold publicly until it is registered under the Securities Act of 1933, as amended (the “1933 Act”). From time to time, restricted securities can be considered illiquid. For example, they may be considered illiquid if they are not eligible for sale to qualified institutional purchasers in reliance upon Rule 144A under the 1933 Act. However, purchases by an Underlying Fund of securities of foreign issuers offered and sold outside the United States may be considered liquid even though they are restricted. The Board of Trustees of the Underlying Funds has delegated responsibility to Advisors for determining the value and liquidity of restricted securities and other investments held by each Fund.

          Preferred Stock. The Underlying Funds (other than the Money Market Fund) can invest in preferred stock consistent with their investment objectives. Preferred stock pays dividends at a specified rate and generally has preference over common stock in the payment of dividends and the liquidation of the issuer’s assets but is junior to the debt securities of the issuer in those same respects. Unlike interest payments on debt securities, dividends on preferred stock are generally payable at the discretion of the issuer’s board of directors, and shareholders may suffer a loss of value if dividends are not paid. Preferred shareholders generally have no legal recourse against the issuer if dividends are not paid. The market prices of preferred stocks are subject to changes in interest rates and are more sensitive to changes in the issuer’s creditworthiness than are the prices of debt securities. Under ordinary circumstances, preferred stock does not carry voting rights.

          Options and Futures. Each of the Underlying Funds (other than the Money Market Fund) may engage in options (puts and calls) and futures strategies to the extent permitted by the Securities and Exchange Commission (“SEC”) and Commodity Futures Trading Commission (“CFTC”). The Underlying Funds are not expected to use options and futures strategies in a speculative manner but rather they may use them primarily as hedging techniques or for cash management purposes.

          Options and futures transactions may increase an Underlying Fund’s transaction costs and portfolio turnover rate and will be initiated only when consistent with its investment objective.

          Options. Option-related activities could include: (1) the sale of covered call option contracts and the purchase of call option contracts for the purpose of closing a purchase transaction; (2) buying covered put option contracts, and selling put option contracts to close out a position acquired through the purchase of such options; and (3) selling call option contracts or buying put option contracts on groups of securities and on futures on groups of securities, and buying similar call option contracts or selling put option contracts to close out a position acquired through a sale of such options. This list of options-related activities is not intended to be exclusive, and each Underlying Fund may engage in other types of options transactions consistent with its investment objective and policies and applicable law.

          A call option is a short-term contract (generally for nine months or less) that gives the purchaser of the option the right but not the obligation to purchase the underlying security at a fixed exercise price at any time (American style) or at a set time (European style) prior to the expiration of the option regardless of the market price of the security during the option period. As consideration for the call option, the purchaser pays the seller a premium, which the seller retains whether or not the option is exercised. The seller of a call option has the obligation, upon the

B-4	Statement of Additional Information ▪ TIAA-CREF Funds ▪ Funds-of-Funds

exercise of the option by the purchaser, to sell the underlying security at the exercise price. Selling a call option would benefit the seller if, over the option period, the underlying security declines in value or does not appreciate above the aggregate of the exercise price and the premium. However, the seller risks an “opportunity loss” of profits if the underlying security appreciates above the aggregate value of the exercise price and the premium.

          The Underlying Funds may close out a position acquired through selling a call option by buying a call option on the same security with the same exercise price and expiration date as the call option that they had previously sold on that security. Depending on the premium for the call option purchased by an Underlying Fund, the Underlying Fund will realize a profit or loss on the transaction on that security.

          A put option is a similar short-term contract that gives the purchaser of the option the right to sell the underlying security at a fixed exercise price at any time prior to the expiration of the option regardless of the market price of the security during the option period. As consideration for the put option, the purchaser pays the seller a premium, which the seller retains whether or not the option is exercised. The seller of a put option has the obligation, upon the exercise of the option by the purchaser, to purchase the underlying security at the exercise price. The buying of a covered put contract limits the downside exposure for the investment in the underlying security. The risk of purchasing a put is that the market price of the underlying stock prevailing on the expiration date may be above the option’s exercise price. In that case, the option would expire worthless and the entire premium would be lost.

          The Underlying Funds may close out a position acquired through buying a put option by selling an identical put option on the same security with the same exercise price and expiration date as the put option that they had previously bought on that security. Depending on the premium for the put option purchased by an Underlying Fund, the Underlying Fund would realize a profit or loss on the transaction.

          In addition to options (both calls and puts) on individual securities, there are also options on groups of securities, such as the options on the Standard & Poor’s 100 Index, which are traded on the Chicago Board Options Exchange. There are also options on the futures of groups of securities such as the Standard & Poor’s 500 Index and the New York Stock Exchange Composite Index. The selling of such calls on groups of securities can be used in anticipation of, or in, a general market or market sector decline that may adversely affect the market value of an Underlying Fund’s portfolio of securities. To the extent that an Underlying Fund’s portfolio of securities changes in value in correlation with a given stock index, the sale of call options on the futures of that index would substantially reduce the risk to the portfolio of a market decline, and, by so doing, provides an alternative to the liquidation of securities positions in the portfolio with resultant transaction costs. A risk in all options, particularly the relatively new options on groups of securities and on the futures on groups of securities, is a possible lack of liquidity. This will be a major consideration of Advisors before it deals in any option on behalf of an Underlying Fund.

          There is another risk in connection with selling a call option on a group of securities or on the futures of groups of securities. This arises because of the imperfect correlation between movements in the price of the call option on a particular group of securities and the price of the underlying securities held in the portfolio. Unlike a covered call on an individual security, where a large movement on the upside for the call option will be offset by a similar move on the underlying stock, a move in the price of a call option on a group of securities may not be offset by a similar move in the price of securities held due to the difference in the composition of the particular group and the portfolio itself.

          Futures. To the extent permitted by applicable regulatory authorities, each Underlying Fund may purchase and sell futures contracts on securities or other instruments, or on groups or indices of securities or other instruments. The purpose of hedging techniques using financial futures is to protect the principal value of an Underlying Fund against adverse changes in the market value of securities or instruments in its portfolio, and to obtain better returns on investments than available in the cash market. Since these are hedging techniques, the gains or losses on the futures contract normally will be offset by losses or gains, respectively, on the hedged investment. Futures contracts also may be offset prior to the future date by executing an opposite futures contract transaction.

          A futures contract on an investment is a binding contractual commitment which, if held to maturity, generally will result in an obligation to make or accept delivery, during a particular future month, of the securities or instrument underlying the contract.

          By purchasing a futures contract — assuming a “long” position — Advisors will legally obligate an Underlying Fund to accept the future delivery of the underlying security or instrument and pay the agreed price. By selling a futures contract — assuming a “short” position — Advisors will legally obligate an Underlying Fund to make the future delivery of the security or instrument against payment of the agreed price.

          Positions taken in the futures markets are not normally held to maturity, but are instead liquidated through offsetting transactions that may result in a profit or a loss. While futures positions taken by an Underlying Fund usually will be liquidated in this manner, an Underlying Fund may instead make or take delivery of the underlying securities or instruments whenever it appears economically advantageous to an Underlying Fund to do so. A clearing corporation associated with the exchange on which the futures are traded assumes responsibility for closing out positions and guarantees that the sale and purchase obligations will be performed with regard to all positions that remain open at the termination of the contract.

          A stock index futures contract, unlike a contract on a specific security, does not provide for the physical delivery of securities, but merely provides for profits and losses resulting from changes in the market value of the contract to be credited or debited at the close of each trading day to the respective accounts of the parties to the contract. On the contract’s expiration date, a final cash settlement occurs and the futures positions are closed out. Changes in the market value of a particular stock index futures contract reflect changes in the specified index of equity securities on which the future is based.

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          Stock index futures may be used to hedge the equity investments of each Underlying Fund with regard to market (systematic) risk (involving the market’s assessment of overall economic prospects), as distinguished from stock specific risk (involving the market’s evaluation of the merits of the issuer of a particular security). By establishing an appropriate “short” position in stock index futures, Advisors may seek to protect the value of the Underlying Funds’ securities portfolios against an overall decline in the market for equity securities. Alternatively, in anticipation of a generally rising market, Advisors can seek to avoid losing the benefit of apparently low current prices by establishing a “long” position in stock index futures and later liquidating that position as particular equity securities are in fact acquired. To the extent that these hedging strategies are successful, an Underlying Fund will be affected to a lesser degree by adverse overall market price movements, unrelated to the merits of specific portfolio equity securities, than would otherwise be the case.

          Unlike the purchase or sale of a security, no price is paid or received by an Underlying Fund upon the purchase or sale of a futures contract. Initially, the Underlying Fund will be required to deposit in a segregated account with the broker (futures commission merchant) carrying the futures account on behalf of the Underlying Fund an amount of cash, U.S. Treasury securities, or other permissible assets equal to approximately 5% of the contract amount. This amount is known as “initial margin.” The nature of initial margin in futures transactions is different from that of margin in security transactions in that futures contract margin does not involve the borrowing of funds by the customer to finance the transactions. Rather, the initial margin is in the nature of a performance bond or good faith deposit on the contract that is returned to the Underlying Fund upon termination of the futures contract, assuming all contractual obligations have been satisfied. Subsequent payments to and from the broker, called “variation margin,” will be made on a daily basis as the price of the underlying stock index fluctuates making the long and short positions in the futures contract more or less valuable, a process known as “marking to the market.”

          For example, when an Underlying Fund has purchased a stock index futures contract and the price of the underlying stock index has risen, that position will have increased in value, and the Underlying Fund will receive from the broker a variation margin payment equal to that increase in value. Conversely, where an Underlying Fund has purchased a stock index futures contract and the price of the underlying stock index has declined, the position would be less valuable and the Underlying Fund would be required to make a variation margin payment to the broker. At any time prior to expiration of the futures contract, the Underlying Fund may elect to close the position by taking an opposite position that will operate to terminate the Underlying Fund’s position in the futures contract. A final determination of variation margin is then made, additional cash is required to be paid by or released to the Underlying Fund, and the Underlying Fund realizes a loss or a gain.

          There are several risks in connection with the use of a futures contract as a hedging device. One risk arises because of the imperfect correlation between movements in the prices of the futures contracts and movements in the securities or instruments that are the subject of the hedge. Advisors, on behalf of an Underlying Fund will attempt to reduce this risk by engaging in futures transactions, to the extent possible where, in Advisors’ judgment, there is a significant correlation between changes in the prices of the futures contracts and the prices of the Underlying Fund’s portfolio securities or instruments sought to be hedged.

          Successful use of futures contracts for hedging purposes also is subject to Advisors’ ability to correctly predict movements in the direction of the market. For example, it is possible that where an Underlying Fund has sold futures to hedge its portfolio against declines in the market, the index on which the futures are written may advance and the values of securities or instruments held in the Underlying Fund’s portfolio may decline. If this occurred, the Underlying Fund would lose money on the futures and also experience a decline in value in its portfolio investments. However, Advisors believes that over time the value of an Underlying Fund’s portfolio will tend to move in the same direction as the market indices that are intended to correlate to the price movements of the portfolio securities or instruments sought to be hedged.

          It is also possible that, for example, if an Underlying Fund has hedged against the possibility of a decline in the market adversely affecting stocks held in its portfolio and stock prices increased instead, the Underlying Fund will lose part or all of the benefit of increased value of those stocks that it has hedged because it will have offsetting losses in its futures positions. In addition, in such situations, if an Underlying Fund has insufficient cash, it may have to sell securities or instruments to meet daily variation margin requirements. Such sales may be, but will not necessarily be, at increased prices that reflect the rising market. The Underlying Fund may have to sell securities or instruments at a time when it may be disadvantageous to do so.

          In addition to the possibility that there may be an imperfect correlation, or no correlation at all, between movements in the futures contracts and the portion of the portfolio being hedged, the prices of futures contracts may not correlate perfectly with movements in the underlying security or instrument due to certain market distortions. First, all transactions in the futures market are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions that could distort the normal relationship between the index and futures markets. Second, the margin requirements in the futures market are less onerous than margin requirements in the securities market, and as a result the futures market may attract more speculators than the securities market does. Increased participation by speculators in the futures market also may cause temporary price distortions. Due to the possibility of price distortion in the futures market and also because of the imperfect correlation between movements in the futures contracts and the portion of the portfolio being hedged, even a correct forecast of general market trends by Advisors still may not result in a successful hedging transaction over a very short time period.

          The Underlying Funds (other than the Money Market Fund) may also use futures contracts and options on futures contracts to manage their cash flow more effectively. To the extent that an

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Underlying Fund enters into non-hedging positions, it will do so only in accordance with certain CFTC exemptive provisions that permit the Underlying Funds to claim an exclusion from the definition of a “commodity pool operator” under the Commodity Exchange Act. The Underlying Funds have claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act and the regulations thereunder, and, therefore, are not subject to registration or regulation as commodity pool operators.

          Firm Commitment Agreements and Purchase of “When-Issued” Securities. The Underlying Funds can enter into firm commitment agreements for the purchase of securities on a specified future date. Thus, the Underlying Funds may purchase, for example, issues of fixed-income instruments on a “when issued” basis, whereby the payment obligation, or yield to maturity, or coupon rate on the instruments may not be fixed at the time of the transaction. In addition, the Underlying Funds may invest in asset-backed securities on a delayed delivery basis. This reduces the Underlying Funds’ risk of early repayment of principal, but exposes the Underlying Funds to some additional risk that the transaction will not be consummated.

          When an Underlying Fund enters into a firm commitment agreement, liability for the purchase price — and the rights and risks of ownership of the securities — accrues to the Underlying Fund at the time it becomes obligated to purchase such securities, although delivery and payment occur at a later date. Accordingly, if the market price of the security should decline, the effect of the agreement would be to obligate the Underlying Fund to purchase the security at a price above the current market price on the date of delivery and payment. During the time the Underlying Fund is obligated to purchase such securities, it will be required to segregate assets. See “Segregated Accounts” below.

Debt Instruments Generally

          A debt instrument held by an Underlying Fund will be affected by general changes in interest rates that will, in turn, result in increases or decreases in the market value of the instrument. The market value of non-convertible debt instruments (particularly fixed-income instruments) in an Underlying Fund’s portfolio can be expected to vary inversely to changes in prevailing interest rates. In periods of declining interest rates, the yield of an Underlying Fund holding a significant amount of fixed-income instruments will tend to be somewhat higher than prevailing market rates, and in periods of rising interest rates, the Underlying Fund’s yield will tend to be somewhat lower. In addition, when interest rates are falling, money received by such an Underlying Fund from the continuous sale of its shares will likely be invested in portfolio instruments producing lower yields than the balance of its portfolio, thereby reducing the Underlying Fund’s current yield. In periods of rising interest rates, the opposite result can be expected to occur.

          Ratings as Investment Criteria. Nationally Recognized Statistical Rating Organization (“NRSRO”) ratings represent the opinions of those organizations as to the quality of securities that they rate. Although these ratings, which are relative and subjective and are not absolute standards of quality, are used by Advisors as one of many criteria for the selection of portfolio securities on behalf of the Underlying Funds, Advisors also relies upon its own analysis to evaluate potential investments.

          Subsequent to its purchase by an Underlying Fund, an issue of securities may cease to be rated or its rating may be reduced below the minimum required for purchase by the Underlying Fund. These events will not require the sale of the securities by the Fund. However, Advisors will consider the event in its determination of whether the Fund should continue to hold the securities. To the extent that a NRSRO’s rating changes as a result of a change in the NRSRO or its rating system, Advisors will attempt to use comparable ratings as standards for the Underlying Funds’ investments in accordance with their investment objectives and policies.

          Certain Investment-Grade Debt Obligations. Although obligations rated Baa by Moody’s Investors Service, Inc. (“Moody’s”) or BBB by Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (“S&P”), are considered investment-grade, they may be viewed as being subject to greater risks than other investment-grade obligations. Obligations rated Baa by Moody’s are considered medium-grade obligations that lack outstanding investment characteristics and have speculative characteristics as well, while obligations rated BBB by S&P are regarded as having only an adequate capacity to pay principal and interest.

          U.S. Government Debt Securities. Some of the Underlying Funds may invest in U.S. Government securities. These include: debt obligations of varying maturities issued by the U.S. Treasury or issued or guaranteed by the Federal Housing Administration, Farmers Home Administration, Export-Import Bank of the United States, Small Business Administration, Government National Mortgage Association (“GNMA”), General Services Administration, any of the various institutions that previously were or currently are part of the Farm Credit System, including The National Bank for Cooperatives, The Farm Credit Banks, and the Banks for Cooperatives, Federal Home Loan Banks, Federal Home Loan Mortgage Corporation (“FHLMC”), Federal Intermediate Credit Banks, Federal Land Banks, Federal National Mortgage Association (“FNMA”), Maritime Administration, Tennessee Valley Authority, and District of Columbia Armory Board. Direct obligations of the U.S. Treasury include a variety of securities that differ in their interest rates, maturities and issue dates. Certain of the foregoing U.S. Government securities are supported by the full faith and credit of the United States, whereas others are supported by the right of the agency or instrumentality to borrow an amount limited to a specific line of credit from the U.S. Treasury or by the discretionary authority of the U.S. Government or GNMA to purchase financial obligations of the agency or instrumentality. In contrast, certain of the foregoing U.S. Government securities are only supported by the credit of the issuing agency or instrumentality (e.g., GNMA). Because the U.S. Government is not obligated by law to support an agency or instrumentality that it sponsors or its securities, an Underlying Fund only invests in U.S. Government securities when Advisors determines that the credit risk associated with the obligation is suitable for the Underlying Fund.

          In September 2008, FNMA and FHLMC were placed under the conservatorship of the Federal Housing Finance Agency (“FHFA”). As the conservator, FHFA succeeded to all rights, titles, powers and privileges, as well as assets, of FNMA and

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FHLMC, although each of FNMA and FHLMC will likely continue to operate as going concerns while in conservatorship.

          Although the U.S. Treasury Department subsequently announced several additional steps to enhance FNMA’s and FHLMC’s ability to meet their respective obligations, certain of these additional steps, a liquidity backstop and the mortgage-backed securities purchase program, expired in December 2009. In addition, under the Federal Housing Finance Regulatory Reform Act of 2008 (the “Reform Act”), FHFA has the power, as conservator or receiver, to repudiate any contract entered into by FNMA or FHLMC prior to FHFA’s appointment under certain conditions. Therefore, the uncertainty surrounding the guaranty obligations of FNMA and FHLMC with respect to mortgage-backed securities, combined with the broad power of the FHFA to potentially cancel these guaranty obligations, could adversely impact the value of certain FNMA and FHLM-guaranteed mortgage-backed securities held by the Underlying Funds.

          Risks of Lower-Rated, Lower-Quality Debt Instruments. Lower-rated debt securities (i.e., those rated Ba or lower by Moody’s or BB or lower by S&P) are sometimes referred to as “high-yield” or “junk” bonds. Each of the Underlying Funds (except for the Money Market Fund) may invest in lower-rated debt securities. In particular, the High-Yield Fund will invest at least 80% of its net assets in below-investment-grade securities. These securities are considered, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation and will generally involve more credit risk than securities in the higher-rated categories. Reliance on credit ratings entails greater risks with regard to lower-rated securities than it does with regard to higher-rated securities, and Advisors’ success is more dependent upon its own credit analysis with regard to lower-rated securities than is the case with regard to higher-rated securities. The market values of such securities tend to reflect individual corporate developments to a greater extent than do higher-rated securities, which react primarily to fluctuations in the general level of interest rates. Such lower-rated securities also tend to be more sensitive to economic conditions than are higher-rated securities. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, regarding lower-rated bonds may depress prices and liquidity for such securities. To the extent an Underlying Fund invests in these securities, factors adversely affecting the market value of lower-rated securities will adversely affect the Funds’ net asset value (“NAV”). In addition, an Underlying Fund may incur additional expenses to the extent it is required to seek recovery upon a default in the payment of principal or interest on its portfolio holdings.

          An Underlying Fund may have difficulty disposing of certain lower-rated securities for which there is a thin trading market. Because not all dealers maintain markets in lower-rated securities, there is no established retail secondary market for many of these securities, and the Underlying Funds anticipate that they could be sold only to a limited number of dealers or institutional investors. To the extent there is a secondary trading market for lower-rated securities, it is generally not as liquid as that for higher-rated securities. The lack of a liquid secondary market for certain securities may make it more difficult for the Underlying Funds to obtain accurate market quotations for purposes of valuing an Underlying Fund’s assets. Market quotations are generally available on many lower-rated issues only from a limited number of dealers and may not necessarily represent firm bids of such dealers or prices for actual sales. When market quotations are not readily available, lower-rated securities must be fair valued by using procedures approved by the Board of Trustees. This valuation is more difficult and judgment plays a greater role in such valuation when there are less reliable objective data available.

          Any debt instrument, no matter its initial rating may, after purchase by an Underlying Fund, have its rating lowered due to the deterioration of the issuer’s financial position. Advisors may determine that an unrated security is of comparable quality to securities with a particular rating. Such unrated securities are treated as if they carried the rating of securities with which Advisors compares them.

          Lower-rated debt securities may be issued by corporations in the growth stage of their development. They may also be issued in connection with a corporate reorganization or as part of a corporate takeover. Companies that issue such lower-rated securities are often highly leveraged and may not have available to them more traditional methods of financing. Therefore, the risk associated with acquiring the securities of such issuers is greater than is the case with higher-rated securities. For example, during an economic downturn or a sustained period of rising interest rates, highly leveraged issuers of lower-rated securities may experience financial stress. During such periods, such issuers may not have sufficient revenues to meet their interest payment obligations. The issuer’s ability to service its debt obligations may also be adversely affected by specific corporate developments, the issuer’s inability to meet specific projected business forecasts or the unavailability of additional financing. The risk of loss due to default by the issuer is significantly greater for the holders of lower-rated securities because such securities are generally unsecured and are often subordinated to other creditors of the issuer.

          It is possible that a major economic recession could adversely affect the market for lower-rated securities. Any such recession might severely affect the market for and the values of such securities, as well as the ability of the issuers of such securities to repay principal and pay interest thereon.

          The Underlying Funds may acquire lower-rated securities that are sold without registration under the federal securities laws and therefore carry restrictions on resale. The Underlying Funds may incur special costs in disposing of such securities, but will generally incur no costs when the issuer is responsible for registering the securities.

          The Underlying Funds may also acquire lower-rated securities during an initial underwriting. Such securities involve special risks because they are new issues. The Underlying Funds have no arrangement with any person concerning the acquisition of such securities, and Advisors will carefully review the credit and other characteristics pertinent to such new issues. An Underlying Fund may from time to time participate on committees formed by creditors to negotiate with the management of financially troubled issuers of securities held by the Underlying Fund. Such participation may subject the Underlying Fund to expenses such as legal fees and may make the Underlying Fund an “insider” of the issuer for purposes of the federal securities laws, and there-

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fore may restrict the Underlying Fund’s ability to trade in or acquire additional positions in a particular security when it might otherwise desire to do so. Participation by the Underlying Fund on such committees also may expose the Underlying Fund to potential liabilities under the federal bankruptcy laws or other laws governing the rights of creditors and debtors. The Underlying Fund would participate on such committees only when Advisors believes that such participation is necessary or desirable to enforce the Underlying Fund’s rights as a creditor or to protect the value of securities held by the Underlying Fund.

          Although most of the Underlying Funds can invest a percentage of their assets in lower-rated securities, the High-Yield Fund can invest up to 100% of its assets in debt instruments that are unrated or rated lower than the four highest rating categories assigned by Moody’s or S&P. Up to 20% of High-Yield Fund’s assets may be invested in securities rated lower than B- or its equivalent by at least two rating agencies. Thus, the preceding information about lower-rated securities is especially applicable to the High-Yield Fund.

          Corporate Debt Securities. An Underlying Fund may invest in corporate debt securities of U.S. and foreign issuers and/or hold its assets in these securities for cash management purposes. The investment return of corporate debt securities reflects interest earnings and changes in the market value of the security. The market value of a corporate debt obligation may be expected to rise and fall inversely with interest rates generally. There also exists the risk that the issuers of the securities may not be able to meet their obligations on interest or principal payments at the time called for by an instrument.

          Zero Coupon Obligations. Some of the Underlying Funds may invest in zero coupon obligations. Zero coupon securities generally pay no cash interest (or dividends in the case of preferred stock) to their holders prior to maturity. Accordingly, such securities usually are issued and traded at a deep discount from their face or par value and generally are subject to greater fluctuations of market value in response to changing interest rates than securities of comparable maturities and credit quality that pay cash interest (or dividends in the case of preferred stock) on a current basis. Although an Underlying Fund will receive no payments on its zero coupon securities prior to their maturity or disposition, it will be required for federal income tax purposes generally to include in its dividends to shareholders each year an amount equal to the annual income that accrues on its zero coupon securities. Such dividends will be paid from the cash assets of an Underlying Fund, from borrowings or by liquidation of portfolio securities, if necessary, at a time that an Underlying Fund otherwise would not have done so. To the extent an Underlying Fund is required to liquidate thinly traded securities, an Underlying Fund may be able to sell such securities only at prices lower than if such securities were more widely traded. The risks associated with holding securities that are not readily marketable may be accentuated at such time. To the extent the proceeds from any such dispositions are used by an Underlying Fund to pay distributions, the Underlying Fund will not be able to purchase additional income-producing securities with such proceeds, and as a result its current income ultimately may be reduced.

          Floating and Variable Rate Instruments. Variable and floating rate securities provide for a periodic adjustment in the interest rate paid on the obligations. The terms of such obligations provide that interest rates are adjusted periodically based upon an interest rate adjustment index as provided in the respective obligations. The adjustment intervals may be regular, and range from daily up to annually, or may be event based, such as based on a change in the prime rate. The interest rate on a floater is a variable rate which is tied to another interest rate, such as a money-market index or U.S. Treasury bill rate. The interest rate on a floater resets periodically, typically every 1-3 months. Some of the Underlying Funds may invest in floating and variable rate instruments. Income securities may provide for floating or variable rate interest or dividend payments. The floating or variable rate may be determined by reference to a known lending rate, such as a bank’s prime rate, a certificate of deposit rate or the London InterBank Offered Rate (LIBOR). Alternatively, the rate may be determined through an auction or remarketing process. The rate also may be indexed to changes in the values of the interest rate of securities indexed, currency exchange rate or other commodities. Variable and floating rate securities tend to be less sensitive than fixed-rate securities to interest rate changes and to have higher yields when interest rates increase. However, during rising interest rates, changes in the interest rate of an adjustable rate security may lag changes in market rates. The amount by which the rates are paid on an income security may increase or decrease and may be subject to periodic or lifetime caps. Fluctuations in interest rates above these caps could cause adjustable rate securities to behave more like fixed-rate securities in response to extreme movements in interest rates.

          An Underlying Fund may also invest in inverse floating rate debt instruments (“inverse floaters”). The interest rate on an inverse floater resets in the opposite direction from the market rate of interest to which the inverse floater is indexed. An inverse floating rate security may exhibit greater price volatility than a fixed-rate obligation of similar credit quality. Such securities may also pay a rate of interest determined by applying a multiple to the variable rate. The extent of increases and decreases in the value of securities whose rates vary inversely with changes in market rates of interest generally will be larger than comparable changes in the value of an equal principal amount of a fixed-rate security having similar credit quality redemption provisions and maturity.

          Foreign Debt Obligations. The debt obligations of foreign governments and entities may or may not be supported by the full faith and credit of the foreign government. An Underlying Fund may buy securities issued by certain “supra-national” entities, which include entities designated or supported by governments to promote economic reconstruction or development, international banking organizations and related government agencies. Examples are the International Bank for Reconstruction and Development (more commonly known as the “World Bank”), the Asian Development Bank and the Inter-American Development Bank.

          The governmental members of these supra-national entities are “stockholders” that typically make capital contributions and may be committed to make additional capital contributions if the entity is unable to repay its borrowings. A supra-national entity’s

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lending activities may be limited to a percentage of its total capital, reserves and net income. There can be no assurance that the constituent foreign governments will continue to be able or willing to honor their capitalization commitments for those entities.

          Structured or Indexed Securities (Including Exchange-Traded Notes and Inflation-Indexed Bonds). Some of the Underlying Funds may invest in structured or indexed securities. The value of the principal of and/or interest on such securities is based on a Reference such as specific currencies, interest rates, commodities, indices or other financial indicators or the relative change in two or more References. The interest rate or the principal amount payable upon maturity or redemption may be increased or decreased depending upon changes in the applicable Reference. The terms of the structured or indexed securities may provide that in certain circumstances no principal is due at maturity and, therefore, may result in a loss of the Underlying Fund’s investment. Structured or indexed securities may be positively or negatively indexed, so that appreciation of the Reference may produce an increase or a decrease in the interest rate or value of the security at maturity. In addition, changes in interest rates or the value of the security at maturity may be some multiple of the change in the value of the Reference. Consequently, structured or indexed securities may entail a greater degree of market risk than other types of debt securities. Structured or indexed securities may also be more volatile, less liquid and more difficult to accurately price than less complex securities. Structured and indexed securities are generally subject to the same risks as other fixed-income securities in addition to the special risks associated with linking the payment of principal and/or interest payments (or other payable amounts) to the performance of a Reference.

          An Underlying Fund may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted according to the rate of inflation. Two structures are common. The U.S. Treasury and some other issuers use a structure that accrues inflation into the principal value of the bond. Most other issuers pay out the Consumer Price Index (“CPI”) accruals as part of a semiannual coupon.

          If the periodic adjustment rate measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of a U.S. Treasury inflation-indexed bond, even during a period of deflation, although the inflation-adjusted principal received could be less than the inflation-adjusted principal that had accrued to the bond at the time of purchase. However, the current market value of the bonds is not guaranteed and will fluctuate. An Underlying Fund may also invest in other inflation-related bonds which may or may not provide a similar guarantee. If a guarantee of principal is not provided, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

          The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates in turn are tied to the relationship between nominal interest rates and the rate of inflation. Therefore, if the rate of inflation rises at a faster rate than nominal interest rates, real interest rates might decline, leading to an increase in value of inflation-indexed bonds. In contrast, if nominal interest rates increase at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-indexed bonds.

          While these securities are expected to be protected from long-term inflationary trends, short-term increases in inflation may lead to a decline in value. If interest rates rise due to reasons other than inflation (for example, due to changes in currency exchange rates), investors in these securities may not be protected to the extent that the increase is not reflected in the bond’s inflation measure.

          The periodic adjustment of U.S. inflation-indexed bonds is tied to the Consumer Price Index for All Urban Consumers (“CPI-U”), which is not seasonably adjusted and which is calculated monthly by the U.S. Bureau of Labor Statistics. The CPI-U is a measurement of changes in the cost of living, made up of components such as housing, food, transportation and energy. Inflation-indexed bonds issued by a foreign government are generally adjusted to reflect a comparable inflation index calculated by that government. There can be no assurance that the CPI-U or any foreign inflation index will accurately measure the real rate of inflation in the prices of goods and services. Moreover, there can be no assurance that the rate of inflation in a foreign country will be correlated to the rate of inflation in the United States.

Mortgage-Backed and Asset-Backed Securities

          Mortgage-Backed and Asset-Backed Securities Generally. Some of the Underlying Funds may invest in mortgage-backed and asset-backed securities, which represent direct or indirect participation in, or are collateralized by and payable from, mortgage loans secured by real property or instruments derived from such loans. Mortgage-backed securities include various types of mortgage related securities such as government stripped mortgage related securities, adjustable-rate-mortgage related securities and collateralized mortgage obligations. Some of the Underlying Funds may also invest in asset-backed securities, which represent participation in, or are secured by and payable from, assets such as motor vehicle installment sales contracts, installment loan contracts, leases of various types of real and personal property, receivables from revolving credit (i.e., credit card) agreements and other categories of receivables. Such assets are pooled and securitized by governmental, government-related and private organizations through the use of trusts and special purpose entities and sold to investors. Payments or distributions of principal and interest may be guaranteed up to certain amounts and for certain time periods by letters of credit or pool insurance policies issued by a financial institution unaffiliated with the trust or corporation. Other credit enhancements also may exist.

          Mortgage Pass-Through Securities. Mortgage-related securities represent pools of mortgage loans assembled for sale to investors by various governmental agencies, such as GNMA, by government-related organizations, such as FNMA and FHLMC, as well as by private issuers, such as commercial banks, savings and loan institutions, mortgage bankers and private mortgage insurance companies.

          Interests in pools of mortgage-related securities differ from other forms of debt securities, which normally provide for peri-

B-10	Statement of Additional Information ▪ TIAA-CREF Funds ▪ Funds-of-Funds

odic payment of interest in fixed amounts with principal payments at maturity or specified call dates. Instead, these securities provide a monthly payment which consists of both interest and principal payments. In effect, these payments are a “pass-through” of the monthly payments made by the individual borrowers on their residential or commercial mortgage loans, net of any fees paid to the issuer or guarantor of such securities. Additional payments are caused by repayments of principal resulting from the sale of the underlying property, refinancing or foreclosure, net of fees or costs which may be incurred. Some mortgage-related securities are described as “modified pass-through.” These securities entitle the holder to receive all interest and principal payments owed on the mortgage pool, net of certain fees, at the scheduled payment dates regardless of whether or not the mortgagor actually makes the payment.

          Commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers also create pass-through pools of conventional residential mortgage loans. Such issuers may, in addition, be the originators and/or servicers of the underlying mortgage loans as well as the guarantors of the mortgage-related securities. Pools created by such non-governmental issuers generally offer a higher rate of interest than government and government-related pools because there are no direct or indirect government or agency guarantees of payments in the former pools. However, timely payment of interest and principal of these pools may be supported by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance and letters of credit, which may be issued by governmental entities, private insurers or the mortgage poolers. The insurance and guarantees are issued by governmental entities, private insurers and the mortgage poolers. Such insurance and guarantees, and the creditworthiness of the issuers thereof, will be considered in determining whether a mortgage-related security meets an Underlying Fund’s investment quality standards. There can be no assurance that the private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. An Underlying Fund may buy mortgage-related securities without insurance or guarantees if, through an examination of the loan experience and practices of the originator/servicers and poolers, Advisors determines that the securities meet the Fund’s quality standards. Although the market for such securities is becoming increasingly liquid, securities issued by certain private organizations may not be readily marketable, especially in the current financial environment. In addition, recent developments in the fixed-income and credit markets may have an adverse impact on the liquidity of mortgage-related securities.

          Collateralized Mortgage Obligations (“CMOs”). CMOs are structured into multiple classes, each bearing a different stated maturity. Similar to a bond, interest and prepaid principal is paid, in most cases, on a monthly basis. Actual maturity and average life will depend upon the prepayment experience of the collateral. CMOs provide for a modified form of call protection through a de facto breakdown of the underlying pool of mortgages according to how quickly the loans are repaid. Monthly payment of principal received from the pool of underlying mortgages, including prepayments, is first returned to investors holding the shortest maturity class. Investors holding the longer maturity classes receive principal only after the first class has been retired. An investor is partially guarded against a sooner than desired return of principal because of the sequential payments.

          In a typical CMO transaction, a corporation (“issuer”) issues multiple series (e.g., A, B, C, Z) of CMO bonds (“Bonds”). Proceeds of the Bond offering are used to purchase mortgages or mortgage pass-through certificates (“Collateral”). The Collateral is pledged to a third party trustee as security for the Bonds. Principal and interest payments from the Collateral are used to pay principal on the Bonds in the order A, B, C, Z. The Series A, B, and C Bonds all bear current interest. Interest on the Series Z Bond is accrued and added to principal and a like amount is paid as principal on the Series A, B, or C Bond currently being paid off. When the Series A, B, and C Bonds are paid in full, interest and principal on the Series Z Bond begin to be paid currently. With some CMOs, the issuer serves as a conduit to allow loan originators (primarily builders or savings and loan associations) to borrow against their loan portfolios.

          The average maturity of pass-through pools of mortgage-related securities in which some of the Underlying Funds may invest varies with the maturities of the underlying mortgage instruments. In addition, a pool’s stated maturity may be shortened by unscheduled payments on the underlying mortgages. Factors affecting mortgage prepayments include the level of interest rates, general economic and social conditions, the location of the mortgaged property and age of the mortgage. For example, in periods of falling interest rates, the rate of prepayment tends to increase, thereby shortening the actual average life of the mortgage-related security. Conversely, when interest rates are rising, the rate of prepayment tends to decrease, thereby lengthening the actual average life of the mortgage related security. Accordingly, it is not possible to accurately predict the average life of a particular pool. Reinvestment of prepayments may occur at higher or lower rates than originally expected. Therefore, the actual maturity and realized yield on pass-through or modified pass-through mortgage related securities will vary based upon the prepayment experience of the underlying pool of mortgages. For purposes of calculating the average life of the assets of the relevant Underlying Fund, the maturity of each of these securities will be the average life of such securities based on the most recent estimated annual prepayment rate.

          Asset-Backed Securities Unrelated to Mortgage Loans. Some of the Underlying Funds may invest in asset-backed securities that are unrelated to mortgage loans. These include, but are not limited to, credit card securitizations, auto and equipment lease and loan securitizations and rate reduction bonds. In the case of credit card securitizations, it is typical to have a revolving master trust issue soft bullet maturities representing a fractional interest in trusts whose assets consist of revolving credit card receivables. Auto and equipment lease and loan securitizations reference specific static asset pools whereby monthly payments of principal and interest are passed through directly to certificate holders typically in order of seniority. The ultimate performance of these securities is a function of both the credit worthiness of the borrowers as well as recovery obtained on collateral foreclosed upon by the respective trust(s). Rate reduction bonds represent a secured interest in future rate recovery on stranded

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utility assets that may result from, for example, storm damages or environmental costs. Typically these costs are recouped over time from a broad rate payer base. The performance of these securities would depend primarily upon a continuance of sufficient rate base to repay the notes in the specified timeframe and a stable regulatory environment.

          Mortgage Dollar Rolls. Some of the Underlying Funds may enter into mortgage “dollar rolls” in which the Fund sells securities for delivery in the current month and simultaneously contracts with a counterparty to repurchase substantially identical securities on a specified future date. To be considered “substantially identical,” the securities returned to an Underlying Fund generally must: (1) be collateralized by the same types of underlying mortgages; (2) be issued by the same agency and be part of the same program; (3) have a similar original stated maturity; (4) have identical net coupon rates; (5) have similar market yields (and therefore price); and (6) satisfy “good delivery” requirements, meaning that the aggregate principal amounts of the securities delivered and received back must be within 2.5% of the initial amount delivered. The Underlying Fund loses the right to receive principal and interest paid on the securities sold. However, the Underlying Fund would benefit to the extent of any price received for the securities sold and the lower forward price for the future purchase (often referred to as the “drop”) plus the interest earned on the short-term investment awaiting the settlement date of the forward purchase. Unless such benefits exceed the income and gain or loss due to mortgage repayments that would have been realized on the securities sold as part of the mortgage roll, the use of this technique will diminish the investment performance of the Underlying Fund compared with what such performance would have been without the use of mortgage rolls. The Underlying Fund will hold and maintain in a segregated account until the settlement date cash or liquid assets in an amount equal to the forward purchase price. The benefits derived from the use of mortgage rolls may depend upon Advisors’ ability to predict correctly mortgage prepayments and interest rates. There is no assurance that mortgage rolls can be successfully employed. For financial reporting and tax purposes, some of the Underlying Funds treat mortgage rolls as a financing transaction.

          Securities Lending. Subject to the Underlying Funds’ fundamental investment policies relating to loans of portfolio securities set forth above, each Underlying Fund may lend its securities to brokers and dealers that are not affiliated with Teachers Insurance and Annuity Association of America (“TIAA”), are registered with the SEC and are members of the Financial Industry Regulatory Authority (“FINRA”), and also to certain other financial institutions. All loans will be fully collateralized. In connection with the lending of its securities, an Underlying Fund will receive as collateral cash, securities issued or guaranteed by the U.S. Government (e.g., Treasury securities), or other collateral permitted by applicable law, which at all times while the loan is outstanding will be maintained in amounts equal to at least 102% of the current market value of the outstanding loaned securities (or such lesser percentage as may be permitted by the SEC, not to fall below 100% of the market value of the loaned securities), as reviewed daily. Cash collateral received by an Underlying Fund will generally be invested in high-quality short-term instruments, or in one or more funds maintained by the securities lending agent for the purpose of investing cash collateral. During the term of the loan, an Underlying Fund will continue to have investment risks with respect to the securities being loaned, as well as risk with respect to the investment of (including a decline in the value of) the cash collateral, and the Underlying Fund may lose money as a result of the investment of such collateral. In addition, an Underlying Fund could suffer loss if the loan terminates and the Underlying Fund is forced to liquidate investments at a loss in order to return the cash collateral to the buyer.

          By lending its securities, an Underlying Fund will receive amounts equal to the interest or dividends paid on the securities loaned and, in addition, will expect to receive a portion of the income generated by the short-term investment of cash received as collateral or, alternatively, where securities or a letter of credit are used as collateral, a lending fee paid directly to the Underlying Fund by the borrower of the securities. Such loans will be terminable by the Underlying Fund at any time and will not be made to affiliates of TIAA. The Underlying Fund may terminate a loan of securities in order to regain record ownership of, and to exercise beneficial rights related to, the loaned securities, including, but not necessarily limited to, voting or subscription rights, and Advisors may, in the exercise of its fiduciary duties, terminate a loan in the event that a vote of holders of those securities is required on a material matter. The Underlying Fund may pay reasonable fees to persons unaffiliated with the Underlying Fund for services, for arranging such loans, or for acting as securities lending agent. Loans of securities will be made only to firms deemed creditworthy. As with any extension of credit, however, there are risks of delay in recovering the loaned securities, or even loss of rights in the collateral should the borrower of securities default, become the subject of bankruptcy proceedings, or otherwise be unable to fulfill its obligations or fail financially.

          Repurchase Agreements. Repurchase agreements are one of several short-term vehicles an Underlying Fund can use to manage cash balances effectively. In a repurchase agreement, the Underlying Fund buys an underlying debt instrument on condition that the seller agrees to buy it back at a fixed price and time (usually no more than a week and never more than a year). Repurchase agreements have the characteristics of loans, and will be fully collateralized (either with physical securities or evidence of book entry transfer to the account of the custodian bank) at all times. During the term of the repurchase agreement, the Underlying Fund entering into the agreement retains the security subject to the repurchase agreement as collateral securing the seller’s repurchase obligation, continually monitors the market value of the security subject to the agreement, and requires the Underlying Fund’s seller to deposit with the Underlying Fund additional collateral equal to any amount by which the market value of the security subject to the repurchase agreement falls below the resale amount provided under the repurchase agreement. Each Underlying Fund will enter into repurchase agreements only with member banks of the Federal Reserve System or with primary dealers in U.S. Government securities or their wholly owned subsidiaries whose creditworthiness has been reviewed and found satisfactory by Advisors and who have, therefore, been determined to present minimal credit risk.

          Securities underlying repurchase agreements will be limited to certificates of deposit, commercial paper, bankers’ acceptances, or obligations issued or guaranteed by the U.S.

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Government or its agencies or instrumentalities, in which the Fund entering into the agreement may otherwise invest.

          If a seller of a repurchase agreement defaults and does not repurchase the security subject to the agreement, the Underlying Fund entering into the agreement would look to the collateral underlying the seller’s repurchase agreement, including the securities subject to the repurchase agreement, for satisfaction of the seller’s obligation to the Underlying Fund. In such event, the Underlying Fund might incur disposition costs in liquidating the collateral and might suffer a loss if the value of the collateral declines. In addition, if bankruptcy proceedings are instituted against a seller of a repurchase agreement, realization upon the collateral may be delayed or limited.

          Swap Transactions. Each Underlying Fund (other than the Money Market Fund) may, to the extent permitted by the SEC, enter into privately negotiated “swap” transactions with other financial institutions in order to take advantage of investment opportunities generally not available in public markets. In general, these transactions involve “swapping” a return based on certain securities, instruments or financial indices with another party, such as a commercial bank, in exchange for a return based on different securities, instruments or financial indices.

          By entering into a swap transaction, an Underlying Fund may be able to protect the value of a portion of its portfolio against declines in market value. Each Underlying Fund may also enter into swap transactions to facilitate implementation of allocation strategies between different market segments or countries or to take advantage of market opportunities that may arise from time to time. An Underlying Fund may be able to enhance its overall performance if the return offered by the other party to the swap transaction exceeds the return swapped by the Underlying Fund. However, there can be no assurance that the return an Underlying Fund receives from the counterparty to the swap transaction will exceed the return it swaps to that party.

          While the Underlying Funds will only enter into swap transactions with counterparties considered creditworthy (and will monitor the creditworthiness of parties with which they enter into swap transactions), a risk inherent in swap transactions is that the other party to the transaction may default on its obligations under the swap agreement. In times of general market turmoil, the creditworthiness of even large, well-established counterparties may decline rapidly. If the other party to the swap transaction defaults on its obligations, the Underlying Fund entering into the agreement would be limited to the agreement’s contractual remedies. There can be no assurance that an Underlying Fund will succeed when pursuing its contractual remedies. To minimize an Underlying Fund’s exposure in the event of default, it will usually enter into swap transactions on a net basis (i.e., the parties to the transaction will net the payments payable to each other before such payments are made). When an Underlying Fund enters into swap transactions on a net basis, the net amount of the excess, if any, of the Underlying Fund’s obligations over its entitlements with respect to each such swap agreement will be accrued on a daily basis and an amount of liquid assets having an aggregate market value at least equal to the accrued excess will be segregated by the Underlying Fund’s custodian. To the extent an Underlying Fund enters into swap transactions other than on a net basis, the amount segregated will be the full amount of the Underlying Fund’s obligations, if any, with respect to each such swap agreement, accrued on a daily basis. See “Segregated Accounts,” below.

          In addition to other swap transactions, certain Underlying Funds (including the Enhanced International Equity Index Fund) may purchase and sell contracts for difference (“CFDs”). A CFD is a form of equity swap in which its value is based on the fluctuating value of some underlying asset (e.g., shares of a particular stock or a stock index). A CFD is a contract between two parties, buyer and seller, stipulating that the seller will pay to the buyer the difference between the nominal value of the underlying stock at the opening of the contract and the stock’s value at the close of the contract. The size of the contract and the contract’s expiration date are typically negotiated by the parties to the CFD transaction. CFDs enable the Underlying Fund to take short or long positions on an underlying stock and thus potentially capture gains on movements in the share prices of the stock without the need to own the underlying stock.

          By entering into a CFD transaction, the Underlying Fund could incur losses because it would face many of the same types of risks as owning the underlying equity security directly. For example, the Underlying Fund might buy a short position in a CFD and the contract value at the close of the transaction may be greater than the contract value at the opening of the transaction. This may be due to, among other factors, an increase in the market value of the underlying equity security. In such a situation, the Underlying Fund would have to pay the difference in value of the contract to the seller of the CFD. As with other types of swap transactions, CFDs also carry counterparty risk, i.e., the risk that the counterparty to the CFD transaction may be unable or unwilling to make payments or to otherwise honor its financial obligations under the terms of the contract. If the counterparty were to do so, the value of the contract, and of the Underlying Fund’s shares, may be reduced.

          Certain Underlying Funds may also invest in credit default swaps (“CDS”). CDS are contracts in which the buyer makes a payment or series of payments to the seller in exchange for a payment if the reference security or asset (e.g., a bond) undergoes a “credit event” (e.g., a default). CDS shares many risks common to other types of swaps and derivatives, including credit risk, counterparty risk and market risk.

          Entry into a CFD transaction may, in certain circumstances, require the payment of an initial margin, and adverse market movements against the underlying stock may require the buyer to make additional margin payments.

          Swap agreements may be considered illiquid by the SEC staff and subject to the limitations on illiquid investments. See “Illiquid Investments” above.

          To the extent that there is an imperfect correlation between the return on an Underlying Fund’s obligation to its counterparty under the swap and the return on related assets in its portfolio, the swap transaction may increase the Underlying Fund’s financial risk. No Underlying Fund will enter into a swap transaction that is inconsistent with its investment objective, policies and strategies. It is not the intention of any Underlying Fund to engage in swap transactions in a speculative manner, but rather primarily to hedge or manage the risks associated with assets

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held in, or to facilitate the implementation of portfolio strategies of purchasing and selling assets for, the Underlying Fund.

          Segregated Accounts. In connection with when-issued securities, firm commitments and certain other transactions in which an Underlying Fund incurs an obligation to make payments in the future, an Underlying Fund may be required to segregate assets with its custodian bank or within its portfolio in amounts sufficient to settle the transaction. To the extent required, such segregated assets can consist of liquid assets, including equity or other securities, or other instruments such as cash, U.S. Government securities or other securities obligations as may be permitted by law.

          Investment Companies. Subject to certain exceptions and limitations, each Underlying Fund can invest up to 5% of its assets in any single investment company and up to 10% of its assets in all other investment companies in the aggregate. However, no Underlying Fund can hold more than 3% of the total outstanding voting stock of any single investment company. These restrictions do not apply to the Funds’ investments in the Underlying Funds. Additionally, the Funds may invest in other investment companies besides the Underlying Funds of the Trust for investment exposure, cash management and defensive purposes, such as exchange-traded funds (“ETFs”), subject to the limitations set forth above. Each Fund bears a proportionate share of the expenses of each Underlying Fund in which it invests and the Underlying Funds similarly will bear a proportionate share of the expenses of any investment companies in which they invest.

          Other investment products similar to ETFs in which the Funds and Underlying Funds may invest are exchange-traded notes (“ETNs”). While ETNs are structured as fixed-income obligations, rather than as investment companies, they generally provide exposure to a specified market sector or index like ETFs, but are also subject to the general risks of fixed-income securities, including risk of default by the ETNs’ issuers. As with ETFs, when a Fund invests in an ETN, it will bear certain investor expenses charged by the ETN.

          The Underlying Funds, pursuant to Section 12(d)(1)(G) of the 1940 Act, have a policy not to rely upon Sections 12(d)(1)(F) or (G) of the 1940 Act to invest in other affiliated or unaffiliated funds.

          Exchange-Traded Funds. A Fund may purchase shares of exchange-traded funds. ETFs generally seek to track the performance of an equity, fixed-income or balanced index by holding in its portfolio either the contents of the index or a representative sample of the securities in the index. Some ETFs, however, select securities consistent with the ETF’s investment objectives and policies without reference to the composition of an index. Typically, a Fund would purchase ETF shares to obtain exposure to all or a portion of the stock or bond market. An investment in an ETF generally presents the same primary risks as an investment in a conventional stock, bond or balanced mutual fund (i.e., one that is not exchange-traded) that has the same investment objective, strategies, and policies. The price of an ETF can fluctuate within a wide range, and a Fund could lose money investing in an ETF if the prices of the securities owned by the ETF go down. In addition, ETFs are subject to the following risks that do not apply to conventional mutual funds: (1) the market price of the ETF’s shares may trade at a discount to their net asset value; (2) an active trading market for an ETF’s shares may not develop or be maintained; or (3) trading of an ETF’s shares may be halted if the listing exchange’s officials deem such action appropriate, the shares are de-listed from the exchange, or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts stock trading generally. Most ETFs are investment companies. Therefore, a Fund’s purchases of ETF shares generally are subject to the limitations on a Fund’s investments in other investment companies, which are described above under the heading “Investment Companies.”

          Exchange-Traded Notes. A Fund may purchase shares of ETNs. ETNs are exchange-traded fixed-income securities with principal and/or interest payments (or other payments) linked to the performance of referenced currencies, interest rates, commodities, indices or other financial indicators (each, a “Reference”), or linked to the performance of a specified investment strategy (such as an options or currency trading program). Often, ETNs are structured as uncollateralized medium-term notes. Typically, a Fund would purchase ETNs to obtain exposure to all or a portion of the financial markets or specific investment strategies. Because ETNs are structured as fixed-income securities, they are generally subject to the risks of fixed-income securities, including (among other risks) the risk of default by the issuer of the ETN. The price of an ETN can fluctuate within a wide range, and a Fund could lose money investing in an ETN if the value of the Reference or the performance of the specified investment strategy goes down. In addition, ETNs are subject to the following risks that do not apply to most fixed-income securities: (1) the market price of the ETNs may trade at a discount to the market price of the Reference or the performance of the specified investment strategy; (2) an active trading market for ETNs may not develop or be maintained; or (3) trading of ETNs may be halted if the listing exchange’s officials deem such action appropriate, the ETNs are de-listed from the exchange or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts stock trading generally.

          Borrowing. Each Underlying Fund may generate cash by borrowing money from banks (no more than 33% of the market value of its assets at the time of borrowing), rather than through the sale of portfolio securities, when such borrowing appears more attractive for the Underlying Fund. Each Underlying Fund may also borrow money from other sources temporarily (no more than 5% of the total market value of its assets at the time of borrowing), when, for example, the Underlying Fund needs to meet liquidity requirements caused by greater than anticipated redemptions. See “Fundamental Policies” above.

CURRENCY TRANSACTIONS

          The value of an Underlying Fund’s assets (other than the Money Market Fund) as measured in U.S. dollars may be affected favorably or unfavorably by changes in foreign currency exchange rates and exchange control regulations, and an Underlying Fund may incur costs in connection with conversions between various currencies. To minimize the impact of such factors on net asset values, an Underlying Fund may engage in foreign currency transactions in connection with their investments in foreign securities. The Underlying Funds will not speculate in foreign currency, and will enter into foreign cur-

B-14	Statement of Additional Information ▪ TIAA-CREF Funds ▪ Funds-of-Funds

rency transactions only to “hedge” the currency risk associated with investing in foreign securities. Although such transactions tend to minimize the risk of loss due to a decline in the value of the hedged currency, they also may limit any potential gain that might result should the value of such currency increase.

          The Underlying Funds will conduct their currency exchange transactions either on a spot (i.e., cash) basis at the rate prevailing in the currency exchange market, or through forward contracts to purchase or sell foreign currencies. A forward currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are entered into with large commercial banks or other currency traders who are participants in the interbank market.

          By entering into a forward contract for the purchase or sale of foreign currency involved in an underlying security transaction, an Underlying Fund is able to protect itself against possible loss between trade and settlement dates for that purchase or sale resulting from an adverse change in the relationship between the U.S. dollar and such foreign currency. This practice is sometimes referred to as “transaction hedging.” In addition, when it appears that a particular foreign currency may suffer a substantial decline against the U.S. dollar, an Underlying Fund may enter into a forward contract to sell an amount of foreign currency approximating the value of some or all of its portfolio securities denominated in such foreign currency. This practice is sometimes referred to as “portfolio hedging.” Similarly, when it appears that the U.S. dollar may suffer a substantial decline against a foreign currency, an Underlying Fund may enter into a forward contract to buy that foreign currency for a fixed dollar amount.

          The Underlying Funds (other than the Money Market Fund) may also hedge their foreign currency exchange rate risk by engaging in currency financial futures, options and “cross-hedge” transactions. In “cross-hedge” transactions, a Fund holding securities denominated in one foreign currency will enter into a forward currency contract to buy or sell a different foreign currency (one that generally tracks the currency being hedged with regard to price movements). Such cross-hedges are expected to help protect an Underlying Fund against an increase or decrease in the value of the U.S. dollar against certain foreign currencies.

          The Underlying Funds (other than the Money Market Fund) may hold a portion of their respective assets in bank deposits denominated in foreign currencies, so as to facilitate investment in foreign securities as well as protect against currency fluctuations and the need to convert such assets into U.S. dollars (thereby also reducing transaction costs). To the extent these monies are converted back into U.S. dollars, the value of the assets so maintained will be affected favorably or unfavorably by changes in foreign currency exchange rates and exchange control regulations.

          The forecasting of short-term currency market movement is extremely difficult and whether a short-term hedging strategy will be successful is highly uncertain. Moreover, it is impossible to correctly forecast with absolute precision the market value of portfolio securities at the expiration of a foreign currency forward contract. Accordingly, an Underlying Fund may be required to buy or sell additional currency on the spot market (and bear the expense of such transaction) if Advisors’ predictions regarding the movement of foreign currency or securities markets prove inaccurate. In addition, the use of cross-hedging transactions may involve special risks, and may leave an Underlying Fund in a less advantageous position than if such a hedge had not been established. Because foreign currency forward contracts are privately negotiated transactions, there can be no assurance that an Underlying Fund will have flexibility to roll-over the foreign currency forward contract upon its expiration if it desires to do so. Additionally, there can be no assurance that the other party to the contract will perform its obligations thereunder.

          There is no express limitation on the percentage of an Underlying Fund’s assets that may be committed to foreign currency exchange contracts. An Underlying Fund will not enter into foreign currency forward contracts or maintain a net exposure in such contracts when that Underlying Fund would be obligated to deliver an amount of foreign currency in excess of the value of that Fund’s portfolio securities or other assets denominated in that currency or, in the case of a cross-hedge transaction, denominated in a currency or currencies that the Fund’s investment adviser believes will correlate closely to the currency’s price movements. The Underlying Funds generally will not enter into forward contracts with terms longer than one year.

FOREIGN INVESTMENTS

          As described more fully in the Prospectuses and the prospectuses for the Underlying Funds, certain of the Underlying Funds (but especially the International Equity Fund, International Equity Index Fund, Enhanced International Equity Index Fund, Emerging Markets Equity Fund and Emerging Markets Equity Index Fund) may invest in foreign securities, including those in emerging markets. In addition to the general risk factors discussed in the Prospectuses and below, there are a number of country- or region-specific risks and other considerations that may adversely affect these investments. These are also discussed in the Underlying Funds’ Statement of Additional Information. Many of the risks are more pronounced for investments in emerging market countries, as described below.

          General. Since foreign companies may not be subject to accounting, auditing or financial reporting practices, disclosure and other requirements comparable to those applicable to U.S. companies, there may be less publicly available information about a foreign company than about a U.S. company, and it may be difficult to interpret the information that is available. There may be difficulties in obtaining or enforcing judgments against foreign issuers and it also is often more difficult to keep currently informed of corporate actions which affect the prices of portfolio securities. In certain countries, there is less government supervision and regulation of stock exchanges, brokers and listed companies than in the United States.

          Volume and liquidity in most foreign markets are less than in the United States, and securities of many foreign companies are less liquid and more volatile than securities of comparable U.S. companies. Notwithstanding the fact that each Underlying Fund generally intends to acquire the securities of foreign issuers only where there are public trading markets, investments by a Fund in the securities of foreign issuers may tend to increase the risks

TIAA-CREF Funds ▪ Funds-of-Funds ▪ Statement of Additional Information	B-15

with respect to the liquidity of the Fund’s portfolio and the Fund’s ability to meet a large number of shareholder redemption requests should there be economic or political turmoil in a country in which the Fund has a substantial portion of its assets invested or should relations between the United States and foreign countries deteriorate markedly. Securities may trade at price/earnings multiples higher than comparable U.S. securities and such levels may not be sustainable. Fixed commissions on some foreign securities exchanges are higher than negotiated commissions on U.S. exchanges, although the Funds and Underlying Funds endeavor to achieve most favorable net results on their portfolio transactions.

          Foreign markets have different clearance and settlement procedures, and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct these transactions. Settlement practices for transactions in foreign markets may differ from those in the U.S. markets. Such differences include delays beyond periods customary in the United States and practices, such as delivery of securities prior to receipt of payment, which increase the likelihood of “failed settlement.” The inability of an Underlying Fund to make intended security purchases due to settlement problems could cause the Underlying Fund to miss attractive investment opportunities. Losses to the Underlying Fund due to subsequent declines in the value of portfolio securities, or liabilities arising out of the Underlying Fund’s inability to fulfill a contract to sell these securities, could result from failed settlements. In addition, evidence of securities ownership may be uncertain in many foreign countries. As a result, there is a risk that an Underlying Fund’s trade details could be incorrectly or fraudulently entered at the time of the transaction, resulting in a loss to the Underlying Fund.

          With respect to certain foreign countries, there is the possibility of expropriation or confiscatory taxation, political or social instability, or diplomatic developments that could affect the Underlying Fund’s investments in those countries. The economies of some countries differ unfavorably from the U.S. economy in such respects as growth of national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position. In addition, the internal politics of some foreign countries are not as stable as in the United States. Governments in certain foreign counties continue to participate to a significant degree, through ownership interest or regulation, in their respective economies. Action by these governments could have a significant effect on market prices of securities and payment of dividends. The economies of many foreign countries are heavily dependent upon international trade and are accordingly affected by protective trade barriers and economic conditions of their trading partners. The enactment by these trading partners of protectionist trade legislation could have a significant adverse effect upon the securities markets of such countries.

          Terrorism and related geopolitical risks have led, and may in the future lead, to increased short-term market volatility and may have adverse long-term effects on world economies and markets generally.

          Investment and Repatriation Restrictions. Foreign investment in the securities markets of certain foreign countries is restricted or controlled to varying degrees. These restrictions limit and, at times, preclude investment in certain of such countries (especially countries in emerging markets) and increase the cost and expenses of Underlying Funds investing in them. These restrictions may take the form of prior governmental approval, limits on the amount or type of securities held by foreigners, and limits on the types of companies in which foreigners may invest. Additional or different restrictions may be imposed at any time by these or other countries in which the Funds invest. In addition, the repatriation (i.e., remitting back to the United States) of both investment income and capital from several foreign countries is restricted and controlled under certain regulations, including in some cases the need for certain government consents. The Underlying Fund could be adversely affected by delays in or a refusal to grant any required governmental registration or approval for repatriation.

          Taxes. The dividends and interest payable on certain of the Underlying Funds’ foreign portfolio securities may be subject to foreign withholding taxes, thus reducing the net amount of income available for distribution to the Underlying Funds’ shareholders, including the Funds.

          Emerging Market Securities. An “emerging market security” is a security that is principally traded on a securities exchange of an emerging market or that is issued by an issuer that is located or has primary operations in an emerging market. Note that the Emerging Markets Equity Fund and Emerging Markets Equity Index Fund primarily invest in emerging market securities, but other Funds may invest in emerging market securities as well.

          Emerging Markets. Investments in companies domiciled in emerging market countries may be subject to potentially higher risks than investments in companies in developed countries. The term “emerging market” describes any country or market that is generally considered to be emerging or developing by major organizations in the international financial community, such as the World Bank and the International Finance Corporation, or by financial industry analysts like MSCI, which compiles the MSCI Emerging Markets Index, and J.P. Morgan, which compiles several fixed-income emerging markets benchmarks; or other countries or markets with similar emerging characteristics. Emerging markets can include every nation in the world except the United States, Canada, Japan, Australia, New Zealand, Israel and most nations located in Western Europe.

          Risks of investing in emerging markets and emerging market securities include (i) less social, political and economic stability; (ii) the smaller size of the markets for these securities and the currently low or nonexistent volume of trading that results in a lack of liquidity and in greater price volatility; (iii) the lack of publicly available information, including reports of payments of dividends or interest on outstanding securities; (iv) certain national policies that may restrict an Underlying Fund’s investment opportunities, including restrictions on investment in issuers or industries deemed sensitive to national interests; (v) local taxation; (vi) the absence of developed structures governing private or foreign investment or allowing for judicial redress for injury to private property; (vii) the absence until recently, in certain countries, of a capital structure or market-oriented economy; (viii) the possibility that recent favorable economic

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developments in certain countries may be slowed or reversed by unanticipated political or social events in these countries; (ix) restrictions that may make it difficult or impossible for an Underlying Fund to vote proxies, exercise shareholder rights, pursue legal remedies, and obtain judgments in foreign courts; (x) the risk of uninsured loss due to lost, stolen, or counterfeit stock certificates; (xi) possible losses through the holding of securities in domestic and foreign custodial banks and depositories; (xii) heightened opportunities for governmental corruption; (xiii) large amounts of foreign debt to finance basic governmental duties that could lead to restructuring or default; and (xiv) heavy reliance on exports that may be severely affected by global economic downturns.

          In addition, some countries in which the Underlying Funds may invest have experienced substantial, and in some periods, extremely high rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had and may continue to have negative effects on the economies and securities markets of certain countries. Further, the economies of emerging market countries generally are heavily dependent upon international trade and, accordingly, have been and may continue to be adversely affected by trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which they trade.

          Investment in Canada. The United States is Canada’s largest trading partner, and developments in economic policy do have a significant impact on the Canadian economy. The expanding economic and financial integration of the United States, Canada and Mexico through the NAFTA Agreement has made, and will likely continue to make, the Canadian economy and securities market more sensitive to North American trade patterns. Growth in developing nations overseas will likely change the composition of Canada’s trade and foreign investment composition in the near future.

          Canada’s parliamentary system of government is, in general, stable. However, one of the provinces, Quebec, does have a “separatist” party whose objective is to achieve sovereignty and increased self-governing legal and financial powers. Canada is a major producer of commodities such as forest products, metals, agricultural products, and energy related products like oil, gas, and hydroelectricity. Accordingly, changes in the supply and demand of such commodity resources, both domestically and internationally, can have a significant effect on Canadian market performance.

          Investment in Europe. The European Union (EU) is an intergovernmental and supranational union of 27 European countries, known as member states. A key activity of the EU is the establishment and administration of a common single market, consisting of, among other things, a single currency (for 15 members) and a common trade policy. The most widely used currency in the EU (and the unit of currency of the European Economic and Monetary Union (EMU)) is the euro, which is in use in 15 of the 27 member states. In addition to adopting a single currency, EMU member countries no longer control their own monetary policies. Instead, the authority to direct monetary policy is exercised by the European Central Bank.

          In the transition to the single economic system, significant political decisions will be made which will affect the market regulation, subsidization and privatization across all industries, from agricultural products to telecommunications.

          While economic and monetary convergence in the EU may offer new opportunities for those investing in the region, investors should be aware that the success of the EU is not wholly assured. Europe must grapple with a number of challenges, any one of which could threaten the survival of this monumental undertaking. Fifteen disparate economies must adjust to a unified monetary system, the absence of exchange rate flexibility, and the loss of economic sovereignty. Europe’s economies are diverse, its governments are decentralized, and its cultures differ widely. Unemployment is historically high and could pose political risk. One or more member countries might exit the union, placing the currency and banking system in jeopardy. Major issues currently facing the EU cover its membership, structure, procedures and policies; they include the adoption, abandonment or adjustment of the new constitutional treaty, the EU’s enlargement to the south and east, and resolving the EU’s problematic fiscal and democratic accountability. Efforts of the member states to continue to unify their economic and monetary policies may increase the potential for similarities in the movements of European markets and reduce the benefit of diversification within the region.

          The EU has been extending its influence to the east. It has accepted new members that were previously behind the Iron Curtain, and has plans to accept several more in the medium-term. For former Iron Curtain countries, membership serves as a strong political impetus to employ tight fiscal and monetary policies. Nevertheless, several entrants in recent years are former Soviet satellites and remain burdened to various extents by the inherited inefficiencies of centrally planned economies similar to that which existed under the old Soviet Union.

          Further expansion of EU membership has long-term economic benefits, but the remaining European countries are not viewed as currently suitable for membership. Also, as the EU continues to enlarge, the candidate countries’ accessions tend to grow more controversial.

          The EU has the largest economy in the world according to data compiled by the International Monetary Fund, and is expected to grow further over the next decade as more countries join. However, although the EU had set itself an objective to become “the world’s most dynamic and competitive economy” by the year 2010, it is now generally accepted that this target has not been met. The EU’s economic growth has been below that of the United States most years since 1990, and the economic performance of certain of its key members, including Germany and Italy, is a matter of serious concern to policy makers.

          Investing in euro-denominated securities entails risk of being exposed to a relatively new currency that may not fully reflect the strengths and weaknesses of the disparate economies that make up the EU. In addition, many European countries rely heavily upon export-dependent businesses and fluctuations in the exchange rate between the euro and the dollar can have either a positive or a negative effect upon corporate profits.

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          Investment in Eastern Europe. Investing in the securities of Eastern European issuers is highly speculative and involves risks not usually associated with investing in the more developed markets of Western Europe.

          Changes occurring in Eastern Europe today could have long-term potential consequences. These changes could result in rising standards of living, lower manufacturing costs, growing consumer spending, and substantial economic growth. However, investment in most countries of Eastern Europe is highly speculative at this time.

          Recent political and economic reforms do not eliminate the possibility of a return to centrally planned economies and state-owned industries. Investments in Eastern European countries may involve risks of nationalization, expropriation and confiscatory taxation. In many of the countries of Eastern Europe, there is no stock exchange or formal market for securities. Such countries may also have government exchange controls, currencies with no recognizable market value relative to the established currencies of western market economies, little or no experience in trading in securities, no accounting or financial reporting standards, a lack of a banking and securities infrastructure to handle such trading, and a legal tradition which does not recognize rights in private property.

          Further, the governments in such countries may require governmental or quasi-governmental authorities to act as a custodian of the Underlying Funds’ assets invested in such countries, and these authorities may not qualify as a foreign custodian under the 1940 Act and exemptive relief from such Act may be required. All of these considerations are among the factors that result in significant risks and uncertainties arising from investing in Eastern Europe.

          Investment in Russia. Along with the general risks of investing in emerging markets, investing in the Russian market is subject to significant risks due to the underdeveloped state of Russia’s banking system and its settlement, clearing and securities registration processes. In addition, there is a heightened risk of political corruption and weak and variable government oversight. Due to these risks, Advisors has determined not to purchase Russian securities for the Underlying Funds directly through the Russian market. Instead, an Underlying Fund’s exposure to Russian securities will be obtained through investments in depositary receipts (see section on these below for more detail).

          Investment in Latin America. The political history of certain Latin American countries has been characterized by political, economic and social instability, intervention by the military in civilian and economic spheres and political corruption. For investors, this has meant additional risk caused by periods of regional conflict, political corruption, totalitarianism, protectionist measures, nationalizations, hyperinflation, debt crises, sudden and large currency devaluation and military intervention. However, there have been changes in this regard, particularly in the past decade. Democracy is beginning to become well established in some countries. A move to a more mature and accountable political environment is well under way. Domestic economies have been deregulated, privatization of state-owned companies has progressed and foreign trade restrictions have been relaxed. Nonetheless, to the extent that events such as those listed above that increase the risk of investment in this region continue in the future, they could reverse favorable trends toward market and economic reform, privatization, and removal of trade barriers, and result in significant disruption in securities markets.

          Most Latin American countries have experienced, at one time or another, severe and persistent levels of inflation, including, in some cases, hyperinflation. This has, in turn, led to high interest rates, extreme measures by governments to keep inflation in check, and a generally debilitating effect on economic growth. Although inflation in many countries has lessened, there is no guarantee it will remain at lower levels.

          Certain Latin American countries may experience sudden and large adjustments in their currency which, in turn, can have a disruptive and negative effect on foreign investors. Certain Latin American countries may impose restrictions on the free conversion of their currency into foreign currencies, including the U.S. dollar. There is no significant foreign exchange market for many currencies and it would, as a result, be difficult for the Underlying Funds to engage in foreign currency transactions designed to protect the value of the Underlying Funds’ interests in securities denominated in such currencies.

          A number of Latin American countries are among the largest debtors of developing countries. Argentina’s bankruptcy in the early 2000s and the resulting financial turmoil in its neighboring countries are just the latest chapters in Latin America’s long history of foreign debt and default. Almost all of the region’s economies have become highly dependent upon foreign credit and loans from external sources to fuel their state-sponsored economic plans. Government profligacy and ill-conceived plans for modernization have exhausted these resources with little benefit accruing to the economy and most countries have been forced to restructure their loans or risk default on their debt obligations. In addition, interest on the foreign debt and other loans is subject to market conditions and may reach levels that would impair economic activity and create a difficult and costly environment for borrowers. There have been moratoria on, and reschedulings of, repayment with respect to these debts. Such events can restrict the flexibility of these debtor nations in the international markets and result in the imposition of onerous conditions on their economies.

          Investment in Japan. Government-industry cooperation, a strong work ethic, mastery of high technology, emphasis on education, and a comparatively small defense allocation helped Japan advance with extraordinary speed to become one of the largest economic powers along with the United States and the EU. Despite its impressive history, investors face special risks when investing in Japan.

          The Japanese economy languished for much of the 1990s, possibly due to a lack of effective governmental action in the areas of tax reform to reduce high tax rates, banking regulation to address enormous amounts of bad debt, and economic reforms to attempt to stimulate spending, but has recovered steadily since the early 2000s. Nonetheless, the yen has had a history of unpredictable and volatile movements against the U.S. dollar; a weakening yen hurts U.S. investors holding yen-denominated securities. Finally, the Japanese stock market has experienced wild swings in value over time and has often been considered significantly overvalued.

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          Japan has historically depended on oil for most of its energy requirements. Almost all of its oil is imported, the majority from the Middle East. In the past, oil prices have had a major impact on the domestic economy but more recently Japan has worked to reduce its dependence on oil by encouraging energy conservation and use of alternative fuels. In addition, a restructuring of industry with emphasis shifting from basic industries to processing and assembly type industries, has contributed to the reduction of oil consumption. However there is no guarantee this favorable trend will continue.

          Overseas trade is important to Japan’s economy. Japan has few natural resources and must export to pay for its imports of these basic requirements. Because of the concentration of Japanese exports in highly visible products such as automobiles, machine tools and semiconductors and the large trade surpluses ensuing therefrom, Japan has had difficult relations with its trading partners, particularly the United States. It is possible that trade sanctions or other protectionist measures could impact Japan adversely in both the short term and long term.

          Beginning in the late 1990s, the nation’s financial institutions were successfully overhauled under the strong leadership of the government. Banks, in particular, disposed of their huge overhang of bad loans and trimmed their balance sheets, and are now competing with foreign institutions as well as other types of financial institutions. The successful financial sector reform coincided with the Japanese economic recovery, which set the stage for a bright future outlook for Japanese companies. Many Japanese companies cut costs, took care of unfunded pension liabilities and wrote off impaired assets during the last few years. As the Japanese economy began to grow again, it achieved improved profitability and earnings growth.

          Investment in Asia Other Than Japan. The political history of some Asian countries has been characterized by political uncertainty, intervention by the military in civilian and economic spheres, and political corruption. Such developments, if they continue to occur, could reverse favorable trends toward market and economic reform, privatization, and removal of trade barriers and result in significant disruption in securities markets. The economies of many countries in the region are heavily dependent on international trade and are accordingly affected by protective trade barriers and the economic conditions of their trading partners, principally, the United States, Japan, China and the EU.

          Certain Asian countries may have managed currencies which are maintained at artificial levels to the U.S. dollar rather than at levels determined by the market. This type of system can lead to sudden and large adjustments in the currency which, in turn, can have a disruptive and negative effect on foreign investors. Certain Asian countries also may restrict the free conversion of their currency into foreign currencies, including the U.S. dollar. There is no significant foreign exchange market for certain currencies and it would, as a result, be difficult for the Underlying Funds to engage in foreign currency transactions designed to protect the value of the Underlying Funds’ interests in securities denominated in such currencies.

          A number of Asian companies are highly dependent on foreign loans for their operation which could impose strict repayment term schedules and require significant economic and financial restructuring.

          Depositary Receipts. The Underlying Equity Funds can invest in American, European and Global Depositary Receipts (“ADRs,” “EDRs” and “GDRs,” respectively). They are alternatives to the purchase of the underlying securities in their national markets and currencies. Although their prices are quoted in U.S. dollars, they do not eliminate all the risks of foreign investing.

          ADRs represent the right to receive securities of foreign issuers deposited in a domestic bank or a foreign correspondent bank. To the extent that an Equity Fund acquires ADRs through banks which do not have a contractual relationship with the foreign issuer of the security underlying the ADR to issue and service such ADRs, there may be an increased possibility that the Equity Fund would not become aware of, and be able to respond to, corporate actions such as stock splits or rights offerings involving the foreign issuer in a timely manner. In addition, the lack of information may result in inefficiencies in the valuation of such instruments. However, by investing in ADRs rather than directly in the stock of foreign issuers, an Equity Fund will avoid currency risks during the settlement period for either purchases or sales. In general, there is a large, liquid market in the United States for ADRs quoted on a national securities exchange or the national market system, including the NASDAQ Stock Market, Inc. (“NASDAQ”). The information available for ADRs is subject to the accounting, auditing and financial reporting standards of the domestic market or exchange on which they are traded, which standards are more uniform and more exacting than those to which many foreign issuers may be subject.

          EDRs and GDRs are receipts evidencing an arrangement with a non-U.S. bank similar to that for ADRs and are designed for use in non-U.S. securities markets. EDRs and GDRs are not necessarily quoted in the same currency as the underlying security.

          Other Investment Techniques and Opportunities. The Underlying Funds may take certain actions with respect to merger proposals, tender offers, conversion of equity-related securities and other investment opportunities with the objective of enhancing the portfolio’s overall return, regardless of how these actions may affect the weight of the particular securities in the Underlying Fund’s portfolio.

          Industry Concentration. Currently, none of the Underlying Funds, other than the Real Estate Securities Fund, will concentrate more than 25% of its total assets in any one industry. While the Funds will not concentrate their investments in a particular industry, the Funds may indirectly concentrate in a particular industry or group of industries through their investments in one or more of its Underlying Funds. Currently, no underlying investment of the Funds, other than the Real Estate Securities Fund, concentrates 25% or more of its total assets in any one industry.

          Portfolio Turnover. Generally, the transactions an Underlying Fund engages in are reflected in its portfolio turnover rate. The rate of portfolio turnover is calculated by dividing the lesser of the amount of purchases or sales of portfolio securities during the fiscal year by the monthly average of the value of the Underlying Fund’s portfolio securities (excluding from the computation all securities, including options, with maturities at the time of acquisition of one year or less). A high rate of portfolio turnover for an Underlying Fund generally involves correspondingly greater brokerage commission expenses, which must be borne directly by the Underlying Fund and ultimately by the Underlying Fund’s shareholders, including the Funds.

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          Because portfolio turnover is not a limiting factor in determining whether or not to sell portfolio securities, a particular investment may be sold at any time if investment judgment or account operations make a sale advisable. As a result, each Fund will purchase and sell the principal portion of its portfolio securities (i.e., shares of the Underlying Funds) by dealing directly with the issuer (the Underlying Funds), and the Funds will not incur any brokerage commissions on most of their portfolio trades.

          However, the Managed Allocation Fund does incur brokerage commissions on some of its portfolio trades. Consequently, for the fiscal year ended September 30, 2010, the portfolio turnover of the Managed Allocation Fund significantly changed from portfolio turnover rates in 2009 as a result of a variety of factors. The Managed Allocation Fund portfolio turnover rate decreased to 21% for 2010 as compared with 48% for the same period in 2009. This decrease in portfolio turnover represented a return to less volatile and more normalized market conditions in 2010, which resulted in less frequent rebalancing among Underlying Funds held in the portfolio.

DISCLOSURE OF PORTFOLIO HOLDINGS

          The Board has adopted policies and procedures reasonably designed to prevent selective disclosure of each Fund’s portfolio holdings to third parties, other than disclosures of Fund portfolio holdings that are consistent with the best interests of Fund shareholders. Fund holdings disclosure refers to sharing of positional information at the security or investment level either in dollars, shares, or as a percentage of the Fund’s market value. As a general rule, except as described below, the Funds and Advisors will not disclose the Funds’ portfolio holdings to third parties, except as of the end of a calendar month, and no earlier than 30 days after the end of the calendar month. The Fund may disclose its portfolio holdings to all third parties who request it after that period.

          The Trust and Advisors may disclose the Funds’ portfolio holdings to third parties outside the time restrictions described above as follows:

•	The ten largest holdings of any Fund and all holdings of any fund of funds may be disclosed to third parties ten days after the end of the calendar month.

•

Fund holdings in any particular security can be made available to stock exchanges, regulators or issuers, in each case subject to approval of Advisors’ Chief Compliance Officer or an attorney employed by Advisors holding the title of Vice President and Associate General Counsel or above.

•

Fund portfolio holdings can be made available to rating and ranking organizations (e.g., Morningstar) subject to a written confidentiality agreement between the recipient and Advisors that includes provisions restricting trading on the information provided.

•

Fund portfolio holdings can be made available to any other third party, as long as the recipient has a legitimate business need for the information and the disclosure of Fund portfolio holdings information to that third party is:

•	approved by an individual holding the title of Funds Treasurer, Chief Investment Officer, Executive Vice President or above;

•	approved by an individual holding the title of Vice President and Associate General Counsel or above; and

•	subject to a written confidentiality agreement under which the third party agrees not to trade on the information provided.

•	as may be required by law or by the rules or regulations of the SEC or by the laws or regulations of a foreign jurisdiction in which the Funds invest.

          On an annual basis, the Boards of the respective Funds and of Advisors will receive a report on compliance with these portfolio holdings disclosure procedures, as well as a current copy of the procedures for the Boards’ review and approval and will identify any potential conflicts between Advisors’ interests and those of Fund shareholders in connection with these disclosures.

          Currently, the Funds have ongoing arrangements to disclose, in accordance with the time restrictions and other provisions of the Funds’ portfolio holdings disclosure policy, the portfolio holdings of the Funds to the following recipients: Lipper, a Reuters company; Morningstar, Inc.; Mellon Analytical Solutions; S&P; The Thomson Corporation; Adviser Consultant Network; Command Financial Press; the Investment Company Institute (“ICI”); and Bloomberg L.P. The Funds’ portfolio holdings are also disclosed on TIAA-CREF’s corporate website at www.tiaa-cref.org. Each of these entities receives portfolio holdings information on a monthly basis at least 10 days after the end of the most recent calendar month. The ICI, however, generally receives this information more quickly than the other entities listed above. No compensation was received by the Funds, Advisors or their affiliates as part of these arrangements to disclose portfolio holdings of the Funds.

          In addition, occasionally the Trust and Advisors disclose to certain broker-dealers a Fund’s portfolio holdings, in whole or in part, in order to assist the portfolio managers when they are determining the Fund’s portfolio management and trading strategies. These disclosures are done in accordance with the Funds’ portfolio holdings disclosure policy and are covered by confidentiality agreements. Disclosures of portfolio holdings information will be made to the Funds’ independent registered public accounting firm in connection with the preparation of public filings. Disclosure of portfolio holdings information, including current portfolio holdings information, may be made to counsel to the Funds or counsel to the Funds’ independent trustees in connection with periodic meetings of the Board of Trustees and otherwise from time to time in connection with the Funds’ operations. Also, State Street Bank and Trust Company, as the Funds’ custodian and fund accounting agent, receives a variety of confidential information (including portfolio holdings) in order to process, account for and safe keep the Funds’ assets.

          The entities to which the Funds voluntarily disclose portfolio holdings information are required, either by explicit agreement or by virtue of their respective duties to the Funds, to maintain the confidentiality of the information disclosed. There can be no assurance that the Funds’ policies and procedures regarding selective disclosure of the Funds’ holdings will protect the Funds from potential misuse of that information by individuals or entities to which it is disclosed.

          The Funds send summaries of their portfolio holdings to shareholders semiannually as part of the Funds’ annual and

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semiannual reports. Full portfolio holdings are also filed with the SEC, and can be accessed from the SEC’s website at www.sec.gov approximately 60 days after the end of each quarter (through Forms N-CSR and N-Q). You can request more frequent portfolio holdings information, subject to the Funds’ policy as stated above, by writing to the Funds at TIAA-CREF Funds, P.O. Box 4674, New York, NY 10164.

MANAGEMENT OF THE TRUST

THE BOARD OF TRUSTEES

          The Trust is governed by its Board, which oversees the Trust’s business and affairs. The Board delegates the day-to-day management of the Funds to Advisors and the officers of the Trust (see below).

          Board Leadership Structure and Related Matters

          The Board is comprised of ten trustees, all of whom are independent or disinterested, which means that they are not “interested persons” of the Funds as defined in Section 2(a)(19) of the 1940 Act (independent trustees). One of the independent trustees, Maceo K. Sloan, serves as the Chairman of the Board. The Chairman’s responsibilities include: coordinating with management in the preparation of the agenda for each meeting of the Board; presiding at all meetings of the Board; and serving as a liaison with other Trustees, the Trust’s officers and other management personnel, and counsel to the Independent Trustees. The Chairman performs such other duties as the Board may from time to time determine.

          The Board meets periodically to review, among other matters, the Funds’ activities, contractual arrangements with companies that provide services to the Funds and the performance of the Funds’ investment portfolios. The Board holds regularly scheduled in-person meetings and regularly scheduled meetings by telephone each year and may hold special meetings, as needed, either in person or by telephone, to address matters arising between regular meetings. During a portion of each regularly scheduled in-person meeting and, as the Board may determine, at its other meetings, the Board meets without management present.

          The Board has established a committee structure that includes six standing committees, each comprised solely of independent trustees and chaired by an independent trustee, as described below. The Board, with the assistance of its Nominating and Governance Committee, periodically evaluates its structure and composition as well as various aspects of its operations. The Board believes that its leadership and operating structure, which includes its committees and having an independent trustee in the position of Chairman of the Board and of each committee, provides for independent oversight of management and is appropriate for the Trust in light of, among other factors, the asset size and nature of the Trust and the Funds, the number of Funds overseen by the Board, the number of other funds overseen by the trustees as the trustees of other investment companies in the TIAA-CREF Fund Complex, the arrangements for the conduct of the Funds’ operations, the number of trustees, and the Board’s responsibilities.

          The Trust is part of the TIAA-CREF Fund Complex, which is comprised of the 49 funds within the Trust (including the TIAA-CREF Lifecycle Funds and the TIAA-CREF Lifecycle Index Funds), the 10 series of the TIAA-CREF Life Funds (“TCLF”), the 8 Accounts within CREF and the single portfolio within TIAA Separate Account VA-1 (“VA-1”). The same persons who constitute the Board also constitute, and Mr. Sloan also serves as the Chairman of, the respective boards of trustees of CREF and TCLF and the management committee of VA-1.

          Qualifications of Trustees

          The Board believes that each of the trustees is qualified to serve as a trustee of the Trust based on a review of the experience, qualifications, attributes or skills of each Trustee. The Board bases this view on its consideration of a variety of criteria, no single one of which is controlling. Generally, the Board looks for: character and integrity; ability to review critically, evaluate, question and discuss information provided and exercise effective business judgment in protecting shareholder interests; and willingness and ability to commit the time necessary to perform the duties of trustee. Each trustee’s ability to perform his or her duties effectively is evidenced by his or her experience in one or more of the following fields: management, consulting, and/or board experience in the investment management industry; academic positions in relevant fields; management, consulting, and/or board experience with public companies in other fields, non-profit entities or other organizations; educational background and professional training; and experience as a trustee of the Trust and other funds in the TIAA-CREF Fund Complex.

          Information indicating certain of the specific experience and relevant qualifications, attributes and skills of each trustee relevant to the Board’s belief that the trustee should serve in this capacity is provided in the table below. The table includes, for each trustee, positions held with the Trust, length of office and time served, and principal occupations in the last five years. The table also includes the number of portfolios in the TIAA-CREF Fund Complex overseen by each trustee and certain directorships held by each of them in the last five years.

          Risk Oversight

          Day-to-day management of the various risks relating to the administration and operation of the Trust and the Funds is the responsibility of management, which includes professional risk management staff. The Board oversees this risk management function consistent with and as part of its oversight responsibility. The Board performs this risk management oversight directly and, as to certain matters, through its committees (which are described below). The following provides an overview of the principal, but not all, aspects of the Board’s oversight of risk management for the Trust and the Funds. The Board recognizes that it is not possible to identify all of the risks that may affect the Trust and the Funds or to develop procedures or controls that eliminate the Trust’s and the Funds’ exposure to all of these risks.

          In general, a Fund’s risks include, among others, market risk, credit risk, liquidity risk, valuation risk, operational risk, reputational risk, and regulatory compliance risk. The Board has adopted, and periodically reviews, policies and procedures designed to address these and other risks to the Trust and the Funds. In addition, under the general oversight of the Board, Advisors, the investment manager and administrator for each Fund, and other service providers to the Funds have themselves

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adopted a variety of policies, procedures and controls designed to address particular risks to the Funds. Different processes, procedures and controls are employed with respect to different types of risks.

          The Board also oversees risk management for the Trust and the Funds through receipt and review by the Board or its committee(s) of regular and special reports, presentations and other information from officers of the Trust and other persons, including from the Chief Risk Officer or other senior risk management personnel for Advisors and its affiliates. Senior officers of the Trust, senior officers of Advisors and its affiliates (collectively, “TIAA-CREF”), and the Funds’ Chief Compliance Officer (“CCO”) regularly report to the Board and/or one or more of the Board’s standing committees on a range of matters, including those relating to risk management. The Board also regularly receives reports, presentations and other information from Advisors with respect to the investments and securities trading of the Funds. At least annually, the Board receives a report from the Funds’ CCO regarding the effectiveness of the Funds’ compliance program. Also, on an annual basis, the Board receives reports, presentations and other information from TIAA-CREF in connection with the Board’s consideration of the renewal of each of the Trust’s investment management agreements with Advisors and the Trust’s distribution plans under Rule 12b-1 under the 1940 Act.

          Senior officers of the Trust and senior officers of TIAA-CREF also report regularly to the Audit and Compliance Committee on the Trust’s internal controls and accounting and financial reporting policies and practices. The Funds’ CCO reports regularly to the Audit and Compliance Committee on compliance matters, and the TIAA-CREF Chief Auditor reports regularly to the Audit and Compliance Committee regarding internal audit matters. In addition, the Audit and Compliance Committee receives regular reports from the Trust’s independent registered public accounting firm on internal control and financial reporting matters.

          The Operations Committee receives regular reports, presentations and other information from Trust officers and from Fund management personnel regarding valuation and other operational matters. In addition to regular reports, presentations and other information from Advisors and other TIAA-CREF personnel, the Operations Committee receives reports, presentations and other information regarding other service providers to the Trust, either directly or through the Trust’s officers, other TIAA-CREF personnel or the Funds’ CCO, on a periodic or regular basis.

          The Investment Committee regularly receives reports, presentations and other information from Advisors with respect to the investments, securities trading and other portfolio management aspects of the Funds. The Corporate Governance and Social Responsibility Committee regularly receives reports, presentations, and other information from Advisors regarding the voting of proxies of the Funds’ portfolio companies.

DISINTERESTED TRUSTEES

Name, Address and Date of Birth	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years and Other Relevant Experience and Qualifications	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustees

Forrest Berkley c/o Office of the Corporate Secretary 730 Third Avenue New York, NY 10017-3206 Date of Birth (“DOB”): 4/25/54	Trustee	Indefinite term. Trustee since 2006.	Retired Partner (since 2006); Former Partner (1990–2005) and Head of Global Product Management (2003–2005), GMO (formerly, Grantham, Mayo, Van Otterloo & Co.) (investment management); and member of asset allocation portfolio management team, GMO (2003–2005). Mr. Berkley has particular experience in investment management, global operations and finance, as well as experience with non-profit organizations and foundations.	68

Director of GMO; Director of the Maine Coast Heritage Trust; Director and Investment Committee Member of the Maine Community Foundation, the Butler Conservation Fund, Inc. and the Elmina B. Sewell Foundation; Director, Appalachian Mountain Club; and Former Director and Member of the Investment Committee of the Boston Athenaeum, the Gulf of Maine Research Institute and the Carnegie Endowment for International Peace.

Nancy A. Eckl c/o Office of the Corporate Secretary 730 Third Avenue New York, NY 10017-3206 DOB: 10/06/62	Trustee	Indefinite term. Trustee since 2007.	Former Vice President (1990–2006), American Beacon Advisors, Inc., and Vice President of certain funds advised by American Beacon Advisors, Inc. Ms. Eckl has particular experience in investment management, mutual funds, pension plan management, finance, accounting and operations. Ms. Eckl serves as the audit committee financial expert and is licensed as a certified public accountant in the State of Texas.	68

Independent Director, The Lazard Funds, Inc., Lazard Retirement Series, Inc., Lazard Global Total Return and Income Fund, Inc. and Lazard World Dividend & Income Fund, Inc. and Member of the Board of Managers of Lazard Alternative Strategies Fund, LLC.

B-22	Statement of Additional Information ▪ TIAA-CREF Funds ▪ Funds-of-Funds

DISINTERESTED TRUSTEES (continued)

Name, Address and Date of Birth	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years and Other Relevant Experience and Qualifications	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustees

Eugene Flood, Jr. c/o Office of the Corporate Secretary 730 Third Avenue New York, NY 10017-3206 DOB: 10/31/55	Trustee	Indefinite term. Trustee since 2005.	President and Chief Executive Officer (since 2000) and a Director (since 1994) of Smith Breeden Associates, Inc. (investment adviser). Dr. Flood has particular experience in investment management, operations and organizational management and development, as well as experience on educational and other non-profit boards.	68	Director, Smith Breeden Associates, Inc. (investment adviser).

Michael A. Forrester c/o Office of the Corporate Secretary 730 Third Avenue New York, NY 10017-3206 DOB: 11/05/67	Trustee	Indefinite term. Trustee since 2007.	Chief Operating Officer (since 2007) of Copper Rock Capital Partners, LLC (investment adviser). Chief Operating Officer, DDJ Capital Management (2003–2006). Mr. Forrester has particular experience in investment management, institutional marketing and product development, operations management and alternative investments, as well as experience with non-profit organizations.	68	Director, Copper Rock Capital Partners, LLC (investment adviser).

Howell E. Jackson c/o Office of the Corporate Secretary 730 Third Avenue New York, NY 10017-3206 DOB: 1/4/54	Trustee	Indefinite term. Trustee since 2005.	James S. Reid, Jr. Professor of Law (since 2004), Acting Dean (2009), Vice Dean for Budget (2003–2006) and on the faculty (since 1989) of Harvard Law School. Professor Jackson has particular experience in law, including the federal securities laws, consumer protection, finance, pensions and social security, and organizational management and education.	68	Director, D2D Fund.

Nancy L. Jacob c/o Office of the Corporate Secretary 730 Third Avenue New York, NY 10017-3206 DOB: 1/15/43	Trustee	Indefinite term. Trustee since 2001.	President and Founder (since 2006) of NLJ Advisors, Inc. (investment adviser). President and Managing Principal, Windermere Investment Associates (1997–2006). Dr. Jacob has particular experience in education, finance, economics, private wealth management, investment management and related services.	68	Former Director and Chairman of the Investment Committee of the Okabena Company (financial services).

Bridget A. Macaskill c/o Office of the Corporate Secretary 730 Third Avenue New York, NY 10017-3206 DOB: 8/5/48	Trustee	Indefinite term. Trustee since 2003.	Chief Executive Officer (since 2010), President and Chief Operating Officer of First Eagle Investment Management, LLC (since 2009). Formerly, Principal and Founder BAM Consulting LLC (2003–2009); Independent Consultant for Merrill Lynch (2003–2009). Ms. Macaskill has particular experience in investment management, finance, marketing, global operations management and organizational development, as well as experience on educational and other non-profit boards.	68

Director, Prudential plc, Arnhold and S. Bleichroeder Holdings; First Eagle Investment Management; Governor’s Committee on Scholastic Achievement; William T. Grant Foundation; American Legacy Foundation (Investment Committee); University of Edinburgh (Campaign Board); and the North Shore Land Alliance. Former Director, J. Sainsbury plc, International Advisory Board, British-American Business Council, Scottish and Newcastle plc (brewer), and Federal Mortgage National Association (Fannie Mae).

TIAA-CREF Funds ▪ Funds-of-Funds ▪ Statement of Additional Information	B-23

DISINTERESTED TRUSTEES (continued)

Name, Address and Date of Birth	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years and Other Relevant Experience and Qualifications	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustees

James M. Poterba c/o Office of the Corporate Secretary 730 Third Avenue New York, NY 10017-3206 DOB: 7/13/58	Trustee	Indefinite term. Trustee since 2006.	President and Chief Executive Officer, National Bureau of Economic Research (since 2008); Mitsui Professor of Economics (since 1996), Head (2006–2008) and Associate Head (1994–2000 and 2001–2006) Economics Department, Massachusetts Institute of Technology (MIT). Formerly, Program Director, National Bureau of Economic Research (1990–2008). Professor Poterba has particular experience in education, economics, finance, tax, and organizational development.	68	Director, The Alfred P. Sloan Foundation; and National Bureau of Economic Research. Former Director, The Jeffrey Company and Jeflion Company (unregistered investment companies).

Maceo K. Sloan c/o Office of the Corporate Secretary 730 Third Avenue New York, NY 10017-3206 DOB: 10/18/49	Chairman of the Board and Trustee	Indefinite term as Trustee; Chairman for term ending June 30, 2012. Chairman since 2009. Trustee since 2001.	Chairman, President and Chief Executive Officer, Sloan Financial Group, Inc. (since 1991); Chairman, Chief Executive Officer and Chief Investment Officer, NCM Capital Management Group, Inc. (since 1991); and Chairman, Chief Executive Officer and Chief Investment Officer, NCM Capital Advisers Inc. (since 2003); and Chairman, President and Principal Executive Officer, NCM Capital Investment Trust (since 2007). Mr. Sloan has particular experience in investment management, finance and organizational development.	68	Director, SCANA Corporation (energy holding company); and NCM Capital Investment Trust. Former Director, M&F Bancorp, Inc.

Laura T. Starks c/o Office of the Corporate Secretary 730 Third Avenue New York, NY 10017-3206 DOB: 2/17/50	Trustee	Indefinite term. Trustee since 2006.	Chairman, Department of Finance, the Charles E. and Sarah M. Seay Regents Chair in Finance (since 2002), and Director, AIM Investment Center, McCombs School of Business, University of Texas at Austin (since 2000); Professor, University of Texas at Austin (since 1987). Dr. Starks has particular experience in education, finance, mutual funds and retirement systems.	68	Governing Council, Independent Directors Council (mutual funds director organization). Former Director/Trustee, USAA Mutual Funds.

OFFICERS

          The table below includes certain information about the officers of the Trust, including positions held with the Trust, length of office and time served, and principal occupations in the last five years.

Name, Address and Date of Birth	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years

Marvin W. Adams TIAA-CREF 730 Third Avenue New York, NY 10017-3206 DOB: 11/16/57	Executive Vice President	One-year term. Executive Vice President since 2010.

Executive Vice President of Shared Services (since 2010) and Technology & Operations (2010) of Teachers Insurance and Annuity Association of America (“TIAA”), Teachers Advisors, Inc. (“Advisors”) and TIAA-CREF Investment Management, LLC (“Investment Management”), and Executive Vice President of the TIAA-CREF Funds, CREF, TIAA-CREF Life Funds and TIAA Separate Account VA-1 (collectively, the “TIAA-CREF Fund Complex”) (since 2010); President, Fidelity Shared Services, Fidelity Investments (2007–2009); Chief Information Officer and CIO Council Head, Citigroup (2006–2007); Senior Vice President of Corporate Strategy and Chief Information Officer, Ford Motor Company (2000–2006).

Brandon Becker TIAA-CREF 730 Third Avenue New York, NY 10017-3206 DOB: 3/19/54	Executive Vice President and Chief Legal Officer	One-year term. Executive Vice President and Chief Legal Officer since 2009.	Executive Vice President and Chief Legal Officer of TIAA and the TIAA-CREF Fund Complex (since 2009). Formerly, Partner, Wilmer Cutler Pickering Hale & Dorr LLP (1996–2009).

B-24	Statement of Additional Information ▪ TIAA-CREF Funds ▪ Funds-of-Funds

OFFICERS (continued)

Name, Address and Date of Birth	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years

Richard S. Biegen TIAA-CREF 730 Third Avenue New York, NY 10017-3206 DOB: 5/08/62	Chief Compliance Officer	One-year term. Chief Compliance Officer since 2008.

Chief Compliance Officer of TIAA Separate Account VA-3 and Chief Compliance Officer of the TIAA-CREF Fund Complex (since 2008); Vice President, Senior Compliance Officer of Asset Management Compliance of TIAA and Chief Compliance Officer of Investment Management (since 2008) and Chief Compliance Officer of Advisors (2008). Managing Director/Director of Global Compliance, AIG Investments (2000–2008).

Scott C. Evans TIAA-CREF 730 Third Avenue New York, NY 10017-3206 DOB: 5/11/59	President and Principal Executive Officer	One-year term. President and Principal Executive Officer since 2007.

President and Principal Executive Officer of the TIAA-CREF Funds and the TIAA-CREF Life Funds (since 2007); Executive Vice President (since 1997) of the CREF and TIAA Separate Account VA-1; Executive Vice President, Investments, Research Institute & Strategy (since 2009) and Executive Vice President, Head of Asset Management (2006–2009), and Executive Vice President and Chief Investment Officer (2005) of TIAA, Director of Advisors (since 2004), President and Chief Executive Officer of Investment Management and Advisors and Manager of TCIM (since 2004), Manager of TIAA Realty Capital Management, LLC (2004–2006), and Chief Investment Officer of TIAA (2004–2006); Director of TIAA-CREF Life Insurance Company (1997–2006), and Director of Teachers Personal Investors Services, Inc. (“TPIS”) (2006–2008).

Phillip G. Goff TIAA-CREF 730 Third Avenue New York, NY 10017-3206 DOB: 11/22/63	Principal Financial Officer, Principal Accounting Officer and Treasurer	One-year term. Principal Financial Officer, Principal Accounting Officer and Treasurer since 2007.

Treasurer of CREF and TIAA Separate Account VA-1 (since 2008); and Principal Financial Officer, Principal Accounting Officer and Treasurer of the TIAA-CREF Funds and TIAA-CREF Life Funds (since 2007) and of TIAA Separate Account VA-1 (since 2009). Formerly, Chief Financial Officer, Van Kampen Funds (2005–2006).

Stephen Gruppo TIAA-CREF 730 Third Avenue New York, NY 10017-3206 DOB: 9/25/59	Executive Vice President and Head of Risk Management	One-year term. Executive Vice President since 2009.

Executive Vice President, Head of Risk Management of TIAA, Executive Vice President of the TIAA-CREF Fund Complex (since 2009), Executive Vice President, Risk Management of Advisors and Investment Management (since 2009), Senior Managing Director and Acting Head of Risk Management of TIAA and Senior Managing Director of the TIAA-CREF Fund Complex (2008–2009), Senior Managing Director, Chief Credit Risk Officer (2004–2008) of TIAA, Director, TIAA-CREF Life Insurance Company (2006–2008), Director, TPIS, Advisors and Investment Management (2008), Head of Risk Management of Advisors and Investment Management (2005–2006).

William Mostyn III TIAA-CREF 730 Third Avenue New York, NY 10017-3206 DOB: 1/18/48	Vice President and Corporate Secretary	One year term. Vice President and Corporate Secretary since 2008.	Senior Vice President (since 2010) and Corporate Secretary of TIAA and the TIAA-CREF Fund Complex (since 2008). Deputy General Counsel and Corporate Secretary, Bank of America (2005–2008).

Dermot J. O’Brien TIAA-CREF 730 Third Avenue New York, NY 10017-3206 DOB: 3/13/66	Executive Vice President	One-year term. Executive Vice President since 2003.

Executive Vice President, Human Resources (since 2010; 2005–2007) and Executive Vice President of Human Resources and Corporate Services (2007–2010) of TIAA, Executive Vice President of the TIAA-CREF Fund Complex (since 2003), and Director, TIAA-CREF Life Insurance Company (2003– 2006).

Edward D. Van Dolsen TIAA-CREF 730 Third Avenue New York, NY 10017-3206 DOB: 4/21/58	Executive Vice President	One-year term. Executive Vice President since 2006.

Executive Vice President and Chief Operating Officer (since 2010); Executive Vice President, Product Development and Management (2009–2010); Executive Vice President, Institutional Client Services (2006–2009), and Executive Vice President, Product Management (2005–2006) of TIAA, and Executive Vice President of the TIAA Fund Complex (since 2008), Executive Vice President, Institutional Client Services (2006–2008); Director of TCT Holdings, Inc. (since 2007), Executive Vice President of TIAA-CREF Enterprises, Inc. and Manager, President and CEO, TIAA-CREF Redwood, LLC (since 2006). Director of Tuition Financing (2008–2009); Senior Vice President, Pension Products (2003–2006).

Constance K. Weaver TIAA-CREF 730 Third Avenue New York, NY 10017-3206 DOB: 9/26/52	Executive Vice President	One-year term. Executive Vice President since 2010.

Executive Vice President, Chief Marketing and Communications Officer of TIAA and Executive Vice President of the TIAA-CREF Fund Complex (since 2010); Senior Vice President, The Hartford Financial Services Group, Inc. (2008–2010); Executive Vice President and Chief Marketing Officer, BearingPoint (2005–2008).

TIAA-CREF Funds ▪ Funds-of-Funds ▪ Statement of Additional Information	B-25

EQUITY OWNERSHIP OF THE TRUSTEES

          The following chart includes information relating to equity securities that are beneficially owned by the trustees of the Trust in the Funds and in the same “family of investment companies” as the Funds, as of December 31, 2010. At that time, the Funds’ family of investment companies included the Funds and all of the other series of the Trust, CREF, TIAA-CREF Life Funds and TIAA Separate Account VA-1.

DISINTERESTED TRUSTEES

Name of Trustee	Dollar Range of Equity Securities in the Funds	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Trustee in Family of Investment Companies

Forrest Berkley	Over $100,000	Over $100,000
Nancy A. Eckl	$50,001–100,000	Over $100,000
Eugene Flood, Jr.	Over $100,000	Over $100,000
Michael A. Forrester	$50,001–100,000	Over $100,000
Howell E. Jackson	Over $100,000	Over $100,000
Nancy L. Jacob	Over $100,000	Over $100,000
Bridget Macaskill	Over $100,000	Over $100,000
James M. Poterba	$0	Over $100,000
Maceo K. Sloan	Over $100,000	Over $100,000
Laura T. Starks	Over $100,000	Over $100,000

TRUSTEE AND OFFICER COMPENSATION

          The following table shows the compensation from the Trust and the TIAA-CREF Fund Complex received by each non-officer trustee for the fiscal year ended September 30, 2010. The Trust’s officers received no compensation from the Trust during the fiscal year ended September 30, 2010. For purposes of this chart, the TIAA-CREF Fund Complex consists of: CREF, TIAA Separate Account VA-1, TIAA-CREF Life Funds and the Trust (including the TIAA-CREF Lifecycle Funds and TIAA-CREF Lifecycle Index Funds), each a registered investment company.

Name of Trustee	Aggregate Compensation From Trust†	Pension or Retirement Benefits Accrued As Part of Trust Expenses**	Total Compensation Paid From TIAA-CREF Fund Complex†

Forrest Berkley***	$16,499.98	$10,765.76	$207,500.00
Nancy A. Eckl	$19,129.58	$10,765.76	$228,750.00
Eugene Flood, Jr.	$18,024.61	$10,765.76	$219,500.00
Michael A. Forrester	$16,210.46	$10,765.76	$205,000.00
Howell E. Jackson	$18,550.53	$10,765.76	$223,750.00
Nancy L. Jacob	$20,128.29	$10,765.76	$236,500.00
Bridget Macaskill	$16,036.74	$10,765.76	$203,500.00
James M. Poterba***	$20,128.29	$10,765.76	$236,500.00
Maceo K. Sloan***	$24,381.46	$10,765.76	$270,750.00
Laura T. Starks	$18,314.14	$10,765.76	$222,000.00
Total:	$187,404.08	$107,657.58	$2,253,750.00

†	Compensation figures include cash and amounts deferred under both the long-term compensation plan and option deferral compensation plan described below.

**

Amounts deferred under the long-term compensation plan described below. Messrs. Berkley, Poterba and Sloan elected to defer a portion of this compensation in accordance with the provisions of such plan.

*** For the fiscal year ended September 30, 2010, Mr. Berkley elected to defer $132,500, Mr. Poterba elected to defer $71,500 and Mr. Sloan elected to defer $195,750 of total compensation from the TIAA-CREF Fund Complex.

B-26	Statement of Additional Information ▪ TIAA-CREF Funds ▪ Funds-of-Funds

          The Board has approved trustee compensation at the following rates, effective January 1, 2011: an annual retainer of $125,000; an annual long-term compensation contribution of $75,000; an annual committee chair fee of $20,000 ($25,000 for the chairs of the Operations and Audit and Compliance Committees); an annual Board chair fee of $50,000; and an annual committee retainer of $20,000 ($25,000 for the Operations and Audit and Compliance Committees). The chair and members of the Executive Committee do not receive fees for service on that committee. The trustees may also receive special or ad hoc Board or Committee fees of $2,500 per meeting. Trustee compensation reflects service to all of the investment companies within the TIAA-CREF Fund Complex and is prorated to those companies based upon assets under management. The level of compensation is evaluated regularly and is based on a study of compensation at comparable companies, the time and responsibilities required of the trustees, and the need to attract and retain well-qualified Board members.

          The Funds have a long-term compensation plan for non-officer trustees. Currently, under this unfunded plan, annual contributions equal to $75,000 are allocated to notional investments in TIAA-CREF products (like TIAA or CREF annuities and/or certain Funds) selected by each trustee. After the trustee leaves the Board, benefits will be paid in a lump sum or in annual installments over 5, 10, 15 or 20 years, as requested by the trustee. The Board may waive the mandatory retirement policy for the trustees, which would delay the commencement of benefit payments until after the trustee eventually retires from the Board. Pursuant to a separate deferred compensation plan, non-officer trustees also have the option to defer payments of their basic retainer, additional retainers and/or meeting fees and allocate those amounts to notional investments in TIAA-CREF products (like TIAA or CREF annuities and/or certain Funds) selected by each trustee. Benefits under that plan are also paid in a lump sum or annual installments over 5, 10, 15 or 20 years, as requested by the trustee. The compensation table above does not reflect any payments under the long-term compensation plan.

BOARD COMMITTEES

          The Board of Trustees has appointed the following standing committees, each with specific responsibilities for aspects of the Trust’s operations:

(1)

An Audit and Compliance Committee, consisting solely of independent trustees, which assists the Board in fulfilling its oversight responsibilities relating to financial reporting, internal controls and certain compliance matters. The Audit and Compliance Committee is charged with approving the appointment, compensation, retention (or termination) and oversight of the work of the Funds’ independent registered public accounting firm. The Audit and Compliance Committee has adopted a written charter that is available upon request. During the fiscal year ended September 30, 2010, the Audit and Compliance Committee held eight meetings. The current members of the Audit and Compliance Committee are Ms. Eckl (chair), Mr. Berkley, Prof. Poterba and Mr. Sloan. Ms. Eckl has been designated the audit committee financial expert.

(2)

An Investment Committee, consisting solely of independent trustees, which assists the Board in fulfilling its oversight responsibilities for the Trust’s investments. During the fiscal year ended September 30, 2010, the Investment Committee held six meetings. The current members of the Investment Committee are Dr. Flood (chair), Mr. Berkley, Dr. Jacob, Ms. Macaskill, Prof. Poterba and Mr. Sloan.

(3)

A Corporate Governance and Social Responsibility Committee, consisting solely of independent trustees, which assists the Board in fulfilling its oversight responsibilities for corporate social responsibility and corporate governance issues, including the voting of proxies of portfolio companies of the Trust and the initiation of appropriate shareholder resolutions. During the fiscal year ended September 30, 2010, the Corporate Governance and Social Responsibility Committee held six meetings. The current members of the Corporate Governance and Social Responsibility Committee are Prof. Poterba (chair), Mr. Forrester, Prof. Jackson and Dr. Starks.

(4)

An Executive Committee, consisting solely of independent trustees, which generally is vested with full board powers between Board meetings on matters that arise between Board meetings. During the fiscal year ended September 30, 2010, the Executive Committee held no meetings. The current members of the Executive Committee are Mr. Sloan (chair), Ms. Eckl, Prof. Jackson and Dr. Jacob.

(5)

A Nominating and Governance Committee, consisting solely of independent trustees, which nominates certain Trust officers and the members of the standing committees of the Board, recommends candidates for election as trustees and assists the Board with respect to other governance matters. During the fiscal year ended September 30, 2010, the Nominating and Governance Committee held ten meetings. The current members of the Nominating and Governance Committee are Dr. Jacob (chair), Ms. Eckl, Mr. Sloan and Dr. Starks.

(6)

An Operations Committee, consisting solely of independent trustees, which assists the Board in fulfilling its oversight responsibilities for operational matters of the Trust, including oversight of contracts with third party service providers and certain legal, compliance, finance, sales and marketing matters. During the fiscal year ended September 30, 2010, the Operations Committee held seven meetings. The current members of the Operations Committee are Prof. Jackson (chair), Dr. Flood, Mr. Forrester, Dr. Jacob, Ms. Macaskill and Dr. Starks.

          Investors can recommend, and the Nominating and Governance Committee will consider, nominees for election as trustees by providing potential nominee names and background information to the Secretary of the TIAA-CREF Funds. The Secretary’s address is: Office of the Corporate Secretary, 730 Third Avenue, New York, NY 10017-3206 or trustees@tiaa-cref.org.

TIAA-CREF Funds ▪ Funds-of-Funds ▪ Statement of Additional Information	B-27

PROXY VOTING POLICIES

          The Trust has adopted policies and procedures to govern the Funds’ voting of proxies of portfolio companies. The Trust seeks to use proxy voting as a tool to promote positive returns for long-term shareholders. The Trust believes that sound corporate governance practices and responsible corporate behavior create the framework from which public companies can be managed in the long-term interests of shareholders.

          As a general matter, the Trust’s Board has delegated to Advisors responsibility for voting proxies of the Funds’ portfolio companies in accordance with the Trust’s Board approved guidelines developed and established by the Corporate Governance and Social Responsibility Committee. Guidelines for voting proxy proposals are articulated in the TIAA-CREF Policy Statement on Corporate Governance, attached as an Appendix to this SAI.

          Advisors votes proxies solicited by an Underlying Fund in the same proportion as the vote of the Underlying Fund’s shareholders other than the Funds (sometimes called “mirror” or “echo” voting).

          Advisors has a dedicated team of professionals responsible for reviewing and voting proxies. In analyzing a proposal, these professionals utilize various sources of information to enhance their ability to evaluate the proposal. These sources may include third party proxy advisory firms and consultants, various corporate governance related publications and TIAA-CREF investment professionals. Based on their analysis of proposals and guided by the TIAA-CREF Policy Statement on Corporate Governance, these professionals then vote in a manner intended solely to advance the best interests of the Funds’ shareholders. Occasionally, when a proposal relates to issues not addressed in the TIAA-CREF Policy Statement on Corporate Governance, Advisors may seek guidance on how to vote from the Corporate Governance and Social Responsibility Committee.

          The Trust and Advisors believe that they have implemented policies, procedures and processes designed to prevent conflicts of interest from influencing proxy voting decisions. These include (i) oversight by the Corporate Governance and Social Responsibility Committee; (ii) a clear separation of proxy voting functions from external client relationship and sales functions; and (iii) the active monitoring of required annual disclosures of potential conflicts of interest by individuals who have direct roles in executing or influencing the Funds’ proxy voting (e.g., Advisors’ proxy voting professionals, or trustees or senior executives of the Trust, Advisors or Advisors’ affiliates) by Advisors’ legal and compliance professionals.

          There could be rare instances in which an individual who has a direct role in executing or influencing the Funds’ proxy voting (e.g., Advisors’ proxy voting professional, or a trustee or senior executive of the Trust, Advisors or Advisors’ affiliates) is either a director or executive of a portfolio company or may have some other association with a portfolio company. In such cases, this individual is required to recuse himself or herself from all decisions related to proxy voting for that portfolio company.

          A record of all proxy votes cast for the Funds for the twelve-month period ended June 30, 2010, can be obtained, free of charge, at www.tiaa-cref.org, and on the SEC’s website at www.sec.gov.

B-28	Statement of Additional Information ▪ TIAA-CREF Funds ▪ Funds-of-Funds

PRINCIPAL HOLDERS OF SECURITIES

          As of December 31, 2010, the following persons are known by the Trust to hold beneficially or of record 5% or more of the outstanding shares of any class of a Fund:

Fund/Class	Percentage of Holding	Shares

JPMorgan Chase Bank NA FBO TIAA-CREF Trust Co As Cust For IRA Clients Attn: DC Plan Service Team 1 New York Plz Fl 17 New York NY 10004-1949
Lifecycle 2010 Fund - Retirement Class	18.44%	8,026,339.149
Lifecycle 2015 Fund - Retirement Class	17.15%	9,473,496.420
Lifecycle 2020 Fund - Retirement Class	14.15%	9,204,070.507
Lifecycle 2025 Fund - Retirement Class	11.69%	7,262,434.113
Lifecycle 2030 Fund - Retirement Class	9.30%	5,624,269.359
Lifecycle 2035 Fund - Retirement Class	6.80%	4,070,793.876
Lifecycle 2045 Fund - Retirement Class	7.60%	952,781.552
Lifecycle 2050 Fund - Retirement Class	8.70%	550,927.724
Lifecycle Retirement Income Fund - Retirement Class	61.40%	2,815,124.459
Managed Allocation Fund - Retirement Class	51.79%	1,494,092.646

JPMorgan Chase Bank TTEE/Cust FBO Ret Plans With TIAA As Recordkeeper Attn: DC Plan Service Team 4 New York Plz Fl 17 New York NY 10004-2413
Lifecycle 2010 Fund - Institutional Class	47.78%	3,068,489.959
Lifecycle 2010 Fund - Premier Class	99.12%	4,360,738.742
Lifecycle 2010 Fund - Retirement Class	80.90%	35,205,110.304
Lifecycle 2015 Fund - Institutional Class	54.94%	5,043,405.424
Lifecycle 2015 Fund - Premier Class	99.10%	5,715,316.622
Lifecycle 2015 Fund - Retirement Class	82.80%	45,750,215.318
Lifecycle 2020 Fund - Institutional Class	59.36%	6,218,511.396
Lifecycle 2020 Fund - Premier Class	99.33%	7,745,627.132
Lifecycle 2020 Fund - Retirement Class	85.63%	55,711,407.072
Lifecycle 2025 Fund - Institutional Class	56.27%	5,692,674.668
Lifecycle 2025 Fund - Premier Class	99.19%	7,964,947.984
Lifecycle 2025 Fund - Retirement Class	88.26%	54,854,764.343
Lifecycle 2030 Fund - Institutional Class	57.43%	6,075,938.190
Lifecycle 2030 Fund - Premier Class	99.35%	7,992,541.626
Lifecycle 2030 Fund - Retirement Class	90.59%	54,621,422.406
Lifecycle 2035 Fund - Institutional Class	61.06%	6,520,013.814
Lifecycle 2035 Fund - Premier Class	99.45%	8,206,232.704
Lifecycle 2035 Fund - Retirement Class	93.12%	55,652,457.739
Lifecycle 2040 Fund - Institutional Class	60.49%	8,838,067.168
Lifecycle 2040 Fund - Premier Class	99.63%	11,085,424.055
Lifecycle 2040 Fund - Retirement Class	95.50%	84,197,316.767
Lifecycle 2045 Fund - Institutional Class	47.1%	1,025,910.977
Lifecycle 2045 Fund - Premier Class	96.16%	932,965.759
Lifecycle 2045 Fund - Retirement Class	91.33%	11,393,526.424
Lifecycle 2050 Fund - Institutional Class	33.14%	395,523.032
Lifecycle 2050 Fund - Premier Class	91.86%	424,036.260
Lifecycle 2050 Fund - Retirement Class	89.13%	5,591,925.699
Lifecycle Index 2010 Fund - Institutional Class	90.99%	3,608,759.508
Lifecycle Index 2010 Fund - Premier Class	95.45%	534,668.593
Lifecycle Index 2010 Fund - Retirement Class	19.93%	6,404.540
Lifecycle Index 2015 Fund - Institutional Class	93.78%	5,386,520.938

Fund/Class	Percentage of Holding	Shares

Lifecycle Index 2015 Fund - Premier Class	96.73%	753,625.594
Lifecycle Index 2015 Fund - Retirement Class	32.13%	12,257.210
Lifecycle Index 2020 Fund - Institutional Class	94.20%	5,805,280.147
Lifecycle Index 2020 Fund - Premier Class	98.36%	1,524,685.588
Lifecycle Index 2020 Fund - Retirement Class	25.17%	8,881.046
Lifecycle Index 2025 Fund - Institutional Class	94.21%	5,813,833.721
Lifecycle Index 2025 Fund - Premier Class	97.02%	829,729.099
Lifecycle Index 2025 Fund - Retirement Class	30.71%	12,060.459
Lifecycle Index 2030 Fund - Institutional Class	94.63%	6,303,288.787
Lifecycle Index 2030 Fund - Premier Class	97.83%	1,149,170.972
Lifecycle Index 2030 Fund - Retirement Class	63.29%	51,568.249
Lifecycle Index 2035 Fund - Institutional Class	94.48%	6,122,004.453
Lifecycle Index 2035 Fund - Premier Class	95.48%	539,527.036
Lifecycle Index 2035 Fund - Retirement Class	57.51%	37,999.428
Lifecycle Index 2040 Fund - Institutional Class	95.87%	8,290,163.137
Lifecycle Index 2040 Fund - Premier Class	96.90%	797,775.544
Lifecycle Index 2040 Fund - Retirement Class	48.74%	26,957.710
Lifecycle Index 2045 Fund - Institutional Class	81.53%	1,586,906.540
Lifecycle Index 2045 Fund - Premier Class	91.02%	260,044.737
Lifecycle Index 2045 Fund - Retirement Class	19.80%	7,060.227
Lifecycle Index 2050 Fund - Institutional Class	73.06%	976,255.381
Lifecycle Index 2050 Fund - Premier Class	83.00%	125,428.749
Lifecycle Index Retirement Income Fund -Institutional Class	41.95%	262,065.633
Lifecycle Index Retirement Income Fund - Premier Class	81.42%	113,281.425
Lifecycle Retirement Income Fund - Institutional Class	9.78%	137,285.298
Lifecycle Retirement Income Fund - Premier Class	87.02%	200,531.109
Lifecycle Retirement Income Fund - Retirement Class	31.23%	1,429,985.768
Managed Allocation Fund – Institutional Class	67.95%	209,920.981
Managed Allocation Fund – Retirement Class	45.33%	1,307,853.214

Mercer Trust Company Cust FBO Local 813 Savings and Thrift Trust Fund Plan Attn: DC Plan Admin. MS N-2-E Norwood MA 02062

Lifecycle Index 2030 Fund - Retirement Class	5.42%	4,415.474
Lifecycle Index 2040 Fund - Retirement Class	5.22%	2,885.330
Lifecycle Index 2045 Fund - Retirement Class	8.27%	2,950.671

Pershing LLC
PO Box 2052
Jersey City NJ 07303-2052
Lifecycle Retirement Income Fund - Retail Class	13.76%	287,461.176

Teachers Insurance & Annuity Assoc Attn Janice Carnicelli Mail Stop 730/06/41 730 Third Ave New York NY 10017-3206
Lifecycle 2045 Fund - Institutional Class	5.01%	108,909.079
Lifecycle 2050 Fund - Institutional Class	9.15%	109,157.539
Lifecycle 2050 Fund - Premier Class	7.86%	36,275.704
Lifecycle Index 2010 Fund - Institutional Class	9.01%	357,403.207
Lifecycle Index 2010 Fund - Retirement Class	79.35%	25,492.482
Lifecycle Index 2015 Fund - Institutional Class	6.22%	357,089.930
Lifecycle Index 2015 Fund - Retirement Class	66.76%	25,471.749
Lifecycle Index 2020 Fund - Institutional Class	5.80%	357,220.197
Lifecycle Index 2020 Fund - Retirement Class	72.21%	25,480.634
Lifecycle Index 2025 Fund - Institutional Class	5.79%	357,609.489

TIAA-CREF Funds ▪ Funds-of-Funds ▪ Statement of Additional Information	B-29

Fund/Class	Percentage of Holding	Shares

Lifecycle Index 2025 Fund - Retirement Class	64.95%	25,508.642
Lifecycle Index 2030 Fund - Institutional Class	5.37%	357,426.849
Lifecycle Index 2030 Fund - Retirement Class	31.29%	25,498.640
Lifecycle Index 2035 Fund - Institutional Class	5.52%	357,716.481
Lifecycle Index 2035 Fund - Retirement Class	38.62%	25,520.142
Lifecycle Index 2040 Fund - Retirement Class	46.05%	25,469.834
Lifecycle Index 2045 Fund - Institutional Class	18.47%	359,587.874
Lifecycle Index 2045 Fund - Premier Class	8.98%	25,666.701
Lifecycle Index 2045 Fund - Retirement Class	71.93%	25,651.110
Lifecycle Index 2050 Fund - Institutional Class	26.94%	359,977.428
Lifecycle Index 2050 Fund - Premier Class	17.00%	25,694.609
Lifecycle Index 2050 Fund - Retirement Class	93.08%	25,677.886
Lifecycle Index Retirement Income Fund - Institutional Class	58.05%	362,579.413
Lifecycle Index Retirement Income Fund - Premier Class	18.58%	25,852.781
Lifecycle Index Retirement Income Fund - Retirement Class	98.04%	25,820.900
Lifecycle Retirement Income Fund - Institutional Class	23.64%	331,675.512
Lifecycle Retirement Income Fund - Premier Class	12.70%	29,265.211
Lifecycle Retirement Income Fund - Retail Class	21.13%	441,400.378
Lifecycle Retirement Income Fund - Retirement Class	7.20%	329,589.558

TIAA-CREF
Individual & Institutional Serv Inc
For Exclusive Benefit of Customers
Attn Patrick Nelson
730 3rd Ave
New York NY 10017-3206
Lifecycle 2010 Fund - Institutional Class	51.47%	3,305,365.151
Lifecycle 2015 Fund - Institutional Class	44.63%	4,097,233.270
Lifecycle 2020 Fund - Institutional Class	40.15%	4,206,256.289
Lifecycle 2025 Fund - Institutional Class	43.45%	4,395,507.118
Lifecycle 2030 Fund - Institutional Class	42.35%	4,480,315.543
Lifecycle 2035 Fund - Institutional Class	38.74%	4,137,021.558
Lifecycle 2040 Fund - Institutional Class	39.47%	5,767,011.631
Lifecycle 2045 Fund - Institutional Class	47.61%	1,035,362.344
Lifecycle 2050 Fund - Institutional Class	57.54%	686,706.254
Lifecycle Retirement Income Fund - Institutional Class	66.58%	934,126.416

SEI Private Trust Co
Attn: Mutual Funds Administration
One Freedom Valley Drive
Oaks, PA 19456-9989
Managed Allocation Fund – Institutional Class	28.91%	89,316.156

          The current trustees and officers of the Trust, as a group, beneficially or of record owned less than 1% of the shares of each of the classes of the Funds as of December 31, 2010.

          Any person owning more than 25% of a Fund’s shares may be considered a “controlling person” of that Fund. A controlling person’s vote could have a more significant effect on matters presented to shareholders for approval than the vote of other Fund shareholders.

INVESTMENT ADVISORY AND OTHER SERVICES

INVESTMENT ADVISORY SERVICES

          Investment advisory and related services for the Funds are provided by personnel of Advisors, which is registered with the SEC under the Investment Advisers Act of 1940. Advisors manages the investment and reinvestment of the assets of the Funds, subject to the oversight of the Board of Trustees. Advisors performs all research, makes recommendations and places orders for the purchase and sale of securities. Advisors also provides or oversees the provision of portfolio accounting, custodial, compliance, administrative and related services for the assets of the Funds.

          TIAA, an insurance company, holds all of the shares of TIAA-CREF Enterprises, Inc. (“Enterprises”), which in turn holds all of the shares of Advisors and of TPIS, the principal underwriter for the Trust. TIAA also holds all the shares of TIAA-CREF Individual & Institutional Services, LLC (“Services”) and TIAA-CREF Investment Management, LLC (“Investment Management”). Services acts as the principal underwriter, and Investment Management provides investment advisory services, to CREF, a companion organization to TIAA. All of the foregoing are affiliates of the Trust and Advisors.

          Advisors manages each Fund pursuant to an Investment Management Agreement. Under the Agreement, investment management fees are calculated daily and paid monthly to Advisors. They are calculated as a percentage of the average value of the net assets each day for each Fund, and are accrued daily proportionately at 1/365th (1/366th in a leap year) of the rates set forth in the Prospectuses. However, Advisors has contractually agreed to waive its 0.10% investment management fee on each Lifecycle Fund through September 30, 2012. The Funds also pay Advisors for certain administrative services that Advisors provides to the Funds on an at-cost basis.

          Furthermore, Advisors has also contractually agreed to reimburse the Lifecycle Funds for any Total Annual Fund Operating Expenses (excluding Acquired Fund Fees and Expenses and extraordinary expenses) that exceed: (i) 0.25% of average daily net assets for Retail Class shares; (ii) 0.25% of average daily net assets for Retirement Class shares; (iii) 0.15% of average daily net assets for Premier Class shares; and (iv) 0.00% of average daily net assets for Institutional Class shares of the Lifecycle Funds. Advisors has contractually agreed to reimburse the Lifecycle Index Funds for any Total Annual Fund Operating Expenses (excluding Acquired Fund Fees and Expenses and extraordinary expenses) that exceed: (i) 0.35% of average daily net assets for Retirement Class shares; (ii) 0.25% of average daily net assets for Premier Class shares; and (iii) 0.10% of average daily net assets for Institutional Class shares of the Lifecycle Index Funds. Advisors has contractually agreed to reimburse the Managed Allocation Fund for Total Annual Fund Operating Expenses (excluding Acquired Fund Fees and Expenses and extraordinary expenses) that exceed 0.00% of average daily net assets for Institutional Class shares and 0.25% of average daily net assets for Retail and Retirement Class shares of the Managed Allocation Fund. All of the expense reimbursement arrangements referenced above will continue through at least September 30, 2012, unless changed with approval of the Board of Trustees.

          Each of the Underlying Funds has also entered into an investment management agreement with Advisors. Each Fund indirectly bears a pro rata share of the investment management fees and other expenses incurred by the Underlying Funds in which the Fund invests.

          For the fiscal years ended September 30, 2010, 2009 and 2008 the table below reflects the total dollar amount of investment management fees paid by each Fund.

B-30	Statement of Additional Information ▪ TIAA-CREF Funds ▪ Funds-of-Funds

	Gross Fiscal Years Ended September 30,			Waived Fiscal Years Ended September 30,			Net Fiscal Years Ended September 30,

Fund	2010	2009	2008	2010	2009	2008	2010	2009	2008

Lifecycle 2010 Fund	$479,247	$322,820	$323,474	$479,247	$322,820	$323,474	$—	$—	$—
Lifecycle 2015 Fund	$568,618	$334,285	$268,332	$568,618	$334,285	$268,332	$—	$—	$—
Lifecycle 2020 Fund	$625,680	$332,187	$237,577	$625,680	$332,187	$237,577	$—	$—	$—
Lifecycle 2025 Fund	$590,381	$301,245	$203,434	$590,381	$301,245	$203,434	$—	$—	$—
Lifecycle 2030 Fund	$561,235	$281,695	$185,557	$561,235	$281,695	$185,557	$—	$—	$—
Lifecycle 2035 Fund	$556,588	$265,350	$156,524	$556,588	$265,350	$156,524	$—	$—	$—
Lifecycle 2040 Fund	$830,103	$400,586	$224,381	$830,103	$400,586	$224,381	$—	$—	$—
Lifecycle 2045 Fund	$60,768	$13,199	$2,013	$60,768	$13,199	$2,013	$—	$—	$—
Lifecycle 2050 Fund	$29,591	$6,725	$1,717	$29,591	$6,725	$1,717	$—	$—	$—
Lifecycle Retirement Income Fund	$50,501	$19,618	$9,689	$50,501	$19,618	$9,689	$—	$—	$—

	Gross Fiscal Years Ended September 30,			Waived Fiscal Years Ended September 30,			Net Fiscal Years Ended September 30,

Fund	2010	2009	2008*	2010	2009	2008*	2010	2009	2008*

Lifecycle Index 2010 Fund	$13,638	$11	$—	$3,417	$—	$—	$10,221	$11	$—
Lifecycle Index 2015 Fund	$18,297	$11	$—	$4,698	$—	$—	$13,599	$11	$—
Lifecycle Index 2020 Fund	$19,369	$11	$—	$5,033	$—	$—	$14,336	$11	$—
Lifecycle Index 2025 Fund	$18,258	$11	$—	$4,750	$—	$—	$13,508	$11	$—
Lifecycle Index 2030 Fund	$21,475	$11	$—	$5,576	$—	$—	$15,899	$11	$—
Lifecycle Index 2035 Fund	$19,952	$11	$—	$5,172	$—	$—	$14,780	$11	$—
Lifecycle Index 2040 Fund	$30,520	$11	$—	$7,885	$—	$—	$22,635	$11	$—
Lifecycle Index 2045 Fund	$8,842	$11	$—	$2,127	$—	$—	$6,715	$11	$—
Lifecycle Index 2050 Fund	$6,922	$11	$—	$1,574	$—	$—	$5,348	$11	$—
Lifecycle Index Retirement
Income Fund	$5,516	$11	$—	$1,183	$—	$—	$4,333	$11	$—
Managed Allocation Fund	$—	$—	$—	$—	$—	$—	$—	$—	$—

*	The Lifecycle Index Funds were not operational during this period.

          Additionally, under the Investment Management Agreement, the Funds paid to Advisors the allocated cost of certain compliance and administrative services provided by Advisors. The table below reflects the amounts paid to Advisors by the Funds for these compliance and administrative services for the fiscal years ended September 30, 2008, 2009 and 2010:

	Fund Administration Fees			Compliance Fees

Fund Name	9/30/2008	9/30/2009	9/30/2010	9/30/2008	9/30/2009	9/30/2010

Lifecycle 2010 Fund	$—	$127,542	$36,058	$4,989	$2,517	$15,136
Lifecycle 2015 Fund	$—	$134,902	$43,665	$4,989	$2,694	$18,185
Lifecycle 2020 Fund	$—	$133,790	$48,469	$4,989	$2,529	$20,007
Lifecycle 2025 Fund	$—	$123,258	$45,999	$4,989	$1,726	$18,910
Lifecycle 2030 Fund	$—	$116,641	$43,851	$4,989	$1,217	$18,027
Lifecycle 2035 Fund	$—	$111,168	$43,791	$4,989	$762	$17,934
Lifecycle 2040 Fund	$—	$156,118	$65,363	$4,989	$3,930	$26,708
Lifecycle 2045 Fund	$—	$2,143	$4,849	$4,634	$641	$1,875
Lifecycle 2050 Fund	$—	$554	$2,318	$4,634	$510	$901
Lifecycle Retirement Income Fund	$—	$6,480	$3,947	$4,634	$840	$2,182
Lifecycle Index 2010 Fund	$—	$—	$1,031	$—	$—	$400
Lifecycle Index 2015 Fund	$—	$—	$1,370	$—	$—	$505
Lifecycle Index 2020 Fund	$—	$—	$1,391	$—	$—	$529
Lifecycle Index 2025 Fund	$—	$—	$1,337	$—	$—	$491
Lifecycle Index 2030 Fund	$—	$—	$1,578	$—	$—	$600
Lifecycle Index 2035 Fund	$—	$—	$1,437	$—	$—	$547
Lifecycle Index 2040 Fund	$—	$—	$2,312	$—	$—	$877
Lifecycle Index 2045 Fund	$—	$—	$680	$—	$—	$254
Lifecycle Index 2050 Fund	$—	$—	$544	$—	$—	$210
Lifecycle Index Retirement Income Fund	$—	$—	$455	$—	$—	$192
Managed Allocation Fund	$22,549	$106,909	$42,392	$5,901	$5,755	$17,182

RETIREMENT CLASS SERVICE AGREEMENT

          The Trust, on behalf of each Fund that offers Retirement Class Shares (as described in each Fund’s Prospectus), has entered into a service agreement with Advisors pursuant to which Advisors provides or arranges for the provision of certain administrative services for the Retirement Class shares, including services associated with maintenance of Retirement Class shares on retirement plan and other platforms (the “Retirement Class Service Agreement”).

          For the services rendered, the facilities furnished and expenses assumed by Advisors, each Fund pays an annual rate of 0.25% of net assets attributable to Retirement Class shares of the Fund under the Retirement Class Service Agreement. The service fees are accrued daily at their proportional annual rate. The fees paid under the Service Agreement for the fiscal years ended September 30, 2010, 2009 and 2008 by the Funds are set forth in the table below:

	Fiscal Years Ended September 30,

Fund	2010	2009	2008

Lifecycle 2010 Fund	$1,118,818	$778,375	$799,579
Lifecycle 2015 Fund	$1,325,886	$809,322	$666,039
Lifecycle 2020 Fund	$1,468,330	$807,462	$592,201
Lifecycle 2025 Fund	$1,378,097	$730,529	$506,655
Lifecycle 2030 Fund	$1,317,347	$684,155	$463,337
Lifecycle 2035 Fund	$1,308,254	$645,416	$391,295

TIAA-CREF Funds ▪ Funds-of-Funds ▪ Statement of Additional Information	B-31

	Fiscal Years Ended September 30,

Fund	2010	2009	2008*

Lifecycle 2040 Fund	$1,950,627	$974,851	$559,713
Lifecycle 2045 Fund	$139,132	$30,620	$3,144
Lifecycle 2050 Fund	$64,758	$14,607	$2,394
Lifecycle Retirement Income Fund	$71,683	$24,827	$7,297
Lifecycle Index 2010 Fund	$653	$2	$—
Lifecycle Index 2015 Fund	$664	$2	$—
Lifecycle Index 2020 Fund	$658	$2	$—
Lifecycle Index 2025 Fund	$666	$2	$—
Lifecycle Index 2030 Fund	$720	$2	$—
Lifecycle Index 2035 Fund	$690	$2	$—
Lifecycle Index 2040 Fund	$689	$2	$—
Lifecycle Index 2045 Fund	$668	$2	$—
Lifecycle Index 2050 Fund	$655	$2	$—
Lifecycle Index Retirement
Income Fund	$647	$2	$—
Managed Allocation Fund	$59,476	$39,034	$38,450

*	The Lifecycle Index Funds were not operational during this fiscal period.

          The Retirement Class Service Agreement will continue in effect until terminated. The Agreement provides that it may be terminated without penalty by the Board of Trustees or by Advisors, in each case on sixty (60) days’ written notice to the other party. The Agreement may also be amended as to any Fund by the parties only if such amendment is specifically approved by the Board of Trustees.

UNDERWRITER

          Teachers Personal Investors Services, Inc. (“TPIS”), 730 Third Avenue, New York, NY 10017-3206, is considered the “principal underwriter” for the Trust. TIAA holds all of the shares of Enterprises, which in turn holds all the shares of Advisors and of TPIS. Shares of the Funds are offered on a continuous basis with no sales load. Pursuant to a Distribution Agreement with the Trust, TPIS has the right to distribute shares of the Funds from year to year, subject to annual approval of the Distribution Agreement by the Board of Trustees. TPIS may enter into selling agreements with one or more broker-dealers, which may or may not be affiliated with TPIS, to provide distribution-related services to the Funds.

CUSTODIAN, TRANSFER AGENT AND FUND ACCOUNTING AGENT

          State Street Bank and Trust Company (“State Street”), 1776 Heritage Drive, Quincy, MA 02171, acts as custodian for the Trust and the Funds. As custodian, State Street is responsible for the safekeeping of the Funds’ portfolio securities. State Street also acts as fund accounting agent for the Trust and the Funds.

          Boston Financial Data Services, Inc., 2 Heritage Drive, Quincy, MA 02171, acts as the transfer and dividend paying agent for the Funds.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

          PricewaterhouseCoopers, LLP, 125 High Street, Boston, MA 02110 serves as the independent registered public accounting firm of the Trust and audited the Lifecycle Funds’, Lifecycle Index Funds’, Managed Allocation Fund’s and the Underlying Funds’ annual financial statements for the fiscal year ended September 30, 2010.

PERSONAL TRADING POLICY

          The Trust and TPIS have adopted codes of ethics under Rule 17j-l of the 1940 Act and Advisors has adopted a code of ethics under Rule 204A-1 of the Investment Advisers Act of 1940. These codes govern the personal trading activities of certain employees, or “access persons,” and members of their households. While these individuals may invest in securities that may also be purchased or held by the Funds, they must also generally pre-clear and report all transactions involving securities covered under the codes. In addition, access persons must generally send duplicates of all confirmation statements and other brokerage account reports to a special compliance unit for review.

INFORMATION ABOUT THE FUNDS’ PORTFOLIO MANAGEMENT TEAM

STRUCTURE OF COMPENSATION FOR PORTFOLIO MANAGERS

          Portfolio management team members are compensated through a combination of base salary, annual performance awards and long-term compensation awards. Currently, the annual performance awards and long-term compensation awards are determined using three variables: investment performance (80% weighting), peer reviews (10% weighting) and manager-subjective ratings (10% weighting).

          Investment performance is calculated, where records are available, over four years, each ending December 31. For each year, the gross excess return (on a before-tax basis) of each Fund is calculated versus each Fund’s composite benchmark index. Please see the Funds’ prospectuses for more detail regarding the components of their composite benchmark indices. This investment performance is averaged using a 40% weight for the most recent year, 30% for the second year, 20% for the third year and 10% for the fourth year. Utilizing the three variables discussed above, total compensation is calculated and then compared to the compensation data obtained from surveys that include comparable investment firms. It should be noted that the total compensation can be increased or decreased based on the performance of the equity or fixed-income group (as applicable) as a unit and the relative success of the TIAA-CREF organization in achieving its financial and operational objectives.

          Portfolio managers for the Lifecycle Retirement Income Fund and Lifecycle Index Retirement Income Fund receive long-term compensation awards that are divided into two components —50% is awarded as units under the TIAA-CREF Long-Term Performance Plan, and 50% is invested in shares of the Fund or Funds managed by the individual(s). Portfolio managers for all other Funds receive 100% of their long-term compensation awards in TIAA-CREF Long-Term Performance Plan units.

ADDITIONAL INFORMATION REGARDING PORTFOLIO MANAGERS

          The following chart includes information relating to the portfolio management team members listed in the Prospectuses, such as other accounts managed by them (registered investment companies and unregistered pooled investment vehicles), total assets in those accounts, and the dollar range of equity securities owned in each of the Funds they manage as of September 30, 2010.

B-32	Statement of Additional Information ▪ TIAA-CREF Funds ▪ Funds-of-Funds

	Number of Other Accounts Managed			Total Assets In Accounts Managed (millions)

Name of Portfolio Manager	Registered Investment Companies		Other Pooled Investment Vehicles	Registered Investment Companies	Other Pooled Investment Vehicles	Dollar Range of Equity Securities Owned in Funds

John M. Cunniff, CFA	0	*	0	$6,174	$0	Lifecycle = $100,001 – 500,000
						Lifecycle Index = $0
						Managed Allocation = $0

Hans L. Erickson, CFA	1	*	0	$105,690	$0	Lifecycle = Over $1,000,000
						Lifecycle Index = $0
						Managed Allocation = Over $1,000,000

Pablo Mitchell	1	*	0	$6,704	$0	Lifecycle = $0
						Lifecycle Index = $0
						Managed Allocation = $1 – 10,000

*	Not including the twenty Lifecycle and Lifecycle Index Funds and the Managed Allocation Fund.

POTENTIAL CONFLICTS OF INTEREST OF ADVISORS AND PORTFOLIO MANAGERS

          Portfolio managers of the Funds and the Underlying Funds may also manage other registered investment companies or unregistered investment pools and investment accounts, including accounts for TIAA or other proprietary accounts, which may raise potential conflicts of interest. Advisors has put in place policies and procedures designed to mitigate any such conflicts. Such conflicts and mitigating policies and procedures include the following:

          Conflicting Positions. Investment decisions made for the Funds or the Underlying Funds may differ from, and may conflict with, investment decisions made by Advisors or its affiliated investment adviser, Investment Management, for other client or proprietary accounts due to differences in investment objectives, investment strategies, account benchmarks, client risk profiles and other factors. As a result of such differences, if an account were to sell a significant position in a security while an Underlying Fund maintained its position in that security, the market price of such securities could decrease and adversely impact the Fund or Underlying Fund’s performance. In the case of a short sale, the selling account would benefit from any decrease in price.

          Allocation of Investment Opportunities. Even where accounts have similar investment mandates as an Underlying Fund, Advisors may determine that investment opportunities, strategies or particular purchases or sales are appropriate for one or more other client or proprietary accounts, but not for the Fund, or are appropriate for the Fund but in different amounts, terms or timing than is appropriate for other client or proprietary accounts. As a result, the amount, terms or timing of an investment by an Underlying Fund may differ from, and performance may be lower than, investments and performance of other client or proprietary accounts.

          Aggregation and Allocation of Orders. Advisors may aggregate orders of the Underlying Funds and its other accounts (including proprietary accounts), and orders of client accounts managed by Investment Management, in each case consistent with Advisors’ policy to seek best execution for all orders. Although aggregating orders is a common means of reducing transaction costs for participating accounts, Advisors may be perceived as causing one client account, such as an Underlying Fund, to participate in an aggregated transaction in order to increase Advisors’ overall allocation of securities in that transaction or future transactions. Allocations of aggregated trades may also be perceived as creating an incentive for Advisors to disproportionately allocate securities expected to increase in value to certain client or proprietary accounts, at the expense of an Underlying Fund. In addition, an Underlying Fund may bear the risk of potentially higher transaction costs if aggregated trades are only partially filled or if orders are not aggregated at all. Advisors has adopted procedures designed to mitigate the foregoing conflicts of interest by treating each account, including the Underlying Funds, fairly and equitably over time in the allocation of investment opportunities and the aggregation and allocation of orders. The procedures also are designed to mitigate conflicts in potentially inconsistent trading and provide guidelines for trading priority. Moreover, Advisors’ trading activities are subject to supervisory review and compliance monitoring to help address and mitigate conflicts of interest and ensure that accounts are being treated fairly and equitably over time.

          For example, in allocating investment opportunities, a portfolio manager considers an account’s or fund’s investment objectives, investment restrictions, cash position, need for liquidity, sector concentration and other objective criteria. In addition, orders for the same single security are generally aggregated with other orders for the same single security received at the same time. If aggregated orders are fully executed, each participating account is allocated its pro rata share on an average price and trading cost basis. In the event the order is only partially filled, each participating account receives a pro rata share. Portfolio managers are also subject to restrictions on potentially inconsistent trading of single securities, although a portfolio manager may sell a single security short if the security is included in an account’s benchmark and the portfolio manager is underweight in that security relative to the account’s benchmark. Moreover, the procedures also provide that trades (both long and short) are generally executed in the order received by the trading desk.

          Advisors’ procedures also address basket trades (trades in a wide variety of securities — on average approximately 100 different issuers) used in quantitative strategies. However, basket trades are generally not aggregated or subject to the same types of restrictions on potentially inconsistent trading as single security trades because basket trades are tailored to a particular index or model portfolio based on the risk profile of a particular account pursuing a particular quantitative strategy. In addition, basket trades are not subject to the same trading priority guidelines as single security trades because an automated and systematic process is used to implement trades.

          Research. Advisors allocates brokerage commissions to brokers who provide execution and research services for the Underlying Funds and some or all of Advisors’ other clients.

TIAA-CREF Funds ▪ Funds-of-Funds ▪ Statement of Additional Information	B-33

Such research services may not always be utilized in connection with the Underlying Funds or other client accounts that may have provided the commission or a portion of the commission paid to the broker providing the services. Advisors is authorized to pay, on behalf of the Underlying Funds, higher brokerage fees than another broker might have charged in recognition of the value of brokerage or research services provided by the broker. Advisors has adopted procedures with respect to these so-called “soft dollar” arrangements, including the use of brokerage commissions to pay for in-house and nonproprietary research, the process for allocating brokerage, and Advisors’ practices regarding the use of third party soft dollars.

          IPO allocation. Advisors has adopted procedures designed to ensure that it allocates initial public offerings to the Underlying Funds and Advisors’ other clients in a fair and equitable manner, consistent with its fiduciary obligations to its clients.

          Compensation. The compensation paid to Advisors for managing the Funds and the Underlying Funds, as well as certain other clients, is based on a percentage of assets under management whereas the compensation paid to Advisors for managing certain other clients is based on cost. However, no client currently pays Advisors a performance-based fee. Nevertheless, Advisors may be perceived as having an incentive to allocate securities that are expected to increase in value to accounts in which Advisors has a proprietary interest or to certain other accounts in which Advisors receives a larger asset-based fee.

ABOUT THE TRUST AND THE SHARES

          The Trust was organized as a Delaware statutory trust on April 15, 1999. A copy of the Trust’s Certificate of Trust, dated April 15, 1999, as amended, is on file with the Office of the Secretary of State of the State of Delaware. As a Delaware statutory trust, the Trust’s operations are governed by its Declaration of Trust. Upon the initial purchase of shares of beneficial interest in the Funds, each shareholder agrees to be bound by the Declaration of Trust, as amended from time to time.

CLASS STRUCTURE

          Each of the Funds offers three classes of shares (Retirement Class, Premier Class and Institutional Class). The Lifecycle Retirement Income Fund and the Managed Allocation Fund also offer Retail Class shares. The distribution and service fee arrangements of each share class are described below.

          Retail Class Shares. Retail Class shares of the Funds are offered to many different types of investors, but are particularly aimed at individual investors. Minimum initial and subsequent investment requirements apply to certain Retail Class investors, as well as a small account maintenance fee. The Lifecycle Retirement Income Fund has adopted a distribution plan pursuant to Rule 12b-1 of the 1940 Act for its Retail Class through which it can reimburse (with respect to the Lifecycle Funds) TPIS, and TPIS in turn, may pay other entities for its expenses associated with distributing, promoting and/or servicing Retail Class shares of the Fund in an annual amount up to 0.25% of average daily net assets.

          Retirement Class Shares. Retirement Class shares of the Funds are offered primarily through accounts established by or on behalf of employers, or the trustees of plans sponsored by or on behalf of employers, in connection with certain employee benefit plans (the “plan(s)”), such as plans described in sections 401(a) (including 401(k) and Keogh plans), 403(b) or 457 of the Code. Retirement Class shares also may be available through custody accounts sponsored or administered by TIAA-CREF that are established by individuals as Individual Retirement Accounts (IRAs) pursuant to section 408 of the Code. Additionally, Retirement Class shares may be available through certain intermediaries who have entered into a contract or arrangement with the Funds or their investment adviser or distributor that enables the intermediaries to purchase this class of shares. The Retirement Class of the Lifecycle and Lifecycle Index Funds has adopted distribution (Rule 12b-1) plans under which these Funds may either reimburse (with respect to the Lifecycle Funds) TPIS for its expenses or compensate (with respect to the Lifecycle Index Funds) TPIS for its activities associated with distributing, promoting and/or servicing Retirement Class shares in an annual amount up to 0.05% of average daily net assets. The Retirement Class of the Managed Allocation Fund is subject to a service fee of 0.25% paid to Advisors for providing or arranging for the provision of certain administrative and shareholder services.

          Premier Class Shares. Premier Class shares of the Funds are offered primarily through accounts established by employers, or the trustees of plans sponsored by or on behalf of employers, inconnection with certain employee benefit plans (the “plan(s)”), such as plans described in sections 401(a) (including 401(k) and Keogh plans), 403(b) (7) or 457 of the Code. Premier Class shares also may be available through custody accounts established by individuals as IRAs pursuant to section 408 of the Code. Additionally, Premier Class shares may be available through certain intermediaries who have entered into a contract or arrangement with the Funds or their investment adviser or distributor that enables the intermediaries to make available this class of shares. Premier Class shares are subject to a distribution (12b-1) plan pursuant to which they may compensate TPIS for distributing, promoting and/or servicing Premier Class shares at an annual rate of 0.15% of average daily net assets.

          Institutional Class Shares. Institutional Class shares of the Funds are only available for purchase by or through certain intermediaries affiliated with TIAA-CREF (“TIAA-CREF Intermediaries”) or other unaffiliated persons or intermediaries, such as state-sponsored tuition savings plans, or employer-sponsored employee benefit plans, who have entered into a contract or arrangement with a TIAA-CREF Intermediary that enables them to purchase shares of the Funds, or other affiliates of TIAA-CREF or other persons that the Trust may approve from time to time. Under certain circumstances, this class may be available through accounts established by employers, or the trustees of plans sponsored by employers, through TIAA-CREF in connection with certain employee benefit plans, such as 401(a) (including 401(k) and Keogh plans), 403(a), 403(b) and 457 plans, or through custody accounts established by individuals through TIAA-CREF as IRAs. Minimum initial investments will apply to certain investors in Institutional Class shares.

          Shareholders investing through employee plans may have to pay additional expenses related to the administration of such plans. All expenses or costs of distributing or promoting Institutional Class shares of the Funds are paid by Advisors.

B-34	Statement of Additional Information ▪ TIAA-CREF Funds ▪ Funds-of-Funds

          The Funds invest in the Institutional Class Shares of the Underlying Funds. Institutional Class shares of the Underlying Funds are offered without distribution plan or shareholder service expenses or fees.

DISTRIBUTION (12b-1) PLANS

          The Trust’s Board of Trustees has adopted four types of Distribution Plans pursuant to Rule 12b-1 under the 1940 Act related to the Funds. The first type of distribution plan concerns the Retirement Class shares of each of the Lifecycle Funds (the “Lifecycle Retirement Class Plan”); the second type of distribution plan concerns Retirement Class shares of each of the Lifecycle Index Funds (the “Lifecycle Index Retirement Class Plan”); the third type of distribution plan concerns Retail Class shares of the Lifecycle Retirement Income Fund and Managed Allocation Fund (the “Retail Class Plan”); and the fourth type of distribution plan concerns the Premier Class shares of the Lifecycle Funds and Lifecycle Index Funds (the “Premier Class Plan”) (collectively, the “Plans”).

          Under the Lifecycle Retirement and Retail Class Plans, the applicable Fund reimburses TPIS for all or part of certain expenses that TPIS incurs in connection with the promotion, distribution and/or shareholder servicing of its Retirement Class shares or Retail Class shares, respectively. Under the Lifecycle Index Retirement Class Plan and all of the Funds’ Premier Class Plans, the applicable Fund pays TPIS at a set annual rate to compensate TPIS for promoting, distributing and/or servicing Retirement or Premier Class shares, respectively. The expenses for which a Fund may compensate or reimburse TPIS under the Plans include, but are not limited to, compensation of dealers and others for the expenses of their various activities primarily intended to promote the sale of the applicable class of shares, as well as for shareholder servicing expenses.

          Reimbursements by a Lifecycle Fund under the Lifecycle Retirement Class Plan are calculated daily and paid monthly up to a rate or rates approved from time to time by the Board, provided that no rate approved by the Board for any Fund may exceed the annual rate of 0.05% of the average daily net asset value of Retirement Class shares of such Fund. Payments by a Lifecycle Index Fund under the Lifecycle Index Retirement Class Plan are calculated daily and paid monthly at the annual rate of 0.05% of the average daily net asset value of Retirement Class shares of each such Fund.

          Reimbursements by the Lifecycle Retirement Income Fund under the Retail Class Plan are calculated daily and paid monthly, and reimbursements by the Managed Allocation Fund under the Retail Class Plan are calculated daily and paid quarterly, up to a rate or rates approved from time to time by the Board, provided that no rate may exceed the annual rate of 0.25% of the average daily net asset value of Retail Class shares of the Lifecycle Retirement Income Fund or the Managed Allocation Fund.

          For purposes of determining the reimbursements payable under each Plan, the NAV of the Funds’ outstanding Retirement Class or Retail Class shares are computed in accordance with the Declaration of Trust. Payments by a Fund under the Premier Class Plan are calculated daily and paid monthly at the annual rate of 0.15% of the average daily net assets of the Premier Class of the Fund.

          Please note, however, that TPIS has contractually agreed not to seek any payment or reimbursement under the Lifecycle Retirement Class Plan through September 30, 2012 and under the Lifecycle Index Retirement Class Plan through September 30, 2012. Therefore, no 12b-1 fees were paid by the Lifecycle Funds pursuant to the Lifecycle Retirement Class Plan or the Lifecycle Index Funds pursuant to the Lifecycle Index Retirement Class Plan in 2010. The continuing suspension agreement concerning the Lifecycle and Lifecycle Index Retirement Class Plans may be amended or terminated at any time by TPIS with the approval of the Board of Trustees.

          For the fiscal year ended September 30, 2010, the table below reflects the net amount of 12b-1 fees paid by Retail Class shares of the Lifecycle Retirement Income Fund and the Managed Allocation Fund under the Retail Class Plan:

Fund	12b-1 Fees Paid

Lifecycle Retirement Income Fund	$14,418
Managed Allocation Fund	$504,861

          For the fiscal year ended September 30, 2010, the table below reflects the aggregate amount of 12b-1 fees paid by Premier Class shares of each Lifecycle Fund and Lifecycle Index Fund under the Premier Class Plan:

Fund	12b-1 Fees Paid	Fund	12b-1 Fees Paid

Lifecycle 2010 Fund	$9,262	Lifecycle Index 2010 Fund	$416
Lifecycle 2015 Fund	$10,185	Lifecycle Index 2015 Fund	$416
Lifecycle 2020 Fund	$12,397	Lifecycle Index 2020 Fund	$479
Lifecycle 2025 Fund	$12,154	Lifecycle Index 2025 Fund	$469
Lifecycle 2030 Fund	$10,800	Lifecycle Index 2030 Fund	$437
Lifecycle 2035 Fund	$12,344	Lifecycle Index 2035 Fund	$450
Lifecycle 2040 Fund	$17,558	Lifecycle Index 2040 Fund	$476
Lifecycle 2045 Fund	$1,304	Lifecycle Index 2045 Fund	$398
Lifecycle 2050 Fund	$661	Lifecycle Index 2050 Fund	$393
Lifecycle Retirement Income Fund	$789	Lifecycle Index Retirement Income Fund	$388

          Amounts paid to TPIS by any class of shares of a Fund will not be used to pay the expenses incurred or fees accrued with respect to any other class of shares of that Fund; provided, however, that expenses attributable to the Fund as a whole will be allocated, to the extent permitted by law, according to a formula based upon gross sales dollars and/or average daily net assets of each such class, as may be approved from time to time by the Board. From time to time, a Fund may participate in joint distribution activities with other mutual funds and the costs of those activities that are not otherwise directly attributable to a particular Fund will be borne by each Fund in proportion to the relative NAV of the participating Fund.

          Each Plan has been approved by a majority of the trustees, including a majority of the trustees who are not interested persons of the Trust and who have no direct or indirect financial interest in the operation of any Plan (the “Independent Trustees”), by votes cast in person at meetings called for the purpose of voting on such Plans. In adopting each Plan, the trustees concluded that, in their judgment, there is a reasonable likelihood that the Plan will benefit the holders of the Fund’s Retirement Class shares, Premier Class shares or Retail Class shares, respectively.

TIAA-CREF Funds ▪ Funds-of-Funds ▪ Statement of Additional Information	B-35

          Pursuant to each Plan, at least quarterly, TPIS provides the Trust with a written report of the amounts expended under the Plan and the purpose for which these expenditures were made. The trustees review these reports on a quarterly basis to determine their continued appropriateness.

          One of the potential benefits of each Plan is that payments to TPIS (and from TPIS to other intermediaries) could lead to increased sales and reduced redemptions of Retirement Class, Retail Class and Premier Class shares, respectively, which could assist a Fund in achieving scale and contribute to the Fund’s longer-term viability. Furthermore, the investment management of a Fund could be enhanced, as net inflows of cash from new sales might enable its portfolio management team to take advantage of attractive investment opportunities, and reduced redemptions could eliminate the potential need to liquidate attractive securities positions in order to raise the funds necessary to meet the redemption requests.

          Each Plan provides that it continues in effect only so long as its continuance is approved at least annually by a majority of both the trustees and the Independent Trustees. Each Plan provides that it may be terminated without penalty with respect to a Fund at any time: (a) by vote of a majority of the Independent Trustees; (b) by a vote of a majority of the votes attributable to a Fund’s Retirement Class shares, Retail Class shares or Premier Class shares (as applicable). Each Plan further provides that it may not be amended to increase materially the maximum amount of the fees specified therein with respect to a Fund without the approval of a majority of the votes attributable to Retirement Class, Retail Class or Premier Class shares of the Fund, respectively. In addition, each Plan provides that no material amendment to the Plan will, in any event, be effective unless it is approved by a majority vote of both the trustees and the Independent Trustees with respect to the applicable Fund or Class. The holders of Retirement Class shares, Retail Class shares and Premier Class shares of each Fund have respective exclusive voting rights with respect to the application of the Plan applicable to the respective share class of each Fund.

INDEMNIFICATION OF SHAREHOLDERS

          Generally, Delaware statutory trust shareholders are not personally liable for obligations of the Delaware statutory trust under Delaware law. The Delaware Statutory Trust Act (“DSTA”) provides that a shareholder of a Delaware statutory trust shall be entitled to the same limitation of liability extended to shareholders of private for-profit corporations. The Declaration of Trust expressly provides that the Trust has been organized under the DSTA and that the Declaration of Trust is to be governed by and interpreted in accordance with Delaware law. It is nevertheless possible that a Delaware statutory trust, such as the Trust, might become a party to an action in another state whose courts refuse to apply Delaware law, in which case shareholders of the Trust could possibly be subject to personal liability.

          To guard against this risk, the Declaration of Trust (i) contains an express disclaimer of shareholder liability for acts or obligations of the Trust and provides that notice of such disclaimer may be given in each agreement, obligation and instrument entered into or executed by the Trust or its trustees, (ii) provides for the indemnification out of property of the Trust of any shareholders held personally liable for any obligations of the Trust or any series of the Trust, and (iii) provides that the Trust shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the Trust and satisfy any judgment thereon. Thus, the risk of a shareholder of a series of the Trust incurring financial loss beyond his or her investment because of shareholder liability is limited to circumstances in which all of the following factors are present: (1) a court refuses to apply Delaware law; (2) the liability arose under tort law or, if not, no contractual limitation of liability was in effect; and (3) the Trust itself would be unable to meet its obligations. In the light of DSTA, the nature of the Trust’s business, and the nature of its assets, the risk of personal liability to a shareholder of a series of the Trust is remote.

INDEMNIFICATION OF TRUSTEES

          The Declaration of Trust further provides that the Trust shall indemnify each of its trustees and officers against liabilities and expenses reasonably incurred by them, in connection with, or arising out of, any action, suit or proceeding, threatened against or otherwise involving such trustee or officer, directly or indirectly, by reason of being or having been a trustee or officer of the Trust. The Declaration of Trust does not authorize the Trust to indemnify any trustee or officer against any liability to which he or she would otherwise be subject by reason of or for willful misfeasance, bad faith, gross negligence or reckless disregard of such person’s duties.

LIMITATION OF FUND LIABILITY

          All persons dealing with a Fund must look solely to the property of that particular Fund for the enforcement of any claims against that Fund, as neither the trustees, officers, agents, nor shareholders assume any personal liability for obligations entered into on behalf of a Fund or the Trust. No Fund is liable for the obligations of any other Fund.

SHAREHOLDER MEETINGS AND VOTING RIGHTS

          Under the Declaration of Trust, the Trust is not required to hold annual meetings to elect trustees or for other purposes, although the Trust may do so periodically. It is not anticipated that the Trust will hold shareholders’ meetings unless required by law or the Declaration of Trust. The Trust will be required to hold a meeting to elect trustees to fill any existing vacancies on the Board if, at any time, fewer than 75% of the trustees holding office were elected by the shareholders of the Trust. The Trust may also hold special meetings to change fundamental policies, approve a management agreement, or for other purposes. The Funds will mail proxy materials to shareholders for these meetings, and the Trust encourages shareholders who cannot attend to vote by proxy.

          Shares of the Trust do not entitle their holders to cumulative voting rights, so that the holders of more than 50% of the net asset value represented by the outstanding shares of the Trust may elect all of the trustees, in which case the holders of the remaining shares would not be able to elect any trustees. Shareholders are entitled to one vote for each dollar of net asset value they own, so that the number of votes a shareholder has is determined by multiplying the number of shares of each Fund held times the net asset value per share of the applicable Fund.

B-36	Statement of Additional Information ▪ TIAA-CREF Funds ▪ Funds-of-Funds

SHARES

          The Trust is authorized to issue an unlimited number of shares of beneficial interest in the Funds. Shares are divided into and may be issued in a designated series representing beneficial interests in one of the Fund’s investment portfolios.

          Each share of a series issued and outstanding is entitled to participate equally in dividends and distributions declared by such series and, upon liquidation or dissolution, in net assets allocated to such series remaining after satisfaction of outstanding liabilities. The shares of each series, when issued, will be fully paid and non-assessable and have no preemptive or conversion rights.

ADDITIONAL FUNDS OR CLASSES

          Pursuant to the Declaration of Trust, the trustees may establish additional Funds (technically “series” of shares) or “classes” of shares in the Trust without shareholder approval. The establishment of additional Funds or classes would not affect the interests of current shareholders in the existing Funds.

DIVIDENDS AND DISTRIBUTIONS

          Each share of a Fund is entitled to such dividends and distributions out of the income earned on the assets belonging to that Fund as are declared in the discretion of the trustees. In the event of the liquidation or dissolution of the Trust as a whole or any individual Fund, shares of the affected Fund are entitled to receive their proportionate share of the assets that are attributable to such shares and which are available for distribution as the trustees in their sole discretion may determine. Shareholders are not entitled to any preemptive, conversion or subscription rights. All shares, when issued, will be fully paid and non-assessable.

PRICING OF SHARES

          The share price of each Fund and Underlying Fund is determined based on the Fund’s net asset value, and the assets of each Fund consist primarily of shares of the Underlying Funds. Therefore, the prices of Fund shares are primarily determined based on the net asset values per share of the Underlying Funds. The assets of each Underlying Fund are valued as of the close of each valuation day in the following manner:

INVESTMENTS FOR WHICH MARKET QUOTATIONS ARE READILY AVAILABLE

          Underlying Fund investments for which market quotations are readily available are valued at the market value of such investments, determined as follows:

EQUITY SECURITIES

          Equity securities listed or traded on a national market or exchange are valued based on their sale price on such market or exchange at the close of business (usually 4:00 p.m. Eastern Time) on the date of valuation, or at the mean of the closing bid and asked prices if no sale is reported. For securities traded on NASDAQ, the closing price quoted by NASDAQ for that security (either the NASDAQ Official Closing Price or the Closing Cross price) is used. Equity securities that are traded on neither a national securities exchange nor on NASDAQ are valued at the last sale price at the close of business on the New York Stock Exchange, if a last sale price is available, or otherwise at the mean of the closing bid and asked prices. Such an equity security may also be valued at fair value as determined in good faith using procedures approved by the Board of Trustees if events materially affecting its value occur between the time its price is determined and the time a Fund’s NAV is calculated.

FOREIGN INVESTMENTS

          Underlying Fund investments traded on a foreign exchange or in foreign markets are valued at the last sale price or official closing price reported on the local exchange where traded and converted to U.S. dollars at the prevailing rates of exchange on the date of valuation. Since the trading of investments on a foreign exchange or in foreign markets is normally completed before the end of a valuation day, such valuation does not take place contemporaneously with the determination of the valuation of certain other investments held by the Fund of the Fund’s net asset value. If events affecting the value of foreign investments occur between the time their share price is determined and the time when a Fund’s net asset value is calculated, such investments will be valued at fair value as determined in good faith using procedures approved by the Board of Trustees. For these securities, the Underlying Fund uses a fair value pricing service approved by the Underlying Fund’s Board of Trustees. This pricing service employs quantitative models to value foreign equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the close of the NYSE. Fair value pricing is subjective in nature and the use of fair value pricing by the Underlying Fund may cause the NAV of the Underlying Fund’s shares to differ significantly from the NAV that would have been calculated using market prices at the close of the foreign exchange on which a portfolio security is primarily traded.

DEBT SECURITIES

          Debt securities (excluding money market instruments) with remaining maturities of more than 60 days for which market quotations are readily available are valued based on the most recent bid price or the equivalent quoted yield for such securities (or those of comparable maturity, quality and type). These values will be derived utilizing an independent pricing service, except when it is believed that the prices do not accurately reflect the security’s fair value.

          Values for money market instruments (other than those in the Money Market Fund) with maturities of more than 60 days are valued in the same manner as debt securities stated in the preceding paragraph, or derived from a pricing matrix that has various types of money market instruments along one axis and various maturities along the other.

          Debt securities with remaining maturities of 60 days or less generally are valued using their amortized cost.

          All debt securities may also be valued at fair value as determined in good faith using procedures approved by the Board of Trustees.

SPECIAL VALUATION PROCEDURES FOR THE UNDERLYING MONEY MARKET FUND

          For the Underlying Money Market Fund, all of its assets are valued on the basis of amortized cost in an effort to maintain a constant net asset value per share of $1.00. The Board has determined that such valuation is in the best interests of the Fund and

TIAA-CREF Funds ▪ Funds-of-Funds ▪ Statement of Additional Information	B-37

its shareholders. Under the amortized cost method of valuation, securities are valued at cost on the date of their acquisition, and thereafter a constant accretion of any discount or amortization of any premium to maturity is assumed. While this method provides certainty in valuation, it may result in periods in which value as determined by amortized cost is higher or lower than the price the Fund would receive if it sold the security. During such periods, the quoted yield to investors may differ somewhat from that obtained by a similar fund that uses available market quotations to value all of its securities.

          The Board of Trustees has established procedures reasonably designed, taking into account current market conditions and the Underlying Money Market Fund’s investment objective, to stabilize the net asset value per share for purposes of sales and redemptions at $1.00. These procedures include review by the Board of Trustees, at such intervals as it deems appropriate, to determine the extent, if any, to which the net asset value per share calculated by using available market quotations deviates by more than 1/2 of one percent from $1.00 per share. In the event such deviation should exceed 1/2 of one percent, the Board of Trustees will promptly consider initiating corrective action. If the Board of Trustees believes that the extent of any deviation from a $1.00 amortized cost price per share may result in material dilution or other unfair results to new or existing shareholders, it will take such steps as it considers appropriate to eliminate or reduce these consequences to the extent reasonably practicable. Such steps may include: (1) selling securities prior to maturity; (2) shortening the average maturity of the Fund; (3) withholding or reducing dividends; or (4) utilizing a net asset value per share determined from available market quotations. Even if these steps were taken, the Underlying Money Market Fund’s net asset value might still decline.

OPTIONS AND FUTURES

          Portfolio investments underlying options are valued as described above. Stock options written by an Underlying Fund are valued at the last quoted sale price, or at the closing bid price if no sale is reported for the day of valuation as determined on the principal exchange on which the option is traded. The value of an Underlying Fund’s net assets will be increased or decreased by the difference between the premiums received on writing options and the costs of liquidating such positions measured by the closing price of the options on the date of valuation.

          For example, when an Underlying Fund writes a call option, the amount of the premium is included in the Fund’s assets and an equal amount is included in its liabilities. The liability thereafter is adjusted to the current market value of the call. Thus, if the current market value of the call exceeds the premium received, the excess would be unrealized depreciation; conversely, if the premium exceeds the current market value, such excess would be unrealized appreciation. If a call expires or if the Fund enters into a closing purchase transaction, it realizes a gain (or a loss if the cost of the transaction exceeds the premium received when the call was written) without regard to any unrealized appreciation or depreciation in the underlying securities, and the liability related to such call is extinguished. If a call is exercised, the Fund realizes a gain or loss from the sale of the underlying securities and the proceeds of the sale are increased by the premium originally received.

          A premium paid on the purchase of a put will be deducted from an Underlying Fund’s assets and an equal amount will be included as an investment and subsequently adjusted to the current market value of the put. For example, if the current market value of the put exceeds the premium paid, the excess would be unrealized appreciation; conversely, if the premium exceeds the current market value, such excess would be unrealized depreciation.

          Stock and bond index futures, and options thereon, which are traded on commodities exchanges, are valued at their last sale prices as of the close of such commodities exchanges.

INVESTMENTS FOR WHICH MARKET QUOTATIONS ARE NOT READILY AVAILABLE

          Portfolio securities or other assets for which market quotations are not readily available will be valued at fair value as determined in good faith using procedures approved by the Board of Trustees. For more information about the Funds’ fair value pricing procedures, see “Calculating Share Price” in the Prospectuses.

TAX STATUS

          The following discussion of the federal tax status of the Funds is a general and abbreviated summary based on tax laws and regulations in effect on the date of this SAI. Tax law is subject to change by legislative, administrative or judicial action.

          This discussion does not address all aspects of taxation (including state, local and foreign taxes) that may be relevant to particular shareholders in light of their own investment or tax circumstances, or to particular types of shareholders (including insurance companies, tax-deferred retirement plans, financial institutions, broker-dealers, foreign corporations and persons who are not citizens or residents of the United States) subject to special treatment under the federal income tax laws. This summary is based on the Internal Revenue Code of 1986, as amended (the “Code”), the regulations thereunder, published rulings and court decisions, all as currently in effect. These laws are subject to change, possibly on a retroactive basis.

          YOU ARE ADVISED TO CONSULT YOUR OWN TAX ADVISOR WITH RESPECT TO THE TAX CONSEQUENCES OF AN INVESTMENT IN A FUND IN LIGHT OF YOUR PARTICULAR CIRCUMSTANCES. THIS DISCUSSION IS NOT INTENDED AS A SUBSTITUTE FOR CAREFUL TAX PLANNING.

QUALIFICATION AS REGULATED INVESTMENT COMPANY

          Each Fund is treated as a separate taxpayer for federal income tax purposes. Each Fund has elected to be treated as a regulated investment company under Subchapter M of Chapter 1 of the Code and intends to qualify as a regulated investment company each year. If a Fund: (1) continues to qualify as a regulated investment company, and (2) distributes to its shareholders an amount at least equal to the sum of 90% of its investment company taxable income (including for this purpose its net ordinary investment income and realized net short-term capital gains) and 90% of its tax-exempt interest income (reduced by certain expenses) (the “90% distribution requirement”), which the Trust intends each Fund to do, then under the provisions of Subchapter M of the Code the Fund should have little or no liabil-

B-38	Statement of Additional Information ▪ TIAA-CREF Funds ▪ Funds-of-Funds

ity for federal income taxes. In particular, a Fund will not be subject to federal income tax on the portion of its investment company taxable income and net capital gain (i.e., realized net long-term capital gain in excess of realized net short-term capital loss) it distributes to shareholders (or treats as having been distributed to shareholders).

          Each Fund generally will endeavor to distribute (or treat as deemed distributed) to shareholders all of its investment company taxable income and its net capital gain, if any, for each taxable year so that it will not incur federal income taxes on its earnings.

          A Fund must meet several requirements to maintain its status as a regulated investment company. These requirements include the following: (1) at least 90% of its gross income for each taxable year must be derived from (a) dividends, interest, payments with respect to loaned securities, gains from the sale or disposition of securities (including gains from related investments in foreign currencies), and other income (including gains from options, futures or forward contracts) derived with respect to its business of investing in such securities or currencies; and (b) net income derived from an interest in a qualified publicly traded partnership (“PTP”); and (2) at the close of each quarter of the Fund’s taxable year, (a) at least 50% of the value of the Fund’s total assets must consist of cash, cash items, securities of other regulated investment companies, U.S. Government securities and other securities that, with respect to any one issuer, do not represent more than 5% of the value of the total assets of the Fund or more than 10% of the outstanding voting securities of such issuer; or more than 10% of a PTP’s equity securities and (b) the Fund must not invest more than 25% of its total assets in the securities of any one issuer (other than U.S. Government securities or the securities of other regulated investment companies), the securities of two or more issuers that are controlled by the Fund and that are engaged in the same or similar trades or businesses or related trades or business, or the securities of one or more PTPs.

          If for any taxable year a Fund fails to qualify as a regulated investment company or fails to satisfy the 90% distribution requirement, then all of its taxable income would be subject to federal, and possibly state, income tax at regular corporate rates (without any deduction for distributions to its shareholders) and distributions to its shareholders would generally constitute ordinary income (including dividends derived from interest on tax-exempt obligations) to the extent of such Fund’s available earnings and profits.

EQUALIZATION ACCOUNTING

          Each Fund may use the so-called “equalization method” of accounting to allocate a portion of its “earnings and profits,” which generally equals a Fund’s undistributed net investment income and realized capital gains, with certain adjustments, to redemption proceeds. This method permits a Fund to achieve more balanced distributions for both continuing and redeeming shareholders. Although using this method generally will not affect a Fund’s total returns, it may reduce the amount that the Fund would otherwise distribute to continuing shareholders by reducing the effect of redemptions of Fund shares on Fund distributions to shareholders. However, the IRS has not expressly sanctioned the particular equalization method used by a Fund, and thus the Fund’s use of this method may be subject to IRS scrutiny.

DISTRIBUTIONS TO AVOID FEDERAL EXCISE TAX

          A regulated investment company generally must distribute in each calendar year an amount equal to at least the sum of: (1) 98% of its ordinary taxable income for the year, (2) 98.2% of its capital gain net income for the twelve months ended on October 31 of that calendar year, and (3) any ordinary income or net capital gain income not distributed or taxed for prior years (the “excise tax avoidance requirements”). To the extent that a regulated investment company fails to do this, it is subject to a 4% nondeductible federal excise tax on undistributed earnings. Therefore, in order to avoid the federal excise tax, each Fund must make (and the Trust intends that each will make) the foregoing distributions.

CAPITAL LOSS CARRYFORWARDS

          As of September 30, 2010, the following Funds have capital loss “carryforwards” as indicated in the table below. To the extent provided in the Code and Regulations thereunder, a Fund may carry forward capital losses to offset realized capital gains in future years. To the extent that these losses are used to offset future capital gains, it is probable that the gains so offset will not be distributed to shareholders because they would be taxable as ordinary income.

          Due to large shifts in the ownership percentage of the Lifecycle 2050 Fund in prior years, the use of capital losses and capital loss carryforwards in future fiscal years for the Fund may be subject to limitations under the Code and Regulations thereunder.

	Date of Expiration

Fund	9/30/2017	9/30/2018	Total

Lifecycle 2010 Fund	$3,985,880	$14,102,903	$18,088,783
Lifecycle 2015 Fund	3,200,320	534,207	3,734,527
Lifecycle 2020 Fund	2,008,560	265,464	2,274,024
Lifecycle 2025 Fund	1,468,893	1,590,429	3,059,322
Lifecycle 2030 Fund	771,801	4,445,450	5,217,251
Lifecycle 2035 Fund	192,929	5,721,228	5,914,157
Lifecycle 2040 Fund	394,030	10,637,551	11,031,581
Lifecycle 2045 Fund	2,643	234,644	237,287
Lifecycle 2050 Fund	11,163	196,418	207,581
Lifecycle Retirement Income Fund	157,047	350,869	507,916
Managed Allocation Fund	12,808,552	33,623,355	46,431,907

INVESTMENTS IN FOREIGN SECURITIES

          Investment income received from sources within foreign countries, or capital gains earned by a Fund or Underlying Fund investing in securities of foreign issuers, may be subject to foreign income taxes withheld at the source. In this regard, withholding tax rates in countries with which the United States does not have a tax treaty are often as high as 35% or more. The United States has entered into tax treaties with many foreign countries that may entitle a Fund to a reduced rate of tax or exemption from tax on this related income and gains. The effective rate of foreign tax cannot be determined at this time since the amount of a Fund’s assets to be invested within various countries is not now known. The Funds intend to operate so as to qualify for applicable treaty-reduced rates of tax.

          If a Fund qualifies as a regulated investment company under the Code, and if more than 50% of the Fund’s total assets at the close of the taxable year consists of securities of foreign corpora-

TIAA-CREF Funds ▪ Funds-of-Funds ▪ Statement of Additional Information	B-39

tions, then the Fund or Underlying Funds may elect, for U.S. federal income tax purposes, to treat foreign income taxes paid by the Fund (including certain withholding taxes that can be treated as income taxes under U.S. income tax principles) as paid by its shareholders. If a Fund makes such an election, an amount equal to the foreign income taxes paid by the Fund would be included in the income of its shareholders and the shareholders often would be entitled to credit their portions of this amount against their U.S. tax liabilities, if any, or to deduct those portions from their U.S. taxable income, if any. Shortly after any year for which such an election is made, the Trust will report to the shareholders of the Funds, in writing, the amount per share of foreign tax that must be included in each shareholder’s gross income and the amount that will be available as a deduction or credit. Certain limitations based on the unique tax situation of a shareholder may apply to limit the extent to which the credit or the deduction for foreign taxes may be claimed by such shareholder.

          If a Fund or Underlying Fund acquires stock in certain foreign corporations that receive at least 75% of their annual gross income from passive sources (such as interest, dividends, rents, royalties or capital gain) or hold at least 50% of their total assets in investments producing such passive income (“passive foreign investment companies”), that Fund could be subject to federal income tax and additional interest charges on “excess distributions” received from such companies or gain from the sale of stock in such companies, even if all income or gain actually received by the Fund is timely distributed to its shareholders. The Fund would not be able to pass through to its shareholders any credit or deduction for such a tax. Certain elections may, if available, ameliorate these adverse tax consequences, but any such election requires the applicable Fund to recognize taxable income or gain without the concurrent receipt of cash. Any Fund that acquires stock in foreign corporations may limit and/or manage its holdings in passive foreign investment companies to minimize its tax liability.

          Foreign exchange gains and losses realized by a Fund or Underlying Fund in connection with certain transactions involving non-dollar debt securities, certain foreign currency futures contracts, foreign currency option contracts, foreign currency forward contracts, foreign currencies, or payables or receivables denominated in a foreign currency are subject to Code provisions that generally treat such gains and losses as ordinary income and losses and may affect the amount, timing and character of distributions to shareholders. Any such transactions that are not directly related to a Fund’s investment in securities (possibly including speculative currency positions or currency derivatives not used for hedging purposes) could, under future United States Treasury regulations, produce income not among the types of “qualifying income” from which the Fund must derive at least 90% of its annual gross income.

INVESTMENTS WITH ORIGINAL ISSUE DISCOUNT

          Each Fund or Underlying Fund that invests in certain payment-in-kind instruments, zero coupon securities or certain deferred interest securities (and, in general, any other securities with original issue discount or with market discount if the Fund elects to include market discount in current income) must accrue income on such investments prior to the receipt of the corresponding cash. However, because each Fund must meet the 90% distribution requirement to qualify as a regulated investment company, a Fund may have to dispose of its portfolio investments under disadvantageous circumstances to generate cash, or may have to leverage itself by borrowing the cash, to satisfy distribution requirements.

OPTIONS, FUTURES, AND SWAPS

          A Fund or Underlying Fund’s transactions in options contracts and futures contracts are subject to special provisions of the Code that, among other things, may affect the character of gains and losses realized by the Fund (that is, may affect whether gains or losses are ordinary or capital), accelerate recognition of income to the Fund and defer losses of the Fund. These rules (1) could affect the character, amount and timing of distributions to shareholders of a Fund, (2) could require the Fund to “mark to market” certain types of the positions in its portfolio (that is, treat them as if they were closed out) and (3) may cause the Fund to recognize income without receiving cash with which to make distributions in amounts necessary to satisfy the 90% distribution requirement and the excise tax avoidance requirements described above. To mitigate the effect of these rules and prevent disqualification as a regulated investment company, each Fund seeks to monitor its transactions, seeks to make the appropriate tax elections and seeks to make the appropriate entries in its books and records when it acquires any option, futures contract or hedged investment.

          The federal income tax rules applicable to interest rate swaps, caps and floors are unclear in certain respects, and a Fund or Underlying Fund may be required to account for these transactions in a manner that, in certain circumstances, may limit the degree to which it may utilize these transactions. Among other things, there is uncertainty concerning when income or loss is recognized for tax purposes and whether such income or loss is capital or ordinary. In addition, the application of the diversification tests described above with respect to such instruments is uncertain. As a result, any Fund investing in these instruments may limit and/or manage its holdings of these instruments in order to avoid disqualification of the Fund as a regulated investment company and to minimize the potential negative tax consequences to the Fund from a successful challenge by the IRS with respect to the Fund’s treatment of these instruments.

SHAREHOLDER TAXATION

          The following discussion of certain federal income tax issues of shareholders of the Funds is a general and abbreviated summary based on tax laws and regulations in effect on the date of this SAI.

          Tax law is subject to change by legislative, administrative or judicial action. The following discussion relates solely to U.S. federal income tax law as applicable to U.S. taxpayers (e.g., U.S. residents and U.S. domestic corporations, partnerships, trusts or estates). The discussion does not address special tax rules applicable to certain classes of investors, such as qualified retirement accounts or trusts, tax-exempt entities, insurance companies, banks and other financial institutions or non-U.S. taxpayers. Dividends, capital gain distributions, and ownership of or gains realized on the redemption (including an exchange) of the shares of a Fund may also be subject to state, local and foreign taxes. Shareholders should consult their own tax advisers as to the fed-

B-40	Statement of Additional Information ▪ TIAA-CREF Funds ▪ Funds-of-Funds

eral, state, local or foreign tax consequences of ownership of shares of, and receipt of distributions from, the Funds in their particular circumstances.

DISTRIBUTIONS

          Distributions of a Fund’s investment company taxable income are taxable as ordinary income to shareholders to the extent of the Fund’s current or accumulated earnings and profits, whether paid in cash or reinvested in additional shares. Any distribution of a Fund’s net capital gain properly designated by a Fund as “capital gain dividends” is taxable to a shareholder as long-term capital gain regardless of a shareholder’s holding period for his, her or its shares and regardless of whether paid in cash or reinvested in additional shares. Distributions, if any, in excess of earnings and profits usually constitute a return of capital, which first reduces an investor’s tax basis in a Fund’s shares and thereafter (after such basis is reduced to zero) generally gives rise to capital gains. Shareholders electing to receive distributions in the form of additional shares have a cost basis for federal income tax purposes in each share so received equal to the amount of cash they would have received had they elected to receive the distributions in cash.

          At the Trust’s option, the Trust may cause a Fund to retain some or all of its net capital gain for a tax year, but designate the retained amount as a “deemed distribution.” In that case, among other consequences, the Fund pays tax on the retained amount for the benefit of its shareholders, the shareholders are required to report their share of the deemed distribution on their tax returns as if it had been distributed to them, and the shareholders may report a credit for the tax paid thereon by the Fund. The amount of the deemed distribution net of such tax is added to the shareholder’s cost basis for his, her or its shares. Since the Trust expects a Fund to pay tax on any retained net capital gain at its regular corporate capital gain tax rate, and since that rate is in excess of the maximum rate currently payable by individuals on long-term capital gain, the amount of tax that individual shareholders are treated as having paid will exceed the amount of tax that such shareholders would be required to pay on the retained net capital gains. A shareholder that is not subject to U.S. federal income tax or tax on long-term capital gains should be able to file a return on the appropriate form or a claim for refund that allows such shareholder to recover the taxes paid on his, her or its behalf. In the event the Funds choose this option, they must provide written notice to the shareholders prior to the expiration of 60 days after the close of the relevant tax year.

          Any dividend declared by a Fund in October, November or December of any calendar year, payable to shareholders of record on a specified date in such a month and actually paid during January of the following year, is treated as if it had been received by the shareholders on December 31 of the year in which the dividend was declared.

BUYING A DIVIDEND

          An investor should consider the tax implications of buying shares just prior to a distribution. Even if the price of the shares includes the amount of the forthcoming distribution, the shareholder generally will be taxed upon receipt of the distribution and is not entitled to offset the distribution against the tax basis in his, her or its shares. In addition, an investor should be aware that, at the time the investor purchases shares of a Fund, a portion of the purchase price is often attributable to realized or unrealized appreciation in the Fund’s portfolio or undistributed taxable income of the Fund. Subsequent distributions from such appreciation or income may be taxable to such investor even if the net asset value of the investor’s shares is, as a result of the distributions, reduced below the investor’s cost for such shares, and the distributions in reality represent a return of a portion of the purchase price.

QUALIFIED DIVIDEND INCOME

          Individual shareholders may be eligible to treat a portion of a Fund’s ordinary income dividends as “qualified dividend income” that is subject to tax at the same reduced maximum rates applicable to long-term capital gains. Corporations are not eligible for the reduced maximum rates on qualified dividend income. The Trust must designate the portion of any of its distributions by a Fund that are eligible to be treated as qualified dividend income in a written notice within 60 days of the close of the relevant taxable year. In general, the maximum amount of distributions by a Fund that may be designated as qualified dividend income for that taxable year is the total amount of qualified dividend income received by that Fund during such year. If the qualified dividend income received by a Fund is equal to 95% (or a greater percentage) of the Fund’s gross income (exclusive of net capital gain) in any taxable year, all of the ordinary income dividends paid by the Fund will be qualified dividend income. A Fund may receive qualified dividend income to the extent it receives qualifying distributions from Underlying Funds and meets certain holding period requirements with respect to the Underlying Fund. In order to constitute qualified dividend income to an Underlying Fund, a dividend must be received from a U.S. domestic corporation (other than dividends from tax-exempt corporations and certain dividends from real estate investment trusts and other regulated investment companies) or a qualified foreign corporation. In addition, the dividend must be paid in respect of the stock that has been held by the Underlying Fund, for federal income tax purposes, for at least 61 days during the 121-day period that begins 60 days before the stock becomes ex-dividend. In order to be eligible to treat a dividend from a Fund as qualified dividend income, individual shareholders must also meet the foregoing minimum holding period requirements with respect to their shares of the applicable Fund. These special rules relating to qualified dividend income apply to taxable years beginning before January 1, 2013. Without additional Congressional action, all of the Funds’ ordinary income dividends for taxable years beginning on or after such date will be subject to taxation at ordinary income rates.

DIVIDENDS-RECEIVED DEDUCTION

          The Trust’s ordinary income dividends to corporate shareholders may, if certain conditions are met, qualify for the dividends-received deduction to the extent that the Trust has received qualifying dividend income from Underlying Funds during the taxable year. Capital gain dividends distributed by the Trust are not eligible for the dividends-received deduction. In order to constitute a qualifying dividend, a dividend must be from a U.S. domestic corporation in respect of the stock of such

TIAA-CREF Funds ▪ Funds-of-Funds ▪ Statement of Additional Information	B-41

corporation that has been held by the Funds, for federal income tax purposes, for at least 46 days during the 91-day period that begins 45 days before the stock becomes ex-dividend (or, in the case of preferred stock, 91 days during the 181-day period that begins 90 days before the stock becomes ex-dividend). The Trust must also designate the portion of any distribution that is eligible for the dividends-received deduction in a written notice within 60 days of the close of the relevant taxable year. In addition, in order to be eligible to claim the dividends-received deduction with respect to distributions from a Fund, corporate shareholders must meet the foregoing minimum holding period requirements with respect to their shares of the applicable Fund. If a corporation borrows to acquire shares of a Fund, it may be denied a portion of the dividends-received deduction it would otherwise be eligible to claim. The entire qualifying dividend, including the otherwise deductible amount, is included in determining the excess (if any) of a corporate shareholder’s adjusted current earnings over its alternative minimum taxable income, which may increase its alternative minimum tax liability. Additionally, any corporate shareholder should consult its tax adviser regarding the possibility that its basis in its shares may be reduced, for federal income tax purposes, by reason of “extraordinary dividends” received with respect to the shares, for the purpose of computing its gain or loss on redemption or other disposition of the shares.

GAINS AND LOSSES ON REDEMPTIONS

          A shareholder generally recognizes taxable gain or loss on a sale or redemption (including by exercise of the exchange privilege) of his, her or its shares. The amount of the gain or loss is measured by the difference between the shareholder’s adjusted tax basis in his, her or its shares and the amount of the proceeds received in exchange for such shares. Any gain or loss arising from (or, in the case of distributions in excess of earnings and profits, treated as arising from) the sale or redemption of shares generally is a capital gain or loss. This capital gain or loss normally is treated as a long-term capital gain or loss if the shareholder has held his, her or its shares for more than one year at the time of such sale or redemption; otherwise, it generally will be classified as short-term capital gain or loss. If, however, a shareholder receives a capital gain dividend with respect to any share of a Fund, and if the share is sold before it has been held by the shareholder for at least six months, then any loss on the sale or exchange of the share, to the extent of the capital gain dividend, is treated as a long-term capital loss.

          In addition, all or a portion of any loss realized upon a taxable disposition of shares may be disallowed if other shares of the same Fund are purchased (including any purchase through a reinvestment of distributions from the Fund) within 30 days before or after the disposition. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss. Also, if a shareholder who incurred a sales charge on the acquisition of shares of a Fund sells his, her or its shares within 90 days of purchase and subsequently acquires shares of another Fund of the Trust on which a sales charge normally is imposed without paying such sales charge in accordance with the exchange privilege described in the prospectuses, such shareholder will not be entitled to include the amount of the sales charge in his, her or its basis in the shares sold for purposes of determining gain or loss. In these cases, any gain on the disposition of the shares of the Fund is increased, or loss decreased, by the amount of the sales charge paid when the shares were acquired, and that amount will increase the adjusted basis of the shares of the Fund subsequently acquired.

LONG-TERM CAPITAL GAINS

          In general, individual shareholders currently are subject to a maximum federal income tax rate of 15% (or 0% in the case of individual investors who are in the 10% or 15% tax bracket) on their net long-term capital gain (the excess of net long-term capital gain over net short-term capital loss) for a taxable year (including a long-term capital gain derived from an investment in the shares), while other income may be taxed at rates as high as 35%. These maximum rates on long-term capital gains apply to taxable years beginning prior to January 1, 2013. Without additional Congressional action, the maximum rate of tax on long-term capital gains for taxable years beginning on or after such date will be 20% (or 10% in the case of individual investors who are in the 10% or 15% tax bracket). Corporate taxpayers currently are subject to federal income tax on net capital gain at the maximum 35% rate also applied to ordinary income. Tax rates imposed by states and local jurisdictions on capital gain and ordinary income may differ.

DEDUCTION OF CAPITAL LOSSES

          Non-corporate shareholders with net capital losses for a year (i.e., capital losses in excess of capital gains) generally may deduct up to $3,000 of such losses against their ordinary income each year; any net capital losses of a non-corporate shareholder in excess of $3,000 generally may be carried forward and used in subsequent years as provided in the Code. Corporate shareholders generally may not deduct any net capital losses for a year, but may carry back such losses for three years or carry forward such losses for five years.

REPORTS TO SHAREHOLDERS

          The Funds send to each of their shareholders, as promptly as possible after the end of each calendar year, a notice detailing, on a per share and per distribution basis, the amounts includible in such shareholder’s taxable income for such year as ordinary income (including any portion eligible to be treated as qualified dividend income or to be deducted pursuant to the dividends-received deduction) and as long-term capital gain. In addition, the federal tax status of each year’s distributions generally is reported to the IRS.

BACKUP WITHHOLDING

          The Trust may be required to withhold U.S. federal income tax (“backup withholding”) from all distributions payable to: (1) any shareholder who fails to furnish the Funds with a correct taxpayer identification number or a certificate that the shareholder is exempt from backup withholding, and (2) any shareholder who is identified by the IRS in a notice to the Funds as having failed to properly report certain interest and dividend income to the IRS and to respond to notices to that effect. The backup withholding is not an additional tax and may be returned or credited against a taxpayer’s regular federal income tax liability if appropriate information is provided to the IRS.

B-42	Statement of Additional Information ▪ TIAA-CREF Funds ▪ Funds-of-Funds

SHARES HELD IN CERTAIN CUSTODY ACCOUNTS

          Shares held in custody accounts as permitted by Code Sections 403(b)(7) and 408 (IRAs) are subject to special tax treatment. The federal income tax on earnings in such accounts is deferred, and there are restrictions on the amounts that can be distributed from such accounts without adverse federal income tax consequences for investors in such accounts. Distributions from such accounts may be subject to taxation as ordinary income in the year distributed and investors in such accounts may have to pay a penalty tax for certain distributions. Shareholders invested through such accounts should consult their tax adviser or TIAA-CREF for more information.

BROKERAGE ALLOCATION

          Each Fund will purchase and sell the principal portion of its portfolio securities (i.e., shares of the Underlying Funds) by dealing directly with the issuer — the Underlying Funds. As such, the Funds incur minimal brokerage commissions. The Lifecycle Funds incurred no brokerage commissions in 2010.

          Advisors is responsible for decisions to buy and sell securities for the Underlying Funds as well as for selecting brokers and, where applicable, negotiating the amount of the commission rate paid. It is the intention of Advisors to place brokerage orders with the objective of obtaining the best execution, which includes such factors as best price, research and available data. Advisors may consider other factors, including, among others, the broker’s reputation, specialized expertise, special capabilities or efficiency. When purchasing or selling securities traded on the over-the-counter market, Advisors generally will execute the transactions with a broker engaged in making a market for such securities. When Advisors deems the purchase or sale of a security to be in the best interests of more than one Underlying Fund, it may, consistent with its fiduciary obligations, aggregate the securities to be sold or purchased. When Advisors deems the purchase or sale of a security to be in the best interests of an Underlying Fund, its personnel also may, consistent with their fiduciary obligations, decide to either buy or sell a particular security for the Underlying Fund at the same time as for other funds it may be managing, or that may be managed by its affiliate, Investment Management, another investment adviser subsidiary of TIAA. In that event, allocation of the securities purchased or sold, as well as the expenses incurred in the transaction, will be made in an equitable manner.

          Domestic brokerage commissions are negotiated, as there are no standard rates. All brokerage firms provide the service of execution of the order made; some brokerage firms also provide research and statistical data, and research reports on particular companies and industries are customarily provided by brokerage firms to large investors. In negotiating commissions, consideration is given by Advisors to the quality of execution provided and to the use and value of the data. The valuation of such data may be judged with reference to a particular order or, alternatively, may be judged in terms of its value to the overall management of the portfolio or the portfolios of other clients.

          Advisors may place orders with brokers providing research and statistical data services even if lower commissions may be available from brokers not providing such services. When doing so, Advisors will determine in good faith that the commissions negotiated are reasonable in relation to the value of the brokerage and research provided by the broker viewed in terms of either that particular transaction or of the overall responsibilities of Advisors to the Underlying Funds and its other clients. In reaching this determination, Advisors will not necessarily place a specific dollar value on the brokerage or research services provided nor determine what portion of the broker’s compensation should be related to those services.

          Research or services obtained for one Underlying Fund may be used by Advisors in managing other Underlying Funds and other investment company clients and advisory clients of Advisors. Research or services obtained for the Trust also may be used by personnel of Advisors in managing other investment company accounts, or by Investment Management for the CREF accounts.

          Information about the amounts of commissions paid by the Underlying Funds is included in the SAI for the Underlying Funds.

DIRECTED BROKERAGE

          In accordance with the 1940 Act, as amended, the Underlying Funds have adopted a policy prohibiting the Funds to compensate brokers or dealers for the sale or promotion of Fund shares by the direction of portfolio securities transactions for the Funds to such brokers or dealers. In addition, Advisors has instituted policies and procedures so that Advisors’ personnel do not violate this policy of the Underlying Funds.

LEGAL MATTERS

          All matters of applicable state law pertaining to the Funds have been passed upon by Jonathan Feigelson, Senior Vice President, General Counsel and Head of Corporate Governance of the Trust (and TIAA and CREF). Dechert LLP serves as legal counsel to the Funds and has provided advice to the Funds related to certain matters under the federal securities laws.

EXPERTS

          The financial statements for the fiscal year ended September 30, 2010 incorporated by reference in this Statement of Additional Information have been audited by PricewaterhouseCoopers, LLP, the Funds’ independent registered public accounting firm, as stated in their report appearing therein and have been so incorporated in reliance on the report of such firm given on its authority as experts in accounting and auditing.

FINANCIAL STATEMENTS

          The audited financial statements of the Funds are incorporated herein by reference to the Trust’s report on Form N-CSR for the fiscal year ended September 30, 2010 which contains the Funds’ Annual Report. These financial statements have been filed with the SEC and the report has been provided to all shareholders. The Funds will furnish you, without charge, another copy of the Annual Report on request.

TIAA-CREF Funds ▪ Funds-of-Funds ▪ Statement of Additional Information	B-43

APPENDIX A

TIAA-CREF POLICY STATEMENT ON CORPORATE GOVERNANCE

B-44	I. Introduction: Historical Perspective

B-45	II. Shareholder Rights

B-45	III. Director Elections — Majority Voting

B-46	IV. The Board of Directors

B-46	V. Board Structure and Processes
B-46	A. Board Membership
B-47	B. Board Responsibilities
B-47	C. Board Operation and Organization

B-49	VI. Executive Compensation
B-49	A. Equity-Based Compensation
B-50	B. Perquisites
B-50	C. Supplemental Executive Retirement Plans
B-50	D. Executive Contracts

B-50	VII. TIAA-CREF Corporate Governance Program
B-51	A. Engagement Policy and Practices
B-51	B. Proxy Voting
B-51	C. Influencing Public Policy and Regulation
B-51	D. Divestment

B-51	VIII. International Governance

B-52	IX. Environmental and Social Issues

B-53	X. Securities Lending Policy

B-53	APPENDIX A: Proxy Voting Guidelines
B-53	Guidelines for Board-Related Issues
B-54	Guidelines for Other Governance Issues
B-54	Guidelines for Compensation Issues
B-55	Guidelines for Environmental and Social Issues

I. Introduction; Historical Perspective

          The mission of Teachers Insurance and Annuity Association-College Retirement Equities Fund (TIAA-CREF) is to “forward the cause of education and promote the welfare of the teaching profession and other charitable purposes” by helping secure the financial future of our participants who have entrusted us with their retirement savings.

          TIAA and CREF’s boards of trustees and management have developed investment strategies that are designed to accomplish this mission through a variety of asset classes and risk/reward parameters, including investments in the equity securities of domestic, international and emerging-market companies.

          TIAA-CREF is a long-term investor. Whether our investment is in equity, debt, derivatives or other types of securities, we recognize our responsibility to monitor the activities of portfolio companies. We believe that sound governance practices and responsible corporate behavior contribute significantly to the long-term performance of public companies. Accordingly, our mission and fiduciary duty require us to monitor and engage with portfolio companies and to promote better corporate governance and social responsibility.

          TIAA-CREF was one of the first institutional investors to engage with companies on issues of corporate governance. During the 1970s and 1980s, the governance movement focused primarily on the protection of shareholder interests in the context of takeovers and contests for control. TIAA-CREF took a leadership role in opposing abusive antitakeover provisions and management entrenchment devices such as dead-hand poison pills. During the 1990s and following the collapse of the bubble market, governance has focused on director independence, board diversity, board committee structure, shareholder rights, accounting for options and executive compensation disclosure. Most recently, TIAA-CREF has led the movement to establish majority voting in director elections, as set forth in this Policy Statement. Corporate governance standards and best practices are now recognized as an essential means to protect shareholder rights, ensure management and board accountability and promote maximum performance.

          TIAA-CREF is also concerned about issues of corporate social responsibility, which we have been addressing for more than three decades. In the 1970s we were one of the first institutional investors to engage in dialogue with portfolio companies on issues of automotive safety in the United States and apartheid policies in South Africa. Since then we have maintained a strong commitment to responsible investing and good corporate citizenship. Recognizing that many of our participants have strong views on social issues, in 1990 we introduced the CREF Social Choice Account to provide an investment vehicle that gives special consideration to social concerns. The Account invests only in companies that meet specified environmental, social and governance criteria.

          In keeping with our mission and fiduciary duty, TIAA-CREF continues to establish policies and engage with companies on governance, environmental, social and performance issues. We believe that, consistent with their business judgment, companies and boards should: (i) pay careful attention to their governance, environmental and social practices; (ii) analyze the strategic impact of these issues on their business; and (iii) fully disclose their policies and decisions to shareholders. We expect boards and managers to engage constructively with us and other shareholders concerned about these issues.

          TIAA-CREF recognizes that corporate governance standards must balance two goals — protecting the interests of shareholders while respecting the duty of boards and managers to direct and manage the affairs of the corporation. The corporate governance policies set forth in this Policy Statement seek to ensure board and management accountability, sustain a culture of integrity, contribute to the strength and continuity of corporate leadership and promote the long-term growth and profitability of the business enterprise. At the same time, these policies are designed to safeguard our rights as shareholders and provide an active and vigilant line of defense against fraud, breaches of integrity and abuses of authority.

          This is the fifth edition of this Policy Statement, which is reviewed and revised periodically by the TIAA and CREF boards of trustees. The TIAA and CREF boards have delegated oversight of TIAA-CREF’s corporate governance program, including

B-44	Statement of Additional Information ▪ TIAA-CREF Funds ▪ Funds-of-Funds

development and establishment of policies, to the joint Committee on Corporate Governance and Social Responsibility, which is composed of independent trustees. This edition reflects current developments in corporate governance, social and environmental policy, technology, market structure, globalization, cross-border and emerging-market investing and proxy voting. For example, this edition includes new voting guidelines and highlights certain recent watershed events in corporate governance such as (i) adoption of the majority voting standard for director elections; (ii) enhanced disclosure regarding executive compensation as required by new SEC rules; and (iii) evolving research on the economic impact of companies’ environmental and social practices.

          Although many of the specific policies in this Statement relate primarily to companies incorporated in the United States, the underlying principles apply to all public companies in which TIAA-CREF invests throughout the world. TIAA-CREF’s portfolio has become increasingly diversified internationally during the past decade. We have made substantial efforts to promote good corporate governance principles and practices at both the domestic and international level.

          TIAA-CREF believes that a company whose board and executive management adopt sound corporate governance principles will set the right “tone at the top” and thereby reinforce an ethical business culture governing all its dealings with customers, employees, regulators and the communities it serves. We view this Policy Statement as the basis for collaborative efforts by investors and companies to promote good corporate governance and to ensure that companies establish the right tone at the top.

          This Policy Statement is intended to inform our clients and participants, portfolio companies, regulators, advocacy groups and other institutional investors about our governance policies. It serves as a basis for dialogue with boards of directors and senior managers. The Policy Statement is posted on our website (www.tiaa-cref.org).

II. Shareholder Rights

          As owners of equity securities, shareholders rely primarily on a corporation’s board of directors to protect their interests. Unlike other groups that do business with the corporation (e.g., customers, suppliers and lenders), holders of common stock have no clear contractual protection of their interests. Instead, they place their trust in the directors, whom they elect, and use their right to vote at shareholder meetings to ensure the accountability of the board. We believe that the basic rights and principles set forth below should be guaranteed and should govern the conduct of every publicly traded company.

1.

Each Director Should Represent All Shareholders. Shareholders should have the right to expect that each director is acting in the interest of all shareholders and not that of a particular constituent, special interest group or dominant shareholder.

2.

One Share, One Vote. Shareholders should have the right to vote in proportion to their economic stake in the company. Each share of common stock should have one vote. The board should not create multiple classes of common stock with disparate or “super” voting rights, nor should it give itself the discretion to cap voting rights that reduce the proportional representation of larger shareholdings.

3.	Financial Equality. All shareholders should receive fair and equal financial treatment. We support measures designed to avoid preferential treatment of any shareholder.

4.

Confidential Voting. Shareholders should be able to cast proxy votes in a confidential manner. Tabulation should be conducted by an Inspector of Election who is independent of management. In a contest for control, it may be appropriate to modify confidentiality provisions in order to ensure the accuracy and fairness of the voting results.

5.

Vote Requirements. Shareholders should have the right to approve matters submitted for their consideration with a majority of the votes cast. The board should not impose super-majority vote requirements, except in unusual cases where necessary to protect the interests of minority shareholders. Abstentions should not be included in the vote tabulation, except for purposes of determining whether a quorum is present. Shareholder votes cast “for” or “against” a proposal should be the only votes counted.

The board should not combine or “bundle” disparate issues and present them for a single vote. Shareholders should have the right to vote on each separate and distinct issue.

6.

Authorization and Issuance of Stock. Shareholders should have the right to approve the authorization of shares of common stock and the issuance of shares for corporate purposes in order to ensure that such actions serve a valid purpose and are consistent with shareholder interests.

7.

Antitakeover Provisions. Shareholders should have the right to approve any provisions that alter fundamental shareholder rights and powers. This includes poison pills and other antitakeover devices. We strongly oppose antitakeover plans that contain “continuing director” or “deferred redemption” provisions limiting the discretion of a future board to redeem the plan. We believe that antitakeover measures should be limited by reasonable expiration periods.

8.

State of Incorporation. Many states have adopted statutes that protect companies from takeovers, in some cases through laws that interfere with or dilute directors’ accountability to shareholders. We will not support proposals to reincorporate to a new domicile if we believe the primary objective is to take advantage of laws or judicial interpretations that provide antitakeover protection or otherwise reduce shareholder rights.

9.

Board Communication. Shareholders should have the ability to communicate with the board of directors. In accordance with SEC rules, companies should adopt and disclose procedures for shareholders to communicate their views and concerns directly to board members.

10.	Ratification of Auditors. Shareholders should have the right to vote annually on the ratification of auditors.

III. Director Elections — Majority Voting

          As a matter of principle, TIAA-CREF endorses the majority vote standard in director elections, including the right to vote for, against or abstain on director candidates. We believe that the lack of majority voting reduces board accountability and causes shareholder activism to be confrontational and adversarial.

TIAA-CREF Funds ▪ Funds-of-Funds ▪ Statement of Additional Information	B-45

          Developed markets outside the United States routinely mandate majority voting along with the right to vote against directors and to convene special meetings.

          TIAA-CREF has long practiced an “engagement” model of shareholder activism, characterized by dialogue and private negotiation in our dealings with portfolio companies. We believe that majority voting increases the effectiveness of shareholder engagement initiatives and reduces the need for aggressive tactics such as publicity campaigns, proxy contests, litigation and other adversarial strategies that can be disruptive, time-consuming and costly.

          The TIAA and CREF boards have adopted the following policy on director elections:

          TIAA-CREF Policy on Director Elections

1.	Directors should be elected by a majority rather than a plurality of votes cast.*

2.	In the election of directors, shareholders should have the right to vote “for,” “against,” or “abstain.”

3.	In any election where there are more candidates on the proxy than seats to be filled, directors should be elected by a plurality of votes cast.*

4.	To be elected, a candidate should receive more votes “for” than “against” or “withhold,” regardless of whether a company requires a majority or plurality vote.

5.

Any incumbent candidate in an uncontested election who fails to receive a majority of votes cast should be required to tender an irrevocable letter of resignation to the board. The board should decide promptly whether to accept the resignation or to seat the incumbent candidate and should disclose the reasons for its decision.

6.	The requirement for a majority vote in director elections should be set forth in the company’s charter or bylaws, subject to amendment by a majority vote of shareholders.

7.	Where a company seeks to opt out of the majority vote standard, approval by a majority vote of shareholders should be required.

*	Votes cast should include “withholds.” Votes cast should not include “abstains,” except that “abstains” should be counted as present for quorum.

IV. The Board of Directors

          The board of directors is responsible for (i) overseeing the development of the corporation’s long-term business strategy and monitoring its implementation; (ii) assuring the corporation’s financial and legal integrity; (iii) developing compensation and succession planning policies; (iv) ensuring management accountability; and (v) representing the long-term interests of shareholders.

          To fulfill these responsibilities, the board must establish good governance policies and practices. Good governance is essential to the board’s fulfillment of its duties of care and loyalty, which must be exercised in good faith. Shareholders in turn are obligated to monitor the board’s activities and hold directors accountable for the fulfillment of their duties.

          Board committees play a critical governance role. Boards should constitute both standing and ad hoc committees to provide expertise, independent judgment and knowledge of shareholder interests in the specific disciplines they oversee. The full board should maintain overall responsibility for the work of the committees and for the long-term success of the corporation.

          TIAA-CREF will closely monitor board performance, activities and disclosure. We will normally vote in favor of the board’s nominees. However, we will consider withholding or voting against an individual director, a committee chair, the members of a committee, or from the entire board in uncontested elections where our trustees conclude that directors’ qualifications or actions are questionable and their election would not be in the interests of shareholders. (See “Policy Governing Votes on Directors”). In contested elections, we will vote for the candidates we believe will best represent the interests of shareholders.

V. Board Structure and Processes

           A. Board Membership

          1. Director Independence. The board should be composed of a substantial majority of independent directors. Director independence is a principle long advocated by TIAA-CREF that is now widely accepted as the keystone of good corporate governance.

          The definition of independence should not be limited to stock exchange listing standards. At a minimum, we believe that to be independent a director and his or her immediate family members should have no present or recent employment with the company, nor any substantial connection of a personal or financial nature other than ownership of equity in the company. Independence requirements should be interpreted broadly to ensure there is no conflict of interest, in fact or in appearance, that might compromise a director’s objectivity and loyalty to shareholders.

          An independent director should not provide services to the company or be affiliated with an organization that provides goods or services to the company if a disinterested observer would consider the relationship “substantial.” Director independence may sometimes be influenced by factors not subject to disclosure. Personal or business relationships, even without a financial component, can compromise independence. Boards should periodically evaluate the independence of each director based on all relevant information and should disclose their findings to shareholders.

          2. Director Qualifications. The board should be composed of individuals who can contribute expertise and judgment, based on their professional qualifications and business experience. The board should reflect a diversity of background and experience. As required by SEC rules for service on the audit committee, at least one director should qualify as a financial expert. All directors should be prepared to devote substantial time and effort to board duties, taking into account their other professional responsibilities and board memberships.

          3. Director Election. TIAA-CREF believes that directors should be elected annually by a majority of votes cast, as discussed in Section III. The requirement for annual election and a majority vote in director elections should be set forth in the company’s charter or bylaws.

          4. Discretionary Broker Voting. TIAA-CREF supports the proposal by the New York Stock Exchange to amend NYSE Rule 452, thereby eliminating the practice of brokers voting “street name” shares for directors in the absence of instructions from their customers.

          5. Director Nomination and Access. As required by SEC regulations, boards should establish and disclose the process by which shareholders can submit nominations. TIAA-CREF believes that

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shareholders should have the right to submit resolutions asking companies to establish procedures and conditions for shareholders to place their director nominees on the company’s proxy and ballot.

          6. Director Stock Ownership. Directors should have a direct, personal and meaningful investment in the common stock of the company. We believe that stock ownership helps align board members’ interests with those of shareholders. The definition of a meaningful investment will vary depending on directors’ individual circumstances. Director compensation programs should include shares of stock or restricted stock. TIAA-CREF discourages stock options as a form of director compensation, as they are less effectively aligned with the long-term interests of shareholders.

          7. Director Education. Companies should encourage directors to attend education programs offered by the company as well as those offered externally. Directors should also receive training to increase their knowledge and understanding of the company’s businesses and operations. They should enroll in education programs to improve their professional competence and understanding of their responsibilities.

          8. Disclosure of Monetary Arrangements. Any monetary arrangements between the company and directors outside normal board activities should be approved by the board and disclosed to shareholders. Such monetary arrangements are generally discouraged, as they may compromise a director’s independence.

          9. Other Board Commitments. To ensure that directors are able to devote the necessary time and energy to fulfill their board responsibilities, companies should establish policies limiting the number of public company boards that directors may serve on. As recommended by listing rules, companies should disclose whether any audit committee member serves on the audit committees of three or more public companies.

          B. Board Responsibilities

          1. Monitoring and Oversight. In fulfilling its duty to monitor the management of the corporate enterprise, the board should: (i) be a model of integrity and inspire a culture of responsible behavior and high ethical standards; (ii) ensure that corporate resources are used only for appropriate business purposes; (iii) mandate strong internal controls, avoid conflicts of interest, promote fiscal accountability and ensure compliance with applicable laws and regulations; (iv) implement procedures to ensure that the board is promptly informed of any violations of corporate standards; (v) through the Audit Committee, engage directly in the selection and oversight of the corporation’s external audit firm; and (vi) develop, disclose and enforce a clear and meaningful set of corporate governance principles.

          2. Strategic Business Planning. The board should participate with management in the development of the company’s strategic business plan and should engage in a comprehensive review of strategy with management at least annually. The board should monitor the company’s performance and strategic direction, while holding management responsible for implementing the strategic plan.

          3. CEO Selection, Evaluation and Succession Planning. One of the board’s most important responsibilities is the selection, development and evaluation of executive leadership. Strong, stable leadership with proper values is critical to the success of the corporate enterprise. The board, with the active involvement of its compensation committee, should continuously monitor and evaluate the CEO and senior executives, and should establish a succession plan to develop executive talent and ensure continuity of leadership.

          The CEO evaluation process should be continuous and should be based on clearly defined corporate strategic goals as well as personal performance goals. Financial and nonfinancial metrics used to evaluate executive performance should be disclosed. Both the nominating and compensation committees, as discussed below, should participate in CEO evaluation and succession planning.

          The succession plan should identify high potential executives within the company and should provide them with a clear career development path. Effective succession planning should seek to develop senior managers capable of replacing the CEO whenever the need for change might occur.

          4. Equity Policy. The board should develop an equity policy that determines the proportion of the company’s stock to be made available for compensation and other purposes. The equity policy should be disclosed to shareholders in the Compensation Discussion and Analysis (CD&A). The policy should establish clear limits on the number of shares to be used for options and other forms of equity grants. The policy should set forth the goals of equity compensation and their links to performance.

          C. Board Operation and Organization

          1. Annual Elections. All directors should stand for election annually. A classified board structure, particularly in combination with takeover defenses such as a “poison pill” shareholder rights plan, can be a significant impediment to changes in control. Moreover, a classified board structure can limit a board’s ability to remove an underperforming director.

          2. Board Size. The board should be large enough to provide expertise and diversity and allow key committees to be staffed with independent directors, but small enough to encourage collegial deliberation with the active participation of all members.

          3. Executive Sessions. The full board and each board committee should hold regular executive sessions at which no member of management is present. Executive sessions foster a culture of independence and provide opportunities for directors to engage in open discussion of issues that might be inhibited by the presence of management. Executive sessions can be used to evaluate CEO performance, discuss executive compensation and deal with internal board matters.

          4. Board Evaluation. The board should conduct an annual evaluation of its performance and that of its key committees. Evaluation criteria linked to board and committee responsibilities and goals should be set forth in the charter and governance policies. In addition to providing director orientation and education, the board should consider other ways to strengthen director performance, including individual director evaluations.

          5. Director Retirement Policy. Although TIAA-CREF does not support arbitrary limits on the length of director service, we believe boards should establish a formal director retirement policy. A director retirement policy can contribute to board stability, vitality and renewal.

          6. Indemnification and Liability. Directors should be fully accountable and should not be indemnified for fraud, gross negligence or failure to fulfill their duties of care and loyalty. Exclusive of such extreme conduct, it is appropriate for companies to

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indemnify directors for liability and legal expenses that arise in connection with their board service.

          Role of the Chairman. In the past, TIAA-CREF has not expressed a preference as to whether the positions of CEO and chairman should be separate or whether a lead or presiding director should be designated. However, in recent years public confidence in board independence has been undermined by an array of scandals, fraud, accounting restatements, options backdating, abuses in CEO compensation, perquisites and special privileges. These issues have highlighted the need for boards to be (and to be perceived as) fully independent, cost conscious, free of conflicts, protective of shareholder interests and capable of objectivity, toughness and independence in their oversight of executive management.

          For these reasons we recognize that separation of CEO and chair or appointment of a lead director may be appropriate in certain cases. Accordingly, although we do not have a strict policy, we will generally support appointment of a lead director in cases where the roles of CEO and board chair are not separate.

          Committee Structure. Under existing regulations, boards are required to establish three standing committees — an audit committee, a compensation committee and a nominating/governance committee — all composed exclusively of independent directors. The credibility of the board will depend in large part on the vigorous demonstration of independence by these standing committees.

          Boards should also establish additional committees as needed to fulfill their duties. These may include executive, corporate governance, finance, technology, investment, customers and product, operations and human resources committees.

          Each board committee should adopt and disclose to shareholders a charter that clearly sets forth its responsibilities.

          Each committee should have the power to hire independent experts and advisors.

          Each committee should report to the full board on the issues and decisions for which it is responsible.

          Whenever a company is the subject of a shareholder engagement initiative or resolution, the appropriate committee should review the matter and the proposed management response.

•	Compensation Committee

          The Compensation Committee, composed of independent directors, is responsible for oversight of the company’s compensation and benefit programs, including performance-based plans and policies that attract, motivate, retain and incentivize executive leadership to create long-term shareholder value. Committee members should have an understanding of competitive compensation and be able to critically compare the company’s plans and practices to those offered by the company’s peers. Committee members should be independent-minded, well informed, capable of dealing with sensitive decisions and scrupulous about avoiding conflicts of interest. Committee members should understand the relationship of individual components of compensation to total compensation.

          The Compensation Committee should be substantively involved in the following activities:

•	Establishing goals and evaluating the performance of the CEO and executive management against those goals;

•	Determining the compensation of the CEO and executive management and recommending it to the board for approval;

•	Reviewing and approving the company’s compensation policies;

•	Ensuring that a strong executive team is in place;

•	Working closely with the Corporate Governance/Nominating Committee to ensure continuity of leadership and effective succession planning;

•	Ensuring the consistency of pay practices at all levels throughout the company;

•

Establishing clear compensation metrics and practical incentives that will motivate superior executive performance while avoiding waste and excess, particularly in deferred compensation and perquisites; and

•	Ensuring that the company’s compensation disclosures meet SEC requirements and explain clearly to investors how pay and performance are linked.

          The Compensation Committee may retain independent consultants to provide technical advice and comparative pay data. However, survey-based information is only one of many factors guiding compensation and should be evaluated carefully in the context of each company’s circumstances and business goals. The Compensation Committee should be responsible for defining the scope of the consultant’s engagement, including pay. In accordance with new SEC rules, the nature and scope of the consultant’s work should be disclosed to shareholders.

          The Compensation Committee is responsible for preparing the annual Compensation Committee Report and should participate substantively in the preparation of management’s Compensation Discussion and Analysis (CD&A). These reports should describe each element of the compensation program and should include sufficient detail relating to the program’s rationale, goals and metrics to enable shareholders to understand how compensation is intended to work, what it costs, how it is linked to the company’s performance and how it will create long-term value.

•	Audit Committee

          The Audit Committee oversees the company’s accounting, compliance and risk management practices. It is responsible for ensuring the financial integrity of the business. The Audit Committee operates at the intersection of the board, management, independent auditors and internal auditors. It has sole authority to hire and fire the corporation’s independent auditors and to set and approve their compensation.

          The Audit Committee should:

•	Ensure that the auditor’s independence is not compromised by any conflicts;

•	Establish limits on the type and amount of nonaudit services that the audit firm may provide to the company;

•	Require periodic submission of the audit contract to competitive bids; and

•	Limit the company’s hiring of employees from the audit firm consistent with legal requirements and be promptly informed when such hiring occurs.

          In addition to selecting the independent auditors and ensuring the quality and integrity of the company’s financial statements, the Audit Committee is responsible for the adequacy and effec-

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tiveness of the company’s internal controls and the effectiveness of management’s processes to monitor and manage business risk. The internal audit team should report directly to the Audit Committee.

          The Audit Committee should also develop policies and establish the means to monitor the company’s compliance with ethical, legal and regulatory requirements.

          The Audit Committee should establish procedures for employees to communicate directly and confidentially with its members.

•	Corporate Governance/Nominating Committee

          The Corporate Governance/Nominating Committee oversees the company’s corporate governance practices and the selection and evaluation of directors. The committee is responsible for establishing board structure and governance policies that conform to regulatory and exchange listing requirements and standards of best practice. The committee’s duties include:

	•	Development of the company’s corporate governance principles and committee charters;

	•	Oversight of director selection, qualifications, training, compensation and continuing education;

	•	Evaluation of director nominees;

	•	Determination of board and committee size, structure, composition and leadership;

	•	Periodic evaluation of board and committee effectiveness and director independence;

	•	Establishment of procedures for communication with shareholders;

	•	Working with the Compensation Committee to establish succession planning; and

	•	Disclosure of these matters to shareholders.

VI.	Executive Compensation

          As described above, the board through its Compensation Committee, is responsible for ensuring that a compensation program is in place which will attract, retain and incentivize executive management to strengthen performance and create long-term value for shareholders. The Committee, along with executive management, is responsible for providing shareholders with a detailed explanation of the company’s compensation program, including the individual components of the program, through disclosure in the Compensation Discussion and Analysis (CD&A) and the board Compensation Committee Report. The compensation program should comply with the Compensation Committee’s equity policy and should reflect an understanding of the total cost of executive compensation to shareholders.

          In pursuit of these goals, the board should ensure that compensation plans include performance measures aligned with the company’s short- and long-term strategic objectives. The Compensation Committee should ensure that the CD&A provides shareholders with a clear and comprehensive explanation of the company’s compensation program, including the design, metrics, structure and goals of the program.

          Because TIAA-CREF is a long-term investor, we support compensation policies that promote and reward creation of long-term shareholder value. In our review of compensation plans, we will assess the performance objectives established by compensation committees and the linkage of compensation decisions to the attainment of those objectives.

          Executive compensation should be based on the following principles:

1.	Compensation plans should encourage employees to increase productivity, meet competitive challenges and achieve performance goals that will lead to the creation of long-term shareholder value.

2.

Compensation should be objectively linked to appropriate measures of company performance, such as earnings, return on capital or other relevant financial or operational parameters that are affected by the decisions of the executives being compensated.

3.	Compensation should include cash, equity and long-term incentives as appropriate to meet the company’s competitive and business goals.

4.	Compensation plans should be based on a performance measurement cycle that is consistent with the business cycle of the corporation.

5.	Compensation levels and incentives should be based on each executive’s responsibilities and achievements as well as overall corporate performance.

6.

In addition to being performance based, executive compensation should be reasonable by prevailing industry standards, appropriate to the company’s size and complexity, and fair relative to pay practices throughout the company.

7.	While Compensation Committees should consider comparative industry pay data, it should be used with caution.

8.	Surveys that call for use of stock options inconsistent with the board’s equity policy or clearly in excess of levels that can be justified to shareholders should be disregarded.

9.	Compensation Committees should work only with consultants that are independent of management.

10.

Consistent with SEC requirements, the CD&A should provide shareholders with a plain English narrative analysis of the data that appear in the compensation tables. The CD&A should explain the compensation program in sufficient detail to enable a reasonable investor to calculate the total cost and value of executive compensation, to understand its particular elements, metrics and links to performance, and to evaluate the board’s and executive management’s underlying compensation philosophy, rationale and goals.

11.	Companies should disclose and explain the reasons for any differences in the peer group of companies used for strategic and business purposes and the peer group used for compensation decisions.

12.

Compensation plans and policies should specify conditions for the recovery (clawback) of incentive or equity awards based upon reported results that have been subsequently restated and that have resulted in unjust enrichment of named executive officers.

          A. Equity-Based Compensation

          Oversight of Equity-Based Plans

          While equity-based compensation can offer great incentives to management, it can also have great impact on shareholder value. The need for directors to monitor and control the use of equity in

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executive compensation, particularly stock options, has increased in recent years. Amended rules requiring companies to account for the cost of stock options as an expense on grant date provide an incentive for companies to exercise restraint in the use of options. SEC disclosure guidelines should further deter excesses in equity plans. However, in all cases it is the board of directors that is responsible for oversight of the company’s equity compensation programs and for the adequacy of their disclosure.

          Composition of Equity-Based Plans

          In general, equity-based compensation should be based upon the following principles:

1.	The use of equity in compensation programs should be determined by the board’s equity policy. Dilution of shareholder equity should be carefully considered and managed, not an unintended consequence.

2.	As required by exchange listing standards, all plans that provide for the distribution of stock or stock options should be submitted to shareholders for approval.

3.

Equity-based plans should take a balanced approach to the use of restricted stock and option grants. Restricted stock, which aligns the interests of executives with shareholders, permits the value to the recipient and the cost to the corporation to be determined easily and tracked continuously.

4.

Equity-based plans should be judicious in the use of stock options. When used inappropriately, option grants can provide incentives for management to focus on the company’s short-term stock price rather than long-term performance.

5.

When stock options are awarded, a company should consider: (i) performance-based options which set performance hurdles to achieve vesting; (ii) premium options with vesting dependent on a predetermined level of stock appreciation; or (iii) indexed options with a strike price tied to an index.

6.

Equity-based plans should specifically prohibit “mega grants,” defined as grants to executives of stock options whose value at the time of the grant exceeds a reasonable multiple of the recipient’s total cash compensation.

7.	Equity-based plans should establish minimum vesting requirements and avoid accelerated vesting.

8.

Companies should support requirements for stock obtained through exercise of options to be held by executives for substantial periods of time, apart from partial sales permitted to meet tax liabilities caused by such exercise. Companies should establish holding periods commensurate with pay level and seniority.

9.	Companies should require and specify minimum executive stock ownership requirements for directors and company executives.

10.

Backdating of option grants should be prohibited. Issuance of stock or stock options timed to take advantage of nonpublic information with short-term implications for the stock price should also be prohibited.

11.

Consistent with SEC guidelines, companies should fully disclose the size of equity grants, their estimated value to recipients and their current and projected cost to the company. Performance goals and hurdle rates should be transparent. Disclosure should include plan provisions that could have a material impact on the number and value of the shares distributed.

12.	Disclosure should include information about the extent to which individual managers have hedged or otherwise reduced their exposure to changes in the company’s stock price.

          B. Perquisites

          When awarding perquisites to senior executives, the board should be guided by the same principles of reasonableness, fairness, equity and transparency that govern other components of compensation plans. Perquisites can be overly complex, with potential for unintended and excessive value transfer to management and unanticipated costs and public relations problems for the company. Perquisites may be needed for purposes of executive security or efficiency, which should be disclosed. In principle, however, boards should minimize perquisites and give priority to other forms of compensation.

          C. Supplemental Executive Retirement Plans

          Supplemental executive retirement plans (SERPs) may be used to supplement “qualified” pension entitlements, but should be reasonable and should not enhance retirement benefits excessively. When designing SERPs, compensation committees should consider the value of SERP programs as part of an executive’s total compensation package. They should also be sensitive to issues of internal pay equity. The following principles should guide the development of SERPs:

1.	The eligibility requirements and terms of SERPs to named executive officers should be fully disclosed.

2.	The value of the supplemental payment to which each named executive officer is entitled and the total cost of all supplemental plan obligations should be estimated and disclosed.

3.	“Constructive credit” may be used to replicate full service credit, but should not exceed it.

4.

Lump-sum distributions of SERPs may be appropriate in some circumstances. The discount rate used to calculate the lump-sum value of the pension entitlement should approximate the reinvestment rate available at retirement and should be disclosed.

          D. Executive Contracts

          Overly generous executive employment contracts, retention agreements and severance arrangements can result in excessive wealth transfer and expose the company to liability and unintended costs. The terms of contracts with named executive officers should be disclosed in detail with an estimation of their total cost. Companies should avoid providing by contract excessive perquisites either during employment or in the post-retirement period. Severance agreements should avoid payments to executives when they are terminated for misconduct, gross mismanagement or other reasons constituting a “for cause” termination. As in other areas, reasonableness, competitive practice and full disclosure are requirements, and such contracts should be in the best interest of the company and its shareholders.

VII.	TIAA-CREF Corporate Governance Program

          TIAA-CREF’s corporate governance program is based on our mission to help secure the long-term financial future of our par-

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ticipants. Consistent with this mission and our fiduciary duty to our participants, TIAA-CREF is committed to engagement with portfolio companies for the purpose of creating economic value, improving long-term performance and reducing financial and reputational risks.

          A. Engagement Policy and Practices

          Our preference is to engage privately with portfolio companies when we perceive shortcomings in their governance (including environmental and social issues) or their performance. This strategy of “quiet diplomacy” reflects our belief that informed dialogue with board members and senior executives, rather than public confrontation, will most likely lead to a mutually productive outcome.

          TIAA-CREF’s Corporate Governance Group administers a program of active monitoring and engagement with portfolio companies under the auspices of the standing trustee Committees on Corporate Governance and Social Responsibility.

          We target portfolio companies for engagement based on research and evaluation of their governance and performance. Governance reviews are supplemented by analysis of companies’ financial condition and risk profile conducted in conjunction with our Asset Management Group.

          In prioritizing issues for engagement, we take into account their materiality, their potential impact on TIAA-CREF’s investment performance, their relevance to the marketplace, the level of public interest, the applicability of our policies, the views of TIAA-CREF’s participants and institutional clients and the judgment of our trustees.

          Our preference is for constructive engagement strategies that can utilize private communication, minimize confrontation and attain a negotiated settlement. While quiet diplomacy remains our core strategy, particularly for domestic companies, TIAA-CREF’s engagement program involves many different activities and initiatives, including the following:

•	submit shareholder resolutions

•	withhold or vote against one or more directors

•	request other investors to support our initiative

•	engage in public dialogue and commentary

•	conduct a proxy solicitation

•	engage in collective action with other investors

•	support an election contest or change of control transaction

•	seek regulatory or legislative relief

•	commence or support litigation

•	pursue other enforcement or compliance remedies

          B. Proxy Voting

          Proxy voting is a key component of TIAA-CREF’s oversight and engagement program. It is our primary method for exercising our shareholder rights and influencing the behavior of portfolio companies. TIAA-CREF commits substantial resources to making informed voting decisions in furtherance of our mission and in compliance with the securities laws and other applicable regulations.

          TIAA-CREF’s voting policies, established by the trustees and set forth in this Policy Statement, are administered on a case-by-case basis by the staff of our Corporate Governance Group. The staff has access to research reports from third party advisory firms, seeks input from our Asset Management Group and, where appropriate, confers directly with trustees. Annual disclosure of our proxy votes is available on our website and on the website of the Securities and Exchange Commission.

          C. Influencing Public Policy and Regulation

1.

TIAA-CREF periodically publishes its policies on corporate governance, shareholder rights, social responsibility and related issues. These policies inform portfolio companies and provide the basis for our engagement activities.

2.	TIAA-CREF participates in the public debate over issues of corporate governance and responsible corporate behavior in domestic and international markets.

3.	TIAA-CREF participates in membership organizations and professional associations that seek to promote good corporate governance and protect shareholder rights.

4.

TIAA-CREF sponsors research, hosts conferences and works with regulators, legislators, self-regulatory organizations, and other institutional investors to educate the business community and the investing public about governance and shareholder rights.

5.	TIAA-CREF submits written comments on regulatory proposals and testifies before various governmental bodies, administrative agencies and self-regulatory organizations.

6.	TIAA-CREF participates in corporate governance conferences and symposia in the United States and abroad.

          D. Divestment

          TIAA-CREF is committed to engagement with companies rather than divestment of their securities. This policy is a matter of principle that is based on several considerations: (i) divestment would eliminate our standing and rights as a shareholder and foreclose further engagement; (ii) divestment would be likely to have negligible impact on portfolio companies or the market; (iii) divestment could result in increased costs and short-term losses; and (iv) divestment could compromise our investment strategies and negatively affect our performance. For these reasons, we believe that divestment does not offer TIAA-CREF an optimal strategy for changing the policies and practices of portfolio companies, nor is it the best means to produce long-term value for our participants.

          As a matter of general investment policy, TIAA-CREF’s trustees and its Asset Management Group may consider divesting or underweighting a company’s stock from our accounts in cases where they conclude that the financial or reputational risks from a company’s policies or activities are so great that continued ownership of its stock is no longer prudent.

VIII.	International Governance

          With an increasing share of our assets invested in equities of companies listed on foreign markets and with international holdings in over 50 countries, TIAA-CREF is recognized as one of the most influential investors in the world. We have a long history of acting on behalf of our participants to improve corporate governance standards globally. Our international governance activities, like our domestic program, are designed to protect our investments, reduce risk and increase shareholder value. We

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focus our governance efforts in those foreign markets where we currently have, or expect to have in the future, significant levels of capital at risk.

          We believe that no matter where a company is located, once it elects to access capital from the public it becomes subject to basic principles of corporate governance. We recognize that companies outside the United States are subject to different laws, standards and customs. We are mindful that cultural differences must be respected. At the same time, we recognize our responsibility to promote global governance standards that help strengthen shareholder rights, increase accountability and improve the performance of portfolio companies.

          TIAA-CREF has endorsed many of the governance standards of international associations and shareholder organizations. We agree with the widely-held view that harmonization of international governance principles and standards of best practice is essential to achieve efficiency in the global capital markets. Accordingly, our governance initiatives in less developed countries seek to deal with the following problems:

•	Listed companies dominated by controlling shareholders often blend characteristics of private and public companies, giving management and insiders too much power and shareholders too little.

•	Foreign governments retain ownership in many local listed companies and exercise special powers that interfere with capital market efficiency.

•	Shareholder rights are not fully developed in many countries, increasing investment risk.

•	Legal and regulatory systems are still underdeveloped and means of enforcement can often be lacking.

•	Basic governance standards of board accountability and independence, full and timely disclosure and financial transparency are in many cases still only aspirational.

•	Operational inefficiencies such as share blocking and clustering of shareholder meetings impede investor communications and proxy voting.

•	Ambivalence about shareholder activism, control contests and takeover bids undermines management accountability and market vitality.

          TIAA-CREF’s international governance program involves both engagement with targeted portfolio companies and broad-based initiatives, often in conjunction with global governance organizations. We are willing to form strategic partnerships and collaborate with other institutional investors to increase our influence in foreign markets. We support regional efforts initiated by investor groups to improve local governance practices in line with global standards. We sponsor academic research, surveys and other activities that we believe will contribute to positive developments regionally.

          In addition to maintaining a leadership role as an advocate for shareholder rights and good governance globally, TIAA-CREF is committed to voting our shares in international companies. Our trustees regularly update our international proxy voting policies and guidelines as new developments occur in the various markets. Our Proxy Voting Group is familiar with voting procedures in every country where we invest. We promote reforms needed to eliminate cross-border voting inefficiencies and to improve the mechanics of proxy voting globally.

          We believe that basic corporate disclosure and proxy voting standards applicable to all public companies around the world should include the following:

	•	The one-share, one-vote principle should apply to all publicly traded companies to ensure that shareholders’ voting power is aligned with their economic interest.

	•	Voting caps and super voting rights should be eliminated.

•

Companies should treat all shareholders equally, equitably and fairly to ensure that minority and foreign shareholders are protected and that government-controlled securities are not given special rights.

•

Companies should distribute disclosure documents in a timely fashion, preferably no less than 28 days before shareholder meetings so that international investors can make informed voting decisions and have sufficient time to vote their shares.

	•	Annual meeting agendas and disclosure documents should be published in English whenever a company has substantial international ownership.

	•	Companies should work to achieve transparency through disclosure and accounting practices that are acceptable under international governance and accounting standards.

•

Companies should provide information on director qualifications, independence, affiliations, related party transactions, executive compensation, conflicts of interest and other relevant governance information.

	•	Shareholders should be able to vote their shares without impediments such as share blocking, beneficial owner registration, voting by show of hands or other unreasonable requirements.

	•	Shareholders should have the right to vote on separate and distinct issues; companies should not bundle disparate proposals.

	•	Voting results should be disclosed promptly after shareholder meetings and procedures should be available to audit and verify the outcome.

	•	Shareholders should receive confirmation that their votes have been received and tabulated.

•

In addition, preemptive rights may have distinct value to shareholders in jurisdictions outside of the United States. For domestic companies, TIAA-CREF does not object to the elimination of preemptive rights, which can impede a company’s ability to raise capital efficiently.

IX.	Environmental and Social Issues

          TIAA-CREF recognizes that as a matter of good corporate governance and from the perspective of shareholder value, boards should carefully consider the strategic impact of issues relating to the environment and social responsibility. There is a growing body of research examining the economic consequences of companies’ efforts to promote good environmental and social practices. We support companies’ efforts to evaluate the strategic relevance of these factors, including their impact on business risk, reputation, competitive position and opportunities for growth.

          TIAA-CREF believes that companies and boards should exercise diligence in their consideration of environmental and social issues, analyze the strategic and economic questions they raise

B-52	Statement of Additional Information ▪ TIAA-CREF Funds ▪ Funds-of-Funds

and disclose their environmental and social policies and practices. Directors should encourage dialogue on these issues between the company and its investors, employees, customers, suppliers and the larger community. The goal of our policy is to ensure that the board and management include environmental and social responsibility in their business planning and that they disclose relevant information and decisions to shareholders.

          While our policies are not intended to be prescriptive, we believe that companies and boards should pay careful attention to the following issues in the course of their strategic planning:

•	Environment: the short-term and long-term impact of the company’s operations and products on the local and global environment.

•	Human Rights: the company’s labor and human rights policies and practices and their applicability through the supply and distribution chains.

•	Diversity: the company’s efforts to promote equal employment opportunities and fair treatment for all segments of the populations it serves.

•	Product Responsibility: the company’s attention to the safety and potential impact of its products and services.

•	Society: the company’s diligence in reviewing all its activities to ensure they do not negatively affect the common good of the communities in which it operates.

          Our guidelines for voting on some of the more common environmental and social resolutions are set forth in the Voting Guidelines included in Appendix A.

X.	Securities Lending Policy

          TIAA-CREF believes that as a matter of good corporate governance shareholders have a responsibility to exercise their ownership rights with diligence and care. At the same time, however, institutional investors have a fiduciary duty to generate optimal financial returns for their beneficiaries. Balancing these two responsibilities — acting as responsible owners while maximizing value — can create a dilemma for institutional investors in choosing between short-term and long-term strategies. Stock lending practices can create such a potential conflict — whether to recall loaned stock in order to vote, or not to recall in order to preserve lending fee revenue.

          To address these issues, TIAA-CREF has developed a securities lending policy governing its practices with respect to stock lending and proxy voting. The policy delineates the factors to be considered in determining when we should lend shares and when we should recall loaned shares in order to vote them.

          Even after we lend the securities of a portfolio company, we continue to monitor whether income from lending fees is of greater value than the voting rights that have passed to the borrower. Using the factors set forth in our policy, we conduct an analysis of the relative value of lending fees versus voting rights in any given situation. We will recall shares when we believe the exercise of voting rights may be necessary to maximize the long-term value of our investments despite the loss of lending fee revenue.

          Our Asset Management and lending staff, in consultation with our governance staff, are responsible for analyzing these issues, conducting the cost/benefit analysis and making determinations about restricting, lending and recalling securities consistent with this policy.

APPENDIX A: PROXY VOTING GUIDELINES

TIAA-CREF Proxy Voting Guidelines

          TIAA-CREF’s voting practices are guided by our mission and fiduciary duty to our participants. As indicated in this Policy Statement, we monitor portfolio companies’ governance, social and environmental practices to ensure that boards consider these factors in the context of their strategic deliberations.

          The following guidelines are intended to assist portfolio companies, participants and other interested parties in understanding how TIAA-CREF is likely to vote on governance, compensation, social and environmental issues. The list is not exhaustive and does not necessarily represent how TIAA-CREF will vote at any particular company. In deciding how to vote, the Corporate Governance staff takes into account many factors, including input from our Asset Management Group and third party research. We consider specific company context, including governance practices and financial performance. It is our belief that a one-size-fits-all approach to proxy voting is not appropriate.

          We establish voting policies with respect to both management proposals and shareholder resolutions. Our proxy voting decisions with respect to shareholder resolutions may be influenced by several additional factors: (i) whether the shareholder resolution process is the appropriate means of addressing the issue; (ii) whether the resolution promotes good corporate governance and is related to economic performance and shareholder value; and (iii) whether the information and actions recommended by the resolution are reasonable and practical. In instances where we agree with the concerns raised by proponents but do not believe that the policies or actions requested are appropriate, TIAA-CREF will generally abstain on the resolution.

          Where appropriate, we will accompany our vote with a letter of explanation.

Guidelines for Board-Related Issues

          Policy Governing Votes on Directors:

          TIAA-CREF will consider withholding or voting against some or all directors in the following circumstances:

•

When TIAA-CREF trustees conclude that the actions of directors are unlawful, unethical, negligent, or do not meet fiduciary standards of care and loyalty, or are otherwise not in the best interest of shareholders. Such actions would include: issuance of backdated or spring loaded options, excessively dilutive equity grants, egregious compensation practices, unequal treatment of shareholders, adoption of inappropriate antitakeover devices, unjustified dismissal of auditors.

•	When directors have failed to disclose, resolve or eliminate conflicts of interest that affect their decisions.

•	When less than a majority of the company’s directors are independent, by TIAA-CREF standards of independence.

          In cases where TIAA-CREF decides to withhold or vote against the entire board of directors, we will also abstain or vote against a provision on the proxy granting discretionary power to vote on “other business” arising at the shareholders meeting.

TIAA-CREF Funds ▪ Funds-of-Funds ▪ Statement of Additional Information	B-53

          Majority Vote for the Election of Directors:

          General Policy: As indicated in Section III of this Policy Statement, TIAA-CREF will generally support shareholder resolutions asking that companies amend their governance documents to provide for director election by majority vote.

          Proxy Access Proposals:

          General Policy: TIAA-CREF will generally support shareholder resolutions seeking to establish reasonable conditions and procedures for shareholders to include their director candidates on a company’s proxy and ballot.

          Reimbursement of Expenses for Dissident Shareholder Nominees:

          General Policy: TIAA-CREF will consider on a case-by-case basis shareholder resolutions asking that the company reimburse certain expenses related to the cost of dissident short-slate director campaigns or election contests.

          Annual Election of Directors:

          General Policy: TIAA-CREF will generally support shareholder resolutions asking that each member of the board stand for reelection annually.

          Cumulative Voting:

          General Policy: TIAA-CREF will generally not support proposals asking that shareholders be allowed to cumulate votes in director elections, as this practice may encourage the election of “special interest” directors.

Guidelines for Other Governance Issues

          Separation of Chairman and Chief Executive Officer:

          General Policy: TIAA-CREF will consider on a case-by-case basis shareholder resolutions seeking to separate the positions of CEO and board chair or to appoint a lead director. We will generally support such resolutions when a company’s corporate governance practices or financial performance are deficient.

          Ratification of Auditor:

          General Policy: TIAA-CREF will generally support the board’s choice of auditor. However, TIAA-CREF will consider voting against the ratification of an audit firm where nonaudit fees are excessive, where the firm has been involved in conflict of interest or fraudulent activities in connection with the company’s audit, or where the auditors’ independence is questionable.

          Supermajority Vote Requirements:

          General Policy: TIAA-CREF will generally support shareholder resolutions asking for the elimination of supermajority vote requirements.

          Dual-Class Common Stock and Unequal Voting Rights:

          General Policy: TIAA-CREF will generally support shareholder resolutions asking for the elimination of dual classes of common stock with unequal voting rights or special privileges.

          Antitakeover Devices (Poison Pills):

          General Policy: TIAA-CREF will consider on a case-by-case basis proposals relating to the adoption or rescision of antitakeover devices with attention to the following criteria:

•	Whether the company has demonstrated a need for antitakeover protection;

•	Whether the provisions of the device are in line with generally accepted governance principles;

•	Whether the company has submitted the device for shareholder approval;

•	Whether the proposal arises in the context of a takeover bid or contest for control.

          TIAA-CREF will generally support shareholder resolutions asking to rescind or put to a shareholder vote antitakeover devices that were adopted without shareholder approval.

          Reincorporation:

          General Policy: TIAA-CREF will generally vote against management proposals asking shareholders to approve reincorporation to a new domicile if we believe the objective is to take advantage of laws or judicial interpretations that provide antitakeover protection or otherwise reduce shareholder rights.

Guidelines for Compensation Issues

          Equity-Based Compensation Plans:

          General Policy: TIAA-CREF will review equity-based compensation plans on a case-by-case basis, giving closer scrutiny to companies where plans include features that are not performance-based or where total potential dilution from equity compensation exceeds 10%.

          Comment: TIAA-CREF understands that companies need to attract and retain capable executives in a competitive market for executive talent. We take competitive factors into consideration whenever voting on matters related to compensation, particularly equity compensation. As a practical matter, we recognize that more dilutive broad-based plans may be appropriate for human-capital intensive industries and for small- or mid-capitalization firms and start-up companies.

          Red Flags:

•

Excessive Equity Grants: TIAA-CREF will examine a company’s past grants to determine the rate at which shares are being issued. We will also seek to ensure that equity is being offered to more than just the top executives at the company. A pattern of excessive grants can indicate failure by the board to properly monitor executive compensation and its costs.

•

Lack of Minimum Vesting Requirements: TIAA-CREF believes that companies should establish minimum vesting guidelines for senior executives who receive stock grants. Vesting requirements help influence executives to focus on maximizing the company’s long-term performance rather than managing for short-term gain.

•

Undisclosed or Inadequate Performance Metrics: TIAA-CREF believes that performance goals for equity grants should be disclosed meaningfully. Performance hurdles should not be too easily attainable. Disclosure of these metrics should

B-54	Statement of Additional Information ▪ TIAA-CREF Funds ▪ Funds-of-Funds

enable shareholders to assess whether the equity plan will drive long-term value creation.

•

Insufficient Executive Stock Ownership: TIAA-CREF supports equity ownership requirements for senior executives and directors. Whether or not equity is a significant portion of compensation, sufficient stock ownership should be required to align executives’ and board members’ interests with those of shareholders.

•

Reload Options: TIAA-CREF will generally not support “reload” options that are automatically replaced at market price following exercise of initial grants. Reload options can lead to excessive dilution and overgenerous benefits and allow recipients to lock in increases in stock price that occur over the duration of the option plan with no attendant risk.

•

Mega Grants: TIAA-CREF will generally not support mega grants. A company’s history of such excessive grant practices may prompt TIAA-CREF to vote against the stock plans and the directors who approve them. Mega grants include equity grants that are excessive in relation to other forms of compensation or to the compensation of other employees and grants that transfer disproportionate value to senior executives without relation to their performance.

•

Undisclosed or Inappropriate Option Pricing: TIAA-CREF will generally not support plans that fail to specify exercise prices or that establish exercise prices below fair market value on the date of grant.

•

Repricing Options: TIAA-CREF will generally not support plans that authorize repricing. However, we will consider on a case-by-case basis management proposals seeking shareholder approval to reprice options. We are more likely to vote in favor of repricing in cases where the company excludes named executive officers and board members and ties the repricing to a significant reduction in the number of options.

•

Excess Discretion: TIAA-CREF will generally not support plans where significant terms of awards — such as coverage, option price, or type of awards — are unspecified, or where the board has too much discretion to override minimum vesting and/or performance requirements.

•

Evergreen Features: TIAA-CREF will generally not support option plans that contain evergreen features which reserve a specified percentage of outstanding shares for award each year and lack a termination date. Evergreen features can undermine control of stock issuance and lead to excessive dilution.

          Performance-Based Equity Compensation:

          General Policy: TIAA-CREF will generally support shareholder resolutions seeking alignment between executive compensation and performance.

          Advisory Vote on Compensation Disclosure:

          General Policy: TIAA-CREF will generally support shareholder resolutions seeking an advisory vote on companies’ compensation disclosure.

          Limits on Executive Compensation:

          General Policy: TIAA-CREF will generally vote against shareholder resolutions seeking to impose limits on executive pay by use of arbitrary ratios or pay caps.

          Clawback Policies:

          General Policy: TIAA-CREF will vote on a case-by-case basis with respect to shareholder resolutions seeking the establishment of clawback policies.

          Golden Parachutes:

          General Policy: TIAA-CREF will generally support shareholder resolutions seeking shareholder approval of “golden parachute” severance agreements that exceed IRS guidelines.

          Supplemental Executive Retirement Plans:

          General Policy: TIAA-CREF will vote on a case-by-case basis with respect to shareholder resolutions seeking to establish limits on the benefits granted to executives in SERPs.

Guidelines for Environmental and Social Issues

          As indicated in Section IX, TIAA-CREF will generally support shareholder resolutions seeking reasonable disclosure of the environmental or social impact of a company’s policies, operations or products. We believe that a company’s management and directors have the responsibility to determine the strategic impact of environmental and social issues and that they should disclose to shareholders how they are dealing with these issues.

          Environment

          Global Warming and Climate Change:

          General Policy: TIAA-CREF will generally support reasonable shareholder resolutions seeking disclosure of greenhouse gas emissions and the impact of climate change on a company’s business activities.

          Comment: The level of a company’s greenhouse gas emissions and its vulnerability to climate change may represent both short-term and long-term potential risks. Companies and boards should analyze the impact of climate change on their business and disclose this information.

          Use of Natural Resources:

          General Policy: TIAA-CREF will generally support reasonable shareholder resolutions seeking disclosure or reports relating to a company’s use of natural resources, the impact on its business of declining resources and its plans to improve energy efficiency or to develop renewable energy alternatives.

          Comment: These considerations should be a part of the strategic deliberations of boards and managers and the company should disclose the results of such deliberations.

          Impact on Community:

          General Policy: TIAA-CREF will generally support reasonable shareholder resolutions seeking disclosure or reports relating to a company’s initiatives to reduce any harmful community impacts or other hazards that result from its operations or activities.

          Comment: Community hazards at business facilities may expose companies to such risks as regulatory penalties, legal lia-

TIAA-CREF Funds ▪ Funds-of-Funds ▪ Statement of Additional Information	B-55

bility, diminished reputation, increased cost and loss of market share. Conversely, the elimination of hazards may improve competitiveness and provide business opportunities.

          Human Rights

          Human Rights Code of Conduct and Global Labor Standards:

          General Policy: TIAA-CREF will generally support reasonable shareholder resolutions seeking a review of a company’s internal labor standards, the establishment of global labor standards or the adoption of codes of conduct relating to human rights.

          Comment: Adoption and enforcement of human rights codes and fair labor standards can help a company protect its reputation, increase worker productivity, reduce liability, improve customer loyalty and gain competitive advantage.

          Community

          Corporate Response to Global Health Risks:

          General Policy: TIAA-CREF will generally support reasonable shareholder resolutions seeking disclosure or reports relating to the potential impact of HIV, AIDS, Avian Flu and other pandemics and global health risks on a company’s operations and long-term growth.

          Comment: Global health considerations should be factored into the strategic deliberations of boards and managers, and companies should disclose the results of such deliberations.

          Corporate Political Influence:

          General Policy: TIAA-CREF will generally support reasonable shareholder resolutions seeking disclosure or reports relating to a company’s lobbying efforts and contributions to political parties or political action committees.

          Comment: Given increased public scrutiny of corporate lobbying activities and campaign contributions, we believe it is the responsibility of company boards to review and disclose the use of corporate assets for political purposes.

          Corporate Philanthropy:

          General Policy: TIAA-CREF will generally support reasonable shareholder resolutions seeking disclosure or reports relating to a company’s charitable contributions and other philanthropic activities. However, TIAA-CREF will vote against resolutions that promote a political agenda or a special interest or that unreasonably restrict a company’s corporate philanthropy.

          Comment: We believe that boards should disclose their corporate charitable contributions to avoid any actual or perceived conflicts of interest.

          Diversity

          General Policies:

•

TIAA-CREF will generally support reasonable shareholder resolutions seeking disclosure or reports relating to a company’s nondiscrimination policies and practices, or seeking to implement such policies, including equal employment opportunity standards.

•	TIAA-CREF will generally support reasonable shareholder resolutions seeking disclosure or reports relating to a company’s workforce diversity.

•	TIAA-CREF will generally vote against special purpose or discriminatory resolutions, such as those recommending that sexual orientation not be covered under equal employment opportunity policies.

          Comment: Promoting diversity and maintaining inclusive workplace standards can help companies attract and retain a talented and diverse workforce and compete more effectively.

          Product Responsibility

          General Policy: TIAA-CREF will generally support reasonable shareholder resolutions seeking disclosure or reports relating to the safety and impact of a company’s products on the customers and communities it serves.

          Comment: Companies that demonstrate ethical behavior and diligence with regard to product safety and suitability can avoid reputational and liability risks and strengthen their competitive position.

          Tobacco

          General Policies:

•

TIAA-CREF will generally support reasonable shareholder resolutions seeking disclosure or reports relating to risks associated with tobacco use and efforts by a company to reduce youth exposure to tobacco products.

•	TIAA-CREF will generally not support resolutions seeking to alter the investment policies of financial institutions or to require divestment of tobacco company stocks.

          Comment: Effectively addressing these concerns can help companies protect their reputation and reduce legal liability risk.

B-56	Statement of Additional Information ▪ TIAA-CREF Funds ▪ Funds-of-Funds

730 Third Avenue
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OTHER INFORMATION

Item 28.		Exhibits

(a)	(1)	Declaration of Trust, dated as of April 15, 1999.1/

	(2)	Declaration of Trust, dated as of April 15, 1999, as amended to add the TIAA-CREF Lifecycle Funds (the “Lifecycle Funds”). 6/

	(3)	Form of Amendment dated December 7, 2005 to the Declaration of Trust dated April 15, 1999.9/

	(4)	Form of Amendment dated February 14, 2006 to the Declaration of Trust dated April 15, 1999. 9/

	(5)	Amendment dated August 7, 2006 to the Declaration of Trust. 10/

	(6)	Amendment dated October 2, 2006 to the Declaration of Trust. 10/

	(7)	Amendment dated July 17, 2007 to the Declaration of Trust. 13/

	(8)	Amendment dated August 29, 2008 to the Declaration of Trust. 15/

	(9)	Amendment dated February 10, 2009 to the Declaration of Trust. 17/

	(10)	Amendment dated May 12, 2009 to the Declaration of Trust. 17/

	(11)	Form of Amendment dated May 18, 2010 to the Declaration of Trust. 20/

	(12)	Form of Amendment dated December 7, 2010 to the Declaration of Trust. 22/

(b)	Registrant has adopted no bylaws.

(c)	The relevant portions of Registrant’s Declaration of Trust are incorporated herein by reference to Exhibit (a) above.

(d)	(1)	Investment Management Agreement by and between Registrant and Teachers Advisors, Inc. (“Advisors”), dated as of June 1, 1999.2/

	(2)	Amendment to the Investment Management Agreement by and between Registrant and Advisors, dated as of September 3, 2002. 4/

	(3)	Form of Expense Reimbursement Agreement by and between the Registrant and Advisors, dated as of February 1, 2004. 5/

	(4)	Amendment to Investment Management Agreement by and between Registrant and Advisors, dated as of October 1, 2004, for the Lifecycle Funds. 6/

	(5)	Form of Expense Reimbursement Agreement by and between the Registrant and Advisors, dated as of February 1, 2005. 7/

	(6)	Form of Investment Management Agreement by and between the Registrant and Advisors, effective February 1, 2006. 8/

	(7)	Form of Expense Reimbursement Agreement by and between the Registrant and Advisors, regarding the Growth Equity Fund dated as of February 1, 2006.8/

	(8)	Form of Expense Reimbursement Agreement between Registrant and Advisors effective February 1, 2006. 8/

	(9)	Form of Fee Waiver for Growth & Income Fund and Lifecycle Funds effective February 1, 2006. 8/

(10)	Form of Amendment dated March 31, 2006 to the Investment Management Agreement by and between the Registrant and Advisors dated as of February 1, 2006. 9/

(11)	Form of Amendment dated March 31, 2006 to the Expense Reimbursement Agreement by and between the Registrant and Advisors dated as of February 1, 2006. 9/

(12)	Form of Amendment dated March 31, 2006 to the Fee Waiver Agreement for Certain TIAA-CREF Institutional Mutual Funds. 9/

(13)	Form of Amendment dated May 16, 2006 to the February 1, 2006 Expense Reimbursement Agreement regarding the Growth Equity Fund. 10/

(14)	Form of Amendment dated May 16, 2006 to the February 1, 2006 Expense Reimbursement Agreement. 10/

(15)	Form of Amendment dated May 16, 2006 to the February 1, 2006 Fee Waiver for Growth & Income Fund and Lifecycle Funds. 10/

(16)	Form of Amendment dated December 1, 2006 to the February 1, 2006 Fee Waiver Agreement for Certain TIAA-CREF Institutional Mutual Funds. 10/

(17)	Form of Amendment dated December 1, 2006 to the February 1, 2006 Expense Reimbursement Agreement regarding the Growth Equity Fund. 10/

(18)	Form of Amendment dated December 1, 2006 to the February 1, 2006 Expense Reimbursement Agreement. 10/

(19)	Form of Amendment dated December 6, 2006 to the February 1, 2006 Expense Reimbursement Agreement regarding the Retirement Class of the Lifecycle Funds. 10/

(20)	Form of Amendment dated January 17, 2007 to the Expense Reimbursement Agreement dated February 1, 2006. 10/

(21)	Form of Amendment dated November 30, 2007 to the Investment Management Agreement between Registrant and Advisors dated February 1, 2006. 13/

(22)	Form of Amendment dated November 30, 2007 to the February 1, 2006 Fee Waiver. 13/

(23)	Form of Amendment dated November 30, 2007 to the Expense Reimbursement Agreement by and between the Registrant and Advisors dated as of February 1, 2007. 13/

(24)	Form of Amendment dated February 1, 2008 to the February 1, 2006 Expense Reimbursement Agreement regarding the Growth Equity Fund. 14/

(25)	Form of Amendment dated February 1, 2008 to the February 1, 2006 Expense Reimbursement Agreement. 14/

(26)	Form of Amendment dated February 1, 2008 to the February 1, 2006 Fee Waiver Agreement for Growth & Income Fund and Lifecycle Funds. 14/

(27)	Form of Sixth Amendment dated February 1, 2009 to the February 1, 2006 Fee Waiver Agreement for the TIAA-CREF Lifecycle Funds. 16/

(28)	Form of Amendment dated February 1, 2009 to the February 1, 2006 Expense Reimbursement Agreement for TIAA-CREF Growth Equity Fund. 16/

(29)	Form of Amendment dated February 1, 2009 to the February 1, 2006 Expense Reimbursement Agreement for the TIAA-CREF Funds. 16/

(30)	Form of Amendment dated August 1, 2009 to the February 1, 2006 Expense Reimbursement Agreement for the TIAA-CREF Funds. 18/

	(31)	Form of Amendment dated September 10, 2009 to the Investment Management Agreement between Registrant and Advisors dated February 1, 2006. 18/

	(32)	Form of Amendment dated September 10, 2009 to the February 1, 2006 Expense Reimbursement Agreement for the TIAA-CREF Funds. 18/

	(33)	Form of Amended and Restated Fee Waiver Agreement dated February 1, 2010 for the TIAA-CREF Lifecycle Funds. 20/

	(34)	Form of Amended and Restated Expense Reimbursement Agreement dated February 1, 2010 for the TIAA-CREF Funds. 20/

	(35)	Form of Amendment dated May 1, 2010 to the Investment Management Agreement between Registrant and Advisors dated February 1, 2006. 20/

	(36)	Form of Amended and Restated Expense Reimbursement Agreement dated August 1, 2010 for the TIAA-CREF Funds. 21/

	(37)	Form of Amendment dated August 1, 2010 to the Investment Management Agreement between Registrant and Advisors dated February 1, 2006. 21/

	(38)	Form of Amended and Restated Fee Waiver Agreement between Registrant and Advisors for the TIAA-CREF Lifecycle Funds dated as of February 1, 2011 22/

	(39)	Form of Amended and Restated Agreement to Suspend Distribution Plans between Registrant and TPIS for the TIAA-CREF Lifecycle and Lifecycle Index Funds dated as of February 1, 2011 22/

	(40)	Form of Amended and Restated Expense Reimbursement Agreement between Registrant and Advisors for the TIAA-CREF Funds dated as of February 1, 2011 22/

(e)	(1)	Distribution Agreement by and between Registrant and Teachers Personal Investors Services, Inc. (“TPIS”), dated as of June 1, 1999.2/

	(2)	Selling Agreement by and between TPIS and TIAA-CREF Individual & Institutional Services, LLC (“Services”), dated as of June 1, 1999.3/

	(3)	Amendment to Distribution Agreement by and between Registrant and TPIS, dated as of September 3, 2002. 4/

	(4)	Amendment to Distribution Agreement by and between Registrant and TPIS, dated as of October 1, 2004, for the Lifecycle Funds. 6/

	(5)	Amendment to Distribution Agreement by and between Registrant and TPIS, dated as of October 19, 2004. 7/

(f)	(1)

TIAA and CREF Non-Employee Trustee and Member, and TIAA-CREF Mutual Funds and TIAA-CREF Institutional Mutual Funds Non-Employee Trustee, Long-Term Compensation Plan, as of January 1, 1998, as amended. 5/

	(2)	TIAA and CREF Non-Employee Trustee and Member, and TIAA-CREF Mutual Funds and TIAA-CREF Institutional Mutual Funds Non-Employee Trustee, Deferred Compensation Plan, as of June 1, 1998, as amended. 5/

	(3)	Non-Employee Trustee and Member Long-Term Compensation Plan, dated January 1, 2008. 14/

	(4)	Non-Employee Trustee and Member Deferred Compensation Plan, dated January 1, 2008. 14/

(g)	(1)	Custodian Agreement by and between Registrant and State Street Bank and Trust Company (“State Street”), dated as of June 11, 1999.3/

	(2)	Custodian Agreement by and between Registrant and JPMorgan Chase Bank (“JPMorgan”), dated as of July 1, 2002. 4/

	(3)	Amendment to the Custodian Agreement by and between Registrant and JPMorgan, dated August 26, 2002. 4/

	(4)	Form of Master Custodian Agreement by and between Registrant and State Street Bank and Trust Company dated November 20, 2007. 13/

	(5)	Form of Custodial Undertaking in Connection with Master Repurchase Agreement among Teachers Advisors Inc., on behalf of Registrant, Goldman, Sachs & Co. and The Bank of New York Mellon. 20/

(h)	(1)	Administration Agreement by and between Registrant and State Street, dated as of July 1, 1999.3/

	(2)	Transfer Agency Agreement by and between Registrant and Boston Financial Data Services, Inc. (“BFDS”), dated as of July 1, 1999.3/

	(3)	Transfer Agency and Service Agreement by and between Registrant and BFDS, dated as of July 1, 2002. 4/

	(4)	Service Agreement by and between Registrant and Advisors, dated as of May 22, 2002, as amended February 19, 2003 5/, October 1, 2004, for the Lifecycle Funds 6/ and October 19, 2004. 7/

	(5)	Form of Retirement Class Service Agreement by and between Registrant and Advisors dated as of February 1, 2006. 8/

(6)

Form of Amendment dated March 31, 2006 to the Retirement Class Service Agreement by and between Registrant and Advisors with respect to Funds that offer Retirement Class Shares dated as of February 1, 2006. 9/

	(7)	Form of Transfer Agency Agreement by and between Registrant and BFDS, dated September 1, 2004. 12/

(8)

Form of Amendment dated November 30, 2007 to the Retirement Class Service Agreement by and between Registrant and Advisors with respect to Funds that offer Retirement Class Shares dated as of February 1, 2006. 13/

	(9)	Form of Investment Accounting Agreement by and between Registrant and State Street Bank and Trust Company dated November 20, 2007. 13/

(10)

Form of Amendment dated September 10, 2009 to the Retirement Class Service Agreement by and between Registrant and Advisors with respect to Funds that offer Retirement Class Shares dated as of February 1, 2006. 18/

	(11)	Form of Amendment dated September 1, 2009 to the Transfer Agency Agreement between the Registrant and BFDS dated September 1, 2004. 18/

(12)

Form of Amendment dated August 1, 2010 to the Retirement Class Service Agreement by and between Registrant and Advisors with respect to Funds that offer Retirement Class Shares dated as of February 1, 2006. 21/

(i)	Opinion and Consent of Jonathan Feigelson, Esq.*

(j)	(1)	Consent of Dechert LLP.*

	(2)	Consent of PricewaterhouseCoopers LLP.*

(k)	Not applicable.

(l)	(1)	Seed Money Agreement by and between Registrant and Teachers Insurance and Annuity Association of America (“TIAA”), dated as of June 1, 1999.3/

	(2)	Seed Money Agreement by and between Registrant and TIAA, dated as of August 1, 2002. 4/

	(3)	Seed Money Agreement by and between Registrant and TIAA, dated as of October 1, 2004, for the Lifecycle Funds.6/

(4)

Seed Money Agreement by and between Registrant and TIAA, dated as of March 31, 2006, for the Large Cap Growth Fund, High-Yield Fund II, Bond Plus Fund II, Short-Term Bond Fund II, Tax-Exempt Bond Fund II, Managed Allocation Fund II, International Equity Fund, Growth & Income Fund, Equity Index Fund, Social Choice Equity Fund, Bond Fund, Inflation-Linked Bond Fund, and Money Market Fund.9/

	(5)	Form of Seed Money Agreement by and between Registrant and TIAA, dated as of January 17, 2007 for the Institutional Class of the Lifecycle Funds. 10/

(6)

Form of Seed Money Agreement by and between Registrant and TIAA, dated November 30, 2007 for the Lifecycle 2045, Lifecycle 2050 and Lifecycle Retirement Income Funds and the Enhanced Large-Cap Growth Index, Enhanced Large-Cap Value Index and Enhanced International Equity Index Funds. 13/

	(7)	Form of Seed Money Agreement by and between Registrant and TIAA, dated September 10, 2009 for the Lifecycle Index Funds, Bond Index Fund and the Premier Class. 18/

	(7)	Form of Seed Money Agreement by and between Registrant and TIAA, dated August 1, 2010 for the Emerging Market Equity and Emerging Market Equity Index Funds. 20/

(m)	(1)	Distribution Plan for the Lifecycle Funds of Registrant adopted pursuant to Rule 12b-1 of the Investment Company Act of 1940 (the “1940 Act”), dated October 1, 2004.6/

	(2)	Distribution Plan for Retail Class Shares of Registrant, adopted pursuant to Rule 12b-1 of the 1940 Act, dated as of February 1, 2006.8/

	(3)	Suspension of Distribution Plan Reimbursement Agreement by and between Registrant and TPIS dated effective February 1, 2006. 8/

	(4)	Form of Amendment dated March 31, 2006 to the Distribution Plan for the Retail Shares of Registrant adopted pursuant to Rule 12-1 of the 1940 Act, dated February 1, 2006. 9/

	(5)	Form of Amendment dated March 31, 2006 to the Suspension of Distribution Plan Reimbursement Agreement by and between the Funds and TPIS effective February 1, 2006. 9/

	(6)	Form of Amendment dated May 16, 2006 to the Suspension of Distribution Plan Reimbursement Agreement by and between the Funds and TPIS effective February 1, 2006. 10/

	(7)	Form of Amendment dated December 1, 2006 to the Suspension of Distribution Plan Reimbursement Agreement by and between the Funds and TPIS effective February 1, 2006. 11/

	(8)	Form of Amendment dated November 30, 2007 to the Distribution Plan for the Retail Shares of Registrant adopted pursuant to Rule 12-1 of the 1940 Act, dated October 1, 2004. 13/

	(9)	Form of Distribution Plan for Lifecycle Retail Class Shares of Registrant adopted pursuant to Rule 12b-1 of the 1940 Act, dated November 30, 2007. 13/

	(10)	Form of Amendment dated November 30, 2007 to the Suspension of Distribution Plan Reimbursement Agreement by and between the Funds and TPIS effective February 1, 2006. 13/

	(11)	Form of Amendment dated December 1, 2006 to the Suspension of Distribution Plan Reimbursement Agreement by and between the Funds and TPIS effective February 1, 2008. 14/

	(12)	Form of Sixth Amendment dated February 1, 2009 to the February 1, 2006 Agreement to Suspend Distribution Plans for TIAA-CREF Funds. 16/

	(13)	Form of Amendment dated August 1, 2009 to the February 1, 2006 Agreement to Suspend Distribution Plans for TIAA-CREF Funds. 18/

	(14)	Form of Distribution Plan for Premier Class Shares of Registrant adopted pursuant to Rule 12b-1 of the 1940 Act, dated September 10, 2009. 18/

	(15)	Form of Distribution Plan for Retirement Class Shares of Registrant on behalf of the Lifecycle Index Funds adopted pursuant to Rule 12b-1 of the 1940 Act, dated September 10, 2009. 18/

	(16)	Form of Distribution Plan for Retail Class Shares of Registrant on behalf of the Bond Index Fund adopted pursuant to Rule 12b-1 of the 1940 Act, dated September 10, 2009. 18/

	(17)	Form of Amendment dated September 10, 2009 to the February 1, 2006 Agreement to Suspend Distribution Plans for TIAA-CREF Funds. 18/

	(18)	Form of Amended and Restated Agreement to Suspend Distribution Plans dated February 1, 2010 for TIAA-CREF Funds. 20/

	(19)	Form of Amended and Restated Distribution Plan for Premier Class Shares of Registrant adopted pursuant to Rule 12b-1 of the 1940 Act, dated July 20, 2010. 21/

	(20)	Form of Amended and Restated Compensation Distribution Plan for Retail Class Shares of Registrant adopted pursuant to Rule 12b-1 of the 1940 Act, dated July 20, 2010. 21/

(n)	(1)	Multiple Class Plan of Registrant adopted pursuant to Rule 18f-3 of the 1940 Act. 4/

	(2)	Form of Amended and Restated Multiple Class Plan effective February 14, 2006. 9/

	(3)	Form of Multiple Class Plan adopted pursuant to Rule 18f-3 of the 1940 Act with respect to the Lifecycle Funds effective January 17, 2007. 10/

	(4)	Form of Amendment dated November 30, 2007 to the Multiple Class (18f-3) Plan for the Lifecycle Funds. 13/

	(5)	Form of Amended and Restated Multiple Class (18f-3) Plan for the TCF Funds dated September 10, 2009. 18/

	(6)	Form of Amended and Restated Multiple Class (18f-3) Plan for the Lifecycle and Lifecycle Index Funds dated September 10, 2009. 18/

(p)	TIAA-CREF Code of Ethics 22/

1/	Incorporated herein by reference to the initial registration statement on Form N-1A (File No. 333-76651) as filed with the Commission on April 20, 1999.

2/	Incorporated herein by reference to Pre-Effective Amendment No. 1 to the initial registration statement on Form N-1A (File No. 333-76651) as filed with the Commission on June 11, 1999.

3/	Incorporated herein by reference to Pre-Effective Amendment No. 2 to the initial registration statement on Form N-1A (File No. 333-76651) as filed with the Commission on June 24, 1999.

4/	Incorporated herein by reference to Post-Effective Amendment No. 5 to the initial registration statement on Form N-1A (File No. 333-76651) as filed with the Commission on September 27, 2002.

5/	Incorporated herein by reference to Post-Effective Amendment No. 7 to the initial registration statement on Form N-1A (File No. 333-76651) as filed with the Commission on January 30, 2004.

6/	Incorporated herein by reference to Post-Effective Amendment No. 11 to the initial registration statement on Form N-1A (File No. 333-76651) as filed with the Commission on September 30, 2004.

7/	Incorporated herein by reference to Post-Effective Amendment No. 13 to the initial registration statement on Form N-1A (File No. 333-76651) as filed with the Commission on January 31, 2005.

8/	Incorporated herein by reference to Post-Effective Amendment No. 16 to the initial registration statement on Form N-1A (File No. 333-76651) as filed with the Commission on February 1, 2006.

9/	Incorporated herein by reference to Post-Effective Amendment No. 19 to the initial registration statement on Form N-1A (File No. 333-76651) as filed with the Commission on March 31, 2006.

10/	Incorporated herein by reference to Post-Effective Amendment No. 20 to the initial registration statement on Form N-1A (File No. 333-76651) as filed with the Commission on January 17, 2007.

11/	Incorporated herein by reference to Post-Effective Amendment No. 22 to the initial registration statement on Form N-1A (File No. 333-76651) as filed with the Commission on February 23, 2007.

12/	Incorporated herein by reference to Post-Effective Amendment No. 24 to the initial registration statement on Form N-1A (File No. 333-76651) as filed with the Commission on September 30, 2007.

13/	Incorporated herein by reference to Post-Effective Amendment No. 26 to the initial registration statement on Form N-1A (File No. 333-76651) as filed with the Commission on November 30, 2007.

14/	Incorporated herein by reference to Post-Effective Amendment No. 27 to the initial registration statement on Form N-1A (File No. 333-76651) as filed with the Commission on January 28, 2008.

15/	Incorporated herein by reference to Post-Effective Amendment No. 28 to the initial registration statement on Form N-1A (File No. 333-76651) as filed with the Commission on November 21, 2008.

16/	Incorporated herein by reference to Post-Effective Amendment No. 29 to the initial registration statement on Form N-1A (File No. 333-76651) as filed with the Commission on January 28, 2009.

17/	Incorporated herein by reference to Post-Effective Amendment No. 30 to the initial registration statement on Form N-1A (File No. 333-76651) as filed with the Commission on June 25, 2009.

18/	Incorporated herein by reference to Post-Effective Amendment No. 31 to the initial registration statement on Form N-1A (File No. 333-76651) as filed with the Commission on September 11, 2009.

19/	Incorporated herein by reference to Post-Effective Amendment No. 32 to the initial registration statement on Form N-1A (File No. 333-76651) as filed with the Commission on January 22, 2010.

20/	Incorporated herein by reference to Post-Effective Amendment No. 34 to the initial registration statement on Form N-1A (File No. 333-76651) as filed with the Commission on May 21, 2010.

21/	Incorporated herein by reference to Post-Effective Amendment No. 35 to the initial registration statement on Form N-1A (File No. 333-76651) as filed with the Commission on August 4, 2010.

22/	Incorporated herein by reference to Post-Effective Amendment No. 36 to the initial registration statement on Form N-1A (File No. 333-76651) as filed with the Commission on January 28, 2011.

* To be filed by amendment.

Item 29.	Persons Controlled by or Under Common Control with the Fund

          The Registrant disclaims any assertion that its investment adviser, Teachers Advisors, Inc. (“Teachers Advisors”), or the parent company or any affiliate of Teachers Advisors directly or indirectly controls the Registrant or is under common control with the Registrant. Additionally, the Board of Trustees of the Registrant is the same as the board of other TIAA-CREF mutual funds, each of which has Teachers Advisors or an affiliate as its investment adviser. In addition, the Registrant and the other TIAA-CREF mutual funds have some officers in common. Nonetheless, the Registrant takes the position that it is not under common control with the other

TIAA-CREF mutual funds because the power residing in the Funds’ respective boards and officers arises as the result of an official position with the respective investment companies.

Item 30.	Indemnification

          As a Delaware statutory trust, Registrant’s operations are governed by its Declaration of Trust dated as of April 15, 1999 (the “Declaration”). Generally, Delaware statutory trust shareholders are not personally liable for obligations of the Delaware statutory trust under Delaware law. The Delaware Statutory Trust Act (the “DSTA”) provides that a shareholder of a trust shall be entitled to the same limitation of liability extended to shareholders of private for-profit Delaware corporations. Registrant’s Declaration expressly provides that it has been organized under the DSTA and that the Declaration is to be governed by Delaware law. It is nevertheless possible that a Delaware statutory trust, such as Registrant, might become a party to an action in another state whose courts refuse to apply Delaware law, in which case Registrant’s shareholders could be subject to personal liability.

          To protect Registrant’s shareholders against the risk of personal liability, the Declaration (i) contains an express disclaimer of shareholder liability for acts or obligations of Registrant and provides that notice of such disclaimer may be given in each agreement, obligation and instrument entered into or executed by Registrant or its trustees; (ii) provides for the indemnification out of Registrant’s property of any shareholders held personally liable for any obligations of Registrant or any series of Registrant; and (iii) provides that Registrant shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of Registrant and satisfy any judgment thereon. Thus, the risk of a shareholder incurring financial loss beyond his or her investment because of shareholder liability is limited to circumstances in which all of the following factors are present: (i) a court refuses to apply Delaware law; (ii) the liability arose under tort law or, if not, no contractual limitation of liability was in effect; and (iii) Registrant itself would be unable to meet its obligations. In the light of Delaware law, the nature of Registrant’s business and the nature of its assets, the risk of personal liability to a shareholder is remote.

          The Declaration further provides that Registrant shall indemnify each of its trustees and officers against liabilities and expenses reasonably incurred by them, in connection with, or arising out of, any action, suit or proceeding, threatened against or otherwise involving such trustee or officer, directly or indirectly, by reason of being or having been a trustee or officer of Registrant. The Declaration does not authorize Registrant to indemnify any trustee or officer against any liability to which he or she would otherwise be subject by reason of or for willful misfeasance, bad faith, gross negligence or reckless disregard of such person’s duties.

          Insofar as indemnification for liability arising under the Securities Act of 1933 (the “Securities Act”) may be permitted to trustees, officers and controlling persons, or otherwise, Registrant has been advised that in the opinion of the Commission such indemnification may be against public policy as expressed in the Securities Act and may be, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a trustee, officer or controlling person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

Item 31.	Business and Other Connections of the Investment Adviser

          Advisors also provides investment management services to the TIAA-CREF Life Funds, TIAA Separate Account VA-1 and certain unregistered pools. The directors of Advisors are Scott C. Evans, Tony Cox, Carol Deckbar, Phillip Goff, Michael Gold and Edward Grzybowski, who are also Managers of TIAA-CREF Investment Management, LLC, which is a wholly owned investment adviser subsidiary of TIAA and manages the investment accounts of the College Retirement Equities Fund (“CREF”), and which is also located at 730 Third Avenue, New York, NY 10017-3206.

Item 32.	Principal Underwriters

          Teachers Personal Investors Services, Inc. (“TPIS”) acts as the principal underwriter for the Registrant. TPIS also acts as the principal underwriter for TIAA Separate Account VA-1 and the TIAA-CREF Life Funds, as well as for certain separate accounts of TIAA-CREF Life Insurance Company that offer variable products.

          The directors of TPIS are Edward Moslander, Keith Rauschenbach, Glen Weiner and Richard Hiller. The officers of TPIS are as follows:

Name and Principal Business Address*	Positions and Offices with Underwriter	Positions and Offices with Registrant
Keith Henry Rauschenbach	President	None
Patricia Ann Conti	Chief Financial Officer	None
Ilene Linda Shore	Chief Operating Officer	None
Brian Michael Moran	Chief Compliance Officer	None
Marjorie Pierre-Merritt	Secretary	None
Jorge Gutierrez	Treasurer	None
Patrick Sullivan	Assistant Treasurer	None
John George Panagakis	Vice President	None
Mark Anthony Cox	Vice President	None
Kevin John Maxwell	Vice President	None
Robert Thomas Rickey	Vice President	None
Linda Dougherty	Vice President	None
Edward Moslander	Vice President	None
Glen Weiner	Vice President	None
Thomas Dudek	Anti-Money Laundering Compliance Officer	None
Janet Acosta	Assistant Secretary	None
Stewart P. Greene	Assistant Secretary	None
David Iscovici	Assistant Secretary	None
Meredith J. Kornreich	Assistant Secretary	None
Laura O’Dell	Assistant Secretary	None

          * The business address of all directors and officers of TPIS is 730 Third Avenue, 12th Floor, New York, NY 10017-3206.

          Additional information about the officers of TPIS can be found on Schedule A of Form BD for TPIS, as currently on file with the Commission (File No. 8-47051).

Item 33.	Location of Accounts and Records

          All accounts, books and other documents required to be maintained by Section 31(a) of the 1940 Act and the rules promulgated thereunder will be maintained at the Registrant’s home office, 730 Third Avenue, New York, NY 10017-3206, at other offices of the Registrant, and at the offices of the Registrant’s custodian, State Street Bank and Trust Company, 1776 Heritage Drive, Quincy, MA 02171. In addition, certain duplicated records are maintained at Pierce Leahy Archives, 64 Leone Lane, Chester, NY 10918 and CitiStorage, 5 North 11th Street, Brooklyn, NY 11211.

Item 34.	Management Services

          Not Applicable.

Item 35.	Undertakings

          Not Applicable.

SIGNATURES

          Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, TIAA-CREF Funds has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of New York, and State of New York on the 25th day of April, 2011.

TIAA-CREF FUNDS

By:	/s/ Scott C. Evans

Name:	Scott C. Evans
Title:	Principal Executive Officer and President

          Pursuant to the requirements of the Securities Act, this registration statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ Scott C. Evans	Principal Executive Officer and President	April 25, 2011
(Principal Executive Officer)
Scott C. Evans

/s/ Phillip G. Goff	Principal Financial Officer,	April 25, 2011
Principal Accounting Officer and Treasurer
Phillip G. Goff	(Principal Financial and Accounting Officer)

SIGNATURE OF TRUSTEE	DATE	SIGNATURE OF TRUSTEE	DATE

*	April 25, 2011	*	April 25, 2011

Forrest Berkley		Nancy L. Jacobs

*	April 25, 2011	*	April 25, 2011

Nancy Eckl		Bridget A. Macaskill

*	April 25, 2011	*	April 25, 2011

Michael A. Forrester		James M. Poterba

*	April 25, 2011	*	April 25, 2011

Howell E. Jackson		Maceo K. Sloan

/s/ Stewart P. Greene	April 25, 2011	*	April 25, 2011

Stewart P. Greene as attorney-in-fact		Laura T. Starks

* Signed by Stewart P. Greene pursuant to powers of attorney previously filed with the Securities and Exchange Commission.